NVIT American Funds Asset Allocation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 236,322,411 6,111,297,544
Total Investment Company
(cost $4,292,515,006) 6,111,297,544
Total Investments
(cost $4,292,515,006) — 100.1% 6,111,297,544
Liabilities in excess of other assets — (0.1)% (3,507,285)
NET ASSETS — 100.0%
$ 6,107,790,259
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Investment Company  100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds The Bond
Fund of America, Class
1(a) 353,220,675 3,366,193,030
Total Investment Company
(cost $3,650,760,212)
3,366,193,030
Total Investments
(cost $3,650,760,212) — 100.1%
3,366,193,030
Liabilities in excess of other
assets — (0.1)% (1,901,795)
NET ASSETS — 100.0%
$ 3,364,291,235
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 15,904,067 571,592,152
Total Investment Company
(cost $438,017,636) 571,592,152
Total Investments
(cost $438,017,636) — 100.1% 571,592,152
Liabilities in excess of other assets — (0.1)% (377,794)
NET ASSETS — 100.0%
$ 571,214,358
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 16,248,171 1,924,595,890
Total Investment Company
(cost $1,291,180,881) 1,924,595,890
Total Investments
(cost $1,291,180,881) — 100.1% 1,924,595,890
Liabilities in excess of other assets — (0.1)% (1,104,042)
NET ASSETS — 100.0%
$ 1,923,491,848
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 56,861,347 3,838,709,504
Total Investment Company
(cost $2,432,125,729) 3,838,709,504
Total Investments
(cost $2,432,125,729) — 100.1% 3,838,709,504
Liabilities in excess of other assets — (0.1)% (2,195,152)
NET ASSETS — 100.0%
$ 3,836,514,352
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 92.7%
Shares Value ($)
Equity Funds 84.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 11,435,545 137,455,255
Nationwide International Equity
Portfolio, Class R6(a) 3,639,775 40,146,723
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,411,406 21,075,685
NVIT International Index Fund,
Class Y(a) 2,811,545 31,967,271
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,154,223 62,295,909
NVIT Mid Cap Index Fund, Class
Y(a) 1,444,221 27,396,874
Total Equity Funds
(cost $295,869,420) 320,337,717
Fixed Income Fund 8.6%
NVIT Bond Index Fund, Class
Y(a) 3,530,355 32,761,692
Total Fixed Income Funds
(cost $33,232,997) 32,761,692
Total Investment Companies
(cost $329,102,417) 353,099,409
Exchange Traded Funds 7.3%
Equity Funds 6.2%
iShares Core MSCI EAFE ETF 106,127 8,028,508
iShares Core S&P 500 ETF 19,705 11,072,239
iShares Core S&P Small-Cap
ETF 44,903 4,695,507
Total Equity Funds
(cost $24,760,098) 23,796,254
Fixed Income Fund 1.1%
iShares 7-10 Year Treasury Bond
ETF(b) 42,984 4,099,384
Total Fixed Income Funds
(cost  $4,612,563) 4,099,384
Total Exchange Traded Funds
(cost $29,372,661) 27,895,638
  Repurchase Agreement 1.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,169,858,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $4,252,738.(c) 4,169,351 4,169,351
Total Repurchase Agreement
(cost $4,169,351) 4,169,351
Total Investments
(cost $362,644,429) — 101.1% 385,164,398
Liabilities in excess of other assets — (1.1)% (4,373,050)
NET ASSETS — 100.0% $ 380,791,348
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $4,099,289, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,169,351.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $4,169,351.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,895,638 $ – $ – $ 27,895,638
Investment Companies 353,099,409 – – 353,099,409
Repurchase Agreement – 4,169,351 – 4,169,351
Total $ 380,995,047 $ 4,169,351 $ – $ 385,164,398
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 91.0%
Shares Value ($)
Equity Funds 44.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 18,795,098 225,917,079
Nationwide International Equity
Portfolio, Class R6(a) 4,077,246 44,972,023
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,587,991 31,359,043
NVIT International Index Fund,
Class Y(a) 2,353,764 26,762,292
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,338,144 125,178,344
NVIT Mid Cap Index Fund, Class
Y(a) 809,737 15,360,715
Total Equity Funds
(cost $441,089,582) 469,549,496
Fixed Income Funds 46.3%
Nationwide Bond Portfolio, Class
R6(a) 3,623,801 30,657,353
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 482,108 4,411,291
NVIT Bond Index Fund, Class
Y(a) 37,047,746 343,803,082
NVIT Loomis Core Bond Fund,
Class Y(a) 6,901,701 63,564,667
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,395,318 43,469,697
Total Fixed Income Funds
(cost $521,026,435) 485,906,090
Total Investment Companies
(cost $962,116,017) 955,455,586
Exchange Traded Funds 7.0%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 287,478 21,747,711
iShares Core S&P 500 ETF 53,523 30,074,573
iShares Core S&P Small-Cap
ETF 72,235 7,553,614
Total Equity Funds
(cost $61,528,453) 59,375,898
Fixed Income Funds 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 49,308 4,488,507
iShares 7-10 Year Treasury
Bond ETF 93,911 8,956,292
Total Fixed Income Funds
(cost $16,100,191) 13,444,799
Total Exchange Traded Funds
(cost $77,628,644) 72,820,697
Short-Term Investment 2.1%
Shares Value ($)
Money Market Fund 2.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 21,728,910 21,728,910
Total Short-Term Investment
(cost $21,728,910)
21,728,910
  Repurchase Agreement 0.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,534,330,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $4,624,454.(d) 4,533,779 4,533,779
Total Repurchase Agreement
(cost $4,533,779) 4,533,779
Total Investments
(cost $1,066,007,350) — 100.5% 1,054,538,972
Liabilities in excess of other assets — (0.5)% (5,023,065)
NET ASSETS — 100.0% $ 1,049,515,907
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $4,488,416, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,533,779.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $4,533,779.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 72,820,697 $ – $ – $ 72,820,697
Investment Companies 955,455,586 – – 955,455,586
Repurchase Agreement – 4,533,779 – 4,533,779
Short-Term Investment 21,728,910 – – 21,728,910
Total $ 1,050,005,193 $ 4,533,779 $ – $ 1,054,538,972
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 92.0%
Shares Value ($)
Equity Funds 62.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 25,895,854 311,268,162
Nationwide International Equity
Portfolio, Class R6(a) 5,843,429 64,453,017
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,890,738 42,745,049
NVIT International Index Fund,
Class Y(a) 3,070,421 34,910,691
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,523,913 148,597,277
NVIT Mid Cap Index Fund, Class
Y(a) 1,251,458 23,740,151
Total Equity Funds
(cost $580,439,794) 625,714,347
Fixed Income Funds 29.9%
Nationwide Bond Portfolio, Class
R6(a) 1,285,352 10,874,076
NVIT Bond Index Fund, Class
Y(a) 25,540,834 237,018,937
NVIT Loomis Core Bond Fund,
Class Y(a) 2,873,387 26,463,897
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,674,765 26,453,428
Total Fixed Income Funds
(cost $321,158,788) 300,810,338
Total Investment Companies
(cost $901,598,582) 926,524,685
Exchange Traded Funds 7.4%
Equity Funds 6.1%
iShares Core MSCI EAFE ETF 279,728 21,161,423
iShares Core S&P 500 ETF 52,056 29,250,267
iShares Core S&P Small-Cap
ETF 107,523 11,243,680
Total Equity Funds
(cost $63,993,819) 61,655,370
Fixed Income Funds 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 108,130 9,843,074
iShares 7-10 Year Treasury Bond
ETF(b) 34,296 3,270,809
Total Fixed Income Funds
(cost $18,462,935) 13,113,883
Total Exchange Traded Funds
(cost $82,456,754) 74,769,253
Short-Term Investment 0.6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 6,314,056 6,314,056
Total Short-Term Investment
(cost $6,314,056)
6,314,056
  Repurchase Agreement 1.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $10,050,384,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $10,250,145.
(d) 10,049,162 10,049,162
Total Repurchase Agreement
(cost $10,049,162) 10,049,162
Total Investments
(cost $1,000,418,554) — 101.0% 1,017,657,156
Liabilities in excess of other assets — (1.0)% (10,555,439)
NET ASSETS — 100.0% $ 1,007,101,717
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $9,947,890, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,049,162.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $10,049,162.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 74,769,253 $ – $ – $ 74,769,253
Investment Companies 926,524,685 – – 926,524,685
Repurchase Agreement – 10,049,162 – 10,049,162
Short-Term Investment 6,314,056 – – 6,314,056
Total $ 1,007,607,994 $ 10,049,162 $ – $ 1,017,657,156
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 88.8%
Shares Value ($)
Equity Funds 16.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,761,825 33,197,136
Nationwide International Equity
Portfolio, Class R6(a) 565,411 6,236,485
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 576,081 5,034,948
NVIT International Index Fund,
Class Y(a) 358,946 4,081,220
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,194,099 23,583,464
NVIT Mid Cap Index Fund, Class
Y(a) 14,678 278,438
Total Equity Funds
(cost $68,128,259) 72,411,691
Fixed Income Funds 72.0%
Nationwide Bond Portfolio, Class
R6(a) 1,677,849 14,194,604
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,418,845 22,132,427
NVIT Bond Index Fund, Class
Y(a) 18,882,941 175,233,696
NVIT Loomis Core Bond Fund,
Class Y(a) 5,966,256 54,949,222
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,410,509 43,619,930
Total Fixed Income Funds
(cost $324,172,468) 310,129,879
Total Investment Companies
(cost $392,300,727) 382,541,570
Exchange Traded Funds 8.2%
Equity Funds 4.0%
iShares Core MSCI EAFE ETF 71,944 5,442,564
iShares Core S&P 500 ETF 18,934 10,639,014
iShares Core S&P Small-Cap
ETF 10,470 1,094,848
Total Equity Funds
(cost $17,948,788) 17,176,426
Fixed Income Funds 4.2%
iShares 20+ Year Treasury Bond
ETF(b) 111,014 10,105,605
iShares 7-10 Year Treasury Bond
ETF(b) 82,220 7,841,321
Total Fixed Income Funds
(cost $22,942,621) 17,946,926
Total Exchange Traded Funds
(cost $40,891,409) 35,123,352
Short-Term Investment 3.1%
Shares Value ($)
Money Market Fund 3.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 13,341,337 13,341,337
Total Short-Term Investment
(cost $13,341,337)
13,341,337
  Repurchase Agreement 2.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $10,415,760,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $10,622,782.
(d) 10,414,493 10,414,493
Total Repurchase Agreement
(cost $10,414,493) 10,414,493
Total Investments
(cost $456,947,966) — 102.5% 441,420,752
Liabilities in excess of other assets — (2.5)% (10,640,849)
NET ASSETS — 100.0% $ 430,779,903
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $10,256,070, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,414,493.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $10,414,493.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 35,123,352 $ – $ – $ 35,123,352
Investment Companies 382,541,570 – – 382,541,570
Repurchase Agreement – 10,414,493 – 10,414,493
Short-Term Investment 13,341,337 – – 13,341,337
Total $ 431,006,259 $ 10,414,493 $ – $ 441,420,752
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 90.3%
Shares Value ($)
Equity Funds 53.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 37,042,369 445,249,281
Nationwide International Equity
Portfolio, Class R6(a) 8,128,573 89,658,163
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,987,018 61,066,535
NVIT International Index Fund,
Class Y(a) 4,506,317 51,236,819
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 11,426,441 225,672,205
NVIT Mid Cap Index Fund, Class
Y(a) 1,449,986 27,506,233
Total Equity Funds
(cost $837,402,854) 900,389,236
Fixed Income Funds 37.1%
Nationwide Bond Portfolio, Class
R6(a) 4,200,361 35,535,054
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 782,340 7,158,407
NVIT Bond Index Fund, Class
Y(a) 52,062,227 483,137,470
NVIT Loomis Core Bond Fund,
Class Y(a) 7,241,182 66,691,287
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,566,274 35,270,446
Total Fixed Income Funds
(cost $672,517,357) 627,792,664
Total Investment Companies
(cost $1,509,920,211) 1,528,181,900
Exchange Traded Funds 8.2%
Equity Funds 5.8%
iShares Core MSCI EAFE ETF 465,316 35,201,155
iShares Core S&P 500 ETF 86,595 48,657,731
iShares Core S&P Small-Cap
ETF 133,928 14,004,851
Total Equity Funds
(cost $101,474,580) 97,863,737
Fixed Income Funds 2.4%
iShares 20+ Year Treasury Bond
ETF(b) 239,715 21,821,257
iShares 7-10 Year Treasury
Bond ETF 190,052 18,125,259
Total Fixed Income Funds
(cost $53,343,427) 39,946,516
Total Exchange Traded Funds
(cost $154,818,007) 137,810,253
Short-Term Investment 1.6%
Shares Value ($)
Money Market Fund 1.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 26,470,625 26,470,625
Total Short-Term Investment
(cost $26,470,625)
26,470,625
  Repurchase Agreements 1.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $13,016,620,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $13,275,338.
(d) 13,015,037 13,015,037
Pershing LLC, 4.35%,
dated 3/31/2025, due
4/1/2025, repurchase price
$9,001,088, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $9,180,000.(d) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $22,015,037) 22,015,037
Total Investments
(cost $1,713,223,880) — 101.4% 1,714,477,815
Liabilities in excess of other assets — (1.4)% (22,932,079)
NET ASSETS — 100.0% $ 1,691,545,736
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $21,794,767, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $22,015,037.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $22,015,037.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderate Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 137,810,253 $ – $ – $ 137,810,253
Investment Companies 1,528,181,900 – – 1,528,181,900
Repurchase Agreements – 22,015,037 – 22,015,037
Short-Term Investment 26,470,625 – – 26,470,625
Total $ 1,692,462,778 $ 22,015,037 $ – $ 1,714,477,815
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 93.4%
Shares Value ($)
Equity Funds 71.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 26,212,673 315,076,333
Nationwide International Equity
Portfolio, Class R6(a) 7,423,924 81,885,883
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,298,566 46,309,463
NVIT International Index Fund,
Class Y(a) 3,431,221 39,012,982
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,744,637 152,956,587
NVIT Mid Cap Index Fund, Class
Y(a) 2,213,856 41,996,852
Total Equity Funds
(cost $628,041,583) 677,238,100
Fixed Income Funds 22.1%
Nationwide Bond Portfolio, Class
R6(a) 2,113,970 17,884,188
NVIT Bond Index Fund, Class
Y(a) 18,468,672 171,389,279
NVIT Loomis Core Bond Fund,
Class Y(a) 2,196,213 20,227,122
Total Fixed Income Funds
(cost $218,954,852) 209,500,589
Total Investment Companies
(cost $846,996,435) 886,738,689
Exchange Traded Funds 6.4%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 262,969 19,893,605
iShares Core S&P 500 ETF 32,730 18,390,987
iShares Core S&P Small-Cap
ETF 109,565 11,457,212
Total Equity Funds
(cost $51,838,010) 49,741,804
Fixed Income Fund 1.1%
iShares 7-10 Year Treasury
Bond ETF 107,836 10,284,319
Total Fixed Income Funds
(cost  $11,524,166) 10,284,319
Total Exchange Traded Funds
(cost $63,362,176) 60,026,123
Short-Term Investment 0.3%
Shares Value ($)
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (b) 2,994,158 2,994,158
Total Short-Term Investment
(cost $2,994,158)
2,994,158
Total Investments
(cost $913,352,769) — 100.1% 949,758,970
Liabilities in excess of other assets — (0.1)% (484,165)
NET ASSETS — 100.0% $ 949,274,805
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of March 31, 2025.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,026,123 $ – $ – $ 60,026,123
Investment Companies 886,738,689 – – 886,738,689
Short-Term Investment 2,994,158 – – 2,994,158
Total $ 949,758,970 $ – $ – $ 949,758,970
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
Investment Companies 89.6%
Shares Value ($)
Equity Funds 34.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,433,154 77,326,510
Nationwide International Equity
Portfolio, Class R6(a) 1,398,069 15,420,704
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,317,430 11,514,335
NVIT International Index Fund,
Class Y(a) 1,426,236 16,216,299
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,082,168 41,122,817
NVIT Mid Cap Index Fund, Class
Y(a) 323,646 6,139,558
Total Equity Funds
(cost $154,862,428) 167,740,223
Fixed Income Funds 55.1%
Nationwide Bond Portfolio, Class
R6(a) 1,592,167 13,469,731
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,659,792 15,187,095
NVIT Bond Index Fund, Class
Y(a) 19,377,668 179,824,761
NVIT Loomis Core Bond Fund,
Class Y(a) 3,506,805 32,297,675
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,774,138 27,436,222
Total Fixed Income Funds
(cost $285,062,448) 268,215,484
Total Investment Companies
(cost $439,924,876) 435,955,707
Exchange Traded Funds 8.2%
Equity Funds 5.6%
iShares Core MSCI EAFE ETF 132,197 10,000,703
iShares Core S&P 500 ETF 24,613 13,830,045
iShares Core S&P Small-Cap
ETF 32,611 3,410,132
Total Equity Funds
(cost $28,249,534) 27,240,880
Fixed Income Funds 2.6%
iShares 20+ Year Treasury Bond
ETF 90,849 8,269,984
iShares 7-10 Year Treasury
Bond ETF 45,934 4,380,726
Total Fixed Income Funds
(cost $17,884,012) 12,650,710
Total Exchange Traded Funds
(cost $46,133,546) 39,891,590
Short-Term Investment 2.3%
Shares Value ($)
Money Market Fund 2.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (b) 11,250,648 11,250,648
Total Short-Term Investment
(cost $11,250,648)
11,250,648
Total Investments
(cost $497,309,070) — 100.1% 487,097,945
Liabilities in excess of other assets — (0.1)% (290,078)
NET ASSETS — 100.0% $ 486,807,867
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of March 31, 2025.
ETF Exchange Traded Fund

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,891,590 $ – $ – $ 39,891,590
Investment Companies 435,955,707 – – 435,955,707
Short-Term Investment 11,250,648 – – 11,250,648
Total $ 487,097,945 $ – $ – $ 487,097,945
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 83.7%
Shares Value ($)
Equity Funds 49.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 18,865,467 226,762,911
Nationwide International Equity
Portfolio, Class R6(a) 4,143,047 45,697,809
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,559,804 31,112,685
NVIT International Index Fund,
Class Y(a) 2,296,491 26,111,105
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,819,156 114,928,332
NVIT Mid Cap Index Fund, Class
Y(a) 738,438 14,008,166
Total Equity Funds
(cost $429,173,814) 458,621,008
Fixed Income Funds 34.4%
Nationwide Bond Portfolio, Class
R6(a) 2,140,653 18,109,927
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 398,709 3,648,188
NVIT Bond Index Fund, Class
Y(a) 26,532,915 246,225,448
NVIT Loomis Core Bond Fund,
Class Y(a) 3,690,367 33,988,281
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,817,410 17,974,183
Total Fixed Income Funds
(cost $331,703,042) 319,946,027
Total Investment Companies
(cost $760,876,856) 778,567,035
Exchange Traded Funds 7.6%
Equity Funds 5.4%
iShares Core MSCI EAFE ETF 239,009 18,081,031
iShares Core S&P 500 ETF 44,443 24,972,522
iShares Core S&P Small-Cap
ETF 68,787 7,193,056
Total Equity Funds
(cost $52,066,653) 50,246,609
Fixed Income Funds 2.2%
iShares 20+ Year Treasury Bond
ETF(b) 122,992 11,195,962
iShares 7-10 Year Treasury
Bond ETF 97,651 9,312,976
Total Fixed Income Funds
(cost $27,084,113) 20,508,938
Total Exchange Traded Funds
(cost $79,150,766) 70,755,547
Short-Term Investment 1.4%
Shares Value ($)
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 13,454,934 13,454,934
Total Short-Term Investment
(cost $13,454,934)
13,454,934
  Repurchase Agreements 0.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,332,763,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $1,359,253.(d) 1,332,601 1,332,601
Pershing LLC, 4.35%,
dated 3/31/2025, due
4/1/2025, repurchase price
$7,000,846, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $7,140,000.(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $8,332,601) 8,332,601
Total Investments
(cost $861,815,157) — 93.6% 871,110,117
Other assets in excess of liabilities — 6.4% 59,167,785
NET ASSETS — 100.0% $ 930,277,902
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $8,249,230, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,332,601.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $8,332,601.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (221) 6/2025 USD (26,700,115) 632,131
Russell 2000 E-Mini Index (35) 6/2025 USD (3,547,425) 40,324
S&P 500 E-Mini Index (237) 6/2025 USD (66,991,013) 170,380
S&P Midcap 400 E-Mini Index (19) 6/2025 USD (5,583,340) 7,237
Net contracts 850,072
Currency:
USD United States Dollar

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,755,547 $ – $ – $ 70,755,547
Futures Contracts 850,072 – – 850,072
Investment Companies 778,567,035 – – 778,567,035
Repurchase Agreements – 8,332,601 – 8,332,601
Short-Term Investment 13,454,934 – – 13,454,934
Total $ 863,627,588 $ 8,332,601 $ – $ 871,960,189
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 850,072
Total $ 850,072
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 84.8%
Shares Value ($)
Equity Funds 41.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,483,749 77,934,660
Nationwide International Equity
Portfolio, Class R6(a) 1,406,511 15,513,820
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,237,627 10,816,860
NVIT International Index Fund,
Class Y(a) 811,921 9,231,543
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,186,441 43,182,218
NVIT Mid Cap Index Fund, Class
Y(a) 279,324 5,298,769
Total Equity Funds
(cost $152,677,517) 161,977,870
Fixed Income Funds 43.1%
Nationwide Bond Portfolio, Class
R6(a) 1,250,218 10,576,847
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 166,329 1,521,909
NVIT Bond Index Fund, Class
Y(a) 12,781,557 118,612,846
NVIT Loomis Core Bond Fund,
Class Y(a) 2,381,094 21,929,874
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,516,337 14,996,571
Total Fixed Income Funds
(cost $174,219,606) 167,638,047
Total Investment Companies
(cost $326,897,123) 329,615,917
Exchange Traded Funds 6.5%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 99,543 7,530,428
iShares Core S&P 500 ETF 18,461 10,373,236
iShares Core S&P Small-Cap
ETF 25,012 2,615,505
Total Equity Funds
(cost $21,250,379) 20,519,169
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 17,037 1,550,878
iShares 7-10 Year Treasury
Bond ETF 32,465 3,096,187
Total Fixed Income Funds
(cost $5,461,963) 4,647,065
Total Exchange Traded Funds
(cost $26,712,342) 25,166,234
Short-Term Investment 1.9%
Shares Value ($)
Money Market Fund 1.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.27% (c) 7,489,339 7,489,339
Total Short-Term Investment
(cost $7,489,339)
7,489,339
  Repurchase Agreement 0.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,566,651,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $1,597,789.(d) 1,566,460 1,566,460
Total Repurchase Agreement
(cost $1,566,460) 1,566,460
Total Investments
(cost $362,665,264) — 93.6% 363,837,950
Other assets in excess of liabilities — 6.4% 25,006,879
NET ASSETS — 100.0% $ 388,844,829
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $1,550,787, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,566,460.
(c) Represents 7-day effective yield as of March 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $1,566,460.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (64) 6/2025 USD (7,732,160) 236,190
Russell 2000 E-Mini Index (11) 6/2025 USD (1,114,905) 16,028
S&P 500 E-Mini Index (69) 6/2025 USD (19,503,713) 86,499
S&P Midcap 400 E-Mini Index (6) 6/2025 USD (1,763,160) 2,426
Net contracts 341,143
Currency:
USD United States Dollar

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,166,234 $ – $ – $ 25,166,234
Futures Contracts 341,143 – – 341,143
Investment Companies 329,615,917 – – 329,615,917
Repurchase Agreement – 1,566,460 – 1,566,460
Short-Term Investment 7,489,339 – – 7,489,339
Total $ 362,612,633 $ 1,566,460 $ – $ 364,179,093
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 341,143
Total $ 341,143
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 96.4%
Shares Value ($)
Equity Funds 86.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,536,753 13,431,219
NVIT GS International Equity
Insights Fund, Class Y(a) 4,091,448 47,378,972
NVIT GS Large Cap Equity
Fund, Class Y(a) 7,067,484 92,584,047
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 960,097 10,887,496
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,813,972 44,814,169
Total Equity Funds
(cost $176,472,961) 209,095,903
Fixed Income Funds 9.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 274,846 2,608,293
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 2,263,896 20,850,482
Total Fixed Income Funds
(cost $23,718,436) 23,458,775
Total Investment Companies
(cost $200,191,397) 232,554,678
Exchange Traded Funds 3.6%
Equity Funds 3.6%
iShares Core MSCI EAFE ETF 20,382 1,541,898
iShares Core S&P 500 ETF 12,641 7,102,978
Total Exchange Traded Funds
(cost $9,119,705) 8,644,876
Total Investments
(cost $209,311,102) — 100.0% 241,199,554
Liabilities in excess of other assets — 0.0%
†
(113,633)
NET ASSETS — 100.0% $ 241,085,921
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,644,876 $ – $ – $ 8,644,876
Investment Companies 232,554,678 – – 232,554,678
Total $ 241,199,554 $ – $ – $ 241,199,554
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 96.8%
Shares Value ($)
Equity Funds 73.3%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,482,964 21,701,103
NVIT GS International Equity
Insights Fund, Class Y(a) 5,805,584 67,228,660
NVIT GS Large Cap Equity
Fund, Class Y(a) 11,191,460 146,608,127
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,518,079 17,215,018
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,078,917 71,427,273
Total Equity Funds
(cost $269,925,368) 324,180,181
Fixed Income Funds 23.5%
Nationwide Loomis Core Bond
Fund, Class R6(a) 999,185 9,482,263
NVIT Loomis Core Bond Fund,
Class Y(a) 9,257,558 85,262,108
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 950,445 9,399,899
Total Fixed Income Funds
(cost $110,268,906) 104,144,270
Total Investment Companies
(cost $380,194,274) 428,324,451
Exchange Traded Funds 3.2%
Equity Funds 3.2%
iShares Core MSCI EAFE ETF 18,499 1,399,449
iShares Core S&P 500 ETF 23,045 12,948,986
Total Exchange Traded Funds
(cost $15,368,937) 14,348,435
Total Investments
(cost $395,563,211) — 100.0% 442,672,886
Liabilities in excess of other assets — 0.0%
†
(175,899)
NET ASSETS — 100.0% $ 442,496,987
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,348,435 $ – $ – $ 14,348,435
Investment Companies 428,324,451 – – 428,324,451
Total $ 442,672,886 $ – $ – $ 442,672,886
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 96.2%
Shares Value ($)
Equity Funds 54.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,316,587 63,946,968
NVIT GS International Equity
Insights Fund, Class Y(a) 12,625,063 146,198,225
NVIT GS Large Cap Equity
Fund, Class Y(a) 36,304,843 475,593,441
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,224,364 36,564,292
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,517,007 229,324,828
Total Equity Funds
(cost $790,765,696) 951,627,754
Fixed Income Funds 42.2%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,908,246 46,579,250
NVIT Loomis Core Bond Fund,
Class Y(a) 63,668,326 586,385,286
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,204,549 110,812,990
Total Fixed Income Funds
(cost $813,975,022) 743,777,526
Total Investment Companies
(cost $1,604,740,718) 1,695,405,280
Exchange Traded Funds 3.8%
Equity Funds 3.8%
iShares Core MSCI EAFE ETF 220,991 16,717,969
iShares Core S&P 500 ETF 91,054 51,163,243
Total Exchange Traded Funds
(cost $70,527,200) 67,881,212
Total Investments
(cost $1,675,267,918) — 100.0% 1,763,286,492
Liabilities in excess of other assets — 0.0%
†
(667,980)
NET ASSETS — 100.0% $ 1,762,618,512
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 67,881,212 $ – $ – $ 67,881,212
Investment Companies 1,695,405,280 – – 1,695,405,280
Total $ 1,763,286,492 $ – $ – $ 1,763,286,492
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 96.3%
Shares Value ($)
Equity Funds 34.2%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,264,028 11,047,603
NVIT GS International Equity
Insights Fund, Class Y(a) 2,305,960 26,703,016
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,549,898 72,703,658
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 475,488 5,392,029
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,669,790 43,120,027
Total Equity Funds
(cost $132,177,319) 158,966,333
Fixed Income Funds 62.1%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,061,505 9,712,771
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,034,845 19,310,677
NVIT Loomis Core Bond Fund,
Class Y(a) 22,521,015 207,418,552
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,322,727 52,641,767
Total Fixed Income Funds
(cost $315,503,967) 289,083,767
Total Investment Companies
(cost $447,681,286) 448,050,100
Exchange Traded Funds 3.7%
Equity Funds 3.7%
iShares Core MSCI EAFE ETF 56,685 4,288,220
iShares Core S&P 500 ETF 23,551 13,233,307
Total Exchange Traded Funds
(cost $18,193,035) 17,521,527
Total Investments
(cost $465,874,321) — 100.0% 465,571,627
Liabilities in excess of other assets — 0.0%
†
(207,261)
NET ASSETS — 100.0% $ 465,364,366
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,521,527 $ – $ – $ 17,521,527
Investment Companies 448,050,100 – – 448,050,100
Total $ 465,571,627 $ – $ – $ 465,571,627
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
Investment Companies 97.0%
Shares Value ($)
Equity Funds 16.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 513,024 4,483,830
NVIT GS International Equity
Insights Fund, Class Y(a) 931,995 10,792,507
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,507,189 32,844,176
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 144,778 1,641,779
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,242,985 26,355,073
Total Equity Funds
(cost $60,614,198) 76,117,365
Fixed Income Funds 80.5%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,067,373 18,916,460
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,724,537 25,855,856
NVIT Loomis Core Bond Fund,
Class Y(a) 28,815,741 265,392,975
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,125,847 60,584,629
Total Fixed Income Funds
(cost $397,985,297) 370,749,920
Total Investment Companies
(cost $458,599,495) 446,867,285
Exchange Traded Funds 3.0%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 36,721 2,777,943
iShares Core S&P 500 ETF 19,813 11,132,925
Total Exchange Traded Funds
(cost $14,574,380) 13,910,868
Total Investments
(cost $473,173,875) — 100.0% 460,778,153
Liabilities in excess of other assets — 0.0%
†
(225,451)
NET ASSETS — 100.0% $ 460,552,702
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,910,868 $ – $ – $ 13,910,868
Investment Companies 446,867,285 – – 446,867,285
Total $ 460,778,153 $ – $ – $ 460,778,153
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 96.2%
Shares Value ($)
Equity Funds 44.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,980,186 43,526,829
NVIT GS International Equity
Insights Fund, Class Y(a) 10,221,157 118,360,999
NVIT GS Large Cap Equity
Fund, Class Y(a) 22,770,744 298,296,748
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,060,093 23,361,450
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,377,145 157,181,448
Total Equity Funds
(cost $534,100,297) 640,727,474
Fixed Income Funds 52.2%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,612,621 53,263,777
NVIT Loomis Core Bond Fund,
Class Y(a) 61,910,619 570,196,800
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 13,727,701 135,766,963
Total Fixed Income Funds
(cost $832,666,946) 759,227,540
Total Investment Companies
(cost $1,366,767,243) 1,399,955,014
Exchange Traded Funds 3.8%
Equity Funds 3.8%
iShares Core MSCI EAFE ETF 179,277 13,562,305
iShares Core S&P 500 ETF 74,336 41,769,397
Total Exchange Traded Funds
(cost $57,462,890) 55,331,702
Total Investments
(cost $1,424,230,133) — 100.0% 1,455,286,716
Liabilities in excess of other assets — 0.0%
†
(555,564)
NET ASSETS — 100.0% $ 1,454,731,152
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,331,702 $ – $ – $ 55,331,702
Investment Companies 1,399,955,014 – – 1,399,955,014
Total $ 1,455,286,716 $ – $ – $ 1,455,286,716
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 96.2%
Shares Value ($)
Equity Funds 64.3%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,686,429 75,919,387
NVIT GS International Equity
Insights Fund, Class Y(a) 17,818,390 206,336,956
NVIT GS Large Cap Equity
Fund, Class Y(a) 43,707,754 572,571,574
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,668,460 52,940,337
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,113,629 236,335,143
Total Equity Funds
(cost $949,580,371) 1,144,103,397
Fixed Income Funds 31.9%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,995,284 37,915,246
NVIT Loomis Core Bond Fund,
Class Y(a) 51,418,267 473,562,235
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,700,495 56,377,898
Total Fixed Income Funds
(cost $619,940,395) 567,855,379
Total Investment Companies
(cost $1,569,520,766) 1,711,958,776
Exchange Traded Funds 3.8%
Equity Funds 3.8%
iShares Core MSCI EAFE ETF 223,060 16,874,489
iShares Core S&P 500 ETF 92,452 51,948,779
Total Exchange Traded Funds
(cost $71,507,486) 68,823,268
Total Investments
(cost $1,641,028,252) — 100.0% 1,780,782,044
Liabilities in excess of other assets — 0.0%
†
(660,414)
NET ASSETS — 100.0% $ 1,780,121,630
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 68,823,268 $ – $ – $ 68,823,268
Investment Companies 1,711,958,776 – – 1,711,958,776
Total $ 1,780,782,044 $ – $ – $ 1,780,782,044
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
Investment Companies 89.8%
Shares Value ($)
Equity Funds 41.1%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,466,908 12,820,779
NVIT GS International Equity
Insights Fund, Class Y(a) 3,010,071 34,856,622
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,709,666 87,896,628
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 607,105 6,884,570
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,942,114 46,319,836
Total Equity Funds
(cost $155,665,261) 188,778,435
Fixed Income Funds 48.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,652,924 15,686,253
NVIT Loomis Core Bond Fund,
Class Y(a) 18,232,921 167,925,199
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,043,039 39,985,658
Total Fixed Income Funds
(cost $236,098,639) 223,597,110
Total Investment Companies
(cost $391,763,900) 412,375,545
Exchange Traded Funds 3.5%
Equity Funds 3.5%
iShares Core MSCI EAFE ETF 52,206 3,949,384
iShares Core S&P 500 ETF 21,829 12,265,715
Total Exchange Traded Funds
(cost $16,832,560) 16,215,099
Total Investments
(cost $408,596,460) — 93.3% 428,590,644
Other assets in excess of liabilities — 6.7% 30,606,474
NET ASSETS — 100.0% $ 459,197,118
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (56) 6/2025 USD (6,765,640) 191,323
Russell 2000 E-Mini Index (8) 6/2025 USD (810,840) 10,561
S&P 500 E-Mini Index (55) 6/2025 USD (15,546,438) 60,270
Net contracts 262,154
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,215,099 $ – $ – $ 16,215,099
Futures Contracts 262,154 – – 262,154
Investment Companies 412,375,545 – – 412,375,545
Total $ 428,852,798 $ – $ – $ 428,852,798

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 262,154
Total $ 262,154
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 89.1%
Shares Value ($)
Equity Funds 50.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,129,510 36,091,916
NVIT GS International Equity
Insights Fund, Class Y(a) 7,125,132 82,509,033
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,491,796 268,442,527
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,819,997 20,638,768
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,016,482 129,443,661
Total Equity Funds
(cost $442,025,663) 537,125,905
Fixed Income Funds 39.1%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,769,933 26,286,662
NVIT Loomis Core Bond Fund,
Class Y(a) 35,931,006 330,924,567
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,323,390 62,538,326
Total Fixed Income Funds
(cost $441,529,627) 419,749,555
Total Investment Companies
(cost $883,555,290) 956,875,460
Exchange Traded Funds 3.6%
Equity Funds 3.6%
iShares Core MSCI EAFE ETF 123,183 9,318,794
iShares Core S&P 500 ETF 51,328 28,841,203
Total Exchange Traded Funds
(cost $39,620,418) 38,159,997
Total Investments
(cost $923,175,708) — 92.7% 995,035,457
Other assets in excess of liabilities — 7.3% 78,760,129
NET ASSETS — 100.0% $ 1,073,795,586
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (289) 6/2025 USD (34,915,535) 906,781
Russell 2000 E-Mini Index (47) 6/2025 USD (4,763,685) 53,457
S&P 500 E-Mini Index (314) 6/2025 USD (88,756,025) 226,981
S&P Midcap 400 E-Mini Index (2) 6/2025 USD (587,720) (2,451)
Net contracts 1,184,768
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,159,997 $ – $ – $ 38,159,997
Futures Contracts 1,187,219 – – 1,187,219
Investment Companies 956,875,460 – – 956,875,460
Total Assets $ 996,222,676 $ – $ – $ 996,222,676
Liabilities:
Futures Contracts $ (2,451) $ – $ – $ (2,451)
Total Liabilities $ (2,451) $ – $ – $ (2,451)
Total $ 996,220,225 $ – $ – $ 996,220,225

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,187,219
Total $ 1,187,219
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,451)
Total $ (2,451)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Investment Company 95.1%
Shares Value ($)
Alternative Assets 95.1%
BlackRock Global Allocation VI
Fund, Class I 17,993,120 296,526,623
Total Alternative Assets
(cost $285,523,013) 296,526,623
Total Investment Company
(cost $285,523,013) 296,526,623
Total Investments
(cost $285,523,013) — 95.1% 296,526,623
Other assets in excess of liabilities — 4.9% 15,296,982
NET ASSETS — 100.0% $ 311,823,605
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (72) 6/2025 USD (8,698,680) 261,976
Russell 2000 E-Mini Index (1) 6/2025 USD (101,355) 1,867
S&P 500 E-Mini Index (61) 6/2025 USD (17,242,413) 80,931
S&P Midcap 400 E-Mini Index (2) 6/2025 USD (587,720) 2,464
Net contracts 347,238
Currency:
USD United States Dollar

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 347,238 $ – $ – $ 347,238
Investment Company 296,526,623 – – 296,526,623
Total $ 296,873,861 $ – $ – $ 296,873,861

NVIT BlackRock Managed Global Allocation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 347,238
Total $ 347,238
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99.8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 165,286 8,264,300
iShares Core 1-5 Year USD
Bond ETF(a) 258,912 12,518,395
iShares Core Total USD Bond
Market ETF(a) 179,307 8,262,467
iShares Core U.S. Aggregate
Bond ETF(a) 419,331 41,480,222
iShares MBS ETF 88,482 8,297,842
iShares U.S. Treasury Bond ETF 180,695 4,153,275
Total Exchange Traded Funds
(cost $87,441,192) 82,976,501
  Repurchase Agreement 25.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $21,132,497,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $21,552,525.
(b) 21,129,926 21,129,926
Total Repurchase Agreement
(cost $21,129,926) 21,129,926
Total Investments
(cost $108,571,118) — 125.2% 104,106,427
Liabilities in excess of other assets
— (25.2)% (20,982,410)
NET ASSETS — 100.0% $ 83,124,017
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $20,741,003, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,129,926.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $21,129,926.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 82,976,501 $ – $ – $ 82,976,501
Repurchase Agreement – 21,129,926 – 21,129,926
Total $ 82,976,501 $ 21,129,926 $ – $ 104,106,427
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100.0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE ETF 140,167 10,603,634
iShares Core MSCI International
Developed Markets ETF(a) 180,405 12,428,100
iShares Core S&P 500 ETF 11,289 6,343,289
iShares Core S&P Mid-Cap ETF 280,285 16,354,630
iShares Core S&P Small-Cap
ETF 25,466 2,662,980
iShares Core S&P Total U.S.
Stock Market ETF(a) 209,386 25,547,186
iShares MSCI USA Momentum
Factor ETF 9,644 1,949,342
iShares MSCI USA Quality
Factor ETF 11,133 1,902,518
iShares MSCI USA Size Factor
ETF(a) 12,219 1,777,131
iShares MSCI USA Value Factor
ETF(a) 16,488 1,758,445
iShares U.S. Equity Factor
ETF(a) 141,095 8,166,579
iShares U.S. Small-Cap Equity
Factor ETF(a) 28,044 1,743,215
Total Exchange Traded Funds
(cost $72,607,076) 91,237,049
  Repurchase Agreements 6.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,203,805,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $1,227,732.(b) 1,203,659 1,203,659
  Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.36%,
dated 3/31/2025, due
4/1/2025, repurchase price
$1,000,121, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $1,020,532.(b) 1,000,000 1,000,000
Pershing LLC, 4.35%,
dated 3/31/2025, due
4/1/2025, repurchase price
$4,000,483, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $4,080,000.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $6,203,659) 6,203,659
Total Investments
(cost $78,810,735) — 106.8% 97,440,708
Liabilities in excess of other assets — (6.8)% (6,207,849)
NET ASSETS — 100.0% $ 91,232,859
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $20,021,590, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,203,659 and by $14,363,205 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.25% - 4.75%, and maturity
dates ranging from 6/30/2025 - 11/15/2053, a total value of
$20,566,864.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $6,203,659.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 91,237,049 $ – $ – $ 91,237,049
Repurchase Agreements – 6,203,659 – 6,203,659
Total $ 91,237,049 $ 6,203,659 $ – $ 97,440,708
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 96.1%
Shares Value ($)
Equity Fund 96.1%
American Funds Growth-Income
Fund, Class 1 9,996,618 674,871,698
Total Investment Company
(cost $463,176,666) 674,871,698
Total Investments
(cost $463,176,666) — 96.1% 674,871,698
Other assets in excess of liabilities — 3.9% 27,435,476
NET ASSETS — 100.0% $ 702,307,174
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (27) 6/2025 USD (3,262,005) 98,967
S&P 500 E-Mini Index (242) 6/2025 USD (68,404,325) 327,843
S&P Midcap 400 E-Mini Index (15) 6/2025 USD (4,407,900) 11,283
Net contracts 438,093
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 438,093 $ – $ – $ 438,093
Investment Company 674,871,698 – – 674,871,698
Total $ 675,309,791 $ – $ – $ 675,309,791

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 438,093
Total $ 438,093
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 92.2%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 21,640,765 739,248,545
Total Balanced Fund
(cost $720,564,470) 739,248,545
Equity Funds 45.9%
American Funds Growth Fund,
Class 1 6,162,643 729,965,104
American Funds Washington
Mutual Investors Fund, Class
1 29,282,346 495,750,120
Total Equity Funds
(cost $1,056,249,866) 1,225,715,224
Investment Companies
Shares Value ($)
Fixed Income Funds 18.6%
American Funds U.S.
Government Securities Fund,
Class 1 12,557,630 124,446,111
Bond Fund of America (The),
Class R6 32,995,140 373,834,936
Total Fixed Income Funds
(cost $532,866,113) 498,281,047
Total Investment Companies
(cost $2,309,680,449) 2,463,244,816
Total Investments
(cost $2,309,680,449) — 92.2% 2,463,244,816
Other assets in excess of liabilities — 7.8% 209,081,424
NET ASSETS — 100.0% $ 2,672,326,240
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE Index (105) 6/2025 USD (12,685,575) 398,238
Russell 2000 E-Mini Index (24) 6/2025 USD (2,432,520) 38,693
S&P 500 E-Mini Index (962) 6/2025 USD (271,921,325) 1,428,388
S&P Midcap 400 E-Mini Index (60) 6/2025 USD (17,631,600) 53,105
Net contracts 1,918,424
Currency:
USD United States Dollar

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 1,918,424 $ – $ – $ 1,918,424
Investment Companies 2,463,244,816 – – 2,463,244,816
Total $ 2,465,163,240 $ – $ – $ 2,465,163,240
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,918,424
Total $ 1,918,424
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 99.1%
Shares Value ($)
BRAZIL 4.4%
Aerospace & Defense 0.3%
Embraer SA, ADR * 36,575 1,689,765
Automobile Components 0.0%
†
Iochpe Maxion SA 109,400 223,346
Banks 1.6%
Banco Bradesco SA, ADR 1,009,100 2,250,293
Itau Unibanco Holding SA 55,000 267,364
Itau Unibanco Holding SA
(Preference) 1,095,820 6,031,720
8,549,377
Electric Utilities 0.1%
Cia Energetica de Minas Gerais,
ADR 225,500 396,880
Transmissora Alianca de Energia
Eletrica SA 18,600 109,714
506,594
Electrical Equipment 0.3%
WEG SA 184,400 1,463,192
Food Products 0.1%
BRF SA * 98,500 339,700
Insurance 0.2%
BB Seguridade Participacoes SA 176,400 1,245,769
Machinery 0.0%
†
Kepler Weber SA 94,300 126,748
Marcopolo SA (Preference) 132,100 141,673
268,421
Metals & Mining 1.1%
Gerdau SA (Preference) 380,000 1,077,447
Vale SA, Class B, ADR (a) 507,100 5,060,858
6,138,305
Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA (Preference) 383,500 2,497,325
Passenger Airlines 0.1%
Azul SA (Preference) * 690,200 397,928
Transportation Infrastructure 0.1%
Santos Brasil Participacoes SA 149,300 348,235
Water Utilities 0.0%
†
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR *(a) 12,700 226,822
23,894,779
CHILE 0.6%
Banks 0.2%
Banco de Chile 9,365,964 1,237,893
Electric Utilities 0.2%
Enel Americas SA 9,407,355 915,432
Marine Transportation 0.1%
Cia Sud Americana de Vapores SA 13,157,700 720,560
Passenger Airlines 0.1%
Latam Airlines Group SA 33,235,185 520,820
3,394,705
CHINA 31.3%
Air Freight & Logistics 0.3%
ZTO Express Cayman, Inc. 92,600 1,842,909
Common Stocks
Shares Value ($)
CHINA
Automobiles 3.1%
BYD Co. Ltd., Class A 11,900 620,086
BYD Co. Ltd., Class H 92,500 4,675,585
Dongfeng Motor Group Co. Ltd.,
Class H 288,000 176,091
Geely Automobile Holdings Ltd. 2,365,000 5,106,028
Great Wall Motor Co. Ltd., Class A 107,400 387,132
Great Wall Motor Co. Ltd., Class H 908,000 1,591,495
Guangzhou Automobile Group Co.
Ltd., Class H (a) 2,052,000 851,026
Li Auto, Inc., Class A * 80,000 1,017,934
XPeng, Inc., Class A * 173,100 1,797,843
Zhejiang Leapmotor Technology
Co. Ltd. Reg. S *(b) 87,000 562,819
16,786,039
Banks 3.8%
Agricultural Bank of China Ltd.,
Class H 2,383,000 1,430,536
Bank of Shanghai Co. Ltd., Class
A 2,213,880 3,009,097
China Construction Bank Corp.,
Class H 6,051,000 5,368,596
China Minsheng Banking Corp.
Ltd., Class A 201,600 108,488
Industrial & Commercial Bank of
China Ltd., Class H 12,532,000 8,953,915
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 417,000 258,218
Shanghai Pudong Development
Bank Co. Ltd., Class A 547,900 788,646
19,917,496
Beverages 0.4%
Eastroc Beverage Group Co. Ltd.,
Class A 29,489 1,012,631
Tsingtao Brewery Co. Ltd., Class A 121,300 1,278,083
2,290,714
Biotechnology 0.0%
†
3SBio, Inc. Reg. S (b) 135,500 208,173
Broadline Retail 5.9%
Alibaba Group Holding Ltd. 1,319,100 21,871,526
JD.com, Inc., Class A 238,650 4,924,903
PDD Holdings, Inc., ADR * 29,580 3,500,793
Vipshop Holdings Ltd., ADR * 70,400 1,103,872
31,401,094
Capital Markets 0.7%
Guoyuan Securities Co. Ltd.,
Class A 294,900 317,271
Huatai Securities Co. Ltd., Class A 239,200 547,991
Huatai Securities Co. Ltd., Class H
Reg. S (b) 596,800 965,620
Shenwan Hongyuan Group Co.
Ltd., Class A 2,885,100 1,968,434
3,799,316
Communications Equipment 0.6%
BYD Electronic International Co.
Ltd. (a) 290,000 1,516,627
Yealink Network Technology Corp.
Ltd., Class A 286,696 1,618,931
3,135,558

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Construction Materials 0.2%
Anhui Conch Cement Co. Ltd.,
Class A 96,000 321,620
Beijing Oriental Yuhong
Waterproof Technology Co. Ltd.,
Class A 139,200 261,855
China Jushi Co. Ltd., Class A 293,279 522,248
1,105,723
Consumer Finance 0.1%
Qifu Technology, Inc., Class A,
ADR 11,600 520,956
Electronic Equipment, Instruments & Components 0.2%
AAC Technologies Holdings, Inc. 204,000 1,243,332
Entertainment 1.1%
Kingsoft Corp. Ltd. 264,600 1,283,600
Maoyan Entertainment Reg. S *(a)
(b) 202,400 198,095
NetDragon Websoft Holdings Ltd. 266,500 349,565
NetEase Cloud Music, Inc. Reg.
S *(b) 46,000 880,802
NetEase, Inc. 169,800 3,499,519
6,211,581
Food Products 0.4%
China Feihe Ltd. Reg. S (b) 1,661,000 1,254,677
Guangdong Haid Group Co. Ltd.,
Class A 24,900 171,780
Tingyi Cayman Islands Holding
Corp. 458,000 768,881
2,195,338
Hotels, Restaurants & Leisure 2.0%
Meituan, Class B Reg. S *(b) 490,260 9,912,376
Tongcheng Travel Holdings Ltd.
Reg. S 361,600 976,761
10,889,137
Household Durables 0.0%
†
TCL Electronics Holdings Ltd. * 172,000 207,847
Industrial Conglomerates 0.4%
CITIC Ltd. 1,773,000 2,187,131
Insurance 2.5%
China Life Insurance Co. Ltd.,
Class H 2,179,000 4,222,745
China Pacific Insurance Group Co.
Ltd., Class A 293,700 1,304,487
China Pacific Insurance Group Co.
Ltd., Class H 550,200 1,736,850
China Taiping Insurance Holdings
Co. Ltd. 146,400 222,947
People's Insurance Co. Group of
China Ltd. (The), Class H 9,334,000 4,829,755
PICC Property & Casualty Co.
Ltd., Class H 590,000 1,092,416
Ping An Insurance Group Co. of
China Ltd., Class A 33,400 238,118
13,647,318
Interactive Media & Services 5.3%
Bilibili, Inc., Class Z *(a) 126,780 2,432,487
Tencent Holdings Ltd. 400,200 25,505,756
Weibo Corp., ADR (a) 45,600 431,832
28,370,075
Common Stocks
Shares Value ($)
CHINA
Machinery 0.8%
Airtac International Group 36,000 912,041
Sinotruk Hong Kong Ltd. 74,000 201,017
Yutong Bus Co. Ltd., Class A 673,028 2,463,962
Zhejiang Dingli Machinery Co.
Ltd., Class A 112,789 920,212
4,497,232
Metals & Mining 0.9%
Shandong Nanshan Aluminum Co.
Ltd., Class A 2,052,600 1,080,264
Tianshan Aluminum Group Co.
Ltd., Class A 1,004,086 1,232,058
Zijin Mining Group Co. Ltd., Class
A 1,059,450 2,664,351
4,976,673
Passenger Airlines 0.1%
Air China Ltd., Class A * 476,700 469,439
Pharmaceuticals 0.3%
China Medical System Holdings
Ltd. 897,000 858,978
Consun Pharmaceutical Group
Ltd. 764,000 909,725
1,768,703
Real Estate Management & Development 0.1%
KE Holdings, Inc., ADR (a) 36,000 723,240
Specialty Retail 0.1%
China Yongda Automobiles
Services Holdings Ltd. (a) 1,420,500 491,697
Technology Hardware, Storage & Peripherals 1.9%
Lenovo Group Ltd. 1,166,000 1,582,743
Xiaomi Corp., Class B Reg. S *(b) 1,339,600 8,507,449
10,090,192
Water Utilities 0.1%
Guangdong Investment Ltd. 856,000 629,389
169,606,302
CZECH REPUBLIC 0.3%
Banks 0.3%
Komercni Banka A/S 34,628 1,679,562
GREECE 0.1%
Banks 0.1%
Piraeus Financial Holdings SA 97,208 535,231
HONG KONG 0.3%
Entertainment 0.1%
Alibaba Pictures Group Ltd. * 5,310,000 364,978
Food Products 0.1%
WH Group Ltd. Reg. S (b) 688,000 632,622
Pharmaceuticals 0.1%
Sino Biopharmaceutical Ltd. 1,406,000 681,879
1,679,479
HUNGARY 0.1%
Diversified Telecommunication Services 0.1%
Magyar Telekom
Telecommunications plc 114,365 500,751
INDIA 17.9%
Aerospace & Defense 0.6%
Bharat Electronics Ltd. 117,903 412,034

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
INDIA
Aerospace & Defense
Hindustan Aeronautics Ltd. Reg. S 56,707 2,759,775
3,171,809
Automobiles 0.3%
Tata Motors Ltd. 175,999 1,385,403
Banks 2.5%
Bank of Baroda 106,421 283,302
Bank of India 217,393 270,639
Federal Bank Ltd. 754,522 1,690,830
HDFC Bank Ltd. 213,046 4,537,866
ICICI Bank Ltd., ADR 74,662 2,353,346
IDBI Bank Ltd. 204,325 184,699
IndusInd Bank Ltd. 149,461 1,127,695
Punjab National Bank 559,735 625,289
State Bank of India 256,419 2,305,255
13,378,921
Biotechnology 0.0%
†
Biocon Ltd. 40,632 161,860
Capital Markets 0.2%
Central Depository Services India
Ltd. Reg. S 9,076 128,507
JM Financial Ltd. 357,172 400,533
Motilal Oswal Financial Services
Ltd. 58,620 420,734
UTI Asset Management Co. Ltd. 8,124 100,494
1,050,268
Chemicals 0.5%
Chambal Fertilisers and Chemicals
Ltd. 162,868 1,185,135
PI Industries Ltd. 14,336 573,614
Pidilite Industries Ltd. 2,013 67,037
Solar Industries India Ltd. 2,829 369,532
UPL Ltd. 75,981 563,088
2,758,406
Construction & Engineering 0.3%
Larsen & Toubro Ltd. 35,978 1,462,318
Construction Materials 0.1%
Ramco Cements Ltd. (The) 54,118 563,563
Consumer Finance 0.4%
Muthoot Finance Ltd. 67,424 1,876,065
Shriram Finance Ltd. 62,144 474,613
2,350,678
Diversified Telecommunication Services 0.0%
†
Indus Towers Ltd. * 39,087 151,953
Electrical Equipment 0.1%
ABB India Ltd. 11,403 735,796
Entertainment 0.1%
PVR Inox Ltd. * 29,103 309,953
Financial Services 0.3%
Power Finance Corp. Ltd. 268,377 1,289,997
REC Ltd. 25,100 125,478
1,415,475
Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise Ltd. 10,923 843,637
Fortis Healthcare Ltd. 49,788 404,970
Max Healthcare Institute Ltd. 69,999 899,833
Narayana Hrudayalaya Ltd. Reg. S 13,925 274,144
2,422,584
Common Stocks
Shares Value ($)
INDIA
Hotels, Restaurants & Leisure 0.3%
Jubilant Foodworks Ltd. 18,005 139,732
MakeMyTrip Ltd. *(a) 3,600 352,764
Zomato Ltd. * 468,619 1,101,194
1,593,690
Household Durables 0.4%
Dixon Technologies India Ltd. Reg.
S 13,532 2,072,990
Insurance 0.3%
HDFC Life Insurance Co. Ltd. Reg.
S (b) 173,998 1,386,985
Interactive Media & Services 0.2%
Info Edge India Ltd. 10,679 892,607
IT Services 3.1%
Coforge Ltd. 1,593 149,796
HCL Technologies Ltd. 245,618 4,552,472
Infosys Ltd., ADR 478,546 8,733,465
Mphasis Ltd. 57,527 1,667,841
Persistent Systems Ltd. 2,667 170,330
Wipro Ltd. 700,188 2,133,750
17,407,654
Machinery 0.1%
Force Motors Ltd. 3,217 340,095
Kirloskar Brothers Ltd. 4,828 96,506
436,601
Media 0.0%
†
Zee Entertainment Enterprises Ltd. 145,675 166,740
Metals & Mining 1.3%
Hindalco Industries Ltd. 479,259 3,819,899
Hindustan Zinc Ltd. 503,051 2,711,344
Vedanta Ltd. 102,609 552,683
7,083,926
Oil, Gas & Consumable Fuels 0.9%
Petronet LNG Ltd. 504,732 1,727,360
Reliance Industries Ltd. 217,460 3,234,386
4,961,746
Passenger Airlines 0.5%
InterGlobe Aviation Ltd. Reg. S
*(b) 43,057 2,571,815
Pharmaceuticals 2.2%
Ajanta Pharma Ltd. 40,704 1,244,609
Cipla Ltd. 80,510 1,355,282
Eris Lifesciences Ltd. Reg. S (b) 17,670 293,099
Glenmark Pharmaceuticals Ltd. 35,379 633,565
JB Chemicals & Pharmaceuticals
Ltd. 25,875 489,405
Lupin Ltd. 106,643 2,530,899
Torrent Pharmaceuticals Ltd. 96,977 3,645,186
Zydus Lifesciences Ltd. 163,877 1,695,933
11,887,978
Real Estate Management & Development 0.5%
Godrej Properties Ltd. * 70,990 1,760,198
Macrotech Developers Ltd. Reg.
S (b) 24,613 343,393
Oberoi Realty Ltd. 36,565 697,664
2,801,255
Software 0.0%
†
Oracle Financial Services
Software Ltd. 1,631 149,034

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Textiles, Apparel & Luxury Goods 0.3%
Kalyan Jewellers India Ltd. 302,913 1,645,919
Tobacco 0.2%
ITC Ltd. 242,790 1,162,840
Transportation Infrastructure 0.1%
Gujarat Pipavav Port Ltd. 229,066 368,247
Wireless Telecommunication Services 1.7%
Bharti Airtel Ltd. 456,425 9,233,975
97,142,989
INDONESIA 1.6%
Banks 1.5%
Bank Central Asia Tbk. PT 4,512,000 2,297,910
Bank CIMB Niaga Tbk. PT 3,918,000 399,802
Bank Mandiri Persero Tbk. PT * 13,074,100 4,092,963
Bank Rakyat Indonesia Persero
Tbk. PT 4,258,600 1,030,031
Bank Syariah Indonesia Tbk. PT 2,806,900 393,386
8,214,092
Diversified Telecommunication Services 0.0%
†
Telkom Indonesia Persero Tbk. PT 402,000 58,641
Household Products 0.0%
†
Unilever Indonesia Tbk. PT 1,637,100 125,035
Media 0.1%
Elang Mahkota Teknologi Tbk. PT 4,112,600 134,603
Surya Citra Media Tbk. PT 18,497,500 220,986
355,589
Metals & Mining 0.0%
†
Aneka Tambang Tbk. 1,495,900 147,525
8,900,882
LUXEMBOURG 0.0%
†
Capital Markets 0.0%
†
Reinet Investments SCA 8,996 218,751
MEXICO 1.4%
Banks 0.5%
Grupo Financiero Banorte SAB de
CV, Class O 138,133 958,011
Grupo Financiero Inbursa SAB de
CV, Class O * 635,300 1,427,713
2,385,724
Beverages 0.4%
Arca Continental SAB de CV 84,800 886,682
Coca-Cola Femsa SAB de CV,
ADR 10,554 963,475
1,850,157
Construction Materials 0.1%
Cemex SAB de CV, ADR 112,570 631,518
Diversified REITs 0.1%
Fibra Uno Administracion SA de
CV 396,100 462,789
Industrial REITs 0.0%
†
FIBRA Macquarie Mexico Reg. S
(b) 72,076 106,646
Media 0.0%
†
Megacable Holdings SAB de CV 51,800 108,716
Metals & Mining 0.1%
Industrias Penoles SAB de CV * 39,200 727,320
Common Stocks
Shares Value ($)
MEXICO
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 638 174,697
Promotora y Operadora de
Infraestructura SAB de CV 108,951 1,100,451
1,275,148
7,548,018
PERU 0.0%
†
Banks 0.0%
†
Credicorp Ltd. 1,000 186,160
PHILIPPINES 0.6%
Banks 0.2%
Metropolitan Bank & Trust Co. 980,600 1,251,804
Transportation Infrastructure 0.4%
International Container Terminal
Services, Inc. 286,980 1,781,531
3,033,335
POLAND 1.0%
Banks 0.9%
Alior Bank SA 21,627 673,615
Bank Handlowy w Warszawie SA 22,186 668,684
Bank Millennium SA * 80,633 295,286
Bank Polska Kasa Opieki SA 54,851 2,510,583
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 295,445
4,443,613
Capital Markets 0.1%
Warsaw Stock Exchange 34,402 403,041
XTB SA Reg. S (b) 8,498 149,711
552,752
Consumer Finance 0.0%
†
KRUK SA 2,436 238,813
Insurance 0.0%
†
Powszechny Zaklad Ubezpieczen
SA 16,058 233,461
Media 0.0%
†
Cyfrowy Polsat SA * 24,178 94,955
5,563,594
QATAR 0.5%
Banks 0.3%
Qatar International Islamic Bank
QSC 262,196 733,432
Qatar Islamic Bank QPSC 65,207 369,221
Qatar National Bank QPSC 73,236 321,809
1,424,462
Diversified Telecommunication Services 0.1%
Ooredoo QPSC 182,910 591,955
Oil, Gas & Consumable Fuels 0.1%
Qatar Gas Transport Co. Ltd. 359,284 458,532
2,474,949
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0.0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
RUSSIA
Chemicals
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 4.6%
Banks 3.6%
Al Rajhi Bank 239,936 6,520,111
Alinma Bank 63,883 521,597
Arab National Bank 463,753 2,854,650
Banque Saudi Fransi 114,414 565,237
Riyad Bank 656,391 5,750,512
Saudi Awwal Bank 267,638 2,662,795
Saudi National Bank (The) 57,021 544,529
19,419,431
Capital Markets 0.0%
†
Saudi Tadawul Group Holding Co. 4,121 223,614
Chemicals 0.2%
SABIC Agri-Nutrients Co. 34,418 969,337
Construction Materials 0.2%
Riyadh Cement Co. 89,395 874,732
Diversified Telecommunication Services 0.3%
Saudi Telecom Co. 134,043 1,615,438
Hotels, Restaurants & Leisure 0.0%
†
Jahez International Co. * 12,148 96,799
Wireless Telecommunication Services 0.3%
Etihad Etisalat Co. 117,134 1,903,446
25,102,797
SOUTH AFRICA 3.7%
Broadline Retail 0.6%
Naspers Ltd., Class N 12,445 3,091,449
Financial Services 1.3%
FirstRand Ltd. 1,860,699 7,304,860
Insurance 0.6%
Old Mutual Ltd. 2,569,834 1,669,252
Sanlam Ltd. 335,847 1,511,355
3,180,607
Metals & Mining 1.2%
Gold Fields Ltd., ADR 149,292 3,297,860
Harmony Gold Mining Co. Ltd.,
ADR 220,110 3,251,025
6,548,885
Retail REITs 0.0%
†
Hyprop Investments Ltd. 30,988 70,622
20,196,423
SOUTH KOREA 9.6%
Aerospace & Defense 0.3%
Hanwha Aerospace Co. Ltd. 973 414,277
LIG Nex1 Co. Ltd. 6,084 1,030,168
1,444,445
Banks 0.9%
Hana Financial Group, Inc. 37,778 1,537,442
JB Financial Group Co. Ltd. 19,528 232,225
KB Financial Group, Inc. 35,448 1,905,406
Shinhan Financial Group Co. Ltd. 36,323 1,159,807
4,834,880
Common Stocks
Shares Value ($)
SOUTH KOREA
Broadline Retail 0.0%
†
Hyundai Department Store Co.
Ltd. * 2,270 92,842
Electrical Equipment 0.2%
HD Hyundai Electric Co. Ltd. 5,077 1,023,805
Entertainment 0.0%
†
JYP Entertainment Corp. 4,098 165,798
Health Care Technology 0.0%
†
Lunit, Inc. * 5,048 171,064
Industrial Conglomerates 0.2%
Hanwha Corp. 2,434 68,396
SK Square Co. Ltd. * 14,305 921,380
989,776
Insurance 0.1%
DB Insurance Co. Ltd. 8,781 529,979
Hanwha Life Insurance Co. Ltd. * 100,913 175,449
705,428
Interactive Media & Services 0.4%
NAVER Corp. 15,420 2,011,716
IT Services 0.1%
Cafe24 Corp. * 11,051 379,440
Hyundai Autoever Corp. 2,439 198,658
578,098
Machinery 1.7%
HD Hyundai Heavy Industries Co.
Ltd. * 7,969 1,524,633
HD HYUNDAI MIPO 11,276 810,605
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 34,938 4,795,566
Hyundai Rotem Co. Ltd. 12,200 877,798
Samsung Heavy Industries Co.
Ltd. * 109,341 1,009,694
9,018,296
Semiconductors & Semiconductor Equipment 1.5%
SK Hynix, Inc. 62,901 8,341,440
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. 445,961 17,660,829
Samsung Electronics Co. Ltd.
(Preference) 48,440 1,566,886
19,227,715
Tobacco 0.7%
KT&G Corp. 55,012 3,794,849
52,400,152
TAIWAN 17.2%
Banks 0.6%
CTBC Financial Holding Co. Ltd. 85,000 101,366
E.Sun Financial Holding Co. Ltd. 1,509,000 1,309,812
First Financial Holding Co. Ltd. 309,000 252,424
Taishin Financial Holding Co. Ltd. 2,861,000 1,487,686
3,151,288
Communications Equipment 0.2%
Accton Technology Corp. 66,000 1,166,424
Construction & Engineering 0.1%
United Integrated Services Co.
Ltd. 21,000 290,117
Construction Materials 0.2%
Asia Cement Corp. 566,000 798,702

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Construction Materials
TCC Group Holdings Co. Ltd. 517,000 500,168
1,298,870
Electronic Equipment, Instruments & Components 0.8%
Hon Hai Precision Industry Co.
Ltd. 929,000 4,151,179
Entertainment 0.3%
Gamania Digital Entertainment Co.
Ltd. 356,000 778,101
International Games System Co.
Ltd. 42,000 982,266
1,760,367
Food Products 0.4%
Uni-President Enterprises Corp. 844,000 2,053,863
Hotels, Restaurants & Leisure 0.1%
Lion Travel Service Co. Ltd. 83,000 313,447
Insurance 1.8%
Cathay Financial Holding Co. Ltd. 1,678,000 3,114,759
Fubon Financial Holding Co. Ltd. 2,084,400 5,371,148
KGI Financial Holding Co. Ltd. 2,136,000 1,110,204
9,596,111
Passenger Airlines 0.9%
China Airlines Ltd. 3,524,000 2,395,915
Eva Airways Corp. 1,801,000 2,210,405
Tigerair Taiwan Co. Ltd. * 47,000 128,348
4,734,668
Real Estate Management & Development 0.2%
Kindom Development Co. Ltd. 177,000 284,352
Ruentex Development Co. Ltd. 952,000 1,009,202
1,293,554
Semiconductors & Semiconductor Equipment 11.0%
Advanced Power Electronics Corp. 87,000 213,571
ASE Technology Holding Co. Ltd. 339,000 1,485,502
Global Mixed Mode Technology,
Inc. 65,000 447,987
Integrated Service Technology, Inc. 18,000 60,000
MediaTek, Inc. 136,000 5,734,706
Realtek Semiconductor Corp. 180,000 2,855,411
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,761,000 49,092,816
Topco Scientific Co. Ltd. 49,000 387,664
60,277,657
Technology Hardware, Storage & Peripherals 0.6%
Advantech Co. Ltd. 78,087 884,665
Asustek Computer, Inc. 22,000 406,162
Compal Electronics, Inc. 2,121,000 2,048,875
3,339,702
Wireless Telecommunication Services 0.0%
†
Taiwan Mobile Co. Ltd. 77,000 270,814
93,698,061
THAILAND 1.7%
Banks 1.0%
Kiatnakin Phatra Bank PCL 110,300 177,341
Krung Thai Bank PCL 3,543,100 2,516,984
SCB X PCL 629,400 2,282,859
4,977,184
Consumer Staples Distribution & Retail 0.0%
†
CP AXTRA PCL 74,800 57,566
Common Stocks
Shares Value ($)
THAILAND
Food Products 0.4%
Charoen Pokphand Foods PCL 2,946,500 2,074,113
Health Care Providers & Services 0.0%
†
Chularat Hospital PCL, Class F 1,132,400 57,412
Praram 9 Hospital PCL 282,800 171,013
228,425
Hotels, Restaurants & Leisure 0.0%
†
Central Plaza Hotel PCL 130,600 111,375
Real Estate Management & Development 0.1%
Supalai PCL 1,169,800 551,664
Specialty Retail 0.2%
Com7 PCL, Class F 2,003,500 1,141,767
9,142,094
TURKEY 0.9%
Banks 0.3%
Turkiye Halk Bankasi A/S * 709,471 397,446
Turkiye Is Bankasi A/S, Class C 3,928,310 1,267,746
1,665,192
Construction & Engineering 0.1%
Enka Insaat ve Sanayi A/S 479,120 799,566
Diversified REITs 0.1%
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 181,660 290,352
Health Care Providers & Services 0.0%
†
MLP Saglik Hizmetleri A/S, Class
B Reg. S *(b) 13,867 115,771
Industrial Conglomerates 0.3%
KOC Holding A/S 333,098 1,434,450
Passenger Airlines 0.1%
Pegasus Hava Tasimaciligi A/S * 111,483 756,515
5,061,846
UNITED ARAB EMIRATES 1.2%
Banks 0.7%
Abu Dhabi Commercial Bank
PJSC 727,101 2,159,156
Abu Dhabi Islamic Bank PJSC 32,360 141,417
Dubai Islamic Bank PJSC 129,893 253,531
Emirates NBD Bank PJSC 289,197 1,591,830
Sharjah Islamic Bank 227,932 151,274
4,297,208
Hotels, Restaurants & Leisure 0.0%
†
Abu Dhabi National Hotels * 442,836 65,990
Industrial Conglomerates 0.0%
†
Dubai Investments PJSC 123,082 79,204
Passenger Airlines 0.2%
Air Arabia PJSC 1,066,887 900,004
Real Estate Management & Development 0.3%
Deyaar Development PJSC 2,802,678 692,852
Emaar Development PJSC 228,471 762,726
1,455,578
6,797,984
UNITED STATES 0.1%
Construction Materials 0.1%
GCC SAB de CV 58,300 535,296
Total Common Stocks
(cost $479,787,509) 539,294,140

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Repurchase Agreements 1.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$3,646,542, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $3,719,020.(c) 3,646,098 3,646,098
MetLife, Inc., 4.36%, dated
3/31/2025, due 4/1/2025,
repurchase price $2,000,242,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $2,041,063.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $5,646,098) 5,646,098
Total Investments
(cost $485,433,607) — 100.1% 544,940,238
Liabilities in excess of other assets — (0.1)% (646,417)
NET ASSETS — 100.0%
$544,293,821
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $5,800,975, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,646,098 and by $595,991 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
4/30/2025 - 8/15/2054, a total value of $6,242,089.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $28,348,271 which represents 5.21% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $5,646,098.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 72 6/2025 USD 3,998,880 (134,105)
Net contracts (134,105)
Currency:
USD United States Dollar

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 1,689,765 $ 4,616,253 $ – $ 6,306,018
Air Freight & Logistics – 1,842,909 – 1,842,909
Automobile Components 223,346 – – 223,346
Automobiles – 18,171,442 – 18,171,442
Banks 17,229,486 84,320,034 – 101,549,520
Beverages 1,850,157 2,290,713 – 4,140,870
Biotechnology – 370,033 – 370,033
Broadline Retail 4,604,665 29,980,720 – 34,585,385
Capital Markets – 5,844,701 – 5,844,701
Chemicals – 3,727,743 – 3,727,743
Communications Equipment – 4,301,982 – 4,301,982
Construction & Engineering – 2,552,000 – 2,552,000
Construction Materials 1,166,814 3,842,888 – 5,009,702
Consumer Finance 520,956 2,589,491 – 3,110,447
Consumer Staples Distribution & Retail – 57,566 – 57,566
Diversified REITs 462,789 290,352 – 753,141
Diversified Telecommunication Services – 2,918,738 – 2,918,738
Electric Utilities 1,422,026 – – 1,422,026
Electrical Equipment 1,463,192 1,759,601 – 3,222,793
Electronic Equipment, Instruments &
Components – 5,394,511 – 5,394,511
Entertainment – 8,812,677 – 8,812,677
Financial Services – 8,720,335 – 8,720,335
Food Products 339,700 6,955,936 – 7,295,636
Health Care Providers & Services – 2,766,779 – 2,766,779
Health Care Technology – 171,064 – 171,064
Hotels, Restaurants & Leisure 352,764 12,717,675 – 13,070,439
Household Durables – 2,280,837 – 2,280,837
Household Products – 125,035 – 125,035
Industrial Conglomerates – 4,690,560 – 4,690,560
Industrial REITs 106,646 – – 106,646
Insurance 1,245,769 28,749,911 – 29,995,680
Interactive Media & Services 431,832 30,842,566 – 31,274,398
IT Services 8,733,465 9,252,287 – 17,985,752
Machinery 268,421 13,952,130 – 14,220,551
Marine Transportation 720,560 – – 720,560
Media 108,716 617,283 – 725,999
Metals & Mining 13,414,510 12,208,124 – 25,622,634
Oil, Gas & Consumable Fuels 2,497,325 5,420,278 – 7,917,603
Passenger Airlines 918,748 9,432,443 – 10,351,191
Pharmaceuticals – 14,338,560 – 14,338,560
Real Estate Management & Development 723,240 6,102,051 – 6,825,291
Retail REITs – 70,622 – 70,622
Semiconductors & Semiconductor
Equipment – 68,619,098 – 68,619,098
Software – 149,034 – 149,034
Specialty Retail – 1,633,463 – 1,633,463
Technology Hardware, Storage &
Peripherals – 32,657,610 – 32,657,610
Textiles, Apparel & Luxury Goods – 1,645,919 – 1,645,919
Tobacco – 4,957,689 – 4,957,689
Transportation Infrastructure 1,623,383 2,149,777 – 3,773,160
Water Utilities 226,822 629,389 – 856,211
Wireless Telecommunication Services – 11,408,234 – 11,408,234
Total Common Stocks $ 62,345,097 $ 476,949,043 $ – $ 539,294,140
Repurchase Agreements – 5,646,098 – 5,646,098
Total Assets $ 62,345,097 $ 482,595,141 $ – $ 544,940,238

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2025, the Fund had no open futures contracts.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (134,105) $ – $ – $ (134,105)
Total Liabilities $ (134,105) $ – $ – $ (134,105)
Total $ 62,210,992 $ 482,595,141 $ – $ 544,806,133
As of March 31, 2025, the Fund held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (134,105)
Total $ (134,105)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 6.0%
Banks 1.6%
Commonwealth Bank of Australia 94,208 8,952,184
National Australia Bank Ltd. 93,820 2,008,453
Westpac Banking Corp. 40,407 802,210
11,762,847
Health Care Technology 0.2%
Pro Medicus Ltd. 10,020 1,266,277
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 30,911 1,248,335
Industrial REITs 0.2%
Goodman Group 93,332 1,678,504
Insurance 0.6%
Suncorp Group Ltd. 390,342 4,726,600
Interactive Media & Services 0.2%
CAR Group Ltd. 30,952 614,878
REA Group Ltd. 4,983 690,064
1,304,942
Metals & Mining 1.5%
BHP Group Ltd. 293,775 7,124,838
Evolution Mining Ltd. 67,471 301,783
Glencore plc 199,058 732,262
Northern Star Resources Ltd. 192,252 2,219,866
Perseus Mining Ltd. 158,501 333,577
Ramelius Resources Ltd. 139,134 207,011
10,919,337
Multi-Utilities 0.0%
†
AGL Energy Ltd. 42,430 278,430
Passenger Airlines 0.8%
Qantas Airways Ltd. 1,031,076 5,879,910
Professional Services 0.7%
Computershare Ltd. 205,897 5,065,165
44,130,347
AUSTRIA 0.2%
Banks 0.2%
BAWAG Group AG Reg. S (a) 14,275 1,475,157
BELGIUM 0.5%
Beverages 0.4%
Anheuser-Busch InBev SA/NV 41,499 2,555,316
Chemicals 0.0%
†
Umicore SA 27,332 283,536
Distributors 0.1%
D'ieteren Group 3,980 685,709
3,524,561
CHINA 0.9%
Broadline Retail 0.5%
Prosus NV 74,012 3,452,732
Distributors 0.0%
†
China Tobacco International HK
Co. Ltd. Reg. S 82,000 245,142
Electronic Equipment, Instruments & Components 0.1%
AAC Technologies Holdings, Inc. 122,000 743,562
Machinery 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,442,900 2,519,247
6,960,683
Common Stocks
Shares Value ($)
DENMARK 2.1%
Banks 0.1%
Sydbank A/S 7,277 457,060
Biotechnology 0.4%
Genmab A/S * 16,581 3,237,009
Electrical Equipment 0.1%
Vestas Wind Systems A/S * 43,396 598,414
Pharmaceuticals 1.3%
Novo Nordisk A/S, Class B 142,974 9,909,866
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 10,862 1,663,324
15,865,673
FINLAND 1.6%
Banks 0.7%
Nordea Bank Abp 436,045 5,576,005
Communications Equipment 0.5%
Nokia OYJ 692,718 3,653,032
Diversified Telecommunication Services 0.3%
Elisa OYJ 38,052 1,854,164
Machinery 0.1%
Cargotec Oyj, Class B 6,464 294,679
Wartsila OYJ Abp 34,957 624,042
918,721
12,001,922
FRANCE 9.6%
Aerospace & Defense 3.1%
Dassault Aviation SA 17,373 5,780,250
Safran SA 44,044 11,619,069
Thales SA 18,914 5,078,227
22,477,546
Automobile Components 0.6%
Cie Generale des Etablissements
Michelin SCA 81,467 2,858,694
Valeo SE 205,499 1,939,399
4,798,093
Chemicals 1.8%
Air Liquide SA 65,809 12,523,566
Construction & Engineering 0.5%
Bouygues SA 54,431 2,146,371
Vinci SA 11,968 1,512,374
3,658,745
Diversified REITs 0.1%
Covivio SA 6,609 371,280
Electrical Equipment 0.8%
Legrand SA 59,191 6,267,395
Entertainment 0.0%
†
Vivendi SE 111,906 335,311
Insurance 1.3%
AXA SA 232,415 9,921,886
Multi-Utilities 0.5%
Engie SA 150,627 2,935,088
Veolia Environnement SA 15,637 537,464
3,472,552
Office REITs 0.1%
Gecina SA 9,213 867,956

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE
Retail REITs 0.1%
Klepierre SA 27,973 935,506
Software 0.0%
†
Dassault Systemes SE 8,917 339,809
Textiles, Apparel & Luxury Goods 0.7%
Hermes International SCA 1,857 4,866,226
70,835,871
GEORGIA 0.2%
Banks 0.2%
Lion Finance Group plc 9,558 676,083
TBC Bank Group plc 11,918 638,370
1,314,453
GERMANY 13.9%
Aerospace & Defense 0.5%
MTU Aero Engines AG 1,456 504,288
Rheinmetall AG 2,094 3,003,230
3,507,518
Air Freight & Logistics 1.2%
Deutsche Post AG 210,408 8,980,948
Automobile Components 0.4%
Continental AG 39,582 2,766,720
Automobiles 0.5%
Mercedes-Benz Group AG 57,451 3,369,112
Volkswagen AG (Preference) 3,650 369,673
3,738,785
Banks 0.2%
Commerzbank AG 51,524 1,169,650
Capital Markets 0.8%
Deutsche Bank AG (Registered) 114,662 2,707,872
Deutsche Boerse AG 9,332 2,750,465
DWS Group GmbH & Co. KGaA
Reg. S (a) 2,048 111,677
5,570,014
Chemicals 0.2%
Symrise AG, Class A 12,341 1,278,178
Electrical Equipment 0.2%
Siemens Energy AG * 27,656 1,614,837
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG Reg.
S (a) 18,990 1,018,906
Health Care Providers & Services 1.5%
Fresenius Medical Care AG 116,346 5,745,980
Fresenius SE & Co. KGaA * 138,969 5,924,348
11,670,328
Household Products 1.0%
Henkel AG & Co. KGaA 50,854 3,662,583
Henkel AG & Co. KGaA
(Preference) 47,554 3,780,495
7,443,078
Industrial Conglomerates 0.3%
Siemens AG (Registered) 9,463 2,171,084
Insurance 1.0%
Hannover Rueck SE 10,319 3,063,335
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,613 4,168,370
7,231,705
Common Stocks
Shares Value ($)
GERMANY
Interactive Media & Services 0.8%
Scout24 SE Reg. S (a) 54,757 5,707,495
Life Sciences Tools & Services 0.2%
Sartorius AG (Preference) 6,952 1,608,002
Machinery 0.5%
GEA Group AG 17,001 1,028,563
Knorr-Bremse AG 33,136 3,001,945
4,030,508
Media 0.1%
Stroeer SE & Co. KGaA 6,376 372,999
Metals & Mining 0.0%
†
thyssenkrupp AG 33,513 344,425
Multi-Utilities 1.4%
E.ON SE 662,367 9,995,915
Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG 101,395 3,348,539
Software 2.5%
Nemetschek SE 9,335 1,082,523
SAP SE 69,100 18,345,440
19,427,963
102,997,597
HONG KONG 1.8%
Capital Markets 0.4%
Hong Kong Exchanges & Clearing
Ltd. 66,900 2,976,053
Food Products 0.5%
WH Group Ltd. Reg. S (a) 4,464,500 4,105,148
Insurance 0.3%
AIA Group Ltd. 248,800 1,880,732
Machinery 0.1%
Techtronic Industries Co. Ltd. 54,000 650,370
Real Estate Management & Development 0.4%
Hongkong Land Holdings Ltd. 103,700 449,236
Sun Hung Kai Properties Ltd. 119,000 1,129,614
Swire Properties Ltd. 724,800 1,592,828
3,171,678
Textiles, Apparel & Luxury Goods 0.1%
Yue Yuen Industrial Holdings Ltd. 299,500 482,782
13,266,763
INDONESIA 0.0%
†
Food Products 0.0%
†
First Pacific Co. Ltd. 434,000 263,366
IRELAND 0.0%
†
Food Products 0.0%
†
Greencore Group plc 105,440 231,929
ISRAEL 0.2%
Capital Markets 0.2%
Plus500 Ltd. 46,731 1,657,604
ITALY 2.8%
Aerospace & Defense 0.1%
Leonardo SpA 13,330 650,585
Automobile Components 0.2%
Pirelli & C SpA Reg. S (a) 198,503 1,180,364

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Automobiles 0.2%
Ferrari NV 3,168 1,351,221
Banks 1.5%
Banca Monte dei Paschi di Siena
SpA (b) 34,602 274,865
Banco BPM SpA 361,060 3,671,426
FinecoBank Banca Fineco SpA 64,191 1,271,764
Intesa Sanpaolo SpA 155,621 801,208
UniCredit SpA 72,233 4,054,253
10,073,516
Beverages 0.2%
Coca-Cola HBC AG 35,014 1,585,473
Capital Markets 0.1%
Banca Generali SpA 13,681 769,448
Financial Services 0.2%
Banca Mediolanum SpA 112,804 1,816,597
Leisure Products 0.0%
†
Technogym SpA Reg. S (a) 19,554 252,573
Media 0.0%
†
MFE-MediaForEurope NV, Class A 62,170 225,291
Multi-Utilities 0.3%
A2A SpA 1,034,555 2,491,968
20,397,036
JAPAN 22.1%
Automobile Components 0.9%
Bridgestone Corp. 14,300 574,307
Sumitomo Electric Industries Ltd. 341,800 5,704,135
Sumitomo Rubber Industries Ltd. 18,000 227,195
6,505,637
Automobiles 1.4%
Isuzu Motors Ltd. 154,400 2,091,160
Mazda Motor Corp. (b) 65,200 412,121
Subaru Corp. 137,300 2,444,525
Suzuki Motor Corp. 62,200 758,377
Toyota Motor Corp. 257,500 4,541,917
10,248,100
Banks 0.8%
Iyogin Holdings, Inc. (b) 46,100 543,821
Shizuoka Financial Group, Inc. (b) 86,800 944,834
Sumitomo Mitsui Financial Group,
Inc. 55,000 1,403,371
Sumitomo Mitsui Trust Group, Inc. 131,900 3,291,371
6,183,397
Beverages 0.7%
Kirin Holdings Co. Ltd. 391,700 5,430,002
Broadline Retail 0.6%
Isetan Mitsukoshi Holdings Ltd. (b) 119,600 1,712,839
J Front Retailing Co. Ltd. 40,400 497,414
Rakuten Group, Inc. * 441,400 2,525,943
4,736,196
Capital Markets 1.4%
Daiwa Securities Group, Inc. (b) 663,700 4,428,192
Japan Exchange Group, Inc. 77,800 797,114
Marusan Securities Co. Ltd. (b) 63,400 383,023
Nomura Holdings, Inc. 206,600 1,266,598
SBI Holdings, Inc. 117,900 3,162,052
10,036,979
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0.2%
Lintec Corp. 37,000 682,319
Sakai Chemical Industry Co. Ltd.
(b) 9,800 177,649
Sanyo Chemical Industries Ltd. 6,700 174,687
Sumitomo Seika Chemicals Co.
Ltd. (b) 4,200 140,543
Teijin Ltd. 57,900 507,593
1,682,791
Commercial Services & Supplies 0.5%
Secom Co. Ltd. 106,800 3,636,240
Construction & Engineering 0.9%
Obayashi Corp. 495,800 6,591,659
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,900 285,037
Consumer Finance 0.1%
Credit Saison Co. Ltd. (b) 26,200 620,269
Consumer Staples Distribution & Retail 0.0%
†
Tsuruha Holdings, Inc. 5,700 354,329
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone
Corp. 3,208,400 3,098,954
Electric Utilities 0.2%
Hokuriku Electric Power Co. 54,500 303,194
Shikoku Electric Power Co., Inc.
(b) 104,500 808,026
1,111,220
Electronic Equipment, Instruments & Components 0.8%
Keyence Corp. 8,500 3,336,312
Yokogawa Electric Corp. 124,100 2,410,395
5,746,707
Energy Equipment & Services 0.3%
Modec, Inc. 81,800 2,265,254
Entertainment 0.6%
DeNA Co. Ltd. *(b) 34,600 815,458
Konami Group Corp. 21,600 2,551,239
MIXI, Inc. (b) 37,400 829,851
4,196,548
Financial Services 1.0%
ORIX Corp. 350,700 7,255,732
Ground Transportation 0.2%
Tokyu Corp. (b) 162,400 1,827,989
Health Care Equipment & Supplies 0.2%
Olympus Corp. 117,300 1,540,694
PHC Holdings Corp. (b) 29,700 203,037
1,743,731
Health Care Technology 0.1%
M3, Inc. *(b) 38,300 438,556
Hotels, Restaurants & Leisure 0.2%
Heiwa Corp. (b) 49,900 782,474
Kyoritsu Maintenance Co. Ltd. (b) 17,900 371,639
Resorttrust, Inc. 28,600 278,205
Saizeriya Co. Ltd. 8,000 229,495
1,661,813
Household Durables 0.5%
Sekisui House Ltd. 57,000 1,274,774
Sony Group Corp. 80,800 2,058,097
3,332,871

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
JAPAN
Household Products 0.1%
Pigeon Corp. 15,500 190,220
Unicharm Corp. 105,900 842,335
1,032,555
Industrial Conglomerates 1.5%
Hitachi Ltd. 466,500 10,799,978
Insurance 1.8%
Dai-ichi Life Holdings, Inc. 311,600 2,372,161
Japan Post Holdings Co. Ltd. 143,500 1,433,465
MS&AD Insurance Group
Holdings, Inc. 395,700 8,571,697
Tokio Marine Holdings, Inc. 50,700 1,955,378
14,332,701
Interactive Media & Services 0.0%
†
Kakaku.com, Inc. 10,600 152,350
IT Services 1.7%
Fujitsu Ltd. 92,500 1,838,869
NEC Corp. 414,500 8,796,687
Nomura Research Institute Ltd. (b) 23,700 769,107
NS Solutions Corp. (b) 9,000 231,899
Obic Co. Ltd. 39,300 1,133,955
12,770,517
Leisure Products 0.4%
Bandai Namco Holdings, Inc. 91,200 3,056,777
Machinery 0.6%
Mitsubishi Heavy Industries Ltd. 226,200 3,865,533
NGK Insulators Ltd. (b) 41,700 512,912
4,378,445
Marine Transportation 0.8%
Kawasaki Kisen Kaisha Ltd. (b) 173,200 2,340,659
Nippon Yusen KK (b) 108,000 3,556,038
5,896,697
Metals & Mining 0.4%
Kobe Steel Ltd. 26,800 310,005
Mitsui Mining & Smelting Co. Ltd. 4,600 134,172
Nippon Steel Corp. (b) 89,900 1,919,151
Tokyo Tekko Co. Ltd. (b) 6,300 242,336
2,605,664
Pharmaceuticals 1.0%
Astellas Pharma, Inc. (b) 397,800 3,843,997
Chugai Pharmaceutical Co. Ltd. 38,100 1,740,176
Santen Pharmaceutical Co. Ltd. 56,200 532,677
Shionogi & Co. Ltd. 44,500 670,868
Tsumura & Co. 18,500 533,009
7,320,727
Professional Services 0.1%
Recruit Holdings Co. Ltd. 13,900 722,110
Real Estate Management & Development 0.3%
Hulic Co. Ltd. 200,500 1,924,026
Semiconductors & Semiconductor Equipment 0.2%
Yamaichi Electronics Co. Ltd. (b) 120,300 1,666,493
Software 0.4%
Oracle Corp. Japan 28,300 2,975,962
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. 76,000 1,614,097
Wireless Telecommunication Services 0.6%
KDDI Corp. 15,000 236,717
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 76,800 3,886,272
4,122,989
164,362,099
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE (b) 20,109 1,071,498
NETHERLANDS 2.4%
Banks 0.1%
ING Groep NV 29,477 577,060
Beverages 0.3%
Heineken Holding NV 11,545 838,236
Heineken NV 15,397 1,257,419
2,095,655
Capital Markets 0.1%
Van Lanschot Kempen NV, CVA 12,269 632,229
Financial Services 0.0%
†
EXOR NV 3,516 319,933
Insurance 0.1%
Aegon Ltd. 131,069 862,103
Professional Services 0.7%
Wolters Kluwer NV 31,476 4,889,037
Retail REITs 0.0%
†
Wereldhave NV 9,027 156,199
Semiconductors & Semiconductor Equipment 1.1%
ASM International NV 539 246,958
ASML Holding NV (b) 11,603 7,677,673
7,924,631
17,456,847
NEW ZEALAND 0.3%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare Corp.
Ltd. 99,511 1,899,637
Software 0.1%
Xero Ltd. * 5,308 518,942
2,418,579
NORWAY 1.1%
Banks 0.8%
DNB Bank ASA 208,681 5,488,768
SpareBank 1 SMN 18,520 322,926
5,811,694
Energy Equipment & Services 0.0%
†
Aker Solutions ASA 67,783 217,122
Food Products 0.2%
Mowi ASA 20,802 387,494
Orkla ASA 99,546 1,092,821
1,480,315
Metals & Mining 0.1%
Norsk Hydro ASA 112,767 657,715
8,166,846
PORTUGAL 0.1%
Banks 0.1%
Banco Comercial Portugues SA,
Class R 860,829 520,059

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SINGAPORE 1.9%
Aerospace & Defense 0.2%
Singapore Technologies
Engineering Ltd. 343,400 1,728,011
Banks 0.9%
Oversea-Chinese Banking Corp.
Ltd. 69,000 881,773
United Overseas Bank Ltd. 195,500 5,506,096
6,387,869
Capital Markets 0.7%
Singapore Exchange Ltd. 496,900 4,946,823
Diversified Telecommunication Services 0.1%
Singapore Telecommunications
Ltd. 313,700 795,352
13,858,055
SPAIN 1.5%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria
SA 335,173 4,568,828
Banco Santander SA 120,617 812,411
Unicaja Banco SA Reg. S (a) 1,309,502 2,427,972
7,809,211
Diversified Telecommunication Services 0.1%
Cellnex Telecom SA Reg. S (a) 12,900 457,903
Food Products 0.1%
Viscofan SA (b) 5,704 394,036
Specialty Retail 0.3%
Industria de Diseno Textil SA 45,861 2,287,648
10,948,798
SWEDEN 4.3%
Banks 0.7%
Svenska Handelsbanken AB,
Class A (b) 237,862 2,685,403
Swedbank AB, Class A (b) 101,139 2,300,764
4,986,167
Commercial Services & Supplies 0.1%
Loomis AB, Class B 20,412 827,694
Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson,
Class B 642,331 4,982,911
Electronic Equipment, Instruments & Components 0.4%
Hexagon AB, Class B 306,544 3,284,734
Financial Services 1.3%
Investor AB, Class B 293,689 8,766,508
Health Care Providers & Services 0.2%
Ambea AB Reg. S (a) 104,338 1,137,807
Hotels, Restaurants & Leisure 0.4%
Evolution AB Reg. S (a) 38,319 2,858,447
Household Products 0.1%
Essity AB, Class B (b) 37,192 1,057,082
Interactive Media & Services 0.0%
†
Hemnet Group AB 8,512 282,939
Machinery 0.0%
†
Indutrade AB (b) 10,794 299,939
Metals & Mining 0.4%
Boliden AB 24,590 805,128
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining
SSAB AB, Class A 248,193 1,543,059
SSAB AB, Class B 113,453 692,752
3,040,939
31,525,167
SWITZERLAND 3.9%
Building Products 0.1%
Belimo Holding AG (Registered) 1,026 629,854
Geberit AG (Registered) 608 379,598
1,009,452
Capital Markets 1.1%
UBS Group AG (Registered) 233,541 7,156,072
Chemicals 0.4%
Givaudan SA (Registered) 330 1,418,090
Sika AG (Registered) 7,524 1,822,507
3,240,597
Consumer Finance 0.1%
Cembra Money Bank AG 4,301 485,215
Electric Utilities 0.1%
BKW AG 3,710 650,989
Electrical Equipment 0.8%
ABB Ltd. (Registered) 113,750 5,886,701
Insurance 0.0%
†
Baloise Holding AG (Registered) 1,229 258,011
Machinery 0.4%
Schindler Holding AG 9,421 2,943,294
Schindler Holding AG (Registered) 1,136 343,492
3,286,786
Marine Transportation 0.0%
†
Kuehne + Nagel International AG
(Registered) 731 169,254
Real Estate Management & Development 0.1%
PSP Swiss Property AG
(Registered) 4,200 656,181
Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA
(Registered) 34,243 5,979,705
28,778,963
UNITED KINGDOM 10.7%
Aerospace & Defense 0.5%
BAE Systems plc 144,613 2,926,310
Rolls-Royce Holdings plc * 63,112 610,202
3,536,512
Banks 2.4%
HSBC Holdings plc 790,837 8,967,057
Lloyds Banking Group plc 4,600,726 4,304,310
NatWest Group plc 579,643 3,396,039
Standard Chartered plc 102,884 1,524,845
18,192,251
Broadline Retail 0.5%
Next plc 24,239 3,489,509
Capital Markets 0.4%
3i Group plc 17,752 831,591
IG Group Holdings plc 125,035 1,541,649
Investec plc 67,063 415,373
2,788,613

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
UNITED KINGDOM
Consumer Staples Distribution & Retail 0.2%
Tesco plc 351,557 1,510,339
Diversified Consumer Services 0.1%
Pearson plc 30,809 486,812
Diversified Telecommunication Services 0.6%
BT Group plc (b) 2,149,231 4,615,152
Electric Utilities 0.3%
SSE plc 106,499 2,191,578
Electronic Equipment, Instruments & Components 0.2%
Halma plc 33,741 1,128,464
Financial Services 0.2%
M&G plc 470,762 1,213,647
Paragon Banking Group plc 20,690 197,710
1,411,357
Food Products 0.1%
Associated British Foods plc 34,423 851,435
Hotels, Restaurants & Leisure 0.1%
Greggs plc 14,586 327,480
InterContinental Hotels Group plc 5,668 610,015
937,495
Industrial Conglomerates 0.3%
DCC plc 16,336 1,090,619
Smiths Group plc 45,666 1,143,739
2,234,358
Insurance 0.7%
Admiral Group plc 28,137 1,039,746
Beazley plc 199,628 2,401,826
Hiscox Ltd. 70,426 1,070,811
Lancashire Holdings Ltd. 89,346 665,721
5,178,104
Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S (a) 53,770 518,761
Passenger Airlines 0.1%
easyJet plc 152,289 874,012
Pharmaceuticals 1.6%
AstraZeneca plc, ADR (b) 165,462 12,161,457
Professional Services 0.8%
RELX plc 122,929 6,174,877
Software 0.2%
Sage Group plc (The) 88,461 1,381,889
Specialty Retail 0.1%
Kingfisher plc 144,715 476,280
Tobacco 1.2%
Imperial Brands plc 245,915 9,094,162
79,233,417
UNITED STATES 9.9%
Construction Materials 0.7%
Holcim AG 49,106 5,282,495
Electrical Equipment 1.0%
Schneider Electric SE 31,370 7,261,620
Food Products 2.7%
Nestle SA (Registered) 194,958 19,715,613
Oil, Gas & Consumable Fuels 1.7%
BP plc, ADR 187,820 6,346,438
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Shell plc 179,435 6,576,501
12,922,939
Pharmaceuticals 3.8%
GSK plc, ADR (b) 195,470 7,572,508
Novartis AG (Registered) 140,096 15,583,937
Roche Holding AG 14,754 4,851,152
28,007,597
73,190,264
Total Common Stocks
(cost $639,538,571) 726,453,554
Repurchase Agreements 3.4%
Principal
Amount ($)
Bank of America NA, 4.36%,
dated 3/31/2025, due
4/1/2025, repurchase price
$8,000,969, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $8,160,000.(c) 8,000,000 8,000,000
BofA Securities, Inc., 4.36%,
dated 3/31/2025, due
4/1/2025, repurchase price
$4,000,484, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070; total
market value $4,080,000.(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$224,874, collateralized by
U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $229,344.(c) 224,847 224,847
ING Financial Services LLC,
4.34%, dated 3/31/2025, due
4/7/2025, repurchase price
$2,001,688, collateralized by
U.S. Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031; total
market value $2,040,001.(c) 2,000,000 2,000,000
MetLife, Inc., 4.36%, dated
3/31/2025, due 4/1/2025,
repurchase price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $1,020,532.(c) 1,000,000 1,000,000

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.35%,
dated 3/31/2025, due
4/1/2025, repurchase price
$10,001,208, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2025 - 3/20/2075; total
market value $10,200,000.(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $25,224,847) 25,224,847
Total Investments
(cost $664,763,418) — 101.5% 751,678,401
Liabilities in excess of other assets — (1.5)% (11,446,419)
NET ASSETS — 100.0%
$740,231,982
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $21,252,210 which represents 2.87% of net assets.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $48,568,876, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $25,224,847 and by $26,187,466 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/24/2025 - 2/15/2055, a total value of
$51,412,313.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $25,224,847.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 2 4/2025 HKD 297,657 (7,528)
MSCI Singapore Index 3 4/2025 SGD 87,027 (485)
EURO STOXX 50 Index 51 6/2025 EUR 2,861,541 (130,740)
FTSE 100 Index 10 6/2025 GBP 1,109,872 (16,242)
SPI 200 Index 4 6/2025 AUD 492,194 (5,903)
TOPIX Index 8 6/2025 JPY 1,419,828 2,234
Net contracts (158,664)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 31,900,171 $ – $ 31,900,171
Air Freight & Logistics – 8,980,948 – 8,980,948
Automobile Components – 15,250,813 – 15,250,813
Automobiles – 15,338,105 – 15,338,105
Banks – 82,296,398 – 82,296,398
Beverages – 11,666,446 – 11,666,446
Biotechnology – 3,237,009 – 3,237,009
Broadline Retail – 11,678,437 – 11,678,437
Building Products – 1,009,452 – 1,009,452
Capital Markets – 36,533,833 – 36,533,833
Chemicals – 19,008,668 – 19,008,668
Commercial Services & Supplies – 4,463,934 – 4,463,934
Communications Equipment – 8,635,943 – 8,635,943
Construction & Engineering – 10,250,404 – 10,250,404
Construction Materials – 5,567,531 – 5,567,531
Consumer Finance – 1,105,484 – 1,105,484
Consumer Staples Distribution & Retail – 1,864,668 – 1,864,668
Distributors – 930,851 – 930,851
Diversified Consumer Services – 486,812 – 486,812
Diversified REITs – 371,280 – 371,280
Diversified Telecommunication Services – 10,821,526 – 10,821,526
Electric Utilities – 3,953,787 – 3,953,787
Electrical Equipment – 21,628,967 – 21,628,967
Electronic Equipment, Instruments &
Components – 10,903,467 – 10,903,467
Energy Equipment & Services – 2,482,376 – 2,482,376
Entertainment – 4,531,859 – 4,531,859
Financial Services – 19,570,127 – 19,570,127
Food Products – 27,041,842 – 27,041,842
Ground Transportation – 1,827,989 – 1,827,989
Health Care Equipment & Supplies – 4,662,273 – 4,662,273
Health Care Providers & Services – 12,808,136 – 12,808,136
Health Care Technology – 1,704,833 – 1,704,833
Hotels, Restaurants & Leisure – 6,706,090 – 6,706,090
Household Durables – 3,332,871 – 3,332,871
Household Products – 9,532,714 – 9,532,714
Industrial Conglomerates – 15,205,421 – 15,205,421
Industrial REITs – 1,678,504 – 1,678,504
Insurance – 44,391,843 – 44,391,843
Interactive Media & Services – 7,966,486 – 7,966,486
IT Services – 12,770,518 – 12,770,518
Leisure Products – 3,309,350 – 3,309,350
Life Sciences Tools & Services – 2,679,500 – 2,679,500
Machinery – 16,084,015 – 16,084,015
Marine Transportation – 6,065,951 – 6,065,951
Media – 598,290 – 598,290
Metals & Mining – 17,568,081 – 17,568,081
Multi-Utilities – 16,238,865 – 16,238,865
Office REITs – 867,956 – 867,956
Oil, Gas & Consumable Fuels 6,346,438 6,576,501 – 12,922,939
Passenger Airlines – 6,753,922 – 6,753,922
Pharmaceuticals 19,733,965 37,665,683 – 57,399,648
Professional Services – 16,851,189 – 16,851,189
Real Estate Management & Development – 5,751,884 – 5,751,884
Retail REITs – 1,091,706 – 1,091,706
Semiconductors & Semiconductor
Equipment – 12,939,663 – 12,939,663
Software – 24,644,566 – 24,644,566
Specialty Retail – 2,763,928 – 2,763,928

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 14,606,134 $ – $ 14,606,134
Tobacco – 9,094,162 – 9,094,162
Wireless Telecommunication Services – 4,122,989 – 4,122,989
Total Common Stocks $ 26,080,403 $ 700,373,151 $ – $ 726,453,554
Futures Contracts 2,234 – – 2,234
Repurchase Agreements – 25,224,847 – 25,224,847
Total Assets $ 26,082,637 $ 725,597,998 $ – $ 751,680,635
Liabilities:
Futures Contracts $ (160,898) $ – $ – $ (160,898)
Total Liabilities $ (160,898) $ – $ – $ (160,898)
Total $ 25,921,739 $ 725,597,998 $ – $ 751,519,737

NVIT GS International Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,234
Total $ 2,234
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (160,898)
Total $ (160,898)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 11,056 42,344
Total Closed End Fund
(cost  $58,596) 42,344
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 0.9%
AeroVironment, Inc.* 190 22,646
Archer Aviation, Inc., Class
A*(a) 19,507 138,695
Kratos Defense & Security
Solutions, Inc.*(a) 22,011 653,507
Park Aerospace Corp. 4,449 59,839
Rocket Lab USA, Inc.*(a) 39,007 697,445
1,572,132
Automobile Components 0.9%
Adient plc* 16,038 206,249
American Axle &
Manufacturing Holdings,
Inc.* 36,443 148,323
Cooper-Standard Holdings,
Inc.* 4,394 67,316
Dorman Products, Inc.*(a) 339 40,863
Fox Factory Holding Corp.* 4,282 99,942
Goodyear Tire & Rubber Co.
(The)* 95,723 884,481
LCI Industries 363 31,737
Stoneridge, Inc.* 19,528 89,633
1,568,544
Banks 10.4%
1st Source Corp. 820 49,044
Amalgamated Financial Corp. 3,103 89,211
Ameris Bancorp 13,714 789,515
BancFirst Corp.(a) 3,214 353,122
Bancorp, Inc. (The)* 1,417 74,874
Bank of Hawaii Corp. 2,542 175,322
BankUnited, Inc. 20,245 697,238
Byline Bancorp, Inc. 1,310 34,270
Cadence Bank 30,316 920,394
Capital City Bank Group, Inc. 2,898 104,212
Capitol Federal Financial, Inc. 105,721 592,038
Central Pacific Financial Corp. 6,148 166,242
Chemung Financial Corp. 459 21,835
Community Trust Bancorp, Inc. 5,414 272,649
CVB Financial Corp.(a) 35,929 663,249
Eastern Bankshares, Inc. 13,009 213,348
Equity Bancshares, Inc., Class
A(a) 4,626 182,264
Esquire Financial Holdings,
Inc. 417 31,433
FB Financial Corp. 3,114 144,365
First Bancorp 11,881 227,759
First Bancorp, Inc. (The) 1,691 41,801
First Busey Corp. 4,241 91,606
First Commonwealth Financial
Corp. 28,266 439,254
First Financial Bancorp 3,086 77,088
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc. 19,199 689,628
First Internet Bancorp 3,844 102,942
First Merchants Corp. 10,946 442,656
Flushing Financial Corp. 3,557 45,174
Fulton Financial Corp.(a) 11,791 213,299
Hancock Whitney Corp. 16,126 845,809
Hanmi Financial Corp. 25,158 570,080
Hilltop Holdings, Inc. 2,387 72,684
Home Bancorp, Inc. 6,563 294,022
HomeTrust Bancshares, Inc. 2,702 92,625
Independent Bank Corp. 1,629 50,157
International Bancshares Corp. 12,650 797,709
Kearny Financial Corp. 18,993 118,896
Metrocity Bankshares, Inc. 717 19,768
Northeast Community
Bancorp, Inc. 10,067 235,970
Northrim Bancorp, Inc. 3,035 222,223
OFG Bancorp(a) 11,966 478,879
Old Second Bancorp, Inc. 34,612 575,944
Origin Bancorp, Inc. 727 25,205
Park National Corp. 389 58,895
Plumas Bancorp 519 22,457
Red River Bancshares, Inc. 8,749 451,886
Renasant Corp.(a) 6,713 227,772
ServisFirst Bancshares, Inc. 977 80,700
Sierra Bancorp 4,630 129,084
SmartFinancial, Inc. 1,234 38,353
Southern First Bancshares,
Inc.* 5,940 195,545
Southside Bancshares, Inc. 10,034 290,585
SouthState Corp.(a) 1,477 137,095
Stock Yards Bancorp, Inc. 3,761 259,735
Texas Capital Bancshares,
Inc.* 8,307 620,533
Timberland Bancorp, Inc. 1,867 56,290
TrustCo Bank Corp. 17,438 531,510
Trustmark Corp. 16,827 580,363
UMB Financial Corp. 8,151 824,066
United Community Banks, Inc. 27,888 784,489
WesBanco, Inc. 12,734 394,245
Westamerica Bancorp 4,630 234,417
18,263,823
Beverages 0.4%
National Beverage Corp. 4,178 173,554
Primo Brands Corp., Class A 12,593 446,926
620,480
Biotechnology 8.0%
ACADIA Pharmaceuticals,
Inc.*(a) 59,030 980,488
ADMA Biologics, Inc.* 24,419 484,473
Agios Pharmaceuticals, Inc.* 1,038 30,413
Amicus Therapeutics, Inc.* 123,587 1,008,470
Apogee Therapeutics, Inc.* 287 10,722
Arcturus Therapeutics
Holdings, Inc.* 7,198 76,227
Arcus Biosciences, Inc.* 10,326 81,059
Aurinia Pharmaceuticals, Inc.* 55,277 444,427
BioCryst Pharmaceuticals,
Inc.* 11,277 84,578
Biohaven Ltd.* 4,492 107,988

NVIT GS Small Cap Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Biotechnology
Blueprint Medicines Corp.*(a) 7,687 680,376
Bridgebio Pharma, Inc.* 4,984 172,297
CareDx, Inc.* 10,831 192,250
Catalyst Pharmaceuticals,
Inc.* 51,083 1,238,763
Celldex Therapeutics, Inc.* 10,651 193,316
Cytokinetics, Inc.*(a) 17,595 707,143
Denali Therapeutics, Inc.*(a) 16,557 225,092
Design Therapeutics, Inc.* 21,319 82,291
Dyne Therapeutics, Inc.* 4,799 50,198
Enanta Pharmaceuticals, Inc.* 6,182 34,125
Erasca, Inc.*(a) 48,209 66,046
Heron Therapeutics, Inc.* 20,341 44,750
Insmed, Inc.*(a) 4,087 311,797
Keros Therapeutics, Inc.* 1,301 13,257
Krystal Biotech, Inc.*(a) 2,879 519,084
Larimar Therapeutics, Inc.*(a) 9,544 20,520
Madrigal Pharmaceuticals,
Inc.*(a) 1,795 594,558
MannKind Corp.* 45,226 227,487
MeiraGTx Holdings plc* 8,242 55,881
Myriad Genetics, Inc.* 4,941 43,827
Nuvalent, Inc., Class A* 3,438 243,823
Olema Pharmaceuticals,
Inc.*(a) 31,873 119,843
Organogenesis Holdings, Inc.,
Class A*(a) 24,844 107,326
ORIC Pharmaceuticals, Inc.* 4,384 24,463
Protagonist Therapeutics, Inc.* 2,619 126,655
Prothena Corp. plc* 3,729 46,146
PTC Therapeutics, Inc.* 23,124 1,178,399
RAPT Therapeutics, Inc.*(a) 48,461 59,122
Recursion Pharmaceuticals,
Inc., Class A*(a) 4,252 22,493
Relay Therapeutics, Inc.* 56,536 148,124
Replimune Group, Inc.* 12,487 121,748
Revolution Medicines, Inc.*(a) 1,700 60,112
Rhythm Pharmaceuticals, Inc.* 900 47,673
Rocket Pharmaceuticals, Inc.* 22,215 148,174
Sutro Biopharma, Inc.*(a) 131,037 85,253
Tenaya Therapeutics, Inc.*(a) 28,624 16,319
TG Therapeutics, Inc.*(a) 21,775 858,588
Travere Therapeutics, Inc.* 3,395 60,838
Twist Bioscience Corp.* 11,354 445,758
Vanda Pharmaceuticals, Inc.* 15,083 69,231
Veracyte, Inc.* 25,595 758,892
Vericel Corp.* 7,798 347,947
Verve Therapeutics, Inc.* 19,962 91,226
13,970,056
Building Products 1.0%
Griffon Corp.(a) 16,109 1,151,794
Tecnoglass, Inc.(a) 8,835 632,144
1,783,938
Capital Markets 1.3%
BGC Group, Inc., Class A 106,387 975,569
DigitalBridge Group, Inc.(a) 71,812 633,382
Donnelley Financial Solutions,
Inc.*(a) 779 34,050
Moelis & Co., Class A 3,615 210,971
Open Lending Corp.* 17,146 47,323
Common Stocks
Shares Value ($)
Capital Markets
Silvercrest Asset Management
Group, Inc., Class A 2,025 33,129
WisdomTree, Inc.(a) 31,735 283,076
2,217,500
Chemicals 0.9%
American Vanguard Corp. 9,590 42,196
Aspen Aerogels, Inc.* 43,823 280,029
Hawkins, Inc. 2,863 303,249
Innospec, Inc. 1,317 124,786
Kronos Worldwide, Inc. 7,265 54,342
LSB Industries, Inc.*(a) 3,623 23,876
Mativ Holdings, Inc. 2,805 17,475
Minerals Technologies, Inc. 5,614 356,882
Quaker Chemical Corp.(a) 1,473 182,077
Stepan Co. 2,479 136,444
Tronox Holdings plc 18,995 133,725
1,655,081
Commercial Services & Supplies 1.2%
ACCO Brands Corp. 5,614 23,523
ACV Auctions, Inc., Class A* 3,127 44,059
BrightView Holdings, Inc.* 4,765 61,183
Deluxe Corp. 16,376 258,904
Healthcare Services Group,
Inc.* 110,628 1,115,130
Liquidity Services, Inc.* 761 23,599
Montrose Environmental
Group, Inc.* 23,698 337,933
OPENLANE, Inc.* 9,103 175,506
Pitney Bowes, Inc. 2,912 26,354
2,066,191
Communications Equipment 0.9%
CommScope Holding Co.,
Inc.* 79,903 424,285
Harmonic, Inc.* 1,647 15,794
NetScout Systems, Inc.* 56,682 1,190,889
1,630,968
Construction & Engineering 1.9%
Fluor Corp.* 11,549 413,685
Great Lakes Dredge & Dock
Corp.* 4,548 39,568
IES Holdings, Inc.* 3,986 658,128
Limbach Holdings, Inc.*(a) 10,238 762,424
Matrix Service Co.* 10,155 126,227
MYR Group, Inc.* 165 18,660
Orion Group Holdings, Inc.* 2,996 15,669
Primoris Services Corp. 4,657 267,358
Sterling Infrastructure, Inc.*(a) 6,469 732,355
Tutor Perini Corp.* 14,565 337,617
3,371,691
Construction Materials 0.7%
Knife River Corp.*(a) 3,641 328,455
United States Lime & Minerals,
Inc. 9,574 846,150
1,174,605
Consumer Finance 1.9%
Encore Capital Group, Inc.* 6,808 233,378
Enova International, Inc.* 6,759 652,649
FirstCash Holdings, Inc. 9,348 1,124,751
Green Dot Corp., Class A* 6,461 54,531

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Consumer Finance
LendingTree, Inc.* 703 35,340
Regional Management Corp. 15,882 478,207
Upstart Holdings, Inc.* 15,092 694,685
World Acceptance Corp.* 949 120,096
3,393,637
Consumer Staples Distribution & Retail 1.0%
Sprouts Farmers Market, Inc.* 11,632 1,775,508
Containers & Packaging 0.1%
O-I Glass, Inc.* 19,738 226,395
Distributors 0.0%
†
A-Mark Precious Metals, Inc. 3,201 81,209
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.*(a) 12,566 1,264,642
Frontdoor, Inc.* 1,423 54,672
Graham Holdings Co., Class
B(a) 26 24,982
Mister Car Wash, Inc.*(a) 15,791 124,591
Udemy, Inc.* 18,098 140,441
1,609,328
Diversified REITs 0.7%
Armada Hoffler Properties, Inc. 33,517 251,713
Empire State Realty Trust,
Inc., Class A 123,383 964,855
1,216,568
Diversified Telecommunication Services 0.4%
AST SpaceMobile, Inc., Class
A*(a) 6,641 151,016
ATN International, Inc. 3,414 69,338
Bandwidth, Inc., Class A* 21,402 280,366
Cogent Communications
Holdings, Inc. 2,045 125,379
Globalstar, Inc.* 822 17,147
Lumen Technologies, Inc.* 4,295 16,837
660,083
Electrical Equipment 1.6%
American Superconductor
Corp.* 16,912 306,784
Blink Charging Co.*(a) 39,198 35,972
Bloom Energy Corp., Class
A*(a) 20,605 405,094
Enovix Corp.*(a) 12,456 91,427
NEXTracker, Inc., Class A* 21,334 899,015
NuScale Power Corp., Class
A*(a) 3,887 55,040
Plug Power, Inc.*(a) 7,663 10,345
Powell Industries, Inc.(a) 3,672 625,452
Shoals Technologies Group,
Inc., Class A* 62,597 207,822
Thermon Group Holdings, Inc.* 7,979 222,215
Vicor Corp.*(a) 600 28,068
2,887,234
Electronic Equipment, Instruments & Components 2.2%
Arlo Technologies, Inc.* 51,487 508,177
Badger Meter, Inc. 1,320 251,130
Fabrinet* 6,225 1,229,500
Insight Enterprises, Inc.* 412 61,796
Itron, Inc.* 3,677 385,203
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Napco Security Technologies,
Inc. 7,095 163,327
nLight, Inc.* 6,329 49,176
TTM Technologies, Inc.* 6,895 141,416
Vishay Intertechnology, Inc.(a) 65,939 1,048,430
Vishay Precision Group, Inc.* 1,066 25,680
3,863,835
Energy Equipment & Services 1.3%
Archrock, Inc. 7,369 193,363
Borr Drilling Ltd.(a) 21,123 46,259
Cactus, Inc., Class A 6,481 297,024
Expro Group Holdings NV* 41,524 412,749
Natural Gas Services Group,
Inc.* 1,019 22,387
Noble Corp. plc(a) 1,257 29,791
Oceaneering International,
Inc.*(a) 21,922 478,119
Oil States International, Inc.* 28,531 146,935
Seadrill Ltd.* 2,958 73,950
Tidewater, Inc.*(a) 9,856 416,613
Transocean Ltd.*(a) 27,302 86,547
2,203,737
Entertainment 0.4%
AMC Entertainment Holdings,
Inc., Class A* 34,040 97,695
Lions Gate Entertainment
Corp., Class B* 14,299 113,248
Madison Square Garden
Entertainment Corp., Class
A* 13,977 457,607
668,550
Financial Services 3.1%
Alerus Financial Corp. 1,821 33,616
AvidXchange Holdings, Inc.* 9,903 83,977
Banco Latinoamericano de
Comercio Exterior SA, Class
E 32,177 1,177,678
Burford Capital Ltd. 22,788 301,029
Enact Holdings, Inc. 8,858 307,815
Jackson Financial, Inc., Class
A 11,633 974,613
Merchants Bancorp 10,745 397,565
Mr. Cooper Group, Inc.* 2,332 278,907
NMI Holdings, Inc., Class A* 9,813 353,759
Pagseguro Digital Ltd., Class
A* 64,176 489,663
Remitly Global, Inc.* 37,137 772,450
Sezzle, Inc.*(a) 408 14,235
Velocity Financial, Inc.* 10,801 202,087
5,387,394
Food Products 0.8%
BRC, Inc., Class A*(a) 11,968 25,013
Cal-Maine Foods, Inc. 9,460 859,914
Lancaster Colony Corp. 3,229 565,075
1,450,002
Gas Utilities 0.4%
ONE Gas, Inc.(a) 10,089 762,628
Ground Transportation 0.2%
PAMT Corp.* 1,440 17,482

NVIT GS Small Cap Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Ground Transportation
Werner Enterprises, Inc. 11,747 344,187
361,669
Health Care Equipment & Supplies 2.2%
Alphatec Holdings, Inc.* 2,817 28,564
AtriCure, Inc.* 34,952 1,127,552
Cerus Corp.* 24,945 34,674
Embecta Corp. 20,455 260,801
Inmode Ltd.*(a) 16,275 288,718
Inogen, Inc.* 8,968 63,942
Integra LifeSciences Holdings
Corp.*(a) 5,199 114,326
iRadimed Corp. 11,518 604,465
iRhythm Technologies, Inc.* 5,039 527,482
LeMaitre Vascular, Inc.(a) 720 60,408
LivaNova plc* 1,639 64,380
Orthofix Medical, Inc.* 2,457 40,074
PROCEPT BioRobotics
Corp.*(a) 5,458 317,983
RxSight, Inc.* 5,114 129,128
Tandem Diabetes Care,
Inc.*(a) 7,316 140,175
Zimvie, Inc.* 6,149 66,409
3,869,081
Health Care Providers & Services 3.0%
agilon health, Inc.* 84,576 366,214
Ardent Health Partners, Inc.* 66,288 911,460
Aveanna Healthcare Holdings,
Inc.* 11,246 60,953
CorVel Corp.* 4,833 541,151
Enhabit, Inc.* 22,569 198,382
HealthEquity, Inc.*(a) 1,370 121,067
Hims & Hers Health, Inc.*(a) 14,798 437,281
Joint Corp. (The)* 36,044 450,190
LifeStance Health Group, Inc.* 117,237 780,798
National HealthCare Corp.(a) 692 64,218
National Research Corp. 1,298 16,614
PACS Group, Inc.* 9,892 111,186
Pennant Group, Inc. (The)* 11,443 287,791
Privia Health Group, Inc.* 28,151 631,990
Viemed Healthcare, Inc.* 36,908 268,690
5,247,985
Health Care REITs 0.9%
CareTrust REIT, Inc. 24,968 713,585
Sabra Health Care REIT, Inc.
(a) 33,006 576,615
Universal Health Realty
Income Trust 6,578 269,435
1,559,635
Health Care Technology 0.5%
Definitive Healthcare Corp.,
Class A*(a) 7,553 21,828
Evolent Health, Inc., Class A* 19,876 188,226
Health Catalyst, Inc.* 17,581 79,642
HealthStream, Inc. 1,198 38,552
Phreesia, Inc.* 16,585 423,912
Waystar Holding Corp.* 4,694 175,368
927,528
Hotel & Resort REITs 1.3%
Apple Hospitality REIT, Inc.(a) 39,669 512,127
Chatham Lodging Trust 102,655 731,930
Common Stocks
Shares Value ($)
Hotel & Resort REITs
RLJ Lodging Trust(a) 106,893 843,386
Service Properties Trust 77,004 200,980
2,288,423
Hotels, Restaurants & Leisure 2.7%
BJ's Restaurants, Inc.*(a) 21,879 749,575
Brinker International, Inc.* 2,170 323,438
Denny's Corp.* 5,947 21,825
Dine Brands Global, Inc.(a) 18,868 439,058
Hilton Grand Vacations,
Inc.*(a) 11,416 427,073
International Game
Technology plc 61,993 1,008,006
Life Time Group Holdings,
Inc.* 5,221 157,674
Nathan's Famous, Inc. 691 66,595
Portillo's, Inc., Class A*(a) 1,293 15,374
RCI Hospitality Holdings, Inc. 7,839 336,607
Red Rock Resorts, Inc., Class
A 23,235 1,007,702
Shake Shack, Inc., Class A*(a) 1,983 174,841
4,727,768
Household Durables 1.7%
Beazer Homes USA, Inc.* 13,390 273,022
Century Communities, Inc. 768 51,533
GoPro, Inc., Class A*(a) 78,966 52,347
Green Brick Partners, Inc.* 9,213 537,210
LGI Homes, Inc.*(a) 13,077 869,228
M/I Homes, Inc.* 10,069 1,149,678
2,933,018
Independent Power and Renewable Electricity Producers
0.1%
Ormat Technologies, Inc. 2,804 198,439
Industrial REITs 0.7%
LXP Industrial Trust(a) 148,135 1,281,368
Insurance 2.4%
Ambac Financial Group, Inc.* 13,724 120,085
AMERISAFE, Inc. 13,024 684,411
Fidelis Insurance Holdings Ltd. 62,504 1,012,565
Goosehead Insurance, Inc.,
Class A 758 89,490
Horace Mann Educators Corp. 6,933 296,247
James River Group Holdings
Ltd. 15,752 66,158
Lemonade, Inc.*(a) 9,927 312,006
Mercury General Corp. 7,044 393,760
Selective Insurance Group,
Inc. 4,104 375,680
Universal Insurance Holdings,
Inc. 33,092 784,280
4,134,682
Interactive Media & Services 0.7%
Bumble, Inc., Class A*(a) 75,738 328,703
fuboTV, Inc.*(a) 10,585 30,908
MediaAlpha, Inc., Class A* 15,814 146,121
QuinStreet, Inc.* 5,799 103,454
Vimeo, Inc.* 124,298 653,808
1,262,994
IT Services 0.8%
Backblaze, Inc., Class A* 8,352 40,340

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
IT Services
BigCommerce Holdings, Inc.,
Series 1* 23,307 134,248
DigitalOcean Holdings, Inc.*(a) 23,331 779,022
Fastly, Inc., Class A* 76,647 485,176
1,438,786
Leisure Products 0.8%
Peloton Interactive, Inc., Class
A*(a) 50,921 321,821
Smith & Wesson Brands, Inc. 44,832 417,834
Topgolf Callaway Brands
Corp.* 105,074 692,438
1,432,093
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies
Corp.* 51,535 382,905
BioLife Solutions, Inc.*(a) 3,496 79,849
Cytek Biosciences, Inc.* 61,154 245,227
707,981
Machinery 3.2%
Atmus Filtration Technologies,
Inc. 15,432 566,817
Chart Industries, Inc.*(a) 3,457 499,052
Federal Signal Corp.(a) 11,898 875,098
Gencor Industries, Inc.* 5,075 61,712
Gorman-Rupp Co. (The) 1,967 69,042
Hillman Solutions Corp.* 26,357 231,678
Kennametal, Inc.(a) 28,508 607,220
Manitowoc Co., Inc. (The)* 5,700 48,963
Miller Industries, Inc.(a) 12,943 548,395
Mueller Industries, Inc.(a) 19,714 1,501,024
Omega Flex, Inc. 3,376 117,417
SPX Technologies, Inc.* 1,779 229,100
Twin Disc, Inc.(a) 3,673 27,805
Watts Water Technologies,
Inc., Class A 1,280 261,018
5,644,341
Marine Transportation 0.8%
Costamare, Inc. 36,208 356,286
Golden Ocean Group Ltd.(a) 87,404 697,484
Safe Bulkers, Inc. 112,878 416,520
1,470,290
Media 0.7%
AMC Networks, Inc., Class A* 1,869 12,859
Entravision Communications
Corp., Class A(a) 64,323 135,078
EW Scripps Co. (The), Class
A*(a) 72,094 213,398
Gannett Co., Inc.*(a) 38,275 110,615
Gray Media, Inc. 134,729 582,029
Thryv Holdings, Inc.*(a) 7,771 99,547
Townsquare Media, Inc., Class
A(a) 13,256 107,904
1,261,430
Metals & Mining 1.1%
Carpenter Technology Corp.(a) 4,402 797,554
Coeur Mining, Inc.* 46,915 277,737
Commercial Metals Co. 2,675 123,077
Constellium SE, Class A* 11,123 112,231
Kaiser Aluminum Corp. 360 21,823
Common Stocks
Shares Value ($)
Metals & Mining
Materion Corp. 995 81,192
Olympic Steel, Inc.(a) 8,334 262,688
Ryerson Holding Corp.(a) 4,291 98,521
Worthington Steel, Inc. 7,305 185,036
1,959,859
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Angel Oak Mortgage REIT, Inc. 14,581 138,957
Arbor Realty Trust, Inc.(a) 5,851 68,749
ARMOUR Residential REIT,
Inc.(a) 10,595 181,175
BrightSpire Capital, Inc., Class
A 49,151 273,280
MFA Financial, Inc. 24,171 247,994
Orchid Island Capital, Inc.(a) 43,307 325,669
TPG RE Finance Trust, Inc. 78,670 641,160
1,876,984
Multi-Utilities 0.8%
Black Hills Corp. 24,412 1,480,588
Office REITs 0.1%
Easterly Government
Properties, Inc., Class A 14,919 158,141
Oil, Gas & Consumable Fuels 3.2%
California Resources Corp. 494 21,721
CVR Energy, Inc. 3,925 76,145
Delek US Holdings, Inc. 19,662 296,306
Diversified Energy Co. plc
Reg. S 78,450 1,060,644
Excelerate Energy, Inc., Class
A 6,440 184,699
Golar LNG Ltd.(a) 23,104 877,721
Murphy Oil Corp.(a) 27,999 795,172
Nordic American Tankers Ltd.
(a) 161,882 398,230
Northern Oil & Gas, Inc.(a) 25,753 778,513
PBF Energy, Inc., Class A(a) 3,032 57,881
Ring Energy, Inc.*(a) 28,561 32,845
Scorpio Tankers, Inc. 16,721 628,375
SFL Corp. Ltd. 12,254 100,483
SM Energy Co. 3,737 111,923
VAALCO Energy, Inc.(a) 65,235 245,284
5,665,942
Passenger Airlines 0.9%
Frontier Group Holdings, Inc.* 54,478 236,434
Joby Aviation, Inc.*(a) 21,130 127,203
SkyWest, Inc.* 13,280 1,160,274
1,523,911
Personal Care Products 0.4%
Herbalife Ltd.* 48,537 418,875
Nu Skin Enterprises, Inc.,
Class A 30,343 220,290
639,165
Pharmaceuticals 2.0%
Amphastar Pharmaceuticals,
Inc.*(a) 13,931 403,860
Arvinas, Inc.* 2,614 18,350
Axsome Therapeutics, Inc.* 5,986 698,147
Collegium Pharmaceutical,
Inc.*(a) 3,298 98,445
Evolus, Inc.*(a) 10,707 128,805

NVIT GS Small Cap Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Pharmaceuticals
Ligand Pharmaceuticals,
Inc.*(a) 373 39,217
Phibro Animal Health Corp.,
Class A 13,519 288,766
Prestige Consumer
Healthcare, Inc.*(a) 7,320 629,301
Supernus Pharmaceuticals,
Inc.* 31,080 1,017,870
Xeris Biopharma Holdings,
Inc.*(a) 29,231 160,478
3,483,239
Professional Services 2.4%
Alight, Inc., Class A 99,424 589,584
Conduent, Inc.* 46,633 125,909
CSG Systems International,
Inc. 1,898 114,772
ExlService Holdings, Inc.* 31,255 1,475,549
Franklin Covey Co.* 16,680 460,702
Innodata, Inc.* 7,573 271,871
Legalzoom.com, Inc.* 12,640 108,830
NV5 Global, Inc.* 7,564 145,758
Planet Labs PBC* 27,420 92,680
TriNet Group, Inc. 8,266 654,998
TTEC Holdings, Inc.(a) 6,979 22,961
Upwork, Inc.* 7,390 96,439
4,160,053
Real Estate Management & Development 0.7%
Compass, Inc., Class A* 53,221 464,619
FRP Holdings, Inc.* 16,488 471,062
Kennedy-Wilson Holdings, Inc.
(a) 26,794 232,572
1,168,253
Residential REITs 1.5%
Elme Communities 31,471 547,595
NexPoint Residential Trust,
Inc. 30,352 1,199,815
Veris Residential, Inc. 52,337 885,542
2,632,952
Retail REITs 1.2%
Alexander's, Inc. 66 13,805
Kite Realty Group Trust 23,686 529,856
Macerich Co. (The) 10,595 181,916
Phillips Edison & Co., Inc. 34,788 1,269,414
Saul Centers, Inc. 300 10,821
Tanger, Inc. 4,984 168,409
2,174,221
Semiconductors & Semiconductor Equipment 1.4%
ACM Research, Inc., Class A* 9,998 233,353
Alpha & Omega
Semiconductor Ltd.*(a) 1,063 26,426
Ambarella, Inc.* 4,813 242,238
CEVA, Inc.* 1,834 46,969
Credo Technology Group
Holding Ltd.* 12,771 512,883
Impinj, Inc.*(a) 2,470 224,029
MaxLinear, Inc., Class A* 8,021 87,108
Power Integrations, Inc. 9,173 463,236
Rambus, Inc.* 2,113 109,401
Rigetti Computing, Inc.*(a) 3,490 27,641
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Semtech Corp.* 12,122 416,997
SiTime Corp.* 439 67,110
Ultra Clean Holdings, Inc.* 2,943 63,010
2,520,401
Software 7.2%
ACI Worldwide, Inc.* 16,463 900,691
Agilysys, Inc.* 169 12,259
Alarm.com Holdings, Inc.*(a) 22,951 1,277,223
Alkami Technology, Inc.* 18,794 493,343
AudioEye, Inc.* 7,743 85,947
BlackLine, Inc.*(a) 8,025 388,570
Box, Inc., Class A* 16,373 505,271
C3.ai, Inc., Class A*(a) 6,189 130,278
Cleanspark, Inc.*(a) 9,017 60,594
Clear Secure, Inc., Class A(a) 14,335 371,420
Clearwater Analytics Holdings,
Inc., Class A* 32,119 860,789
Commvault Systems, Inc.* 10,308 1,626,190
Consensus Cloud Solutions,
Inc.* 19,762 456,107
D-Wave Quantum, Inc.*(a) 2,384 18,118
Freshworks, Inc., Class A* 55,187 778,689
MARA Holdings, Inc.*(a) 18,356 211,094
Olo, Inc., Class A*(a) 69,095 417,334
Ooma, Inc.* 9,122 119,407
PagerDuty, Inc.*(a) 12,493 228,247
Q2 Holdings, Inc.*(a) 3,258 260,673
Red Violet, Inc. 8,665 325,717
Riot Platforms, Inc.*(a) 9,341 66,508
Sapiens International Corp.
NV 35,528 962,454
SoundHound AI, Inc., Class
A*(a) 13,345 108,361
SoundThinking, Inc.* 2,931 49,680
Varonis Systems, Inc., Class
B* 18,395 744,078
Verint Systems, Inc.* 46,309 826,616
Workiva, Inc., Class A* 4,558 345,998
12,631,656
Specialized REITs 0.4%
Uniti Group, Inc.(a) 126,087 635,478
Specialty Retail 2.8%
America's Car-Mart, Inc.*(a) 7,346 333,435
Arko Corp. 5,874 23,202
Asbury Automotive Group,
Inc.* 3,855 851,338
Boot Barn Holdings, Inc.* 2,339 251,279
EVgo, Inc., Class A*(a) 27,310 72,645
Haverty Furniture Cos., Inc. 23,508 463,578
Monro, Inc. 22,128 320,192
OneWater Marine, Inc., Class
A*(a) 1,372 22,199
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,132 46,153
RealReal, Inc. (The)* 30,530 164,557
Revolve Group, Inc., Class A* 14,998 322,307
Sonic Automotive, Inc., Class
A(a) 12,524 713,367
Stitch Fix, Inc., Class A* 9,664 31,408
Warby Parker, Inc., Class A* 44,385 809,138

30 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 29,410 437,915
4,862,713
Technology Hardware, Storage & Peripherals 0.3%
Corsair Gaming, Inc.*(a) 11,471 101,633
IonQ, Inc.*(a) 9,903 218,559
Turtle Beach Corp.*(a) 14,085 200,993
521,185
Textiles, Apparel & Luxury Goods 0.3%
G-III Apparel Group Ltd.* 555 15,179
Movado Group, Inc. 26,752 447,294
462,473
Tobacco 0.7%
Turning Point Brands, Inc. 899 53,437
Universal Corp.(a) 19,600 1,098,580
1,152,017
Trading Companies & Distributors 2.4%
Custom Truck One Source,
Inc.* 20,134 84,965
DNOW, Inc.* 42,672 728,838
DXP Enterprises, Inc.* 2,251 185,167
FTAI Aviation Ltd.(a) 12,629 1,402,198
Herc Holdings, Inc.(a) 8,778 1,178,622
Rush Enterprises, Inc., Class A 6,840 365,324
Xometry, Inc., Class A*(a) 9,155 228,143
4,173,257
Water Utilities 0.8%
American States Water Co. 6,470 509,060
California Water Service
Group 6,636 321,580
Consolidated Water Co. Ltd.(a) 4,377 107,193
Global Water Resources, Inc. 2,739 28,239
Middlesex Water Co. 5,483 351,460
1,317,532
Wireless Telecommunication Services 0.7%
Spok Holdings, Inc. 32,554 535,188
Telephone & Data Systems,
Inc. 19,195 743,614
1,278,802
Total Common Stocks
(cost $175,323,776) 173,307,450
Repurchase Agreements 13.3%
Principal
Amount ($)
Bank of America NA,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $2,040,000.
(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,264,729,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$5,369,370.(b) 5,264,089 5,264,089
ING Financial Services LLC,
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $1,000,844,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$1,020,001.(b) 1,000,000 1,000,000
MetLife, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,000,484,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $4,082,127.(b) 4,000,000 4,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $11,001,329,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $11,220,000.(b) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $23,264,089) 23,264,089
Total Investments
(cost $198,646,461) — 112.1% 196,613,883
Liabilities in excess of other assets
— (12.1)% (21,164,474)
NET ASSETS — 100.0%
$ 175,449,409

NVIT GS Small Cap Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 31
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $32,941,202, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $23,264,089 and by $11,251,130 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/24/2025 - 2/15/2055, a total value of
$34,515,219.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $23,264,089.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 16 6/2025 USD 1,621,680 (47,001)
Net contracts (47,001)
Currency:
USD United States Dollar

32 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - March 31, 2025 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 42,344 $ – $ – $ 42,344
Common Stocks 173,307,450 – – 173,307,450
Repurchase Agreements – 23,264,089 – 23,264,089
Total Assets $ 173,349,794 $ 23,264,089 $ – $ 196,613,883
Liabilities:
Futures Contracts $ (47,001) $ – $ – $ (47,001)
Total Liabilities $ (47,001) $ – $ – $ (47,001)
Total $ 173,302,793 $ 23,264,089 $ – $ 196,566,882
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (47,001)
Total $ (47,001)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.5%
GE Aerospace 1,853 370,878
General Dynamics Corp. 47,651 12,988,709
Howmet Aerospace, Inc. 27,670 3,589,629
L3Harris Technologies, Inc. 30,518 6,387,723
Textron, Inc. 17,303 1,250,142
Woodward, Inc.(a) 36,262 6,617,452
31,204,533
Air Freight & Logistics 0.8%
United Parcel Service, Inc.,
Class B 148,858 16,372,891
Automobiles 1.4%
Tesla, Inc.* 108,060 28,004,830
Banks 3.9%
Bank of America Corp. 301,512 12,582,096
Citigroup, Inc. 164,142 11,652,440
Commerce Bancshares, Inc. 32,704 2,035,170
Cullen/Frost Bankers, Inc. 17,003 2,128,776
East West Bancorp, Inc.(a) 64,634 5,801,548
Huntington Bancshares, Inc. 150,174 2,254,112
JPMorgan Chase & Co. 59,682 14,639,994
M&T Bank Corp. 37,396 6,684,535
PNC Financial Services
Group, Inc. (The) 69,094 12,144,652
Synovus Financial Corp. 18,449 862,306
Wells Fargo & Co. 134,540 9,658,627
80,444,256
Beverages 1.6%
Coca-Cola Co. (The) 72,287 5,177,195
Coca-Cola Consolidated, Inc. 2,003 2,704,050
Coca-Cola Europacific
Partners plc(a) 74,260 6,462,848
Molson Coors Beverage Co.,
Class B 56,452 3,436,233
Monster Beverage Corp.* 164,530 9,628,296
PepsiCo, Inc. 37,245 5,584,515
32,993,137
Biotechnology 2.0%
AbbVie, Inc. 66,487 13,930,356
BioMarin Pharmaceutical, Inc.* 59,546 4,209,307
Gilead Sciences, Inc. 10,387 1,163,863
Moderna, Inc.* 11,584 328,406
Natera, Inc.* 24,239 3,427,637
Neurocrine Biosciences, Inc.* 45,718 5,056,411
Regeneron Pharmaceuticals,
Inc. 19,150 12,145,505
40,261,485
Broadline Retail 4.0%
Amazon.com, Inc.* 430,622 81,930,142
Building Products 0.2%
Carrier Global Corp. 52,444 3,324,950
Capital Markets 2.8%
Ameriprise Financial, Inc. 18,126 8,774,978
Charles Schwab Corp. (The) 66,971 5,242,490
CME Group, Inc. 50,784 13,472,487
Coinbase Global, Inc., Class
A* 1,120 192,898
Invesco Ltd. 49,579 752,113
Morgan Stanley 117,267 13,681,541
Common Stocks
Shares Value ($)
Capital Markets
MSCI, Inc., Class A 8,615 4,871,782
Nasdaq, Inc. 45,880 3,480,457
Raymond James Financial,
Inc. 39,420 5,475,832
Stifel Financial Corp. 11,187 1,054,487
XP, Inc., Class A 85,676 1,178,045
58,177,110
Chemicals 2.0%
Ecolab, Inc. 49,596 12,573,578
Linde plc 20,858 9,712,319
RPM International, Inc. 48,210 5,576,933
Sherwin-Williams Co. (The) 21,555 7,526,791
Westlake Corp. 47,871 4,788,536
40,178,157
Commercial Services & Supplies 0.7%
Cintas Corp. 61,678 12,676,680
Republic Services, Inc., Class
A 8,789 2,128,344
14,805,024
Communications Equipment 0.8%
Arista Networks, Inc.* 41,979 3,252,533
Cisco Systems, Inc. 159,691 9,854,532
Motorola Solutions, Inc. 8,319 3,642,141
16,749,206
Construction & Engineering 0.4%
Comfort Systems USA, Inc. 11,916 3,840,884
MasTec, Inc.* 31,590 3,686,869
7,527,753
Construction Materials 0.4%
Vulcan Materials Co. 33,916 7,912,603
Consumer Finance 1.1%
American Express Co. 35,205 9,471,906
Capital One Financial Corp. 71,064 12,741,775
Synchrony Financial 3,280 173,643
22,387,324
Consumer Staples Distribution & Retail 1.9%
BJ's Wholesale Club Holdings,
Inc.* 46,312 5,284,199
Costco Wholesale Corp. 5,644 5,337,982
Performance Food Group Co.* 81,750 6,428,003
Sysco Corp. 72,409 5,433,571
US Foods Holding Corp.* 64,629 4,230,614
Walmart, Inc. 141,754 12,444,584
39,158,953
Diversified Consumer Services 0.1%
Bright Horizons Family
Solutions, Inc.* 17,266 2,193,473
H&R Block, Inc. 2,879 158,086
2,351,559
Diversified Telecommunication Services 1.1%
AT&T, Inc. 268,175 7,583,989
Verizon Communications, Inc. 339,242 15,388,017
22,972,006
Electric Utilities 1.3%
Constellation Energy Corp. 5,429 1,094,649
NRG Energy, Inc. 30,491 2,910,671
PG&E Corp. 624,342 10,726,196
PPL Corp. 218,639 7,895,054

NVIT GS Large Cap Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Electric Utilities
Xcel Energy, Inc. 65,108 4,608,995
27,235,565
Electrical Equipment 1.1%
AMETEK, Inc. 65,611 11,294,277
GE Vernova, Inc. 14,753 4,503,796
Rockwell Automation, Inc. 24,205 6,254,088
22,052,161
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc. 129,847 5,944,396
Teledyne Technologies, Inc.* 4,014 1,997,808
7,942,204
Energy Equipment & Services 0.3%
Halliburton Co. 153,667 3,898,532
TechnipFMC plc 87,175 2,762,576
6,661,108
Entertainment 1.9%
Live Nation Entertainment,
Inc.*(a) 41,516 5,421,159
Netflix, Inc.* 17,641 16,450,762
ROBLOX Corp., Class A* 18,586 1,083,378
Roku, Inc., Class A* 24,962 1,758,323
Walt Disney Co. (The) 144,020 14,214,774
38,928,396
Financial Services 5.2%
Affirm Holdings, Inc., Class A* 29,980 1,354,796
Berkshire Hathaway, Inc.,
Class B* 74,232 39,534,478
Corebridge Financial, Inc. 35,370 1,116,631
Corpay, Inc.* 18,898 6,590,110
Equitable Holdings, Inc. 108,874 5,671,247
Euronet Worldwide, Inc.* 34,970 3,736,544
Fidelity National Information
Services, Inc. 62,751 4,686,245
Fiserv, Inc.* 61,749 13,636,032
Global Payments, Inc. 31,780 3,111,898
Mastercard, Inc., Class A 40,365 22,124,864
Visa, Inc., Class A(a) 16,722 5,860,392
107,423,237
Ground Transportation 0.3%
Old Dominion Freight Line, Inc. 35,482 5,870,497
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 127,379 16,896,824
Align Technology, Inc.* 16,788 2,666,941
Boston Scientific Corp.* 185,560 18,719,293
Edwards Lifesciences Corp.* 1,673 121,259
GE HealthCare Technologies,
Inc. 12,032 971,103
Intuitive Surgical, Inc.* 28,710 14,219,202
Medtronic plc 10,229 919,178
54,513,800
Health Care Providers & Services 2.9%
Cencora, Inc. 29,056 8,080,183
CVS Health Corp. 193,951 13,140,180
Encompass Health Corp. 19,452 1,970,099
HCA Healthcare, Inc. 11,909 4,115,155
Humana, Inc. 10,875 2,877,525
UnitedHealth Group, Inc. 38,146 19,978,968
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 50,617 9,510,934
59,673,044
Health Care REITs 0.8%
Healthpeak Properties, Inc. 66,140 1,337,351
Omega Healthcare Investors,
Inc. 6,995 266,370
Ventas, Inc. 150,881 10,374,577
Welltower, Inc. 23,576 3,612,079
15,590,377
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 138,215 1,476,136
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc., Class A* 63,088 7,536,493
Booking Holdings, Inc. 2,646 12,189,884
Domino's Pizza, Inc. 6,500 2,986,425
DoorDash, Inc., Class A* 10,103 1,846,525
McDonald's Corp. 33,606 10,497,506
Starbucks Corp. 49,656 4,870,757
Texas Roadhouse, Inc., Class
A 32,944 5,489,459
45,417,049
Household Durables 0.3%
Garmin Ltd. 3,694 802,078
Lennar Corp., Class A 44,433 5,100,020
5,902,098
Household Products 1.9%
Colgate-Palmolive Co. 71,945 6,741,246
Procter & Gamble Co. (The) 188,840 32,182,113
38,923,359
Independent Power and Renewable Electricity Producers
0.2%
Vistra Corp. 28,420 3,337,645
Industrial Conglomerates 0.4%
Honeywell International, Inc. 43,703 9,254,110
Industrial REITs 0.5%
Americold Realty Trust, Inc. 139,115 2,985,408
Prologis, Inc. 58,770 6,569,898
9,555,306
Insurance 2.3%
Allstate Corp. (The) 37,930 7,854,165
American Financial Group, Inc. 36,934 4,850,912
Marsh & McLennan Cos., Inc. 48,805 11,909,884
Principal Financial Group, Inc. 12,965 1,093,857
Travelers Cos., Inc. (The) 75,966 20,089,968
W R Berkley Corp. 5,200 370,032
46,168,818
Interactive Media & Services 6.3%
Alphabet, Inc., Class A 350,921 54,266,423
Alphabet, Inc., Class C 79,238 12,379,353
Meta Platforms, Inc., Class A 106,666 61,478,016
Pinterest, Inc., Class A* 12,227 379,037
128,502,829
IT Services 1.1%
Gartner, Inc.* 23,503 9,865,149
GoDaddy, Inc., Class A* 27,982 5,040,678

36 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 18,170 4,518,152
Snowflake, Inc., Class A* 23,388 3,418,390
22,842,369
Life Sciences Tools & Services 1.0%
Bruker Corp. 8,084 337,426
IQVIA Holdings, Inc.* 63,389 11,175,481
Medpace Holdings, Inc.* 3,769 1,148,377
Mettler-Toledo International,
Inc.* 4,467 5,275,125
West Pharmaceutical
Services, Inc. 8,781 1,965,890
19,902,299
Machinery 2.0%
Caterpillar, Inc. 17,199 5,672,230
IDEX Corp. 32,282 5,842,073
Illinois Tool Works, Inc. 32,255 7,999,563
ITT, Inc. 41,789 5,397,467
Parker-Hannifin Corp. 17,614 10,706,670
Westinghouse Air Brake
Technologies Corp. 33,099 6,002,504
41,620,507
Media 0.4%
News Corp., Class A 48,049 1,307,894
Omnicom Group, Inc. 72,128 5,980,132
7,288,026
Metals & Mining 0.3%
Steel Dynamics, Inc. 47,974 6,000,588
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management,
Inc. 153,585 3,119,311
Multi-Utilities 0.4%
Ameren Corp. 10,729 1,077,192
CMS Energy Corp. 94,484 7,096,693
Sempra 5,504 392,765
8,566,650
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream Corp. 27,122 488,196
Antero Resources Corp.* 138,488 5,600,455
ConocoPhillips 73,551 7,724,326
Exxon Mobil Corp. 142,973 17,003,779
Kinder Morgan, Inc. 366,925 10,468,370
Marathon Petroleum Corp. 19,901 2,899,377
Ovintiv, Inc. 70,651 3,023,863
Phillips 66 54,923 6,781,892
Targa Resources Corp. 4,967 995,734
Williams Cos., Inc. (The) 37,209 2,223,610
57,209,602
Passenger Airlines 0.7%
Alaska Air Group, Inc.* 67,697 3,332,046
Delta Air Lines, Inc. 142,908 6,230,789
United Airlines Holdings, Inc.* 75,043 5,181,719
14,744,554
Personal Care Products 0.3%
Kenvue, Inc. 292,691 7,018,730
Pharmaceuticals 2.7%
AstraZeneca plc, ADR-UK(a) 87,484 6,430,074
Elanco Animal Health, Inc.* 76,960 808,080
Common Stocks
Shares Value ($)
Pharmaceuticals
Eli Lilly & Co. 20,672 17,073,211
Johnson & Johnson 15,244 2,528,065
Merck & Co., Inc. 181,321 16,275,373
Pfizer, Inc. 30,981 785,059
Zoetis, Inc., Class A 74,411 12,251,771
56,151,633
Professional Services 0.7%
Broadridge Financial
Solutions, Inc. 11,205 2,716,764
Equifax, Inc. 47,843 11,652,641
14,369,405
Residential REITs 0.8%
American Homes 4 Rent,
Class A 146,442 5,536,972
AvalonBay Communities, Inc.
(a) 27,307 5,860,629
Camden Property Trust 44,547 5,448,098
16,845,699
Semiconductors & Semiconductor Equipment 8.2%
Broadcom, Inc. 207,733 34,780,736
KLA Corp. 12,055 8,194,989
Marvell Technology, Inc. 92,881 5,718,683
Micron Technology, Inc. 46,352 4,027,525
NVIDIA Corp. 848,178 91,925,532
QUALCOMM, Inc. 66,417 10,202,315
Texas Instruments, Inc. 77,711 13,964,667
168,814,447
Software 9.7%
Adobe, Inc.* 21,236 8,144,643
AppLovin Corp., Class A* 19,917 5,277,407
Atlassian Corp., Class A* 3,965 841,413
CCC Intelligent Solutions
Holdings, Inc.* 59,901 540,906
Datadog, Inc., Class A* 107,055 10,620,927
Dynatrace, Inc.* 106,236 5,009,027
Fair Isaac Corp.* 2,395 4,416,763
Fortinet, Inc.* 5,013 482,551
Manhattan Associates, Inc.* 16,413 2,840,106
Microsoft Corp. 326,131 122,426,316
MicroStrategy, Inc., Class A* 3,120 899,402
Monday.com Ltd.* 21,417 5,207,758
Salesforce, Inc. 84,513 22,679,909
ServiceNow, Inc.* 3,322 2,644,777
Tyler Technologies, Inc.* 10,769 6,260,989
198,292,894
Specialized REITs 0.8%
Digital Realty Trust, Inc. 17,342 2,484,935
Public Storage 15,429 4,617,745
SBA Communications Corp.,
Class A 9,159 2,015,072
VICI Properties, Inc., Class A 224,162 7,312,165
16,429,917
Specialty Retail 1.7%
Carvana Co., Class A* 4,525 946,087
Home Depot, Inc. (The) 20,028 7,340,062
Lithia Motors, Inc., Class A 3,897 1,143,925
Lowe's Cos., Inc. 39,583 9,231,943
O'Reilly Automotive, Inc.* 571 818,003

NVIT GS Large Cap Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Specialty Retail
Penske Automotive Group,
Inc. 6,125 881,878
RH* 6,643 1,557,186
TJX Cos., Inc. (The) 44,173 5,380,271
Ulta Beauty, Inc.* 8,356 3,062,808
Williams-Sonoma, Inc. 33,280 5,261,568
35,623,731
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. 610,864 135,691,220
Textiles, Apparel & Luxury Goods 0.6%
Birkenstock Holding plc* 65,450 3,000,883
Lululemon Athletica, Inc.* 7,374 2,087,284
PVH Corp. 56,594 3,658,236
Skechers USA, Inc., Class A* 50,028 2,840,590
11,586,993
Trading Companies & Distributors 0.6%
Fastenal Co. 101,838 7,897,537
Watsco, Inc. 7,891 4,010,995
11,908,532
Total Common Stocks
(cost $1,648,577,548) 2,035,210,765
Repurchase Agreement 0.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,898,730,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$6,015,973.(b) 5,898,012 5,898,012
Total Repurchase Agreement
(cost $5,898,012) 5,898,012
Total Investments
(cost $1,654,475,560) — 99.7% 2,041,108,777
Other assets in excess of liabilities — 0.3% 6,927,365
NET ASSETS — 100.0%
$ 2,048,036,142
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $24,925,608, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,898,012 and by $19,353,946 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/30/2025 - 5/15/2054, a total value of
$25,251,958.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $5,898,012.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom

38 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 20 6/2025 USD 5,653,250 (78,303)
Net contracts (78,303)
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,035,210,765 $ – $ – $ 2,035,210,765
Repurchase Agreement – 5,898,012 – 5,898,012
Total Assets $ 2,035,210,765 $ 5,898,012 $ – $ 2,041,108,777
Liabilities:
Futures Contracts $ (78,303) $ – $ – $ (78,303)
Total Liabilities $ (78,303) $ – $ – $ (78,303)
Total $ 2,035,132,462 $ 5,898,012 $ – $ 2,041,030,474
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (78,303)
Total $ (78,303)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks 96.3%
Shares Value ($)
Aerospace & Defense 0.5%
Huntington Ingalls Industries,
Inc. 3,965 809,018
Leonardo DRS, Inc. 112,128 3,686,769
4,495,787
Air Freight & Logistics 0.3%
Expeditors International of
Washington, Inc. 26,097 3,138,164
Automobile Components 0.1%
Lear Corp. 6,343 559,579
Banks 0.2%
BOK Financial Corp. 16,701 1,739,409
Biotechnology 1.9%
Alnylam Pharmaceuticals, Inc.* 5,877 1,586,908
Biogen, Inc.* 32,503 4,447,711
Blueprint Medicines Corp.* 11,345 1,004,146
Exelixis, Inc.* 57,311 2,115,922
Incyte Corp.* 108,280 6,556,354
Moderna, Inc.* 91,867 2,604,429
18,315,470
Broadline Retail 2.3%
Amazon.com, Inc.* 85,853 16,334,392
Coupang, Inc.* 280,292 6,146,803
22,481,195
Building Products 1.5%
Builders FirstSource, Inc.* 20,126 2,514,542
Lennox International, Inc. 22,048 12,365,180
14,879,722
Capital Markets 3.4%
Houlihan Lokey, Inc., Class A 3,624 585,276
Interactive Brokers Group,
Inc., Class A 65,613 10,864,857
Moelis & Co., Class A 75,084 4,381,902
MSCI, Inc., Class A 20,112 11,373,336
Northern Trust Corp. 61,348 6,051,980
SEI Investments Co. 8,230 638,895
33,896,246
Chemicals 1.9%
Huntsman Corp. 322,935 5,099,143
LyondellBasell Industries NV,
Class A 168,172 11,839,309
Westlake Corp. 18,725 1,873,062
18,811,514
Commercial Services & Supplies 0.4%
Rollins, Inc. 37,759 2,040,119
Tetra Tech, Inc. 21,640 632,970
Veralto Corp. 16,475 1,605,489
4,278,578
Communications Equipment 1.1%
Arista Networks, Inc.* 141,853 10,990,770
Construction & Engineering 0.5%
Comfort Systems USA, Inc. 15,019 4,841,074
Consumer Finance 0.9%
Ally Financial, Inc. 257,985 9,408,713
Consumer Staples Distribution & Retail 4.2%
Costco Wholesale Corp. 10,018 9,474,824
Dollar General Corp. 189,332 16,647,963
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Maplebear, Inc.* 26,050 1,039,134
Target Corp. 132,775 13,856,399
41,018,320
Containers & Packaging 1.0%
Crown Holdings, Inc. 114,687 10,236,962
Electric Utilities 0.9%
Pinnacle West Capital Corp. 94,646 9,015,032
Electrical Equipment 1.2%
AMETEK, Inc. 69,805 12,016,233
Electronic Equipment, Instruments & Components 0.8%
Jabil, Inc. 55,824 7,595,972
Entertainment 1.9%
Live Nation Entertainment,
Inc.* 106,031 13,845,528
Playtika Holding Corp. 40,658 210,202
Roku, Inc., Class A* 68,080 4,795,555
18,851,285
Financial Services 1.9%
Corebridge Financial, Inc. 359,265 11,341,996
Mastercard, Inc., Class A 12,969 7,108,568
18,450,564
Food Products 0.9%
Pilgrim's Pride Corp.* 78,857 4,298,495
Tyson Foods, Inc., Class A 65,364 4,170,877
8,469,372
Ground Transportation 2.1%
JB Hunt Transport Services,
Inc. 56,079 8,296,888
Landstar System, Inc. 3,875 582,025
Lyft, Inc., Class A* 619,608 7,354,747
Old Dominion Freight Line, Inc. 1,907 315,513
Ryder System, Inc. 22,205 3,193,301
Schneider National, Inc., Class
B 25,978 593,598
20,336,072
Health Care Equipment & Supplies 3.8%
Align Technology, Inc.* 33,194 5,273,199
Edwards Lifesciences Corp.* 210,577 15,262,621
GE HealthCare Technologies,
Inc. 138,952 11,214,816
Insulet Corp.* 20,759 5,451,521
37,202,157
Health Care Providers & Services 1.4%
Elevance Health, Inc. 7,433 3,233,058
McKesson Corp. 2,183 1,469,137
Molina Healthcare, Inc.* 29,182 9,612,259
14,314,454
Hotels, Restaurants & Leisure 4.3%
Airbnb, Inc., Class A* 2,357 281,567
Booking Holdings, Inc. 4,323 19,915,672
Domino's Pizza, Inc. 32,473 14,919,720
Life Time Group Holdings,
Inc.* 90,283 2,726,547
Wingstop, Inc. 20,983 4,733,345
42,576,851
Household Durables 1.1%
Lennar Corp., Class A 68,393 7,850,149

42 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Household Durables
Whirlpool Corp. 33,093 2,982,672
10,832,821
Household Products 2.6%
Church & Dwight Co., Inc. 81,743 8,999,087
Clorox Co. (The) 51,493 7,582,344
Kimberly-Clark Corp. 65,324 9,290,379
25,871,810
Insurance 5.9%
Allstate Corp. (The) 2,415 500,074
Arch Capital Group Ltd. 10,784 1,037,205
Brighthouse Financial, Inc.* 116,628 6,763,258
CNA Financial Corp. 10,262 521,207
First American Financial Corp. 27,403 1,798,459
Globe Life, Inc. 134,145 17,669,579
Hanover Insurance Group, Inc.
(The) 6,244 1,086,144
Hartford Insurance Group, Inc.
(The) 35,170 4,351,584
Reinsurance Group of
America, Inc. 45,445 8,948,121
RLI Corp. 18,122 1,455,740
Travelers Cos., Inc. (The) 18,707 4,947,253
W R Berkley Corp. 129,619 9,223,688
58,302,312
Interactive Media & Services 4.7%
Alphabet, Inc., Class C 116,881 18,260,319
Match Group, Inc. 361,744 11,286,413
Meta Platforms, Inc., Class A 21,434 12,353,700
Snap, Inc., Class A* 340,729 2,967,749
TripAdvisor, Inc.* 77,240 1,094,491
45,962,672
IT Services 4.8%
Accenture plc, Class A 55,021 17,168,753
Cognizant Technology
Solutions Corp., Class A 89,770 6,867,405
EPAM Systems, Inc.* 40,549 6,846,293
VeriSign, Inc.* 62,850 15,955,729
46,838,180
Life Sciences Tools & Services 0.7%
10X Genomics, Inc., Class A* 47,153 411,646
Illumina, Inc.* 81,033 6,429,158
6,840,804
Machinery 1.3%
Cummins, Inc. 2,588 811,183
Graco, Inc. 37,133 3,100,977
Otis Worldwide Corp. 84,173 8,686,653
12,598,813
Media 1.3%
Omnicom Group, Inc. 124,342 10,309,195
Trade Desk, Inc. (The), Class
A* 40,223 2,201,003
12,510,198
Metals & Mining 0.3%
Commercial Metals Co. 8,820 405,808
Reliance, Inc. 6,551 1,891,601
Southern Copper Corp. 7,658 715,717
3,013,126
Common Stocks
Shares Value ($)
Multi-Utilities 0.1%
CenterPoint Energy, Inc. 39,548 1,432,824
Oil, Gas & Consumable Fuels 1.3%
Coterra Energy, Inc. 62,284 1,800,008
Phillips 66 92,477 11,419,060
13,219,068
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 79,423 7,305,328
Passenger Airlines 1.4%
Southwest Airlines Co. 401,716 13,489,623
Pharmaceuticals 0.8%
Corcept Therapeutics, Inc.* 43,773 4,999,752
Merck & Co., Inc. 30,295 2,719,279
7,719,031
Professional Services 1.1%
FTI Consulting, Inc.* 1,552 254,652
KBR, Inc. 171,409 8,537,882
ManpowerGroup, Inc. 7,456 431,553
Robert Half, Inc. 26,237 1,431,229
10,655,316
Residential REITs 2.6%
Camden Property Trust 113,755 13,912,237
Essex Property Trust, Inc. 38,178 11,704,229
25,616,466
Semiconductors & Semiconductor Equipment 7.5%
Amkor Technology, Inc. 113,448 2,048,871
Lam Research Corp. 181,041 13,161,681
NVIDIA Corp. 481,173 52,149,530
Teradyne, Inc. 75,094 6,202,764
73,562,846
Software 10.3%
Adobe, Inc.* 46,841 17,964,929
Appfolio, Inc., Class A* 4,868 1,070,473
Dropbox, Inc., Class A* 165,236 4,413,453
Manhattan Associates, Inc.* 36,650 6,341,916
Microsoft Corp. 84,053 31,552,656
Palo Alto Networks, Inc.* 103,453 17,653,220
Pegasystems, Inc. 70,159 4,877,454
Salesforce, Inc. 52,399 14,061,795
UiPath, Inc., Class A* 327,323 3,371,427
101,307,323
Specialized REITs 0.1%
Millrose Properties, Inc., Class
A* 34,196 906,536
Specialty Retail 2.1%
O'Reilly Automotive, Inc.* 7,703 11,035,164
Tractor Supply Co. 147,966 8,152,926
Williams-Sonoma, Inc. 11,970 1,892,457
21,080,547
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. 224,033 49,764,450

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.* 99,186 11,089,987
Total Investments
(cost $849,580,573) — 96.3% 947,839,576
Other assets in excess of liabilities — 3.7% 36,358,110
NET ASSETS — 100.0%
$ 984,197,686
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

44 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of March 31, 2025:
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,665 11,359 11,359
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 81,468 13,035 13,035
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 154,470 653,408 653,408
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,876 30,164 30,164
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,805 3,471 3,471
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,530 19,726 19,726
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 38,560 16,966 16,966
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,097 1,762 1,762
CenterPoint Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 71,108 14,222 14,222
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 12,362 35,850 35,850
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 15,740 7,713 7,713
Chemours Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 163,679 31,099 31,099
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 76,378 60,339 60,339
Columbia
Sportswear Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 34,011 13,264 13,264
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 94,381 944 944
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 20,368 14,971 14,971
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 6,466 24,312 24,312
Corcept
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 41,766 2,488,836 2,488,836
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 3,666 1,650 1,650

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 29,713 39,221 39,221
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 10,440 12,946 12,946
Doximity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 32,053 15,385 15,385
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 312,572 46,886 46,886
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 67,787 52,874 52,874
elf Beauty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 52,909 107,934 107,934
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 11,617 36,477 36,477
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 44,521 23,151 23,151
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 139,934 83,960 83,960
Fortrea Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 94,911 45,557 45,557
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,067 70,485 70,485
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,157 29,510 29,510
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 199,284 9,964 9,964
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,982 19,430 19,430
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 133,391 32,014 32,014
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 26,416 58,644 58,644
Hartford Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 76,963 156,235 156,235
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 22,521 76,571 76,571
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 64,683 4,528 4,528

46 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 83,360 18,339 18,339
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,755 40,384 40,384
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 3,613 4,047 4,047
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 38,632 6,181 6,181
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 24,829 45,437 45,437
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 389,044 35,014 35,014
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 9,731 778 778
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 57,320 18,342 18,342
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 79,279 225,945 225,945
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 6,143 860 860
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 63,796 45,295 45,295
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,342 149,585 149,585
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 79,903 19,177 19,177
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 121,920 36,576 36,576
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 79,938 12,790 12,790
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 51,038 23,988 23,988
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 21,879 12,471 12,471
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,156 147,520 147,520
MDU Resources
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,464 4,861 4,861

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 2,560 371 371
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 55,924 80,251 80,251
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,988 117,642 117,642
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 314,267 169,704 169,704
NEXTracker, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 76,287 77,050 77,050
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 19 1,191 1,191
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 662 583 583
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,594 36,670 36,670
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,643 – –
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,005 103,334 103,334
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 125,785 8,805 8,805
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 17,364 66,504 66,504
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,785 3,445 3,445
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 88,080 175,279 175,279
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 28,809 13,047 13,047
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 436 549 549
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,563 13,156 13,156
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 46,459 13,705 13,705
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 60,103 47,481 47,481

48 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SEI Investments Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 26,993 14,036 14,036
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 46,828 134,396 134,396
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 57,111 12,564 12,564
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 782 16 16
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 116,855 217,350 217,350
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 48,888 181,863 181,863
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 97,784 8,312 8,312
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 175,820 341,091 341,091
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 102,788 97,649 97,649
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 694,809 41,689 41,689
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 48,351 28,527 28,527
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 69,484 2,202,643 2,202,643
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 12,821 18,398 18,398
Whirlpool Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,959 27,255 27,255
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 157,967 44,231 44,231
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 292,618 14,631 14,631
– –
Total unrealized appreciation 9,525,871 9,525,871
– –
10X Genomics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 62,565 (26,903) (26,903)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 174,061 (34,812) (34,812)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 574,856 (172,457) (172,457)

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 78,196 (83,357) (83,357)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,716 (5,801) (5,801)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 28,784 (10,074) (10,074)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 111,254 (109,029) (109,029)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 20,512 (50,460) (50,460)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 54,524 (8,577) (8,577)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,515 (29,167) (29,167)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 40,848 (18,075) (18,075)
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,583 (21,816) (21,816)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 69,663 (32,045) (32,045)
Asbury Automotive
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 17,312 (45,839) (45,839)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 290,412 (8,712) (8,712)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 78,666 (2,360) (2,360)
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 71,912 (20,135) (20,135)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 45,773 (9,612) (9,612)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 51,506 (41,720) (41,720)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 72,507 (142,839) (142,839)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 98,123 (36,306) (36,306)
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 186,320 (50,306) (50,306)

50 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 57,286 (32,653) (32,653)
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,917 (8,165) (8,165)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 3,757 (1,691) (1,691)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 188,318 (16,949) (16,949)
Enovis Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 21,698 (9,764) (9,764)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 41,990 (16,796) (16,796)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,525 (857) (857)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 102,006 (42,843) (42,843)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 47,427 (18,022) (18,022)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 203,512 (47,825) (47,825)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 65,362 (42,485) (42,485)
GRAIL, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 6,974 (9,694) (9,694)
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 216,367 (157,948) (157,948)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 83,479 (98,923) (98,923)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 69,950 (3,498) (3,498)
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,524 (28,903) (28,903)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 44,923 (2,695) (2,695)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 8,077 (3,029) (3,029)
Lazard, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 19,598 (2,548) (2,548)

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Leggett & Platt, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 48,108 (962) (962)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,192 (46,894) (46,894)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 57,312 (268,220) (268,220)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,393 (5,893) (5,893)
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,257 (23,600) (23,600)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 1.33% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 391,156 (94,411) (94,411)
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 100 (767) (767)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 84,734 (13,981) (13,981)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 18,945 (48,878) (48,878)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 49,632 (60,055) (60,055)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 162,429 (207,909) (207,909)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 261,963 (78,589) (78,589)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 32,205 (100,480) (100,480)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 48,265 (18,823) (18,823)
Polaris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 100,220 (44,097) (44,097)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 100,449 (81,364) (81,364)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 123,143 (22,166) (22,166)
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 80,764 (124,377) (124,377)
Talen Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 24,679 (54,047) (54,047)

52 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tapestry, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 68,311 (10,930) (10,930)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 28,721 (14,360) (14,360)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 56,956 (3,417) (3,417)
Ubiquiti, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,574 (205) (205)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 188,659 (124,912) (124,912)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 204,979 (79,942) (79,942)
Virtu Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 58,611 (21,100) (21,100)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 593,026 (213,489) (213,489)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 332,371 (413) (413)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,297 (36,341) (36,341)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 585,417 (275,146) (275,146)
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 4,007 (5,049) (5,049)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 94,485 (10,393) (10,393)
– –
Total unrealized depreciation (3,596,900) (3,596,900)
– –
Net unrealized appreciation 5,928,971 5,928,971
Financing Costs of Swap Contracts (295,397) (295,397)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 5,633,574 5,633,574
OBFR Overnight Bank Funding Rate

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

54 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 947,839,576 $ – $ – $ 947,839,576
Total Return Swaps† – 9,525,871 – 9,525,871
Total Assets $ 947,839,576 $ 9,525,871 $ – $ 957,365,447
Liabilities:
Total Return Swaps† $ – $ (3,892,297) $ – $ (3,892,297)
Total Liabilities $ – $ (3,892,297) $ – $ (3,892,297)
Total $ 947,839,576 $ 5,633,574 $ – $ 953,473,150
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 9,525,871
Total $ 9,525,871

NVIT U.S. 130/30 Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 55
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,892,297)
Total $ (3,892,297)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 92.6%
Shares Value ($)
Aerospace & Defense 1.9%
Axon Enterprise, Inc.* 3,122 1,642,016
Boeing Co. (The)*(a) 32,325 5,513,029
GE Aerospace 46,254 9,257,738
General Dynamics Corp. 10,934 2,980,390
Howmet Aerospace, Inc. 17,456 2,264,567
Huntington Ingalls Industries,
Inc. 1,545 315,242
L3Harris Technologies, Inc. 8,116 1,698,760
Lockheed Martin Corp. 9,030 4,033,791
Northrop Grumman Corp. 5,864 3,002,426
RTX Corp. 57,407 7,604,131
Textron, Inc. 7,705 556,686
TransDigm Group, Inc.(a) 2,417 3,343,412
42,212,188
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 5,204 532,890
Expeditors International of
Washington, Inc.(a) 6,086 731,841
FedEx Corp. 9,549 2,327,855
United Parcel Service, Inc.,
Class B 31,518 3,466,665
7,059,251
Automobile Components 0.0%
†
Aptiv plc*(a) 9,607 571,617
Automobiles 1.6%
Ford Motor Co. 167,619 1,681,218
General Motors Co. 43,301 2,036,446
Tesla, Inc.* 120,598 31,254,178
34,971,842
Banks 3.2%
Bank of America Corp. 285,364 11,908,240
Citigroup, Inc. 80,895 5,742,736
Citizens Financial Group, Inc. 18,332 751,062
Fifth Third Bancorp(a) 29,251 1,146,639
Huntington Bancshares, Inc. 63,953 959,935
JPMorgan Chase & Co. 120,503 29,559,386
KeyCorp 44,099 705,143
M&T Bank Corp. 7,147 1,277,526
PNC Financial Services
Group, Inc. (The) 17,062 2,998,988
Regions Financial Corp. 40,099 871,351
Truist Financial Corp. 56,711 2,333,658
US Bancorp 67,228 2,838,366
Wells Fargo & Co. 141,742 10,175,658
71,268,688
Beverages 1.2%
Brown-Forman Corp., Class
B(a) 7,579 257,231
Coca-Cola Co. (The) 166,861 11,950,585
Constellation Brands, Inc.,
Class A 6,695 1,228,666
Keurig Dr Pepper, Inc. 51,455 1,760,790
Molson Coors Beverage Co.,
Class B 6,915 420,916
Monster Beverage Corp.* 30,172 1,765,666
PepsiCo, Inc. 59,106 8,862,354
26,246,208
Biotechnology 1.8%
AbbVie, Inc. 76,081 15,940,491
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 23,151 7,212,694
Biogen, Inc.* 6,399 875,639
Gilead Sciences, Inc. 53,708 6,017,982
Incyte Corp.* 6,524 395,028
Moderna, Inc.*(a) 14,264 404,384
Regeneron Pharmaceuticals,
Inc. 4,534 2,875,599
Vertex Pharmaceuticals, Inc.* 11,067 5,365,503
39,087,320
Broadline Retail 3.6%
Amazon.com, Inc.* 406,475 77,335,933
eBay, Inc. 20,641 1,398,015
78,733,948
Building Products 0.5%
A O Smith Corp. 4,826 315,427
Allegion plc 3,569 465,612
Builders FirstSource, Inc.* 5,123 640,068
Carrier Global Corp. 34,805 2,206,637
Johnson Controls International
plc 28,451 2,279,209
Lennox International, Inc. 1,411 791,331
Masco Corp. 9,511 661,395
Trane Technologies plc 9,666 3,256,669
10,616,348
Capital Markets 3.0%
Ameriprise Financial, Inc. 4,147 2,007,604
Bank of New York Mellon
Corp. (The)(a) 30,189 2,531,951
Blackrock, Inc. 6,274 5,938,216
Blackstone, Inc. 31,542 4,408,941
Cboe Global Markets, Inc. 4,530 1,025,094
Charles Schwab Corp. (The) 73,442 5,749,040
CME Group, Inc. 15,531 4,120,219
FactSet Research Systems,
Inc.(a) 1,570 713,785
Franklin Resources, Inc.(a) 12,909 248,498
Goldman Sachs Group, Inc.
(The) 13,448 7,346,508
Intercontinental Exchange, Inc. 24,761 4,271,272
Invesco Ltd. 21,075 319,708
KKR & Co., Inc. 29,091 3,363,211
MarketAxess Holdings, Inc. 1,474 318,900
Moody's Corp. 6,671 3,106,618
Morgan Stanley 53,329 6,221,894
MSCI, Inc., Class A 3,347 1,892,728
Nasdaq, Inc. 17,913 1,358,880
Northern Trust Corp. 8,441 832,705
Raymond James Financial,
Inc. 7,943 1,103,362
S&P Global, Inc. 13,576 6,897,966
State Street Corp. 12,536 1,122,348
T. Rowe Price Group, Inc. 9,783 898,764
65,798,212
Chemicals 1.2%
Air Products & Chemicals, Inc. 9,589 2,827,988
Albemarle Corp.(a) 4,758 342,671
CF Industries Holdings, Inc. 7,145 558,382
Corteva, Inc. 29,545 1,859,267
Dow, Inc. 30,312 1,058,495
DuPont de Nemours, Inc. 18,019 1,345,659

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Eastman Chemical Co. 5,247 462,313
Ecolab, Inc. 10,861 2,753,481
International Flavors &
Fragrances, Inc. 11,318 878,390
Linde plc 20,520 9,554,933
LyondellBasell Industries NV,
Class A 11,297 795,309
Mosaic Co. (The) 12,828 346,484
PPG Industries, Inc. 9,687 1,059,273
Sherwin-Williams Co. (The)(a) 9,985 3,486,662
27,329,307
Commercial Services & Supplies 0.6%
Cintas Corp. 14,786 3,038,967
Copart, Inc.* 37,777 2,137,800
Republic Services, Inc., Class
A 8,749 2,118,658
Rollins, Inc. 12,151 656,519
Veralto Corp. 10,744 1,047,003
Waste Management, Inc. 15,740 3,643,967
12,642,914
Communications Equipment 0.8%
Arista Networks, Inc.* 44,518 3,449,255
Cisco Systems, Inc. 171,646 10,592,275
F5, Inc.* 2,567 683,515
Juniper Networks, Inc. 13,615 492,727
Motorola Solutions, Inc.(a) 7,203 3,153,545
18,371,317
Construction & Engineering 0.1%
Quanta Services, Inc. 6,360 1,616,585
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 2,678 1,280,432
Vulcan Materials Co. 5,689 1,327,244
2,607,676
Consumer Finance 0.5%
American Express Co. 23,920 6,435,676
Capital One Financial Corp. 16,426 2,945,182
Discover Financial Services(a) 10,818 1,846,633
Synchrony Financial 16,742 886,321
12,113,812
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 19,129 18,091,826
Dollar General Corp. 9,733 855,823
Dollar Tree, Inc.* 9,134 685,689
Kroger Co. (The) 28,681 1,941,417
Sysco Corp. 21,085 1,582,218
Target Corp. 19,748 2,060,901
Walgreens Boots Alliance, Inc. 28,446 317,742
Walmart, Inc. 186,967 16,413,833
41,949,449
Containers & Packaging 0.2%
Amcor plc(a) 64,280 623,516
Avery Dennison Corp. 3,550 631,794
Ball Corp. 12,450 648,272
International Paper Co. 22,721 1,212,165
Packaging Corp. of America 3,952 782,575
Smurfit WestRock plc(a) 21,341 961,625
4,859,947
Common Stocks
Shares Value ($)
Distributors 0.1%
Genuine Parts Co. 6,235 742,838
LKQ Corp. 11,897 506,098
Pool Corp. 1,688 537,375
1,786,311
Diversified Telecommunication Services 0.8%
AT&T, Inc.(a) 309,378 8,749,210
Verizon Communications, Inc. 181,418 8,229,120
16,978,330
Electric Utilities 1.5%
Alliant Energy Corp. 11,298 727,026
American Electric Power Co.,
Inc.(a) 22,981 2,511,134
Constellation Energy Corp. 13,480 2,717,972
Duke Energy Corp. 33,438 4,078,433
Edison International 17,164 1,011,303
Entergy Corp. 18,509 1,582,334
Evergy, Inc. 10,108 696,947
Eversource Energy 16,025 995,313
Exelon Corp. 43,310 1,995,725
FirstEnergy Corp. 21,471 867,858
NextEra Energy, Inc. 88,621 6,282,343
NRG Energy, Inc. 8,842 844,057
PG&E Corp. 94,542 1,624,232
Pinnacle West Capital Corp. 4,763 453,676
PPL Corp.(a) 31,811 1,148,695
Southern Co. (The) 47,219 4,341,787
Xcel Energy, Inc. 24,741 1,751,415
33,630,250
Electrical Equipment 0.7%
AMETEK, Inc. 9,968 1,715,891
Eaton Corp. plc 17,032 4,629,809
Emerson Electric Co. 24,304 2,664,690
GE Vernova, Inc. 11,889 3,629,474
Generac Holdings, Inc.* 2,432 308,013
Hubbell, Inc., Class B 2,369 783,926
Rockwell Automation, Inc. 4,873 1,259,086
14,990,889
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 52,183 3,422,683
CDW Corp. 5,500 881,430
Corning, Inc. 33,235 1,521,498
Jabil, Inc. 4,903 667,151
Keysight Technologies, Inc.* 7,467 1,118,333
TE Connectivity plc 12,858 1,817,092
Teledyne Technologies, Inc.* 1,932 961,576
Trimble, Inc.* 10,583 694,774
Zebra Technologies Corp.,
Class A* 2,307 651,866
11,736,403
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A(a) 42,664 1,875,083
Halliburton Co. 38,113 966,927
Schlumberger NV 60,365 2,523,257
5,365,267
Entertainment 1.4%
Electronic Arts, Inc. 10,223 1,477,428
Live Nation Entertainment,
Inc.* 6,984 911,971
Netflix, Inc.* 18,436 17,192,123

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 7,073 1,465,879
TKO Group Holdings, Inc.,
Class A 2,700 412,587
Walt Disney Co. (The) 77,910 7,689,717
Warner Bros Discovery, Inc.* 96,447 1,034,876
30,184,581
Financial Services 4.6%
Apollo Global Management,
Inc. 19,263 2,637,875
Berkshire Hathaway, Inc.,
Class B* 78,994 42,070,624
Corpay, Inc.* 3,048 1,062,899
Fidelity National Information
Services, Inc. 22,830 1,704,944
Fiserv, Inc.* 24,517 5,414,089
Global Payments, Inc. 10,761 1,053,717
Jack Henry & Associates, Inc.
(a) 3,091 564,417
Mastercard, Inc., Class A 35,097 19,237,368
PayPal Holdings, Inc.* 42,632 2,781,738
Visa, Inc., Class A(a) 74,270 26,028,664
102,556,335
Food Products 0.6%
Archer-Daniels-Midland Co. 20,609 989,438
Bunge Global SA 6,145 469,601
Campbell's Co. (The)(a) 8,592 342,993
Conagra Brands, Inc. 20,575 548,735
General Mills, Inc.(a) 23,761 1,420,670
Hershey Co. (The)(a) 6,364 1,088,435
Hormel Foods Corp. 12,154 376,045
J M Smucker Co. (The) 4,703 556,882
Kellanova 11,682 963,648
Kraft Heinz Co. (The) 37,588 1,143,803
Lamb Weston Holdings, Inc.(a) 6,090 324,597
McCormick & Co., Inc. (Non-
Voting)(a) 11,226 924,012
Mondelez International, Inc.,
Class A 55,752 3,782,773
Tyson Foods, Inc., Class A 12,567 801,901
13,733,533
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 6,837 1,056,863
Ground Transportation 0.9%
CSX Corp. 83,131 2,446,545
JB Hunt Transport Services,
Inc. 3,485 515,606
Norfolk Southern Corp. 9,758 2,311,182
Old Dominion Freight Line, Inc. 8,096 1,339,483
Uber Technologies, Inc.* 90,026 6,559,294
Union Pacific Corp. 26,044 6,152,635
19,324,745
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 74,747 9,915,190
Align Technology, Inc.* 3,158 501,680
Baxter International, Inc. 22,080 755,798
Becton Dickinson & Co. 12,376 2,834,847
Boston Scientific Corp.* 63,514 6,407,292
Cooper Cos., Inc. (The)* 8,881 749,112
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Dexcom, Inc.* 16,837 1,149,799
Edwards Lifesciences Corp.* 25,422 1,842,587
GE HealthCare Technologies,
Inc. 19,710 1,590,794
Hologic, Inc.* 9,205 568,593
IDEXX Laboratories, Inc.* 3,528 1,481,584
Insulet Corp.*(a) 3,061 803,849
Intuitive Surgical, Inc.* 15,369 7,611,805
Medtronic plc 55,261 4,965,753
ResMed, Inc. 6,327 1,416,299
Solventum Corp.* 5,593 425,292
STERIS plc 4,256 964,622
Stryker Corp. 14,799 5,508,928
Zimmer Biomet Holdings, Inc. 8,575 970,518
50,464,342
Health Care Providers & Services 2.2%
Cardinal Health, Inc.(a) 10,413 1,434,599
Cencora, Inc. 7,440 2,068,990
Centene Corp.* 21,371 1,297,433
Cigna Group (The) 11,799 3,881,871
CVS Health Corp. 54,332 3,680,993
DaVita, Inc.* 1,840 281,465
Elevance Health, Inc. 9,995 4,347,425
HCA Healthcare, Inc.(a) 7,707 2,663,154
Henry Schein, Inc.*(a) 5,302 363,134
Humana, Inc. 5,199 1,375,655
Labcorp Holdings, Inc. 3,629 844,614
McKesson Corp. 5,400 3,634,146
Molina Healthcare, Inc.*(a) 2,469 813,264
Quest Diagnostics, Inc. 4,856 821,635
UnitedHealth Group, Inc. 39,661 20,772,449
Universal Health Services,
Inc., Class B 2,567 482,339
48,763,166
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 6,878 636,284
Healthpeak Properties, Inc. 30,797 622,715
Ventas, Inc. 18,838 1,295,301
Welltower, Inc. 26,254 4,022,375
6,576,675
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc.(a) 29,994 426,215
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 18,655 2,228,526
Booking Holdings, Inc. 1,426 6,569,454
Caesars Entertainment, Inc.* 8,678 216,950
Carnival Corp.* 46,318 904,591
Chipotle Mexican Grill, Inc.,
Class A* 58,409 2,932,716
Darden Restaurants, Inc. 5,102 1,059,992
Domino's Pizza, Inc. 1,427 655,635
DoorDash, Inc., Class A* 14,619 2,671,915
Expedia Group, Inc. 5,350 899,335
Hilton Worldwide Holdings,
Inc.(a) 10,370 2,359,694
Las Vegas Sands Corp. 14,335 553,761
Marriott International, Inc.,
Class A 9,861 2,348,890
McDonald's Corp. 30,882 9,646,610

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International* 10,208 302,565
Norwegian Cruise Line
Holdings Ltd.* 17,555 332,843
Royal Caribbean Cruises Ltd. 10,670 2,192,045
Starbucks Corp.(a) 48,949 4,801,407
Wynn Resorts Ltd.(a) 3,705 309,367
Yum! Brands, Inc.(a) 12,026 1,892,411
42,878,707
Household Durables 0.3%
DR Horton, Inc. 12,366 1,572,090
Garmin Ltd. 6,618 1,436,966
Lennar Corp., Class A 10,059 1,154,572
Mohawk Industries, Inc.* 2,118 241,833
NVR, Inc.* 129 934,526
PulteGroup, Inc. 8,597 883,772
6,223,759
Household Products 1.1%
Church & Dwight Co., Inc. 10,282 1,131,945
Clorox Co. (The)(a) 5,460 803,985
Colgate-Palmolive Co. 34,975 3,277,158
Kimberly-Clark Corp. 14,296 2,033,177
Procter & Gamble Co. (The) 101,053 17,221,452
24,467,717
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 29,726 369,197
Vistra Corp. 14,663 1,722,023
2,091,220
Industrial Conglomerates 0.4%
3M Co. 23,397 3,436,083
Honeywell International, Inc. 28,022 5,933,659
9,369,742
Industrial REITs 0.2%
Prologis, Inc. 39,942 4,465,116
Insurance 2.2%
Aflac, Inc. 21,334 2,372,128
Allstate Corp. (The) 11,421 2,364,947
American International Group,
Inc. 25,574 2,223,404
Aon plc, Class A 9,320 3,719,519
Arch Capital Group Ltd. 16,158 1,554,076
Arthur J Gallagher & Co. 10,961 3,784,176
Assurant, Inc. 2,104 441,314
Brown & Brown, Inc. 10,223 1,271,741
Chubb Ltd. 16,062 4,850,563
Cincinnati Financial Corp. 6,768 999,769
Erie Indemnity Co., Class A(a) 1,031 432,041
Everest Group Ltd. 1,768 642,367
Globe Life, Inc. 3,460 455,751
Hartford Insurance Group, Inc.
(The) 12,394 1,533,510
Loews Corp. 7,312 672,046
Marsh & McLennan Cos., Inc. 21,166 5,165,139
MetLife, Inc. 24,948 2,003,075
Principal Financial Group, Inc. 9,222 778,060
Progressive Corp. (The) 25,245 7,144,587
Prudential Financial, Inc. 15,255 1,703,678
Travelers Cos., Inc. (The)(a) 9,770 2,583,774
W R Berkley Corp. 13,021 926,574
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 4,301 1,453,523
49,075,762
Interactive Media & Services 5.7%
Alphabet, Inc., Class A 251,393 38,875,414
Alphabet, Inc., Class C 203,754 31,832,487
Match Group, Inc. 11,833 369,189
Meta Platforms, Inc., Class A 94,374 54,393,399
125,470,489
IT Services 1.1%
Accenture plc, Class A 26,954 8,410,726
Akamai Technologies, Inc.*(a) 6,789 546,515
Cognizant Technology
Solutions Corp., Class A 21,315 1,630,598
EPAM Systems, Inc.* 2,291 386,812
Gartner, Inc.* 3,310 1,389,339
GoDaddy, Inc., Class A* 6,085 1,096,152
International Business
Machines Corp. 39,848 9,908,604
VeriSign, Inc.* 3,553 902,000
24,270,746
Leisure Products 0.0%
†
Hasbro, Inc.(a) 5,182 318,641
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. 12,296 1,438,386
Bio-Techne Corp. 7,258 425,537
Charles River Laboratories
International, Inc.*(a) 2,094 315,189
Danaher Corp. 27,584 5,654,720
IQVIA Holdings, Inc.* 7,211 1,271,299
Mettler-Toledo International,
Inc.* 907 1,071,085
Revvity, Inc.(a) 4,954 524,133
Thermo Fisher Scientific, Inc. 16,486 8,203,434
Waters Corp.* 2,633 970,445
West Pharmaceutical
Services, Inc.(a) 2,972 665,371
20,539,599
Machinery 1.5%
Caterpillar, Inc. 20,597 6,792,891
Cummins, Inc. 5,925 1,857,132
Deere & Co. 10,915 5,122,955
Dover Corp. 5,913 1,038,796
Fortive Corp. 14,701 1,075,819
IDEX Corp. 3,086 558,473
Illinois Tool Works, Inc. 11,510 2,854,595
Ingersoll Rand, Inc. 17,359 1,389,241
Nordson Corp. 2,463 496,836
Otis Worldwide Corp. 17,088 1,763,482
PACCAR, Inc. 22,604 2,200,952
Parker-Hannifin Corp. 5,551 3,374,175
Pentair plc 7,378 645,428
Snap-on, Inc.(a) 2,309 778,156
Stanley Black & Decker, Inc. 6,782 521,400
Westinghouse Air Brake
Technologies Corp. 7,365 1,335,643
Xylem, Inc.(a) 10,472 1,250,985
33,056,959

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Media 0.5%
Charter Communications, Inc.,
Class A*(a) 4,159 1,532,716
Comcast Corp., Class A 162,547 5,997,984
Fox Corp., Class A 8,860 501,476
Fox Corp., Class B 5,758 303,504
Interpublic Group of Cos., Inc.
(The) 14,933 405,580
News Corp., Class A 17,146 466,714
News Corp., Class B(a) 4,547 138,093
Omnicom Group, Inc. 8,645 716,757
Paramount Global, Class B 25,553 305,614
10,368,438
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 61,939 2,345,011
Newmont Corp. 49,044 2,367,844
Nucor Corp.(a) 10,139 1,220,127
Steel Dynamics, Inc. 5,861 733,094
6,666,076
Multi-Utilities 0.6%
Ameren Corp. 11,668 1,171,467
CenterPoint Energy, Inc.(a) 28,442 1,030,454
CMS Energy Corp. 12,873 966,891
Consolidated Edison, Inc. 14,929 1,650,998
Dominion Energy, Inc. 36,201 2,029,790
DTE Energy Co. 8,995 1,243,739
NiSource, Inc. 20,725 830,865
Public Service Enterprise
Group, Inc. 21,473 1,767,228
Sempra 27,306 1,948,556
WEC Energy Group, Inc. 13,684 1,491,282
14,131,270
Office REITs 0.0%
†
BXP, Inc. 6,304 423,566
Oil, Gas & Consumable Fuels 3.1%
APA Corp.(a) 15,636 328,669
Chevron Corp. 72,025 12,049,062
ConocoPhillips 54,987 5,774,735
Coterra Energy, Inc. 32,365 935,348
Devon Energy Corp. 28,283 1,057,784
Diamondback Energy, Inc. 8,053 1,287,514
EOG Resources, Inc. 24,236 3,108,025
EQT Corp. 25,931 1,385,493
Expand Energy Corp. 9,060 1,008,559
Exxon Mobil Corp. 187,592 22,310,316
Hess Corp. 11,909 1,902,225
Kinder Morgan, Inc. 83,307 2,376,749
Marathon Petroleum Corp. 13,617 1,983,861
Occidental Petroleum Corp.(a) 29,116 1,437,166
ONEOK, Inc. 26,739 2,653,044
Phillips 66 17,797 2,197,573
Targa Resources Corp. 9,398 1,884,017
Texas Pacific Land Corp.(a) 784 1,038,792
Valero Energy Corp.(a) 13,642 1,801,699
Williams Cos., Inc. (The) 52,542 3,139,910
69,660,541
Passenger Airlines 0.1%
Delta Air Lines, Inc. 27,639 1,205,060
Southwest Airlines Co.(a) 26,034 874,222
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 14,167 978,231
3,057,513
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 9,638 636,108
Kenvue, Inc. 82,618 1,981,180
2,617,288
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.(a) 87,452 5,333,698
Eli Lilly & Co. 33,957 28,045,426
Johnson & Johnson 103,757 17,207,061
Merck & Co., Inc. 109,019 9,785,545
Pfizer, Inc. 244,220 6,188,535
Viatris, Inc. 51,158 445,586
Zoetis, Inc., Class A 19,299 3,177,580
70,183,431
Professional Services 0.6%
Automatic Data Processing,
Inc. 17,534 5,357,163
Broadridge Financial
Solutions, Inc. 5,087 1,233,394
Dayforce, Inc.*(a) 6,651 387,953
Equifax, Inc. 5,344 1,301,584
Jacobs Solutions, Inc. 5,061 611,824
Leidos Holdings, Inc. 5,483 739,876
Paychex, Inc.(a) 13,810 2,130,607
Paycom Software, Inc.(a) 1,935 422,759
Verisk Analytics, Inc., Class
A(a) 6,084 1,810,720
13,995,880
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 12,743 1,666,529
CoStar Group, Inc.* 18,156 1,438,500
3,105,029
Residential REITs 0.3%
AvalonBay Communities, Inc. 6,119 1,313,260
Camden Property Trust 4,541 555,364
Equity Residential 14,948 1,069,978
Essex Property Trust, Inc.(a) 2,769 848,892
Invitation Homes, Inc. 24,911 868,149
Mid-America Apartment
Communities, Inc.(a) 5,123 858,512
UDR, Inc. 12,968 585,765
6,099,920
Retail REITs 0.3%
Federal Realty Investment
Trust 3,176 310,676
Kimco Realty Corp.(a) 28,138 597,651
Realty Income Corp. 37,705 2,187,267
Regency Centers Corp.(a) 6,976 514,550
Simon Property Group, Inc. 13,221 2,195,744
5,805,888
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.* 69,837 7,175,053
Analog Devices, Inc. 21,380 4,311,705
Applied Materials, Inc. 35,025 5,082,828
Broadcom, Inc. 202,008 33,822,200
Enphase Energy, Inc.* 5,492 340,779
First Solar, Inc.*(a) 4,420 558,821

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 186,605 4,237,800
KLA Corp. 5,728 3,893,894
Lam Research Corp. 55,323 4,021,982
Microchip Technology, Inc.(a) 23,179 1,122,095
Micron Technology, Inc.(a) 48,015 4,172,023
Monolithic Power Systems,
Inc. 2,061 1,195,339
NVIDIA Corp. 1,055,430 114,387,503
NXP Semiconductors NV 10,953 2,081,727
ON Semiconductor Corp.* 18,329 745,807
QUALCOMM, Inc. 47,664 7,321,667
Skyworks Solutions, Inc. 7,224 466,887
Teradyne, Inc. 6,752 557,715
Texas Instruments, Inc. 39,233 7,050,170
202,545,995
Software 9.1%
Adobe, Inc.* 18,761 7,195,406
ANSYS, Inc.* 3,824 1,210,525
Autodesk, Inc.* 9,263 2,425,053
Cadence Design Systems,
Inc.* 11,821 3,006,435
Crowdstrike Holdings, Inc.,
Class A* 10,615 3,742,637
Fair Isaac Corp.* 1,052 1,940,056
Fortinet, Inc.* 27,411 2,638,583
Gen Digital, Inc.(a) 22,275 591,179
Intuit, Inc. 12,064 7,407,175
Microsoft Corp. 320,376 120,265,947
Oracle Corp. 69,911 9,774,257
Palantir Technologies, Inc.,
Class A* 88,343 7,456,149
Palo Alto Networks, Inc.*(a) 28,532 4,868,700
PTC, Inc.* 5,007 775,835
Roper Technologies, Inc. 4,622 2,725,039
Salesforce, Inc. 41,241 11,067,435
ServiceNow, Inc.* 8,878 7,068,131
Synopsys, Inc.* 6,662 2,856,999
Tyler Technologies, Inc.* 1,844 1,072,083
Workday, Inc., Class A* 9,222 2,153,614
200,241,238
Specialized REITs 0.9%
American Tower Corp. 20,138 4,382,029
Crown Castle, Inc. 18,729 1,952,124
Digital Realty Trust, Inc. 13,637 1,954,046
Equinix, Inc. 4,193 3,418,762
Extra Space Storage, Inc. 9,133 1,356,159
Iron Mountain, Inc. 12,191 1,048,913
Public Storage 6,793 2,033,077
SBA Communications Corp.,
Class A 4,655 1,024,146
VICI Properties, Inc., Class A 45,443 1,482,351
Weyerhaeuser Co. 31,756 929,816
19,581,423
Specialty Retail 1.8%
AutoZone, Inc.* 723 2,756,640
Best Buy Co., Inc. 8,625 634,886
CarMax, Inc.* 6,275 488,948
Home Depot, Inc. (The) 42,811 15,689,804
Lowe's Cos., Inc. 24,336 5,675,885
O'Reilly Automotive, Inc.* 2,478 3,549,933
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 14,220 1,817,174
TJX Cos., Inc. (The) 48,450 5,901,210
Tractor Supply Co.(a) 23,010 1,267,851
Ulta Beauty, Inc.* 2,040 747,742
Williams-Sonoma, Inc. 5,343 844,728
39,374,801
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 647,395 143,805,851
Dell Technologies, Inc., Class
C 13,443 1,225,330
Hewlett Packard Enterprise
Co.(a) 57,217 882,858
HP, Inc.(a) 40,415 1,119,091
NetApp, Inc. 8,862 778,438
Seagate Technology Holdings
plc 9,209 782,305
Super Micro Computer, Inc.*(a) 22,020 753,965
Western Digital Corp.* 15,584 630,061
149,977,899
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 6,678 746,667
Lululemon Athletica, Inc.* 4,829 1,366,897
NIKE, Inc., Class B 50,907 3,231,576
Ralph Lauren Corp., Class A 1,620 357,599
Tapestry, Inc. 8,606 605,949
6,308,688
Tobacco 0.7%
Altria Group, Inc.(a) 73,044 4,384,101
Philip Morris International, Inc. 67,007 10,636,021
15,020,122
Trading Companies & Distributors 0.3%
Fastenal Co. 24,711 1,916,338
United Rentals, Inc.(a) 2,814 1,763,534
WW Grainger, Inc. 1,910 1,886,755
5,566,627
Water Utilities 0.1%
American Water Works Co.,
Inc.(a) 8,064 1,189,601
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 20,669 5,512,629
Total Common Stocks
(cost $1,041,800,874) 2,049,292,854
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
4/30/2025 at USD 6,300.00,
European Style
Notional Amount: USD
236,871,175
Exchange Traded
*
838 14,665

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
5/16/2025 at USD 6,000.00,
European Style
Notional Amount: USD
237,153,838
Exchange Traded
*
839 681,687
S&P 500 E-Mini Index
6/20/2025 at USD 5,850.00,
American Style
Notional Amount: USD
237,153,838
Exchange Traded 839 3,544,775
Total Purchased Options
(cost $10,462,047) 4,241,127
Short-Term Investment 2.5%
Shares
U.S. Treasury Obligation 2.5%
U.S. Treasury Bills, 4.25%,
8/7/2025(a) 56,000,000 55,171,574
Total Short-Term Investment
(cost $55,171,499) 55,171,574
Repurchase Agreements 4.0%
Principal
Amount ($)
Bank of America NA,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,606,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $5,100,000.
(b) 5,000,000 5,000,000
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $57,006,935,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$58,140,001.(b) 57,000,000 57,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,110,691,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$1,132,767.(b) 1,110,556 1,110,556
MetLife, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $20,002,422,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $20,410,635.(b) 20,000,000 20,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $88,110,556) 88,110,556
Total Investments
(cost $1,195,544,976) — 99.3% 2,196,816,111
Other assets in excess of liabilities — 0.7% 14,772,226
NET ASSETS — 100.0%
$ 2,211,588,337
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $119,342,304, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $88,110,556 and by $32,734,535 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$120,845,091.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $88,110,556.

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
REIT Real Estate Investment Trust Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,923 6/2025 USD 225,531,844 3,936,425
Total long contracts 3,936,425
Short Contracts
S&P 500 E-Mini Index (39) 6/2025 USD (11,023,838) 209,928
Total short contracts 209,928
Net contracts 4,146,353
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,049,292,854 $ – $ – $ 2,049,292,854
Futures Contracts 4,146,353 – – 4,146,353
Purchased Option 4,241,127 – – 4,241,127
Repurchase Agreements – 88,110,556 – 88,110,556
Short-Term Investment – 55,171,574 – 55,171,574
Total $ 2,057,680,334 $ 143,282,130 $ – $ 2,200,962,464

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 4,241,127
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 209,928
Interest rate risk Unrealized appreciation from futures contracts 3,936,425
Total $ 8,387,480
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89.0%
Shares Value ($)
Aerospace & Defense 3.3%
Howmet Aerospace, Inc. 38,764 5,028,854
L3Harris Technologies, Inc. 60,105 12,580,577
17,609,431
Automobiles 0.5%
General Motors Co. 52,963 2,490,850
Banks 9.1%
Bank of America Corp. 376,914 15,728,621
First Horizon Corp. 365,119 7,090,611
JPMorgan Chase & Co. 75,578 18,539,283
PNC Financial Services
Group, Inc. (The) 26,942 4,735,595
US Bancorp 51,443 2,171,924
48,266,034
Biotechnology 1.1%
Gilead Sciences, Inc. 53,759 6,023,696
Building Products 0.9%
Johnson Controls International
plc 58,084 4,653,109
Capital Markets 3.4%
CME Group, Inc. 21,089 5,594,701
Goldman Sachs Group, Inc.
(The) 10,466 5,717,471
Intercontinental Exchange, Inc. 39,921 6,886,372
18,198,544
Communications Equipment 3.2%
Cisco Systems, Inc. 275,954 17,029,121
Construction Materials 1.4%
CRH plc 85,802 7,548,002
Consumer Finance 1.4%
Capital One Financial Corp. 41,447 7,431,447
Containers & Packaging 2.6%
Crown Holdings, Inc. 54,670 4,879,844
International Paper Co. 170,251 9,082,891
13,962,735
Diversified Telecommunication Services 3.4%
AT&T, Inc. 634,413 17,941,200
Electric Utilities 0.4%
Constellation Energy Corp. 9,947 2,005,614
Electrical Equipment 3.0%
AMETEK, Inc. 30,166 5,192,775
GE Vernova, Inc. 7,434 2,269,452
Hubbell, Inc., Class B 26,112 8,640,722
16,102,949
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity plc 16,572 2,341,955
Entertainment 1.2%
Walt Disney Co. (The) 64,161 6,332,691
Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 39,160 20,855,833
Voya Financial, Inc. 51,193 3,468,837
24,324,670
Ground Transportation 1.5%
CSX Corp. 272,895 8,031,300
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 4.9%
Alcon AG CHF 75,869 7,202,244
Baxter International, Inc. 168,200 5,757,486
Medtronic plc 148,542 13,347,984
26,307,714
Health Care Providers & Services 3.8%
Labcorp Holdings, Inc. 22,797 5,305,774
UnitedHealth Group, Inc. 27,980 14,654,525
19,960,299
Hotels, Restaurants & Leisure 3.3%
International Game
Technology plc 144,044 2,342,155
Las Vegas Sands Corp. 211,560 8,172,563
Royal Caribbean Cruises Ltd.
(a) 34,233 7,032,828
17,547,546
Industrial Conglomerates 0.7%
3M Co. 24,212 3,555,774
Insurance 8.3%
American International Group,
Inc. 113,146 9,836,913
Aon plc, Class A 27,835 11,108,670
Assurant, Inc. 66,680 13,986,130
MetLife, Inc. 71,783 5,763,457
RenaissanceRe Holdings Ltd.
(a) 15,345 3,682,800
44,377,970
IT Services 0.9%
International Business
Machines Corp. 19,813 4,926,701
Life Sciences Tools & Services 1.7%
Danaher Corp. 44,353 9,092,365
Media 0.8%
Omnicom Group, Inc. 50,758 4,208,346
Metals & Mining 2.7%
Freeport-McMoRan, Inc. 151,021 5,717,655
Newmont Corp. 174,470 8,423,412
14,141,067
Multi-Utilities 1.3%
Dominion Energy, Inc. 122,739 6,881,976
Oil, Gas & Consumable Fuels 7.8%
ConocoPhillips 36,676 3,851,713
Diamondback Energy, Inc. 24,191 3,867,657
EQT Corp. 118,109 6,310,564
Exxon Mobil Corp. 92,034 10,945,604
Hess Corp. 24,458 3,906,676
Marathon Petroleum Corp.(a) 38,524 5,612,562
Phillips 66 56,742 7,006,502
41,501,278
Passenger Airlines 0.6%
Delta Air Lines, Inc. 78,584 3,426,262
Personal Care Products 0.9%
Kenvue, Inc. 202,917 4,865,950
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co. 181,747 11,084,749
Johnson & Johnson 76,006 12,604,835

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Pharmaceuticals
Sanofi SA, ADR 46,197 2,562,086
26,251,670
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. 23,638 3,430,347
Software 1.5%
Dolby Laboratories, Inc., Class
A 102,220 8,209,288
Specialized REITs 0.7%
Weyerhaeuser Co. 121,804 3,566,421
Specialty Retail 0.4%
Best Buy Co., Inc. 28,626 2,107,160
Tobacco 1.3%
Philip Morris International, Inc. 44,780 7,107,929
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc. 16,756 2,684,814
Total Common Stocks
(cost $375,530,449) 474,444,225
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
4/30/2025 at USD 6,300.00,
European Style
Notional Amount: USD
55,119,188
Exchange Traded
*
195 3,412
S&P 500 E-Mini Index
5/16/2025 at USD 6,000.00,
European Style
Notional Amount: USD
55,119,188
Exchange Traded
*
195 158,438
S&P 500 E-Mini Index
6/20/2025 at USD 5,850.00,
American Style
Notional Amount: USD
55,119,188
Exchange Traded 195 823,875
Total Purchased Options
(cost $2,432,293) 985,725
Short-Term Investment 4.1%
Shares Value ($)
U.S. Treasury Obligation 4.1%
U.S. Treasury Bills, 4.25%,
8/7/2025 22,000,000 21,674,547
Total Short-Term Investment
(cost $21,674,599) 21,674,547
Total Investments
(cost $399,637,341) — 93.3% 497,104,497
Other assets in excess of liabilities — 6.7% 35,722,603
NET ASSETS — 100.0%
$ 532,827,100
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $8,696,826, which was collateralized
by $8,973,105 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 4/15/2025 - 8/15/2054.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 655 6/2025 USD 61,052,550 76,393
U.S. Treasury Long Bond 438 6/2025 USD 51,369,188 896,596
Total long contracts 972,989
Short Contracts
S&P 500 E-Mini Index (187) 6/2025 USD (52,857,888) 289,401
Total short contracts 289,401
Net contracts 1,262,390
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 474,444,225 $ – $ – $ 474,444,225
Futures Contracts 1,262,390 – – 1,262,390
Purchased Option 985,725 – – 985,725
Short-Term Investment – 21,674,547 – 21,674,547
Total $ 476,692,340 $ 21,674,547 $ – $ 498,366,887

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 985,725
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 365,794
Interest rate risk Unrealized appreciation from futures contracts 896,596
Total $ 2,248,115
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 95.1%
Shares Value ($)
Broadline Retail 2.1%
Amazon.com, Inc.* 1,100 209,286
Communications Equipment 5.4%
Arista Networks, Inc.* 2,515 194,862
Cisco Systems, Inc. 5,311 327,742
522,604
Electronic Equipment, Instruments & Components 1.2%
Coherent Corp.* 1,846 119,879
Entertainment 2.4%
Spotify Technology SA* 98 53,903
Take-Two Interactive Software,
Inc.* 854 176,992
230,895
Financial Services 1.4%
Toast, Inc., Class A* 3,989 132,315
Hotels, Restaurants & Leisure 1.2%
DoorDash, Inc., Class A* 624 114,049
Interactive Media & Services 15.5%
Alphabet, Inc., Class A 3,309 511,704
Meta Platforms, Inc., Class A 1,421 819,007
Pinterest, Inc., Class A* 1,655 51,305
ZoomInfo Technologies, Inc.,
Class A* 12,117 121,170
1,503,186
IT Services 8.4%
International Business
Machines Corp. 1,451 360,805
MongoDB, Inc., Class A* 787 138,040
Shopify, Inc., Class A* 1,787 170,623
Snowflake, Inc., Class A* 1,032 150,837
820,305
Semiconductors & Semiconductor Equipment 23.1%
ASML Holding NV
(Registered), ADR-NL 230 152,405
Astera Labs, Inc.* 1,556 92,847
Broadcom, Inc. 2,909 487,054
Marvell Technology, Inc. 2,365 145,613
Microchip Technology, Inc. 3,607 174,615
Micron Technology, Inc. 2,379 206,711
NVIDIA Corp. 7,988 865,739
ON Semiconductor Corp.* 3,042 123,779
2,248,763
Software 27.4%
Adobe, Inc.* 623 238,939
AppLovin Corp., Class A* 623 165,076
Cadence Design Systems,
Inc.* 742 188,713
Crowdstrike Holdings, Inc.,
Class A* 469 165,360
Dynatrace, Inc.* 2,827 133,293
Guidewire Software, Inc.* 808 151,387
Klaviyo, Inc., Class A* 1,500 45,390
Microsoft Corp. 2,448 918,955
Monday.com Ltd.* 339 82,431
Oracle Corp. 914 127,786
Palantir Technologies, Inc.,
Class A* 1,072 90,477
Common Stocks
Shares Value ($)
Software
Salesforce, Inc. 1,336 358,529
2,666,336
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 2,442 542,441
Seagate Technology Holdings
plc 1,667 141,612
684,053
Total Investments
(cost $7,424,960) — 95.1% 9,251,671
Other assets in excess of liabilities — 4.9% 472,028
NET ASSETS — 100.0%
$ 9,723,699
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands

NVIT J.P. Morgan Digital Evolution Strategy Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,251,671 $ – $ – $ 9,251,671
Total $ 9,251,671 $ – $ – $ 9,251,671
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 95.9%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)* 541 92,268
Beverages 2.7%
Celsius Holdings, Inc.* 3,810 135,712
PepsiCo, Inc. 396 59,376
195,088
Broadline Retail 6.8%
Amazon.com, Inc.* 2,330 443,306
Global-e Online Ltd.* 1,568 55,899
499,205
Building Products 1.3%
Trane Technologies plc 287 96,696
Capital Markets 3.3%
Charles Schwab Corp. (The) 2,652 207,599
Coinbase Global, Inc., Class
A* 215 37,029
244,628
Chemicals 2.7%
Sherwin-Williams Co. (The) 573 200,086
Communications Equipment 1.3%
Arista Networks, Inc.* 1,219 94,448
Construction & Engineering 0.9%
Quanta Services, Inc. 251 63,799
Consumer Finance 0.5%
American Express Co. 143 38,474
Electric Utilities 2.0%
NextEra Energy, Inc. 2,079 147,380
Electrical Equipment 2.5%
Eaton Corp. plc 430 116,887
GE Vernova, Inc. 215 65,635
182,522
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A 1,398 91,695
Energy Equipment & Services 1.6%
Schlumberger NV 2,724 113,863
Entertainment 1.4%
Netflix, Inc.* 108 100,713
Financial Services 8.3%
Corpay, Inc.* 502 175,057
Fiserv, Inc.* 1,111 245,342
Mastercard, Inc., Class A 215 117,846
Toast, Inc., Class A* 2,186 72,510
610,755
Ground Transportation 1.9%
Old Dominion Freight Line, Inc. 215 35,572
Uber Technologies, Inc.* 1,400 102,004
137,576
Health Care Equipment & Supplies 3.2%
Boston Scientific Corp.* 1,113 112,279
Stryker Corp. 323 120,237
232,516
Health Care Providers & Services 4.2%
Humana, Inc. 323 85,466
UnitedHealth Group, Inc. 430 225,212
310,678
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3.1%
Carnival Corp.* 4,150 81,049
Cava Group, Inc.* 573 49,513
Domino's Pizza, Inc. 215 98,782
229,344
Insurance 1.4%
Kinsale Capital Group, Inc. 215 104,643
Interactive Media & Services 4.2%
Alphabet, Inc., Class A 757 117,063
Meta Platforms, Inc., Class A 215 123,917
Reddit, Inc., Class A* 611 64,094
305,074
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc. 143 71,157
Machinery 0.9%
Deere & Co. 143 67,117
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. 1,505 91,790
Eli Lilly & Co. 72 59,466
151,256
Professional Services 1.4%
Automatic Data Processing,
Inc. 323 98,686
Real Estate Management & Development 1.8%
Zillow Group, Inc., Class C* 1,935 132,664
Semiconductors & Semiconductor Equipment 11.5%
Broadcom, Inc. 1,147 192,042
NVIDIA Corp. 4,068 440,890
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 502 83,332
Texas Instruments, Inc. 717 128,845
845,109
Software 11.3%
Autodesk, Inc.* 466 121,999
Braze, Inc., Class A* 1,684 60,759
Datadog, Inc., Class A* 788 78,178
Microsoft Corp. 1,147 430,572
Salesforce, Inc. 504 135,253
826,761
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. 1,613 358,296
Western Digital Corp.* 1,362 55,065
413,361
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B 1,075 68,241
Tobacco 3.5%
Philip Morris International, Inc. 1,613 256,032
Total Investments
(cost $5,988,586) — 95.9% 7,021,835
Other assets in excess of liabilities — 4.1% 298,102
NET ASSETS — 100.0%
$ 7,319,937

NVIT J.P. Morgan Innovators Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security. ADR American Depositary Receipt
TW Taiwan

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 7,021,835 $ – $ – $ 7,021,835
Total $ 7,021,835 $ – $ – $ 7,021,835
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks 96.1%
Shares Value ($)
Aerospace & Defense 1.0%
TransDigm Group, Inc. 142 196,427
Automobiles 2.6%
Tesla, Inc.* 2,099 543,977
Beverages 1.9%
Coca-Cola Co. (The) 5,117 366,480
Monster Beverage Corp.* 491 28,733
395,213
Biotechnology 0.8%
AbbVie, Inc. 253 53,009
Gilead Sciences, Inc. 584 65,437
Natera, Inc.* 401 56,705
175,151
Broadline Retail 8.0%
Alibaba Group Holding Ltd.,
ADR-CN 1,605 212,229
Amazon.com, Inc.* 6,724 1,279,308
MercadoLibre, Inc.* 85 165,824
1,657,361
Building Products 0.4%
Trane Technologies plc 273 91,979
Capital Markets 2.9%
Blackstone, Inc. 1,070 149,565
Goldman Sachs Group, Inc.
(The) 376 205,405
Intercontinental Exchange, Inc. 377 65,032
KKR & Co., Inc. 1,503 173,762
593,764
Communications Equipment 0.6%
Arista Networks, Inc.* 1,642 127,222
Construction & Engineering 0.4%
Quanta Services, Inc. 319 81,083
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc. 4,304 377,848
Electrical Equipment 0.4%
Eaton Corp. plc 215 58,444
Vertiv Holdings Co., Class A 330 23,826
82,270
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A 1,327 87,038
Entertainment 4.6%
Netflix, Inc.* 746 695,667
Spotify Technology SA* 459 252,464
948,131
Financial Services 9.1%
Berkshire Hathaway, Inc.,
Class B* 595 316,885
Block, Inc., Class A* 114 6,194
Fiserv, Inc.* 1,083 239,159
Mastercard, Inc., Class A 1,271 696,660
PayPal Holdings, Inc.* 73 4,763
Visa, Inc., Class A 1,758 616,109
1,879,770
Ground Transportation 1.4%
Uber Technologies, Inc.* 815 59,381
Common Stocks
Shares Value ($)
Ground Transportation
Union Pacific Corp. 974 230,098
289,479
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 2,225 295,146
Edwards Lifesciences Corp.* 712 51,606
Intuitive Surgical, Inc.* 487 241,197
587,949
Health Care Providers & Services 1.0%
McKesson Corp. 306 205,935
Hotels, Restaurants & Leisure 4.5%
Airbnb, Inc., Class A* 81 9,676
Booking Holdings, Inc. 37 170,456
Chipotle Mexican Grill, Inc.,
Class A* 602 30,227
DoorDash, Inc., Class A* 1,488 271,962
McDonald's Corp. 833 260,204
Starbucks Corp. 1,979 194,120
936,645
Household Durables 1.0%
DR Horton, Inc. 1,618 205,696
Industrial Conglomerates 1.4%
3M Co. 2,033 298,566
Interactive Media & Services 10.7%
Alphabet, Inc., Class C 6,057 946,285
Meta Platforms, Inc., Class A 2,217 1,277,790
2,224,075
IT Services 3.4%
International Business
Machines Corp. 1,615 401,586
MongoDB, Inc., Class A* 101 17,715
Shopify, Inc., Class A* 1,845 176,161
Snowflake, Inc., Class A* 301 43,994
Twilio, Inc., Class A* 678 66,383
705,839
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. 62 30,851
Media 0.2%
Trade Desk, Inc. (The), Class
A* 739 40,438
Metals & Mining 0.1%
Freeport-McMoRan, Inc. 378 14,311
Oil, Gas & Consumable Fuels 0.5%
Cheniere Energy, Inc. 169 39,106
ConocoPhillips 687 72,149
111,255
Pharmaceuticals 3.3%
Eli Lilly & Co. 473 390,656
Johnson & Johnson 1,793 297,351
688,007
Semiconductors & Semiconductor Equipment 9.4%
ASML Holding NV
(Registered), ADR-NL 16 10,602
Broadcom, Inc. 2,490 416,901
Lam Research Corp. 1,056 76,771
NVIDIA Corp. 12,413 1,345,321

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 629 104,414
1,954,009
Software 13.3%
Adobe, Inc.* 15 5,753
AppLovin Corp., Class A* 383 101,484
Fair Isaac Corp.* 50 92,208
HubSpot, Inc.* 170 97,119
Intuit, Inc. 289 177,443
Microsoft Corp. 3,670 1,377,681
Oracle Corp. 1,053 147,220
Palo Alto Networks, Inc.* 622 106,138
Salesforce, Inc. 905 242,866
ServiceNow, Inc.* 455 362,244
Synopsys, Inc.* 119 51,033
2,761,189
Specialty Retail 1.3%
AutoZone, Inc.* 55 209,703
Home Depot, Inc. (The) 167 61,204
270,907
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. 4,877 1,083,328
Tobacco 1.1%
Philip Morris International, Inc. 1,463 232,222
Trading Companies & Distributors 0.4%
WW Grainger, Inc. 82 81,002
Total Investments
(cost $16,151,780) — 96.1% 19,958,937
Other assets in excess of liabilities — 3.9% 818,815
NET ASSETS — 100.0%
$ 20,777,752
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
TW Taiwan

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 19,958,937 $ – $ – $ 19,958,937
Total $ 19,958,937 $ – $ – $ 19,958,937
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 3.3%
Howmet Aerospace, Inc. 115,443 14,976,420
Northrop Grumman Corp. 38,443 19,683,201
34,659,621
Automobiles 1.2%
Tesla, Inc.* 46,931 12,162,638
Banks 3.9%
US Bancorp 163,692 6,911,076
Wells Fargo & Co. 477,073 34,249,071
41,160,147
Biotechnology 4.4%
AbbVie, Inc. 105,351 22,073,142
Regeneron Pharmaceuticals,
Inc. 21,745 13,791,331
Vertex Pharmaceuticals, Inc.* 21,516 10,431,387
46,295,860
Broadline Retail 4.4%
Amazon.com, Inc.* 243,907 46,405,746
Building Products 2.1%
Carrier Global Corp. 148,499 9,414,836
Trane Technologies plc 37,003 12,467,051
21,881,887
Capital Markets 3.0%
Ameriprise Financial, Inc. 40,041 19,384,249
Morgan Stanley 103,338 12,056,444
31,440,693
Construction Materials 1.9%
Vulcan Materials Co. 84,073 19,614,231
Consumer Finance 2.3%
American Express Co. 91,001 24,483,819
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc. 209,348 18,378,661
Electric Utilities 4.6%
Entergy Corp. 82,285 7,034,545
NextEra Energy, Inc. 163,036 11,557,622
PG&E Corp. 839,819 14,428,090
Southern Co. (The) 159,451 14,661,519
47,681,776
Electrical Equipment 2.1%
Eaton Corp. plc 80,123 21,779,835
Energy Equipment & Services 2.9%
Baker Hughes Co., Class A 688,917 30,277,902
Financial Services 2.9%
Mastercard, Inc., Class A 54,869 30,074,796
Food Products 1.2%
Mondelez International, Inc.,
Class A 177,973 12,075,468
Ground Transportation 1.1%
CSX Corp. 386,201 11,365,895
Health Care Equipment & Supplies 4.1%
Edwards Lifesciences Corp.* 124,134 8,997,232
Medtronic plc 154,881 13,917,607
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 53,648 19,970,468
42,885,307
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc. 54,907 28,757,541
Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill, Inc.,
Class A* 243,666 12,234,470
Marriott International, Inc.,
Class A 46,882 11,167,292
McDonald's Corp. 72,891 22,768,962
46,170,724
Industrial REITs 0.7%
Prologis, Inc. 66,621 7,447,562
Insurance 3.4%
Arthur J Gallagher & Co. 73,676 25,435,902
Travelers Cos., Inc. (The) 39,573 10,465,476
35,901,378
Interactive Media & Services 6.4%
Alphabet, Inc., Class A 159,016 24,590,234
Meta Platforms, Inc., Class A 73,662 42,455,831
67,046,065
Machinery 1.6%
Deere & Co. 34,743 16,306,627
Oil, Gas & Consumable Fuels 2.4%
Exxon Mobil Corp. 208,477 24,794,170
Pharmaceuticals 0.8%
Eli Lilly & Co. 9,963 8,228,541
Semiconductors & Semiconductor Equipment 10.4%
ASML Holding NV
(Registered), ADR-NL 4,464 2,957,980
Broadcom, Inc. 152,304 25,500,259
Micron Technology, Inc. 63,906 5,552,792
NVIDIA Corp. 503,593 54,579,410
NXP Semiconductors NV 104,170 19,798,550
108,388,991
Software 10.3%
Intuit, Inc. 22,086 13,560,583
Microsoft Corp. 214,460 80,506,139
Oracle Corp. 95,234 13,314,666
107,381,388
Specialty Retail 2.2%
Lowe's Cos., Inc. 100,453 23,428,653
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 345,312 76,704,155
Total Investments
(cost $1,031,357,020) — 99.8% 1,043,180,077
Other assets in excess of liabilities — 0.2% 2,068,452
NET ASSETS — 100.0%
$ 1,045,248,529

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2025, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,043,180,077 $ – $ – $ 1,043,180,077
Total $ 1,043,180,077 $ – $ – $ 1,043,180,077
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 97.9%
Shares Value ($)
Automobiles 1.3%
Tesla, Inc.* 791 204,996
Banks 1.8%
NU Holdings Ltd., Class A* 27,407 280,648
Broadline Retail 8.8%
Alibaba Group Holding Ltd.,
ADR-CN 4,282 566,209
Amazon.com, Inc.* 2,681 510,087
MercadoLibre, Inc.* 156 304,336
1,380,632
Capital Markets 2.1%
Robinhood Markets, Inc.,
Class A* 7,907 329,089
Communications Equipment 2.2%
Arista Networks, Inc.* 2,671 206,949
Ciena Corp.* 2,205 133,248
340,197
Electrical Equipment 0.9%
Vicor Corp.* 3,022 141,369
Entertainment 13.0%
Netflix, Inc.* 778 725,508
Sea Ltd., ADR-SG* 2,670 348,408
Spotify Technology SA* 555 305,267
Take-Two Interactive Software,
Inc.* 3,147 652,216
2,031,399
Ground Transportation 1.7%
Uber Technologies, Inc.* 3,672 267,542
Health Care Technology 2.2%
Veeva Systems, Inc., Class A* 1,450 335,864
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. 62 285,628
Insurance 0.4%
Lemonade, Inc.* 1,741 54,720
Interactive Media & Services 7.9%
Alphabet, Inc., Class C 2,508 391,825
Meta Platforms, Inc., Class A 1,342 773,475
Reddit, Inc., Class A* 715 75,003
1,240,303
IT Services 10.0%
Cloudflare, Inc., Class A* 344 38,765
International Business
Machines Corp. 519 129,055
MongoDB, Inc., Class A* 999 175,225
Shopify, Inc., Class A* 4,730 451,620
Snowflake, Inc., Class A* 3,612 527,930
Twilio, Inc., Class A* 2,407 235,669
1,558,264
Life Sciences Tools & Services 0.6%
Tempus AI, Inc., Class A*(a) 1,979 95,467
Media 1.2%
Trade Desk, Inc. (The), Class
A* 3,373 184,571
Semiconductors & Semiconductor Equipment 14.5%
Allegro MicroSystems, Inc.* 3,510 88,206
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
ASML Holding NV
(Registered), ADR-NL 94 62,287
Broadcom, Inc. 1,926 322,470
Credo Technology Group
Holding Ltd.* 2,526 101,444
Intel Corp. 16,030 364,041
Lam Research Corp. 3,849 279,822
MACOM Technology Solutions
Holdings, Inc.* 451 45,272
Micron Technology, Inc. 1,343 116,693
NVIDIA Corp. 1,931 209,282
Onto Innovation, Inc.* 1,150 139,541
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,305 382,630
Texas Instruments, Inc. 815 146,456
2,258,144
Software 25.6%
AppLovin Corp., Class A* 132 34,976
Atlassian Corp., Class A* 1,397 296,457
Cadence Design Systems,
Inc.* 197 50,103
Confluent, Inc., Class A* 7,768 182,082
Crowdstrike Holdings, Inc.,
Class A* 448 157,956
Datadog, Inc., Class A* 1,534 152,188
Elastic NV* 1,942 173,032
Gitlab, Inc., Class A* 4,356 204,732
Guidewire Software, Inc.* 665 124,594
HubSpot, Inc.* 573 327,349
Intuit, Inc. 741 454,967
Monday.com Ltd.* 365 88,753
Oracle Corp. 2,834 396,222
Palo Alto Networks, Inc.* 1,237 211,082
Procore Technologies, Inc.* 2,451 161,815
ServiceNow, Inc.* 623 495,995
Synopsys, Inc.* 470 201,560
Zoom Communications, Inc.,
Class A* 3,966 292,572
4,006,435
Specialized REITs 0.8%
SBA Communications Corp.,
Class A 532 117,045
Technology Hardware, Storage & Peripherals 1.1%
Sandisk Corp.* 1,061 50,514
Western Digital Corp.* 3,158 127,678
178,192
Total Common Stocks
(cost $12,780,816) 15,290,505

NVIT J.P. Morgan US Technology Leaders Fund - March 31, 2025 (Unaudited) - Statement of Investments - 31
Repurchase Agreement 0.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $96,927,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$98,853.(b) 96,915 96,915
Total Repurchase Agreement
(cost $96,915) 96,915
Total Investments
(cost $12,877,731) — 98.5% 15,387,420
Other assets in excess of liabilities — 1.5% 234,064
NET ASSETS — 100.0%
$ 15,621,484
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $95,419, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $96,915.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $96,915.
ADR American Depositary Receipt
CN China
NL Netherlands
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan

32 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 15,290,505 $ – $ – $ 15,290,505
Repurchase Agreement – 96,915 – 96,915
Total $ 15,290,505 $ 96,915 $ – $ 15,387,420
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 99.1%
Shares Value ($)
BRAZIL 1.4%
Broadline Retail 1.4%
MercadoLibre, Inc. * 2,916 5,688,737
CANADA 3.3%
Commercial Services & Supplies 1.8%
RB Global, Inc. 71,207 7,142,063
Software 1.5%
Descartes Systems Group, Inc.
(The) * 58,421 5,890,589
13,032,652
DENMARK 1.0%
Biotechnology 1.0%
Ascendis Pharma A/S, ADR * 24,976 3,892,759
ISRAEL 2.9%
Broadline Retail 0.8%
Global-e Online Ltd. * 92,614 3,301,689
IT Services 0.9%
Wix.com Ltd. * 21,913 3,580,146
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries
Ltd., ADR * 296,897 4,563,307
11,445,142
UNITED STATES 90.5%
Aerospace & Defense 2.1%
Axon Enterprise, Inc. * 5,025 2,642,899
Curtiss-Wright Corp. 18,241 5,787,322
8,430,221
Biotechnology 5.7%
ADMA Biologics, Inc. * 208,208 4,130,847
Insmed, Inc. *(a) 54,371 4,147,964
Natera, Inc. * 65,957 9,326,979
Neurocrine Biosciences, Inc. * 28,715 3,175,879
Vaxcyte, Inc. * 42,475 1,603,856
22,385,525
Building Products 1.1%
AAON, Inc. (a) 53,874 4,209,176
Capital Markets 4.8%
Morningstar, Inc. 25,102 7,527,337
Robinhood Markets, Inc., Class A
*(a) 106,782 4,444,267
Tradeweb Markets, Inc., Class A
(a) 48,551 7,207,881
19,179,485
Commercial Services & Supplies 3.9%
Casella Waste Systems, Inc.,
Class A *(a) 96,767 10,790,488
Tetra Tech, Inc. (a) 156,324 4,572,477
15,362,965
Construction & Engineering 3.4%
Construction Partners, Inc., Class
A *(a) 105,548 7,585,734
EMCOR Group, Inc. 15,455 5,712,632
13,298,366
Electronic Equipment, Instruments & Components 2.9%
Novanta, Inc. * 44,229 5,655,562
Teledyne Technologies, Inc. * 11,691 5,818,728
11,474,290
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3.6%
Liberty Media Corp-Liberty Live,
Class C *(a) 103,618 7,060,531
TKO Group Holdings, Inc., Class A 47,881 7,316,695
14,377,226
Financial Services 4.0%
Equitable Holdings, Inc. 187,800 9,782,502
Toast, Inc., Class A * 184,490 6,119,533
15,902,035
Ground Transportation 1.7%
Saia, Inc. *(a) 18,746 6,550,415
Health Care Equipment & Supplies 6.0%
Glaukos Corp. * 38,437 3,782,970
Inspire Medical Systems, Inc. * 32,582 5,189,661
iRhythm Technologies, Inc. *(a) 64,523 6,754,268
Penumbra, Inc. * 29,395 7,860,516
23,587,415
Health Care Providers & Services 6.4%
GeneDx Holdings Corp., Class A * 17,375 1,538,817
HealthEquity, Inc. *(a) 83,393 7,369,439
Option Care Health, Inc. * 159,230 5,565,089
RadNet, Inc. * 132,960 6,610,771
Tenet Healthcare Corp. *(a) 31,616 4,252,352
25,336,468
Hotels, Restaurants & Leisure 6.2%
DraftKings, Inc., Class A *(a) 132,211 4,390,727
Dutch Bros, Inc., Class A * 94,030 5,805,412
Hyatt Hotels Corp., Class A 36,447 4,464,758
Viking Holdings Ltd. * 119,672 4,756,962
Wingstop, Inc. 22,590 5,095,852
24,513,711
Household Durables 1.4%
Taylor Morrison Home Corp.,
Class A * 93,325 5,603,233
Independent Power and Renewable Electricity Producers 0.9%
Talen Energy Corp. *(a) 17,590 3,512,195
IT Services 0.9%
Globant SA *(a) 30,415 3,580,454
Life Sciences Tools & Services 1.9%
Bio-Techne Corp. 54,917 3,219,784
Repligen Corp. * 34,551 4,396,269
7,616,053
Machinery 3.2%
Esab Corp. (a) 50,786 5,916,569
RBC Bearings, Inc. * 21,557 6,936,396
12,852,965
Metals & Mining 3.0%
ATI, Inc. * 71,977 3,744,963
Carpenter Technology Corp. (a) 45,777 8,293,877
12,038,840
Professional Services 1.3%
Parsons Corp. * 88,213 5,223,092
Real Estate Management & Development 1.5%
Jones Lang LaSalle, Inc. * 23,257 5,765,643
Semiconductors & Semiconductor Equipment 3.6%
Entegris, Inc. 43,892 3,839,672
Impinj, Inc. *(a) 29,768 2,699,958
Monolithic Power Systems, Inc. 7,070 4,100,459
Onto Innovation, Inc. *(a) 28,977 3,516,069
14,156,158

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Software 11.2%
CCC Intelligent Solutions
Holdings, Inc. *(a) 331,758 2,995,775
Clearwater Analytics Holdings,
Inc., Class A * 195,228 5,232,110
Commvault Systems, Inc. *(a) 50,841 8,020,676
CyberArk Software Ltd. *(a) 18,649 6,303,362
Monday.com Ltd. * 23,735 5,771,403
Procore Technologies, Inc. *(a) 109,655 7,239,423
Samsara, Inc., Class A * 113,601 4,354,326
Tyler Technologies, Inc. * 7,578 4,405,773
44,322,848
Specialty Retail 4.5%
Burlington Stores, Inc. *(a) 21,139 5,038,058
Carvana Co., Class A *(a) 24,222 5,064,336
Chewy, Inc., Class A *(a) 98,757 3,210,590
Floor & Decor Holdings, Inc.,
Class A *(a) 53,421 4,298,788
17,611,772
Technology Hardware, Storage & Peripherals 1.0%
Pure Storage, Inc., Class A *(a) 92,374 4,089,397
Trading Companies & Distributors 4.3%
Applied Industrial Technologies,
Inc. 30,083 6,778,903
SiteOne Landscape Supply, Inc.
*(a) 40,514 4,920,020
Watsco, Inc. (a) 10,253 5,211,600
16,910,523
357,890,471
Total Common Stocks
(cost $330,738,211) 391,949,761
Repurchase Agreements 3.8%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$5,000,608, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054; total
market value $5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$5,165,500, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $5,268,169.(b) 5,164,872 5,164,872
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.35%, dated
3/31/2025, due 4/1/2025,
repurchase price $5,000,604,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2025 - 3/20/2075; total
market value $5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,164,872) 15,164,872
Total Investments
(cost $345,903,083) — 102.9% 407,114,633
Liabilities in excess of other assets — (2.9)% (11,351,918)
NET ASSETS — 100.0%
$395,762,715
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $67,785,477, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,164,872 and by $54,225,206 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 7/15/2025 - 8/15/2054, a total value of
$69,390,078.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $15,164,872.
ADR American Depositary Receipt

NVIT Allspring Discovery Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 391,949,761 $ – $ – $ 391,949,761
Repurchase Agreements – 15,164,872 – 15,164,872
Total $ 391,949,761 $ 15,164,872 $ – $ 407,114,633
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 4.3%
GE Aerospace 39,144 7,834,671
General Dynamics Corp. 18,762 5,114,146
Lockheed Martin Corp. 17,928 8,008,617
Northrop Grumman Corp. 11,564 5,920,884
RTX Corp. 21,659 2,868,951
29,747,269
Banks 0.1%
JPMorgan Chase & Co. 1,597 391,744
M&T Bank Corp. 1,064 190,190
581,934
Beverages 4.1%
Coca-Cola Co. (The) 132,358 9,479,480
Coca-Cola Consolidated, Inc. 151 203,850
Keurig Dr Pepper, Inc. 13,810 472,578
Molson Coors Beverage Co.,
Class B 13,066 795,327
Monster Beverage Corp.* 163,734 9,581,714
PepsiCo, Inc. 51,453 7,714,863
28,247,812
Biotechnology 2.0%
AbbVie, Inc. 1,183 247,862
Alnylam Pharmaceuticals,
Inc.*(a) 752 203,055
Natera, Inc.* 1,336 188,924
Neurocrine Biosciences, Inc.* 19,615 2,169,419
Regeneron Pharmaceuticals,
Inc. 4,448 2,821,055
United Therapeutics Corp.* 19,015 5,861,754
Vertex Pharmaceuticals, Inc.* 4,055 1,965,945
Viking Therapeutics, Inc.*(a) 26,321 635,652
14,093,666
Broadline Retail 0.1%
Dillard's, Inc., Class A(a) 1,350 483,476
Capital Markets 3.7%
Bank of New York Mellon
Corp. (The)(a) 2,693 225,862
Cboe Global Markets, Inc. 47,988 10,859,205
CME Group, Inc. 43,362 11,503,505
Intercontinental Exchange, Inc. 18,611 3,210,397
25,798,969
Chemicals 0.9%
Corteva, Inc. 24,926 1,568,593
Linde plc(a) 10,688 4,976,761
6,545,354
Commercial Services & Supplies 4.3%
Cintas Corp. 17,936 3,686,386
Copart, Inc.*(a) 60,632 3,431,165
Republic Services, Inc., Class
A 47,175 11,423,898
Rollins, Inc. 13,275 717,248
Waste Management, Inc. 46,656 10,801,331
30,060,028
Communications Equipment 2.5%
Arista Networks, Inc.* 62,264 4,824,215
Cisco Systems, Inc. 154,116 9,510,498
Motorola Solutions, Inc. 5,160 2,259,100
Ubiquiti, Inc. 2,002 620,900
17,214,713
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 4.5%
BJ's Wholesale Club Holdings,
Inc.* 3,990 455,259
Casey's General Stores, Inc.
(a) 3,560 1,545,182
Costco Wholesale Corp. 10,659 10,081,069
Kroger Co. (The)(a) 137,270 9,291,806
Walmart, Inc. 108,311 9,508,623
30,881,939
Containers & Packaging 0.5%
AptarGroup, Inc. 2,115 313,824
Packaging Corp. of America 14,863 2,943,171
3,256,995
Diversified Consumer Services 0.1%
Grand Canyon Education,
Inc.*(a) 2,845 492,242
Diversified Telecommunication Services 2.9%
AT&T, Inc. 352,957 9,981,624
Verizon Communications, Inc. 228,744 10,375,828
20,357,452
Electric Utilities 0.8%
Duke Energy Corp.(a) 44,721 5,454,621
IDACORP, Inc. 3,055 355,052
5,809,673
Entertainment 3.2%
Electronic Arts, Inc. 59,322 8,573,215
Netflix, Inc.* 2,952 2,752,829
Spotify Technology SA*(a) 17,578 9,668,427
Take-Two Interactive Software,
Inc.* 5,816 1,205,366
22,199,837
Financial Services 2.8%
Fiserv, Inc.* 1,913 422,448
Mastercard, Inc., Class A 14,337 7,858,396
Visa, Inc., Class A(a) 31,104 10,900,708
19,181,552
Food Products 3.4%
Flowers Foods, Inc. 68,867 1,309,162
General Mills, Inc.(a) 50,887 3,042,534
Hershey Co. (The) 24,604 4,208,022
Hormel Foods Corp. 104,076 3,220,111
J M Smucker Co. (The)(a) 7,350 870,313
Kraft Heinz Co. (The)(a) 128,974 3,924,679
McCormick & Co., Inc. (Non-
Voting)(a) 23,716 1,952,064
Mondelez International, Inc.,
Class A 39,768 2,698,259
Pilgrim's Pride Corp.*(a) 22,498 1,226,366
Seaboard Corp. 287 774,073
23,225,583
Ground Transportation 0.4%
Landstar System, Inc. 13,976 2,099,195
U-Haul Holding Co.*(a) 4,550 297,388
2,396,583
Health Care Equipment & Supplies 3.5%
Abbott Laboratories 82,933 11,001,062
Becton Dickinson & Co. 12,973 2,971,595
Boston Scientific Corp.* 16,619 1,676,525
Edwards Lifesciences Corp.* 12,445 902,014

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Hologic, Inc.* 12,645 781,082
Medtronic plc 40,526 3,641,666
Stryker Corp. 8,166 3,039,794
24,013,738
Health Care Providers & Services 5.6%
Cardinal Health, Inc. 33,504 4,615,846
Cencora, Inc. 21,827 6,069,870
Chemed Corp.(a) 4,929 3,032,912
Cigna Group (The) 5,259 1,730,211
Elevance Health, Inc. 8,193 3,563,627
McKesson Corp. 16,351 11,004,060
Quest Diagnostics, Inc. 1,458 246,694
UnitedHealth Group, Inc. 16,687 8,739,816
39,003,036
Health Care REITs 0.1%
Welltower, Inc.(a) 2,622 401,717
Health Care Technology 0.3%
Veeva Systems, Inc., Class A* 9,013 2,087,681
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc. 370 1,704,557
Cava Group, Inc.*(a) 4,010 346,504
Chipotle Mexican Grill, Inc.,
Class A* 56,450 2,834,355
McDonald's Corp. 33,655 10,512,812
15,398,228
Household Durables 0.6%
Garmin Ltd.(a) 19,414 4,215,362
Household Products 3.5%
Church & Dwight Co., Inc. 58,480 6,438,063
Colgate-Palmolive Co.(a) 77,768 7,286,861
Kimberly-Clark Corp. 1,731 246,183
Procter & Gamble Co. (The)(a) 60,542 10,317,568
24,288,675
Insurance 8.0%
Allstate Corp. (The) 18,454 3,821,270
Arch Capital Group Ltd. 29,212 2,809,610
Assured Guaranty Ltd. 2,764 243,508
Chubb Ltd. 34,725 10,486,603
Everest Group Ltd. 7,945 2,886,657
Markel Group, Inc.* 1,456 2,722,152
Marsh & McLennan Cos., Inc. 21,592 5,269,096
Old Republic International
Corp. 24,286 952,497
Progressive Corp. (The)(a) 41,596 11,772,084
RenaissanceRe Holdings Ltd. 6,276 1,506,240
Travelers Cos., Inc. (The)(a) 30,909 8,174,194
Unum Group 23,096 1,881,400
White Mountains Insurance
Group Ltd.(a) 1,527 2,940,712
55,466,023
Interactive Media & Services 2.5%
Alphabet, Inc., Class A 50,568 7,819,836
Meta Platforms, Inc., Class
A(a) 16,007 9,225,794
Pinterest, Inc., Class A* 18,434 571,454
17,617,084
IT Services 2.0%
Accenture plc, Class A 13,497 4,211,604
Common Stocks
Shares Value ($)
IT Services
Amdocs Ltd.(a) 8,422 770,613
International Business
Machines Corp.(a) 34,393 8,552,163
13,534,380
Life Sciences Tools & Services 0.9%
Danaher Corp. 13,614 2,790,870
Medpace Holdings, Inc.*(a) 3,685 1,122,782
Thermo Fisher Scientific, Inc.
(a) 4,968 2,472,077
6,385,729
Machinery 0.8%
Cummins, Inc. 835 261,723
IDEX Corp. 2,089 378,046
Illinois Tool Works, Inc. 19,835 4,919,278
5,559,047
Media 1.1%
Fox Corp., Class A 51,737 2,928,314
New York Times Co. (The),
Class A(a) 93,676 4,646,330
7,574,644
Metals & Mining 0.1%
Royal Gold, Inc.(a) 3,893 636,544
Multi-Utilities 0.1%
Consolidated Edison, Inc. 8,446 934,043
Oil, Gas & Consumable Fuels 4.0%
Chevron Corp. 9,563 1,599,794
ConocoPhillips 32,957 3,461,144
Coterra Energy, Inc. 88,274 2,551,119
DT Midstream, Inc. 41,760 4,029,005
EOG Resources, Inc.(a) 59,869 7,677,600
Exxon Mobil Corp. 36,242 4,310,261
Texas Pacific Land Corp.(a) 3,212 4,255,868
27,884,791
Pharmaceuticals 3.6%
Eli Lilly & Co. 9,056 7,479,441
Johnson & Johnson 62,254 10,324,203
Merck & Co., Inc. 78,864 7,078,833
24,882,477
Professional Services 3.7%
Automatic Data Processing,
Inc. 27,303 8,341,886
Booz Allen Hamilton Holding
Corp., Class A 20,680 2,162,714
CACI International, Inc., Class
A*(a) 13,311 4,884,072
FTI Consulting, Inc.* 26,144 4,289,708
Leidos Holdings, Inc. 24,234 3,270,136
Paychex, Inc.(a) 2,348 362,249
Verisk Analytics, Inc., Class A 8,292 2,467,865
25,778,630
Semiconductors & Semiconductor Equipment 0.5%
NVIDIA Corp. 34,312 3,718,735
Software 6.5%
Adobe, Inc.* 1,734 665,041
AppLovin Corp., Class A* 559 148,118
Crowdstrike Holdings, Inc.,
Class A*(a) 8,210 2,894,682

NVIT AQR Large Cap Defensive Style Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Software
Datadog, Inc., Class A* 6,218 616,888
Dolby Laboratories, Inc., Class
A(a) 8,637 693,637
Fair Isaac Corp.*(a) 1,581 2,915,617
Fortinet, Inc.* 32,876 3,164,644
Intuit, Inc. 2,289 1,405,423
Manhattan Associates, Inc.* 837 144,834
Microsoft Corp. 19,506 7,322,357
Nutanix, Inc., Class A* 4,059 283,359
Palo Alto Networks, Inc.*(a) 4,704 802,691
Roper Technologies, Inc. 15,191 8,956,310
ServiceNow, Inc.* 4,118 3,278,505
Tyler Technologies, Inc.*(a) 6,692 3,890,662
Zoom Communications, Inc.,
Class A* 105,433 7,777,792
44,960,560
Specialty Retail 3.7%
AutoZone, Inc.* 2,774 10,576,652
Murphy USA, Inc.(a) 3,409 1,601,582
O'Reilly Automotive, Inc.*(a) 8,125 11,639,712
TJX Cos., Inc. (The) 3,736 455,045
Williams-Sonoma, Inc. 9,086 1,436,497
25,709,488
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc. 45,230 10,046,940
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*(a) 25,906 2,896,550
Tobacco 2.3%
Altria Group, Inc.(a) 59,912 3,595,918
Philip Morris International, Inc. 78,347 12,436,020
16,031,938
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc. 16,857 4,495,930
Total Common Stocks
(cost $458,250,715) 684,097,047
Repurchase Agreements 14.5%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $80,009,733,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$81,600,001.(b) 80,000,000 80,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,365,683,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$4,452,455.(b) 4,365,151 4,365,151
ING Financial Services LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $9,001,088,
collateralized by U.S.
Government Agency
Securities, 2.00%,
maturing 7/1/2051; total
market value $9,180,000.
(b) 9,000,000 9,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $7,000,846,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $7,140,000.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $100,365,151) 100,365,151
Total Investments
(cost $558,615,866) — 113.3% 784,462,198
Liabilities in excess of other assets
— (13.3)% (92,312,070)
NET ASSETS — 100.0%
$ 692,150,128
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $118,293,949, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $100,365,151 and by $19,395,943 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$119,761,094.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $100,365,151.
REIT Real Estate Investment Trust

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 8 6/2025 USD 2,261,300 29,619
Net contracts 29,619
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 684,097,047 $ – $ – $ 684,097,047
Futures Contracts 29,619 – – 29,619
Repurchase Agreements – 100,365,151 – 100,365,151
Total $ 684,126,666 $ 100,365,151 $ – $ 784,491,817
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 29,619
Total $ 29,619
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks 95.7%
Shares Value ($)
Aerospace & Defense 3.9%
Airbus SE 15,294 2,696,685
Boeing Co. (The)* 22,826 3,892,974
L3Harris Technologies, Inc. 50,453 10,560,318
RTX Corp. 31,019 4,108,777
21,258,754
Air Freight & Logistics 0.6%
FedEx Corp. 12,917 3,148,906
Automobile Components 0.4%
Lear Corp. 24,194 2,134,395
Automobiles 0.7%
General Motors Co. 84,336 3,966,322
Banks 11.4%
Bank of America Corp. 109,224 4,557,917
Citigroup, Inc. 236,695 16,802,978
First Citizens BancShares,
Inc., Class A(a) 7,047 13,065,984
JPMorgan Chase & Co. 34,562 8,478,059
Wells Fargo & Co. 265,407 19,053,568
61,958,506
Beverages 0.9%
Constellation Brands, Inc.,
Class A 10,309 1,891,907
Keurig Dr Pepper, Inc. 96,631 3,306,713
5,198,620
Broadline Retail 1.0%
Amazon.com, Inc.* 29,718 5,654,147
Building Products 1.0%
Allegion plc 12,750 1,663,365
Johnson Controls International
plc 51,020 4,087,212
5,750,577
Capital Markets 3.0%
Carlyle Group, Inc. (The) 102,864 4,483,842
Charles Schwab Corp. (The) 30,219 2,365,543
Intercontinental Exchange, Inc. 56,155 9,686,738
16,536,123
Chemicals 2.8%
Air Products & Chemicals, Inc. 16,027 4,726,683
Corteva, Inc. 18,084 1,138,026
International Flavors &
Fragrances, Inc. 53,129 4,123,341
PPG Industries, Inc.(a) 50,985 5,575,210
15,563,260
Commercial Services & Supplies 0.7%
Rentokil Initial plc 816,399 3,689,372
Communications Equipment 1.7%
Cisco Systems, Inc. 152,069 9,384,178
Consumer Staples Distribution & Retail 1.3%
Dollar General Corp. 81,004 7,122,682
Containers & Packaging 1.3%
Crown Holdings, Inc. 20,694 1,847,146
Sealed Air Corp. 178,284 5,152,408
6,999,554
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc. 128,907 5,847,222
Common Stocks
Shares Value ($)
Electric Utilities 3.2%
American Electric Power Co.,
Inc.(a) 27,148 2,966,462
Entergy Corp. 26,836 2,294,209
Exelon Corp. 135,052 6,223,196
PG&E Corp. 346,237 5,948,352
17,432,219
Electrical Equipment 0.2%
Acuity, Inc.(a) 4,291 1,130,035
Entertainment 2.1%
Electronic Arts, Inc. 49,938 7,217,040
Walt Disney Co. (The) 40,823 4,029,230
11,246,270
Financial Services 2.4%
Fidelity National Information
Services, Inc.(a) 108,580 8,108,754
Visa, Inc., Class A(a) 13,877 4,863,334
12,972,088
Food Products 2.2%
Kraft Heinz Co. (The)(a) 267,438 8,138,138
Lamb Weston Holdings, Inc. 77,295 4,119,824
12,257,962
Ground Transportation 0.2%
Norfolk Southern Corp. 4,010 949,769
Health Care Equipment & Supplies 5.5%
Baxter International, Inc. 347,531 11,895,986
Becton Dickinson & Co. 6,259 1,433,687
Koninklijke Philips NV* 170,742 4,337,989
Medtronic plc 137,223 12,330,859
29,998,521
Health Care Providers & Services 9.1%
Cardinal Health, Inc. 113,266 15,604,657
Cigna Group (The) 15,041 4,948,489
CVS Health Corp. 228,255 15,464,276
Elevance Health, Inc. 13,555 5,895,883
Labcorp Holdings, Inc. 32,332 7,524,950
49,438,255
Health Care REITs 0.0%
†
Healthcare Realty Trust, Inc.,
Class A 13,356 225,716
Household Durables 1.6%
Sony Group Corp. 337,500 8,596,630
Household Products 0.8%
Henkel AG & Co. KGaA
(Preference) 52,119 4,143,407
Industrial Conglomerates 0.6%
Honeywell International, Inc. 14,662 3,104,678
Industrial REITs 0.3%
STAG Industrial, Inc.(a) 41,826 1,510,755
Insurance 4.9%
American International Group,
Inc. 93,445 8,124,108
Fidelity National Financial, Inc. 104,457 6,798,062
Willis Towers Watson plc 35,403 11,964,444
26,886,614

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
IT Services 1.3%
Cognizant Technology
Solutions Corp., Class A 93,407 7,145,636
Leisure Products 1.0%
Hasbro, Inc. 88,059 5,414,748
Life Sciences Tools & Services 0.1%
Fortrea Holdings, Inc.* 79,855 602,905
Machinery 2.2%
CNH Industrial NV(a) 386,009 4,740,190
Fortive Corp. 35,182 2,574,619
Komatsu Ltd. 51,800 1,503,168
Westinghouse Air Brake
Technologies Corp. 18,999 3,445,469
12,263,446
Media 2.6%
Comcast Corp., Class A 266,368 9,828,979
WPP plc 560,272 4,233,899
14,062,878
Metals & Mining 0.4%
Teck Resources Ltd., Class B 68,266 2,486,930
Multi-Utilities 1.5%
Dominion Energy, Inc. 42,882 2,404,394
Sempra 78,756 5,620,028
8,024,422
Oil, Gas & Consumable Fuels 4.9%
BP plc 1,964,309 11,079,339
Hess Corp. 36,694 5,861,133
Shell plc 263,839 9,602,511
26,542,983
Pharmaceuticals 2.0%
AstraZeneca plc 21,777 3,182,594
Eli Lilly & Co. 2,635 2,176,273
Sanofi SA 48,769 5,404,089
10,762,956
Professional Services 3.7%
Leidos Holdings, Inc. 36,331 4,902,505
SS&C Technologies Holdings,
Inc.(a) 179,809 15,019,446
19,921,951
Residential REITs 0.7%
Mid-America Apartment
Communities, Inc.(a) 24,595 4,121,630
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc. 7,905 1,147,174
Intel Corp. 131,285 2,981,482
Microchip Technology, Inc.(a) 51,558 2,495,923
Micron Technology, Inc. 8,763 761,417
NVIDIA Corp. 13,935 1,510,275
STMicroelectronics NV 88,900 1,945,955
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 18,603 3,088,098
13,930,324
Software 2.3%
Microsoft Corp. 33,057 12,409,267
Specialized REITs 1.2%
Crown Castle, Inc. 61,902 6,452,045
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 3.1%
Hewlett Packard Enterprise
Co.(a) 140,515 2,168,146
HP, Inc. 220,221 6,097,919
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 8,529 8,392,327
16,658,392
Tobacco 1.1%
British American Tobacco plc,
ADR-UK(a) 140,765 5,823,448
Trading Companies & Distributors 0.1%
WESCO International, Inc. 3,192 495,718
Total Common Stocks
(cost $427,755,760) 521,225,216
Master Limited Partnership 1.0%
Oil, Gas & Consumable Fuels 1.0%
Enterprise Products Partners
LP 164,559 5,618,044
Total Master Limited Partnership
(cost  $3,046,663)
5,618,044
Repurchase Agreements 3.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $6,314,845,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$6,440,358.(b) 6,314,076 6,314,076
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $10,001,208,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $10,200,000.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $16,314,076) 16,314,076
Total Investments
(cost $447,116,499) — 99.7% 543,157,336
Other assets in excess of liabilities — 0.3% 1,443,518
NET ASSETS — 100.0%
$ 544,600,854

NVIT BlackRock Equity Dividend Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $44,239,119, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,314,076 and by $28,310,453 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/30/2025 - 5/15/2054, a total value of
$44,624,529.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $16,314,076.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BlackRock Equity Dividend Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 18,562,069 $ 2,696,685 $ – $ 21,258,754
Air Freight & Logistics 3,148,906 – – 3,148,906
Automobile Components 2,134,395 – – 2,134,395
Automobiles 3,966,322 – – 3,966,322
Banks 61,958,504 – – 61,958,504
Beverages 5,198,621 – – 5,198,621
Broadline Retail 5,654,147 – – 5,654,147
Building Products 5,750,577 – – 5,750,577
Capital Markets 16,536,123 – – 16,536,123
Chemicals 15,563,260 – – 15,563,260
Commercial Services & Supplies – 3,689,372 – 3,689,372
Communications Equipment 9,384,178 – – 9,384,178
Consumer Staples Distribution & Retail 7,122,682 – – 7,122,682
Containers & Packaging 6,999,554 – – 6,999,554
Diversified Telecommunication Services 5,847,222 – – 5,847,222
Electric Utilities 17,432,219 – – 17,432,219
Electrical Equipment 1,130,035 – – 1,130,035
Entertainment 11,246,270 – – 11,246,270
Financial Services 12,972,088 – – 12,972,088
Food Products 12,257,962 – – 12,257,962
Ground Transportation 949,769 – – 949,769
Health Care Equipment & Supplies 25,660,532 4,337,989 – 29,998,521
Health Care Providers & Services 49,438,255 – – 49,438,255
Health Care REITs 225,716 – – 225,716
Household Durables – 8,596,630 – 8,596,630
Household Products – 4,143,407 – 4,143,407
Industrial Conglomerates 3,104,679 – – 3,104,679
Industrial REITs 1,510,755 – – 1,510,755
Insurance 26,886,614 – – 26,886,614
IT Services 7,145,636 – – 7,145,636
Leisure Products 5,414,748 – – 5,414,748
Life Sciences Tools & Services 602,905 – – 602,905
Machinery 10,760,278 1,503,168 – 12,263,446
Media 9,828,979 4,233,899 – 14,062,878
Metals & Mining 2,486,930 – – 2,486,930
Multi-Utilities 8,024,422 – – 8,024,422
Oil, Gas & Consumable Fuels 5,861,133 20,681,850 – 26,542,983
Pharmaceuticals 2,176,273 8,586,683 – 10,762,956
Professional Services 19,921,951 – – 19,921,951
Residential REITs 4,121,630 – – 4,121,630
Semiconductors & Semiconductor
Equipment 11,984,369 1,945,955 – 13,930,324
Software 12,409,267 – – 12,409,267
Specialized REITs 6,452,045 – – 6,452,045
Technology Hardware, Storage &
Peripherals 8,266,065 8,392,327 – 16,658,392
Tobacco 5,823,448 – – 5,823,448
Trading Companies & Distributors 495,718 – – 495,718
Total Common Stocks $ 452,417,251 $ 68,807,965 $ – $ 521,225,216
Master Limited Partnership 5,618,044 – – 5,618,044
Repurchase Agreements – 16,314,076 – 16,314,076
Total $ 458,035,295 $ 85,122,041 $ – $ 543,157,336
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Calvert Equity Fund
Common Stocks 96.6%
Shares Value ($)
Capital Markets 8.9%
Intercontinental Exchange, Inc. 14,841 2,560,072
Moody's Corp. 2,487 1,158,171
MSCI, Inc., Class A 1,997 1,129,304
S&P Global, Inc. 8,000 4,064,800
8,912,347
Chemicals 7.7%
Air Products & Chemicals, Inc. 4,337 1,279,068
Ecolab, Inc. 13,231 3,354,323
Linde plc 6,457 3,006,638
7,640,029
Commercial Services & Supplies 1.1%
Veralto Corp. 11,691 1,139,288
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 602 569,359
Dollar General Corp. 14,273 1,255,025
1,824,384
Containers & Packaging 0.7%
Ball Corp. 12,464 649,000
Electronic Equipment, Instruments & Components 4.1%
Amphenol Corp., Class A 47,494 3,115,132
TE Connectivity plc 6,541 924,374
4,039,506
Financial Services 12.2%
Fiserv, Inc.* 6,348 1,401,829
Mastercard, Inc., Class A 8,765 4,804,272
PayPal Holdings, Inc.* 17,138 1,118,254
Visa, Inc., Class A(a) 13,869 4,860,530
12,184,885
Health Care Equipment & Supplies 2.3%
IDEXX Laboratories, Inc.* 3,644 1,530,298
Intuitive Surgical, Inc.* 1,457 721,608
2,251,906
Hotels, Restaurants & Leisure 0.7%
Starbucks Corp. 7,502 735,871
Insurance 3.3%
Aon plc, Class A 2,606 1,040,029
Marsh & McLennan Cos., Inc. 9,268 2,261,670
3,301,699
Interactive Media & Services 4.0%
Alphabet, Inc., Class C 25,281 3,949,651
IT Services 6.3%
Accenture plc, Class A 2,265 706,771
Gartner, Inc.* 6,775 2,843,738
VeriSign, Inc.* 10,883 2,762,867
6,313,376
Life Sciences Tools & Services 11.8%
Agilent Technologies, Inc. 11,198 1,309,942
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Danaher Corp. 22,325 4,576,625
Thermo Fisher Scientific, Inc. 8,548 4,253,485
West Pharmaceutical
Services, Inc. 7,180 1,607,458
11,747,510
Machinery 3.6%
IDEX Corp. 6,763 1,223,900
Xylem, Inc. 20,179 2,410,583
3,634,483
Personal Care Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 8,803 580,998
Pharmaceuticals 3.7%
Zoetis, Inc., Class A 22,086 3,636,460
Professional Services 5.2%
Equifax, Inc. 5,665 1,379,768
Verisk Analytics, Inc., Class A 12,902 3,839,893
5,219,661
Software 9.2%
Adobe, Inc.* 2,871 1,101,115
Intuit, Inc. 5,519 3,388,611
Microsoft Corp. 11,108 4,169,832
Tyler Technologies, Inc.* 888 516,274
9,175,832
Specialized REITs 3.9%
American Tower Corp. 13,697 2,980,467
Crown Castle, Inc. 8,431 878,763
3,859,230
Specialty Retail 4.8%
O'Reilly Automotive, Inc.* 867 1,242,047
TJX Cos., Inc. (The) 29,318 3,570,932
4,812,979
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B 11,001 698,344
Total Investments
(cost $75,004,009) — 96.6% 96,307,439
Other assets in excess of liabilities — 3.4% 3,427,973
NET ASSETS — 100.0%
$ 99,735,412
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $4,860,179, which was collateralized
by $4,853,120 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 4/30/2025 - 5/15/2054.
REIT Real Estate Investment Trust

NVIT Calvert Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Calvert Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,307,439 $ – $ – $ 96,307,439
Total $ 96,307,439 $ – $ – $ 96,307,439
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.4%
Huntington Ingalls Industries,
Inc.(a) 6,147 1,254,234
Leonardo DRS, Inc. 13,853 455,486
Lockheed Martin Corp. 3,325 1,485,311
3,195,031
Air Freight & Logistics 0.4%
Expeditors International of
Washington, Inc. 8,313 999,638
Automobiles 2.5%
Ford Motor Co.(a) 237,598 2,383,108
General Motors Co. 68,622 3,227,293
5,610,401
Banks 1.7%
BOK Financial Corp. 1,660 172,889
Wells Fargo & Co. 49,769 3,572,917
3,745,806
Biotechnology 0.4%
Amgen, Inc. 1,089 339,278
Incyte Corp.* 6,572 397,935
Moderna, Inc.*(a) 5,132 145,492
882,705
Broadline Retail 2.2%
Amazon.com, Inc.* 24,237 4,611,332
Coupang, Inc.* 17,935 393,314
5,004,646
Building Products 1.5%
Builders FirstSource, Inc.* 291 36,357
Lennox International, Inc. 3,894 2,183,872
Masco Corp. 18,035 1,254,154
3,474,383
Capital Markets 3.8%
Bank of New York Mellon
Corp. (The) 46,250 3,878,987
Houlihan Lokey, Inc., Class A 1,986 320,739
Interactive Brokers Group,
Inc., Class A 6,034 999,170
MSCI, Inc., Class A 2,140 1,210,170
Northern Trust Corp. 21,068 2,078,358
SEI Investments Co. 2,220 172,339
8,659,763
Chemicals 2.4%
Huntsman Corp. 34,562 545,734
Linde plc 7,051 3,283,227
LyondellBasell Industries NV,
Class A(a) 15,197 1,069,869
Westlake Corp. 5,889 589,077
5,487,907
Commercial Services & Supplies 1.5%
Cintas Corp. 10,864 2,232,878
Rollins, Inc. 18,724 1,011,658
Tetra Tech, Inc.(a) 2,610 76,342
Veralto Corp. 533 51,941
3,372,819
Communications Equipment 1.5%
Arista Networks, Inc.* 41,279 3,198,297
Ubiquiti, Inc.(a) 892 276,645
3,474,942
Common Stocks
Shares Value ($)
Construction & Engineering 0.3%
Comfort Systems USA, Inc. 2,284 736,202
Consumer Staples Distribution & Retail 2.9%
Costco Wholesale Corp. 5,245 4,960,616
Maplebear, Inc.* 3,605 143,803
Target Corp.(a) 13,852 1,445,595
6,550,014
Containers & Packaging 1.3%
Amcor plc(a) 91,988 892,283
Ball Corp. 17,723 922,837
Crown Holdings, Inc. 13,658 1,219,113
3,034,233
Electrical Equipment 0.3%
AMETEK, Inc. 3,828 658,952
Electronic Equipment, Instruments & Components 0.7%
Jabil, Inc. 10,880 1,480,442
Energy Equipment & Services 0.2%
Halliburton Co. 16,078 407,899
Entertainment 0.4%
Live Nation Entertainment,
Inc.*(a) 6,234 814,036
Roku, Inc., Class A* 2,613 184,059
998,095
Financial Services 2.8%
Corebridge Financial, Inc. 18,665 589,254
Mastercard, Inc., Class A 10,381 5,690,034
6,279,288
Food Products 1.4%
Freshpet, Inc.*(a) 4,040 336,007
Hormel Foods Corp. 16,540 511,748
Pilgrim's Pride Corp.*(a) 8,026 437,497
Tyson Foods, Inc., Class A 27,832 1,775,960
3,061,212
Ground Transportation 1.8%
JB Hunt Transport Services,
Inc. 17,073 2,525,950
Old Dominion Freight Line, Inc. 7,835 1,296,301
Ryder System, Inc. 1,000 143,810
3,966,061
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.* 4,375 695,013
Dexcom, Inc.* 5,477 374,024
Edwards Lifesciences Corp.* 42,651 3,091,344
GE HealthCare Technologies,
Inc.(a) 4,670 376,916
4,537,297
Health Care Providers & Services 3.2%
Cardinal Health, Inc. 6,130 844,530
Elevance Health, Inc. 1,379 599,810
McKesson Corp. 6,278 4,225,031
Molina Healthcare, Inc.* 4,584 1,509,924
7,179,295
Health Care Technology 0.0%
†
Waystar Holding Corp.* 657 24,546
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc., Class A* 686 81,950
Booking Holdings, Inc. 964 4,441,061

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Domino's Pizza, Inc.(a) 2,760 1,268,082
Wingstop, Inc. 1,009 227,610
6,018,703
Household Durables 2.5%
DR Horton, Inc. 5,527 702,648
Garmin Ltd. 7,556 1,640,634
Lennar Corp., Class A 12,845 1,474,349
NVR, Inc.* 192 1,390,923
Whirlpool Corp.(a) 5,850 527,260
5,735,814
Household Products 1.7%
Church & Dwight Co., Inc. 8,347 918,921
Clorox Co. (The) 5,055 744,349
Kimberly-Clark Corp. 5,168 734,993
Procter & Gamble Co. (The) 8,788 1,497,651
3,895,914
Insurance 6.5%
Allstate Corp. (The) 3,404 704,866
Arch Capital Group Ltd. 7,898 759,630
CNA Financial Corp. 8,067 409,723
Everest Group Ltd. 2,331 846,922
Globe Life, Inc. 12,573 1,656,116
MetLife, Inc. 2,359 189,404
Progressive Corp. (The) 15,273 4,322,412
Prudential Financial, Inc. 13,652 1,524,655
RLI Corp. 4,732 380,122
Travelers Cos., Inc. (The) 11,022 2,914,878
W R Berkley Corp. 14,269 1,015,382
14,724,110
Interactive Media & Services 4.1%
Alphabet, Inc., Class C 27,139 4,239,926
Meta Platforms, Inc., Class
A(a) 8,685 5,005,687
9,245,613
IT Services 1.8%
EPAM Systems, Inc.* 4,777 806,549
Kyndryl Holdings, Inc.* 1,929 60,570
VeriSign, Inc.* 12,992 3,298,279
4,165,398
Leisure Products 0.1%
Polaris, Inc.(a) 6,400 262,016
Life Sciences Tools & Services 0.1%
10X Genomics, Inc., Class
A*(a) 2,874 25,090
Illumina, Inc.*(a) 3,700 293,558
318,648
Machinery 2.5%
Cummins, Inc. 6,624 2,076,226
Graco, Inc. 8,082 674,928
Otis Worldwide Corp. 28,698 2,961,634
5,712,788
Media 1.6%
Comcast Corp., Class A 57,443 2,119,647
Omnicom Group, Inc. 15,580 1,291,738
Trade Desk, Inc. (The), Class
A* 2,313 126,567
3,537,952
Common Stocks
Shares Value ($)
Metals & Mining 1.0%
Commercial Metals Co. 6,180 284,342
Nucor Corp.(a) 5,372 646,466
Reliance, Inc. 2,521 727,939
Southern Copper Corp.(a) 1,400 130,844
Steel Dynamics, Inc. 4,657 582,498
2,372,089
Multi-Utilities 0.7%
Public Service Enterprise
Group, Inc. 20,166 1,659,662
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc. 7,623 977,574
Exxon Mobil Corp. 41,967 4,991,135
Phillips 66 13,378 1,651,915
7,620,624
Passenger Airlines 0.6%
Southwest Airlines Co. 37,481 1,258,612
Pharmaceuticals 2.0%
Corcept Therapeutics, Inc.* 5,782 660,420
Merck & Co., Inc. 42,011 3,770,907
4,431,327
Professional Services 1.6%
Automatic Data Processing,
Inc. 6,921 2,114,573
FTI Consulting, Inc.* 4,763 781,513
Jacobs Solutions, Inc. 5,849 707,086
3,603,172
Residential REITs 0.8%
Essex Property Trust, Inc.(a) 6,041 1,851,989
Semiconductors & Semiconductor Equipment 7.1%
Lam Research Corp. 54,878 3,989,631
NVIDIA Corp. 89,375 9,686,462
QUALCOMM, Inc. 15,179 2,331,646
16,007,739
Software 11.0%
Adobe, Inc.* 5,680 2,178,450
Appfolio, Inc., Class A*(a) 2,849 626,495
Dropbox, Inc., Class A* 60,424 1,613,925
Manhattan Associates, Inc.* 6,717 1,162,310
Microsoft Corp. 29,448 11,054,485
Palantir Technologies, Inc.,
Class A*(a) 4,748 400,731
Palo Alto Networks, Inc.* 24,423 4,167,541
Pegasystems, Inc. 11,443 795,517
Salesforce, Inc. 10,714 2,875,209
24,874,663
Specialized REITs 0.1%
Millrose Properties, Inc., Class
A* 6,422 170,247
Specialty Retail 1.4%
Tractor Supply Co. 45,533 2,508,868
Williams-Sonoma, Inc. 3,698 584,654
3,093,522
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc. 89,078 19,786,896
Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.(a) 6,090 460,952
Deckers Outdoor Corp.* 10,122 1,131,741

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B 2,193 139,212
1,731,905
Total Common Stocks
(cost $187,626,221) 224,900,980
Repurchase Agreement 3.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $6,987,663,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$7,126,549.(b) 6,986,813 6,986,813
Total Repurchase Agreement
(cost $6,986,813) 6,986,813
Total Investments
(cost $194,613,034) — 102.6% 231,887,793
Liabilities in excess of other assets — (2.6)% (5,966,965)
NET ASSETS — 100.0%
$ 225,920,828
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $18,462,729, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,986,813 and by $11,759,399 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 8/15/2025 - 8/15/2054, a total value of
$18,746,212.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $6,986,813.
REIT Real Estate Investment Trust

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 224,900,980 $ – $ – $ 224,900,980
Repurchase Agreement – 6,986,813 – 6,986,813
Total $ 224,900,980 $ 6,986,813 $ – $ 231,887,793
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 1.3%
Textron, Inc. 55,200 3,988,200
Automobile Components 1.8%
Aptiv plc*(a) 37,000 2,201,500
BorgWarner, Inc. 123,925 3,550,451
5,751,951
Banks 3.3%
Huntington Bancshares, Inc. 285,400 4,283,854
Prosperity Bancshares, Inc. 40,625 2,899,406
Truist Financial Corp. 76,500 3,147,975
10,331,235
Beverages 0.8%
Primo Brands Corp., Class A 68,000 2,413,320
Broadline Retail 1.3%
eBay, Inc. 58,000 3,928,340
Building Products 1.1%
Carrier Global Corp. 55,700 3,531,380
Capital Markets 1.0%
Raymond James Financial,
Inc. 21,400 2,972,674
Chemicals 5.6%
Axalta Coating Systems Ltd.* 133,300 4,421,561
CF Industries Holdings, Inc. 50,000 3,907,500
RPM International, Inc. 35,800 4,141,344
Westlake Corp. 50,500 5,051,515
17,521,920
Commercial Services & Supplies 0.8%
Republic Services, Inc., Class
A 10,200 2,470,032
Consumer Staples Distribution & Retail 6.2%
BJ's Wholesale Club Holdings,
Inc.*(a) 27,875 3,180,538
Maplebear, Inc.*(a) 94,450 3,767,610
Performance Food Group
Co.*(a) 62,800 4,937,964
US Foods Holding Corp.*(a) 111,200 7,279,152
19,165,264
Containers & Packaging 6.4%
AptarGroup, Inc. 29,175 4,328,986
Avery Dennison Corp. 19,000 3,381,430
Crown Holdings, Inc. 68,700 6,132,162
Graphic Packaging Holding
Co. 109,075 2,831,587
Packaging Corp. of America 16,300 3,227,726
19,901,891
Electric Utilities 3.7%
Alliant Energy Corp. 131,000 8,429,850
Xcel Energy, Inc. 42,300 2,994,417
11,424,267
Electrical Equipment 1.5%
Hubbell, Inc., Class B 4,500 1,489,095
Regal Rexnord Corp.(a) 28,700 3,267,495
4,756,590
Electronic Equipment, Instruments & Components 4.1%
Flex Ltd.*(a) 22,825 755,051
Keysight Technologies, Inc.* 24,725 3,703,063
Trimble, Inc.* 66,800 4,385,420
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 13,800 3,899,328
12,742,862
Energy Equipment & Services 1.8%
Baker Hughes Co., Class A 128,900 5,665,155
Ground Transportation 3.7%
JB Hunt Transport Services,
Inc. 26,400 3,905,880
Knight-Swift Transportation
Holdings, Inc., Class A 102,075 4,439,242
Landstar System, Inc. 21,200 3,184,240
11,529,362
Health Care Equipment & Supplies 3.3%
Cooper Cos., Inc. (The)* 58,500 4,934,475
Hologic, Inc.*(a) 84,375 5,211,844
10,146,319
Health Care Providers & Services 2.1%
Quest Diagnostics, Inc. 38,900 6,581,880
Hotels, Restaurants & Leisure 2.6%
Expedia Group, Inc. 34,875 5,862,488
Hilton Worldwide Holdings,
Inc. 9,600 2,184,480
8,046,968
Insurance 10.2%
American Financial Group,
Inc.(a) 26,900 3,533,046
Fidelity National Financial, Inc. 95,300 6,202,124
Hartford Insurance Group, Inc.
(The) 56,300 6,965,999
Old Republic International
Corp. 126,375 4,956,427
Principal Financial Group, Inc. 45,600 3,847,272
Willis Towers Watson plc 18,600 6,285,870
31,790,738
IT Services 2.1%
Akamai Technologies, Inc.*(a) 46,600 3,751,300
Globant SA*(a) 22,500 2,648,700
6,400,000
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc. 13,750 1,608,475
Machinery 4.9%
AGCO Corp.(a) 42,600 3,943,482
Lincoln Electric Holdings, Inc.
(a) 17,200 3,253,552
Middleby Corp. (The)* 29,100 4,422,618
Xylem, Inc. 29,700 3,547,962
15,167,614
Metals & Mining 2.5%
Franco-Nevada Corp. 33,500 5,278,260
Steel Dynamics, Inc.(a) 21,125 2,642,315
7,920,575
Oil, Gas & Consumable Fuels 4.3%
Chord Energy Corp. 38,000 4,283,360
Coterra Energy, Inc. 193,800 5,600,820
Devon Energy Corp. 92,700 3,466,980
13,351,160

NVIT Victory Mid Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Professional Services 4.2%
FTI Consulting, Inc.* 20,400 3,347,232
Genpact Ltd.(a) 125,500 6,322,690
TransUnion 40,300 3,344,497
13,014,419
Residential REITs 3.1%
Camden Property Trust 46,975 5,745,042
Equity LifeStyle Properties,
Inc.(a) 60,300 4,022,010
9,767,052
Retail REITs 1.8%
NNN REIT, Inc. 131,275 5,598,879
Semiconductors & Semiconductor Equipment 1.7%
MKS Instruments, Inc.(a) 40,800 3,270,120
ON Semiconductor Corp.* 49,700 2,022,293
5,292,413
Software 1.2%
Check Point Software
Technologies Ltd.* 16,500 3,760,680
Specialized REITs 3.4%
Lamar Advertising Co., Class
A(a) 42,800 4,869,784
SBA Communications Corp.,
Class A 25,400 5,588,254
10,458,038
Specialty Retail 1.9%
Bath & Body Works, Inc.(a) 79,500 2,410,440
GCI Liberty, Inc. Escrow, Class
Class A*^∞ 32,251 0
Ross Stores, Inc. 26,425 3,376,851
5,787,291
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp., Class A 11,500 2,538,510
Skechers USA, Inc., Class A* 51,675 2,934,107
5,472,617
Water Utilities 1.9%
American Water Works Co.,
Inc.(a) 40,600 5,989,312
Total Common Stocks
(cost $285,946,871) 304,248,873
Repurchase Agreements 8.1%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $22,002,677,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$22,440,000.(b) 22,000,000 22,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $76,986,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$78,516.(b) 76,976 76,976
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $3,000,363,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $3,060,000.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $25,076,976) 25,076,976
Total Investments
(cost $311,023,847) — 106.0% 329,325,849
Liabilities in excess of other assets — (6.0)% (18,614,589)
NET ASSETS — 100.0%
$ 310,711,260
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $34,708,548, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $25,076,976 and by $10,335,047 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 8/15/2025 - 8/15/2054, a total value of
$35,412,023.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $25,076,976.
REIT Real Estate Investment Trust

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Victory Mid Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,988,200 $ – $ – $ 3,988,200
Automobile Components 5,751,951 – – 5,751,951
Banks 10,331,235 – – 10,331,235
Beverages 2,413,320 – – 2,413,320
Broadline Retail 3,928,340 – – 3,928,340
Building Products 3,531,380 – – 3,531,380
Capital Markets 2,972,674 – – 2,972,674
Chemicals 17,521,920 – – 17,521,920
Commercial Services & Supplies 2,470,032 – – 2,470,032
Consumer Staples Distribution & Retail 19,165,263 – – 19,165,263
Containers & Packaging 19,901,891 – – 19,901,891
Electric Utilities 11,424,267 – – 11,424,267
Electrical Equipment 4,756,590 – – 4,756,590
Electronic Equipment, Instruments &
Components 12,742,862 – – 12,742,862
Energy Equipment & Services 5,665,155 – – 5,665,155
Ground Transportation 11,529,362 – – 11,529,362
Health Care Equipment & Supplies 10,146,319 – – 10,146,319
Health Care Providers & Services 6,581,880 – – 6,581,880
Hotels, Restaurants & Leisure 8,046,968 – – 8,046,968
Insurance 31,790,738 – – 31,790,738
IT Services 6,400,000 – – 6,400,000
Life Sciences Tools & Services 1,608,475 – – 1,608,475
Machinery 15,167,614 – – 15,167,614
Metals & Mining 7,920,575 – – 7,920,575
Oil, Gas & Consumable Fuels 13,351,160 – – 13,351,160
Professional Services 13,014,419 – – 13,014,419
Residential REITs 9,767,053 – – 9,767,053
Retail REITs 5,598,879 – – 5,598,879
Semiconductors & Semiconductor
Equipment 5,292,413 – – 5,292,413
Software 3,760,680 – – 3,760,680
Specialized REITs 10,458,038 – – 10,458,038
Specialty Retail 5,787,291 – – 5,787,291
Textiles, Apparel & Luxury Goods 5,472,617 – – 5,472,617
Water Utilities 5,989,312 – – 5,989,312
Total Common Stocks $ 304,248,873 $ – $ – $ 304,248,873
Repurchase Agreements – 25,076,976 – 25,076,976
Total $ 304,248,873 $ 25,076,976 $ – $ 329,325,849
As of March 31, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of March 31, 2025, the Fund had no open forward foreign currency contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 1.5%
Leonardo DRS, Inc. 46,888 1,541,678
Lockheed Martin Corp. 9,116 4,072,208
5,613,886
Automobiles 0.8%
Tesla, Inc.* 12,134 3,144,647
Banks 0.9%
Popular, Inc. 39,307 3,630,788
Biotechnology 2.0%
ACADIA Pharmaceuticals,
Inc.* 47,817 794,240
Blueprint Medicines Corp.* 19,508 1,726,653
Exelixis, Inc.* 29,200 1,078,064
Incyte Corp.* 56,004 3,391,042
Natera, Inc.* 4,202 594,205
7,584,204
Broadline Retail 3.4%
Amazon.com, Inc.* 50,398 9,588,723
Coupang, Inc.* 155,976 3,420,554
13,009,277
Building Products 1.5%
Builders FirstSource, Inc.* 8,159 1,019,385
Lennox International, Inc. 8,225 4,612,827
5,632,212
Capital Markets 2.3%
Houlihan Lokey, Inc., Class
A(a) 30,071 4,856,466
Moelis & Co., Class A 33,552 1,958,095
MSCI, Inc., Class A 3,806 2,152,293
8,966,854
Chemicals 0.0%
†
Innospec, Inc. 1,206 114,269
Commercial Services & Supplies 2.3%
Cintas Corp. 4,589 943,177
Rollins, Inc. 39,557 2,137,265
Tetra Tech, Inc.(a) 141,581 4,141,244
Veralto Corp. 17,484 1,703,816
8,925,502
Communications Equipment 1.7%
Arista Networks, Inc.* 74,451 5,768,464
Ubiquiti, Inc.(a) 2,044 633,926
6,402,390
Construction & Engineering 2.2%
Comfort Systems USA, Inc. 14,358 4,628,014
EMCOR Group, Inc. 9,122 3,371,765
Fluor Corp.* 11,952 428,121
8,427,900
Consumer Finance 1.4%
Ally Financial, Inc.(a) 147,379 5,374,912
Electronic Equipment, Instruments & Components 1.6%
Jabil, Inc. 27,109 3,688,722
Zebra Technologies Corp.,
Class A* 8,076 2,281,954
5,970,676
Entertainment 4.2%
Live Nation Entertainment,
Inc.* 28,298 3,695,153
Common Stocks
Shares Value ($)
Entertainment
ROBLOX Corp., Class A* 44,045 2,567,383
Roku, Inc., Class A* 35,299 2,486,461
Spotify Technology SA* 13,596 7,478,208
16,227,205
Financial Services 1.5%
Mastercard, Inc., Class A 8,746 4,793,857
Visa, Inc., Class A(a) 3,099 1,086,076
5,879,933
Food Products 1.0%
Freshpet, Inc.* 13,377 1,112,565
Pilgrim's Pride Corp.*(a) 49,145 2,678,894
3,791,459
Ground Transportation 0.7%
ArcBest Corp. 10,305 727,327
Lyft, Inc., Class A* 167,441 1,987,524
Old Dominion Freight Line, Inc. 95 15,718
Werner Enterprises, Inc. 2,720 79,696
2,810,265
Health Care Equipment & Supplies 3.6%
Align Technology, Inc.* 16,414 2,607,528
Edwards Lifesciences Corp.* 80,985 5,869,793
GE HealthCare Technologies,
Inc. 64,530 5,208,216
13,685,537
Health Care Providers & Services 3.3%
Elevance Health, Inc. 225 97,866
McKesson Corp. 10,647 7,165,325
Molina Healthcare, Inc.*(a) 16,500 5,434,935
12,698,126
Hotels, Restaurants & Leisure 4.7%
Airbnb, Inc., Class A* 27,438 3,277,743
Booking Holdings, Inc. 1,826 8,412,218
Domino's Pizza, Inc.(a) 6,690 3,073,721
Wingstop, Inc. 13,593 3,066,309
17,829,991
Household Durables 0.6%
Cavco Industries, Inc.* 2,653 1,378,578
SharkNinja, Inc.*(a) 12,472 1,040,290
2,418,868
Household Products 0.0%
†
Central Garden & Pet Co.,
Class A* 1,240 40,585
Insurance 2.0%
Everest Group Ltd. 4,125 1,498,736
Kinsale Capital Group, Inc. 1,769 860,990
RLI Corp.(a) 29,942 2,405,241
Selective Insurance Group,
Inc. 29,893 2,736,405
7,501,372
Interactive Media & Services 6.5%
Alphabet, Inc., Class C 72,291 11,294,023
Meta Platforms, Inc., Class A 18,569 10,702,429
TripAdvisor, Inc.* 149,063 2,112,223
Yelp, Inc., Class A* 14,505 537,120
24,645,795
IT Services 2.3%
DigitalOcean Holdings, Inc.* 42,023 1,403,148

30 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 12,289 2,074,875
VeriSign, Inc.* 20,392 5,176,917
8,654,940
Machinery 2.2%
Atmus Filtration Technologies,
Inc. 58,326 2,142,314
Franklin Electric Co., Inc. 3,748 351,862
Illinois Tool Works, Inc.(a) 23,976 5,946,288
8,440,464
Media 0.9%
Trade Desk, Inc. (The), Class
A* 61,328 3,355,868
Oil, Gas & Consumable Fuels 0.1%
Matador Resources Co. 5,423 277,061
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 36,435 3,351,291
Pharmaceuticals 2.2%
Corcept Therapeutics, Inc.* 57,045 6,515,680
Eli Lilly & Co. 2,243 1,852,516
8,368,196
Professional Services 1.8%
Insperity, Inc. 33,692 3,006,337
KBR, Inc. 68,212 3,397,640
TriNet Group, Inc. 7,340 581,621
6,985,598
Semiconductors & Semiconductor Equipment 6.9%
Broadcom, Inc. 20,261 3,392,299
Lam Research Corp. 101,840 7,403,768
Monolithic Power Systems,
Inc. 5,391 3,126,672
NVIDIA Corp. 72,568 7,864,920
Teradyne, Inc. 38,518 3,181,587
Universal Display Corp. 10,228 1,426,602
26,395,848
Software 14.5%
Adobe, Inc.* 20,945 8,033,036
Appfolio, Inc., Class A* 4,046 889,715
Atlassian Corp., Class A* 22,172 4,705,120
Blackbaud, Inc.* 6,150 381,608
Dropbox, Inc., Class A* 205,437 5,487,222
Manhattan Associates, Inc.* 9,461 1,637,132
Microsoft Corp. 44,915 16,860,642
Nutanix, Inc., Class A* 52,627 3,673,891
Palo Alto Networks, Inc.*(a) 44,080 7,521,811
Pegasystems, Inc. 25,045 1,741,128
RingCentral, Inc., Class A* 30,223 748,322
Teradata Corp.*(a) 4,540 102,059
UiPath, Inc., Class A*(a) 234,997 2,420,469
Workiva, Inc., Class A* 12,430 943,561
55,145,716
Specialty Retail 3.0%
Boot Barn Holdings, Inc.*(a) 10,939 1,175,177
O'Reilly Automotive, Inc.*(a) 2,192 3,140,215
Tractor Supply Co.(a) 86,810 4,783,231
Williams-Sonoma, Inc. 14,236 2,250,712
11,349,335
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 11.8%
Apple, Inc. 202,459 44,972,218
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.*(a) 34,306 3,835,754
Total Common Stocks
(cost $325,251,851) 371,458,942
Repurchase Agreements 7.7%
Principal
Amount ($)
Bank of America NA,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $2,040,000.
(b) 2,000,000 2,000,000
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,608,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$5,100,000.(b) 5,000,000 5,000,000
BofA Securities, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $3,183,016,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$3,246,281.(b) 3,182,628 3,182,628

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 31
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $1,000,844,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$1,020,001.(b) 1,000,000 1,000,000
ING Financial Services LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $10,001,208,
collateralized by U.S.
Government Agency
Securities, 2.00%,
maturing 7/1/2051;
total market value
$10,200,000.(b) 10,000,000 10,000,000
MetLife, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $1,020,532.(b) 1,000,000 1,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $29,182,628) 29,182,628
Total Investments
(cost $354,434,479) — 105.0% 400,641,570
Liabilities in excess of other assets — (5.0)% (19,235,189)
NET ASSETS — 100.0%
$ 381,406,381
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $34,410,707, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,182,628 and by $5,672,290 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/30/2025 - 8/15/2054, a total value of
$34,854,918.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $29,182,628.

32 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of March 31, 2025:
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 13,690 6,571 6,571
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 9,777 17,012 17,012
Akero Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,708 10,546 10,546
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 65,235 24,137 24,137
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 188,716 50,953 50,953
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 58,009 2,320 2,320
Avidity Biosciences,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,121 75,132 75,132
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,196 23,172 23,172
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 21,161 14,178 14,178
Boot Barn Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,235 4,026 4,026
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 27,195 14,685 14,685
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,508 648 648
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,893 13,957 13,957
Central Garden &
Pet Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,234 753 753
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,236 14,137 14,137
Cleanspark, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 23,856 11,212 11,212
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 9,058 34,058 34,058
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 58,895 70,085 70,085
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 726 182 182

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Doximity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 29,228 14,029 14,029
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 37,262 29,064 29,064
Edgewise
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 49,159 62,432 62,432
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 730 2,438 2,438
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 34,350 7,557 7,557
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 69,619 41,771 41,771
Freshworks, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 74,670 31,361 31,361
Impinj, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,335 20,169 20,169
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 12,336 20,971 20,971
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,772 764 764
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 324,372 29,193 29,193
KB Home OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 3,055 1,191 1,191
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 62,954 62,324 62,324
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 43,633 124,354 124,354
LCI Industries OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,441 163 163
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,230 9,569 9,569
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,287 2,000 2,000
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 5,123 28,433 28,433
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 466 164 164

34 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 136,215 40,864 40,864
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,982 6,572 6,572
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 123,984 15,590 15,590
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 20,865 52,163 52,163
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 698 4,565 4,565
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 61,942 89,816 89,816
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 200,802 108,433 108,433
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,264 15,120 15,120
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,453 34,916 34,916
PAR Technology
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 30,408 3,041 3,041
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 21,472 2,601 2,601
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 15,704 17,588 17,588
PROCEPT
BioRobotics Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 30,567 54,715 54,715
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,140 9,433 9,433
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 37,568 72,318 72,318
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 52,593 104,660 104,660
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 5,658 2,829 2,829
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,918 1,860 1,860
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,800 4,002 4,002

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,206 1,067 1,067
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 22,179 63,654 63,654
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 38,117 125,024 125,024
Sweetgreen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 47,291 24,118 24,118
Tidewater, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,964 43,987 43,987
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,795 33,099 33,099
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 16,445 12,992 12,992
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 20,911 3,764 3,764
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,924 1,184 1,184
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 82,200 78,090 78,090
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 332,173 63,113 63,113
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 324,385 22,201 22,201
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 28,020 888,234 888,234
Warby Parker, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 39,666 17,453 17,453
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 62,457 17,488 17,488
Wingstop, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,249 4,161 4,161
– –
Total unrealized appreciation 2,916,426 2,916,426
– –
10X Genomics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 137,037 (58,926) (58,926)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 66,226 (30,464) (30,464)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 10,420 (6,356) (6,356)

36 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alamo Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 277 (729) (729)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,142 (3,079) (3,079)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 49,000 (120,540) (120,540)
American Tower
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 4,142 (8,450) (8,450)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 18,471 (8,173) (8,173)
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,758 (10,861) (10,861)
ArcBest Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,106 (3,103) (3,103)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 12,825 (5,900) (5,900)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 3,851 (22,259) (22,259)
Atmus Filtration
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/30/2025 39,544 (30,844) (30,844)
Aurora Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 39,274 (1,571) (1,571)
Axos Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 30,480 (30,175) (30,175)
Blackbaud, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 8,246 (495) (495)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 12,562 (2,638) (2,638)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,367 (17,307) (17,307)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 46,129 (90,874) (90,874)
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 79,604 (21,493) (21,493)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 56,016 (24,087) (24,087)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 19,634 (4,123) (4,123)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,586 (14,497) (14,497)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,412 (2,991) (2,991)
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 4,420 (2,431) (2,431)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 34,811 (13,924) (13,924)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,923 (15,508) (15,508)
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,106 (1,516) (1,516)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 43,803 (51,907) (51,907)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 16,506 (23,273) (23,273)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 52,744 (2,110) (2,110)
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 20,962 (838) (838)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 12,939 (776) (776)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,464 (549) (549)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,373 (618) (618)
LiveRamp Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,935 (8,787) (8,787)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 29,359 (137,400) (137,400)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 17,757 (7,813) (7,813)
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 2,548 (17,963) (17,963)
MGE Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 19,217 (9,609) (9,609)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 42,164 (108,783) (108,783)

38 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Mueller Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 2,942 (588) (588)
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 17,980 (9,529) (9,529)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 10,041 (12,150) (12,150)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 314,425 (402,393) (402,393)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 13,931 (14,210) (14,210)
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 20,000 (3,300) (3,300)
Palantir
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 65,490 (94,961) (94,961)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 38,087 (4,570) (4,570)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,847 (8,637) (8,637)
Rapid7, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,024 (14,066) (14,066)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,849 (35,518) (35,518)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 37,676 (29,387) (29,387)
Simply Good Foods
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 11,922 (1,073) (1,073)
SiTime Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,020 (3,229) (3,229)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,307 (17,154) (17,154)
Ubiquiti, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 853 (111) (111)
Universal Display
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 10,367 (54,323) (54,323)
VSE Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,603 (25,546) (25,546)
Werner Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,710 (171) (171)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Workiva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,292 (17,743) (17,743)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 10,558 (1,900) (1,900)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 57,795 (6,357) (6,357)
– –
Total unrealized depreciation (1,680,656) (1,680,656)
– –
Net unrealized appreciation 1,235,770 1,235,770
Financing Costs of Swap Contracts (113,514) (113,514)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,122,256 1,122,256
OBFR Overnight Bank Funding Rate

40 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 371,458,942 $ – $ – $ 371,458,942
Repurchase Agreements – 29,182,628 – 29,182,628
Total Return Swaps† – 2,916,426 – 2,916,426
Total Assets $ 371,458,942 $ 32,099,054 $ – $ 403,557,996
Liabilities:
Total Return Swaps† $ – $ (1,794,170) $ – $ (1,794,170)
Total Liabilities $ – $ (1,794,170) $ – $ (1,794,170)
Total $ 371,458,942 $ 30,304,884 $ – $ 401,763,826
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,916,426
Total $ 2,916,426

42 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,794,170)
Total $ (1,794,170)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Invesco Small Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks 94.7%
Shares Value ($)
Aerospace & Defense 4.8%
Curtiss-Wright Corp. 8,746 2,774,843
Embraer SA, ADR-BR* 51,808 2,393,530
Karman Holdings, Inc.* 21,596 721,738
Loar Holdings, Inc.*(a) 22,671 1,601,706
Rocket Lab USA, Inc.*(a) 63,068 1,127,656
8,619,473
Automobile Components 0.7%
Modine Manufacturing Co.*(a) 15,430 1,184,253
Banks 1.0%
Bancorp, Inc. (The)* 33,993 1,796,190
Biotechnology 6.6%
ADMA Biologics, Inc.* 46,400 920,576
Blueprint Medicines Corp.* 14,245 1,260,825
Bridgebio Pharma, Inc.*(a) 31,425 1,086,362
Cytokinetics, Inc.*(a) 10,502 422,075
Halozyme Therapeutics,
Inc.*(a) 21,422 1,366,938
Insmed, Inc.*(a) 24,385 1,860,332
Janux Therapeutics, Inc.*(a) 7,027 189,729
Krystal Biotech, Inc.*(a) 3,845 693,254
Merus NV* 14,159 595,952
SpringWorks Therapeutics,
Inc.* 12,852 567,159
Twist Bioscience Corp.*(a) 36,648 1,438,800
Vaxcyte, Inc.*(a) 11,467 432,994
Vericel Corp.*(a) 23,263 1,037,995
11,872,991
Broadline Retail 1.8%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 27,415 3,190,009
Building Products 1.3%
AAON, Inc.(a) 16,985 1,327,038
AZEK Co., Inc. (The), Class A* 21,413 1,046,882
2,373,920
Capital Markets 6.1%
Cohen & Steers, Inc.(a) 11,210 899,602
Evercore, Inc., Class A 9,668 1,930,893
Hamilton Lane, Inc., Class A(a) 19,725 2,932,516
Piper Sandler Cos. 6,054 1,499,334
StepStone Group, Inc., Class
A 72,340 3,778,318
11,040,663
Commercial Services & Supplies 2.5%
Casella Waste Systems, Inc.,
Class A*(a) 31,531 3,516,022
Clean Harbors, Inc.* 4,535 893,848
4,409,870
Construction & Engineering 3.3%
Comfort Systems USA, Inc. 4,582 1,476,916
Construction Partners, Inc.,
Class A*(a) 24,508 1,761,390
Primoris Services Corp. 28,532 1,638,022
Sterling Infrastructure, Inc.* 9,644 1,091,797
5,968,125
Consumer Finance 0.5%
Upstart Holdings, Inc.* 20,208 930,174
Common Stocks
Shares Value ($)
Diversified Consumer Services 2.0%
Duolingo, Inc., Class A* 11,610 3,605,369
Electrical Equipment 0.4%
Powell Industries, Inc.(a) 4,534 772,276
Electronic Equipment, Instruments & Components 4.2%
Celestica, Inc.* 44,431 3,501,607
Coherent Corp.* 15,546 1,009,557
Itron, Inc.* 11,041 1,156,655
PAR Technology Corp.*(a) 29,992 1,839,710
7,507,529
Energy Equipment & Services 2.6%
Archrock, Inc. 83,396 2,188,311
TechnipFMC plc(a) 80,819 2,561,154
4,749,465
Financial Services 2.4%
Mr. Cooper Group, Inc.* 28,320 3,387,072
Paymentus Holdings, Inc.,
Class A* 35,485 926,159
4,313,231
Health Care Equipment & Supplies 5.2%
Glaukos Corp.*(a) 18,964 1,866,437
Inspire Medical Systems,
Inc.*(a) 10,243 1,631,505
Integer Holdings Corp.* 15,947 1,881,905
Lantheus Holdings, Inc.* 6,509 635,278
Merit Medical Systems, Inc.* 24,621 2,602,686
PROCEPT BioRobotics
Corp.*(a) 12,287 715,841
9,333,652
Health Care Providers & Services 7.6%
Alignment Healthcare, Inc.* 43,502 810,007
BrightSpring Health Services,
Inc.*(a) 100,068 1,810,230
Concentra Group Holdings
Parent, Inc.(a) 29,511 640,389
Encompass Health Corp. 42,274 4,281,511
GeneDx Holdings Corp., Class
A*(a) 11,560 1,023,812
Guardant Health, Inc.* 16,370 697,362
HealthEquity, Inc.*(a) 29,336 2,592,422
RadNet, Inc.*(a) 35,456 1,762,872
13,618,605
Health Care Technology 1.1%
Waystar Holding Corp.*(a) 51,680 1,930,765
Hotels, Restaurants & Leisure 4.9%
Dutch Bros, Inc., Class A* 14,526 896,835
Planet Fitness, Inc., Class
A*(a) 20,622 1,992,291
Shake Shack, Inc., Class A*(a) 21,753 1,917,962
Sweetgreen, Inc., Class A*(a) 56,339 1,409,602
Texas Roadhouse, Inc., Class
A 15,477 2,578,933
8,795,623
Household Durables 0.6%
Taylor Morrison Home Corp.,
Class A* 17,291 1,038,152

44 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.7%
Talen Energy Corp.*(a) 6,741 1,345,976
Life Sciences Tools & Services 1.0%
Repligen Corp.*(a) 14,264 1,814,951
Machinery 7.5%
Crane Co. 18,259 2,796,914
Esab Corp.(a) 24,403 2,842,949
Federal Signal Corp. 22,532 1,657,229
Flowserve Corp. 33,340 1,628,326
Mueller Water Products, Inc.,
Class A(a) 81,853 2,080,703
SPX Technologies, Inc.* 19,784 2,547,783
13,553,904
Metals & Mining 3.3%
ATI, Inc.* 28,657 1,491,024
Carpenter Technology Corp.(a) 24,580 4,453,404
5,944,428
Office REITs 1.1%
Highwoods Properties, Inc. 32,273 956,572
SL Green Realty Corp.(a) 17,891 1,032,311
1,988,883
Personal Care Products 1.1%
BellRing Brands, Inc.* 27,540 2,050,628
Pharmaceuticals 0.4%
Axsome Therapeutics, Inc.* 6,254 729,404
Semiconductors & Semiconductor Equipment 4.3%
Astera Labs, Inc.* 14,830 884,906
MACOM Technology Solutions
Holdings, Inc.* 27,136 2,723,912
Silicon Laboratories, Inc.*(a) 7,106 799,922
SiTime Corp.*(a) 13,910 2,126,422
Tower Semiconductor Ltd.* 33,541 1,196,072
7,731,234
Software 13.4%
Alkami Technology, Inc.*(a) 40,022 1,050,578
Appfolio, Inc., Class A*(a) 7,039 1,547,876
Braze, Inc., Class A*(a) 25,302 912,896
Cellebrite DI Ltd.* 57,410 1,115,476
Clearwater Analytics Holdings,
Inc., Class A* 114,445 3,067,126
Commvault Systems, Inc.* 13,400 2,113,984
CyberArk Software Ltd.* 11,271 3,809,598
Intapp, Inc.*(a) 37,779 2,205,538
nCino, Inc.*(a) 41,649 1,144,098
Pegasystems, Inc. 28,284 1,966,304
Q2 Holdings, Inc.*(a) 36,171 2,894,042
Vertex, Inc., Class A*(a) 41,634 1,457,606
Workiva, Inc., Class A*(a) 9,735 738,984
24,024,106
Specialty Retail 1.0%
Boot Barn Holdings, Inc.* 11,890 1,277,343
RH*(a) 2,550 597,745
1,875,088
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1.3%
Applied Industrial
Technologies, Inc. 10,315 2,324,382
Total Common Stocks
(cost $155,142,549) 170,433,319
Repurchase Agreements 3.8%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,608,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,761,041,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$1,796,043.(b) 1,760,827 1,760,827
Total Repurchase Agreements
(cost $6,760,827) 6,760,827
Total Investments
(cost $161,903,376) — 98.5% 177,194,146
Other assets in excess of liabilities — 1.5% 2,743,865
NET ASSETS — 100.0%
$ 179,938,011
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $51,362,717, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,760,827 and by $46,401,390 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$53,162,217.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $6,760,827.
ADR American Depositary Receipt
BR Brazil
REIT Real Estate Investment Trust

NVIT Invesco Small Cap Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

46 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 170,433,319 $ – $ – $ 170,433,319
Repurchase Agreements – 6,760,827 – 6,760,827
Total $ 170,433,319 $ 6,760,827 $ – $ 177,194,146
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks 97.6%
Shares Value ($)
Aerospace & Defense 1.4%
AerSale Corp.* 1,846 13,827
Cadre Holdings, Inc.(a) 56,896 1,684,691
Huntington Ingalls Industries,
Inc.(a) 2,004 408,896
V2X, Inc.* 10,485 514,289
2,621,703
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A(a) 4,260 158,344
Radiant Logistics, Inc.* 4,328 26,617
184,961
Automobile Components 2.3%
American Axle &
Manufacturing Holdings,
Inc.* 91,840 373,789
Cooper-Standard Holdings,
Inc.* 11,100 170,052
Dana, Inc.(a) 94,322 1,257,312
Dorman Products, Inc.*(a) 19,182 2,312,198
Phinia, Inc. 1,941 82,357
Stoneridge, Inc.* 8,009 36,761
4,232,469
Banks 10.8%
1st Source Corp. 470 28,111
Amalgamated Financial Corp. 6,503 186,961
Amerant Bancorp, Inc., Class
A 15,162 312,944
Banc of California, Inc. 44,620 633,158
Bank of NT Butterfield & Son
Ltd. (The) 14,340 558,113
Bank7 Corp. 360 13,946
BankUnited, Inc. 48,150 1,658,286
BayCom Corp. 860 21,646
BCB Bancorp, Inc. 3,196 31,512
Berkshire Hills Bancorp, Inc. 28,744 749,931
Business First Bancshares,
Inc. 5,756 140,159
Byline Bancorp, Inc. 4,874 127,504
Capital Bancorp, Inc. 2,375 67,284
Capital City Bank Group, Inc. 3,672 132,045
Central Pacific Financial Corp. 11,316 305,985
Chemung Financial Corp. 500 23,785
Civista Bancshares, Inc. 3,867 75,561
CNB Financial Corp. 3,380 75,205
Community Trust Bancorp, Inc. 6,849 344,916
ConnectOne Bancorp, Inc.(a) 5,702 138,616
FB Financial Corp. 14,242 660,259
First Bancorp 90,266 1,730,399
First Bank 1,000 14,810
First Business Financial
Services, Inc. 401 18,907
First Commonwealth Financial
Corp. 6,050 94,017
First Financial Corp. 5,964 292,117
First Foundation, Inc.(a) 1,000 5,190
First Internet Bancorp 3,677 98,470
First Savings Financial Group,
Inc. 103 2,653
Flushing Financial Corp. 12,995 165,036
FS Bancorp, Inc. 1,120 42,571
Common Stocks
Shares Value ($)
Banks
Great Southern Bancorp, Inc.
(a) 1,259 69,711
Guaranty Bancshares, Inc. 3,052 122,172
Hanmi Financial Corp. 19,973 452,588
HarborOne Bancorp, Inc. 23,385 242,502
HBT Financial, Inc.(a) 3,264 73,146
Hilltop Holdings, Inc. 33,375 1,016,269
Home Bancorp, Inc. 843 37,766
HomeStreet, Inc.* 7,005 82,239
HomeTrust Bancshares, Inc. 4,289 147,027
Independent Bank Corp. 8,927 274,862
Investar Holding Corp.(a) 257 4,526
Kearny Financial Corp. 36,195 226,581
Live Oak Bancshares, Inc. 1,360 36,258
Mercantile Bank Corp. 1,860 80,798
Metropolitan Bank Holding
Corp.*(a) 2,740 153,413
Midland States Bancorp, Inc. 7,844 134,289
MVB Financial Corp. 85 1,472
NBT Bancorp, Inc.(a) 4,680 200,772
Nicolet Bankshares, Inc. 1,528 166,491
Northeast Community
Bancorp, Inc. 4,785 112,160
Northfield Bancorp, Inc. 26,211 285,962
Northrim Bancorp, Inc. 2,505 183,416
OceanFirst Financial Corp. 12,100 205,821
OFG Bancorp 31,207 1,248,904
Orange County Bancorp, Inc. 2,100 49,119
Origin Bancorp, Inc.(a) 1,840 63,793
Peapack-Gladstone Financial
Corp. 5,163 146,629
Primis Financial Corp. 5,470 53,442
QCR Holdings, Inc. 5,879 419,290
RBB Bancorp 3,770 62,205
Red River Bancshares, Inc. 100 5,165
Republic Bancorp, Inc., Class
A(a) 1,200 76,584
Sierra Bancorp 2,845 79,319
SmartFinancial, Inc. 1,332 41,398
South Plains Financial, Inc. 2,905 96,214
Southern First Bancshares,
Inc.* 196 6,452
Texas Capital Bancshares,
Inc.* 24,976 1,865,707
Third Coast Bancshares, Inc.* 7,537 251,510
Tompkins Financial Corp. 3,661 230,570
Towne Bank(a) 5,177 177,002
TriCo Bancshares 3,820 152,685
Trustmark Corp. 1,745 60,185
UMB Financial Corp. 3,474 351,221
United Bankshares, Inc. 16,180 560,961
Unity Bancorp, Inc. 2,900 118,030
Veritex Holdings, Inc. 9,140 228,226
Westamerica Bancorp 5,620 284,541
19,689,490
Beverages 0.0%
†
Zevia PBC, Class A* 6,275 13,554
Biotechnology 1.5%
Anika Therapeutics, Inc.* 6,037 90,736
CareDx, Inc.*(a) 35,162 624,125
Caribou Biosciences, Inc.*(a) 125,584 114,671

48 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Enanta Pharmaceuticals, Inc.* 15,179 83,788
Entrada Therapeutics, Inc.*(a) 12,550 113,452
Fate Therapeutics, Inc.*(a) 97,966 77,403
Foghorn Therapeutics, Inc.*(a) 1,500 5,475
Generation Bio Co.* 2,500 1,013
Ironwood Pharmaceuticals,
Inc., Class A* 19,749 29,031
iTeos Therapeutics, Inc.* 45,356 270,775
Kodiak Sciences, Inc.*(a) 25,384 71,202
Kyverna Therapeutics, Inc.*(a) 1,093 2,109
Lyell Immunopharma, Inc.* 3,600 1,937
MacroGenics, Inc.* 8,938 11,351
Organogenesis Holdings, Inc.,
Class A*(a) 4,138 17,876
PMV Pharmaceuticals, Inc.* 2,132 2,324
Sage Therapeutics, Inc.* 30,363 241,386
Travere Therapeutics, Inc.*(a) 17,998 322,524
Vanda Pharmaceuticals, Inc.* 28,945 132,858
Verve Therapeutics, Inc.*(a) 18,604 85,020
Voyager Therapeutics, Inc.*(a) 12,881 43,538
Xencor, Inc.*(a) 31,337 333,426
Zentalis Pharmaceuticals, Inc.* 6,386 10,154
2,686,174
Broadline Retail 1.0%
1stdibs.com, Inc.*(a) 7,323 22,262
Ollie's Bargain Outlet
Holdings, Inc.*(a) 15,709 1,827,899
1,850,161
Building Products 4.4%
American Woodmark Corp.* 17,775 1,045,703
AZEK Co., Inc. (The), Class A* 47,043 2,299,932
CSW Industrials, Inc.(a) 6,678 1,946,771
Hayward Holdings, Inc.* 180,477 2,512,240
Insteel Industries, Inc.(a) 6,520 171,476
JELD-WEN Holding, Inc.* 4,300 25,671
8,001,793
Capital Markets 1.1%
SEI Investments Co.(a) 2,860 222,022
Virtus Investment Partners,
Inc. 10,871 1,873,725
2,095,747
Chemicals 4.2%
AdvanSix, Inc. 4,920 111,438
American Vanguard Corp. 25,941 114,140
Ashland, Inc. 25,056 1,485,570
Core Molding Technologies,
Inc.* 6,300 95,760
Element Solutions, Inc. 161,026 3,640,798
Huntsman Corp. 9,380 148,110
Koppers Holdings, Inc. 6,242 174,776
Kronos Worldwide, Inc.(a) 19,055 142,532
Origin Materials, Inc.*(a) 8,219 5,454
Quaker Chemical Corp.(a) 11,702 1,446,484
Rayonier Advanced Materials,
Inc.* 58,404 335,823
Valhi, Inc. 1,103 17,924
7,718,809
Commercial Services & Supplies 1.3%
Ennis, Inc. 7,107 142,780
Enviri Corp.* 26,259 174,622
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc.* 25,350 255,528
Steelcase, Inc., Class A 57,458 629,740
UniFirst Corp. 6,833 1,188,942
2,391,612
Communications Equipment 0.8%
ADTRAN Holdings, Inc.* 1,750 15,260
Aviat Networks, Inc.* 18,257 349,987
NETGEAR, Inc.* 35,011 856,369
Ribbon Communications, Inc.* 41,120 161,190
1,382,806
Construction & Engineering 0.9%
Great Lakes Dredge & Dock
Corp.* 2,700 23,490
Matrix Service Co.* 12,029 149,521
Orion Group Holdings, Inc.*(a) 37,083 193,944
Primoris Services Corp. 3,558 204,265
Tutor Perini Corp.* 48,085 1,114,610
1,685,830
Consumer Finance 1.8%
Bread Financial Holdings, Inc. 31,367 1,570,859
Green Dot Corp., Class A* 47,586 401,626
LendingTree, Inc.* 8,581 431,367
PROG Holdings, Inc. 27,596 734,053
Regional Management Corp. 4,180 125,860
3,263,765
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The) 17,303 742,818
Maplebear, Inc.*(a) 5,003 199,569
PriceSmart, Inc. 4,380 384,783
SpartanNash Co. 19,396 392,963
1,720,133
Containers & Packaging 0.2%
AptarGroup, Inc. 1,450 215,151
Greif, Inc., Class A 2,750 151,223
366,374
Diversified REITs 0.1%
Alpine Income Property Trust,
Inc. 4,850 81,092
Armada Hoffler Properties, Inc. 5,774 43,363
124,455
Diversified Telecommunication Services 0.3%
ATN International, Inc. 10,367 210,554
Bandwidth, Inc., Class A*(a) 24,702 323,596
534,150
Electronic Equipment, Instruments & Components 3.1%
ePlus, Inc.* 43,265 2,640,463
Insight Enterprises, Inc.* 9,838 1,475,602
Jabil, Inc. 2,661 362,082
Methode Electronics, Inc. 1,462 9,328
PC Connection, Inc. 6,167 384,944
Rogers Corp.* 5,934 400,723
ScanSource, Inc.* 11,168 379,824
SmartRent, Inc., Class A*(a) 27,006 32,677
5,685,643
Energy Equipment & Services 0.6%
DMC Global, Inc.*(a) 8,297 69,861
Kodiak Gas Services, Inc. 12,418 463,191

NVIT Multi-Manager Small Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Energy Equipment & Services
NPK International, Inc.* 29,900 173,719
Oil States International, Inc.* 2,453 12,633
Ranger Energy Services, Inc.,
Class A 16,808 238,506
RPC, Inc. 23,300 128,150
1,086,060
Entertainment 0.6%
Eventbrite, Inc., Class A* 7,568 15,968
Madison Square Garden
Entertainment Corp., Class
A* 18,651 610,634
Playstudios, Inc.* 13,740 17,450
Playtika Holding Corp. 8,882 45,920
Roku, Inc., Class A* 5,375 378,615
1,068,587
Financial Services 1.5%
Enact Holdings, Inc. 23,263 808,389
Jack Henry & Associates, Inc.
(a) 1,167 213,094
Jackson Financial, Inc., Class
A 5,594 468,666
Marqeta, Inc., Class A* 34,400 141,728
Merchants Bancorp(a) 6,550 242,350
Onity Group, Inc.* 3,757 121,426
Paysafe Ltd.*(a) 29,909 469,272
Radian Group, Inc. 11,085 366,581
2,831,506
Food Products 1.3%
Calavo Growers, Inc. 3,226 77,392
Dole plc 31,664 457,545
Fresh Del Monte Produce, Inc. 1,069 32,957
Lancaster Colony Corp.(a) 9,583 1,677,025
Limoneira Co.(a) 1,650 29,238
Pilgrim's Pride Corp.*(a) 2,832 154,372
2,428,529
Gas Utilities 0.3%
Northwest Natural Holding Co. 7,984 341,077
Southwest Gas Holdings, Inc. 2,640 189,552
530,629
Ground Transportation 2.6%
Covenant Logistics Group,
Inc., Class A 14,716 326,695
Heartland Express, Inc. 26,938 248,368
Landstar System, Inc. 13,783 2,070,207
Lyft, Inc., Class A* 86,434 1,025,971
Marten Transport Ltd. 23,900 327,908
Ryder System, Inc. 1,175 168,977
Werner Enterprises, Inc. 18,969 555,792
4,723,918
Health Care Equipment & Supplies 2.3%
ICU Medical, Inc.* 22,744 3,158,232
Inogen, Inc.* 24,800 176,824
OraSure Technologies, Inc.* 76,035 256,238
Varex Imaging Corp.* 50,775 588,990
Zimvie, Inc.* 7,237 78,159
4,258,443
Health Care Providers & Services 4.9%
Addus HomeCare Corp.* 47,551 4,702,318
Common Stocks
Shares Value ($)
Health Care Providers & Services
Aveanna Healthcare Holdings,
Inc.* 12,042 65,268
Chemed Corp. 320 196,902
DocGo, Inc.*(a) 327,286 864,035
Ensign Group, Inc. (The)(a) 23,602 3,054,099
8,882,622
Health Care REITs 0.0%
†
Diversified Healthcare Trust(a) 9,186 22,046
Health Care Technology 0.1%
HealthStream, Inc. 4,482 144,231
Hotel & Resort REITs 2.2%
Apple Hospitality REIT, Inc.(a) 57,700 744,907
Chatham Lodging Trust 22,612 161,223
RLJ Lodging Trust(a) 76,922 606,915
Summit Hotel Properties, Inc.
(a) 31,900 172,579
Sunstone Hotel Investors, Inc. 144,882 1,363,340
Xenia Hotels & Resorts, Inc. 77,896 916,057
3,965,021
Hotels, Restaurants & Leisure 2.1%
Life Time Group Holdings,
Inc.* 47,878 1,445,916
Wyndham Hotels & Resorts,
Inc. 26,292 2,379,689
3,825,605
Household Durables 3.5%
Cricut, Inc., Class A(a) 10,400 53,560
Flexsteel Industries, Inc.(a) 1,826 66,667
GoPro, Inc., Class A*(a) 73,867 48,966
Helen of Troy Ltd.* 7,490 400,640
Hooker Furnishings Corp. 1,098 11,024
KB Home(a) 20,207 1,174,431
Landsea Homes Corp.*(a) 25,671 164,808
La-Z-Boy, Inc. 9,520 372,137
Meritage Homes Corp. 25,484 1,806,306
Sonos, Inc.* 45,650 487,086
Taylor Morrison Home Corp.,
Class A* 20,529 1,232,561
Traeger, Inc.* 8,758 14,713
Tri Pointe Homes, Inc.* 17,253 550,716
Universal Electronics, Inc.* 3,420 20,930
6,404,545
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Industrial REITs 0.0%
†
Plymouth Industrial REIT, Inc.
(a) 400 6,520
Insurance 7.5%
Bowhead Specialty Holdings,
Inc.*(a) 8,819 358,492
CNO Financial Group, Inc. 35,392 1,474,077
Donegal Group, Inc., Class
A(a) 5,895 115,719
eHealth, Inc.* 9,000 60,120
Employers Holdings, Inc. 15,485 784,161

50 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
Fidelis Insurance Holdings Ltd.
(a) 49,262 798,044
Genworth Financial, Inc.,
Class A* 40,694 288,521
Globe Life, Inc. 2,430 320,080
Greenlight Capital Re Ltd.,
Class A* 4,124 55,880
Hamilton Insurance Group
Ltd., Class B* 4,576 94,861
Heritage Insurance Holdings,
Inc.* 32,603 470,135
Horace Mann Educators Corp.
(a) 1,320 56,404
James River Group Holdings
Ltd. 23,940 100,548
Mercury General Corp.(a) 10,968 613,111
Reinsurance Group of
America, Inc. 5,551 1,092,992
RLI Corp.(a) 1,706 137,043
Safety Insurance Group, Inc. 4,890 385,723
Selectquote, Inc.* 24,564 82,044
Skyward Specialty Insurance
Group, Inc.* 65,108 3,445,515
United Fire Group, Inc. 7,353 216,619
Universal Insurance Holdings,
Inc. 15,116 358,249
White Mountains Insurance
Group Ltd.(a) 1,220 2,349,488
13,657,826
Interactive Media & Services 0.1%
Nextdoor Holdings, Inc.* 54,700 83,691
Outbrain, Inc.*(a) 20,963 78,192
Travelzoo* 1,700 23,171
185,054
IT Services 0.2%
Rackspace Technology,
Inc.*(a) 81,300 137,397
Unisys Corp.* 50,791 233,131
370,528
Leisure Products 1.1%
American Outdoor Brands,
Inc.* 1,398 17,000
Funko, Inc., Class A*(a) 17,055 116,997
Johnson Outdoors, Inc., Class
A(a) 3,059 75,986
Latham Group, Inc.* 29,482 189,569
MasterCraft Boat Holdings,
Inc.*(a) 5,871 101,099
Solo Brands, Inc., Class A*(a) 6,211 1,042
YETI Holdings, Inc.*(a) 42,864 1,418,798
1,920,491
Life Sciences Tools & Services 0.1%
Codexis, Inc.*(a) 39,456 106,136
Cytek Biosciences, Inc.* 9,800 39,298
Personalis, Inc.* 766 2,689
148,123
Machinery 3.0%
Albany International Corp.,
Class A 2,970 205,049
Common Stocks
Shares Value ($)
Machinery
Astec Industries, Inc. 11,871 408,956
Donaldson Co., Inc. 4,552 305,257
Graco, Inc. 5,054 422,059
Hillman Solutions Corp.* 318,466 2,799,316
Kennametal, Inc. 2,080 44,304
L B Foster Co., Class A* 1,500 29,520
Lindsay Corp. 2,079 263,035
Manitowoc Co., Inc. (The)* 31,542 270,946
Mayville Engineering Co., Inc.* 8,851 118,869
Shyft Group, Inc. (The)(a) 8,986 72,697
Wabash National Corp. 34,700 383,435
Worthington Enterprises, Inc. 3,580 179,322
5,502,765
Marine Transportation 0.1%
Golden Ocean Group Ltd.(a) 18,450 147,231
Media 0.5%
iHeartMedia, Inc., Class A* 52,800 87,120
Scholastic Corp. 27,918 527,092
Stagwell, Inc., Class A*(a) 65,153 394,176
1,008,388
Metals & Mining 2.0%
Caledonia Mining Corp. plc(a) 3,850 48,087
Coeur Mining, Inc.*(a) 108,500 642,320
Commercial Metals Co. 7,494 344,799
Olympic Steel, Inc. 10,194 321,315
Reliance, Inc. 586 169,207
Ryerson Holding Corp.(a) 23,693 543,991
SSR Mining, Inc.* 61,383 615,671
SunCoke Energy, Inc. 74,948 689,522
Worthington Steel, Inc.(a) 7,900 200,107
3,575,019
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Angel Oak Mortgage REIT, Inc. 1,400 13,342
Multi-Utilities 0.8%
Avista Corp. 34,600 1,448,702
Office REITs 0.6%
Easterly Government
Properties, Inc., Class A 93,722 993,453
Orion Properties, Inc.(a) 44,900 96,086
1,089,539
Oil, Gas & Consumable Fuels 1.7%
Amplify Energy Corp.* 6,798 25,425
Berry Corp. 50,600 162,426
BKV Corp.* 1,600 33,600
Excelerate Energy, Inc., Class
A 21,010 602,567
Teekay Tankers Ltd., Class A 26,405 1,010,519
World Kinect Corp.(a) 47,011 1,333,232
3,167,769
Paper & Forest Products 0.5%
Clearwater Paper Corp.* 12,743 323,290
Louisiana-Pacific Corp. 6,148 565,493
888,783
Passenger Airlines 0.6%
Allegiant Travel Co.(a) 22,222 1,147,766
Personal Care Products 1.6%
Herbalife Ltd.* 66,117 570,590
Interparfums, Inc.(a) 16,881 1,922,239

NVIT Multi-Manager Small Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Personal Care Products
Medifast, Inc.*(a) 6,121 82,511
Nature's Sunshine Products,
Inc.* 4,838 60,717
USANA Health Sciences, Inc.* 10,214 275,472
2,911,529
Pharmaceuticals 1.6%
Atea Pharmaceuticals, Inc.* 8,566 25,612
Biote Corp., Class A* 6,506 21,665
Ligand Pharmaceuticals,
Inc.*(a) 6,849 720,104
Nektar Therapeutics, Class A* 91,696 62,353
Pacira BioSciences, Inc.*(a) 64,949 1,613,983
Phibro Animal Health Corp.,
Class A 12,640 269,991
Terns Pharmaceuticals, Inc.* 4,736 13,071
Theravance Biopharma,
Inc.*(a) 13,003 116,117
2,842,896
Professional Services 4.0%
Barrett Business Services, Inc. 3,020 124,273
Conduent, Inc.* 120,866 326,338
Forrester Research, Inc.* 1,100 10,164
FTI Consulting, Inc.* 1,296 212,648
Heidrick & Struggles
International, Inc.(a) 8,227 352,362
IBEX Holdings Ltd.* 11,223 273,280
ICF International, Inc. 10,459 888,701
KBR, Inc. 5,166 257,319
Kelly Services, Inc., Class A 20,337 267,838
Mistras Group, Inc.* 9,800 103,684
Resources Connection, Inc. 35,391 231,457
Skillsoft Corp.* 1,000 19,240
TrueBlue, Inc.* 21,068 111,871
Verra Mobility Corp., Class A* 179,546 4,041,581
7,220,756
Real Estate Management & Development 1.9%
Cushman & Wakefield plc*(a) 243,301 2,486,536
Douglas Elliman, Inc.* 5,273 9,069
Forestar Group, Inc.* 14,198 300,146
Howard Hughes Holdings,
Inc.* 3,526 261,206
Kennedy-Wilson Holdings, Inc.
(a) 6,700 58,156
Newmark Group, Inc., Class A 3,227 39,273
Opendoor Technologies,
Inc.*(a) 92,400 94,248
RE/MAX Holdings, Inc., Class
A* 9,769 81,766
RMR Group, Inc. (The), Class
A 6,824 113,620
3,444,020
Residential REITs 0.1%
Equity LifeStyle Properties,
Inc. 3,268 217,976
NexPoint Residential Trust,
Inc. 620 24,508
242,484
Retail REITs 1.3%
Curbline Properties Corp.(a) 8,760 211,905
Common Stocks
Shares Value ($)
Retail REITs
InvenTrust Properties Corp. 32,506 954,701
Macerich Co. (The) 26,836 460,774
Phillips Edison & Co., Inc.(a) 15,027 548,335
Whitestone REIT 9,635 140,382
2,316,097
Semiconductors & Semiconductor Equipment 0.5%
Ambarella, Inc.* 17,980 904,934
Amkor Technology, Inc. 4,540 81,992
986,926
Software 2.5%
CS Disco, Inc.* 8,147 33,321
Dropbox, Inc., Class A*(a) 33,477 894,171
E2open Parent Holdings,
Inc.*(a) 69,957 139,914
Life360, Inc.*(a) 6,000 230,340
Meridianlink, Inc.*(a) 128,257 2,376,602
ON24, Inc.* 3,808 19,802
Rimini Street, Inc.* 1,730 6,020
Telos Corp.* 11,079 26,368
UiPath, Inc., Class A*(a) 53,168 547,630
Xperi, Inc.*(a) 31,237 241,150
4,515,318
Specialized REITs 0.1%
Uniti Group, Inc. 24,100 121,464
Specialty Retail 3.1%
1-800-Flowers.com, Inc.,
Class A*(a) 29,100 171,690
America's Car-Mart, Inc.*(a) 32,279 1,465,144
BARK, Inc.*(a) 64,675 89,898
Foot Locker, Inc.* 73,391 1,034,813
Genesco, Inc.* 15,793 335,285
Haverty Furniture Cos., Inc. 14,984 295,485
Lands' End, Inc.*(a) 12,050 122,669
Sleep Number Corp.*(a) 24,608 156,015
Sonic Automotive, Inc., Class
A(a) 17,951 1,022,489
Sportsman's Warehouse
Holdings, Inc.* 15,200 15,110
Stitch Fix, Inc., Class A* 128,369 417,199
ThredUp, Inc., Class A* 16,500 39,765
Winmark Corp. 509 161,796
Zumiez, Inc.* 24,954 371,565
5,698,923
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.(a) 25,611 123,701
Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co.(a) 3,000 227,070
Movado Group, Inc. 18,919 316,325
Superior Group of Cos., Inc. 3,954 43,257
586,652
Trading Companies & Distributors 2.8%
Beacon Roofing Supply, Inc.* 26,492 3,277,060
BlueLinx Holdings, Inc.*(a) 4,710 353,156
Boise Cascade Co. 1,957 191,962
DNOW, Inc.* 57,015 973,816
Hudson Technologies, Inc.* 26,272 162,098
Watsco, Inc.(a) 365 185,530
5,143,622

52 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Water Utilities 0.6%
American States Water Co. 7,539 593,169
California Water Service
Group 8,740 423,540
1,016,709
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.(a) 10,607 174,379
Total Common Stocks
(cost $168,356,363) 178,044,693
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 5.3%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $3,000,365,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $6,571,428,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$6,702,041.(b) 6,570,628 6,570,628
Total Repurchase Agreements
(cost $9,570,628) 9,570,628
Total Investments
(cost $177,933,100) — 102.9% 187,615,321
Liabilities in excess of other assets — (2.9)% (5,331,501)
NET ASSETS — 100.0%
$ 182,283,820
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $33,085,207, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,570,628 and by $24,575,581 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 2/15/2055, a total value of
$34,146,209.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $9,570,628.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

54 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,621,703 $ – $ – $ 2,621,703
Air Freight & Logistics 184,961 – – 184,961
Automobile Components 4,232,469 – – 4,232,469
Banks 19,689,491 – – 19,689,491
Beverages 13,554 – – 13,554
Biotechnology 2,686,174 – – 2,686,174
Broadline Retail 1,850,161 – – 1,850,161
Building Products 8,001,793 – – 8,001,793
Capital Markets 2,095,747 – – 2,095,747
Chemicals 7,718,809 – – 7,718,809
Commercial Services & Supplies 2,391,612 – – 2,391,612
Communications Equipment 1,382,806 – – 1,382,806
Construction & Engineering 1,685,830 – – 1,685,830
Consumer Finance 3,263,765 – – 3,263,765
Consumer Staples Distribution & Retail 1,720,133 – – 1,720,133
Containers & Packaging 366,374 – – 366,374
Diversified REITs 124,455 – – 124,455
Diversified Telecommunication Services 534,150 – – 534,150
Electronic Equipment, Instruments &
Components 5,685,643 – – 5,685,643
Energy Equipment & Services 1,086,060 – – 1,086,060
Entertainment 1,068,587 – – 1,068,587
Financial Services 2,831,506 – – 2,831,506
Food Products 2,428,529 – – 2,428,529
Gas Utilities 530,628 – – 530,628
Ground Transportation 4,723,918 – – 4,723,918
Health Care Equipment & Supplies 4,258,443 – – 4,258,443
Health Care Providers & Services 8,882,622 – – 8,882,622
Health Care REITs 22,046 – – 22,046
Health Care Technology 144,231 – – 144,231
Hotel & Resort REITs 3,965,021 – – 3,965,021
Hotels, Restaurants & Leisure 3,825,605 – – 3,825,605
Household Durables 6,404,545 – – 6,404,545
Independent Power and Renewable
Electricity Producers – – – –
Industrial REITs 6,520 – – 6,520
Insurance 13,657,827 – – 13,657,827
Interactive Media & Services 185,054 – – 185,054
IT Services 370,528 – – 370,528
Leisure Products 1,920,491 – – 1,920,491
Life Sciences Tools & Services 148,123 – – 148,123
Machinery 5,502,765 – – 5,502,765
Marine Transportation 147,231 – – 147,231
Media 1,008,387 – – 1,008,387
Metals & Mining 3,575,019 – – 3,575,019
Mortgage Real Estate Investment Trusts
(REITs) 13,342 – – 13,342
Multi-Utilities 1,448,702 – – 1,448,702
Office REITs 1,089,539 – – 1,089,539
Oil, Gas & Consumable Fuels 3,167,769 – – 3,167,769
Paper & Forest Products 888,783 – – 888,783
Passenger Airlines 1,147,766 – – 1,147,766
Personal Care Products 2,911,529 – – 2,911,529
Pharmaceuticals 2,842,896 – – 2,842,896
Professional Services 7,220,756 – – 7,220,756
Real Estate Management & Development 3,444,020 – – 3,444,020
Residential REITs 242,484 – – 242,484
Retail REITs 2,316,097 – – 2,316,097

NVIT Multi-Manager Small Cap Value Fund - March 31, 2025 (Unaudited) - Statement of Investments - 55
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 986,926 $ – $ – $ 986,926
Software 4,515,318 – – 4,515,318
Specialized REITs 121,464 – – 121,464
Specialty Retail 5,698,923 – – 5,698,923
Technology Hardware, Storage &
Peripherals 123,701 – – 123,701
Textiles, Apparel & Luxury Goods 586,652 – – 586,652
Trading Companies & Distributors 5,143,622 – – 5,143,622
Water Utilities 1,016,709 – – 1,016,709
Wireless Telecommunication Services 174,379 – – 174,379
Total Common Stocks $ 178,044,693 $ – $ – $ 178,044,693
Repurchase Agreements – 9,570,628 – 9,570,628
Rights – – – –
Total $ 178,044,693 $ 9,570,628 $ – $ 187,615,321
As of March 31, 2025, the Fund held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 97.4%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.4%
Banks 0.3%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 1,031,925
Insurance 0.1%
Hamilton Insurance Group Ltd.,
Class B * 13,077 271,086
1,303,011
BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR * 35,426 1,636,681
CANADA 1.4%
Electronic Equipment, Instruments & Components 0.7%
Celestica, Inc. * 30,399 2,395,745
Metals & Mining 0.2%
SSR Mining, Inc. * 51,900 520,557
Oil, Gas & Consumable Fuels 0.5%
Teekay Tankers Ltd., Class A 47,112 1,802,976
4,719,278
ISRAEL 0.5%
Semiconductors & Semiconductor Equipment 0.3%
Tower Semiconductor Ltd. *(a) 22,702 809,554
Software 0.2%
Cellebrite DI Ltd. * 38,645 750,872
1,560,426
NETHERLANDS 0.1%
Biotechnology 0.1%
Merus NV * 9,640 405,748
NORWAY 0.2%
Marine Transportation 0.1%
Golden Ocean Group Ltd. 53,039 423,252
Oil, Gas & Consumable Fuels 0.1%
SFL Corp. Ltd. 42,427 347,901
771,153
PUERTO RICO 1.7%
Banks 1.7%
First Bancorp 170,917 3,276,479
OFG Bancorp 61,143 2,446,943
5,723,422
SOUTH AFRICA 0.0%
†
Metals & Mining 0.0%
†
Caledonia Mining Corp. plc (a) 7,888 98,521
THAILAND 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
BKV Corp. * 3,000 63,000
UNITED KINGDOM 1.0%
Energy Equipment & Services 0.5%
TechnipFMC plc 55,815 1,768,778
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 0.5%
Fidelis Insurance Holdings Ltd. 93,597 1,516,271
3,285,049
UNITED STATES 91.6%
Aerospace & Defense 1.6%
Curtiss-Wright Corp. 6,190 1,963,900
Karman Holdings, Inc. * 14,906 498,159
Loar Holdings, Inc. *(a) 14,898 1,052,544
Rocket Lab USA, Inc. *(a) 43,159 771,683
V2X, Inc. *(a) 18,917 927,879
5,214,165
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A 9,234 343,228
Radiant Logistics, Inc. * 18,440 113,406
456,634
Automobile Components 1.3%
American Axle & Manufacturing
Holdings, Inc. *(a) 191,692 780,186
Cooper-Standard Holdings, Inc.
*(a) 17,086 261,758
Dana, Inc. 166,041 2,213,326
Modine Manufacturing Co. *(a) 10,545 809,329
Phinia, Inc. 5,146 218,345
Stoneridge, Inc. * 12,190 55,952
4,338,896
Banks 9.9%
1st Source Corp. 1,300 77,753
Amalgamated Financial Corp. 11,632 334,420
Amerant Bancorp, Inc., Class A 23,104 476,867
Banc of California, Inc. 84,700 1,201,893
Bancorp, Inc. (The) *(a) 22,261 1,176,271
Bank7 Corp. 2,940 113,896
BankUnited, Inc. 91,549 3,152,948
Bankwell Financial Group, Inc. 1,851 55,863
BayCom Corp. 2,023 50,919
BCB Bancorp, Inc. 7,431 73,270
Berkshire Hills Bancorp, Inc. 52,714 1,375,308
Business First Bancshares, Inc. 7,174 174,687
Byline Bancorp, Inc. 13,352 349,288
Capital Bancorp, Inc. 1,992 56,433
Capital City Bank Group, Inc. 6,687 240,465
Central Pacific Financial Corp. 23,426 633,439
Chemung Financial Corp. 881 41,909
Civista Bancshares, Inc. 5,763 112,609
Community Trust Bancorp, Inc. 12,640 636,550
ConnectOne Bancorp, Inc. 10,158 246,941
Eastern Bankshares, Inc. 12,750 209,100
Enterprise Financial Services
Corp. 8,706 467,860
FB Financial Corp. 22,565 1,046,113
First Bank 1,200 17,772
First Business Financial Services,
Inc. 2,511 118,394
First Commonwealth Financial
Corp. 11,350 176,379
First Financial Corp. 9,106 446,012
First Foundation, Inc. 1,332 6,913
First Internet Bancorp 7,101 190,165
First Savings Financial Group, Inc. 1,238 31,891
Flushing Financial Corp. 33,178 421,361
FS Bancorp, Inc. 2,350 89,324

NVIT Multi-Manager Small Company Fund - March 31, 2025 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Great Southern Bancorp, Inc. (a) 2,833 156,863
Guaranty Bancshares, Inc. (a) 4,215 168,726
Hanmi Financial Corp. 37,728 854,916
HarborOne Bancorp, Inc. 36,551 379,034
HBT Financial, Inc. 6,368 142,707
Hilltop Holdings, Inc. 61,777 1,881,110
Home Bancorp, Inc. 1,500 67,200
HomeStreet, Inc. * 15,053 176,722
HomeTrust Bancshares, Inc. 8,347 286,135
Independent Bank Corp. 16,000 492,640
Kearny Financial Corp. 72,748 455,402
Live Oak Bancshares, Inc. 4,271 113,865
Mercantile Bank Corp. 3,127 135,837
Metropolitan Bank Holding Corp. * 5,794 324,406
Midland States Bancorp, Inc. 14,801 253,393
MVB Financial Corp. 963 16,679
NBT Bancorp, Inc. 8,780 376,662
Nicolet Bankshares, Inc. (a) 2,700 294,192
Northeast Community Bancorp,
Inc. 3,660 85,790
Northfield Bancorp, Inc. 51,292 559,596
Northrim Bancorp, Inc. 4,095 299,836
OceanFirst Financial Corp. 33,317 566,722
Orange County Bancorp, Inc. 4,698 109,886
Origin Bancorp, Inc. (a) 3,880 134,520
Peapack-Gladstone Financial
Corp. 15,401 437,388
Primis Financial Corp. 10,029 97,983
QCR Holdings, Inc. 13,607 970,451
RBB Bancorp (a) 10,692 176,418
Red River Bancshares, Inc. 200 10,330
Republic Bancorp, Inc., Class A 2,590 165,294
Sierra Bancorp 3,626 101,093
South Plains Financial, Inc. 5,592 185,207
Southern First Bancshares, Inc. * 1,278 42,072
Texas Capital Bancshares, Inc. * 50,098 3,742,321
Third Coast Bancshares, Inc. * 15,732 524,977
Tompkins Financial Corp. 8,527 537,030
Towne Bank (a) 7,741 264,665
TriCo Bancshares 10,263 410,212
Trustmark Corp. 3,080 106,229
UMB Financial Corp. 8,293 838,422
United Bankshares, Inc. 33,140 1,148,964
Unity Bancorp, Inc. 6,548 266,504
Westamerica Bancorp 10,585 535,919
32,697,331
Beverages 0.0%
†
Zevia PBC, Class A * 14,900 32,184
Biotechnology 4.0%
ADMA Biologics, Inc. * 31,306 621,111
Anika Therapeutics, Inc. * 11,924 179,218
Blueprint Medicines Corp. *(a) 9,742 862,264
Bridgebio Pharma, Inc. * 21,377 739,003
CareDx, Inc. * 71,511 1,269,320
Caribou Biosciences, Inc. * 227,830 208,032
Cytokinetics, Inc. *(a) 7,107 285,630
Enanta Pharmaceuticals, Inc. * 17,826 98,400
Entrada Therapeutics, Inc. * 21,950 198,428
Fate Therapeutics, Inc. * 193,162 152,617
Foghorn Therapeutics, Inc. * 4,000 14,600
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Generation Bio Co. * 2,016 816
Halozyme Therapeutics, Inc. *(a) 14,647 934,625
Insmed, Inc. *(a) 17,022 1,298,607
Ironwood Pharmaceuticals, Inc.,
Class A * 32,847 48,285
iTeos Therapeutics, Inc. * 85,520 510,554
Janux Therapeutics, Inc. *(a) 4,675 126,225
Kodiak Sciences, Inc. * 47,774 134,006
Krystal Biotech, Inc. *(a) 2,645 476,894
Kyverna Therapeutics, Inc. * 4,488 8,662
Lyell Immunopharma, Inc. * 13,779 7,413
MacroGenics, Inc. * 16,463 20,908
Organogenesis Holdings, Inc.,
Class A * 7,100 30,672
PMV Pharmaceuticals, Inc. * 3,096 3,375
Sage Therapeutics, Inc. * 64,690 514,286
SpringWorks Therapeutics, Inc.
*(a) 8,662 382,254
Travere Therapeutics, Inc. *(a) 40,712 729,559
Twist Bioscience Corp. *(a) 24,503 961,988
Vanda Pharmaceuticals, Inc. * 86,269 395,975
Vaxcyte, Inc. *(a) 8,178 308,801
Vericel Corp. *(a) 15,611 696,563
Verve Therapeutics, Inc. * 33,808 154,503
Xencor, Inc. * 64,435 685,588
Zentalis Pharmaceuticals, Inc. * 51,403 81,731
Zymeworks, Inc. *(a) 9,504 113,193
13,254,106
Broadline Retail 0.7%
1stdibs.com, Inc. * 6,323 19,222
Ollie's Bargain Outlet Holdings,
Inc. *(a) 18,677 2,173,256
2,192,478
Building Products 0.6%
AAON, Inc. (a) 11,607 906,855
AZEK Co., Inc. (The), Class A * 15,979 781,213
Insteel Industries, Inc. (a) 14,209 373,697
2,061,765
Capital Markets 2.4%
Cohen & Steers, Inc. (a) 7,770 623,543
Evercore, Inc., Class A 6,662 1,330,535
Hamilton Lane, Inc., Class A (a) 13,924 2,070,081
Piper Sandler Cos. (a) 4,145 1,026,551
SEI Investments Co. (a) 5,446 422,773
StepStone Group, Inc., Class A 50,167 2,620,221
8,093,704
Chemicals 0.6%
AdvanSix, Inc. 8,140 184,371
American Vanguard Corp. 37,512 165,053
Core Molding Technologies, Inc. * 10,889 165,513
Huntsman Corp. 17,400 274,746
Koppers Holdings, Inc. 14,838 415,464
Kronos Worldwide, Inc. 32,831 245,576
Origin Materials, Inc. *(a) 14,396 9,553
Rayonier Advanced Materials,
Inc. * 93,880 539,810
Valhi, Inc. 2,068 33,605
2,033,691
Commercial Services & Supplies 1.7%
Casella Waste Systems, Inc.,
Class A * 20,869 2,327,103

58 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
Clean Harbors, Inc. * 3,130 616,923
Ennis, Inc. 10,760 216,168
Enviri Corp. * 37,983 252,587
Healthcare Services Group, Inc. * 83,101 837,658
Steelcase, Inc., Class A 119,178 1,306,191
5,556,630
Communications Equipment 0.8%
Aviat Networks, Inc. * 36,574 701,124
NETGEAR, Inc. * 63,704 1,558,199
Ribbon Communications, Inc. * 82,425 323,106
2,582,429
Construction & Engineering 2.1%
Arcosa, Inc. (a) 2,110 162,723
Comfort Systems USA, Inc. 3,184 1,026,299
Construction Partners, Inc., Class
A *(a) 16,951 1,218,268
Great Lakes Dredge & Dock Corp.
* 5,251 45,684
MasTec, Inc. *(a) 978 114,142
Matrix Service Co. * 21,442 266,524
Orion Group Holdings, Inc. * 65,531 342,727
Primoris Services Corp. 18,946 1,087,690
Sterling Infrastructure, Inc. * 6,636 751,262
Tutor Perini Corp. * 89,344 2,070,994
7,086,313
Consumer Finance 2.1%
Ally Financial, Inc. 10,207 372,249
Bread Financial Holdings, Inc. 57,993 2,904,290
Green Dot Corp., Class A * 88,254 744,864
LendingTree, Inc. * 13,522 679,751
PROG Holdings, Inc. 56,570 1,504,762
Regional Management Corp. 6,022 181,322
Upstart Holdings, Inc. * 13,670 629,230
7,016,468
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The) 32,256 1,384,749
Maplebear, Inc. * 13,546 540,350
PriceSmart, Inc. 8,230 723,006
SpartanNash Co. 36,468 738,842
3,386,947
Containers & Packaging 0.2%
AptarGroup, Inc. 2,252 334,152
Greif, Inc., Class A 4,260 234,257
568,409
Diversified Consumer Services 0.7%
Duolingo, Inc., Class A * 7,913 2,457,303
Diversified REITs 0.1%
Alpine Income Property Trust, Inc. 10,802 180,610
Armada Hoffler Properties, Inc. 12,118 91,006
271,616
Diversified Telecommunication Services 0.3%
ATN International, Inc. 17,865 362,838
Bandwidth, Inc., Class A * 48,027 629,154
991,992
Electrical Equipment 0.2%
Powell Industries, Inc. (a) 3,094 527,001
Electronic Equipment, Instruments & Components 1.8%
Coherent Corp. * 11,341 736,485
Itron, Inc. * 7,392 774,386
Jabil, Inc. 8,363 1,137,953
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
Methode Electronics, Inc. 1,795 11,452
PAR Technology Corp. *(a) 20,614 1,264,464
PC Connection, Inc. 11,608 724,571
Rogers Corp. * 6,580 444,347
ScanSource, Inc. * 28,949 984,555
6,078,213
Energy Equipment & Services 1.2%
Archrock, Inc. 57,061 1,497,280
DMC Global, Inc. *(a) 27,705 233,276
Kodiak Gas Services, Inc. 24,109 899,266
NPK International, Inc. * 66,958 389,026
Oil States International, Inc. * 2,094 10,784
Ranger Energy Services, Inc.,
Class A 24,898 353,303
RPC, Inc. 91,456 503,008
3,885,943
Entertainment 0.4%
Eventbrite, Inc., Class A * 13,831 29,183
Madison Square Garden
Entertainment Corp., Class A * 15,240 498,958
Playstudios, Inc. * 19,110 24,270
Playtika Holding Corp. 14,502 74,975
Roku, Inc., Class A * 10,345 728,702
1,356,088
Financial Services 2.5%
Enact Holdings, Inc. 46,258 1,607,466
Jack Henry & Associates, Inc. (a) 2,191 400,077
Jackson Financial, Inc., Class A 10,290 862,096
Merchants Bancorp 9,852 364,524
Mr. Cooper Group, Inc. * 18,900 2,260,440
Onity Group, Inc. * 6,188 199,996
Paymentus Holdings, Inc., Class
A * 24,261 633,212
Paysafe Ltd. * 57,058 895,240
Radian Group, Inc. 34,107 1,127,918
8,350,969
Food Products 0.9%
Calavo Growers, Inc. 6,604 158,430
Cal-Maine Foods, Inc. (a) 16,914 1,537,483
Dole plc 58,830 850,094
Fresh Del Monte Produce, Inc. 992 30,583
Limoneira Co. (a) 4,677 82,876
Pilgrim's Pride Corp. *(a) 5,322 290,102
2,949,568
Gas Utilities 0.7%
Northwest Natural Holding Co. 7,414 316,726
Southwest Gas Holdings, Inc. 27,533 1,976,869
2,293,595
Ground Transportation 1.5%
Covenant Logistics Group, Inc.,
Class A 34,026 755,377
Heartland Express, Inc. 61,771 569,529
Landstar System, Inc. (a) 940 141,188
Lyft, Inc., Class A * 159,082 1,888,303
Marten Transport Ltd. 45,000 617,400
Ryder System, Inc. 951 136,763
Werner Enterprises, Inc. 35,320 1,034,876
5,143,436
Health Care Equipment & Supplies 2.4%
Glaukos Corp. * 12,736 1,253,477
Inogen, Inc. * 47,221 336,686

NVIT Multi-Manager Small Company Fund - March 31, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies
Inspire Medical Systems, Inc. *(a) 7,039 1,121,172
Integer Holdings Corp. * 10,748 1,268,371
Lantheus Holdings, Inc. *(a) 4,455 434,808
Merit Medical Systems, Inc. * 17,018 1,798,972
OraSure Technologies, Inc. * 151,953 512,082
PROCEPT BioRobotics Corp. *(a) 8,387 488,627
Varex Imaging Corp. * 56,308 653,173
Zimvie, Inc. * 12,327 133,132
8,000,500
Health Care Providers & Services 3.0%
Alignment Healthcare, Inc. * 29,839 555,602
Aveanna Healthcare Holdings,
Inc. * 22,359 121,186
BrightSpring Health Services, Inc.
*(a) 68,579 1,240,594
Chemed Corp. 601 369,807
Concentra Group Holdings Parent,
Inc. (a) 20,057 435,237
Encompass Health Corp. 28,946 2,931,651
GeneDx Holdings Corp., Class A * 7,752 686,556
Guardant Health, Inc. * 11,136 474,394
HealthEquity, Inc. *(a) 20,393 1,802,129
RadNet, Inc. * 23,945 1,190,545
9,807,701
Health Care REITs 0.0%
†
Diversified Healthcare Trust 12,000 28,800
Health Care Technology 0.5%
HealthStream, Inc. 8,134 261,752
Waystar Holding Corp. * 35,390 1,322,171
1,583,923
Hotel & Resort REITs 2.3%
Apple Hospitality REIT, Inc. (a) 109,300 1,411,063
Chatham Lodging Trust (a) 32,407 231,062
RLJ Lodging Trust (a) 200,935 1,585,377
Summit Hotel Properties, Inc. (a) 65,134 352,375
Sunstone Hotel Investors, Inc. 262,833 2,473,258
Xenia Hotels & Resorts, Inc. 149,042 1,752,734
7,805,869
Hotels, Restaurants & Leisure 2.6%
Dutch Bros, Inc., Class A * 9,939 613,634
Life Time Group Holdings, Inc. * 91,576 2,765,595
Planet Fitness, Inc., Class A *(a) 13,990 1,351,574
Shake Shack, Inc., Class A *(a) 15,036 1,325,724
Sweetgreen, Inc., Class A *(a) 38,394 960,618
Texas Roadhouse, Inc., Class A 10,571 1,761,446
8,778,591
Household Durables 4.2%
Cricut, Inc., Class A 20,000 103,000
Ethan Allen Interiors, Inc. 18,201 504,168
Flexsteel Industries, Inc. 4,604 168,092
GoPro, Inc., Class A * 150,621 99,847
Helen of Troy Ltd. *(a) 26,535 1,419,357
Hooker Furnishings Corp. 2,153 21,616
KB Home (a) 37,984 2,207,630
Landsea Homes Corp. * 42,111 270,353
La-Z-Boy, Inc. (a) 17,720 692,675
Meritage Homes Corp. (a) 49,746 3,525,995
Sonos, Inc. *(a) 81,594 870,608
Taylor Morrison Home Corp.,
Class A * 51,986 3,121,239
Traeger, Inc. * 15,285 25,679
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables
Tri Pointe Homes, Inc. * 23,206 740,736
Universal Electronics, Inc. * 4,475 27,387
13,798,382
Independent Power and Renewable Electricity Producers 0.3%
Talen Energy Corp. *(a) 4,613 921,078
Industrial REITs 0.0%
†
Plymouth Industrial REIT, Inc. 3,627 59,120
Insurance 4.4%
Bowhead Specialty Holdings, Inc.
*(a) 18,698 760,074
CNO Financial Group, Inc. 58,328 2,429,361
Donegal Group, Inc., Class A 13,179 258,704
eHealth, Inc. * 13,643 91,135
Employers Holdings, Inc. 31,578 1,599,110
Genworth Financial, Inc., Class A * 124,202 880,592
Globe Life, Inc. 4,566 601,434
Greenlight Capital Re Ltd., Class
A * 6,971 94,457
Heritage Insurance Holdings, Inc. * 62,395 899,736
James River Group Holdings Ltd. 47,071 197,698
Mercury General Corp. 14,802 827,432
Reinsurance Group of America,
Inc. 10,733 2,113,328
Safety Insurance Group, Inc. 5,340 421,219
Selectquote, Inc. *(a) 44,683 149,241
Skyward Specialty Insurance
Group, Inc. * 34,928 1,848,390
United Fire Group, Inc. 15,979 470,741
Universal Insurance Holdings, Inc. 28,910 685,167
14,327,819
Interactive Media & Services 0.1%
Nextdoor Holdings, Inc. * 92,800 141,984
Outbrain, Inc. * 40,936 152,691
Travelzoo * 3,985 54,316
348,991
IT Services 0.2%
Rackspace Technology, Inc. * 141,404 238,973
Unisys Corp. * 103,363 474,436
713,409
Leisure Products 0.3%
American Outdoor Brands, Inc. * 937 11,394
Funko, Inc., Class A * 29,203 200,333
Johnson Outdoors, Inc., Class A
(a) 5,107 126,858
Latham Group, Inc. * 52,837 339,742
MasterCraft Boat Holdings, Inc.
*(a) 11,195 192,778
Solo Brands, Inc., Class A * 12,458 2,090
873,195
Life Sciences Tools & Services 0.6%
Codexis, Inc. * 93,497 251,507
Cytek Biosciences, Inc. * 70,574 283,002
Personalis, Inc. * 915 3,212
Repligen Corp. *(a) 10,162 1,293,012
1,830,733
Machinery 4.3%
Albany International Corp., Class A 6,400 441,856
Astec Industries, Inc. 18,983 653,964
Crane Co. 12,465 1,909,389
Donaldson Co., Inc. 8,557 573,832

60 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Machinery
Esab Corp. (a) 16,982 1,978,404
Federal Signal Corp. 15,308 1,125,903
Flowserve Corp. 22,964 1,121,562
Graco, Inc. 8,343 696,724
Hyster-Yale, Inc. 3,458 143,645
L B Foster Co., Class A * 2,620 51,562
Lindsay Corp. 2,658 336,290
Manitowoc Co., Inc. (The) * 56,431 484,742
Mayville Engineering Co., Inc. * 16,263 218,412
Mueller Water Products, Inc.,
Class A (a) 53,792 1,367,393
Shyft Group, Inc. (The) 18,039 145,936
SPX Technologies, Inc. * 13,567 1,747,158
Wabash National Corp. (a) 70,226 775,997
Worthington Enterprises, Inc. 10,971 549,537
14,322,306
Media 0.5%
iHeartMedia, Inc., Class A * 97,666 161,149
Scholastic Corp. 47,262 892,307
Stagwell, Inc., Class A * 112,987 683,571
1,737,027
Metals & Mining 2.7%
ATI, Inc. * 19,808 1,030,610
Carpenter Technology Corp. 16,930 3,067,378
Coeur Mining, Inc. *(a) 204,860 1,212,771
Commercial Metals Co. 9,319 428,767
Olympic Steel, Inc. 16,892 532,436
Reliance, Inc. 1,387 400,496
Ryerson Holding Corp. (a) 45,255 1,039,055
SunCoke Energy, Inc. 118,434 1,089,593
Worthington Steel, Inc. (a) 9,312 235,873
9,036,979
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Angel Oak Mortgage REIT, Inc. 2,721 25,931
Multi-Utilities 0.9%
Avista Corp. 71,209 2,981,521
Office REITs 1.0%
Easterly Government Properties,
Inc., Class A 167,937 1,780,131
Highwoods Properties, Inc. (a) 22,170 657,119
Orion Properties, Inc. (a) 83,861 179,463
SL Green Realty Corp. (a) 12,478 719,981
3,336,694
Oil, Gas & Consumable Fuels 1.2%
Amplify Energy Corp. * 64,610 241,641
Berry Corp. 103,809 333,227
Excelerate Energy, Inc., Class A 40,151 1,151,531
World Kinect Corp. 76,251 2,162,478
3,888,877
Paper & Forest Products 0.5%
Clearwater Paper Corp. * 18,606 472,034
Louisiana-Pacific Corp. 11,438 1,052,067
1,524,101
Passenger Airlines 0.6%
Allegiant Travel Co. 40,431 2,088,261
Personal Care Products 0.9%
BellRing Brands, Inc. * 18,944 1,410,570
Herbalife Ltd. * 91,512 789,749
Medifast, Inc. * 11,847 159,698
Nature's Sunshine Products, Inc. * 8,919 111,933
Common Stocks
Shares Value ($)
UNITED STATES
Personal Care Products
USANA Health Sciences, Inc. * 20,338 548,516
3,020,466
Pharmaceuticals 1.8%
Atea Pharmaceuticals, Inc. * 19,705 58,918
Axsome Therapeutics, Inc. * 4,271 498,127
Biote Corp., Class A * 7,600 25,308
Ligand Pharmaceuticals, Inc. * 13,654 1,435,582
Nektar Therapeutics, Class A * 178,135 121,132
Pacira BioSciences, Inc. * 124,354 3,090,196
Phibro Animal Health Corp., Class
A 25,870 552,583
Terns Pharmaceuticals, Inc. * 7,137 19,698
Theravance Biopharma, Inc. * 18,369 164,035
5,965,579
Professional Services 1.2%
Barrett Business Services, Inc. 5,660 232,909
Conduent, Inc. * 204,491 552,126
Forrester Research, Inc. * 2,100 19,404
FTI Consulting, Inc. * 2,605 427,428
Heidrick & Struggles International,
Inc. 15,054 644,763
IBEX Holdings Ltd. * 15,660 381,321
KBR, Inc. 9,375 466,969
Kelly Services, Inc., Class A 43,518 573,132
Mistras Group, Inc. * 18,669 197,518
Resources Connection, Inc. 60,998 398,927
Skillsoft Corp. *(a) 2,000 38,480
TrueBlue, Inc. * 39,672 210,658
4,143,635
Real Estate Management & Development 0.6%
Douglas Elliman, Inc. * 9,836 16,918
Forestar Group, Inc. * 27,034 571,499
Howard Hughes Holdings, Inc. * 4,514 334,397
Kennedy-Wilson Holdings, Inc. 65,172 565,693
Newmark Group, Inc., Class A 4,210 51,236
Opendoor Technologies, Inc. * 212,210 216,454
RE/MAX Holdings, Inc., Class A * 20,684 173,125
RMR Group, Inc. (The), Class A
(a) 13,272 220,979
2,150,301
Residential REITs 0.1%
Equity LifeStyle Properties, Inc. 6,144 409,804
NexPoint Residential Trust, Inc. 854 33,759
443,563
Retail REITs 0.9%
Curbline Properties Corp. (a) 17,649 426,929
InvenTrust Properties Corp. 62,495 1,835,478
Macerich Co. (The) 6,317 108,463
Phillips Edison & Co., Inc. 12,809 467,400
Whitestone REIT 16,850 245,505
3,083,775
Semiconductors & Semiconductor Equipment 1.9%
Ambarella, Inc. * 34,724 1,747,659
Amkor Technology, Inc. 19,160 346,030
Astera Labs, Inc. * 10,215 609,529
MACOM Technology Solutions
Holdings, Inc. * 18,300 1,836,953
Silicon Laboratories, Inc. * 4,786 538,760
SiTime Corp. *(a) 9,132 1,396,009
6,474,940

NVIT Multi-Manager Small Company Fund - March 31, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Software 6.3%
Alkami Technology, Inc. * 27,545 723,056
Appfolio, Inc., Class A *(a) 4,769 1,048,703
Braze, Inc., Class A *(a) 16,964 612,061
Clearwater Analytics Holdings,
Inc., Class A * 78,446 2,102,353
Commvault Systems, Inc. * 9,261 1,461,015
CS Disco, Inc. * 14,425 58,998
CyberArk Software Ltd. * 7,995 2,702,310
Dropbox, Inc., Class A * 64,812 1,731,129
E2open Parent Holdings, Inc. * 175,571 351,142
Intapp, Inc. *(a) 25,722 1,501,650
Life360, Inc. *(a) 8,819 338,561
Meridianlink, Inc. * 28,897 535,461
nCino, Inc. *(a) 28,733 789,296
ON24, Inc. * 6,533 33,972
Ooma, Inc. * 1,545 20,224
Pegasystems, Inc. 20,292 1,410,700
Q2 Holdings, Inc. * 24,630 1,970,646
Rimini Street, Inc. * 3,300 11,484
Telos Corp. * 21,776 51,827
UiPath, Inc., Class A *(a) 94,256 970,837
Vertex, Inc., Class A *(a) 30,673 1,073,862
Workiva, Inc., Class A *(a) 6,698 508,445
Xperi, Inc. *(a) 63,037 486,646
20,494,378
Specialized REITs 0.1%
Uniti Group, Inc. (a) 46,200 232,848
Specialty Retail 2.7%
1-800-Flowers.com, Inc., Class A
*(a) 37,938 223,834
BARK, Inc. *(a) 101,218 140,693
Boot Barn Holdings, Inc. * 8,071 867,068
Foot Locker, Inc. *(a) 143,962 2,029,864
Genesco, Inc. * 30,547 648,513
Haverty Furniture Cos., Inc. (a) 24,978 492,566
Lands' End, Inc. * 16,039 163,277
RH *(a) 1,730 405,529
Sleep Number Corp. * 45,440 288,090
Sonic Automotive, Inc., Class A (a) 32,524 1,852,567
Sportsman's Warehouse Holdings,
Inc. * 29,430 29,256
Stitch Fix, Inc., Class A * 244,081 793,263
ThredUp, Inc., Class A * 30,670 73,915
Winmark Corp. 1,255 398,927
Zumiez, Inc. * 44,450 661,861
9,069,223
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. (a) 93,475 451,484
Textiles, Apparel & Luxury Goods 0.4%
Columbia Sportswear Co. 6,382 483,054
Movado Group, Inc. 36,436 609,209
Rocky Brands, Inc. 1,000 17,370
Superior Group of Cos., Inc. 7,541 82,499
1,192,132
Tobacco 0.2%
Turning Point Brands, Inc. 9,336 554,932
Trading Companies & Distributors 1.7%
Applied Industrial Technologies,
Inc. 6,995 1,576,253
BlueLinx Holdings, Inc. *(a) 9,064 679,619
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors
Boise Cascade Co. 861 84,455
DNOW, Inc. * 153,033 2,613,804
Hudson Technologies, Inc. * 33,800 208,546
Watsco, Inc. 1,082 549,981
5,712,658
Water Utilities 0.6%
American States Water Co. 14,191 1,116,548
California Water Service Group 16,420 795,713
1,912,261
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc. (a) 14,970 246,107
303,845,964
Total Common Stocks
(cost $305,751,744) 323,412,253
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 4.5%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$5,000,608, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054; total
market value $5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$2,071,026, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $2,112,190.(b) 2,070,774 2,070,774
ING Financial Services LLC,
4.35%, dated 3/31/2025, due
4/1/2025, repurchase price
$5,000,604, collateralized
by U.S. Government Agency
Securities, 2.00%, maturing
7/1/2051; total market value
$5,100,000.(b) 5,000,000 5,000,000

62 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.36%, dated
3/31/2025, due 4/1/2025,
repurchase price $2,000,242,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $2,041,063.(b) 2,000,000 2,000,000
Pershing LLC, 4.35%, dated
3/31/2025, due 4/1/2025,
repurchase price $1,000,121,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2025 - 3/20/2075; total
market value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,070,774) 15,070,774
Total Investments
(cost $320,834,593) — 101.9% 338,483,027
Liabilities in excess of other assets — (1.9)% (6,306,866)
NET ASSETS — 100.0%
$332,176,161
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $47,911,945, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,070,774 and by $34,433,142 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$49,503,916.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $15,070,774.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2025 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

64 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 6,850,846 $ – $ – $ 6,850,846
Air Freight & Logistics 456,634 – – 456,634
Automobile Components 4,338,896 – – 4,338,896
Banks 39,452,679 – – 39,452,679
Beverages 32,184 – – 32,184
Biotechnology 13,659,854 – – 13,659,854
Broadline Retail 2,192,478 – – 2,192,478
Building Products 2,061,765 – – 2,061,765
Capital Markets 8,093,704 – – 8,093,704
Chemicals 2,033,691 – – 2,033,691
Commercial Services & Supplies 5,556,630 – – 5,556,630
Communications Equipment 2,582,429 – – 2,582,429
Construction & Engineering 7,086,313 – – 7,086,313
Consumer Finance 7,016,468 – – 7,016,468
Consumer Staples Distribution & Retail 3,386,947 – – 3,386,947
Containers & Packaging 568,409 – – 568,409
Diversified Consumer Services 2,457,303 – – 2,457,303
Diversified REITs 271,616 – – 271,616
Diversified Telecommunication Services 991,992 – – 991,992
Electrical Equipment 527,001 – – 527,001
Electronic Equipment, Instruments &
Components 8,473,958 – – 8,473,958
Energy Equipment & Services 5,654,720 – – 5,654,720
Entertainment 1,356,088 – – 1,356,088
Financial Services 8,350,969 – – 8,350,969
Food Products 2,949,568 – – 2,949,568
Gas Utilities 2,293,595 – – 2,293,595
Ground Transportation 5,143,436 – – 5,143,436
Health Care Equipment & Supplies 8,000,500 – – 8,000,500
Health Care Providers & Services 9,807,701 – – 9,807,701
Health Care REITs 28,800 – – 28,800
Health Care Technology 1,583,923 – – 1,583,923
Hotel & Resort REITs 7,805,869 – – 7,805,869
Hotels, Restaurants & Leisure 8,778,591 – – 8,778,591
Household Durables 13,798,382 – – 13,798,382
Independent Power and Renewable
Electricity Producers 921,078 – – 921,078
Industrial REITs 59,120 – – 59,120
Insurance 16,115,176 – – 16,115,176
Interactive Media & Services 348,991 – – 348,991
IT Services 713,409 – – 713,409
Leisure Products 873,195 – – 873,195
Life Sciences Tools & Services 1,830,733 – – 1,830,733
Machinery 14,322,306 – – 14,322,306
Marine Transportation 423,251 – – 423,251
Media 1,737,027 – – 1,737,027
Metals & Mining 9,656,057 – – 9,656,057
Mortgage Real Estate Investment Trusts
(REITs) 25,931 – – 25,931
Multi-Utilities 2,981,521 – – 2,981,521
Office REITs 3,336,694 – – 3,336,694
Oil, Gas & Consumable Fuels 6,102,755 – – 6,102,755
Paper & Forest Products 1,524,101 – – 1,524,101
Passenger Airlines 2,088,261 – – 2,088,261
Personal Care Products 3,020,466 – – 3,020,466
Pharmaceuticals 5,965,579 – – 5,965,579
Professional Services 4,143,635 – – 4,143,635
Real Estate Management & Development 2,150,301 – – 2,150,301
Residential REITs 443,563 – – 443,563

NVIT Multi-Manager Small Company Fund - March 31, 2025 (Unaudited) - Statement of Investments - 65
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ 3,083,775 $ – $ – $ 3,083,775
Semiconductors & Semiconductor
Equipment 7,284,494 – – 7,284,494
Software 21,245,250 – – 21,245,250
Specialized REITs 232,848 – – 232,848
Specialty Retail 9,069,223 – – 9,069,223
Technology Hardware, Storage &
Peripherals 451,484 – – 451,484
Textiles, Apparel & Luxury Goods 1,192,132 – – 1,192,132
Tobacco 554,932 – – 554,932
Trading Companies & Distributors 5,712,658 – – 5,712,658
Water Utilities 1,912,261 – – 1,912,261
Wireless Telecommunication Services 246,107 – – 246,107
Total Common Stocks $ 323,412,253 $ – $ – $ 323,412,253
Repurchase Agreements – 15,070,774 – 15,070,774
Rights – – – –
Total $ 323,412,253 $ 15,070,774 $ – $ 338,483,027
As of March 31, 2025, the Fund held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Real Estate Fund
Common Stocks 99.0%
Shares Value ($)
Diversified REITs 3.2%
Essential Properties Realty
Trust, Inc. 200,656 6,549,412
Health Care Providers & Services 1.5%
Brookdale Senior Living, Inc.* 490,836 3,072,633
Health Care REITs 16.8%
American Healthcare REIT,
Inc. 140,585 4,259,725
CareTrust REIT, Inc. 125,033 3,573,443
Ventas, Inc. 98,914 6,801,327
Welltower, Inc. 131,042 20,076,945
34,711,440
Hotel & Resort REITs 0.5%
Ryman Hospitality Properties,
Inc. 11,169 1,021,293
Hotels, Restaurants & Leisure 1.5%
Marriott International, Inc.,
Class A 13,138 3,129,472
Industrial REITs 14.0%
EastGroup Properties, Inc. 40,408 7,117,869
First Industrial Realty Trust,
Inc. 37,519 2,024,525
Prologis, Inc. 177,135 19,801,922
28,944,316
Office REITs 4.0%
Cousins Properties, Inc. 87,416 2,578,772
Douglas Emmett, Inc. 65,543 1,048,688
SL Green Realty Corp. 80,840 4,664,468
8,291,928
Residential REITs 19.5%
American Homes 4 Rent,
Class A 117,039 4,425,244
Common Stocks
Shares Value ($)
Residential REITs
AvalonBay Communities, Inc. 47,884 10,276,864
Essex Property Trust, Inc. 40,388 12,381,749
Independence Realty Trust,
Inc. 271,855 5,771,482
Mid-America Apartment
Communities, Inc. 24,988 4,187,489
Sun Communities, Inc. 25,015 3,217,930
40,260,758
Retail REITs 15.9%
Agree Realty Corp. 95,734 7,389,708
Curbline Properties Corp. 129,133 3,123,727
Phillips Edison & Co., Inc. 117,572 4,290,202
Regency Centers Corp. 84,724 6,249,242
Simon Property Group, Inc. 37,383 6,208,569
Tanger, Inc. 159,777 5,398,865
32,660,313
Specialized REITs 22.1%
American Tower Corp. 33,533 7,296,781
Digital Realty Trust, Inc. 20,003 2,866,230
EPR Properties 70,652 3,717,001
Equinix, Inc. 22,783 18,576,119
Iron Mountain, Inc. 25,219 2,169,843
Public Storage 36,869 11,034,523
45,660,497
Total Investments
(cost $162,338,940) — 99.0% 204,302,062
Other assets in excess of liabilities — 1.0% 2,138,365
NET ASSETS — 100.0%
$ 206,440,427
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - March 31, 2025 (Unaudited) - Statement of Investments - 67
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 204,302,062 $ – $ – $ 204,302,062
Total $ 204,302,062 $ – $ – $ 204,302,062
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 8.3%
Principal
Amount ($) Value ($)
Airlines 0.6%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 232,500 218,989
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,647,948 1,531,421
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 137,088 136,840
1,887,250
Automobiles 3.7%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 894,584
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 549,254
Exeter Automobile
Receivables Trust, Series
2024-4A, Class E, 7.65%,
2/17/2032(a) 1,480,000 1,487,339
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 598,999
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 488,860
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class E, 4.43%,
10/16/2028(a) 1,640,000 1,585,451
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,699,200
JPMorgan Chase Bank
NA-CACLN, Series
2021-3, Class F, 3.69%,
2/26/2029(a) 1,000,000 997,497
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 7.00%,
11/15/2027(a)(b) 1,780,000 1,787,244
Prestige Auto Receivables
Trust, Series 2023-
1A, Class D, 6.33%,
4/16/2029(a) 1,374,000 1,392,960
11,481,388
Equipment Loans & Leases 0.6%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 767,569
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Leasing LLC,
Series 2022-1A, Class E,
5.26%, 7/20/2032(a) 940,000 921,413
1,688,982
Financial Services 0.2%
PFP Ltd., Series 2024-
11, Class A, 6.15%,
9/17/2039(a)(b) 556,104 556,799
Other 3.2%
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL3, Class A,
5.50%, 8/15/2034(a)(b) 610,905 609,803
Series 2022-FL1, Class A,
5.80%, 1/15/2037(a)(b) 850,508 849,977
FS Rialto Issuer LLC, Series
2022-FL4, Class A, 6.24%,
1/19/2039(a)(b) 344,408 343,978
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
5.90%, 1/17/2037(a)(b) 1,443,277 1,437,866
MF1, Series 2024-FL16, Class
A, 5.86%, 11/18/2039(a)(b) 1,185,000 1,185,372
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,039,536
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,556,623
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 743,141
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 974,159
9,740,455
Total Asset-Backed Securities
(cost $25,578,072)
25,354,874
Collateralized Mortgage Obligations 9.6%
A&D Mortgage Trust, Series
2023-NQM4, Class B1,
8.07%, 9/25/2068(a)(b) 930,000 939,516
Bellemeade Re Ltd., Series
2021-3A, Class B1, 8.19%,
9/25/2031(a)(b) 2,100,000 2,159,199
Connecticut Avenue Securities
Trust, Series 2023-R03,
Class 2M1, 6.84%,
4/25/2043(a)(b) 587,031 594,739
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 287,601
Eagle RE Ltd., Series 2023-
1, Class M1B, 8.29%,
9/26/2033(a)(b) 2,380,000 2,448,636
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 574,917 427,291

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 11.74%, 11/25/2050(a)
(b) 1,140,000 1,373,284
Series 2020-DNA6, Class
B2, 9.99%, 12/25/2050(a)(b) 2,115,000 2,405,873
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.45%, 10/25/2048(a)
(b) 2,800,000 3,487,602
Series 2019-DNA3, Class
B2, 12.60%, 7/25/2049(a)(b) 1,360,000 1,555,636
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 78,262,229 962,907
FNMA REMIC, Series 2018-
42, Class SB, IO, 1.75%,
6/25/2048(b) 3,010,641 365,984
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 695,512
GNMA REMIC
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,640,464 281,681
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 819,457 140,244
Home RE Ltd., Series 2023-
1, Class M1B, 8.94%,
10/25/2033(a)(b) 570,000 589,679
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 25,396,592 337,371
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 976,497
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 48,446,895 315,510
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 43,427,619 279,926
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 731,489
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.42%, 9/25/2068(a)(b) 1,300,000 1,269,815
Radnor RE Ltd.
Series 2023-1, Class M1A,
7.04%, 7/25/2033(a)(b) 1,325,952 1,334,858
Series 2023-1, Class M1B,
8.69%, 7/25/2033(a)(b) 510,000 528,662
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 433,270
STACR Trust, Series 2018-
HRP2, Class B2, 14.95%,
2/25/2047(a)(b) 2,000,000 2,470,000
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,684,278
Verus Securitization Trust,
Series 2023-5, Class B2,
8.04%, 6/25/2068(a)(b) 340,000 338,417
Total Collateralized Mortgage Obligations
(cost $26,500,855)
29,415,477
Commercial Mortgage-Backed Securities 5.6%
BX Trust, Series 2021-
ARIA, Class D, 6.33%,
10/15/2036(a)(b) 1,700,000 1,691,500
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.46%, 10/10/2048(b) 3,000,000 2,437,239
FHLMC Multifamily Structured
Credit Risk REMIC
Series 2021-MN1, Class
M2, 8.09%, 1/25/2051(a)(b) 1,275,000 1,324,694
Series 2021-MN3, Class
M2, 8.34%, 11/25/2051(a)
(b) 1,615,000 1,678,366
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.53%, 10/15/2036(a)(b) 700,000 691,302
Series 2021-IP, Class E,
7.98%, 10/15/2036(a)(b) 300,000 292,928
HTL Commercial Mortgage
Trust, Series 2024-
T53, Class D, 8.20%,
5/10/2039(a)(b) 990,000 1,012,303
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.32%,
6/15/2049(a)(b) 2,500,000 1,159,832
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.20%, 4/15/2048(a)(b) 2,000,000 1,307,790
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,820,319
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 568,193
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.20%, 10/25/2049(a)(b) 2,136,000 2,161,389
Total Commercial Mortgage-Backed
Securities
(cost $18,827,389) 17,145,855

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks 0.3%
Shares Value ($)
Media 0.0%
†
Diamond Sports Group LLC *∞ 171 3,003
Passenger Airlines 0.3%
Grupo Aeromexico SAB de
CV *^∞ 43,743 819,377
Total Common Stocks
(cost $717,650)
822,380
Corporate Bonds 62.2%
Principal
Amount ($)
Aerospace & Defense 1.2%
Axon Enterprise, Inc.,
6.13%, 3/15/2030(a)(d) 205,000 206,891
6.25%, 3/15/2033(a) 180,000 181,852
Boeing Co. (The),
6.86%, 5/1/2054 2,120,000 2,302,735
7.01%, 5/1/2064(d) 415,000 449,690
Goat Holdco LLC,
6.75%, 2/1/2032(a)(d) 580,000 567,669
3,708,837
Automobiles 2.1%
Hyundai Capital America,
5.68%, 6/26/2028(a) 950,000 969,818
6.50%, 1/16/2029(a)(d) 690,000 724,025
6.20%, 9/21/2030(a) 770,000 805,359
Mercedes-Benz Finance North
America LLC,
5.45%, 4/1/2035(a) 2,610,000 2,600,784
Volkswagen Group of America
Finance LLC,
5.80%, 3/27/2035(a)(d) 1,250,000 1,229,505
6,329,491
Banks 12.4%
Banco Santander SA,
5.44%, 7/15/2031(d) 3,600,000 3,689,711
Barclays plc,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.69%),
7.63%, 3/15/2035(e)(f) 350,000 342,281
CaixaBank SA,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(d)(f) 1,280,000 1,390,131
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(d)(f) 200,000 206,622
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(e)(f) EUR 1,000,000 993,444
Comerica Bank,
(SOFR + 2.61%), 5.33%,
8/25/2033(f) 989,000 956,696
Commonwealth Bank of
Australia,
(SOFR + 0.81%), 5.16%,
3/14/2030(a)(f) 1,495,000 1,499,665
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.32%),
5.93%, 3/14/2046(a)(f) 555,000 549,355
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.29%), 5.29%,
11/19/2030(f) 1,730,000 1,747,922
(SOFR + 1.29%), 5.65%,
3/3/2031(d)(f) 2,190,000 2,211,944
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(e)(f) 1,205,000 1,199,828
ING Groep NV,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,208,000 1,845,148
Intesa Sanpaolo SpA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(f) 1,380,000 1,584,589
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(f) 955,000 1,060,902
Mizuho Financial Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.42%, 5/13/2036(d)(f) 2,855,000 2,874,190
NatWest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(d)(e)(f) 595,000 624,677
Nordea Bank Abp,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,353,015
Regions Financial Corp.,
(SOFR + 2.06%), 5.50%,
9/6/2035(d)(f) 955,000 942,703
Santander Holdings USA, Inc.,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(f) 1,900,000 1,943,904
Societe Generale SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(d)(f) 1,000,000 1,024,214
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d)(f) 2,300,000 2,336,808
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.15%),
5.01%, 10/15/2030(a)(d)(f) 505,000 504,157

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(f) 803,000 833,529
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(d)(f) 890,000 925,254
Sumitomo Mitsui Trust Bank
Ltd.,
(SOFR + 0.99%), 5.31%,
3/13/2030(a)(f) 2,170,000 2,185,342
Truist Financial Corp.,
(SOFR + 2.24%), 4.92%,
7/28/2033(f) 1,360,000 1,298,119
UniCredit SpA,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d)(f) 1,760,000 1,765,855
37,890,005
Capital Markets 2.0%
Jefferies Financial Group, Inc.,
6.20%, 4/14/2034(d) 1,260,000 1,284,350
Morgan Stanley,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(f) 1,310,000 1,284,985
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(f) 695,000 702,562
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(f) 375,000 378,508
Nomura Holdings, Inc.,
5.78%, 7/3/2034(d) 425,000 435,865
UBS Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(d)(f) 1,890,000 1,966,173
6,052,443
Chemicals 0.6%
Methanex US Operations,
Inc.,
6.25%, 3/15/2032(a) 1,945,000 1,894,501
Commercial Services & Supplies 1.1%
Element Fleet Management
Corp.,
5.04%, 3/25/2030(a) 1,815,000 1,815,404
Garda World Security Corp.,
8.38%, 11/15/2032(a)(d) 1,710,000 1,681,288
3,496,692
Consumer Finance 3.7%
Ally Financial, Inc.,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(f) 1,040,000 1,084,791
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc.,
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(f) 1,050,000 1,043,283
Avolon Holdings Funding Ltd.,
6.38%, 5/4/2028(a)(d) 1,665,000 1,723,024
5.38%, 5/30/2030(a) 545,000 545,741
Capital One Financial Corp.,
(SOFR + 2.60%), 5.82%,
2/1/2034(d)(f) 480,000 483,724
Ford Motor Credit Co. LLC,
2.90%, 2/10/2029(d) 1,422,000 1,272,210
6.05%, 11/5/2031(d) 1,355,000 1,327,512
General Motors Financial Co.,
Inc.,
6.40%, 1/9/2033(d) 2,340,000 2,413,456
Global Aircraft Leasing Co.
Ltd.,
8.75%, 9/1/2027(a)(d) 1,435,000 1,458,576
11,352,317
Diversified Consumer Services 0.2%
Champions Financing, Inc.,
8.75%, 2/15/2029(a)(d) 620,000 554,906
Diversified REITs 0.9%
Uniti Group LP,
6.00%, 1/15/2030(a) 3,200,000 2,769,121
Diversified Telecommunication Services 1.9%
Altice France SA,
5.13%, 7/15/2029(a)(d) 835,000 654,083
Total Play Telecomunicaciones
SA de CV,
11.13%, 12/31/2032(a) 3,777,250 3,455,759
Windstream Services LLC,
8.25%, 10/1/2031(a)(d) 1,660,000 1,690,058
5,799,900
Electric Utilities 0.6%
Light Energia SA,
4.38%, 6/18/2026 627,194 588,245
Light Servicos de Eletricidade
SA,
2.26%, 12/19/2037(g) 1,211,421 270,903
Vistra Operations Co. LLC,
6.95%, 10/15/2033(a)(d) 191,000 205,163
5.70%, 12/30/2034(a)(d) 735,000 731,165
1,795,476
Electronic Equipment, Instruments & Components 0.1%
CDW LLC,
5.55%, 8/22/2034(d) 460,000 454,627
Energy Equipment & Services 0.8%
Borr IHC Ltd.,
10.00%, 11/15/2028(a)(d) 393,902 374,623
10.38%, 11/15/2030(a)(d) 290,194 269,518
Transocean, Inc.,
6.80%, 3/15/2038(d) 2,175,000 1,666,530
2,310,671

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 3.3%
Alamo Re Ltd.,
Series A, (T-BILL 1MO
+ 7.52%), 11.81%,
6/7/2025(a)(f) 250,000 252,500
Series A, (T-BILL 1MO
+ 8.39%), 12.68%,
6/7/2026(a)(f) 700,000 724,500
Series A, (T-BILL 1MO
+ 6.00%), 10.28%,
6/7/2027(a)(f) 500,000 518,100
Series B, (T-BILL 1MO
+ 7.75%), 12.03%,
6/7/2027(a)(f) 250,000 262,000
Aquila Re I Ltd.,
Series A-1, (3 Month
Treasury Bill Rate + 5.65%),
5.65%, 6/8/2026(a)(f) 450,000 458,100
Series C-1, (3 Month
Treasury Bill Rate + 9.18%),
9.18%, 6/8/2026(a)(f) 450,000 468,900
Series A-1, (3 Month
Treasury Bill Rate + 5.50%),
5.50%, 6/7/2027(a)(f) 250,000 254,225
Atlas Capital DAC,
Series A, (SOFR + 7.72%),
12.07%, 6/5/2026(a)(f) 450,000 470,205
Series 2024, (SOFR
+ 12.50%), 16.87%,
6/8/2027(a)(f) 250,000 279,075
Black Kite Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 6.82%), 11.11%,
6/9/2025(a)(f) 700,000 704,760
Freedom Mortgage Holdings
LLC,
9.25%, 2/1/2029(a) 845,000 858,130
9.13%, 5/15/2031(a) 1,010,000 1,016,376
8.38%, 4/1/2032(a)(d) 125,000 122,138
High Point Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 5.75%,
1/6/2027(a)(f) 250,000 252,275
Hypatia Ltd.,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
14.79%, 4/8/2026(a)(f) 450,000 469,485
Lightning Re,
Series 2023-1, (3 Month
Treasury Bill Rate
+ 11.00%), 15.29%,
3/31/2026(a)(f) 400,000 417,880
Locke Tavern Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 4.78%), 9.07%,
4/9/2026(a)(f) 450,000 455,760
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
8.54%, 6/1/2026(a)(f) 450,000 454,320
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mayflower Re Ltd.,
Series A, (T-BILL 1MO +
4.50%, 1.56% Cap, 0.56%
Floor), 4.50%, 7/8/2027(a)(f) 250,000 255,750
Mona Lisa Re Ltd.,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
16.79%, 1/8/2026(a)(f) 450,000 465,705
Queen Street 2023 RE DAC,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 11.79%,
12/8/2025(a)(f) 450,000 457,200
Topanga Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.05%), 5.05%,
1/8/2026(a)(f) 450,000 416,925
10,034,309
Food Products 1.3%
Fiesta Purchaser, Inc.,
9.63%, 9/15/2032(a) 810,000 832,383
JBS USA Holding Lux Sarl,
6.50%, 12/1/2052 1,285,000 1,331,052
Mars, Inc.,
5.20%, 3/1/2035(a)(d) 370,000 371,853
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,625,000 1,420,170
3,955,458
Gas Utilities 0.6%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(a)(d) 1,770,000 1,813,583
Health Care Providers & Services 1.4%
CVS Health Corp.,
5.55%, 6/1/2031(d) 1,190,000 1,214,704
US Acute Care Solutions LLC,
9.75%, 5/15/2029(a)(d) 3,160,000 3,150,892
4,365,596
Health Care REITs 0.6%
MPT Operating Partnership
LP,
3.50%, 3/15/2031 2,550,000 1,699,799
Hotels, Restaurants & Leisure 3.0%
Carnival Corp.,
5.75%, 1/15/2030(a) EUR 1,060,000 1,212,083
Cruise Yacht Upper HoldCo
Ltd.,
11.88%, 7/5/2028(d) 800,000 821,147
Darden Restaurants, Inc.,
6.30%, 10/10/2033(d) 2,960,000 3,136,684
Genting New York LLC,
7.25%, 10/1/2029(a)(d) 1,710,000 1,742,729
Hyatt Hotels Corp.,
5.75%, 3/30/2032(d) 670,000 673,602
Mohegan Tribal Gaming
Authority,
8.25%, 4/15/2030(a) 1,790,000 1,759,135
9,345,380

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0.2%
Americold Realty Operating
Partnership LP,
5.60%, 5/15/2032 630,000 632,372
Insurance 9.6%
Allianz SE,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(d)(f) 2,000,000 1,965,536
Blue Ridge Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.54%,
1/8/2027(a)(f) 250,000 255,250
Series B, (T-BILL 1MO
+ 8.00%), 12.29%,
1/8/2027(a)(f) 250,000 257,300
Bonanza RE Ltd.,
Series A, (3 Month Treasury
Bill Rate + 8.45%), 12.74%,
1/8/2026(a)(f) 450,000 459,540
Series C, (3 Month Treasury
Bill Rate + 5.50%), 9.79%,
12/19/2027(a)(f) 250,000 252,000
Cape Lookout Re Ltd.,
Series A, (T-BILL 1MO
+ 8.42%), 12.71%,
4/28/2026(a)(f) 450,000 463,050
Citrus Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 10.88%,
6/7/2026(a)(f) 450,000 463,905
CNO Financial Group, Inc.,
6.45%, 6/15/2034(d) 1,685,000 1,757,176
Dai-ichi Life Insurance Co.
Ltd. (The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(e)(f) 3,560,000 3,571,200
Farmers Exchange Capital III,
+ 3.45%), 5.45%,
10/15/2054(a)(d)(f) 2,010,000 1,809,000
Farmers Insurance Exchange,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(f) 410,000 418,532
First Coast Re IV Ltd.,
Series A, (3 Month Treasury
Bill Rate + 9.52%), 9.25%,
4/7/2026(a)(f) 400,000 409,960
FloodSmart Re Ltd.,
Series A, (T-BILL 1MO
+ 17.15%), 21.44%,
3/11/2026(a)(f) 800,000 797,920
Series A, (3 Month Treasury
Bill Rate + 14.00%),
18.28%, 3/12/2027(a)(f) 500,000 514,800
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Four Lakes Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 6.46%), 10.75%,
1/7/2026(a)(f) 450,000 454,635
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.04%,
1/7/2027(a)(f) 250,000 252,600
Gateway Re Ltd.,
Series A, (T-BILL 1MO
+ 13.96%), 18.25%,
2/24/2026(a)(f) 450,000 472,680
Series AA, (T-BILL 1MO +
5.50%), 9.79%, 7/8/2027(a)
(f) 250,000 249,625
Herbie Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 10.29%,
1/7/2028(a)(f) 250,000 239,550
Integrity Re Ltd.,
Series A, (T-BILL 1MO
+ 12.86%), 17.15%,
6/6/2025(a)(f) 400,000 407,200
Series B, (T-BILL 1MO
+ 13.25%), 17.54%,
6/6/2026(a)(f) 250,000 260,125
Kendall Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 10.53%,
4/30/2027(a)(f) 250,000 261,025
Series B, (3 Month Treasury
Bill Rate + 7.75%), 12.03%,
4/30/2027(a)(f) 250,000 258,575
Liberty Mutual Insurance Co.,
7.70%, 10/15/2097(a) 730,000 828,612
Marlon Ltd.,
Series A, (3 Month Treasury
Bill Rate + 7.00%), 7.00%,
6/7/2027(a)(f) 250,000 257,175
Meiji Yasuda Life Insurance
Co.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(f) 2,890,000 2,879,838
Merna Reinsurance II Ltd.,
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 11.81%,
7/7/2025(a)(f) 250,000 254,275
Series A, (3 Month Treasury
Bill Rate + 7.75%), 12.04%,
7/7/2026(a)(f) 400,000 411,640
Series B, (3 Month Treasury
Bill Rate + 10.25%),
14.54%, 7/7/2026(a)(f) 450,000 468,945
Series A, (3 Month Treasury
Bill Rate + 7.25%), 11.54%,
7/7/2027(a)(f) 250,000 261,450
Series C, (3 Month Treasury
Bill Rate + 8.50%), 12.79%,
7/7/2027(a)(f) 250,000 255,325

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mystic Re IV Ltd.,
Series A, (3 Month Treasury
Bill Rate + 9.17%), 13.45%,
1/8/2026(a)(f) 450,000 466,515
Series A, (3 Month Treasury
Bill Rate + 12.00%),
16.28%, 1/8/2027(a)(f) 250,000 261,600
Palm RE Ltd.,
Series A, (T-BILL 1MO
+ 9.50%), 13.78%,
6/7/2027(a)(f) 250,000 263,975
Purple Re Ltd.,
Series A, (T-BILL 1MO
+ 9.00%), 13.29%,
6/7/2027(a)(f) 500,000 527,700
Residential Reinsurance 2004
Ltd.,
Series 4, (3 Month Treasury
Bill Rate + 5.25%), 9.54%,
12/6/2028(a)(f) 250,000 252,425
Series 3, (3 Month Treasury
Bill Rate + 7.00%), 11.29%,
12/6/2028(a)(f) 250,000 256,375
Residential Reinsurance 2023
Ltd.,
Series 5, (3 Month Treasury
Bill Rate + 5.92%), 10.21%,
12/6/2027(a)(f) 250,000 258,650
Series 3, (T-BILL 1MO
+ 8.42%), 12.70%,
12/6/2027(a)(f) 250,000 263,550
Sanders Re III Ltd.,
Series A, (3 Month Treasury
Bill Rate + 3.41%), 7.70%,
4/7/2026(a)(f) 450,000 442,215
Series A, (3 Month Treasury
Bill Rate + 8.14%), 12.43%,
6/5/2026(a)(f) 450,000 469,575
(3 Month Treasury Bill
Rate + 5.55%), 9.83%,
4/7/2027(a)(f) 450,000 463,320
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.04%,
4/7/2028(a)(f) 250,000 259,600
Solomon Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 9.81%,
6/8/2026(a)(f) 450,000 461,385
Titania RE Ltd.,
Series A, (T-BILL 1MO
+ 12.53%), 16.82%,
2/27/2026(a)(f) 450,000 468,000
Torrey Pines Re Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.22%), 9.51%,
6/5/2026(a)(f) 450,000 461,025
Series A, (T-BILL 1MO
+ 6.00%), 10.29%,
6/7/2027(a)(f) 250,000 260,950
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Ursa Re Ltd.,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
9.79%, 12/6/2025(a)(f) 450,000 457,155
Vitality Re XIII Ltd.,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 2.00%,
1/6/2026(a)(f) 450,000 450,990
Series B, (3 Month Treasury
Bill Rate + 2.75%), 2.75%,
1/6/2026(a)(f) 250,000 251,025
Vitality Re XIV Ltd.,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 3.50%,
1/5/2027(a)(f) 500,000 513,700
29,378,174
IT Services 0.8%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(a) 2,485,000 2,405,625
Media 1.2%
Charter Communications
Operating LLC,
6.65%, 2/1/2034(d) 2,225,000 2,306,267
CSC Holdings LLC,
11.75%, 1/31/2029(a) 1,465,000 1,420,819
3,727,086
Metals & Mining 0.2%
Galileo Re Ltd.,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 11.29%,
1/8/2026(a)(f) 250,000 251,625
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.29%,
1/7/2028(a)(f) 250,000 260,250
511,875
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(f) 1,330,000 1,266,822
Office REITs 0.8%
COPT Defense Properties LP,
2.90%, 12/1/2033 3,150,000 2,552,494
Oil, Gas & Consumable Fuels 6.9%
Aker BP ASA,
6.00%, 6/13/2033(a) 2,005,000 2,044,613
APA Corp.,
6.75%, 2/15/2055(a)(d) 956,000 935,120
BP Capital Markets plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(d)(e)(f) 2,605,000 2,563,577
Delek Logistics Partners LP,
8.63%, 3/15/2029(a) 1,970,000 2,040,621

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d)(f) 185,000 186,679
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 185,000 189,929
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(f) 990,000 1,090,388
Energy Transfer LP,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 627,360
Golar LNG Ltd.,
7.00%, 10/20/2025(a) 688,751 690,473
Hilcorp Energy I LP,
6.88%, 5/15/2034(a) 1,930,000 1,815,130
7.25%, 2/15/2035(a)(d) 480,000 458,398
Kosmos Energy Ltd.,
7.75%, 5/1/2027(a) 2,150,000 2,067,233
MC Brazil Downstream
Trading SARL,
7.25%, 6/30/2031(a) 809,248 667,018
Petroleos Mexicanos,
6.70%, 2/16/2032(d) 2,047,000 1,798,656
Summit Midstream Holdings
LLC,
8.63%, 10/31/2029(a) 1,500,000 1,530,843
Tullow Oil plc,
10.25%, 5/15/2026(a) 1,106,000 1,012,681
Wildfire Intermediate Holdings
LLC,
7.50%, 10/15/2029(a)(d) 1,385,000 1,346,459
21,065,178
Passenger Airlines 1.7%
ABRA Global Finance,
6.00%, 10/22/2029(a)(g) 2,111,893 1,937,075
American Airlines, Inc.,
5.75%, 4/20/2029(a)(d) 345,000 337,576
Avianca Midco 2 plc,
9.63%, 2/14/2030(a) 1,464,000 1,345,050
Grupo Aeromexico SAB de
CV,
8.25%, 11/15/2029(a) 575,000 554,358
8.63%, 11/15/2031(a) 1,235,000 1,188,539
5,362,598
Pharmaceuticals 0.5%
1261229 BC Ltd.,
10.00%, 4/15/2032(a) 775,000 770,243
Teva Pharmaceutical Finance
Netherlands II BV,
4.38%, 5/9/2030 EUR 716,000 773,412
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Tricida, Inc.,
3.50%, 5/15/2027^∞ 2,520,000 0
1,543,655
Residential REITs 0.7%
Sun Communities Operating
LP,
5.70%, 1/15/2033(d) 2,092,000 2,133,670
Semiconductors & Semiconductor Equipment 0.5%
Foundry JV Holdco LLC,
6.15%, 1/25/2032(a) 1,350,000 1,403,481
5.88%, 1/25/2034(a) 264,000 264,628
1,668,109
Wireless Telecommunication Services 0.9%
Connect Finco SARL,
9.00%, 9/15/2029(a)(d) 860,000 784,087
Kenbourne Invest SA,
6.88%, 11/26/2024(a)(h) 290,000 94,975
T-Mobile USA, Inc.,
3.50%, 2/11/2037 EUR 925,000 950,692
5.88%, 11/15/2055(d) 980,000 986,585
2,816,339
Total Corporate Bonds
(cost $190,450,257)
190,687,109
Foreign Government Securities 3.6%
CHILE 0.2%
Republic of Chile,
3.75%, 1/14/2032 EUR 680,000 733,446
MEXICO 1.5%
United Mexican States,
5.13%, 5/4/2037 3,550,000 3,723,456
6.88%, 5/13/2037(d) 820,000 839,352
4,562,808
QATAR 0.9%
State of Qatar,
4.88%, 2/27/2035(a) 2,610,000 2,651,006
SAUDI ARABIA 1.0%
Kingdom of Saudi Arabia,
3.38%, 3/5/2032(a) 560,000 597,448
5.63%, 1/13/2035(a) 1,525,000 1,568,005
5.75%, 1/16/2054(a) 980,000 934,503
3,099,956
Total Foreign Government Securities
(cost $10,875,475)
11,047,216

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
Loan Participations 2.7%
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.2%
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.25%),
6.57%, 9/29/2031 (f) 628,425 606,430
0
Diversified Consumer Services 0.5%
Champions Financing, Inc.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
4.75%), 9.07%, 2/6/2029 (f) 1,588,000 1,424,563
0
Diversified Telecommunication Services
0.4%
Level 3 Financing, Inc. First
Lien Term Loan B, (CME
Term SOFR 12 Month +
0.00%), 0.00%, 3/31/2030
(f) 1,328,125 1,308,203
0
Electric Utilities 0.3%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
3.25%), 7.07%, 9/30/2031
(f) 835,800 834,889
0
Health Care Equipment & Supplies 0.2%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.25%), 7.57%, 5/30/2031
(f) 525,279 523,310
0
IT Services 0.4%
Fortress Intermediate 3, Inc.,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.75%), 8.07%, 6/27/2031
(f) 1,361,160 1,356,913
0
Media 0.1%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.80%, 8/2/2029 (f) 403,813 397,251
0
Pharmaceuticals 0.6%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 12 Month + 6.25%),
10.38%, 9/25/2030 (f) 2,050,000 1,968,000
0
Total Loan Participations
(cost $8,607,698) 8,419,559
Mortgage-Backed Securities 12.6%
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 4/25/2040 1,800,000
1,828,336
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2055 7,500,000
7,617,315
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 4/25/2055 4,000,000 3,607,206
5.00%, 4/25/2055 3,700,000 3,626,187
5.50%, 4/25/2055 7,200,000 7,190,429
6.50%, 4/25/2055 7,400,000 7,630,284
GNMA TBA
6.00%, 4/15/2055 3,500,000 3,552,119
6.50%, 4/15/2055 3,500,000 3,582,768
Total Mortgage-Backed Securities
(cost $38,607,680)
38,634,644
Supranational 0.2%
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 8.63%,
4/24/2028(a)(f) 250,000 256,850
(SOFR + 12.22%), 16.53%,
4/24/2028(a)(f) 250,000 265,125
(SOFR + 13.72%), 18.03%,
4/24/2028(a)(f) 250,000 256,000
Total Supranational
(cost $750,000)
777,975
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 11,303
Total Warrants
(cost $0)
11,303
Repurchase Agreements 10.5%
Principal
Amount ($)
Bank of America NA
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,000,484,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $4,080,000.
(i) 4,000,000 4,000,000

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $15,001,825,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$15,300,000. (i) 15,000,000 15,000,000
Cantor Fitzgerald & Co.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $8,174,558,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$8,337,035. (i) 8,173,564 8,173,564
Pershing LLC
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $5,100,000. (i) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $32,173,564)
32,173,564
Total Investments
(cost $353,088,640) — 115.6%
354,489,956
Liabilities in excess of other
assets — (15.6)% (47,736,576)
NET ASSETS — 100.0%
$ 306,753,380
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $198,743,665 which represents 64.79% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(d) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $48,911,227, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $32,173,564 and by $18,455,106 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 11/15/2054, a total value of
$50,628,670.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2025. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2025.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Security in default.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $32,173,564.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.37 USD 533,898 (10,117) (3,156) (13,273)
Markit CDX North
American High
Yield Index Series
44-V1 5.00 Quarterly 6/20/2030 3.78 USD 120,000,000 (6,233,241) 55,911 (6,177,330)
(6,243,358) 52,755 (6,190,603)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of March 31, 2025:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 9,054,304 EUR 8,286,856 Morgan Stanley Co., Inc. 4/17/2025 86,548
USD 485,545 MXN 9,845,834 BANK OF AMERICA NA. 6/27/2025 9,923
Total unrealized appreciation 96,471
Net unrealized appreciation 96,471
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 43 6/2025 USD 8,908,391 47,929
Total long contracts 47,929
Short Contracts
Euro-Bobl (12) 6/2025 EUR (1,528,396) 13,710
Euro-Bund (27) 6/2025 EUR (3,761,205) 98,721
U.S. Treasury 5 Year Note (352) 6/2025 USD (38,071,000) (434,074)
U.S. Treasury 10 Year Ultra Note (569) 6/2025 USD (64,937,125) (817,407)
U.S. Treasury Long Bond (19) 6/2025 USD (2,228,344) (18,436)
U.S. Treasury Ultra Bond (80) 6/2025 USD (9,780,000) (86,858)
Total short contracts (1,244,344)
Net contracts (1,196,415)
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,354,874 $ – $ 25,354,874
Collateralized Mortgage Obligations – 29,415,477 – 29,415,477
Commercial Mortgage-Backed Securities – 17,145,855 – 17,145,855
Common Stocks
Media – 3,003 – 3,003
Passenger Airlines – – 819,377 819,377
Total Common Stocks $ – $ 3,003 $ 819,377 $ 822,380
Corporate Bonds
Aerospace & Defense – 3,708,837 – 3,708,837
Automobiles – 6,329,491 – 6,329,491
Banks – 37,890,005 – 37,890,005
Capital Markets – 6,052,443 – 6,052,443
Chemicals – 1,894,501 – 1,894,501
Commercial Services & Supplies – 3,496,692 – 3,496,692
Consumer Finance – 11,352,317 – 11,352,317
Diversified Consumer Services – 554,906 – 554,906
Diversified REITs – 2,769,121 – 2,769,121
Diversified Telecommunication Services – 5,799,900 – 5,799,900
Electric Utilities – 1,795,476 – 1,795,476
Electronic Equipment, Instruments &
Components – 454,627 – 454,627
Energy Equipment & Services – 2,310,671 – 2,310,671
Financial Services – 10,034,309 – 10,034,309
Food Products – 3,955,458 – 3,955,458
Gas Utilities – 1,813,583 – 1,813,583
Health Care Providers & Services – 4,365,596 – 4,365,596
Health Care REITs – 1,699,799 – 1,699,799
Hotels, Restaurants & Leisure – 9,345,380 – 9,345,380
Industrial REITs – 632,372 – 632,372
Insurance – 29,378,174 – 29,378,174
IT Services – 2,405,625 – 2,405,625
Media – 3,727,086 – 3,727,086
Metals & Mining – 511,875 – 511,875
Multi-Utilities – 1,266,822 – 1,266,822
Office REITs – 2,552,494 – 2,552,494
Oil, Gas & Consumable Fuels – 21,065,178 – 21,065,178
Passenger Airlines – 5,362,598 – 5,362,598
Pharmaceuticals – 1,543,655 – 1,543,655
Residential REITs – 2,133,670 – 2,133,670
Semiconductors & Semiconductor
Equipment – 1,668,109 – 1,668,109
Wireless Telecommunication Services – 2,816,339 – 2,816,339
Total Corporate Bonds $ – $ 190,687,109 $ – $ 190,687,109
Credit Default Swaps† – 55,911 – 55,911
Foreign Government Securities – 11,047,216 – 11,047,216
Forward Foreign Currency Contracts – 96,471 – 96,471
Futures Contracts 160,360 – – 160,360
Loan Participations – 8,419,559 – 8,419,559
Mortgage-Backed Securities – 38,634,644 – 38,634,644
Repurchase Agreements – 32,173,564 – 32,173,564
Supranational – 777,975 – 777,975
Warrants 11,303 – – 11,303
Total Assets $ 171,663 $ 353,811,658 $ 819,377 $ 354,802,698
Liabilities:
Credit Default Swaps† $ – $ (3,156) $ – $ (3,156)
Futures Contracts (1,356,775) – – (1,356,775)
Total Liabilities $ (1,356,775) $ (3,156) $ – $ (1,359,931)
Total $ (1,185,112) $ 353,808,502 $ 819,377 $ 353,442,767

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of March 31, 2025, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 12/31/2024 $ 839,154 $ 839,154
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (19,777) (19,777)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2025 $ 819,377 $ 819,377
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2025 $ (19,777) $ (19,777)

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

NVIT Amundi Multi Sector Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts $ 55,911
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 96,471
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 160,360
Total $ 312,742
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (3,156)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,356,775)
Total $ (1,359,931)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 16.2%
Principal
Amount ($) Value ($)
Airlines 1.2%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 514,984 478,569
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 270,286 259,443
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 430,415 416,646
1,154,658
Financial Services 1.7%
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.70%, 8/17/2042(a)(b) 100,000 99,875
PRET LLC
Series 2024-NPL7, Class
A1, 5.93%, 10/25/2054(a)(c) 764,748 763,565
Series 2024-NPL9, Class
A1, 5.85%, 12/25/2054(a)(c) 677,433 676,583
1,540,023
Home Equity 2.5%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.79%,
4/25/2037(b) 389,290 252,644
JP Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.91%, 8/25/2036(b) 1,527,183 670,018
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.85%, 5/25/2037(b) 701,449 679,202
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 737,332
2,339,196
Other 10.3%
Acrec Fl LLC, Series 2025-
FL3, Class A, 5.63%,
8/18/2042(a)(b) 100,000 99,719
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(c) 746,000 719,170
AREIT Ltd., Series 2025-
CRE10, Class A, 5.71%,
12/17/2029(a)(b) 100,000 99,628
Bain Capital Credit CLO Ltd.,
Series 2025-1A, Class D1,
6.80%, 4/23/2038(a)(b) 500,000 491,913
BlueMountain CLO XXIII Ltd.,
Series 2018-23A, Class
D1R, 8.14%, 7/20/2037(a)
(b) 500,000 503,655
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CBAM Ltd., Series 2019-
10A, Class DR, 8.05%,
4/20/2032(a)(b) 750,000 750,631
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 975,494
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 299,569
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 999,089 870,755
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 587,111 496,836
KREF Ltd., Series 2021-
FL2, Class A, 5.50%,
2/15/2039(a)(b) 57,477 57,203
LCM XV LP, Series 15A, Class
DR, 8.25%, 7/20/2030(a)(b) 250,000 250,133
LFT CRE Ltd., Series 2021-
FL1, Class B, 6.18%,
6/15/2039(a)(b) 110,000 110,027
MF1 LLC, Series 2025-
FL17, Class A, 5.64%,
2/18/2040(a)(b) 100,000 99,782
MF1 Ltd., Series 2022-
FL8, Class A, 5.67%,
2/19/2037(a)(b) 8,336 8,327
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 12,367 12,357
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.43%, 3/25/2026(a)(b) 850,000 852,903
PRET LLC, Series 2021-
NPL5, Class A1, 5.49%,
10/25/2051(a)(c) 563,654 563,399
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 471,361 458,682
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.74%, 10/20/2030(a)(b) 157,781 157,876
STWD Ltd., Series 2021-
FL2, Class A, 5.63%,
4/18/2038(a)(b) 63,581 63,613
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 183,470 143,967
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 417,419 390,087
TRTX Issuer Ltd., Series
2022-FL5, Class A, 5.97%,
2/15/2039(a)(b) 96,542 95,826
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 20,346 20,172

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 23,667 23,390
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
9.29%, 4/20/2036(a)(b) 500,000 503,578
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 357,080 315,260
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 6.12%,
3/27/2051(a)(c) 71,235 71,243
9,505,195
Student Loan 0.5%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 481,480
Total Asset-Backed Securities
(cost $16,787,036)
15,020,552
Collateralized Mortgage Obligations 17.7%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
5.23%, 12/25/2035(b) 764,505 646,600
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.91%, 2/25/2036(b) 3 3
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,049,638 465,831
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 773,308 770,822
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 725,271 716,588
FHLMC REMIC
Series 5004, Class LS, IO,
1.70%, 7/25/2050(b) 2,373,335 323,114
Series 5009, Class ZN,
3.50%, 7/25/2050 1,475,032 999,479
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,021,824
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,327,141 361,520
Series 5129, Class TZ,
2.50%, 8/25/2051 1,974,472 1,010,193
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,740,484 323,131
Series 5198, Class KZ,
2.00%, 2/25/2052 1,733,285 1,025,354
Series 5524, Class FB,
5.56%, 4/25/2055(b) 1,271,000 1,271,525
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.79%, 10/25/2044(a)
(b) 900,000 898,918
FNMA REMIC
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,336,711 235,839
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,971,748 310,462
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 639,085
GNMA REMIC
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 3,932,612 62,072
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,276,960 853,922
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,605,325 392,545
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,016,189 472,019
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,467,437 426,721
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,446,876 514,902
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.79%,
7/25/2047(b) 606,315 397,798
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 456,045
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 825,359 681,156
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 473,034
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 682,677 661,445
Total Collateralized Mortgage Obligations
(cost $16,691,673)
16,411,948
Commercial Mortgage-Backed Securities 7.8%
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 104,745
Series 2017-BNK6, Class
XA, IO, 0.77%, 7/15/2060(b) 3,515,041 49,550
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,668,744 43,898
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.02%, 2/15/2053(b) 1,866,953 73,822
Series 2021-C12, Class XA,
IO, 0.93%, 11/15/2054(b) 2,680,326 116,774
Series 2022-C18, Class XD,
IO, 2.15%, 12/15/2055(a)(b) 1,000,000 143,969

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-C32, Class XA,
IO, 1.13%, 2/15/2062(b) 999,786 87,040
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.76%, 9/15/2053(b) 1,242,522 63,470
Series 2021-B27, Class XA,
IO, 1.24%, 7/15/2054(b) 1,946,783 106,553
Series 2024-V8, Class A1,
5.51%, 7/15/2057 100,026 101,501
BMO Mortgage Trust, Series
2024-5C7, Class AS,
5.89%, 11/15/2057(b) 50,000 51,203
BPR Trust, Series 2021-
TY, Class A, 5.48%,
9/15/2038(a)(b) 111,000 110,587
BX Commercial Mortgage
Trust
Series 2021-XL2, Class D,
5.83%, 10/15/2038(a)(b) 70,000 69,650
Series 2024-MF, Class D,
7.01%, 2/15/2039(a)(b) 88,545 88,490
BXMT Ltd., Series 2021-
FL4, Class A, 5.48%,
5/15/2038(a)(b) 91,091 89,789
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.89%, 11/13/2050(b) 4,447,040 74,074
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.57%,
5/10/2058(b) 1,568,168 13,365
Citigroup Commercial
Mortgage Trust, Series
2020-555, Class E, 3.50%,
12/10/2041(a)(b) 100,000 84,278
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.85%, 1/15/2049(b) 580,530 5,343
Series 2017-CX10,
Class XA, IO, 0.84%,
11/15/2050(b) 5,113,462 77,897
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 30,125
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 62,512 61,450
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 94,670 89,134
FNMA ACES REMIC
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,013,119 946,377
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,114,105 237,917
Series 2022-M5, Class X,
IO, 0.60%, 1/1/2034(b) 13,031,000 402,976
GNMA REMIC
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,150,405 317,208
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,610,431 241,505
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,193,908 370,388
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 4,897,938 324,456
Series 2021-65, Class , IO,
0.89%, 8/16/2063(b) 4,823,910 322,836
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 5,632,648 446,836
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,451,891 344,292
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,178,269 341,724
Series 2024-29, Class AI,
IO, 0.72%, 10/16/2065(b) 7,463,971 454,760
GPMT Ltd., Series 2021-
FL3, Class A, 5.93%,
7/16/2035(a)(b) 71,895 71,299
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.56%, 11/10/2049(b) 5,231,587 32,234
Series 2017-GS8, Class XA,
IO, 0.93%, 11/10/2050(b) 4,608,323 84,406
Series 2018-GS9, Class C,
4.35%, 3/10/2051(b) 100,000 89,572
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.66%, 5/13/2053(b) 1,236,890 68,323
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.23%, 5/15/2050(b) 2,232,837 38,452
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.61%,
11/15/2052(b) 2,831,334 67,445
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.82%, 10/10/2048(b) 2,328,402 33,716
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.53%, 5/15/2048(b) 5,424,038 54
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 140,626
Series 2021-C59, Class XA,
IO, 1.50%, 4/15/2054(b) 1,635,225 105,343
Total Commercial Mortgage-Backed
Securities
(cost $7,560,390) 7,219,452
Corporate Bonds 11.9%
Aerospace & Defense 0.1%
Goat Holdco LLC,
6.75%, 2/1/2032(a) 20,000 19,575
Hexcel Corp.,
5.88%, 2/26/2035 16,000 16,301

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Northrop Grumman Corp.,
5.20%, 6/1/2054 52,000 48,704
84,580
Automobile Components 0.0%
†
Clarios Global LP,
6.75%, 2/15/2030(a) 30,000 30,286
Dornoch Debt Merger Sub,
Inc.,
6.63%, 10/15/2029(a) 15,000 11,406
41,692
Automobiles 0.0%
†
Hyundai Capital America,
5.30%, 1/8/2029(a) 47,000 47,449
Banks 1.1%
Banco de Credito del Peru
S.A.,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(d) 100,000 99,148
Banco Internacional del Peru
SAA Interbank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 152,794
Banco Mercantil del Norte SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 198,257
Bank of America Corp.,
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 23,000 23,335
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 23,000 22,956
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 95,000 79,228
Bank of Montreal,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 66,000 55,739
Canadian Imperial Bank of
Commerce,
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 29,000 29,376
Citigroup, Inc.,
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 13,000 13,325
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 33,000 31,566
Citizens Financial Group, Inc.,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 28,000 28,760
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Comerica, Inc.,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 14,000 14,226
Huntington Bancshares, Inc.,
(SOFR + 1.28%), 5.27%,
1/15/2031(d) 16,000 16,170
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 14,000 14,149
JPMorgan Chase & Co.,
(SOFR + 0.90%), 5.14%,
1/24/2031(d) 24,000 24,374
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 55,000 55,220
KeyCorp,
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(d) 15,000 14,384
M&T Bank Corp.,
(SOFR + 2.26%), 6.08%,
3/13/2032(d) 14,000 14,499
Royal Bank of Canada,
5.15%, 2/1/2034 13,000 13,099
Santander Holdings USA, Inc.,
(SOFR + 1.61%), 5.47%,
3/20/2029(d) 18,000 18,101
Truist Financial Corp.,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 13,000 13,998
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 29,000 29,049
Wells Fargo & Co.,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(d) 53,000 51,891
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 23,000 23,074
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.62%, 11/20/2035(d) 28,000 27,813
1,064,531
Beverages 0.0%
†
Keurig Dr Pepper, Inc.,
Series 10, 5.20%, 3/15/2031 24,000 24,465
Biotechnology 0.1%
AbbVie, Inc.,
5.50%, 3/15/2064 29,000 28,532
Amgen, Inc.,
5.75%, 3/2/2063 42,000 40,929
69,461
Broadline Retail 0.0%
†
Wayfair LLC,
7.25%, 10/31/2029(a) 25,000 23,940
Building Products 0.3%
Builders FirstSource, Inc.,
6.38%, 3/1/2034(a) 30,000 29,769

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Cornerstone Building Brands,
Inc.,
9.50%, 8/15/2029(a) 20,000 16,638
EMRLD Borrower LP,
6.63%, 12/15/2030(a) 30,000 30,013
Griffon Corp.,
5.75%, 3/1/2028 40,000 39,152
Miter Brands Acquisition
Holdco, Inc.,
6.75%, 4/1/2032(a) 30,000 29,734
Owens Corning,
5.70%, 6/15/2034 27,000 27,750
Quikrete Holdings, Inc.,
6.75%, 3/1/2033(a) 25,000 24,886
Standard Building Solutions,
Inc.,
6.50%, 8/15/2032(a) 65,000 64,981
262,923
Capital Markets 0.3%
Ares Capital Corp.,
5.95%, 7/15/2029 13,000 13,211
Ares Strategic Income Fund,
6.35%, 8/15/2029(a) 12,000 12,183
5.60%, 2/15/2030(a) 12,000 11,828
Bank of New York Mellon
Corp. (The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.30%),
6.30%, 3/20/2030(d)(e) 24,000 24,598
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 22,000 22,231
Blackstone Holdings Finance
Co. LLC,
2.00%, 1/30/2032(a) 77,000 63,567
Brookfield Finance, Inc.,
5.81%, 3/3/2055 29,000 28,291
Goldman Sachs Group, Inc.
(The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 15,000 15,188
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 30,000 29,850
Golub Capital BDC, Inc.,
2.05%, 2/15/2027 15,000 14,132
Morgan Stanley,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 14,000 14,152
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 28,000 28,262
277,493
Chemicals 0.1%
Celanese US Holdings LLC,
6.50%, 4/15/2030 10,000 9,928
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Celanese US Holdings LLC,
6.75%, 4/15/2033 10,000 9,707
CF Industries, Inc.,
5.38%, 3/15/2044 29,000 26,544
Illuminate Buyer LLC,
9.00%, 7/1/2028(a) 35,000 34,789
Olin Corp.,
6.63%, 4/1/2033(a) 10,000 9,716
WR Grace Holdings LLC,
5.63%, 8/15/2029(a) 25,000 21,515
112,199
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC,
7.88%, 2/15/2031(a) 60,000 60,765
Element Fleet Management
Corp.,
5.04%, 3/25/2030(a) 24,000 24,005
Garda World Security Corp.,
8.38%, 11/15/2032(a) 30,000 29,496
Republic Services, Inc.,
5.15%, 3/15/2035 35,000 35,213
Rollins, Inc.,
5.25%, 2/24/2035(a) 11,000 10,945
Veralto Corp.,
5.35%, 9/18/2028 28,000 28,673
Veritiv Operating Co.,
10.50%, 11/30/2030(a) 15,000 15,882
204,979
Communications Equipment 0.0%
†
CommScope LLC,
9.50%, 12/15/2031(a) 15,000 15,450
Construction & Engineering 0.2%
Bioceanico Sovereign
Certificate Ltd.,
Reg. S, 0.00%, 6/5/2034(f) 118,768 92,045
Brand Industrial Services, Inc.,
10.38%, 8/1/2030(a) 15,000 14,310
MasTec, Inc.,
5.90%, 6/15/2029 28,000 28,670
Pike Corp.,
8.63%, 1/31/2031(a) 30,000 31,614
Quanta Services, Inc.,
5.25%, 8/9/2034 57,000 56,334
222,973
Consumer Finance 0.4%
Ally Financial, Inc.,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d) 14,000 13,929
Avolon Holdings Funding Ltd.,
5.75%, 3/1/2029(a) 48,000 48,885
Azorra Finance Ltd.,
7.75%, 4/15/2030(a) 15,000 14,952
General Motors Financial Co.,
Inc.,
5.63%, 4/4/2032 18,000 17,803

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
GGAM Finance Ltd.,
6.88%, 4/15/2029(a) 60,000 60,714
Global Aircraft Leasing Co.
Ltd.,
8.75%, 9/1/2027(a) 90,000 91,479
Macquarie Airfinance Holdings
Ltd.,
5.20%, 3/27/2028(a) 15,000 15,010
6.40%, 3/26/2029(a) 12,000 12,403
5.15%, 3/17/2030(a) 5,000 4,930
6.50%, 3/26/2031(a) 6,000 6,248
OneMain Finance Corp.,
7.50%, 5/15/2031 60,000 61,055
347,408
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The),
5.65%, 9/15/2064 29,000 27,385
United Natural Foods, Inc.,
6.75%, 10/15/2028(a) 60,000 59,250
US Foods, Inc.,
5.75%, 4/15/2033(a) 40,000 38,913
125,548
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc.,
5.10%, 3/17/2030(a) 7,000 7,056
Berry Global, Inc.,
5.80%, 6/15/2031 25,000 25,974
Clydesdale Acquisition
Holdings, Inc.,
6.75%, 4/15/2032(a) 5,000 5,035
Sonoco Products Co.,
4.60%, 9/1/2029 13,000 12,811
Trident TPI Holdings, Inc.,
12.75%, 12/31/2028(a) 40,000 42,901
93,777
Distributors 0.1%
BCPE Empire Holdings, Inc.,
7.63%, 5/1/2027(a) 45,000 44,257
Dealer Tire LLC,
8.00%, 2/1/2028(a) 30,000 29,235
Genuine Parts Co.,
4.95%, 8/15/2029 27,000 27,086
100,578
Diversified Consumer Services 0.1%
Mavis Tire Express Services
Topco Corp.,
6.50%, 5/15/2029(a) 35,000 33,126
Wand NewCo 3, Inc.,
7.63%, 1/30/2032(a) 40,000 40,934
74,060
Diversified REITs 0.1%
VICI Properties LP,
4.63%, 12/1/2029(a) 60,000 58,207
Diversified Telecommunication Services 0.3%
AT&T, Inc.,
2.25%, 2/1/2032 59,000 49,762
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Bell Telephone Co. of Canada
or Bell Canada,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d) 16,000 16,032
CCO Holdings LLC,
5.13%, 5/1/2027(a) 20,000 19,699
4.75%, 3/1/2030(a) 25,000 23,186
4.75%, 2/1/2032(a) 15,000 13,318
Consolidated
Communications, Inc.,
5.00%, 10/1/2028(a) 50,000 46,870
Level 3 Financing, Inc.,
10.50%, 4/15/2029(a) 50,000 55,000
4.50%, 4/1/2030(a) 15,000 12,000
Windstream Services LLC,
8.25%, 10/1/2031(a) 5,000 5,091
240,958
Electric Utilities 0.8%
AEP Texas, Inc.,
5.45%, 5/15/2029 15,000 15,352
Series H, 3.45%, 1/15/2050 55,000 37,736
Arizona Public Service Co.,
5.70%, 8/15/2034 25,000 25,487
Duke Energy Corp.,
5.00%, 8/15/2052 9,000 7,851
5.80%, 6/15/2054 50,000 48,922
Energuate Trust,
Reg. S, 5.88%, 5/3/2027 200,000 199,000
Entergy Arkansas LLC,
5.75%, 6/1/2054 17,000 16,929
Entergy Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 17,000 17,208
Entergy Louisiana LLC,
4.75%, 9/15/2052 20,000 17,363
Eversource Energy,
5.50%, 1/1/2034 13,000 13,060
JSW Hydro Energy Ltd.,
Reg. S, 4.13%, 5/18/2031 147,500 132,113
Mexico Generadora de
Energia S de rl,
Reg. S, 5.50%, 12/6/2032 115,512 113,972
NextEra Energy Capital
Holdings, Inc.,
5.30%, 3/15/2032 28,000 28,455
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(d) 16,000 16,332
NRG Energy, Inc.,
6.00%, 2/1/2033(a) 15,000 14,593
Oklahoma Gas and Electric
Co.,
5.80%, 4/1/2055 29,000 28,914

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The),
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 9,000 9,216
Virginia Electric and Power
Co.,
5.55%, 8/15/2054 13,000 12,612
755,115
Electrical Equipment 0.0%
†
Regal Rexnord Corp.,
6.05%, 4/15/2028 30,000 30,776
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp.,
5.38%, 11/15/2054 12,000 11,824
Arrow Electronics, Inc.,
5.15%, 8/21/2029 32,000 32,157
Avnet, Inc.,
6.25%, 3/15/2028 54,000 55,866
99,847
Energy Equipment & Services 0.1%
Nabors Industries, Inc.,
9.13%, 1/31/2030(a) 10,000 10,003
Transocean Poseidon Ltd.,
6.88%, 2/1/2027(a) 39,375 39,111
49,114
Entertainment 0.1%
Netflix, Inc.,
5.38%, 11/15/2029(a) 22,000 22,713
5.40%, 8/15/2054 19,000 18,639
Take-Two Interactive
Software, Inc.,
4.95%, 3/28/2028 48,000 48,463
89,815
Financial Services 0.1%
Fiserv, Inc.,
5.45%, 3/15/2034 24,000 24,330
Nationstar Mortgage Holdings,
Inc.,
5.75%, 11/15/2031(a) 35,000 34,989
PennyMac Financial Services,
Inc.,
7.88%, 12/15/2029(a) 35,000 36,410
95,729
Food Products 0.2%
Bunge Ltd. Finance Corp.,
4.65%, 9/17/2034 33,000 31,904
Campbell's Co. (The),
5.40%, 3/21/2034 13,000 13,098
Flowers Foods, Inc.,
5.75%, 3/15/2035 28,000 28,241
JBS USA Holding Lux Sarl,
3.75%, 12/1/2031 44,000 40,160
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mars, Inc.,
5.70%, 5/1/2055(a) 30,000 29,975
143,378
Gas Utilities 0.0%
†
National Fuel Gas Co.,
5.95%, 3/15/2035 14,000 14,266
Ground Transportation 0.7%
Burlington Northern Santa Fe
LLC,
5.50%, 3/15/2055 26,000 25,902
CSX Corp.,
5.05%, 6/15/2035 8,000 7,968
3.35%, 9/15/2049 71,000 50,000
Dcli Bidco LLC,
7.75%, 11/15/2029(a) 15,000 15,439
Genesee & Wyoming, Inc.,
6.25%, 4/15/2032(a) 60,000 59,953
Lima Metro Line 2 Finance
Ltd.,
Reg. S, 5.88%, 7/5/2034 81,142 81,822
Penske Truck Leasing Co. LP,
5.25%, 2/1/2030(a) 57,000 57,694
Simpar Europe SA,
Reg. S, 5.20%, 1/26/2031 200,000 157,811
Star Leasing Co. LLC,
7.63%, 2/15/2030(a) 20,000 19,222
Triton Container International
Ltd.,
3.25%, 3/15/2032 61,000 52,332
Uber Technologies, Inc.,
4.80%, 9/15/2034 56,000 54,388
Watco Cos. LLC,
7.13%, 8/1/2032(a) 30,000 30,167
612,698
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp.,
8.38%, 10/1/2028(a) 30,000 31,125
Solventum Corp.,
5.40%, 3/1/2029 28,000 28,563
Zimmer Biomet Holdings, Inc.,
5.20%, 9/15/2034 27,000 26,906
86,594
Health Care Providers & Services 0.4%
AdaptHealth LLC,
5.13%, 3/1/2030(a) 20,000 18,223
Cardinal Health, Inc.,
4.90%, 9/15/2045 63,000 56,250
Centene Corp.,
3.00%, 10/15/2030 64,000 55,976
Community Health Systems,
Inc.,
6.00%, 1/15/2029(a) 25,000 22,216
Elevance Health, Inc.,
5.13%, 2/15/2053 58,000 52,032
Laboratory Corp. of America
Holdings,
4.80%, 10/1/2034 70,000 67,400
LifePoint Health, Inc.,
10.00%, 6/1/2032(a) 30,000 28,617

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc.,
5.00%, 12/15/2034 27,000 26,579
Radiology Partners, Inc.,
4.28%, 1/31/2029(a)(g) 20,350 19,935
347,228
Health Care REITs 0.0%
†
Omega Healthcare Investors,
Inc.,
4.75%, 1/15/2028 19,000 18,954
3.25%, 4/15/2033 16,000 13,564
32,518
Health Care Technology 0.0%
†
IQVIA, Inc.,
6.25%, 2/1/2029 19,000 19,784
Hotel & Resort REITs 0.1%
Host Hotels & Resorts LP,
5.70%, 7/1/2034 51,000 51,026
Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment, Inc.,
6.00%, 10/15/2032(a) 40,000 37,355
Carnival Corp.,
6.13%, 2/15/2033(a) 9,000 8,869
Expedia Group, Inc.,
3.80%, 2/15/2028 67,000 65,336
5.40%, 2/15/2035 34,000 33,862
Fertitta Entertainment LLC,
6.75%, 1/15/2030(a) 35,000 30,261
Full House Resorts, Inc.,
8.25%, 2/15/2028(a) 15,000 14,823
Hyatt Hotels Corp.,
5.25%, 6/30/2029 50,000 50,486
Life Time, Inc.,
6.00%, 11/15/2031(a) 40,000 39,658
Marriott International, Inc.,
5.35%, 3/15/2035 54,000 53,490
McDonald's Corp.,
5.45%, 8/14/2053 30,000 29,016
NCL Corp. Ltd.,
6.75%, 2/1/2032(a) 10,000 9,878
Rivers Enterprise Borrower
LLC,
6.63%, 2/1/2033(a) 45,000 44,248
Royal Caribbean Cruises Ltd.,
5.38%, 7/15/2027(a) 35,000 34,863
Sabre GLBL, Inc.,
8.63%, 6/1/2027(a) 7,000 6,927
10.75%, 11/15/2029(a) 18,000 18,131
Scientific Games Holdings LP,
6.63%, 3/1/2030(a) 15,000 14,146
Six Flags Entertainment Corp.,
7.25%, 5/15/2031(a) 35,000 35,135
526,484
Household Durables 0.0%
†
DR Horton, Inc.,
5.00%, 10/15/2034 32,000 31,186
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Meritage Homes Corp.,
5.65%, 3/15/2035 17,000 16,726
47,912
Household Products 0.0%
†
Kronos Acquisition Holdings,
Inc.,
8.25%, 6/30/2031(a) 15,000 13,303
Independent Power and Renewable Electricity Producers
0.0%
†
Lightning Power LLC,
7.25%, 8/15/2032(a) 15,000 15,444
Industrial REITs 0.0%
†
Americold Realty Operating
Partnership LP,
5.60%, 5/15/2032 12,000 12,045
Insurance 0.4%
Alliant Holdings Intermediate
LLC,
6.50%, 10/1/2031(a) 40,000 39,267
American National Group,
Inc.,
5.75%, 10/1/2029 13,000 13,106
APH Somerset Investor 2
LLC,
7.88%, 11/1/2029(a) 10,000 9,856
Arthur J Gallagher & Co.,
4.85%, 12/15/2029 15,000 15,104
5.15%, 2/15/2035 36,000 35,674
Athene Global Funding,
4.72%, 10/8/2029(a) 45,000 44,397
Athene Holding Ltd.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.61%),
6.63%, 10/15/2054(d) 27,000 26,737
Brown & Brown, Inc.,
2.38%, 3/15/2031 44,000 37,771
Markel Group, Inc.,
6.00%, 5/16/2054 25,000 25,209
Massachusetts Mutual Life
Insurance Co.,
3.38%, 4/15/2050(a) 61,000 41,768
MetLife, Inc.,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 24,000 24,047
Panther Escrow Issuer LLC,
7.13%, 6/1/2031(a) 50,000 50,947
Prudential Financial, Inc.,
5.20%, 3/14/2035 18,000 18,017
381,900
Interactive Media & Services 0.1%
Meta Platforms, Inc.,
5.60%, 5/15/2053 52,000 52,423

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.1%
Kyndryl Holdings, Inc.,
4.10%, 10/15/2041 54,000 41,857
VeriSign, Inc.,
5.25%, 6/1/2032 36,000 36,317
78,174
Machinery 0.1%
AGCO Corp.,
5.80%, 3/21/2034 27,000 27,380
Cummins, Inc.,
5.45%, 2/20/2054 12,000 11,752
Husky Injection Molding
Systems Ltd.,
9.00%, 2/15/2029(a) 75,000 75,139
114,271
Marine Transportation 0.2%
MV24 Capital BV,
Reg. S, 6.75%, 6/1/2034 150,420 145,134
Media 0.3%
Charter Communications
Operating LLC,
6.10%, 6/1/2029 10,000 10,325
Clear Channel Outdoor
Holdings, Inc.,
7.50%, 6/1/2029(a) 15,000 12,388
DirecTV Financing LLC, Term
Loan B,
5.88%, 8/15/2027(a) 50,000 48,452
DISH DBS Corp.,
5.75%, 12/1/2028(a) 40,000 33,734
EchoStar Corp.,
10.75%, 11/30/2029 10,000 10,508
Gray Media, Inc.,
10.50%, 7/15/2029(a) 30,000 31,256
Sirius XM Radio LLC,
5.50%, 7/1/2029(a) 85,000 82,069
Univision Communications,
Inc.,
7.38%, 6/30/2030(a) 30,000 28,661
Videotron Ltd.,
5.70%, 1/15/2035(a) 28,000 27,948
285,341
Metals & Mining 0.1%
ArcelorMittal SA,
6.00%, 6/17/2034 16,000 16,375
Glencore Funding LLC,
5.37%, 4/4/2029(a) 52,000 52,849
Novelis, Inc.,
6.88%, 1/30/2030(a) 10,000 10,142
Rio Tinto Finance USA plc,
5.75%, 3/14/2055 17,000 17,028
Vale Overseas Ltd.,
6.40%, 6/28/2054 17,000 16,777
113,171
Multi-Utilities 0.2%
Black Hills Corp.,
6.00%, 1/15/2035 27,000 27,946
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.21%),
6.63%, 5/15/2055(d) 18,000 17,873
DTE Energy Co.,
5.85%, 6/1/2034 38,000 39,281
NiSource, Inc.,
5.35%, 4/1/2034 24,000 24,078
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 13,000 13,180
5.85%, 4/1/2055 24,000 23,857
146,215
Oil, Gas & Consumable Fuels 1.6%
Aethon United BR LP,
7.50%, 10/1/2029(a) 65,000 66,114
APA Corp.,
6.10%, 2/15/2035(a) 22,000 21,905
Buckeye Partners LP,
6.88%, 7/1/2029(a) 60,000 60,992
Cheniere Energy Partners LP,
4.00%, 3/1/2031 28,000 26,259
Cheniere Energy, Inc.,
4.63%, 10/15/2028 49,000 48,476
Chord Energy Corp.,
6.75%, 3/15/2033(a) 30,000 29,843
Civitas Resources, Inc.,
8.38%, 7/1/2028(a) 15,000 15,480
Cosan Overseas Ltd.,
Reg. S, 8.25%,
5/05/2025(h) 100,000 99,800
Devon Energy Corp.,
5.75%, 9/15/2054 18,000 16,478
DT Midstream, Inc.,
4.13%, 6/15/2029(a) 14,000 13,176
Eastern Energy Gas Holdings
LLC,
5.65%, 10/15/2054 29,000 27,997
Ecopetrol SA,
5.88%, 11/2/2051 200,000 135,103
Energy Transfer LP,
5.00%, 5/15/2044(c) 40,000 34,517
5.95%, 5/15/2054 28,000 26,740
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(d) 17,000 17,262
Enterprise Products Operating
LLC,
5.55%, 2/16/2055 30,000 29,138
Expand Energy Corp.,
6.75%, 4/15/2029(a) 10,000 10,125
5.70%, 1/15/2035 15,000 15,054
Galaxy Pipeline Assets Bidco
Ltd.,
Reg. S, 2.94%, 9/30/2040 179,948 147,093
Gulfport Energy Operating
Corp.,
6.75%, 9/1/2029(a) 65,000 65,865

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Harvest Midstream I LP,
7.50%, 5/15/2032(a) 30,000 30,830
Hess Midstream Operations
LP,
5.88%, 3/1/2028(a) 15,000 15,067
5.50%, 10/15/2030(a) 18,000 17,625
HF Sinclair Corp.,
5.75%, 1/15/2031 18,000 18,228
Hilcorp Energy I LP,
7.25%, 2/15/2035(a) 15,000 14,325
Kinder Morgan Energy
Partners LP,
6.95%, 1/15/2038 54,000 59,510
Kinetik Holdings LP,
5.88%, 6/15/2030(a) 13,000 12,865
Matador Resources Co.,
6.50%, 4/15/2032(a) 50,000 49,552
MPLX LP,
5.50%, 6/1/2034 29,000 28,893
NGL Energy Operating LLC,
8.13%, 2/15/2029(a) 20,000 20,140
NGPL PipeCo LLC,
3.25%, 7/15/2031(a) 30,000 26,271
Occidental Petroleum Corp.,
5.38%, 1/1/2032 6,000 5,911
ONEOK, Inc.,
5.38%, 6/1/2029 15,000 15,224
5.65%, 9/1/2034 41,000 41,317
6.63%, 9/1/2053 26,000 27,208
Permian Resources Operating
LLC,
7.00%, 1/15/2032(a) 35,000 35,791
6.25%, 2/1/2033(a) 17,000 16,933
Petroleos Mexicanos,
6.75%, 9/21/2047 100,000 68,377
Tallgrass Energy Partners LP,
7.38%, 2/15/2029(a) 20,000 20,100
Targa Resources Corp.,
5.50%, 2/15/2035 11,000 10,935
Venture Global LNG, Inc.,
8.38%, 6/1/2031(a) 15,000 15,214
9.88%, 2/1/2032(a) 10,000 10,621
Vital Energy, Inc.,
7.88%, 4/15/2032(a) 25,000 23,273
1,491,627
Passenger Airlines 0.0%
†
American Airlines, Inc.,
8.50%, 5/15/2029(a) 30,000 30,456
JetBlue Airways Corp.,
9.88%, 9/20/2031(a) 15,000 14,806
45,262
Pharmaceuticals 0.1%
1375209 BC Ltd.,
9.00%, 1/30/2028(a) 5,000 4,996
Bausch Health Cos., Inc.,
6.13%, 2/1/2027(a) 25,000 25,350
5.25%, 1/30/2030(a) 10,000 5,925
14.00%, 10/15/2030(a) 1,000 944
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Royalty Pharma plc,
5.40%, 9/2/2034 31,000 30,645
67,860
Professional Services 0.2%
Amentum Holdings, Inc.,
7.25%, 8/1/2032(a) 40,000 39,346
Jacobs Engineering Group,
Inc.,
5.90%, 3/1/2033 53,000 54,476
Verisk Analytics, Inc.,
5.25%, 6/5/2034 28,000 28,231
VT Topco, Inc.,
8.50%, 8/15/2030(a) 30,000 31,453
153,506
Real Estate Management & Development 0.0%
†
Anywhere Real Estate Group
LLC,
7.00%, 4/15/2030(a) 25,000 22,231
Residential REITs 0.1%
American Homes 4 Rent LP,
5.50%, 2/1/2034 38,000 38,040
Sun Communities Operating
LP,
2.70%, 7/15/2031 34,000 29,588
67,628
Retail REITs 0.1%
Agree LP,
5.63%, 6/15/2034 20,000 20,238
Phillips Edison Grocery Center
Operating Partnership I LP,
5.75%, 7/15/2034 30,000 30,243
50,481
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc.,
3.42%, 4/15/2033(a) 59,000 52,531
Marvell Technology, Inc.,
5.95%, 9/15/2033 53,000 55,283
Micron Technology, Inc.,
5.80%, 1/15/2035 85,000 87,040
Qorvo, Inc.,
3.38%, 4/1/2031(a) 20,000 17,533
212,387
Software 0.2%
AppLovin Corp.,
5.38%, 12/1/2031 13,000 13,066
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a) 35,000 32,830
Atlassian Corp.,
5.25%, 5/15/2029 17,000 17,301
Cadence Design Systems,
Inc.,
4.70%, 9/10/2034 16,000 15,622
Central Parent LLC,
8.00%, 6/15/2029(a) 10,000 8,774
Ellucian Holdings, Inc.,
6.50%, 12/1/2029(a) 25,000 24,586

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.80%, 11/15/2037 13,000 10,953
5.38%, 9/27/2054 30,000 27,358
Synopsys, Inc.,
5.15%, 4/1/2035 23,000 23,121
Workday, Inc.,
3.80%, 4/1/2032 14,000 12,958
186,569
Specialized REITs 0.1%
American Tower Corp.,
3.60%, 1/15/2028 30,000 29,212
Equinix, Inc.,
3.90%, 4/15/2032 31,000 28,902
2.95%, 9/15/2051 54,000 33,428
Extra Space Storage LP,
5.40%, 2/1/2034 28,000 28,035
Iron Mountain, Inc.,
6.25%, 1/15/2033(a) 5,000 4,952
124,529
Specialty Retail 0.2%
AutoNation, Inc.,
5.89%, 3/15/2035 24,000 23,953
Carvana Co.,
11.00%, 6/1/2030(a)(g) 15,000 15,224
Lowe's Cos., Inc.,
5.63%, 4/15/2053 14,000 13,514
Michaels Cos., Inc. (The),
5.25%, 5/1/2028(a) 10,000 6,865
O'Reilly Automotive, Inc.,
5.75%, 11/20/2026 12,000 12,220
5.00%, 8/19/2034 16,000 15,721
Staples, Inc.,
10.75%, 9/1/2029(a) 15,000 13,552
Victra Holdings LLC,
8.75%, 9/15/2029(a) 50,000 51,574
152,623
Technology Hardware, Storage & Peripherals 0.1%
Dell, Inc.,
6.50%, 4/15/2038 26,000 27,433
Hewlett Packard Enterprise
Co.,
5.00%, 10/15/2034 70,000 68,197
NetApp, Inc.,
1.88%, 6/22/2025 41,000 40,732
136,362
Tobacco 0.1%
BAT Capital Corp.,
4.54%, 8/15/2047 35,000 27,958
Philip Morris International,
Inc.,
5.25%, 2/13/2034 28,000 28,263
56,221
Trading Companies & Distributors 0.1%
Aviation Capital Group LLC,
5.38%, 7/15/2029(a) 18,000 18,142
Fortress Transportation and
Infrastructure Investors LLC,
5.88%, 4/15/2033(a) 30,000 28,661
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp.,
5.50%, 6/15/2035 16,000 15,998
WESCO Distribution, Inc.,
6.38%, 3/15/2033(a) 10,000 10,050
72,851
Transportation Infrastructure 0.3%
Adani International Container
Terminal Pvt Ltd.,
Reg. S, 3.00%, 2/16/2031 166,000 141,956
Rutas 2 & 7 Finance Ltd.,
Reg. S, 0.00%,
9/30/2036(f) 160,000 113,224
255,180
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.,
5.50%, 1/15/2055 77,000 73,242
Total Corporate Bonds
(cost $11,146,927)
11,020,935
Foreign Government Securities 0.7%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 141,312
DOMINICAN REPUBLIC 0.2%
Dominican Republic
Government Bond,
Reg. S, 5.50%, 2/22/2029 150,000 147,405
GUATEMALA 0.2%
Republic of Guatemala,
Reg. S, 5.38%, 4/24/2032 200,000 192,000
SOUTH AFRICA 0.2%
Republic of South Africa,
4.30%, 10/12/2028 200,000 188,500
Total Foreign Government Securities
(cost $778,247)
669,217
Mortgage-Backed Securities 21.3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,176,904 1,076,841
Pool# G08775
4.00%, 8/1/2047 369,385 347,999
Pool# Q51461
3.50%, 10/1/2047 515,912 471,968
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 547,107 541,329
Pool# RJ1952
5.50%, 7/1/2054 2,008,187 2,026,763
Pool# SD6874
5.50%, 11/1/2054 899,677 910,123

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,872,650
Pool# BS9551
5.94%, 9/1/2053 1,881,580 1,996,051
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 898,997 767,886
Pool# AS9937
3.00%, 7/1/2047 912,799 806,809
Pool# FM8215
2.50%, 3/1/2051 1,254,569 1,061,126
Pool# CB0705
3.00%, 6/1/2051 1,205,026 1,053,580
Pool# MA4416
3.50%, 9/1/2051 1,017,844 923,941
Pool# CB8501
6.00%, 5/1/2054 1,816,875 1,881,506
Pool# FS8642
6.00%, 6/1/2054 2,014,425 2,070,641
Pool# FS9671
5.50%, 11/1/2054 913,610 924,218
Pool# FA0627
5.50%, 2/1/2055 993,327 1,003,007
Total Mortgage-Backed Securities
(cost $21,097,365)
19,736,438
U.S. Treasury Obligations 21.1%
U.S. Treasury Notes
0.38%, 4/30/2025 3,950,000 3,937,581
0.75%, 3/31/2026 3,000,000 2,903,977
0.75%, 5/31/2026 4,000,000 3,851,875
0.75%, 1/31/2028 9,650,000 8,845,205
Total U.S. Treasury Obligations
(cost $19,421,903)
19,538,638
Investment Company  1.1%
Shares
Fixed Income Fund 1.1%
DoubleLine Floating Rate
Fund, Class I 112,959 1,003,075
Total Investment Company
(cost $1,065,202)
1,003,075
Total Investments
(cost $94,548,743) — 97.8%
90,620,255
Other assets in excess of
liabilities — 2.2% 2,027,627
NET ASSETS — 100.0%
$ 92,647,882
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $22,415,743 which represents 24.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2025.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2025. The
maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

30 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 110 6/2025 USD 22,788,906 126,318
U.S. Treasury 5 Year Note 75 6/2025 USD 8,111,719 102,891
U.S. Treasury Long Bond 99 6/2025 USD 11,610,844 173,213
U.S. Treasury Ultra Bond 2 6/2025 USD 244,500 4,687
Total long contracts 407,109
Short Contracts
U.S. Treasury 10 Year Ultra Note (61) 6/2025 USD (6,961,625) (90,143)
Total short contracts (90,143)
Net contracts 316,966
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

32 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,020,552 $ – $ 15,020,552
Collateralized Mortgage Obligations – 16,411,948 – 16,411,948
Commercial Mortgage-Backed Securities – 7,219,452 – 7,219,452
Corporate Bonds – 11,020,935 – 11,020,935
Foreign Government Securities – 669,217 – 669,217
Futures Contracts 407,109 – – 407,109
Investment Company 1,003,075 – – 1,003,075
Mortgage-Backed Securities – 19,736,438 – 19,736,438
U.S. Treasury Obligations – 19,538,638 – 19,538,638
Total Assets $ 1,410,184 $ 89,617,180 $ – $ 91,027,364
Liabilities:
Futures Contracts $ (90,143) $ – $ – $ (90,143)
Total Liabilities $ (90,143) $ – $ – $ (90,143)
Total $ 1,320,041 $ 89,617,180 $ – $ 90,937,221

NVIT DoubleLine Total Return Tactical Fund - March 31, 2025 (Unaudited) - Statement of Investments - 33
Assets: Fair Value
Futures Contracts
Interest rate risk
Unrealized appreciation from futures contracts $ 407,109
Total $ 407,109
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (90,143)
Total $ (90,143)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds 95.5%
Principal
Amount ($) Value ($)
Aerospace / Defense 1.8%
Goat Holdco LLC,
6.75%, 2/1/2032(a) 100,000 97,874
TransDigm, Inc.,
5.50%, 11/15/2027 850,000 840,394
6.38%, 3/1/2029(a) 150,000 151,529
4.88%, 5/1/2029 75,000 71,238
6.88%, 12/15/2030(a) 75,000 76,635
6.63%, 3/1/2032(a) 300,000 303,823
1,541,493
Automotive 4.1%
Adient Global Holdings Ltd.,
7.00%, 4/15/2028(a) 75,000 75,153
8.25%, 4/15/2031(a) 150,000 145,345
7.50%, 2/15/2033(a) 50,000 46,815
Clarios Global LP,
8.50%, 5/15/2027(a) 900,000 900,211
6.75%, 5/15/2028(a) 100,000 101,408
6.75%, 2/15/2030(a) 75,000 75,715
Dana, Inc.,
4.50%, 2/15/2032 150,000 136,593
Dornoch Debt Merger Sub,
Inc.,
6.63%, 10/15/2029(a) 325,000 247,135
Ford Motor Credit Co. LLC,
3.38%, 11/13/2025 475,000 469,330
2.70%, 8/10/2026 200,000 192,865
5.11%, 5/3/2029 200,000 192,796
IHO Verwaltungs GmbH,
6.38%, 5/15/2029(a)(b) 225,000 216,791
8.00%, 11/15/2032(a)(b) 225,000 219,265
JB Poindexter & Co., Inc.,
8.75%, 12/15/2031(a) 350,000 359,687
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/2029(a) 125,000 98,413
ZF North America Capital,
Inc.,
6.75%, 4/23/2030(a) 150,000 142,535
3,620,057
Building Materials 4.7%
American Builders &
Contractors Supply Co.,
Inc.,
4.00%, 1/15/2028(a) 75,000 71,717
Beacon Roofing Supply, Inc.,
6.50%, 8/1/2030(a) 50,000 52,598
CP Atlas Buyer, Inc.,
7.00%, 12/1/2028(a) 275,000 217,427
Foundation Building Materials,
Inc.,
6.00%, 3/1/2029(a) 675,000 550,921
GYP Holdings III Corp.,
4.63%, 5/1/2029(a) 275,000 257,272
Interface, Inc.,
5.50%, 12/1/2028(a) 375,000 365,162
Masterbrand, Inc.,
7.00%, 7/15/2032(a) 225,000 224,578
Miter Brands Acquisition
Holdco, Inc.,
6.75%, 4/1/2032(a) 350,000 346,895
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials
MIWD Holdco II LLC,
5.50%, 2/1/2030(a) 125,000 112,355
Patrick Industries, Inc.,
6.38%, 11/1/2032(a) 375,000 363,480
Quikrete Holdings, Inc.,
6.38%, 3/1/2032(a) 225,000 226,429
6.75%, 3/1/2033(a) 75,000 74,659
Standard Building Solutions,
Inc.,
6.50%, 8/15/2032(a) 175,000 174,948
Standard Industries, Inc.,
5.00%, 2/15/2027(a) 300,000 295,304
3.38%, 1/15/2031(a) 475,000 412,997
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 375,000 359,907
4,106,649
Cable Satellite 5.1%
CCO Holdings LLC,
5.13%, 5/1/2027(a) 200,000 196,988
5.00%, 2/1/2028(a) 375,000 363,930
5.38%, 6/1/2029(a) 50,000 48,380
4.75%, 3/1/2030(a) 750,000 695,581
4.50%, 5/1/2032 400,000 347,224
4.50%, 6/1/2033(a) 125,000 106,605
4.25%, 1/15/2034(a) 50,000 41,125
DISH DBS Corp.,
5.13%, 6/1/2029 350,000 228,356
Sirius XM Radio LLC,
3.13%, 9/1/2026(a) 325,000 314,865
4.00%, 7/15/2028(a) 100,000 93,300
3.88%, 9/1/2031(a) 100,000 85,708
Sunrise FinCo. I BV,
4.88%, 7/15/2031(a) 625,000 568,353
Telenet Finance Luxembourg
Notes Sarl,
5.50%, 3/1/2028(a) 400,000 388,000
Virgin Media Secured Finance
plc,
5.50%, 5/15/2029(a) 200,000 189,428
Vmed O2 UK Financing I plc,
4.75%, 7/15/2031(a) 600,000 521,076
VZ Secured Financing BV,
5.00%, 1/15/2032(a) 350,000 304,123
4,493,042
Chemicals 2.9%
Axalta Coating Systems Dutch
Holding B BV,
7.25%, 2/15/2031(a) 150,000 154,700
Axalta Coating Systems LLC,
4.75%, 6/15/2027(a) 175,000 172,002
3.38%, 2/15/2029(a) 150,000 137,181
Celanese US Holdings LLC,
6.50%, 4/15/2030 125,000 124,098
6.75%, 4/15/2033 225,000 218,417
Element Solutions, Inc.,
3.88%, 9/1/2028(a) 225,000 211,848
HB Fuller Co.,
4.25%, 10/15/2028 75,000 71,127
Herens Holdco Sarl,
4.75%, 5/15/2028(a) 225,000 202,403

NVIT Federated High Income Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Illuminate Buyer LLC,
9.00%, 7/1/2028(a) 175,000 173,944
Olympus Water US Holding
Corp.,
4.25%, 10/1/2028(a) 200,000 184,813
6.25%, 10/1/2029(a) 425,000 372,909
SNF Group SACA,
3.38%, 3/15/2030(a) 250,000 220,767
WR Grace Holdings LLC,
5.63%, 8/15/2029(a) 300,000 258,182
2,502,391
Construction Machinery 0.4%
H&E Equipment Services,
Inc.,
3.88%, 12/15/2028(a) 175,000 174,435
United Rentals North America,
Inc.,
4.88%, 1/15/2028 150,000 147,438
3.88%, 2/15/2031 50,000 45,369
367,242
Consumer Cyclical Services 3.8%
Allied Universal Holdco LLC,
9.75%, 7/15/2027(a) 175,000 175,558
6.00%, 6/1/2029(a) 450,000 413,541
7.88%, 2/15/2031(a) 200,000 202,550
Brink's Co. (The),
6.50%, 6/15/2029(a) 225,000 228,085
6.75%, 6/15/2032(a) 125,000 126,738
Cars.com, Inc.,
6.38%, 11/1/2028(a) 200,000 198,526
Dun & Bradstreet Corp. (The),
5.00%, 12/15/2029(a) 350,000 350,578
Garda World Security Corp.,
6.00%, 6/1/2029(a) 350,000 328,159
8.38%, 11/15/2032(a) 675,000 663,666
Go Daddy Operating Co. LLC,
5.25%, 12/1/2027(a) 200,000 198,302
Match Group Holdings II LLC,
5.00%, 12/15/2027(a) 250,000 245,056
4.13%, 8/1/2030(a) 250,000 224,054
3,354,813
Consumer Products 2.1%
BCPE Empire Holdings, Inc.,
7.63%, 5/1/2027(a) 700,000 688,449
Champ Acquisition Corp.,
8.38%, 12/1/2031(a) 250,000 258,259
Edgewell Personal Care Co.,
4.13%, 4/1/2029(a) 325,000 300,874
Energizer Holdings, Inc.,
4.75%, 6/15/2028(a) 275,000 263,280
4.38%, 3/31/2029(a) 350,000 325,885
1,836,747
Diversified Manufacturing 1.6%
EMRLD Borrower LP,
6.63%, 12/15/2030(a) 525,000 525,233
Gates Corp.,
6.88%, 7/1/2029(a) 400,000 406,930
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Manufacturing
WESCO Distribution, Inc.,
7.25%, 6/15/2028(a) 375,000 380,321
6.38%, 3/15/2033(a) 75,000 75,378
1,387,862
Finance Companies 2.1%
Boost Newco Borrower LLC,
7.50%, 1/15/2031(a) 425,000 442,398
Macquarie Airfinance Holdings
Ltd.,
8.13%, 3/30/2029(a) 50,000 52,473
Navient Corp.,
5.50%, 3/15/2029 150,000 141,947
Rocket Mortgage LLC,
2.88%, 10/15/2026(a) 275,000 263,570
3.63%, 3/1/2029(a) 275,000 253,617
3.88%, 3/1/2031(a) 75,000 67,185
4.00%, 10/15/2033(a) 75,000 64,335
United Wholesale Mortgage
LLC,
5.50%, 11/15/2025(a) 100,000 99,726
5.75%, 6/15/2027(a) 175,000 172,066
5.50%, 4/15/2029(a) 175,000 168,721
UWM Holdings LLC,
6.63%, 2/1/2030(a) 100,000 99,183
1,825,221
Food & Beverage 2.4%
BellRing Brands, Inc.,
7.00%, 3/15/2030(a) 475,000 490,788
Performance Food Group,
Inc.,
5.50%, 10/15/2027(a) 50,000 49,522
4.25%, 8/1/2029(a) 275,000 257,163
6.13%, 9/15/2032(a) 125,000 124,245
Post Holdings, Inc.,
5.50%, 12/15/2029(a) 325,000 315,897
6.25%, 2/15/2032(a) 50,000 50,293
6.38%, 3/1/2033(a) 75,000 73,749
6.25%, 10/15/2034(a) 75,000 73,842
US Foods, Inc.,
4.75%, 2/15/2029(a) 450,000 433,713
4.63%, 6/1/2030(a) 150,000 142,448
5.75%, 4/15/2033(a) 50,000 48,641
2,060,301
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc.,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 5.5%
Boyd Gaming Corp.,
4.75%, 12/1/2027 100,000 97,839
4.75%, 6/15/2031(a) 50,000 46,114
Caesars Entertainment, Inc.,
7.00%, 2/15/2030(a) 100,000 101,370
6.50%, 2/15/2032(a) 150,000 149,513
6.00%, 10/15/2032(a) 400,000 373,548
CCM Merger, Inc.,
6.38%, 5/1/2026(a) 150,000 150,219
Churchill Downs, Inc.,
5.75%, 4/1/2030(a) 200,000 195,626

36 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Churchill Downs, Inc.,
6.75%, 5/1/2031(a) 250,000 251,969
Light & Wonder International,
Inc.,
7.25%, 11/15/2029(a) 175,000 177,396
7.50%, 9/1/2031(a) 150,000 153,657
MGM Resorts International,
6.13%, 9/15/2029 250,000 247,522
6.50%, 4/15/2032 225,000 220,633
Midwest Gaming Borrower
LLC,
4.88%, 5/1/2029(a) 475,000 445,797
Mohegan Tribal Gaming
Authority,
8.00%, 2/1/2026(a) 475,000 474,978
Ontario Gaming GTA LP,
8.00%, 8/1/2030(a) 125,000 124,320
Penn Entertainment, Inc.,
4.13%, 7/1/2029(a) 100,000 88,784
Scientific Games Holdings LP,
6.63%, 3/1/2030(a) 275,000 259,350
Station Casinos LLC,
4.50%, 2/15/2028(a) 350,000 335,234
4.63%, 12/1/2031(a) 150,000 134,778
6.63%, 3/15/2032(a) 75,000 74,386
VICI Properties LP,
4.25%, 12/1/2026(a) 150,000 148,361
3.88%, 2/15/2029(a) 25,000 23,868
4.63%, 12/1/2029(a) 150,000 145,517
4.13%, 8/15/2030(a) 75,000 70,601
Wynn Resorts Finance LLC,
7.13%, 2/15/2031(a) 125,000 129,358
6.25%, 3/15/2033(a) 200,000 194,787
4,815,525
Health Insurance 0.5%
Centene Corp.,
4.63%, 12/15/2029 175,000 167,663
3.38%, 2/15/2030 50,000 45,220
Molina Healthcare, Inc.,
6.25%, 1/15/2033(a) 200,000 196,838
409,721
Healthcare 4.9%
AHP Health Partners, Inc.,
5.75%, 7/15/2029(a) 400,000 371,103
Avantor Funding, Inc.,
4.63%, 7/15/2028(a) 200,000 192,758
3.88%, 11/1/2029(a) 350,000 323,128
Community Health Systems,
Inc.,
6.88%, 4/15/2029(a) 225,000 145,909
6.13%, 4/1/2030(a) 200,000 119,374
5.25%, 5/15/2030(a) 150,000 123,757
Concentra Escrow Issuer
Corp.,
6.88%, 7/15/2032(a) 75,000 76,313
IQVIA, Inc.,
5.00%, 10/15/2026(a) 225,000 223,382
6.50%, 5/15/2030(a) 175,000 178,110
Medline Borrower LP,
3.88%, 4/1/2029(a) 125,000 116,842
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Medline Borrower LP,
6.25%, 4/1/2029(a) 75,000 75,955
5.25%, 10/1/2029(a) 1,000,000 959,573
Neogen Food Safety Corp.,
8.63%, 7/20/2030(a) 175,000 184,257
Raven Acquisition Holdings
LLC,
6.88%, 11/15/2031(a) 150,000 145,660
Select Medical Corp.,
6.25%, 12/1/2032(a) 250,000 243,585
Teleflex, Inc.,
4.63%, 11/15/2027 75,000 73,288
Tenet Healthcare Corp.,
6.25%, 2/1/2027 250,000 250,124
5.13%, 11/1/2027 200,000 197,070
4.25%, 6/1/2029 175,000 164,866
6.13%, 6/15/2030 125,000 124,422
4,289,476
Independent Energy 3.4%
Aethon United BR LP,
7.50%, 10/1/2029(a) 250,000 254,286
Antero Resources Corp.,
7.63%, 2/1/2029(a) 13,000 13,327
5.38%, 3/1/2030(a) 125,000 122,726
Ascent Resources Utica
Holdings LLC,
8.25%, 12/31/2028(a) 150,000 152,959
5.88%, 6/30/2029(a) 150,000 146,374
6.63%, 10/15/2032(a) 125,000 124,417
Civitas Resources, Inc.,
8.38%, 7/1/2028(a) 150,000 154,798
8.63%, 11/1/2030(a) 100,000 103,167
8.75%, 7/1/2031(a) 125,000 128,368
CNX Resources Corp.,
7.25%, 3/1/2032(a) 50,000 50,844
Comstock Resources, Inc.,
6.75%, 3/1/2029(a) 400,000 391,216
5.88%, 1/15/2030(a) 150,000 141,661
Expand Energy Corp.,
5.88%, 2/1/2029(a) 25,000 24,956
5.38%, 3/15/2030 50,000 49,634
7.00%, 10/1/2099(c) 200,000 800
Matador Resources Co.,
6.50%, 4/15/2032(a) 200,000 198,207
6.25%, 4/15/2033(a) 75,000 73,157
Range Resources Corp.,
8.25%, 1/15/2029 125,000 128,570
4.75%, 2/15/2030(a) 75,000 71,350
Sitio Royalties Operating
Partnership LP,
7.88%, 11/1/2028(a) 125,000 128,664
SM Energy Co.,
6.75%, 9/15/2026 125,000 124,943
6.50%, 7/15/2028 125,000 124,143
6.75%, 8/1/2029(a) 75,000 73,883
TGNR Intermediate Holdings
LLC,
5.50%, 10/15/2029(a) 200,000 187,780
2,970,230

NVIT Federated High Income Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial - Other 1.5%
Hillenbrand, Inc.,
6.25%, 2/15/2029 225,000 225,414
Madison IAQ LLC,
5.88%, 6/30/2029(a) 700,000 661,340
SPX Flow, Inc.,
8.75%, 4/1/2030(a) 450,000 462,412
1,349,166
Insurance - P&C 9.3%
Acrisure LLC,
6.00%, 8/1/2029(a) 125,000 119,774
7.50%, 11/6/2030(a) 275,000 279,774
Alliant Holdings Intermediate
LLC,
6.75%, 10/15/2027(a) 100,000 99,602
5.88%, 11/1/2029(a) 200,000 193,307
7.00%, 1/15/2031(a) 325,000 325,994
7.38%, 10/1/2032(a) 175,000 175,768
AmWINS Group, Inc.,
6.38%, 2/15/2029(a) 175,000 176,334
4.88%, 6/30/2029(a) 575,000 542,057
Ardonagh Group Finance Ltd.,
8.88%, 2/15/2032(a) 1,050,000 1,068,919
AssuredPartners, Inc.,
5.63%, 1/15/2029(a) 125,000 124,738
7.50%, 2/15/2032(a) 75,000 80,058
Baldwin Insurance Group
Holdings LLC,
7.13%, 5/15/2031(a) 375,000 380,005
BroadStreet Partners, Inc.,
5.88%, 4/15/2029(a) 850,000 816,808
HUB International Ltd.,
5.63%, 12/1/2029(a) 450,000 435,269
7.25%, 6/15/2030(a) 450,000 463,503
7.38%, 1/31/2032(a) 400,000 407,273
Jones Deslauriers Insurance
Management, Inc.,
8.50%, 3/15/2030(a) 325,000 341,419
10.50%, 12/15/2030(a) 350,000 374,783
Panther Escrow Issuer LLC,
7.13%, 6/1/2031(a) 650,000 662,305
Ryan Specialty LLC,
4.38%, 2/1/2030(a) 200,000 190,293
5.88%, 8/1/2032(a) 225,000 222,229
USI, Inc.,
7.50%, 1/15/2032(a) 600,000 612,106
8,092,318
Leisure 2.5%
Carnival Corp.,
6.00%, 5/1/2029(a) 125,000 124,125
7.00%, 8/15/2029(a) 50,000 52,300
5.75%, 3/15/2030(a) 100,000 99,597
6.13%, 2/15/2033(a) 125,000 123,179
NCL Corp. Ltd.,
5.88%, 3/15/2026(a) 22,000 21,954
8.13%, 1/15/2029(a) 150,000 157,775
7.75%, 2/15/2029(a) 150,000 156,332
6.75%, 2/1/2032(a) 75,000 74,085
NCL Finance Ltd.,
6.13%, 3/15/2028(a) 100,000 99,680
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/2026(a) 100,000 98,459
5.63%, 9/30/2031(a) 75,000 73,644
6.25%, 3/15/2032(a) 175,000 176,580
6.00%, 2/1/2033(a) 200,000 199,876
SeaWorld Parks &
Entertainment, Inc.,
5.25%, 8/15/2029(a) 425,000 402,611
Six Flags Entertainment Corp.,
5.50%, 4/15/2027(a) 75,000 74,223
7.25%, 5/15/2031(a) 250,000 250,963
2,185,383
Lodging 0.8%
Hilton Domestic Operating
Co., Inc.,
5.38%, 5/1/2025(a) 75,000 74,742
4.88%, 1/15/2030 100,000 96,708
3.63%, 2/15/2032(a) 50,000 43,825
5.88%, 3/15/2033(a) 175,000 173,274
RHP Hotel Properties LP,
7.25%, 7/15/2028(a) 50,000 51,199
6.50%, 4/1/2032(a) 150,000 149,731
XHR LP,
6.63%, 5/15/2030(a) 150,000 147,261
736,740
Media Entertainment 2.1%
Audacy Capital LLC,
6.50%, 5/1/2027(a)(c) 425,000 14,558
6.75%, 3/31/2029(a)(c) 200,000 6,845
Gray Media, Inc.,
4.75%, 10/15/2030(a) 75,000 47,269
5.38%, 11/15/2031(a) 150,000 93,638
Lamar Media Corp.,
4.88%, 1/15/2029 75,000 72,927
3.63%, 1/15/2031 50,000 44,688
Outfront Media Capital LLC,
4.25%, 1/15/2029(a) 25,000 23,184
4.63%, 3/15/2030(a) 375,000 342,844
7.38%, 2/15/2031(a) 25,000 26,038
Scripps Escrow II, Inc.,
5.38%, 1/15/2031(a) 75,000 45,807
Stagwell Global LLC,
5.63%, 8/15/2029(a) 625,000 595,193
Univision Communications,
Inc.,
8.00%, 8/15/2028(a) 100,000 100,312
4.50%, 5/1/2029(a) 100,000 88,353
7.38%, 6/30/2030(a) 200,000 191,074
WMG Acquisition Corp.,
3.75%, 12/1/2029(a) 200,000 186,411
1,879,141
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.,
4.63%, 3/1/2029(a) 225,000 209,085
6.88%, 11/1/2029(a) 125,000 122,320
6.75%, 4/15/2030(a) 50,000 48,409
7.50%, 9/15/2031(a) 25,000 24,408
7.00%, 3/15/2032(a) 200,000 191,914

38 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Coeur Mining, Inc.,
5.13%, 2/15/2029(a) 300,000 284,600
880,736
Midstream 5.4%
Antero Midstream Partners LP,
5.75%, 3/1/2027(a) 125,000 124,633
5.75%, 1/15/2028(a) 225,000 223,887
5.38%, 6/15/2029(a) 525,000 513,170
Aris Water Holdings LLC,
7.63%, 4/1/2026(a) 225,000 225,000
7.25%, 4/1/2030(a) 175,000 176,977
Blue Racer Midstream LLC,
7.00%, 7/15/2029(a) 50,000 51,099
7.25%, 7/15/2032(a) 75,000 77,588
Cheniere Energy Partners LP,
4.50%, 10/1/2029 150,000 145,895
4.00%, 3/1/2031 150,000 140,674
3.25%, 1/31/2032 75,000 66,003
CNX Midstream Partners LP,
4.75%, 4/15/2030(a) 375,000 349,115
DT Midstream, Inc.,
4.38%, 6/15/2031(a) 175,000 160,966
Energy Transfer LP,
7.38%, 2/1/2031(a) 100,000 104,993
EQM Midstream Partners LP,
4.50%, 1/15/2029(a) 116,000 112,345
6.38%, 4/1/2029(a) 75,000 76,734
4.75%, 1/15/2031(a) 225,000 216,408
Hess Midstream Operations
LP,
5.13%, 6/15/2028(a) 175,000 172,282
6.50%, 6/1/2029(a) 75,000 76,491
4.25%, 2/15/2030(a) 100,000 94,079
5.50%, 10/15/2030(a) 125,000 122,394
HF Sinclair Corp.,
6.38%, 4/15/2027 30,000 30,390
5.00%, 2/1/2028 275,000 273,960
Northriver Midstream Finance
LP,
6.75%, 7/15/2032(a) 275,000 277,565
Rockies Express Pipeline
LLC,
6.75%, 3/15/2033(a) 75,000 76,256
Suburban Propane Partners
LP,
5.88%, 3/1/2027 125,000 124,328
5.00%, 6/1/2031(a) 350,000 315,988
Targa Resources Partners LP,
6.50%, 7/15/2027 50,000 50,214
5.00%, 1/15/2028 50,000 50,011
5.50%, 3/1/2030 175,000 176,631
Western Midstream Operating
LP,
4.50%, 3/1/2028 125,000 123,776
4,729,852
Oil Field Services 2.1%
Archrock Partners LP,
6.88%, 4/1/2027(a) 300,000 300,161
6.25%, 4/1/2028(a) 325,000 325,249
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
Kodiak Gas Services LLC,
7.25%, 2/15/2029(a) 125,000 127,419
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 150,000 138,073
Nabors Industries, Inc.,
7.38%, 5/15/2027(a) 100,000 98,630
9.13%, 1/31/2030(a) 50,000 50,017
8.88%, 8/15/2031(a) 125,000 108,536
Precision Drilling Corp.,
7.13%, 1/15/2026(a) 52,000 52,018
6.88%, 1/15/2029(a) 125,000 122,124
USA Compression Partners
LP,
6.88%, 9/1/2027 150,000 150,114
7.13%, 3/15/2029(a) 325,000 330,548
1,802,889
Packaging 4.0%
ARD Finance SA,
6.50%, 6/30/2027(a)(b) 259,062 15,544
Ardagh Metal Packaging
Finance USA LLC,
4.00%, 9/1/2029(a) 650,000 553,491
Ardagh Packaging Finance
plc,
5.25%, 8/15/2027(a) 200,000 91,532
5.25%, 8/15/2027(a) 200,000 91,532
Ball Corp.,
6.00%, 6/15/2029 100,000 101,186
Clydesdale Acquisition
Holdings, Inc.,
6.88%, 1/15/2030(a) 150,000 151,138
8.75%, 4/15/2030(a) 575,000 583,133
Crown Americas LLC,
5.25%, 4/1/2030 150,000 146,128
Mauser Packaging Solutions
Holding Co.,
7.88%, 4/15/2027(a) 100,000 98,000
9.25%, 4/15/2027(a) 150,000 141,495
OI European Group BV,
4.75%, 2/15/2030(a) 50,000 45,764
Owens-Brockway Glass
Container, Inc.,
6.63%, 5/13/2027(a) 100,000 99,452
7.25%, 5/15/2031(a) 50,000 48,812
7.38%, 6/1/2032(a) 100,000 95,441
Sealed Air Corp.,
6.13%, 2/1/2028(a) 25,000 25,036
5.00%, 4/15/2029(a) 75,000 72,842
7.25%, 2/15/2031(a) 75,000 77,636
6.50%, 7/15/2032(a) 250,000 253,038
Trivium Packaging Finance
BV,
8.50%, 8/15/2027(a)(d) 825,000 820,764
3,511,964
Paper 0.6%
Clearwater Paper Corp.,
4.75%, 8/15/2028(a) 200,000 186,236
Graphic Packaging
International LLC,
4.75%, 7/15/2027(a) 75,000 73,413

NVIT Federated High Income Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Paper
Graphic Packaging
International LLC,
3.50%, 3/1/2029(a) 250,000 230,577
3.75%, 2/1/2030(a) 25,000 22,843
513,069
Pharmaceuticals 1.6%
Bausch Health Cos., Inc.,
6.13%, 2/1/2027(a) 150,000 152,100
4.88%, 6/1/2028(a) 125,000 100,937
5.00%, 2/15/2029(a) 350,000 224,609
Grifols SA,
4.75%, 10/15/2028(a) 475,000 438,574
Organon & Co.,
5.13%, 4/30/2031(a) 350,000 305,167
7.88%, 5/15/2034(a) 200,000 194,135
1,415,522
Restaurants 1.7%
1011778 BC ULC,
4.38%, 1/15/2028(a) 125,000 120,210
5.63%, 9/15/2029(a) 50,000 49,497
4.00%, 10/15/2030(a) 975,000 882,390
KFC Holding Co.,
4.75%, 6/1/2027(a) 150,000 147,934
Yum! Brands, Inc.,
4.75%, 1/15/2030(a) 200,000 193,190
4.63%, 1/31/2032 50,000 46,640
5.38%, 4/1/2032 25,000 24,370
1,464,231
Retailers 2.6%
Academy Ltd.,
6.00%, 11/15/2027(a) 200,000 199,605
Asbury Automotive Group,
Inc.,
4.63%, 11/15/2029(a) 350,000 327,987
5.00%, 2/15/2032(a) 100,000 90,688
Belron UK Finance plc,
5.75%, 10/15/2029(a) 250,000 248,250
Gap, Inc. (The),
3.63%, 10/1/2029(a) 200,000 180,408
Group 1 Automotive, Inc.,
6.38%, 1/15/2030(a) 275,000 275,591
Kontoor Brands, Inc.,
4.13%, 11/15/2029(a) 250,000 229,714
LCM Investments Holdings II
LLC,
4.88%, 5/1/2029(a) 250,000 234,599
8.25%, 8/1/2031(a) 200,000 207,578
Sally Holdings LLC,
6.75%, 3/1/2032 200,000 200,377
William Carter Co. (The),
5.63%, 3/15/2027(a) 50,000 49,653
2,244,450
Supermarkets 0.5%
Albertsons Cos., Inc.,
5.88%, 2/15/2028(a) 100,000 99,951
3.50%, 3/15/2029(a) 375,000 345,115
6.25%, 3/15/2033(a) 25,000 25,244
470,310
Corporate Bonds
Principal
Amount ($) Value ($)
Technology 11.1%
Amentum Holdings, Inc.,
7.25%, 8/1/2032(a) 325,000 319,689
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a) 675,000 633,158
Capstone Borrower, Inc.,
8.00%, 6/15/2030(a) 225,000 231,010
Central Parent, Inc.,
7.25%, 6/15/2029(a) 200,000 173,076
Ciena Corp.,
4.00%, 1/31/2030(a) 50,000 45,661
Clarivate Science Holdings
Corp.,
3.88%, 7/1/2028(a) 50,000 46,382
4.88%, 7/1/2029(a) 525,000 468,293
Cloud Software Group, Inc.,
6.50%, 3/31/2029(a) 250,000 243,017
9.00%, 9/30/2029(a) 550,000 548,564
8.25%, 6/30/2032(a) 125,000 127,091
Coherent Corp.,
5.00%, 12/15/2029(a) 450,000 429,284
Elastic NV,
4.13%, 7/15/2029(a) 400,000 373,001
Ellucian Holdings, Inc.,
6.50%, 12/1/2029(a) 100,000 98,343
Entegris, Inc.,
5.95%, 6/15/2030(a) 200,000 198,982
Fair Isaac Corp.,
4.00%, 6/15/2028(a) 75,000 71,313
Fortress Intermediate 3, Inc.,
7.50%, 6/1/2031(a) 325,000 327,631
Gen Digital, Inc.,
6.25%, 4/1/2033(a) 125,000 124,432
HealthEquity, Inc.,
4.50%, 10/1/2029(a) 425,000 398,391
Insight Enterprises, Inc.,
6.63%, 5/15/2032(a) 250,000 251,956
Iron Mountain, Inc.,
7.00%, 2/15/2029(a) 200,000 204,545
6.25%, 1/15/2033(a) 275,000 272,349
McAfee Corp.,
7.38%, 2/15/2030(a) 750,000 663,807
NCR Atleos Corp.,
9.50%, 4/1/2029(a) 100,000 108,431
NCR Voyix Corp.,
5.13%, 4/15/2029(a) 59,000 56,192
Open Text Corp.,
3.88%, 12/1/2029(a) 175,000 159,191
Open Text Holdings, Inc.,
4.13%, 2/15/2030(a) 150,000 136,793
Rocket Software, Inc.,
9.00%, 11/28/2028(a) 125,000 128,903
6.50%, 2/15/2029(a) 375,000 353,438
Science Applications
International Corp.,
4.88%, 4/1/2028(a) 50,000 47,898
Seagate HDD Cayman,
8.25%, 12/15/2029 150,000 159,489
9.63%, 12/1/2032 195,750 220,161
Sensata Technologies BV,
5.88%, 9/1/2030(a) 200,000 192,990
Sensata Technologies, Inc.,
4.38%, 2/15/2030(a) 50,000 46,188

40 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Sensata Technologies, Inc.,
3.75%, 2/15/2031(a) 25,000 21,829
6.63%, 7/15/2032(a) 200,000 197,981
SS&C Technologies, Inc.,
5.50%, 9/30/2027(a) 200,000 198,487
6.50%, 6/1/2032(a) 375,000 379,054
Synaptics, Inc.,
4.00%, 6/15/2029(a) 150,000 137,510
TTM Technologies, Inc.,
4.00%, 3/1/2029(a) 350,000 322,530
UKG, Inc.,
6.88%, 2/1/2031(a) 275,000 278,971
Viavi Solutions, Inc.,
3.75%, 10/1/2029(a) 175,000 160,029
Zebra Technologies Corp.,
6.50%, 6/1/2032(a) 100,000 101,204
9,657,244
Transportation Services 0.5%
Stena International SA,
7.25%, 1/15/2031(a) 200,000 199,908
Watco Cos. LLC,
7.13%, 8/1/2032(a) 225,000 226,250
426,158
Utility - Electric 2.9%
Calpine Corp.,
4.50%, 2/15/2028(a) 125,000 121,181
5.13%, 3/15/2028(a) 250,000 245,975
4.63%, 2/1/2029(a) 75,000 71,990
5.00%, 2/1/2031(a) 50,000 47,736
3.75%, 3/1/2031(a) 150,000 136,808
NRG Energy, Inc.,
3.38%, 2/15/2029(a) 150,000 137,724
5.25%, 6/15/2029(a) 250,000 243,634
3.88%, 2/15/2032(a) 5,000 4,384
TerraForm Power Operating
LLC,
5.00%, 1/31/2028(a) 325,000 314,548
4.75%, 1/15/2030(a) 175,000 162,535
TransAlta Corp.,
7.75%, 11/15/2029 225,000 233,631
Vistra Operations Co. LLC,
5.50%, 9/1/2026(a) 150,000 149,902
5.63%, 2/15/2027(a) 250,000 249,070
5.00%, 7/31/2027(a) 175,000 172,296
7.75%, 10/15/2031(a) 50,000 52,362
XPLR Infrastructure Operating
Partners LP,
7.25%, 1/15/2029(a) 175,000 172,151
2,515,927
Total Corporate Bonds
(cost $86,983,783)
83,455,870
Total Investments
(cost $86,983,783) — 95.5%
83,455,870
Other assets in excess of
liabilities — 4.5% 3,931,566
NET ASSETS — 100.0%
$ 87,387,436
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $75,308,226 which represents 86.18% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.

NVIT Federated High Income Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

42 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Federated High Income Bond Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace / Defense $ – $ 1,541,493 $ – $ 1,541,493
Automotive – 3,620,057 – 3,620,057
Building Materials – 4,106,649 – 4,106,649
Cable Satellite – 4,493,042 – 4,493,042
Chemicals – 2,502,391 – 2,502,391
Construction Machinery – 367,242 – 367,242
Consumer Cyclical Services – 3,354,813 – 3,354,813
Consumer Products – 1,836,747 – 1,836,747
Diversified Manufacturing – 1,387,862 – 1,387,862
Finance Companies – 1,825,221 – 1,825,221
Food & Beverage – 2,060,301 – 2,060,301
Food & Staples Retailing – – – –
Gaming – 4,815,525 – 4,815,525
Health Insurance – 409,721 – 409,721
Healthcare – 4,289,476 – 4,289,476
Independent Energy – 2,970,230 – 2,970,230
Industrial - Other – 1,349,166 – 1,349,166
Insurance - P&C – 8,092,318 – 8,092,318
Leisure – 2,185,383 – 2,185,383
Lodging – 736,740 – 736,740
Media Entertainment – 1,879,141 – 1,879,141
Metals & Mining – 880,736 – 880,736
Midstream – 4,729,852 – 4,729,852
Oil Field Services – 1,802,888 – 1,802,888
Packaging – 3,511,964 – 3,511,964
Paper – 513,069 – 513,069
Pharmaceuticals – 1,415,522 – 1,415,522
Restaurants – 1,464,231 – 1,464,231
Retailers – 2,244,450 – 2,244,450
Supermarkets – 470,310 – 470,310
Technology – 9,657,245 – 9,657,245
Transportation Services – 426,158 – 426,158
Utility - Electric – 2,515,927 – 2,515,927
Total $ – $ 83,455,870 $ – $ 83,455,870
As of March 31, 2025, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Government Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities 5.5%
Principal
Amount ($) Value ($)
Automobiles 0.6%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 18,962 18,966
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,193,776 1,210,554
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 647,544 649,740
1,879,260
Equipment Loans & Leases 0.7%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,373,950 1,394,000
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 504,921
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 141,867 142,016
2,040,937
Home Equity 0.3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 823,239 831,570
Other 3.9%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 611,979 617,026
AMSR Trust
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 1,339,450 1,327,231
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 1,487,000 1,460,093
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 940,369 940,685
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,956,838
FNA 8 LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 1,500,000 1,500,000
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 576,069 513,023
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 189,867 190,631
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 445,665 445,658
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,266,463
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 319,949
11,537,597
Total Asset-Backed Securities
(cost $16,144,465)
16,289,364
Collateralized Mortgage Obligations 6.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 144,101 139,127
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 780,837 777,255
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 1,035,651 1,040,804
FHLMC REMIC, Series 2985,
Class JR, 4.50%, 6/15/2025 14,998 14,962
FNMA REMIC
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,225 1,221
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,886,335 1,737,971
Series 2013-59, Class MX,
2.50%, 9/25/2042 6,842,446 6,501,654
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,461,469 1,359,899
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,111,168 1,026,166
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(b) 1,080,166 1,084,212
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 491,046 476,014
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,561,830 1,510,953
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 1,040,210 1,040,810
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 778,567 781,315
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,153,254 1,157,496
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,291,614 1,257,508
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(b) 682,669 679,079
Total Collateralized Mortgage Obligations
(cost $21,374,790)
20,586,446

44 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Government Bond Fund
Commercial Mortgage-Backed Securities 3.3%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,764,198
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,028,672
Total Commercial Mortgage-Backed
Securities
(cost $9,728,504) 9,792,870
Mortgage-Backed Securities 54.1%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,622,026 1,532,071
Pool# G08881
3.50%, 6/1/2049 999,645 912,380
FHLMC Non Gold Pool Pool#
847558,
7.70%, 6/1/2035 (c) 227,093
234,336
FHLMC Pool Gold Pool Pool#
WN5200,
4.25%, 1/1/2030 3,902,000
3,866,653
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,277,129 2,076,322
Pool# SD8030
3.00%, 12/1/2049 1,235,478 1,085,731
Pool# SD8050
3.00%, 3/1/2050 1,827,779 1,600,967
Pool# SD8080
2.00%, 6/1/2050 2,190,997 1,759,416
Pool# SD8171
1.50%, 10/1/2051 2,775,700 2,098,221
Pool# SD8182
2.00%, 12/1/2051 3,709,139 2,958,459
Pool# RA6433
2.50%, 12/1/2051 2,708,949 2,254,469
Pool# SD8199
2.00%, 3/1/2052 4,650,551 3,700,701
Pool# QE0958
2.00%, 3/1/2052 3,461,924 2,762,502
Pool# SD8200
2.50%, 3/1/2052 3,696,947 3,078,648
Pool# QE0799
2.50%, 4/1/2052 2,521,881 2,099,707
Pool# SD8213
3.00%, 5/1/2052 4,236,029 3,674,882
Pool# SD8214
3.50%, 5/1/2052 3,238,036 2,924,851
Pool# SD1413
3.50%, 7/1/2052 3,567,861 3,221,300
Pool# SD2253
3.50%, 12/1/2052 6,194,766 5,592,506
Pool# SD8288
5.00%, 1/1/2053 2,712,720 2,665,824
Pool# SD8302
6.50%, 2/1/2053 986,994 1,022,707
Pool# SD6605
5.50%, 9/1/2053 4,686,183 4,695,359
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8378
7.00%, 11/1/2053 679,169 710,433
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,899,738
Pool# 745684
6.69%, 4/1/2034(c) 708,608 727,588
Pool# 790760
7.31%, 9/1/2034(c) 299,326 305,332
Pool# 799144
6.54%, 4/1/2035(c) 58,039 58,406
Pool# 822705
7.02%, 4/1/2035(c) 126,677 129,453
Pool# 815217
6.83%, 5/1/2035(c) 407,276 413,346
Pool# 783609
6.96%, 5/1/2035(c) 311,782 319,112
Pool# 821377
7.51%, 5/1/2035(c) 35,376 35,917
Pool# 826181
7.35%, 7/1/2035(c) 511,172 522,924
Pool# 873932
6.31%, 8/1/2036 5,261,577 5,244,364
Pool# 745866
7.25%, 9/1/2036(c) 749,954 779,467
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 7,682,167 6,811,020
Pool# CA1564
4.50%, 4/1/2048 1,017,798 990,762
Pool# BM5267
4.50%, 12/1/2048 2,476,686 2,412,657
Pool# MA3746
4.00%, 8/1/2049 987,566 930,301
Pool# BP5843
2.50%, 5/1/2050 4,827,196 4,049,594
Pool# MA4096
2.50%, 8/1/2050 3,215,814 2,701,112
Pool# MA4119
2.00%, 9/1/2050 3,982,298 3,188,022
Pool# MA4183
2.50%, 11/1/2050 2,698,802 2,260,585
Pool# CB0456
2.50%, 5/1/2051 3,200,375 2,669,933
Pool# FS3885
3.00%, 11/1/2051 2,613,275 2,267,186
Pool# MA4492
2.00%, 12/1/2051 4,541,689 3,621,162
Pool# FS1648
2.50%, 1/1/2052 2,893,173 2,407,223
Pool# FS1476
3.00%, 3/1/2052 1,664,628 1,446,633
Pool# MA4577
2.00%, 4/1/2052 12,121,669 9,649,534
Pool# FS1749
2.50%, 4/1/2052 3,856,564 3,225,907
Pool# MA4698
3.00%, 8/1/2052 1,753,283 1,521,005
Pool# MA4805
4.50%, 11/1/2052 2,583,663 2,475,951
Pool# MA4980
6.00%, 4/1/2053 1,156,886 1,176,343

NVIT Government Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS7087
5.50%, 8/1/2053 3,597,436 3,608,170
Pool# FA0253
5.00%, 9/1/2053 2,924,221 2,867,091
Pool# MA5192
6.50%, 11/1/2053 1,269,066 1,309,741
Pool# FS7990
4.00%, 2/1/2054 4,706,340 4,391,709
Pool# FS8795
6.00%, 8/1/2054 5,780,850 5,881,103
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 3,555 3,544
Pool# 682492
3.50%, 10/15/2025 8,130 8,090
Pool# 719433
3.50%, 10/15/2025 7,643 7,613
Pool# 740930
3.50%, 11/15/2025 19,709 19,602
Pool# 682497
3.50%, 11/15/2025 13,873 13,805
Pool# 733504
3.50%, 11/15/2025 9,905 9,866
Pool# 742371
3.50%, 11/15/2025 7,986 7,943
Pool# 750403
3.50%, 11/15/2025 2,164 2,154
Pool# 755650
3.50%, 12/15/2025 38,780 38,590
Pool# 682502
3.50%, 12/15/2025 1,505 1,502
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,706,669 1,716,865
Pool# MA8571
6.00%, 1/20/2053 1,292,769 1,312,980
Pool# MA8647
5.00%, 2/20/2053 1,685,368 1,660,208
Pool# MA8726
5.50%, 3/20/2053 3,948,564 3,969,760
Pool# MA8727
6.00%, 3/20/2053 1,297,993 1,326,183
Pool# MA8801
5.50%, 4/20/2053 2,415,162 2,427,139
Pool# MA9018
6.00%, 7/20/2053 1,080,280 1,102,505
Pool# MA9490
6.50%, 2/20/2054 1,415,763 1,450,906
Pool# MA9543
6.50%, 3/20/2054 1,783,523 1,826,303
Pool# MA9852
6.00%, 8/20/2054 1,570,763 1,594,730
Pool# 787508
6.50%, 5/20/2064 2,749,875 2,802,493
Total Mortgage-Backed Securities
(cost $171,594,413)
161,129,617
U.S. Government Agency Securities 7.1%
Principal
Amount ($) Value ($)
FFCB
2.38%, 3/16/2032 15,000,000 13,336,411
3.19%, 3/9/2033 2,475,000 2,286,914
Tennessee Valley Authority,
4.38%, 8/1/2034 5,750,000 5,695,006
Total U.S. Government Agency Securities
(cost $22,990,105)
21,318,331
U.S. Treasury Obligations 17.7%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,662,535
2.25%, 8/15/2046 15,000,000 10,088,672
1.25%, 5/15/2050 (d) 6,000,000 2,979,141
4.75%, 11/15/2053 2,000,000 2,044,297
4.25%, 2/15/2054 1,250,000 1,177,734
4.63%, 2/15/2055 2,000,000 2,013,437
U.S. Treasury Notes
4.13%, 2/28/2027 (d) 2,500,000 2,509,473
4.25%, 3/15/2027 1,000,000 1,006,289
4.38%, 7/15/2027 2,000,000 2,020,703
4.13%, 11/15/2027 7,000,000 7,040,195
4.25%, 1/15/2028 (d) 18,000,000 18,168,750
Total U.S. Treasury Obligations
(cost $56,969,476)
52,711,226
Short-Term Investment 4.1%
U.S. Government Agency Security 4.1%
Resolution Funding Corp.,
2.46%, 1/15/2030(e) 15,000,000 12,277,638
Total Short-Term Investment
(cost $13,402,309)
12,277,638
Total Investments
(cost $312,204,062) — 98.7%
294,105,492
Other assets in excess of
liabilities — 1.3% 3,764,056
NET ASSETS — 100.0%
$ 297,869,548

46 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Government Bond Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $27,260,103 which represents 9.15% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(d) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $21,649,785, which was collateralized
by $22,267,473 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 4/8/2025 - 2/15/2055.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 182 6/2025 USD 19,684,438 265,530
Net contracts 265,530
Currency:
USD United States Dollar

NVIT Government Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

48 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Government Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 16,289,364 $ – $ 16,289,364
Collateralized Mortgage Obligations – 20,586,446 – 20,586,446
Commercial Mortgage-Backed Securities – 9,792,870 – 9,792,870
Futures Contracts 265,530 – – 265,530
Mortgage-Backed Securities – 161,129,617 – 161,129,617
Short-Term Investment – 12,277,638 – 12,277,638
U.S. Government Agency Securities – 21,318,331 – 21,318,331
U.S. Treasury Obligations – 52,711,226 – 52,711,226
Total $ 265,530 $ 294,105,492 $ – $ 294,371,022

NVIT Government Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 265,530
Total $ 265,530
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
.
Asset-Backed Securities 8.4%
Principal
Amount ($) Value ($)
Airlines 0.5%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 3,251,712 3,279,528
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 3,128,033 2,945,133
United Airlines Pass-Through
Trust
Series 2020-1, Class B,
4.88%, 1/15/2026 21,120 21,082
Series 2020-1, Class A,
5.88%, 10/15/2027 4,390,010 4,470,575
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,726,068 2,747,287
Series 2024-1, Class A,
5.88%, 2/15/2037 2,973,892 2,992,045
16,455,650
Automobiles 3.0%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,815,977
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,062,500 2,052,087
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 1,000,000 1,010,372
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 4,565,000 4,576,924
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 892,944 905,495
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 578,095 579,017
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 11,265,000 11,295,151
Enterprise Fleet Financing
LLC, Series 2025-1, Class
A3, 4.82%, 2/20/2029(a) 1,075,000 1,083,491
Exeter Automobile
Receivables Trust
Series 2024-3A, Class A3,
5.65%, 12/15/2027 500,000 502,359
Series 2025-2A, Class A3,
4.74%, 1/16/2029 7,590,000 7,603,103
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,212,397
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,077,250
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,361,620
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,512,083
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables
Issuer Trust, Series 2024-
4A, Class A3, 4.75%,
7/17/2028(a) 1,000,000 1,000,963
GLS Auto Select Receivables
Trust, Series 2025-
1A, Class A2, 4.71%,
4/15/2030(a) 1,435,000 1,440,069
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 2,400,000 2,422,601
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,833,477
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 4,591,876 4,604,638
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 680,354 683,413
LAD Auto Receivables Trust,
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,930,000 2,935,057
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 935,000 941,617
Octane Receivables Trust,
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 806,000 807,887
Santander Drive Auto
Receivables Trust
Series 2024-5, Class A3,
4.62%, 11/15/2028 1,500,000 1,501,849
Series 2025-1, Class A3,
4.74%, 1/16/2029 3,910,000 3,925,032
Series 2024-3, Class A3,
5.63%, 1/16/2029 3,800,000 3,836,796
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,828,679
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,106,226
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,220,733
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A2A,
5.89%, 3/22/2027(a) 145,968 146,096
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 910,000 916,652
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,280,000 1,291,971
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 1,453,822 1,454,515
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 3,005,556

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,683,664
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,783,709
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 4,060,000 4,073,492
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 2,424,000 2,426,967
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 752,160 754,503
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,260,253
106,473,741
Credit Card 0.6%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,488,832
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,925,139
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,001,566
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,596,288
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 3,997,067
23,008,892
Equipment Loans & Leases 0.3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 242,215 242,754
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 759,754 766,591
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 3,803,182 3,829,679
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 636,147 639,464
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,270,230
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 428,034
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 2,001,804
9,178,556
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services 0.0%
†
Regional Management
Issuance Trust, Series
2024-2, Class A, 5.11%,
12/15/2033(a) 1,865,000 1,873,032
Other 3.8%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.82%,
7/20/2037(a)(c) 8,500,000 8,516,278
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.59%, 4/21/2035(a)(c) 8,660,000 8,659,697
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.71%, 7/18/2037(a)(c) 14,900,000 14,918,565
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 7.27%, 1/17/2038(a)
(c) 3,269,319 3,223,271
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.70%,
1/15/2033(a)(c) 2,815,297 2,820,054
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.08%,
4/15/2034(a)(c) 5,600,000 5,604,217
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 1,300,000 1,319,058
CVS Pass-Through Trust
6.04%, 12/10/2028 2,437,436 2,455,596
6.94%, 1/10/2030 5,190,389 5,334,217
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,201,553
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,049,955 3,863,719
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,090,000 2,128,510
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 1,305,744 1,309,106
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 272,791 270,966
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 519,737 529,707
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.79%, 4/20/2037(a)(c) 8,500,000 8,516,728
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.77%, 8/15/2037(a)(c) 8,750,000 8,753,509

52 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.59%, 4/14/2035(a)(c) 12,721,428 12,717,077
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,782,415
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,511,583
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 1,424,087 1,429,704
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 929,000 947,628
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,644,319
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,385,858 2,228,754
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,592,167 2,402,814
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,705,550 3,726,675
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.72%,
7/21/2034(a)(c) 1,450,000 1,450,044
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,508,325 7,393,946
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.65%, 7/18/2037(a)(c) 1,350,000 1,351,688
Series 2024-3A, Class B,
5.94%, 7/18/2037(a)(c) 500,000 500,583
Wise CLO Ltd., Series
2024-2A, Class A, 5.76%,
7/15/2037(a)(c) 8,500,000 8,507,361
136,019,342
Student Loan 0.2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 4,148,861 3,679,045
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,199,289 3,760,552
7,439,597
Total Asset-Backed Securities
(cost $302,430,123)
300,448,810
Collateralized Mortgage Obligations 0.2%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(b) 0 0
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(b) 0 0
FNMA REMIC, Series 2007-6,
Class PA, 5.50%, 2/25/2037 24,825 24,982
GNMA REMIC, Series 2023-
19, Class WB, 5.66%,
11/20/2051(c) 1,940,376 1,995,245
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(b) 4,393,000 4,441,981
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 2,423,285 2,070,434
Total Collateralized Mortgage Obligations
(cost $8,815,515)
8,532,642
Commercial Mortgage-Backed Securities 1.5%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(c) 1,400,000 1,358,768
BANK5
Series 2024-5YR11, Class
A3, 5.89%, 11/15/2057 14,000,000 14,570,074
Series 2024-5YR12, Class
A2, 5.42%, 12/15/2057 8,240,000 8,399,987
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,722,790
Benchmark Mortgage Trust,
Series 2024-V11, Class A2,
5.42%, 11/15/2057 3,994,390 4,081,492
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,062,406
BX Trust, Series 2024-
VLT4, Class A, 5.81%,
7/15/2029(a)(c) 275,000 273,625
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,420,238
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,834,125
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(c) 125,000 107,813
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.92%,
1/15/2042(a)(c) 1,960,000 1,940,386

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.29%,
2/10/2047(a)(c) 739,000 757,799
Wells Fargo Commercial
Mortgage Trust, Series
2015-C28, Class A4, 3.54%,
5/15/2048 3,664,287 3,656,125
Total Commercial Mortgage-Backed
Securities
(cost $55,496,705) 55,185,628
Corporate Bonds 35.6%
Aerospace & Defense 0.6%
Boeing Co. (The),
2.20%, 2/4/2026 4,607,000 4,507,495
3.25%, 2/1/2035 3,500,000 2,881,956
3.55%, 3/1/2038 1,060,000 829,649
5.81%, 5/1/2050 3,910,000 3,722,247
6.86%, 5/1/2054 2,292,000 2,489,561
GE Capital Funding LLC,
4.55%, 5/15/2032 1,207,000 1,177,825
Rolls-Royce plc,
5.75%, 10/15/2027(a) 3,620,000 3,704,607
RTX Corp.,
4.15%, 5/15/2045 2,000,000 1,638,167
20,951,507
Automobiles 1.3%
BMW US Capital LLC,
5.40%, 3/21/2035(a) 8,495,000 8,417,300
Hyundai Capital America,
1.80%, 1/10/2028(a) 672,000 618,933
5.15%, 3/27/2030(a) 11,615,000 11,574,141
Mercedes-Benz Finance North
America LLC,
4.65%, 4/1/2027(a) 12,445,000 12,457,905
Stellantis Finance US, Inc.,
6.45%, 3/18/2035(a) 4,010,000 3,979,902
Volkswagen Group of America
Finance LLC,
3.35%, 5/13/2025(a) 3,485,000 3,478,784
5.80%, 3/27/2035(a) 5,775,000 5,680,313
46,207,278
Banks 6.7%
Bank of America Corp.,
4.45%, 3/3/2026 4,155,000 4,148,266
Series L, 4.18%, 11/25/2027 4,000,000 3,964,074
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(d) 3,125,000 3,071,991
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 2,340,000 2,276,916
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 4,605,000 4,136,162
(SOFR + 1.22%), 2.30%,
7/21/2032(d) 5,145,000 4,394,654
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 1,150,000 992,162
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 10,000,000 10,045,171
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 1,034,000 1,049,056
Bank of Montreal,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 1,855,000 1,874,214
Banque Federative du Credit
Mutuel SA,
5.54%, 1/22/2030(a) 4,565,000 4,702,309
Barclays plc,
(SOFR + 2.21%), 5.83%,
5/9/2027(d) 8,000,000 8,097,595
(SOFR + 1.23%), 5.37%,
2/25/2031(d) 2,305,000 2,330,521
BNP Paribas SA,
4.38%, 9/28/2025(a) 5,000,000 4,980,565
4.38%, 5/12/2026(a) 8,500,000 8,453,673
Canadian Imperial Bank of
Commerce,
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 8,935,000 8,966,921
Citigroup, Inc.,
(SOFR + 1.47%), 5.33%,
3/27/2036(d) 12,555,000 12,509,337
Citizens Bank NA,
2.25%, 4/28/2025 729,000 727,455
Citizens Financial Group, Inc.,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 1,336,000 1,372,286
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 1,905,000 1,915,235
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 3,465,000 3,527,307
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 1,679,000 1,786,551
Commonwealth Bank of
Australia,
4.42%, 3/14/2028 7,145,000 7,176,633
3.78%, 3/14/2032(a) 1,250,000 1,133,463
Credit Agricole SA,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d) 4,250,000 4,296,020
Danske Bank A/S,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(d) 4,106,000 4,224,499
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(d) 3,335,000 3,342,475
Fifth Third Bank NA,
(SOFR + 0.81%), 4.97%,
1/28/2028(d) 1,390,000 1,397,901

54 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.56%), 5.45%,
3/3/2036(d) 6,835,000 6,809,819
Huntington Bancshares, Inc.,
(SOFR + 1.28%), 5.27%,
1/15/2031(d) 2,627,000 2,654,954
Huntington National Bank
(The),
5.65%, 1/10/2030 2,000,000 2,064,364
ING Groep NV,
(SOFR + 1.01%), 4.86%,
3/25/2029(d) 4,545,000 4,561,493
JPMorgan Chase & Co.,
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 5,240,000 5,384,462
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 2,385,000 1,649,463
M&T Bank Corp.,
(SOFR + 1.61%), 5.39%,
1/16/2036(d) 2,945,000 2,888,265
Mizuho Financial Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.10%, 5/13/2031(d) 2,990,000 3,018,675
NatWest Markets plc,
4.79%, 3/21/2028(a) 6,360,000 6,393,780
PNC Financial Services
Group, Inc. (The),
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d) 2,671,000 2,752,594
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 3,724,000 3,686,635
Royal Bank of Canada,
(SOFR + 1.03%), 5.15%,
2/4/2031(d) 6,405,000 6,482,563
(United States SOFR
Compounded Index +
1.13%), 4.97%, 5/2/2031(d) 9,705,000 9,752,052
Santander Holdings USA, Inc.,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 1,280,000 1,325,532
(SOFR + 1.88%), 5.74%,
3/20/2031(d) 6,520,000 6,567,852
Santander UK Group Holdings
plc,
(United States SOFR
Compounded Index
+ 1.52%), 5.69%,
4/15/2031(d) 3,040,000 3,103,165
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(d) 2,645,000 2,749,770
Sumitomo Mitsui Financial
Group, Inc.,
5.63%, 1/15/2035 4,560,000 4,682,014
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The),
5.30%, 1/30/2032 2,890,000 2,939,121
Truist Financial Corp.,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 1,453,000 1,564,569
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 1,800,000 1,718,099
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 2,500,000 2,455,054
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 742,000 763,367
(SOFR + 1.92%), 5.71%,
1/24/2035(d) 7,000,000 7,147,112
US Bancorp,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 2,550,000 2,634,686
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 1,532,000 1,580,889
Wells Fargo & Co.,
3.00%, 4/22/2026 5,000,000 4,924,078
(SOFR + 2.00%), 2.19%,
4/30/2026(d) 1,680,000 1,676,493
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 3,183,000 3,118,903
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 3,500,000 3,576,514
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 2,408,000 2,473,471
(SOFR + 1.50%), 5.20%,
1/23/2030(d) 2,396,000 2,436,145
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 3,000,000 2,691,666
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 5,665,000 5,704,113
240,825,144
Beverages 0.5%
Anheuser-Busch InBev
Finance, Inc.,
4.90%, 2/1/2046 1,700,000 1,557,898
Bacardi Ltd.,
5.30%, 5/15/2048(a) 825,000 725,705
Bacardi-Martini BV,
5.55%, 2/1/2030(a) 5,225,000 5,309,322
Constellation Brands, Inc.,
3.15%, 8/1/2029 2,677,000 2,498,289
2.25%, 8/1/2031 2,625,000 2,224,280
PepsiCo, Inc.,
3.90%, 7/18/2032 825,000 787,087
5.00%, 2/7/2035 4,315,000 4,354,047
17,456,628
Biotechnology 0.3%
Amgen, Inc.,
4.05%, 8/18/2029 1,675,000 1,637,793
5.25%, 3/2/2030 1,019,000 1,042,248
CSL Finance plc,
4.25%, 4/27/2032(a) 7,000,000 6,698,907
Gilead Sciences, Inc.,
2.80%, 10/1/2050 2,675,000 1,678,628
11,057,576

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0.1%
Macy's Retail Holdings LLC,
5.88%, 3/15/2030(a) 3,490,000 3,322,293
Building Products 0.1%
Carrier Global Corp.,
2.49%, 2/15/2027 1,046,000 1,010,168
2.72%, 2/15/2030 3,515,000 3,214,829
4,224,997
Capital Markets 3.0%
Ameriprise Financial, Inc.,
5.20%, 4/15/2035 3,260,000 3,252,401
Antares Holdings LP,
6.35%, 10/23/2029(a) 1,885,000 1,886,465
Apollo Debt Solutions BDC,
6.55%, 3/15/2032(a) 1,895,000 1,920,088
Ares Capital Corp.,
5.80%, 3/8/2032 1,850,000 1,838,889
Bain Capital Specialty
Finance, Inc.,
5.95%, 3/15/2030 1,125,000 1,105,670
Bank of New York Mellon
Corp. (The),
(SOFR + 0.89%), 4.94%,
2/11/2031(d) 4,615,000 4,655,993
BGC Group, Inc.,
6.15%, 4/2/2030(a) 1,835,000 1,827,151
Blackstone Private Credit
Fund,
6.00%, 1/29/2032 2,455,000 2,433,967
Blackstone Secured Lending
Fund,
5.35%, 4/13/2028 1,825,000 1,824,396
5.30%, 6/30/2030 1,590,000 1,561,858
Blue Owl Credit Income Corp.,
6.60%, 9/15/2029(a) 2,575,000 2,616,587
Brookfield Finance, Inc.,
5.81%, 3/3/2055 2,095,000 2,043,749
CME Group, Inc.,
4.40%, 3/15/2030 4,910,000 4,902,145
FMR LLC,
6.50%, 12/14/2040(a) 2,000,000 2,241,282
5.15%, 2/1/2043(a) 1,000,000 961,756
Goldman Sachs Group, Inc.
(The),
3.50%, 4/1/2025 500,000 500,000
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 750,000 717,545
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 3,947,000 3,380,574
6.75%, 10/1/2037 7,225,000 7,812,939
(SOFR + 1.58%), 5.56%,
11/19/2045(d) 936,000 912,044
HPS Corporate Lending Fund,
5.45%, 1/14/2028(a) 4,590,000 4,568,891
Morgan Stanley,
3.63%, 1/20/2027 4,000,000 3,955,730
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d) 2,825,000 2,763,215
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 5,500,000 5,589,481
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 4,661,000 4,222,597
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 4,630,000 3,879,110
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 2,400,000 2,354,170
MSD Investment Corp.,
6.25%, 5/31/2030(a) 1,615,000 1,598,144
Nasdaq, Inc.,
5.35%, 6/28/2028 1,231,000 1,260,026
5.95%, 8/15/2053 366,000 372,543
New Mountain Finance Corp.,
6.88%, 2/1/2029 1,835,000 1,860,215
Nuveen LLC,
5.55%, 1/15/2030(a) 1,000,000 1,031,066
5.85%, 4/15/2034(a) 5,335,000 5,458,506
State Street Corp.,
4.73%, 2/28/2030 1,650,000 1,658,879
UBS Group AG,
4.13%, 9/24/2025(a) 5,000,000 4,987,891
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 10,000,000 10,005,586
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 1,250,000 1,112,765
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d) 1,359,000 1,456,101
106,530,415
Chemicals 0.4%
Eastman Chemical Co.,
5.00%, 8/1/2029 1,525,000 1,532,951
Nutrien Ltd.,
5.25%, 3/12/2032 5,165,000 5,170,467
Solvay Finance America LLC,
5.85%, 6/4/2034(a) 7,891,000 8,042,456
14,745,874
Commercial Services & Supplies 0.1%
Element Fleet Management
Corp.,
5.04%, 3/25/2030(a) 4,355,000 4,355,969
Prime Security Services
Borrower LLC,
5.75%, 4/15/2026(a) 372,000 371,456
Rollins, Inc.,
5.25%, 2/24/2035(a) 595,000 591,996
5,319,421
Consumer Finance 1.4%
AerCap Ireland Capital DAC,
5.38%, 12/15/2031 2,230,000 2,246,843
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(d) 743,000 760,488
Aircastle Ltd.,
5.75%, 10/1/2031(a) 1,463,000 1,491,813

56 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp.,
5.20%, 3/5/2035 4,590,000 4,540,698
Avolon Holdings Funding Ltd.,
5.38%, 5/30/2030(a) 1,290,000 1,291,753
Capital One Financial Corp.,
(SOFR + 2.04%), 6.18%,
1/30/2036(d) 3,789,000 3,780,266
Ford Motor Credit Co. LLC,
5.80%, 3/5/2027 2,690,000 2,701,642
5.11%, 5/3/2029 585,000 563,929
6.53%, 3/19/2032 11,060,000 11,054,076
General Motors Financial Co.,
Inc.,
5.05%, 4/4/2028 4,300,000 4,304,439
2.40%, 10/15/2028 2,741,000 2,507,716
5.35%, 1/7/2030 3,695,000 3,688,579
5.90%, 1/7/2035 4,250,000 4,208,740
Macquarie Airfinance Holdings
Ltd.,
5.20%, 3/27/2028(a) 3,625,000 3,627,425
Synchrony Financial,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 1,205,000 1,196,364
Toyota Motor Credit Corp.,
5.35%, 1/9/2035 3,215,000 3,267,653
51,232,424
Consumer Staples Distribution & Retail 0.3%
Sysco Corp.,
5.10%, 9/23/2030 2,510,000 2,547,847
Target Corp.,
5.00%, 4/15/2035 7,405,000 7,372,659
9,920,506
Containers & Packaging 0.6%
Amcor Flexibles North
America, Inc.,
4.80%, 3/17/2028(a) 5,645,000 5,675,633
Amcor Group Finance plc,
5.45%, 5/23/2029 3,615,000 3,696,994
Sealed Air Corp.,
1.57%, 10/15/2026(a) 4,545,000 4,324,028
Silgan Holdings, Inc.,
1.40%, 4/1/2026(a) 2,350,000 2,267,758
Smurfit Westrock Financing
DAC,
5.42%, 1/15/2035(a) 820,000 823,570
Sonoco Products Co.,
4.60%, 9/1/2029 4,680,000 4,612,122
21,400,105
Diversified REITs 0.2%
VICI Properties LP,
4.63%, 6/15/2025(a) 1,500,000 1,499,617
4.75%, 4/1/2028 2,675,000 2,680,318
Vornado Realty LP,
2.15%, 6/1/2026 3,400,000 3,279,340
7,459,275
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.7%
AT&T, Inc.,
4.35%, 3/1/2029 2,955,000 2,925,353
2.25%, 2/1/2032 4,105,000 3,462,260
2.55%, 12/1/2033 8,073,000 6,618,687
Sprint Capital Corp.,
6.88%, 11/15/2028 195,000 208,178
Verizon Communications, Inc.,
2.55%, 3/21/2031 1,712,000 1,508,509
5.25%, 4/2/2035 9,340,000 9,363,564
24,086,551
Electric Utilities 3.2%
AES Panama Generation
Holdings SRL,
4.38%, 5/31/2030(a) 2,477,560 2,211,221
Alliant Energy Finance LLC,
4.25%, 6/15/2028(a) 9,525,000 9,328,389
American Electric Power Co.,
Inc.,
5.70%, 8/15/2025 3,750,000 3,763,249
CenterPoint Energy Houston
Electric LLC,
4.80%, 3/15/2030 2,045,000 2,057,872
Commonwealth Edison Co.,
4.00%, 3/1/2049 3,230,000 2,508,810
Duke Energy Corp.,
3.50%, 6/15/2051 2,665,000 1,813,945
Duke Energy Indiana LLC,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,693,955
Duke Energy Ohio, Inc.,
5.25%, 4/1/2033 4,385,000 4,448,611
Duke Energy Progress LLC,
5.05%, 3/15/2035 2,965,000 2,950,759
Electricite de France SA,
5.70%, 5/23/2028(a) 779,000 799,620
Entergy Louisiana LLC,
5.80%, 3/15/2055 1,575,000 1,567,376
Evergy Kansas Central, Inc.,
5.90%, 11/15/2033 2,000,000 2,095,051
Evergy Missouri West, Inc.,
3.75%, 3/15/2032(a) 3,140,000 2,857,947
Eversource Energy,
5.50%, 1/1/2034 1,271,000 1,276,911
Exelon Corp.,
4.05%, 4/15/2030 4,977,000 4,821,852
5.63%, 6/15/2035 4,170,000 4,233,927
Fells Point Funding Trust,
3.05%, 1/31/2027(a) 6,825,000 6,612,253
FirstEnergy Pennsylvania
Electric Co.,
4.30%, 1/15/2029(a) 6,000,000 5,913,693
Georgia Power Co.,
5.20%, 3/15/2035 2,065,000 2,078,791
IPALCO Enterprises, Inc.,
5.75%, 4/1/2034 2,309,000 2,334,030
Jersey Central Power & Light
Co.,
4.30%, 1/15/2026(a) 2,000,000 1,991,241
Kentucky Utilities Co.,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,764,477

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Kentucky Utilities Co.,
3.30%, 6/1/2050 2,345,000 1,593,865
Louisville Gas and Electric
Co.,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,044,094
NextEra Energy Capital
Holdings, Inc.,
1.90%, 6/15/2028 2,320,000 2,140,326
5.90%, 3/15/2055 3,545,000 3,539,911
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 8/15/2055(d) 1,894,000 1,930,816
NSTAR Electric Co.,
4.85%, 3/1/2030 1,175,000 1,185,421
Oklahoma Gas and Electric
Co.,
5.80%, 4/1/2055 2,735,000 2,726,871
Pacific Gas and Electric Co.,
6.15%, 3/1/2055 5,225,000 5,114,088
PPL Capital Funding, Inc.,
4.13%, 4/15/2030 472,000 458,489
Public Service Co. of
Colorado,
5.85%, 5/15/2055 10,315,000 10,257,597
Southern California Edison
Co.,
5.85%, 11/1/2027 2,100,000 2,151,237
5.25%, 3/15/2030 825,000 829,775
Vistra Operations Co. LLC,
5.50%, 9/1/2026(a) 1,200,000 1,199,214
3.70%, 1/30/2027(a) 6,000,000 5,872,140
Xcel Energy, Inc.,
4.75%, 3/21/2028 1,520,000 1,525,696
113,693,520
Energy Equipment & Services 0.1%
Schlumberger Holdings Corp.,
3.90%, 5/17/2028(a) 4,389,000 4,321,247
Entertainment 0.1%
Warnermedia Holdings, Inc.,
4.28%, 3/15/2032 2,550,000 2,246,651
Financial Services 0.3%
Fiserv, Inc.,
5.60%, 3/2/2033 1,244,000 1,278,307
PayPal Holdings, Inc.,
5.10%, 4/1/2035 3,625,000 3,605,216
Petronas Capital Ltd.,
5.85%, 4/3/2055(a) 4,425,000 4,486,705
Synchrony Bank,
5.40%, 8/22/2025 2,951,000 2,954,990
12,325,218
Food Products 0.6%
Bimbo Bakeries USA, Inc.,
6.40%, 1/15/2034(a) 10,896,000 11,592,036
Cargill, Inc.,
5.13%, 2/11/2035(a) 2,465,000 2,457,265
Conagra Brands, Inc.,
5.30%, 11/1/2038 3,750,000 3,568,233
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA Holding Lux Sarl,
3.63%, 1/15/2032 641,000 577,562
Kraft Heinz Foods Co.,
5.40%, 3/15/2035 3,015,000 3,038,978
21,234,074
Ground Transportation 0.6%
AerCap Global Aviation Trust,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(d) 229,000 228,909
Ashtead Capital, Inc.,
4.38%, 8/15/2027(a) 2,500,000 2,474,695
4.00%, 5/1/2028(a) 6,500,000 6,308,374
4.25%, 11/1/2029(a) 1,730,000 1,665,556
JB Hunt Transport Services,
Inc.,
4.90%, 3/15/2030 4,920,000 4,950,360
Penske Truck Leasing Co. LP,
5.25%, 2/1/2030(a) 2,900,000 2,935,324
Ryder System, Inc.,
5.00%, 3/15/2030 1,350,000 1,357,960
Union Pacific Corp.,
5.60%, 12/1/2054 3,240,000 3,254,091
23,175,269
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies,
Inc.,
4.80%, 8/14/2029 1,741,000 1,746,351
Zimmer Biomet Holdings, Inc.,
5.05%, 2/19/2030 4,265,000 4,309,826
6,056,177
Health Care Providers & Services 0.6%
CVS Health Corp.,
5.00%, 2/20/2026 8,000,000 8,016,563
3.00%, 8/15/2026 3,045,000 2,976,620
1.75%, 8/21/2030 4,080,000 3,457,371
5.88%, 6/1/2053 577,000 544,701
HCA, Inc.,
5.25%, 4/15/2025 1,500,000 1,500,091
7.69%, 6/15/2025 85,000 85,425
5.38%, 9/1/2026 690,000 693,792
3.13%, 3/15/2027 1,099,000 1,067,313
5.63%, 9/1/2028 145,000 148,306
UnitedHealth Group, Inc.,
2.00%, 5/15/2030 3,050,000 2,694,203
21,184,385
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc.,
3.45%, 4/30/2025 1,650,000 1,648,119
Healthpeak OP LLC,
3.25%, 7/15/2026 1,025,000 1,008,148
Omega Healthcare Investors,
Inc.,
5.25%, 1/15/2026 3,240,000 3,245,814
Ventas Realty LP,
5.63%, 7/1/2034 2,725,000 2,773,362

58 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Welltower OP LLC,
4.00%, 6/1/2025 1,000,000 999,585
9,675,028
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.,
6.00%, 5/1/2029(a) 490,000 486,568
Hyatt Hotels Corp.,
5.75%, 3/30/2032 2,390,000 2,402,849
International Game
Technology plc,
5.25%, 1/15/2029(a) 4,145,000 4,051,238
Marriott International, Inc.,
5.50%, 4/15/2037 2,825,000 2,793,493
McDonald's Corp.,
4.95%, 3/3/2035 5,170,000 5,144,938
NCL Corp. Ltd.,
6.75%, 2/1/2032(a) 4,060,000 4,010,479
18,889,565
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
6.95%, 7/15/2055(d) 3,369,000 3,210,432
Alexander Funding Trust II,
7.47%, 7/31/2028(a) 1,770,000 1,884,027
Constellation Energy
Generation LLC,
5.80%, 3/1/2033 4,027,000 4,170,337
9,264,796
Industrial Conglomerates 0.3%
3M Co.,
4.80%, 3/15/2030 9,530,000 9,559,585
Industrial REITs 0.3%
LXP Industrial Trust,
6.75%, 11/15/2028 7,600,000 8,036,939
2.38%, 10/1/2031 471,000 392,802
Rexford Industrial Realty LP,
2.15%, 9/1/2031 3,445,000 2,877,812
11,307,553
Insurance 1.5%
American National Global
Funding,
5.55%, 1/28/2030(a) 2,810,000 2,861,754
Athene Global Funding,
5.38%, 1/7/2030(a) 4,635,000 4,701,807
Brighthouse Financial Global
Funding,
5.65%, 6/10/2029(a) 4,150,000 4,217,715
Five Corners Funding Trust IV,
6.00%, 2/15/2053(a) 1,405,000 1,426,295
Fortitude Group Holdings LLC,
6.25%, 4/1/2030(a) 2,040,000 2,062,333
GA Global Funding Trust,
5.50%, 4/1/2032(a) 5,505,000 5,546,133
MassMutual Global Funding II,
4.95%, 1/10/2030(a) 4,628,000 4,664,817
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MassMutual Global Funding II,
1.55%, 10/9/2030(a) 2,000,000 1,697,735
Mutual of Omaha Cos. Global
Funding,
5.00%, 4/1/2030(a) 4,680,000 4,698,070
NLG Global Funding,
5.40%, 1/23/2030(a) 3,635,000 3,701,570
Pacific Life Global Funding II,
4.85%, 2/10/2030(a) 4,620,000 4,650,822
Pine Street Trust III,
6.22%, 5/15/2054(a) 2,995,000 3,066,502
RGA Global Funding,
5.25%, 1/9/2030(a) 2,070,000 2,107,544
Sammons Financial Group,
Inc.,
4.45%, 5/12/2027(a) 2,000,000 1,986,641
6.88%, 4/15/2034(a) 3,825,000 4,077,406
Selective Insurance Group,
Inc.,
5.90%, 4/15/2035 1,175,000 1,184,852
Unum Group,
6.00%, 6/15/2054 1,178,000 1,180,871
53,832,867
IT Services 0.4%
CGI, Inc.,
4.95%, 3/14/2030(a) 7,805,000 7,805,305
International Business
Machines Corp.,
4.80%, 2/10/2030 4,835,000 4,870,250
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026 1,054,000 1,012,336
13,687,891
Machinery 0.3%
CNH Industrial Capital LLC,
4.75%, 3/21/2028 3,065,000 3,069,926
Daimler Truck Finance North
America LLC,
3.50%, 4/7/2025(a) 1,500,000 1,499,704
5.63%, 1/13/2035(a) 4,960,000 4,975,537
9,545,167
Media 0.5%
Charter Communications
Operating LLC,
4.80%, 3/1/2050 1,720,000 1,296,766
3.70%, 4/1/2051 3,165,000 1,995,919
Comcast Corp.,
3.30%, 2/1/2027 2,740,000 2,692,526
2.65%, 2/1/2030 3,905,000 3,574,970
2.94%, 11/1/2056 3,432,000 2,016,471
Paramount Global,
5.85%, 9/1/2043 3,570,000 3,125,930
Sirius XM Radio LLC,
4.00%, 7/15/2028(a) 4,380,000 4,086,556
18,789,138
Metals & Mining 0.4%
Cleveland-Cliffs, Inc.,
7.00%, 3/15/2032(a) 2,915,000 2,797,141

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Glencore Funding LLC,
1.63%, 9/1/2025(a) 420,000 414,425
5.19%, 4/1/2030(a) 3,050,000 3,069,658
Nucor Corp.,
5.10%, 6/1/2035 4,590,000 4,526,080
Vale Overseas Ltd.,
6.40%, 6/28/2054 2,790,000 2,753,337
13,560,641
Multi-Utilities 1.0%
Ameren Corp.,
5.38%, 3/15/2035 5,165,000 5,153,763
Black Hills Corp.,
3.05%, 10/15/2029 1,350,000 1,252,213
6.00%, 1/15/2035 4,000,000 4,140,091
Dominion Energy, Inc.,
5.45%, 3/15/2035 10,185,000 10,182,065
DTE Energy Co.,
Series F, 1.05%, 6/1/2025 2,645,000 2,627,378
4.95%, 7/1/2027 2,513,000 2,531,971
NiSource, Inc.,
5.25%, 3/30/2028 485,000 493,461
Public Service Enterprise
Group, Inc.,
6.13%, 10/15/2033 1,796,000 1,893,372
Southern Co. Gas Capital
Corp.,
3.88%, 11/15/2025 2,825,000 2,812,431
3.25%, 6/15/2026 1,250,000 1,232,026
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,630,190
34,948,961
Office REITs 0.1%
Boston Properties LP,
5.75%, 1/15/2035 4,125,000 4,082,539
Oil, Gas & Consumable Fuels 3.9%
Aker BP ASA,
6.00%, 6/13/2033(a) 1,000,000 1,019,757
5.80%, 10/1/2054(a) 2,375,000 2,165,691
APA Corp.,
6.75%, 2/15/2055(a) 2,770,000 2,709,500
Boardwalk Pipelines LP,
5.95%, 6/1/2026 1,237,000 1,250,052
Cheniere Energy Partners LP,
4.50%, 10/1/2029 795,000 773,246
3.25%, 1/31/2032 630,000 554,426
Chevron USA, Inc.,
4.69%, 4/15/2030 5,285,000 5,329,883
Diamondback Energy, Inc.,
5.55%, 4/1/2035 5,135,000 5,155,161
DT Midstream, Inc.,
4.13%, 6/15/2029(a) 675,000 635,265
4.30%, 4/15/2032(a) 3,995,000 3,708,916
5.80%, 12/15/2034(a) 5,634,000 5,660,300
Empresa Nacional del
Petroleo,
5.95%, 7/30/2034(a) 637,000 644,982
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d) 4,136,000 4,246,193
Energy Transfer LP,
2.90%, 5/15/2025 2,930,000 2,923,168
4.75%, 1/15/2026 3,500,000 3,499,298
5.55%, 5/15/2034 575,000 574,647
5.70%, 4/1/2035 2,105,000 2,120,570
6.25%, 4/15/2049 2,850,000 2,827,335
6.05%, 9/1/2054 1,000,000 971,030
Enterprise Products Operating
LLC,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d) 2,500,000 2,461,432
Harbour Energy plc,
6.33%, 4/1/2035(a) 2,600,000 2,588,460
Korea National Oil Corp.,
1.75%, 4/18/2025(a) 2,812,000 2,808,112
Marathon Petroleum Corp.,
5.15%, 3/1/2030 3,265,000 3,284,652
5.70%, 3/1/2035 5,824,000 5,799,983
MPLX LP,
1.75%, 3/1/2026 3,343,000 3,255,578
NGPL PipeCo LLC,
3.25%, 7/15/2031(a) 5,400,000 4,728,776
Occidental Petroleum Corp.,
5.88%, 9/1/2025 5,748,000 5,756,969
6.45%, 9/15/2036 2,165,000 2,228,580
6.05%, 10/1/2054 1,000,000 936,108
ONEOK, Inc.,
5.85%, 1/15/2026 1,620,000 1,632,338
3.25%, 6/1/2030 2,270,000 2,091,316
5.80%, 11/1/2030 1,209,000 1,257,646
6.10%, 11/15/2032 1,246,000 1,305,358
Petroleos Mexicanos,
6.50%, 3/13/2027 4,260,000 4,167,797
Phillips 66,
1.30%, 2/15/2026 2,420,000 2,353,413
Pioneer Natural Resources
Co.,
2.15%, 1/15/2031 4,695,000 4,090,470
Plains All American Pipeline
LP,
5.95%, 6/15/2035 8,067,000 8,222,133
Raizen Fuels Finance SA,
6.95%, 3/5/2054(a) 525,000 511,773
South Bow USA Infrastructure
Holdings LLC,
5.03%, 10/1/2029(a) 1,876,000 1,861,461
Targa Resources Corp.,
6.13%, 5/15/2055 3,685,000 3,659,760
Targa Resources Partners LP,
5.00%, 1/15/2028 1,500,000 1,500,335
5.50%, 3/1/2030 5,893,000 5,947,921
4.88%, 2/1/2031 1,266,000 1,239,319
Valero Energy Partners LP,
4.50%, 3/15/2028 320,000 319,425
Var Energi ASA,
5.00%, 5/18/2027(a) 3,815,623 3,833,311

60 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Var Energi ASA,
7.50%, 1/15/2028(a) 1,000,000 1,059,521
Venture Global Calcasieu
Pass LLC,
6.25%, 1/15/2030(a) 3,200,000 3,247,846
Venture Global LNG, Inc.,
8.13%, 6/1/2028(a) 2,290,000 2,339,994
Williams Cos., Inc. (The),
2.60%, 3/15/2031 7,754,000 6,813,364
138,072,571
Passenger Airlines 0.2%
Air Canada,
3.88%, 8/15/2026(a) 2,510,000 2,454,483
American Airlines, Inc.,
5.50%, 4/20/2026(a) 219,167 218,567
5.75%, 4/20/2029(a) 326,000 318,985
United Airlines, Inc.,
4.38%, 4/15/2026(a) 817,000 804,009
4.63%, 4/15/2029(a) 3,032,000 2,869,121
6,665,165
Pharmaceuticals 0.4%
Bayer US Finance LLC,
6.25%, 1/21/2029(a) 1,335,000 1,384,083
Eli Lilly & Co.,
4.75%, 2/12/2030 1,785,000 1,812,344
GlaxoSmithKline Capital, Inc.,
4.50%, 4/15/2030 6,960,000 6,959,703
Pfizer Investment Enterprises
Pte. Ltd.,
4.75%, 5/19/2033 3,175,000 3,140,104
Teva Pharmaceutical Finance
Netherlands III BV,
5.13%, 5/9/2029 613,000 598,939
13,895,173
Residential REITs 0.1%
American Homes 4 Rent LP,
5.50%, 2/1/2034 2,433,000 2,435,572
Retail REITs 0.1%
Kite Realty Group LP,
4.00%, 10/1/2026 1,256,000 1,242,560
4.95%, 12/15/2031 2,150,000 2,114,131
Kite Realty Group Trust,
4.75%, 9/15/2030 2,124,000 2,095,924
5,452,615
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc.,
3.42%, 4/15/2033(a) 2,000,000 1,780,718
3.19%, 11/15/2036(a) 4,550,000 3,734,620
Intel Corp.,
5.20%, 2/10/2033 588,000 580,572
Microchip Technology, Inc.,
5.05%, 2/15/2030 2,025,000 2,021,903
Micron Technology, Inc.,
2.70%, 4/15/2032 1,124,000 959,942
5.80%, 1/15/2035 7,363,000 7,539,699
16,617,454
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.5%
Microsoft Corp.,
3.45%, 8/8/2036 5,000,000 4,462,372
Oracle Corp.,
2.95%, 4/1/2030 1,000,000 918,697
3.60%, 4/1/2040 3,500,000 2,752,851
5.38%, 9/27/2054 5,905,000 5,385,010
6.00%, 8/3/2055 3,055,000 3,051,111
VMware LLC,
2.20%, 8/15/2031 2,540,000 2,158,929
18,728,970
Specialized REITs 0.8%
Crown Castle, Inc.,
4.45%, 2/15/2026 430,000 428,750
3.70%, 6/15/2026 3,870,000 3,823,619
2.10%, 4/1/2031 1,655,000 1,391,584
CubeSmart LP,
4.00%, 11/15/2025 874,000 870,546
3.13%, 9/1/2026 3,125,000 3,060,972
EPR Properties,
4.50%, 4/1/2025 3,497,000 3,497,000
4.75%, 12/15/2026 3,408,000 3,392,320
4.50%, 6/1/2027 385,000 379,876
4.95%, 4/15/2028 340,000 336,701
3.75%, 8/15/2029 140,000 131,251
Extra Space Storage LP,
5.70%, 4/1/2028 1,213,000 1,245,966
5.50%, 7/1/2030 5,000,000 5,126,689
2.35%, 3/15/2032 1,535,000 1,283,829
5.40%, 6/15/2035 5,525,000 5,493,046
30,462,149
Specialty Retail 0.1%
AutoZone, Inc.,
4.75%, 8/1/2032 55,000 54,116
Home Depot, Inc. (The),
2.88%, 4/15/2027 3,200,000 3,115,980
3,170,096
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC,
6.02%, 6/15/2026 670,000 678,652
5.00%, 4/1/2030 2,440,000 2,451,373
NetApp, Inc.,
5.70%, 3/17/2035 1,910,000 1,906,797
5,036,822
Tobacco 0.6%
BAT Capital Corp.,
2.26%, 3/25/2028 4,275,000 3,994,939
5.63%, 8/15/2035 9,445,000 9,482,164
BAT International Finance plc,
1.67%, 3/25/2026 3,036,000 2,948,552
Philip Morris International,
Inc.,
5.63%, 11/17/2029 1,816,000 1,893,339
2.10%, 5/1/2030 3,803,000 3,364,563
21,683,557
Trading Companies & Distributors 0.1%
Aviation Capital Group LLC,
5.13%, 4/10/2030(a) 3,765,000 3,744,339

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp.,
5.50%, 6/15/2035 1,360,000 1,359,818
5,104,157
Wireless Telecommunication Services 0.3%
Sprint LLC,
7.63%, 3/1/2026 315,000 319,941
T-Mobile USA, Inc.,
2.40%, 3/15/2029 2,561,000 2,352,477
2.88%, 2/15/2031 550,000 492,212
5.13%, 5/15/2032 3,850,000 3,874,211
4.38%, 4/15/2040 2,975,000 2,618,708
3.30%, 2/15/2051 2,660,000 1,775,647
11,433,196
Total Corporate Bonds
(cost $1,297,398,235)
1,274,877,763
Mortgage-Backed Securities 24.8%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 356,407 332,641
Pool# Q08997
3.50%, 6/1/2042 201,769 188,316
Pool# Q19480
4.00%, 6/1/2043 691,009 658,629
Pool# V80509
4.00%, 10/1/2043 92,610 88,978
Pool# Q29697
3.50%, 11/1/2044 253,475 235,829
Pool# G07961
3.50%, 3/1/2045 208,371 193,522
Pool# V82196
4.50%, 1/1/2046 83,587 81,738
Pool# G61281
3.50%, 1/1/2048 583,523 533,670
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 7,351,204 6,697,667
Pool# SB0861
2.50%, 2/1/2037 4,930,490 4,573,096
Pool# SB8260
5.00%, 10/1/2038 3,753,133 3,774,787
Pool# SD8018
4.00%, 10/1/2049 1,529,736 1,441,033
Pool# QA7325
3.00%, 2/1/2050 988,691 866,835
Pool# QA6750
3.00%, 2/1/2050 95,537 83,811
Pool# QA8311
3.00%, 3/1/2050 805,696 710,417
Pool# RA2650
3.00%, 5/1/2050 826,233 725,913
Pool# SD8080
2.00%, 6/1/2050 3,012,620 2,419,197
Pool# SD8079
2.00%, 7/1/2050 7,526,732 6,042,941
Pool# SD8084
3.00%, 8/1/2050 6,899,704 6,056,207
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB4785
2.50%, 10/1/2050 1,504,515 1,264,642
Pool# SD7535
2.50%, 2/1/2051 19,378,838 16,444,742
Pool# QB9401
2.00%, 3/1/2051 1,860,049 1,496,993
Pool# QC2992
2.50%, 6/1/2051 17,394,240 14,586,328
Pool# SD1372
2.50%, 9/1/2051 18,244,350 15,294,439
Pool# RA5910
3.50%, 9/1/2051 6,448,055 5,854,487
Pool# SD8178
2.50%, 11/1/2051 6,264,419 5,228,486
Pool# SD8181
1.50%, 12/1/2051 6,791,534 5,131,269
Pool# RA6433
2.50%, 12/1/2051 9,029,830 7,514,899
Pool# SD8199
2.00%, 3/1/2052 34,667,747 27,587,042
Pool# SD3088
2.00%, 3/1/2052 7,162,412 5,728,114
Pool# SD3771
2.50%, 3/1/2052 12,381,896 10,368,742
Pool# SD8200
2.50%, 3/1/2052 12,323,157 10,262,159
Pool# SD1607
2.50%, 3/1/2052 9,980,068 8,461,551
Pool# QE0799
2.50%, 4/1/2052 8,406,269 6,999,023
Pool# SD8213
3.00%, 5/1/2052 4,236,029 3,674,882
Pool# SD5351
3.00%, 6/1/2052 11,330,698 10,013,162
Pool# SD1042
3.00%, 6/1/2052 4,039,320 3,553,898
Pool# SD5726
3.00%, 7/1/2052 8,121,152 7,102,664
Pool# SD1440
3.50%, 7/1/2052 5,508,411 4,989,880
Pool# SD2254
3.50%, 7/1/2052 1,513,256 1,373,668
Pool# QE6924
4.00%, 8/1/2052 7,112,726 6,637,221
Pool# SD8244
4.00%, 9/1/2052 2,304,039 2,150,153
Pool# SD1716
5.00%, 9/1/2052 7,613,262 7,592,176
Pool# SD1686
5.50%, 9/1/2052 7,416,433 7,484,528
Pool# SD8255
3.50%, 10/1/2052 3,744,635 3,380,918
Pool# SD1853
5.50%, 11/1/2052 3,529,389 3,595,517
Pool# SD8288
5.00%, 1/1/2053 27,277,907 26,806,336
Pool# SD8302
6.50%, 2/1/2053 1,644,989 1,704,512
Pool# SD8309
6.00%, 3/1/2053 1,384,505 1,408,085
Pool# SD2921
4.50%, 5/1/2053 13,584,480 13,011,514

62 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8338
4.00%, 6/1/2053 4,480,393 4,180,867
Pool# SD4084
5.50%, 10/1/2053 8,059,237 8,160,361
Pool# SD6706
4.50%, 1/1/2054 18,521,559 17,728,033
Pool# RJ1975
6.00%, 7/1/2054 2,756,672 2,809,418
Pool# RJ2655
5.00%, 10/1/2054 6,592,776 6,487,664
Pool# SD6767
6.00%, 10/1/2054 16,158,012 16,434,570
Pool# SL0046
6.00%, 1/1/2055 9,446,783 9,682,228
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,197,662 2,193,690
Pool# 468516
5.17%, 6/1/2028 759,263 762,286
Pool# 468127
5.70%, 5/1/2041 1,033,499 1,079,218
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 7,315,110 6,652,353
Pool# CA9439
2.50%, 3/1/2036 14,650,722 13,658,517
Pool# CB3424
3.00%, 5/1/2037 6,373,014 6,083,193
Pool# FS4267
4.50%, 3/1/2038 2,140,822 2,129,682
Pool# AH9471
4.50%, 4/1/2041 190,269 187,943
Pool# AH4038
4.50%, 4/1/2041 164,409 162,128
Pool# AI3506
4.50%, 6/1/2041 7,888 7,776
Pool# FS3014
5.00%, 10/1/2042 11,192,053 11,193,542
Pool# AL2866
3.50%, 11/1/2042 4,379,556 4,082,267
Pool# AQ9328
3.50%, 1/1/2043 75,024 69,932
Pool# AB9046
3.50%, 4/1/2043 432,559 403,193
Pool# AT2021
3.50%, 4/1/2043 304,542 283,867
Pool# AR9398
3.50%, 6/1/2043 712,688 661,122
Pool# AB9864
3.50%, 7/1/2043 155,308 144,763
Pool# AS0212
3.50%, 8/1/2043 678,252 632,198
Pool# AS0210
3.50%, 8/1/2043 428,708 399,601
Pool# AU3742
3.50%, 8/1/2043 235,764 219,758
Pool# AU6857
4.00%, 9/1/2043 237,873 227,953
Pool# AU4386
4.00%, 10/1/2043 72,995 70,066
Pool# AS1559
4.00%, 1/1/2044 451,140 432,807
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW2478
4.50%, 6/1/2044 81,545 79,673
Pool# AL6432
4.00%, 1/1/2045 444,518 421,865
Pool# AS5175
3.50%, 6/1/2045 411,626 380,993
Pool# AS6464
3.50%, 1/1/2046 381,736 351,549
Pool# BC0180
4.00%, 1/1/2046 2,022,571 1,915,292
Pool# AS7908
3.00%, 9/1/2046 4,487,071 3,976,527
Pool# AS8483
3.00%, 12/1/2046 1,911,440 1,685,667
Pool# MA2863
3.00%, 1/1/2047 3,035,265 2,686,376
Pool# AS8784
3.00%, 2/1/2047 1,966,607 1,726,839
Pool# BE7557
3.50%, 2/1/2047 3,670,716 3,369,933
Pool# BM2003
4.00%, 10/1/2047 2,883,454 2,724,536
Pool# BJ3716
3.50%, 12/1/2047 1,777,706 1,625,110
Pool# MA3210
3.50%, 12/1/2047 738,953 675,014
Pool# BM3355
3.50%, 2/1/2048 1,182,469 1,080,318
Pool# MA3305
3.50%, 3/1/2048 3,699,874 3,378,512
Pool# CA1532
3.50%, 4/1/2048 3,825,792 3,505,685
Pool# CA2208
4.50%, 8/1/2048 810,061 784,628
Pool# CA2469
4.00%, 10/1/2048 768,414 724,100
Pool# MA3745
3.50%, 8/1/2049 4,057,880 3,698,797
Pool# BO8947
3.00%, 1/1/2050 547,284 481,291
Pool# FM4334
3.00%, 4/1/2050 1,200,664 1,055,508
Pool# FS2253
3.50%, 4/1/2050 6,183,737 5,635,736
Pool# CA5689
3.00%, 5/1/2050 1,762,089 1,555,762
Pool# BP9581
2.50%, 8/1/2050 1,107,143 933,851
Pool# FM5316
2.00%, 12/1/2050 1,367,241 1,098,414
Pool# CA8817
2.00%, 2/1/2051 3,093,095 2,475,629
Pool# BR4515
2.00%, 2/1/2051 2,055,248 1,648,984
Pool# BR4029
2.00%, 2/1/2051 1,809,911 1,457,216
Pool# BR4051
2.00%, 2/1/2051 1,430,256 1,151,147
Pool# BR2667
2.00%, 2/1/2051 1,277,638 1,028,331
Pool# BR7795
2.50%, 4/1/2051 2,627,935 2,206,298

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7151
2.00%, 5/1/2051 795,322 638,513
Pool# FM7189
2.50%, 5/1/2051 2,472,877 2,093,597
Pool# FS3080
3.00%, 5/1/2051 8,097,492 7,165,772
Pool# FM7398
2.50%, 6/1/2051 12,707,046 10,817,786
Pool# FM7738
2.50%, 6/1/2051 1,781,640 1,498,314
Pool# BT0417
2.50%, 6/1/2051 1,124,927 943,952
Pool# BT1339
2.50%, 7/1/2051 2,027,827 1,695,670
Pool# FM8178
2.50%, 7/1/2051 1,313,956 1,100,305
Pool# CB1038
2.50%, 7/1/2051 1,107,304 931,417
Pool# FS2041
2.00%, 8/1/2051 7,636,879 6,096,807
Pool# FS3391
2.50%, 8/1/2051 5,073,775 4,286,455
Pool# FP0012
3.00%, 8/1/2051 3,403,431 3,008,281
Pool# FM9563
3.00%, 10/1/2051 12,113,149 10,593,840
Pool# FS5928
2.50%, 1/1/2052 10,319,387 8,637,715
Pool# BU8883
3.00%, 3/1/2052 16,953,057 14,715,662
Pool# FS5448
3.00%, 3/1/2052 11,473,694 10,105,520
Pool# FS2122
3.00%, 3/1/2052 4,854,968 4,230,121
Pool# MA4577
2.00%, 4/1/2052 17,316,670 13,785,048
Pool# FS1380
3.50%, 4/1/2052 6,706,565 6,077,019
Pool# FS1855
4.00%, 5/1/2052 6,535,119 6,142,745
Pool# FS1804
4.00%, 5/1/2052 6,276,624 5,905,390
Pool# FS6731
3.00%, 6/1/2052 11,573,411 10,227,613
Pool# FS2074
3.00%, 6/1/2052 4,830,547 4,261,818
Pool# FS2513
4.00%, 7/1/2052 6,070,398 5,675,174
Pool# FS2323
4.00%, 7/1/2052 5,324,388 4,991,581
Pool# FS2293
4.50%, 7/1/2052 15,099,283 14,554,364
Pool# FS2257
4.50%, 7/1/2052 2,856,401 2,755,440
Pool# BV8011
3.00%, 8/1/2052 8,765,843 7,610,569
Pool# MA4733
4.50%, 9/1/2052 16,750,438 16,050,316
Pool# FS2790
5.00%, 9/1/2052 10,738,895 10,607,990
Pool# MA4782
3.50%, 10/1/2052 13,203,564 11,925,097
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4805
4.50%, 11/1/2052 5,167,326 4,951,903
Pool# MA4839
4.00%, 12/1/2052 4,460,923 4,162,698
Pool# MA4980
6.00%, 4/1/2053 3,085,028 3,136,915
Pool# FS4736
6.50%, 5/1/2053 5,630,505 5,835,895
Pool# DA1019
6.50%, 9/1/2053 644,072 668,060
Pool# FS7835
5.50%, 10/1/2053 9,453,887 9,453,800
Pool# CB8628
6.00%, 6/1/2054 4,027,967 4,127,561
Pool# FS8585
5.50%, 7/1/2054 17,061,775 17,238,144
Pool# FS9717
6.00%, 7/1/2054 6,002,736 6,110,468
Pool# CB8858
6.00%, 7/1/2054 3,534,118 3,601,942
Pool# FS8795
6.00%, 8/1/2054 18,306,024 18,623,492
Pool# FS9406
6.00%, 8/1/2054 4,477,050 4,554,802
Pool# FS9008
5.50%, 9/1/2054 6,703,088 6,739,175
Pool# FS9980
6.00%, 9/1/2054 14,816,167 15,118,238
Pool# FS9012
6.00%, 9/1/2054 905,672 929,048
Pool# CB9361
5.00%, 10/1/2054 13,295,817 13,083,839
Pool# MA5499
6.50%, 10/1/2054 8,936,556 9,237,157
Pool# FA0470
6.00%, 1/1/2055 12,415,325 12,887,555
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 375,698 350,416
Pool# MA0783
3.50%, 2/20/2043 465,652 435,966
Pool# MA2892
3.50%, 6/20/2045 23,038 21,401
Pool# MA3663
3.50%, 5/20/2046 268,041 248,306
Pool# MA3803
3.50%, 7/20/2046 127,333 118,285
Pool# MA4262
3.50%, 2/20/2047 10,816 10,009
Pool# MA4510
3.50%, 6/20/2047 408,077 377,077
Pool# MA4586
3.50%, 7/20/2047 277,418 256,588
Pool# MA4837
3.50%, 11/20/2047 482,260 445,847
Pool# MA4962
3.50%, 1/20/2048 281,131 259,858
Pool# MA6542
3.50%, 3/20/2050 307,287 282,293
Pool# BT6867
3.00%, 5/20/2050 3,196,449 2,820,533

64 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6994
2.00%, 11/20/2050 9,117,066 7,459,972
Pool# MA7590
3.00%, 9/20/2051 9,647,048 8,549,265
Pool# MA7705
2.50%, 11/20/2051 13,561,647 11,572,927
Pool# MA8099
3.50%, 6/20/2052 6,696,302 6,139,970
Pool# MA8349
5.50%, 10/20/2052 7,764,929 7,812,904
Pool# MA8429
5.50%, 11/20/2052 3,258,187 3,277,652
Pool# MA8430
6.00%, 11/20/2052 3,430,580 3,505,183
Pool# MA8571
6.00%, 1/20/2053 1,519,004 1,542,751
Pool# MA8726
5.50%, 3/20/2053 11,450,835 11,512,305
Pool# MA8727
6.00%, 3/20/2053 2,709,559 2,768,407
Pool# MA8950
6.50%, 6/20/2053 2,740,584 2,812,392
Pool# MA9608
7.00%, 4/20/2054 2,869,687 2,966,290
Pool# MA9852
6.00%, 8/20/2054 5,890,362 5,980,238
Total Mortgage-Backed Securities
(cost $929,576,040)
886,265,252
Municipal Bonds 0.5%
California 0.1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,628,766
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 7,292,889
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,476,169
9,769,058
Michigan 0.1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,716,103
Total Municipal Bonds
(cost $17,531,562)
16,113,927
U.S. Treasury Obligations 26.6%
U.S. Treasury Bond
4.63%, 11/15/2044 54,195,000 54,262,744
4.50%, 11/15/2054 88,605,000 87,303,614
U.S. Treasury Bonds
1.75%, 8/15/2041 12,661,900 8,580,910
2.00%, 11/15/2041 18,000,000 12,642,891
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.38%, 2/15/2042 55,000,000 40,820,312
3.25%, 5/15/2042 11,500,000 9,717,051
3.13%, 2/15/2043 23,000,000 18,877,070
3.88%, 2/15/2043 6,200,000 5,674,453
3.88%, 5/15/2043 18,000,000 16,430,625
4.63%, 5/15/2044 60,877,000 61,074,375
3.00%, 11/15/2044 30,860,000 24,314,304
4.75%, 2/15/2045 5,375,000 5,473,262
2.25%, 8/15/2046 7,000,000 4,708,047
1.25%, 5/15/2050 75,000,000 37,239,258
2.25%, 2/15/2052 54,800,000 34,571,094
2.88%, 5/15/2052 6,375,000 4,628,599
4.63%, 2/15/2055 6,830,000 6,875,889
U.S. Treasury Notes
4.13%, 2/15/2027 5,308,000 5,327,076
4.13%, 2/28/2027 44,650,000 44,819,182
2.50%, 3/31/2027 120,000 116,812
4.13%, 11/15/2027 55,960,000 56,281,333
3.63%, 5/31/2028 18,300,000 18,149,883
1.50%, 11/30/2028 11,000,000 10,101,953
4.13%, 11/30/2029 84,638,000 85,292,622
4.38%, 12/31/2029 18,410,000 18,744,400
4.25%, 1/31/2030 80,990,000 82,027,684
4.00%, 2/28/2030 35,870,000 35,951,268
4.25%, 6/30/2031 26,441,000 26,733,297
3.63%, 9/30/2031 20,300,000 19,794,879
4.13%, 10/31/2031 88,735,000 89,019,229
4.13%, 11/30/2031 14,817,000 14,863,882
4.25%, 11/15/2034 10,575,000 10,606,395
Total U.S. Treasury Obligations
(cost $973,465,670)
951,024,393
Total Investments
(cost $3,584,713,850) — 97.6%
3,492,448,415
Other assets in excess of
liabilities — 2.4% 84,288,996
NET ASSETS — 100.0%
$ 3,576,737,411
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $604,629,965 which represents 16.91% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2025.

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 65
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

66 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 300,448,810 $ – $ 300,448,810
Collateralized Mortgage Obligations – 8,532,642 – 8,532,642
Commercial Mortgage-Backed Securities – 55,185,628 – 55,185,628
Corporate Bonds – 1,274,877,763 – 1,274,877,763
Mortgage-Backed Securities – 886,265,252 – 886,265,252
Municipal Bonds – 16,113,927 – 16,113,927
U.S. Treasury Obligations – 951,024,393 – 951,024,393
Total $ – $ 3,492,448,415 $ – $ 3,492,448,415

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 67
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

68 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
As of March 31, 2025, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt,

NVIT Loomis Core Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 69
and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2025, the Fund had no open swap contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2025, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

70 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 29.3%
Principal
Amount ($) Value ($)
Airlines 0.3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 989,298 931,453
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,278,644 1,302,109
Series 2019-2, Class B,
3.50%, 5/1/2028 87,761 84,381
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 1,429,107 1,435,477
3,753,420
Automobiles 20.2%
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 571,343 573,311
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 1,725,000 1,730,191
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,941,813
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,160,342
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,483,304
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 578,337 580,918
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,969,910
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,137,446 1,144,945
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 3,018,769 3,032,549
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 639,173
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 595,000 595,377
Series 2023-2, Class A3,
5.82%, 6/15/2028 3,200,000 3,245,248
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 5,008,318 5,025,349
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 928,693
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 2,975,000 2,982,771
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 240,750 240,849
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,604,062
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,241,101
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,750,360
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 3,488,779 3,511,488
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 750,904 759,001
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 355,154 355,651
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,117,832
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,275,349
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,713,139
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 578,596
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 631,686
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,666,924
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,006,202 3,010,804
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 745,000 746,278
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,696,680
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,591,027 1,601,213
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 1,742,617 1,754,270
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 351,910 352,122
Series 2023-2A, Class B,
5.61%, 9/15/2027 1,621,256 1,624,074
Series 2025-2A, Class A3,
4.74%, 1/16/2029 2,475,000 2,479,273
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 560,874
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,757,778

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 71
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 582,632 583,959
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,358,824
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,743,477
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,473,889
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,662,574
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 900,000 901,969
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 2,681,430 2,686,024
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,127,373
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,643,890
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 1,236,865 1,249,124
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 2,315,339 2,344,899
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 1,191,100 1,189,688
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,835,000 1,841,482
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 702,521 710,875
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,550,000 1,546,358
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,325,753
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,489,046 1,488,299
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,426,190
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,831,025
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,458,970
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,495,517
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,532,254
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,559,933
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,492,537
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,196,363
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,699,957
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 986,746
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,070,167
Hyundai Auto Receivables
Trust, Series 2023-C, Class
A3, 5.54%, 10/16/2028 1,360,000 1,377,838
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 2,691,051 2,701,465
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,375,000 1,379,612
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,910,000 1,924,878
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 775,045
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,060,000 1,060,661
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,850,000 1,853,193
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 1,250,000 1,258,846
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 3,022,631 3,050,136
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,941,308
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 1,449,706 1,452,504
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 1,170,000 1,182,936
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 3,097,759 3,131,955
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,519,891

72 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 4,062,361
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,610,399
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,925,000 2,953,323
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,030,702
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,179,370
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,660,000 1,664,468
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,564,607
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 855,000 854,848
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 645,000 647,455
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 4,295,000 4,327,852
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,199,331
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 1,150,000 1,158,406
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,973,138
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,293,197
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,252,478
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 1,255,580 1,255,816
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,740,347
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,910,076
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 2,940,000 2,944,010
Series 2023-1, Class A3,
5.02%, 6/20/2028 1,815,000 1,824,928
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 5,735,000 5,767,123
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 360,314
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,684,569
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,118,917
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 541,749
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,894,372
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 3,393,869 3,421,342
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 2,117,799 2,135,990
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 1,730,000 1,735,749
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,530,951 2,531,946
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,233,305
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,232,729
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,098,941
237,505,840
Credit Card 1.5%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,683,479
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,490,481
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 1,355,000 1,364,658
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,069,199
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,999,904
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,315,409
16,923,130
Equipment Loans & Leases 2.6%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 699,935 706,234

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 73
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,508,939 2,542,703
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 5,385,000 5,437,998
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,703,886 6,733,568
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,945,000 5,979,904
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,292,947
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,279,514 1,288,969
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 626,136 629,272
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 978,205 981,489
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 378,450 378,655
SCF Equipment Trust LLC,
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 825,000 825,828
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 2,985,000 3,073,702
30,871,269
Financial Services 0.1%
Carvana Auto Receivables
Trust, Series 2024-P4,
Class A3, 4.64%, 1/10/2030 950,000 952,407
Other 4.4%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 358,348 361,268
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 663,299 663,772
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,116,108
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,485,549
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 264,615 265,021
Series 2024-X2, Class A,
5.22%, 12/17/2029(a) 610,529 610,283
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 642,632 653,324
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 1,222,407 1,271,554
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,359,484
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 3,496,150 3,507,478
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 890,242 907,320
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 1,265,583 1,292,873
Invesco CLO Ltd., Series
2021-1A, Class A1, 5.56%,
4/15/2034(a)(b) 1,350,000 1,349,681
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 896,229 908,285
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 2,192,993
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 938,758 942,461
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,249,564
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 973,452
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 2,212,989 2,238,201
SoFi Consumer Loan Program
Trust, Series 2025-1, Class
A, 4.80%, 2/27/2034(a) 1,865,000 1,864,795
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 279,313 291,423
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,722,564
Tricon American Homes Trust
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,957,636
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 929,908
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,204,800
Verizon Master Trust
Series 2023-2, Class A,
4.89%, 4/13/2028 7,705,000 7,705,296

74 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,919,650
51,944,743
Student Loan 0.2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,429,206 2,471,022
Total Asset-Backed Securities
(cost $341,712,987)
344,421,831
Collateralized Mortgage Obligations 0.0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 776 763
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,568 0
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 252,696 246,629
Total Collateralized Mortgage Obligations
(cost $263,585)
247,392
Commercial Mortgage-Backed Securities 2.6%
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,606,979
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 591,339
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.57%, 10/15/2037(a)(b) 825,000 824,484
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,541,103
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,654,848
BPR Trust, Series 2022-
OANA, Class A, 6.22%,
4/15/2037(a)(b) 440,000 440,096
BX Trust, Series 2024-
VLT4, Class A, 5.81%,
7/15/2029(a)(b) 1,665,000 1,656,675
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 214,299
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 1,545,000 1,409,813
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,218,870
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,998,086
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC, Series K531, Class
AS, 4.88%, 9/25/2029(b) 7,508,761 7,520,472
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 380,000 327,750
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 987,731 843,890
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 1,825,000 1,810,997
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.92%,
1/15/2042(a)(b) 1,245,000 1,232,541
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 117,519
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
6.97%, 2/15/2039(a)(b) 1,270,000 1,243,167
Series 2022-TFLM, Class D,
7.82%, 2/15/2039(a)(b) 2,880,000 2,819,147
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.56%,
12/15/2039(a)(b) 1,055,000 1,052,363
Total Commercial Mortgage-Backed
Securities
(cost $30,716,454) 31,124,438
Corporate Bonds 47.2%
Aerospace & Defense 0.2%
Boeing Co. (The),
6.30%, 5/1/2029(d) 1,970,000 2,065,922
Automobiles 2.3%
BMW US Capital LLC,
5.05%, 3/21/2030(a)(d) 4,095,000 4,116,526
Hyundai Capital America,
4.88%, 11/1/2027(a) 1,870,000 1,874,205
5.15%, 3/27/2030(a) 3,800,000 3,786,632
Mercedes-Benz Finance North
America LLC,
4.65%, 4/1/2027(a) 3,630,000 3,633,764
4.90%, 11/15/2027(a)(d) 2,205,000 2,215,880
Nissan Motor Acceptance Co.
LLC,
5.30%, 9/13/2027(a) 2,290,000 2,272,748
Stellantis Finance US, Inc.,
5.75%, 3/18/2030(a) 3,230,000 3,227,688

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC,
5.35%, 3/27/2030(a)(d) 5,850,000 5,833,842
26,961,285
Banks 10.1%
ABN AMRO Bank NV,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 1,800,000 1,840,687
AIB Group plc,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 2,290,000 2,323,597
ASB Bank Ltd.,
5.35%, 6/15/2026(a) 4,110,000 4,157,830
Bank of Ireland Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,406,508
Bank of Montreal,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 1,160,000 1,172,015
Banque Federative du Credit
Mutuel SA,
5.19%, 2/16/2028(a) 2,115,000 2,147,192
BNP Paribas SA,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 2,335,000 2,359,510
Canadian Imperial Bank of
Commerce,
5.24%, 6/28/2027(d) 2,335,000 2,369,764
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 5,860,000 5,880,935
Citibank NA,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 6,180,000 6,209,434
Citigroup, Inc.,
(SOFR + 0.87%), 4.79%,
3/4/2029(e) 4,100,000 4,108,921
Citizens Financial Group, Inc.,
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 1,235,000 1,241,635
Commonwealth Bank of
Australia,
4.42%, 3/14/2028(d) 4,620,000 4,640,454
Credit Agricole SA,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 2,060,000 2,082,306
Danske Bank A/S,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,844,808
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(e) 2,040,000 2,044,573
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bank NA,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,830,000 1,840,402
HSBC Holdings plc,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,475,844
Huntington Bancshares, Inc.,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 2,115,000 2,201,653
Huntington National Bank
(The),
(SOFR + 0.72%), 4.87%,
4/12/2028(d)(e) 2,980,000 2,991,886
ING Groep NV,
(SOFR + 1.01%), 4.86%,
3/25/2029(e) 2,175,000 2,182,893
Intesa Sanpaolo SpA,
7.00%, 11/21/2025(a) 2,275,000 2,303,855
JPMorgan Chase & Co.,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 2,915,000 2,912,059
(SOFR + 0.90%), 5.14%,
1/24/2031(e) 2,585,000 2,625,315
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.78%),
5.20%, 1/16/2031(e) 5,250,000 5,331,610
National Bank of Canada,
(SOFR + 1.04%), 5.60%,
7/2/2027(d)(e) 2,880,000 2,914,975
NatWest Markets plc,
4.79%, 3/21/2028(a)(d) 2,190,000 2,201,632
Royal Bank of Canada,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d)(e) 2,905,000 2,897,532
(United States SOFR
Compounded Index +
1.13%), 4.97%, 5/2/2031(e) 2,520,000 2,532,218
Santander Holdings USA, Inc.,
(SOFR + 1.88%), 5.74%,
3/20/2031(d)(e) 2,125,000 2,140,596
Societe Generale SA,
5.25%, 2/19/2027(a)(d) 5,075,000 5,113,056
Sumitomo Mitsui Financial
Group, Inc.,
5.24%, 4/15/2030(d) 2,905,000 2,962,159
Svenska Handelsbanken AB,
5.13%, 5/28/2027(a) 3,100,000 3,151,166
Swedbank AB,
6.14%, 9/12/2026(a)(d) 1,370,000 1,401,793
Toronto-Dominion Bank (The),
5.30%, 1/30/2032(d) 1,830,000 1,861,104
UniCredit SpA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d)(e) 1,950,000 1,928,508

76 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bank NA,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 4,050,000 4,045,112
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%,
4/22/2028(d)(e) 1,925,000 1,967,083
Wells Fargo Bank NA,
5.25%, 12/11/2026 5,720,000 5,801,191
Westpac New Zealand Ltd.,
5.13%, 2/26/2027(a)(d) 2,825,000 2,861,396
118,475,207
Beverages 0.3%
Bacardi-Martini BV,
5.55%, 2/1/2030(a)(d) 3,355,000 3,409,143
Biotechnology 0.3%
AbbVie, Inc.,
4.65%, 3/15/2028(d) 4,085,000 4,118,128
Capital Markets 4.9%
Antares Holdings LP,
3.75%, 7/15/2027(a) 687,000 656,686
6.35%, 10/23/2029(a) 1,060,000 1,060,824
Apollo Debt Solutions BDC,
6.55%, 3/15/2032(a) 1,130,000 1,144,960
Ares Capital Corp.,
5.80%, 3/8/2032 1,175,000 1,167,943
Ares Strategic Income Fund,
5.70%, 3/15/2028(a)(d) 1,180,000 1,180,027
Bain Capital Specialty
Finance, Inc.,
5.95%, 3/15/2030 715,000 702,715
Bank of New York Mellon
Corp. (The),
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 2,925,000 2,950,981
BGC Group, Inc.,
6.15%, 4/2/2030(a) 605,000 602,412
Blackstone Secured Lending
Fund,
5.35%, 4/13/2028(d) 500,000 499,835
5.30%, 6/30/2030(d) 910,000 893,893
Blue Owl Capital Corp.,
3.75%, 7/22/2025(d) 1,810,000 1,801,925
Blue Owl Capital Corp. II,
8.45%, 11/15/2026 900,000 943,409
Blue Owl Credit Income Corp.,
6.60%, 9/15/2029(a)(d) 555,000 563,963
Blue Owl Technology Finance
Corp.,
6.75%, 4/4/2029 1,365,000 1,383,557
Cantor Fitzgerald LP,
7.20%, 12/12/2028(a) 1,065,000 1,123,772
CME Group, Inc.,
4.40%, 3/15/2030(d) 2,940,000 2,935,297
Deutsche Bank AG,
(SOFR + 1.21%), 5.37%,
1/10/2029(d)(e) 4,150,000 4,195,833
FS KKR Capital Corp.,
6.88%, 8/15/2029(d) 525,000 538,455
6.13%, 1/15/2030(d) 1,170,000 1,163,822
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Bank USA,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 5,410,000 5,461,237
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 595,000 573,164
6.00%, 7/15/2029 585,000 587,374
Hercules Capital, Inc.,
3.38%, 1/20/2027 665,000 641,098
HPS Corporate Lending Fund,
5.45%, 1/14/2028(a) 1,090,000 1,084,987
6.25%, 9/30/2029 600,000 608,446
Jefferies Financial Group, Inc.,
5.88%, 7/21/2028(d) 1,105,000 1,134,598
Main Street Capital Corp.,
3.00%, 7/14/2026 1,255,000 1,216,698
6.50%, 6/4/2027 655,000 668,402
Marex Group plc,
6.40%, 11/4/2029(d) 1,390,000 1,412,850
Morgan Stanley,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 2,505,000 2,504,474
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,364,403
(SOFR + 1.10%), 4.65%,
10/18/2030(e) 2,630,000 2,608,804
(SOFR + 1.11%), 5.23%,
1/15/2031(d)(e) 2,345,000 2,383,152
MSD Investment Corp.,
6.25%, 5/31/2030(a) 535,000 529,416
New Mountain Finance Corp.,
6.20%, 10/15/2027 660,000 665,745
6.88%, 2/1/2029 575,000 582,901
Sixth Street Lending Partners,
6.50%, 3/11/2029(d) 1,295,000 1,323,521
USAA Capital Corp.,
5.25%, 6/1/2027(a) 4,295,000 4,384,786
57,246,365
Chemicals 0.8%
Celanese US Holdings LLC,
6.41%, 7/15/2027(c) 1,031,000 1,048,053
Eastman Chemical Co.,
5.00%, 8/1/2029 960,000 965,005
LYB International Finance III
LLC,
1.25%, 10/1/2025(d) 3,260,000 3,203,145
Methanex US Operations,
Inc.,
6.25%, 3/15/2032(a)(d) 1,435,000 1,397,742
Solvay Finance America LLC,
5.65%, 6/4/2029(a)(d) 2,945,000 3,021,719
9,635,664
Commercial Services & Supplies 0.4%
Element Fleet Management
Corp.,
5.64%, 3/13/2027(a) 3,045,000 3,095,250
5.04%, 3/25/2030(a) 1,415,000 1,415,315
Rollins, Inc.,
5.25%, 2/24/2035(a) 270,000 268,637
4,779,202

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.4%
Cisco Systems, Inc.,
4.75%, 2/24/2030(d) 4,065,000 4,129,911
Consumer Finance 3.6%
AerCap Ireland Capital DAC,
4.88%, 4/1/2028 4,100,000 4,114,538
American Honda Finance
Corp.,
4.45%, 10/22/2027(d) 4,105,000 4,103,444
Avolon Holdings Funding Ltd.,
5.50%, 1/15/2026(a) 2,405,000 2,414,970
4.95%, 1/15/2028(a) 2,085,000 2,076,255
5.38%, 5/30/2030(a) 425,000 425,578
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 780,000 808,408
Caterpillar Financial Services
Corp.,
4.60%, 11/15/2027(d) 4,320,000 4,351,274
Ford Motor Credit Co. LLC,
6.53%, 3/19/2032(d) 3,660,000 3,658,039
General Motors Financial Co.,
Inc.,
6.05%, 10/10/2025 1,995,000 2,007,258
5.05%, 4/4/2028 2,555,000 2,557,638
John Deere Capital Corp.,
4.65%, 1/7/2028(d) 5,890,000 5,963,061
Macquarie Airfinance Holdings
Ltd.,
5.20%, 3/27/2028(a) 1,190,000 1,190,796
OneMain Finance Corp.,
6.63%, 5/15/2029 1,865,000 1,868,486
6.75%, 3/15/2032 2,175,000 2,134,719
PACCAR Financial Corp.,
4.55%, 3/3/2028(d) 4,070,000 4,100,964
Synchrony Financial,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 720,000 714,840
42,490,268
Consumer Staples Distribution & Retail 0.3%
Sysco Corp.,
5.10%, 9/23/2030(d) 2,260,000 2,294,077
Target Corp.,
5.00%, 4/15/2035(d) 1,730,000 1,722,445
4,016,522
Containers & Packaging 0.2%
Amcor Flexibles North
America, Inc.,
4.80%, 3/17/2028(a) 2,630,000 2,644,272
Diversified REITs 0.1%
VICI Properties LP,
4.75%, 4/1/2028 630,000 631,252
Diversified Telecommunication Services 0.3%
Sitios Latinoamerica SAB de
CV,
6.00%, 11/25/2029(a)(d) 1,420,000 1,431,460
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
5.25%, 4/2/2035 2,190,000 2,195,525
3,626,985
Electric Utilities 2.5%
Alliant Energy Finance LLC,
5.40%, 6/6/2027(a)(d) 2,545,000 2,574,009
American Electric Power Co.,
Inc.,
5.70%, 8/15/2025 1,370,000 1,374,840
Duke Energy Corp.,
4.85%, 1/5/2027(d) 3,020,000 3,039,741
Edison International,
4.70%, 8/15/2025 830,000 830,011
Fells Point Funding Trust,
3.05%, 1/31/2027(a) 4,310,000 4,175,650
FirstEnergy Pennsylvania
Electric Co.,
5.15%, 3/30/2026(a) 810,000 814,378
ITC Holdings Corp.,
4.95%, 9/22/2027(a) 4,180,000 4,209,125
NextEra Energy Capital
Holdings, Inc.,
4.85%, 2/4/2028(d) 4,065,000 4,112,801
NSTAR Electric Co.,
4.85%, 3/1/2030(d) 1,495,000 1,508,259
Southern California Edison
Co.,
5.25%, 3/15/2030 375,000 377,170
Vistra Operations Co. LLC,
5.13%, 5/13/2025(a) 2,000,000 1,997,925
5.63%, 2/15/2027(a) 1,750,000 1,743,490
Xcel Energy, Inc.,
4.75%, 3/21/2028 350,000 351,311
XPLR Infrastructure Operating
Partners LP,
8.38%, 1/15/2031(a)(d) 2,565,000 2,522,384
29,631,094
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd.,
6.00%, 1/15/2028 2,845,000 2,924,061
Energy Equipment & Services 0.2%
Helmerich & Payne, Inc.,
4.85%, 12/1/2029(a)(d) 2,990,000 2,904,357
Entertainment 0.2%
Take-Two Interactive
Software, Inc.,
5.40%, 6/12/2029 760,000 778,943
Warnermedia Holdings, Inc.,
3.76%, 3/15/2027(d) 1,255,000 1,224,074
2,003,017
Financial Services 1.2%
Atlas Warehouse Lending Co.
LP,
6.05%, 1/15/2028(a)(d) 3,010,000 3,036,819
Enact Holdings, Inc.,
6.25%, 5/28/2029(d) 2,545,000 2,611,195
Essent Group Ltd.,
6.25%, 7/1/2029(d) 1,125,000 1,158,803

78 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Nationstar Mortgage Holdings,
Inc.,
6.50%, 8/1/2029(a) 3,115,000 3,157,981
Nationwide Building Society,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d)(e) 1,645,000 1,689,695
Synchrony Bank,
5.40%, 8/22/2025 2,505,000 2,508,387
14,162,880
Food Products 1.1%
Conagra Brands, Inc.,
5.30%, 10/1/2026(d) 4,125,000 4,165,240
General Mills, Inc.,
4.70%, 1/30/2027(d) 2,175,000 2,181,876
Kraft Heinz Foods Co.,
5.20%, 3/15/2032(d) 1,930,000 1,951,367
Mars, Inc.,
4.80%, 3/1/2030(a)(d) 4,100,000 4,123,451
12,421,934
Gas Utilities 0.3%
Spire, Inc.,
5.30%, 3/1/2026(d) 3,985,000 4,007,504
Ground Transportation 0.2%
JB Hunt Transport Services,
Inc.,
4.90%, 3/15/2030 1,610,000 1,619,935
Ryder System, Inc.,
5.00%, 3/15/2030 855,000 860,042
2,479,977
Health Care Equipment & Supplies 0.9%
Smith & Nephew plc,
5.15%, 3/20/2027 3,040,000 3,067,023
Solventum Corp.,
5.45%, 2/25/2027 3,940,000 3,996,745
Zimmer Biomet Holdings, Inc.,
5.05%, 2/19/2030 3,835,000 3,875,306
10,939,074
Health Care Providers & Services 0.1%
Universal Health Services,
Inc.,
4.63%, 10/15/2029 1,310,000 1,275,776
Health Care Technology 0.1%
IQVIA, Inc.,
6.25%, 2/1/2029(d) 1,295,000 1,348,458
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.,
5.75%, 3/15/2030(a)(d) 4,095,000 4,078,517
Darden Restaurants, Inc.,
4.35%, 10/15/2027 2,985,000 2,962,990
Hyatt Hotels Corp.,
5.75%, 1/30/2027(d) 1,840,000 1,871,887
5.25%, 6/30/2029(d) 1,000,000 1,009,716
5.75%, 3/30/2032 780,000 784,193
International Game
Technology plc,
4.13%, 4/15/2026(a) 1,750,000 1,728,166
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp.,
4.60%, 5/15/2030 4,115,000 4,115,759
16,551,228
Industrial Conglomerates 0.3%
3M Co.,
4.80%, 3/15/2030 3,080,000 3,089,562
Insurance 3.0%
Athene Global Funding,
5.62%, 5/8/2026(a) 1,095,000 1,106,395
Brighthouse Financial Global
Funding,
5.55%, 4/9/2027(a)(d) 3,055,000 3,095,097
CNO Global Funding,
5.88%, 6/4/2027(a)(d) 3,065,000 3,143,773
Corebridge Global Funding,
4.65%, 8/20/2027(a)(d) 3,100,000 3,110,239
F&G Global Funding,
5.88%, 6/10/2027(a)(d) 3,025,000 3,086,385
Fortitude Group Holdings LLC,
6.25%, 4/1/2030(a) 670,000 677,335
GA Global Funding Trust,
4.40%, 9/23/2027(a)(d) 3,115,000 3,096,661
Jackson National Life Global
Funding,
5.25%, 4/12/2028(a)(d) 1,495,000 1,514,900
Mutual of Omaha Cos. Global
Funding,
5.35%, 4/9/2027(a) 4,850,000 4,916,586
Pricoa Global Funding I,
4.20%, 8/28/2025(a) 3,000,000 2,995,192
Principal Life Global Funding
II,
4.80%, 1/9/2028(a)(d) 4,145,000 4,179,666
Sammons Financial Group
Global Funding,
5.05%, 1/10/2028(a)(d) 2,000,000 2,023,581
SiriusPoint Ltd.,
7.00%, 4/5/2029(d) 1,685,000 1,759,229
34,705,039
IT Services 0.2%
CGI, Inc.,
4.95%, 3/14/2030(a) 2,545,000 2,545,100
Life Sciences Tools & Services 0.2%
Illumina, Inc.,
4.65%, 9/9/2026 2,585,000 2,582,703
Machinery 0.7%
CNH Industrial Capital LLC,
4.50%, 10/8/2027 2,920,000 2,906,328
4.75%, 3/21/2028 1,395,000 1,397,242
Daimler Truck Finance North
America LLC,
5.25%, 1/13/2030(a)(d) 4,110,000 4,152,684
8,456,254

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.1%
Charter Communications
Operating LLC,
6.10%, 6/1/2029 1,605,000 1,657,243
Metals & Mining 1.4%
Cleveland-Cliffs, Inc.,
6.88%, 11/1/2029(a)(d) 2,180,000 2,133,258
Glencore Funding LLC,
5.19%, 4/1/2030(a) 1,430,000 1,439,217
Mineral Resources Ltd.,
9.25%, 10/1/2028(a)(d) 1,485,000 1,484,841
Novelis, Inc.,
6.88%, 1/30/2030(a)(d) 880,000 892,451
Nucor Corp.,
4.65%, 6/1/2030(d) 4,120,000 4,107,627
Reliance, Inc.,
1.30%, 8/15/2025(d) 3,230,000 3,186,512
Rio Tinto Finance USA plc,
4.88%, 3/14/2030(d) 2,925,000 2,955,068
16,198,974
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc.,
6.50%, 7/1/2030(a)(d) 1,085,000 1,085,552
6.50%, 10/15/2030(a) 785,000 777,719
1,863,271
Multi-Utilities 1.7%
Ameren Corp.,
5.70%, 12/1/2026 4,175,000 4,249,058
CenterPoint Energy, Inc.,
5.25%, 8/10/2026(d) 3,070,000 3,098,005
Dominion Energy, Inc.,
5.00%, 6/15/2030 2,940,000 2,954,440
DTE Energy Co.,
4.95%, 7/1/2027 2,505,000 2,523,910
NiSource, Inc.,
0.95%, 8/15/2025 3,225,000 3,182,995
Sempra,
5.40%, 8/1/2026(d) 2,260,000 2,278,021
WEC Energy Group, Inc.,
5.60%, 9/12/2026(d) 1,439,000 1,459,884
19,746,313
Oil, Gas & Consumable Fuels 2.6%
APA Corp.,
6.10%, 2/15/2035(a)(d) 1,765,000 1,757,412
California Resources Corp.,
8.25%, 6/15/2029(a) 1,680,000 1,707,334
Canadian Natural Resources
Ltd.,
5.00%, 12/15/2029(a) 4,260,000 4,257,762
Chevron USA, Inc.,
4.69%, 4/15/2030 2,915,000 2,939,756
Chord Energy Corp.,
6.75%, 3/15/2033(a) 2,100,000 2,088,991
Crescent Energy Finance
LLC,
9.25%, 2/15/2028(a) 855,000 887,753
7.63%, 4/1/2032(a)(d) 855,000 845,652
Diamondback Energy, Inc.,
5.55%, 4/1/2035(d) 1,185,000 1,189,653
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.20%, 4/1/2030 2,345,000 2,371,487
Harbour Energy plc,
6.33%, 4/1/2035(a) 690,000 686,938
Hess Midstream Operations
LP,
5.88%, 3/1/2028(a) 4,045,000 4,063,271
Kinetik Holdings LP,
6.63%, 12/15/2028(a) 3,215,000 3,266,128
Marathon Petroleum Corp.,
5.15%, 3/1/2030 1,745,000 1,755,503
Occidental Petroleum Corp.,
5.20%, 8/1/2029 2,920,000 2,918,050
30,735,690
Passenger Airlines 0.1%
Air Canada,
3.88%, 8/15/2026(a) 595,000 581,840
United Airlines, Inc.,
4.63%, 4/15/2029(a) 255,000 241,301
823,141
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.,
4.90%, 3/15/2028(d) 4,140,000 4,152,377
Micron Technology, Inc.,
5.80%, 1/15/2035(d) 1,420,000 1,454,078
5,606,455
Software 0.4%
Synopsys, Inc.,
4.85%, 4/1/2030(d) 4,110,000 4,137,037
Specialized REITs 0.6%
Extra Space Storage LP,
5.70%, 4/1/2028 1,010,000 1,037,449
Public Storage Operating Co.,
(United States SOFR
Compounded Index
+ 0.70%), 5.08%,
4/16/2027(d)(e) 6,145,000 6,170,347
7,207,796
Specialty Retail 0.4%
Advance Auto Parts, Inc.,
5.90%, 3/9/2026(d) 1,165,000 1,162,873
AutoNation, Inc.,
4.50%, 10/1/2025 465,000 464,209
Lowe's Cos., Inc.,
4.80%, 4/1/2026(d) 2,910,000 2,918,502
4,545,584
Technology Hardware, Storage & Peripherals 1.1%
Dell International LLC,
4.75%, 4/1/2028 5,880,000 5,906,881
Hewlett Packard Enterprise
Co.,
4.55%, 10/15/2029 2,930,000 2,898,449
NetApp, Inc.,
1.88%, 6/22/2025 3,150,000 3,129,431
5.50%, 3/17/2032 1,015,000 1,022,835
12,957,596

80 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.7%
Aircastle Ltd.,
6.50%, 7/18/2028(a)(d) 1,010,000 1,052,299
Aviation Capital Group LLC,
5.13%, 4/10/2030(a) 1,230,000 1,223,250
GATX Corp.,
5.40%, 3/15/2027 1,490,000 1,508,929
5.50%, 6/15/2035 610,000 609,918
TTX Co.,
5.50%, 9/25/2026(a) 3,965,000 4,021,185
8,415,581
Water Utilities 0.2%
Essential Utilities, Inc.,
4.80%, 8/15/2027(d) 2,445,000 2,454,323
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.,
5.13%, 5/15/2032(d) 1,800,000 1,811,319
Total Corporate Bonds
(cost $550,201,046)
554,418,467
Mortgage-Backed Securities 1.6%
FHLMC Non Gold Pool
Pool# 1Q0648
6.75%, 6/1/2037(b) 66,349 68,294
Pool# 1B3601
7.57%, 10/1/2037(b) 84,245 86,501
FHLMC UMBS Pool#
SD8245,
4.50%, 9/1/2052 5,080,848
4,868,482
FNMA Pool
Pool# 747271
7.72%, 7/1/2034(b) 131,370 134,651
Pool# 886345
7.31%, 8/1/2036(b) 25,120 25,627
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,322,357 2,100,331
Pool# BN0906
4.00%, 11/1/2048 2,375,756 2,240,953
Pool# MA4700
4.00%, 8/1/2052 3,422,914 3,195,161
Pool# MA4803
3.50%, 11/1/2052 3,123,142 2,820,427
Pool# MA4806
5.00%, 11/1/2052 2,954,910 2,910,075
Total Mortgage-Backed Securities
(cost $18,416,739)
18,450,502
U.S. Treasury Obligations 14.8%
U.S. Treasury Notes
4.63%, 6/30/2026 13,435,000 13,534,713
4.13%, 2/28/2027 (d) 160,285,000 160,892,329
Total U.S. Treasury Obligations
(cost $174,105,573)
174,427,042
Short-Term Investment 3.3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 3.3%
U.S. Treasury Bills, 4.24%,
4/3/2025 38,325,000 38,315,965
Total Short-Term Investment
(cost $38,315,992)
38,315,965
Repurchase Agreements 5.7%
Bank of America NA
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $6,000,727,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $6,120,000.
(f) 6,000,000 6,000,000
BNP Paribas Securities
Corp.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $51,006,205,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$52,020,001. (f) 51,000,000 51,000,000
BofA Securities, Inc.
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070;
total market value
$1,020,000. (f) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $2,040,521,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$2,081,078. (f) 2,040,273 2,040,273

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 81
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $2,001,688,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$2,040,001. (f) 2,000,000 2,000,000
Pershing LLC
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $5,100,000. (f) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $67,040,273)
67,040,273
Total Investments
(cost $1,220,772,649) — 104.5%
1,228,445,910
Liabilities in excess of other
assets — (4.5)% (53,058,916)
NET ASSETS — 100.0%
$ 1,175,386,994
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $451,638,947 which represents 38.42% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(d) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $137,184,496, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $67,040,273 and by $74,172,624 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$141,212,897.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $67,040,273.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 165 6/2025 USD 34,183,360 92,789
Total long contracts 92,789
Short Contracts
U.S. Treasury 5 Year Note (58) 6/2025 USD (6,273,063) (39,525)
U.S. Treasury 10 Year Note (288) 6/2025 USD (32,031,000) (196,301)
U.S. Treasury 10 Year Ultra Note (128) 6/2025 USD (14,608,000) (31,148)
Total short contracts (266,974)
Net contracts (174,185)
Currency:
USD United States Dollar

82 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 83
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 344,421,831 $ – $ 344,421,831
Collateralized Mortgage Obligations   – 247,392 – 247,392
Commercial Mortgage-Backed Securities – 31,124,438 – 31,124,438
Corporate Bonds – 554,418,467 – 554,418,467
Futures Contracts 92,789 – – 92,789
Mortgage-Backed Securities – 18,450,502 – 18,450,502
Repurchase Agreements – 67,040,273 – 67,040,273
Short-Term Investment – 38,315,965 – 38,315,965
U.S. Treasury Obligations – 174,427,042 – 174,427,042
Total Assets $ 92,789 $ 1,228,445,910 $ – $ 1,228,538,699
Liabilities:
Futures Contracts $ (266,974) $ – $ – $ (266,974)
Total Liabilities $ (266,974) $ – $ – $ (266,974)
Total $ (174,185) $ 1,228,445,910 $ – $ 1,228,271,725
As of March 31, 2025, the Fund held one collateralized mortgage obligation investment that was categorized as a Level 3 investment which was valued at $0.
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2024 $ — $ —
Accrued Accretion/(Amortization) (1) (1)
Realized Gains (Losses) (28) (28)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 29 29
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2025 $ 29 $ 29

84 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2025 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2025, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

NVIT Loomis Short Term Bond Fund - March 31, 2025 (Unaudited) - Statement of Investments - 85
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2025, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty

86 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 92,789
Total $ 92,789
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (266,974)
Total $ (266,974)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 153,437 156,253
Series 2023-1, Class A,
5.80%, 1/15/2036 98,397 99,736
Series 2024-1, Class AA,
5.45%, 2/15/2037 49,565 49,951
Series 2024-1, Class A,
5.88%, 2/15/2037 24,782 24,934
330,874
Automobiles 0.2%
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 1,000,000 1,016,536
GM Financial Consumer
Automobile Receivables
Trust, Series 2024-4, Class
A3, 4.40%, 8/16/2029 750,000 750,964
Honda Auto Receivables
Owner Trust, Series 2024-3,
Class A3, 4.57%, 3/21/2029 500,000 502,086
Nissan Auto Receivables
Owner Trust, Series 2024-B,
Class A3, 4.34%, 3/15/2029 2,000,000 1,999,661
Santander Drive Auto
Receivables Trust
Series 2024-1, Class B,
5.23%, 12/15/2028 210,000 211,077
Series 2023-2, Class C,
5.47%, 12/16/2030 600,000 608,351
5,088,675
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 514,193
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,502,997
WF Card Issuance Trust,
Series 2024-A2, Class A,
4.29%, 10/15/2029 600,000 599,870
2,617,060
Other 0.1%
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 999,908
Total Asset-Backed Securities
(cost $9,002,478)
9,036,517
Commercial Mortgage-Backed Securities 1.5%
Principal
Amount ($) Value ($)
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 527,363
Series 2018-BN12, Class
AS, 4.34%, 5/15/2061(a) 250,000 242,962
Series 2020-BN25, Class C,
3.35%, 1/15/2063(a) 100,000 85,751
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 375,000 365,913
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 256,786
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 977,076
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,849,161
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,300,145
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 101,750
Series 2024-V5, Class C,
6.97%, 1/10/2057(a) 59,000 60,957
BMARK, Series 2023-
V4, Class B, 7.46%,
11/15/2056(a) 200,000 212,605
BMO Mortgage Trust
Series 2024-C9, Class C,
6.38%, 7/15/2057(a) 200,000 203,227
Series 2024-5C6, Class A3,
5.32%, 9/15/2057 190,000 193,044
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 577,755
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,453,633
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,662,016
CSAIL Commercial Mortgage
Trust
Series 2018-CX11, Class
A5, 4.03%, 4/15/2051(a) 1,250,000 1,222,336
Series 2018-CX11, Class B,
4.45%, 4/15/2051(a) 250,000 238,717
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,465,876 2,405,019
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,033,074
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,269,655
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 861,713
Series K115, Class A2,
1.38%, 6/25/2030 960,000 827,888
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,717,175
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,721,151

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 979,939
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,361,105
FNMA ACES REMIC, Series
2018-M14, Class A2,
3.58%, 8/25/2028(a) 1,311,169 1,284,479
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,118,203
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 448,879
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,603,721
Wells Fargo Commercial
Mortgage Trust, Series
2017-C40, Class A4, 3.58%,
10/15/2050 1,500,000 1,457,372
Total Commercial Mortgage-Backed
Securities
(cost $38,169,644) 35,620,570
Corporate Bonds 24.3%
Aerospace & Defense 0.5%
Boeing Co. (The),
2.25%, 6/15/2026 500,000 484,460
5.04%, 5/1/2027 500,000 502,274
6.26%, 5/1/2027(b) 100,000 102,886
3.20%, 3/1/2029(b) 150,000 140,834
6.30%, 5/1/2029 80,000 83,895
2.95%, 2/1/2030(b) 85,000 77,423
5.15%, 5/1/2030(b) 400,000 402,481
6.39%, 5/1/2031 80,000 85,250
3.60%, 5/1/2034(b) 100,000 86,066
6.53%, 5/1/2034 200,000 214,297
3.25%, 2/1/2035(b) 100,000 82,342
5.71%, 5/1/2040 350,000 340,237
3.90%, 5/1/2049 200,000 144,148
3.75%, 2/1/2050(b) 200,000 140,181
5.81%, 5/1/2050(b) 500,000 475,991
6.86%, 5/1/2054 120,000 130,344
5.93%, 5/1/2060 360,000 338,637
7.01%, 5/1/2064 120,000 130,031
GE Capital International
Funding Co. Unlimited Co.,
4.42%, 11/15/2035 200,000 189,587
General Dynamics Corp.,
1.15%, 6/1/2026 45,000 43,439
2.63%, 11/15/2027 300,000 288,127
3.63%, 4/1/2030 200,000 192,237
2.25%, 6/1/2031 30,000 26,234
2.85%, 6/1/2041 50,000 36,108
4.25%, 4/1/2050 200,000 165,968
General Electric Co.,
Series A, 6.75%,
3/15/2032(b) 300,000 334,912
5.88%, 1/14/2038(b) 90,000 95,065
Huntington Ingalls Industries,
Inc.,
3.48%, 12/1/2027(b) 200,000 193,922
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Huntington Ingalls Industries,
Inc.,
5.35%, 1/15/2030(b) 25,000 25,340
5.75%, 1/15/2035(b) 25,000 25,202
L3Harris Technologies, Inc.,
5.40%, 1/15/2027 100,000 101,433
4.40%, 6/15/2028 98,000 97,278
5.05%, 6/1/2029(b) 50,000 50,647
2.90%, 12/15/2029(b) 100,000 92,196
1.80%, 1/15/2031 185,000 156,654
5.25%, 6/1/2031 45,000 45,830
5.40%, 7/31/2033 95,000 96,206
5.35%, 6/1/2034(b) 35,000 35,329
4.85%, 4/27/2035 90,000 86,891
5.50%, 8/15/2054(b) 50,000 48,258
Leidos, Inc.,
2.30%, 2/15/2031 98,000 84,246
Lockheed Martin Corp.,
4.50%, 2/15/2029(b) 45,000 45,154
4.70%, 12/15/2031(b) 30,000 29,930
3.90%, 6/15/2032 50,000 47,258
5.25%, 1/15/2033 25,000 25,644
4.80%, 8/15/2034 50,000 49,254
3.60%, 3/1/2035(b) 110,000 98,224
4.07%, 12/15/2042 393,000 328,926
4.70%, 5/15/2046 250,000 224,023
4.09%, 9/15/2052 300,000 238,573
4.15%, 6/15/2053(b) 100,000 79,976
5.70%, 11/15/2054(b) 25,000 25,396
5.20%, 2/15/2055(b) 40,000 37,889
4.30%, 6/15/2062 100,000 79,132
5.90%, 11/15/2063 130,000 135,032
Northrop Grumman Corp.,
3.25%, 1/15/2028 400,000 387,251
4.60%, 2/1/2029 50,000 50,191
4.70%, 3/15/2033 100,000 98,654
4.90%, 6/1/2034 50,000 49,527
4.75%, 6/1/2043(b) 250,000 225,832
4.03%, 10/15/2047 400,000 319,450
4.95%, 3/15/2053(b) 75,000 67,667
5.20%, 6/1/2054(b) 100,000 93,661
RTX Corp.,
5.75%, 11/8/2026(b) 75,000 76,378
4.13%, 11/16/2028 250,000 246,474
5.75%, 1/15/2029(b) 75,000 78,084
6.00%, 3/15/2031(b) 175,000 185,861
1.90%, 9/1/2031(b) 50,000 41,934
2.38%, 3/15/2032(b) 185,000 157,359
5.15%, 2/27/2033(b) 125,000 126,112
6.10%, 3/15/2034(b) 110,000 117,959
4.70%, 12/15/2041 50,000 45,153
4.50%, 6/1/2042 700,000 615,721
3.75%, 11/1/2046 100,000 76,301
4.63%, 11/16/2048(b) 400,000 343,784
3.03%, 3/15/2052 195,000 123,679
5.38%, 2/27/2053(b) 95,000 90,676
6.40%, 3/15/2054(b) 50,000 54,731
Textron, Inc.,
6.10%, 11/15/2033 100,000 105,315
11,695,051

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics 0.1%
FedEx Corp.,
3.10%, 8/5/2029 100,000 93,657
4.90%, 1/15/2034(c) 100,000 96,406
4.55%, 4/1/2046 400,000 324,730
GXO Logistics, Inc.,
6.25%, 5/6/2029(b) 25,000 25,799
6.50%, 5/6/2034 25,000 25,584
United Parcel Service, Inc.,
3.05%, 11/15/2027(b) 100,000 97,108
4.88%, 3/3/2033(b) 60,000 60,210
5.15%, 5/22/2034(b) 75,000 76,127
6.20%, 1/15/2038 295,000 319,477
3.40%, 9/1/2049(b) 320,000 225,048
5.30%, 4/1/2050 150,000 142,894
5.05%, 3/3/2053(b) 60,000 54,999
5.50%, 5/22/2054(b) 75,000 73,313
5.60%, 5/22/2064 75,000 73,414
1,688,766
Automobile Components 0.0%
†
Aptiv Swiss Holdings Ltd.,
3.25%, 3/1/2032(b) 110,000 95,847
5.40%, 3/15/2049 50,000 43,119
3.10%, 12/1/2051 132,000 77,291
4.15%, 5/1/2052(b) 100,000 70,827
BorgWarner, Inc.,
2.65%, 7/1/2027 55,000 52,706
Lear Corp.,
2.60%, 1/15/2032 50,000 42,178
5.25%, 5/15/2049 150,000 129,291
Magna International, Inc.,
5.05%, 3/14/2029 25,000 25,193
5.50%, 3/21/2033 20,000 20,192
556,644
Automobiles 0.1%
Ford Motor Co.,
3.25%, 2/12/2032 300,000 247,243
6.10%, 8/19/2032(b) 100,000 98,050
4.75%, 1/15/2043 200,000 151,767
5.29%, 12/8/2046 300,000 241,586
General Motors Co.,
4.20%, 10/1/2027 250,000 245,929
6.80%, 10/1/2027 100,000 104,090
5.40%, 10/15/2029(b) 60,000 60,330
5.60%, 10/15/2032(b) 90,000 89,257
6.60%, 4/1/2036(b) 106,000 109,423
5.15%, 4/1/2038(b) 250,000 226,301
6.25%, 10/2/2043 200,000 192,426
5.20%, 4/1/2045 250,000 209,797
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 78,000 75,248
2.97%, 3/10/2032(b) 100,000 88,183
Mercedes-Benz Finance North
America LLC,
8.50%, 1/18/2031(b) 250,000 294,474
Toyota Motor Corp.,
5.12%, 7/13/2028 25,000 25,575
5.12%, 7/13/2033(b) 25,000 25,505
2,485,184
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 4.5%
Banco Bilbao Vizcaya
Argentaria SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(d) 200,000 205,508
Banco Santander SA,
5.29%, 8/18/2027 400,000 405,152
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(d) 200,000 191,460
3.80%, 2/23/2028 600,000 585,830
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(d) 200,000 197,984
5.59%, 8/8/2028(b) 200,000 205,695
5.44%, 7/15/2031 200,000 204,984
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 172,786
6.92%, 8/8/2033 200,000 212,177
6.94%, 11/7/2033(b) 200,000 222,604
Bank of America Corp.,
4.25%, 10/22/2026(b) 435,000 433,619
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(d) 100,000 98,916
(SOFR + 0.96%), 1.73%,
7/22/2027(d) 850,000 819,274
(SOFR + 1.34%), 5.93%,
9/15/2027(d) 125,000 127,439
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 493,665
(SOFR + 1.05%), 2.55%,
2/4/2028(d) 280,000 270,125
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(d) 260,000 258,924
(SOFR + 2.04%), 4.95%,
7/22/2028(d) 250,000 252,008
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(d) 70,000 72,752
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 600,000 581,475
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(d) 225,000 227,281
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(d) 215,000 218,429
(SOFR + 1.06%), 2.09%,
6/14/2029(d) 100,000 92,468
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(d) 500,000 493,932
(SOFR + 1.57%), 5.82%,
9/15/2029(d) 125,000 129,540

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(b)(d) 300,000 291,912
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(d) 200,000 184,376
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(b)(d) 310,000 314,273
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(d) 200,000 179,541
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 538,914
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 400,000 342,270
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(d) 630,000 554,493
(SOFR + 1.22%), 2.30%,
7/21/2032(d) 100,000 85,416
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 241,570
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 350,000 306,877
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(d) 290,000 280,238
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(d) 665,000 662,210
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 580,000 582,620
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(d) 375,000 391,332
(SOFR + 1.65%), 5.47%,
1/23/2035(b)(d) 460,000 466,698
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 150,000 146,870
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 300,000 294,345
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(d) 245,000 249,342
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 180,000 179,656
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 300,000 250,192
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 350,000 315,645
7.75%, 5/14/2038 200,000 237,119
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(b)(d) 100,000 86,478
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 212,795
5.88%, 2/7/2042(b) 250,000 261,387
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 300,000 228,070
5.00%, 1/21/2044 50,000 46,838
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 300,000 254,420
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(b)(d) 300,000 247,329
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 600,000 471,463
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 60,000 37,422
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 32,054
Bank of America NA,
5.53%, 8/18/2026 250,000 254,021
Bank of Montreal,
5.30%, 6/5/2026 40,000 40,363
1.25%, 9/15/2026(b) 300,000 286,615
2.65%, 3/8/2027 100,000 96,830
5.37%, 6/4/2027 75,000 76,372
Series f2f, (SOFR + 0.88%),
4.57%, 9/10/2027(d) 25,000 25,012
Series H, 4.70%,
9/14/2027(b) 150,000 150,834
5.20%, 2/1/2028(b) 150,000 152,745
5.72%, 9/25/2028 100,000 103,598
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 45,000 45,466
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(d) 125,000 124,326
5.51%, 6/4/2031(b) 75,000 77,281
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(d) 99,000 95,641
Bank of Nova Scotia (The),
1.35%, 6/24/2026(b) 300,000 288,907
1.30%, 9/15/2026(b) 200,000 191,154
5.35%, 12/7/2026 50,000 50,688
1.95%, 2/2/2027(b) 50,000 47,982
5.40%, 6/4/2027 25,000 25,507
5.25%, 6/12/2028(b) 40,000 40,913
(SOFR + 1.00%), 4.40%,
9/8/2028(d) 25,000 24,882
(SOFR + 0.89%), 4.93%,
2/14/2029(d) 50,000 50,306
5.45%, 8/1/2029(b) 25,000 25,685
4.85%, 2/1/2030(b) 60,000 60,346
(SOFR + 1.07%), 5.13%,
2/14/2031(d) 50,000 50,456
2.15%, 8/1/2031(b) 300,000 256,122
2.45%, 2/2/2032(b) 50,000 42,864
(SOFR + 1.44%), 4.74%,
11/10/2032(b)(d) 25,000 24,631
5.65%, 2/1/2034(b) 50,000 51,774
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 84,985

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
5.20%, 5/12/2026 500,000 501,599
(SOFR + 2.21%), 5.83%,
5/9/2027(d) 200,000 202,440
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(d) 400,000 384,555
4.34%, 1/10/2028 200,000 198,461
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(d) 200,000 202,976
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 212,457
(SOFR + 0.96%), 5.09%,
2/25/2029(d) 200,000 201,418
+ 1.90%), 4.97%,
5/16/2029(d) 400,000 401,276
+ 3.05%), 5.09%,
6/20/2030(b)(d) 200,000 198,637
(SOFR + 1.56%), 4.94%,
9/10/2030(b)(d) 200,000 199,362
(SOFR + 1.23%), 5.37%,
2/25/2031(d) 200,000 202,214
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(d) 200,000 223,246
(SOFR + 2.98%), 6.22%,
5/9/2034(d) 400,000 416,692
(SOFR + 2.62%), 6.69%,
9/13/2034(d) 200,000 214,439
(SOFR + 1.91%), 5.34%,
9/10/2035(d) 200,000 195,099
(SOFR + 1.59%), 5.79%,
2/25/2036(d) 200,000 201,092
5.25%, 8/17/2045(b) 205,000 193,585
4.95%, 1/10/2047(b) 200,000 180,255
Canadian Imperial Bank of
Commerce,
1.25%, 6/22/2026(b) 200,000 192,561
5.62%, 7/17/2026 25,000 25,352
5.93%, 10/2/2026(b) 50,000 51,006
3.45%, 4/7/2027 80,000 78,458
5.24%, 6/28/2027(b) 50,000 50,744
(SOFR + 0.93%), 4.51%,
9/11/2027(b)(d) 50,000 49,944
(SOFR + 0.72%), 4.86%,
1/13/2028(b)(d) 25,000 25,112
5.00%, 4/28/2028 60,000 60,726
5.99%, 10/3/2028 50,000 52,183
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 50,000 50,179
5.26%, 4/8/2029(b) 75,000 76,385
(SOFR + 1.34%), 4.63%,
9/11/2030(b)(d) 50,000 49,562
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 25,000 25,324
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce,
6.09%, 10/3/2033(b) 50,000 52,888
Citibank NA,
5.44%, 4/30/2026 250,000 252,692
4.93%, 8/6/2026 250,000 251,643
5.49%, 12/4/2026 250,000 254,217
5.80%, 9/29/2028(b) 250,000 260,368
4.84%, 8/6/2029(b) 250,000 252,655
5.57%, 4/30/2034(b) 250,000 256,913
Citigroup, Inc.,
3.40%, 5/1/2026 500,000 494,207
3.20%, 10/21/2026 500,000 490,155
(SOFR + 0.77%), 1.46%,
6/9/2027(d) 285,000 274,536
4.45%, 9/29/2027 500,000 497,645
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(b)(d) 500,000 493,833
(SOFR + 1.28%), 3.07%,
2/24/2028(b)(d) 400,000 388,718
(SOFR + 1.89%), 4.66%,
5/24/2028(d) 70,000 70,089
(SOFR + 0.87%), 4.79%,
3/4/2029(d) 200,000 200,435
(SOFR + 1.36%), 5.17%,
2/13/2030(d) 605,000 612,873
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b)(d) 250,000 242,355
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(d) 200,000 197,303
(SOFR + 1.42%), 2.98%,
11/5/2030(b)(d) 200,000 184,171
(SOFR + 1.15%), 2.67%,
1/29/2031(b)(d) 100,000 90,222
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 300,000 292,329
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 267,157
(SOFR + 1.17%), 2.56%,
5/1/2032(b)(d) 245,000 212,829
6.63%, 6/15/2032 83,000 89,454
(SOFR + 1.35%), 3.06%,
1/25/2033(d) 450,000 394,514
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 265,000 242,397
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(d) 335,000 328,500
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(d) 200,000 212,257
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(d) 445,000 456,112
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.28%),
5.59%, 11/19/2034(b)(d) 150,000 150,508
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 175,000 174,248
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 200,000 201,128

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 145,000 146,385
(SOFR + 1.47%), 5.33%,
3/27/2036(d) 155,000 154,436
8.13%, 7/15/2039 350,000 434,191
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(b)(d) 100,000 95,655
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(d) 300,000 290,136
6.68%, 9/13/2043(b) 150,000 162,266
4.65%, 7/23/2048(b) 200,000 170,396
(SOFR + 1.75%), 5.61%,
3/4/2056(d) 120,000 117,214
Citizens Financial Group, Inc.,
(SOFR + 2.01%), 5.84%,
1/23/2030(b)(d) 96,000 98,607
2.50%, 2/6/2030 170,000 150,986
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 50,000 50,269
(SOFR + 1.91%), 5.72%,
7/23/2032(b)(d) 50,000 50,899
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 100,000 106,406
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(b)(d) 40,000 39,046
Comerica, Inc.,
4.00%, 2/1/2029 250,000 240,230
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(d) 72,000 73,164
Cooperatieve Rabobank UA,
5.25%, 5/24/2041 175,000 172,158
5.25%, 8/4/2045(b) 250,000 238,131
Fifth Third Bancorp,
(SOFR + 1.36%), 4.06%,
4/25/2028(b)(d) 40,000 39,506
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(d) 60,000 62,344
(SOFR + 2.34%), 6.34%,
7/27/2029(b)(d) 106,000 110,809
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(b)(d) 60,000 59,644
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 102,365
(SOFR + 1.66%), 4.34%,
4/25/2033(d) 40,000 37,677
Fifth Third Bank NA,
2.25%, 2/1/2027(b) 295,000 283,869
HSBC Holdings plc,
(SOFR + 1.57%), 5.89%,
8/14/2027(b)(d) 400,000 406,308
(SOFR + 1.06%), 5.60%,
5/17/2028(b)(d) 200,000 203,317
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 199,965
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(d) 215,000 228,499
(SOFR + 1.03%), 4.90%,
3/3/2029(d) 200,000 200,470
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(d) 400,000 414,553
(SOFR + 1.29%), 2.21%,
8/17/2029(b)(d) 200,000 183,264
(SOFR + 1.46%), 5.55%,
3/4/2030(b)(d) 200,000 204,345
4.95%, 3/31/2030(b) 200,000 200,658
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 192,472
(SOFR + 1.29%), 5.29%,
11/19/2030(d) 200,000 202,072
(SOFR + 1.29%), 5.13%,
3/3/2031(b)(d) 200,000 200,618
(SOFR + 1.95%), 2.36%,
8/18/2031(d) 300,000 261,348
(SOFR + 1.52%), 5.73%,
5/17/2032(d) 200,000 205,987
(SOFR + 1.19%), 2.80%,
5/24/2032(d) 220,000 192,431
(SOFR + 1.41%), 2.87%,
11/22/2032(d) 200,000 173,895
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(d) 200,000 190,982
(SOFR + 2.87%), 5.40%,
8/11/2033(b)(d) 300,000 303,278
(SOFR + 4.25%), 8.11%,
11/3/2033(d) 300,000 341,689
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(d) 200,000 211,435
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(d) 200,000 219,874
(SOFR + 1.78%), 5.72%,
3/4/2035(d) 200,000 204,755
(SOFR + 1.56%), 5.45%,
3/3/2036(b)(d) 200,000 199,263
6.50%, 5/2/2036 200,000 207,657
6.50%, 9/15/2037 200,000 206,770
6.80%, 6/1/2038 200,000 213,469
(SOFR + 2.65%), 6.33%,
3/9/2044(d) 200,000 213,093
5.25%, 3/14/2044(b) 250,000 233,464
Huntington Bancshares, Inc.,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 29,798
(SOFR + 1.28%), 5.27%,
1/15/2031(d) 50,000 50,532
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(b)
(d) 100,000 101,065

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 250,000 205,983
Huntington National Bank
(The),
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(d) 250,000 249,662
ING Groep NV,
3.95%, 3/29/2027(b) 300,000 296,538
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(d) 400,000 395,527
4.55%, 10/2/2028(b) 200,000 199,061
(SOFR + 1.44%), 5.34%,
3/19/2030(b)(d) 200,000 203,716
(SOFR + 1.77%), 5.55%,
3/19/2035(d) 200,000 201,581
JPMorgan Chase & Co.,
2.95%, 10/1/2026 1,000,000 980,283
8.00%, 4/29/2027(b) 290,000 310,526
(SOFR + 0.77%), 1.47%,
9/22/2027(d) 200,000 191,301
4.25%, 10/1/2027 500,000 499,795
(SOFR + 1.33%), 6.07%,
10/22/2027(d) 170,000 174,014
(SOFR + 1.19%), 5.04%,
1/23/2028(d) 80,000 80,694
(SOFR + 1.17%), 2.95%,
2/24/2028(d) 85,000 82,573
(SOFR + 0.93%), 5.57%,
4/22/2028(b)(d) 175,000 178,497
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 360,000 358,238
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(d) 500,000 489,980
(SOFR + 0.93%), 4.98%,
7/22/2028(b)(d) 50,000 50,446
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 180,000 181,150
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 110,000 109,889
(SOFR + 0.80%), 4.92%,
1/24/2029(d) 195,000 196,854
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(b)(d) 300,000 294,867
(SOFR + 1.02%), 2.07%,
6/1/2029(b)(d) 400,000 370,349
(SOFR + 1.45%), 5.30%,
7/24/2029(d) 235,000 239,794
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 165,000 172,756
(SOFR + 1.31%), 5.01%,
1/23/2030(b)(d) 175,000 176,943
(SOFR + 1.16%), 5.58%,
4/22/2030(b)(d) 175,000 180,505
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 250,000 240,567
(SOFR + 1.75%), 4.57%,
6/14/2030(b)(d) 200,000 198,862
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 125,000 126,131
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(d) 300,000 275,280
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 200,000 198,679
(SOFR + 0.90%), 5.14%,
1/24/2031(d) 225,000 228,509
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 400,000 358,928
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d) 150,000 136,395
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(d) 75,000 65,897
(SOFR + 1.18%), 2.55%,
11/8/2032(b)(d) 510,000 441,079
(SOFR + 1.26%), 2.96%,
1/25/2033(b)(d) 130,000 114,757
(SOFR + 1.80%), 4.59%,
4/26/2033(d) 35,000 34,100
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 790,000 783,718
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 270,000 277,444
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 525,000 533,533
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 144,990
(SOFR + 1.62%), 5.34%,
1/23/2035(b)(d) 245,000 247,609
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 350,000 363,757
(SOFR + 1.46%), 5.29%,
7/22/2035(b)(d) 275,000 276,099
(SOFR + 1.34%), 4.95%,
10/22/2035(d) 125,000 122,327
(SOFR + 1.32%), 5.50%,
1/24/2036(b)(d) 265,000 270,708
6.40%, 5/15/2038 250,000 275,530
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(d) 350,000 304,503
5.60%, 7/15/2041 400,000 408,270
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 300,000 207,480
4.85%, 2/1/2044(b) 500,000 461,788
(SOFR + 1.55%), 5.53%,
11/29/2045(d) 150,000 148,511
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(b)(d) 550,000 457,208

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 250,000 197,258
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(d) 600,000 399,486
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 200,000 138,929
KeyBank NA,
5.85%, 11/15/2027(b) 250,000 256,832
6.95%, 2/1/2028 225,000 236,937
KeyCorp,
2.25%, 4/6/2027 50,000 47,671
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(d) 105,000 100,687
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 84,513
Korea Development Bank
(The),
4.38%, 2/15/2033 200,000 194,938
5.63%, 10/23/2033 200,000 212,050
Kreditanstalt fuer
Wiederaufbau,
2.88%, 4/3/2028(b) 1,000,000 969,677
3.88%, 6/15/2028(b) 1,200,000 1,197,065
4.63%, 3/18/2030(b) 80,000 82,072
4.13%, 7/15/2033(b) 400,000 396,001
4.38%, 2/28/2034 1,000,000 1,005,918
0.00%, 6/29/2037(e) 750,000 436,556
Landwirtschaftliche
Rentenbank,
1.75%, 7/27/2026 1,000,000 970,475
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(d) 200,000 203,283
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(b)(d) 200,000 202,555
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(d) 200,000 196,541
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(d) 300,000 309,387
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(b)(d) 200,000 227,666
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 202,293
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.59%, 11/26/2035(d) 200,000 200,797
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(d) 300,000 214,226
M&T Bank Corp.,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 39,713
(SOFR + 1.85%), 5.05%,
1/27/2034(d) 88,000 85,040
Manufacturers & Traders Trust
Co.,
4.70%, 1/27/2028 250,000 250,369
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(d) 200,000 192,429
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(d) 200,000 191,342
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(b)(d) 200,000 192,370
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(d) 300,000 302,849
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(b)(d) 200,000 203,753
3.74%, 3/7/2029(b) 600,000 582,437
3.20%, 7/18/2029(b) 500,000 471,574
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(b)(d) 300,000 256,870
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(d) 200,000 175,058
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(d) 300,000 300,641
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(d) 200,000 204,073

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(b)(d) 200,000 202,360
3.75%, 7/18/2039(b) 200,000 170,344
Mizuho Financial Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.23%, 5/22/2027(d) 200,000 192,485
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(d) 200,000 192,563
3.17%, 9/11/2027(b) 250,000 243,018
4.02%, 3/5/2028(b) 300,000 296,232
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(d) 200,000 206,449
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(d) 400,000 349,601
2.56%, 9/13/2031(b) 200,000 171,610
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(d) 200,000 206,457
Morgan Stanley Bank NA,
5.88%, 10/30/2026 250,000 255,528
(SOFR + 0.68%), 4.45%,
10/15/2027(d) 250,000 249,686
(SOFR + 0.87%), 5.50%,
5/26/2028(b)(d) 250,000 254,614
(SOFR + 0.91%), 5.02%,
1/12/2029(b)(d) 250,000 253,001
National Australia Bank Ltd.,
2.50%, 7/12/2026(b) 350,000 342,511
3.91%, 6/9/2027 250,000 248,048
4.79%, 1/10/2029(b) 250,000 253,410
NatWest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(d) 200,000 192,959
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(d) 200,000 193,515
+ 1.75%), 4.89%,
5/18/2029(d) 400,000 400,747
+ 1.91%), 5.08%,
1/27/2030(b)(d) 200,000 201,242
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(d) 200,000 203,995
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Oesterreichische Kontrollbank
AG,
4.13%, 1/18/2029 860,000 861,832
4.50%, 1/24/2030 65,000 66,155
PNC Financial Services
Group, Inc. (The),
1.15%, 8/13/2026 100,000 95,709
(SOFR + 0.80%), 5.10%,
7/23/2027(d) 100,000 100,567
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(d) 75,000 77,291
(SOFR + 1.34%), 5.30%,
1/21/2028(b)(d) 25,000 25,343
(SOFR + 1.62%), 5.35%,
12/2/2028(d) 135,000 137,743
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(d) 362,000 372,232
2.55%, 1/22/2030(b) 500,000 452,824
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 100,000 102,672
(SOFR + 1.07%), 5.22%,
1/29/2031(b)(d) 90,000 91,577
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(d) 200,000 172,212
(SOFR + 1.26%), 4.81%,
10/21/2032(b)(d) 75,000 74,194
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(d) 300,000 314,958
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 123,746
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 100,000 104,108
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 185,000 204,544
(SOFR + 1.90%), 5.68%,
1/22/2035(d) 200,000 204,709
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 50,165
(SOFR + 1.39%), 5.58%,
1/29/2036(b)(d) 175,000 178,110
Regions Financial Corp.,
1.80%, 8/12/2028(b) 200,000 181,890
(SOFR + 1.49%), 5.72%,
6/6/2030(d) 50,000 51,203
(SOFR + 2.06%), 5.50%,
9/6/2035(b)(d) 86,000 84,893
Royal Bank of Canada,
1.20%, 4/27/2026 100,000 96,715
1.15%, 7/14/2026 200,000 192,307
5.20%, 7/20/2026 75,000 75,746
1.40%, 11/2/2026(b) 300,000 286,777
4.88%, 1/19/2027 50,000 50,449
2.05%, 1/21/2027(b) 200,000 192,365
3.63%, 5/4/2027(b) 40,000 39,429
(SOFR + 0.79%), 5.07%,
7/23/2027(d) 75,000 75,453
4.24%, 8/3/2027 90,000 89,737

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(d) 50,000 49,977
6.00%, 11/1/2027(b) 146,000 151,580
4.90%, 1/12/2028(b) 100,000 101,167
(United States SOFR
Compounded Index
+ 0.81%), 4.71%,
3/27/2028(d) 100,000 100,269
5.20%, 8/1/2028(b) 75,000 76,448
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 50,000 49,871
(SOFR + 0.83%), 4.97%,
1/24/2029(b)(d) 125,000 125,942
4.95%, 2/1/2029 50,000 50,657
(SOFR + 1.10%), 4.97%,
8/2/2030(b)(d) 75,000 75,542
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(d) 125,000 124,042
(SOFR + 1.03%), 5.15%,
2/4/2031(d) 125,000 126,514
(United States SOFR
Compounded Index +
1.13%), 4.97%, 5/2/2031(d) 100,000 100,485
2.30%, 11/3/2031(b) 200,000 171,650
3.88%, 5/4/2032 40,000 37,521
5.00%, 2/1/2033(b) 100,000 99,757
5.00%, 5/2/2033 80,000 79,729
5.15%, 2/1/2034(b) 150,000 151,138
Santander Holdings USA, Inc.,
3.24%, 10/5/2026(b) 300,000 293,105
4.40%, 7/13/2027 78,000 77,386
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(d) 125,000 119,806
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 60,000 62,134
(SOFR + 1.61%), 5.47%,
3/20/2029(d) 50,000 50,281
(SOFR + 2.70%), 6.57%,
6/12/2029(d) 24,000 24,878
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 40,000 41,107
(SOFR + 1.88%), 5.74%,
3/20/2031(d) 50,000 50,367
(SOFR + 3.28%), 7.66%,
11/9/2031(d) 50,000 55,082
(SOFR + 2.14%), 6.34%,
5/31/2035(d) 35,000 35,809
Santander UK Group Holdings
plc,
(SOFR + 1.22%), 2.47%,
1/11/2028(d) 200,000 192,201
(SOFR + 2.60%), 6.53%,
1/10/2029(d) 200,000 207,939
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
2.63%, 7/14/2026(b) 400,000 390,946
1.40%, 9/17/2026 200,000 191,447
3.36%, 7/12/2027(b) 300,000 293,737
5.72%, 9/14/2028(b) 200,000 207,161
1.90%, 9/17/2028(b) 200,000 183,002
3.04%, 7/16/2029(b) 400,000 374,093
5.71%, 1/13/2030(b) 500,000 519,774
2.75%, 1/15/2030(b) 200,000 182,641
5.81%, 9/14/2033 200,000 210,004
5.56%, 7/9/2034(b) 200,000 205,183
2.93%, 9/17/2041(b) 300,000 220,271
Toronto-Dominion Bank (The),
1.20%, 6/3/2026(b) 200,000 192,719
5.53%, 7/17/2026(b) 75,000 75,990
1.25%, 9/10/2026(b) 100,000 95,633
5.26%, 12/11/2026 35,000 35,473
4.57%, 12/17/2026 50,000 50,072
1.95%, 1/12/2027 100,000 95,704
2.80%, 3/10/2027 100,000 96,912
4.98%, 4/5/2027(b) 75,000 75,790
4.11%, 6/8/2027(b) 100,000 99,317
4.69%, 9/15/2027(b) 90,000 90,587
4.86%, 1/31/2028(b) 50,000 50,556
5.52%, 7/17/2028(b) 75,000 77,111
4.99%, 4/5/2029(b) 75,000 75,941
4.78%, 12/17/2029 50,000 50,053
2.00%, 9/10/2031 100,000 85,431
2.45%, 1/12/2032(b) 100,000 85,292
5.30%, 1/30/2032 50,000 50,850
3.20%, 3/10/2032(b) 100,000 89,223
4.46%, 6/8/2032(b) 355,000 342,740
Truist Bank,
2.25%, 3/11/2030 300,000 263,025
Truist Financial Corp.,
(SOFR + 2.05%), 6.05%,
6/8/2027(d) 55,000 55,916
1.13%, 8/3/2027(b) 300,000 278,175
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(d) 65,000 64,569
(SOFR + 1.44%), 4.87%,
1/26/2029(d) 80,000 80,464
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(d) 300,000 274,846
(SOFR + 2.45%), 7.16%,
10/30/2029(b)(d) 30,000 32,303
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(d) 25,000 25,515
(SOFR + 1.57%), 5.15%,
8/5/2032(b)(d) 75,000 75,127
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 90,000 85,905
(SOFR + 2.30%), 6.12%,
10/28/2033(d) 100,000 105,169
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 29,461
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 245,000 252,055
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 163,362

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
Series X, 3.15%, 4/27/2027 300,000 293,101
(SOFR + 1.88%), 6.79%,
10/26/2027(b)(d) 25,000 25,830
(SOFR + 0.73%), 2.22%,
1/27/2028(b)(d) 100,000 95,980
3.90%, 4/26/2028(b) 500,000 492,582
(SOFR + 1.66%), 4.55%,
7/22/2028(d) 105,000 105,015
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(d) 100,000 100,061
(SOFR + 2.02%), 5.78%,
6/12/2029(d) 40,000 41,254
(SOFR + 1.56%), 5.38%,
1/23/2030(b)(d) 200,000 204,052
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 116,365
(SOFR + 1.06%), 5.05%,
2/12/2031(b)(d) 50,000 50,409
(SOFR + 1.02%), 2.68%,
1/27/2033(d) 100,000 85,916
(SOFR + 2.11%), 4.97%,
7/22/2033(d) 115,000 110,751
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(d) 200,000 207,270
(SOFR + 1.60%), 4.84%,
2/1/2034(d) 100,000 97,171
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 300,000 309,573
(SOFR + 1.86%), 5.68%,
1/23/2035(b)(d) 200,000 204,460
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 50,000 50,300
Wells Fargo & Co.,
3.00%, 10/23/2026(b) 200,000 195,578
4.30%, 7/22/2027(b) 200,000 199,172
Series W, (SOFR + 0.78%),
4.90%, 1/24/2028(b)(d) 175,000 175,987
(SOFR + 1.51%), 3.53%,
3/24/2028(b)(d) 200,000 195,973
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 173,716
(SOFR + 2.10%), 2.39%,
6/2/2028(b)(d) 700,000 668,089
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 125,000 125,401
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 210,000 215,710
(SOFR + 1.79%), 6.30%,
10/23/2029(d) 185,000 194,536
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(d) 140,000 142,346
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(d) 500,000 460,817
(SOFR + 1.11%), 5.24%,
1/24/2031(b)(d) 245,000 249,107
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(d) 300,000 270,383
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(d) 250,000 245,729
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(d) 200,000 179,444
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(d) 175,000 172,482
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 940,000 946,490
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 415,000 422,295
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 215,000 231,939
(SOFR + 1.78%), 5.50%,
1/23/2035(d) 360,000 364,897
(SOFR + 1.38%), 5.21%,
12/3/2035(b)(d) 200,000 198,620
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 450,000 335,361
5.38%, 11/2/2043 250,000 234,558
4.65%, 11/4/2044 300,000 254,574
4.90%, 11/17/2045 300,000 260,038
4.40%, 6/14/2046 200,000 161,446
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 500,000 450,047
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 300,000 254,554
Wells Fargo Bank NA,
5.45%, 8/7/2026 500,000 506,880
5.25%, 12/11/2026 250,000 253,549
Westpac Banking Corp.,
5.20%, 4/16/2026(b) 75,000 75,710
1.15%, 6/3/2026 200,000 192,892
4.60%, 10/20/2026 40,000 40,237
5.46%, 11/18/2027(b) 200,000 205,992
3.40%, 1/25/2028 300,000 293,315
5.54%, 11/17/2028(b) 75,000 77,948
1.95%, 11/20/2028 200,000 183,906
5.05%, 4/16/2029(b) 75,000 76,811
2.65%, 1/16/2030(b) 120,000 110,655
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(d) 300,000 297,446
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(d) 500,000 477,741
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 85,000 73,355
2.96%, 11/16/2040 100,000 73,910
3.13%, 11/18/2041 65,000 47,253
103,668,753
Beverages 0.5%
Anheuser-Busch Cos. LLC,
4.70%, 2/1/2036(b) 510,000 491,805

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch Cos. LLC,
4.90%, 2/1/2046 770,000 710,005
Anheuser-Busch InBev
Finance, Inc.,
4.63%, 2/1/2044 150,000 134,925
4.90%, 2/1/2046 200,000 183,282
Anheuser-Busch InBev
Worldwide, Inc.,
4.00%, 4/13/2028(b) 250,000 248,431
4.75%, 1/23/2029 700,000 707,020
3.50%, 6/1/2030(b) 400,000 381,145
5.00%, 6/15/2034(b) 50,000 50,319
4.44%, 10/6/2048 331,000 282,754
5.55%, 1/23/2049 350,000 350,443
4.50%, 6/1/2050(b) 100,000 88,293
4.75%, 4/15/2058 150,000 132,699
5.80%, 1/23/2059(b) 150,000 155,078
Brown-Forman Corp.,
4.75%, 4/15/2033(b) 40,000 39,499
Coca-Cola Co. (The),
2.90%, 5/25/2027(b) 500,000 488,243
3.45%, 3/25/2030(b) 200,000 192,098
2.00%, 3/5/2031 95,000 83,057
2.25%, 1/5/2032(b) 300,000 261,756
5.00%, 5/13/2034 75,000 76,509
4.65%, 8/14/2034(b) 50,000 49,725
2.88%, 5/5/2041(b) 300,000 222,810
2.60%, 6/1/2050 400,000 246,361
3.00%, 3/5/2051(b) 135,000 90,022
2.50%, 3/15/2051 156,000 93,252
5.30%, 5/13/2054(b) 75,000 73,432
5.20%, 1/14/2055(b) 50,000 48,180
5.40%, 5/13/2064(b) 150,000 146,594
Coca-Cola Consolidated, Inc.,
5.25%, 6/1/2029 50,000 51,101
5.45%, 6/1/2034 50,000 51,236
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/2030 150,000 137,717
Constellation Brands, Inc.,
3.50%, 5/9/2027 500,000 489,135
4.80%, 1/15/2029(b) 25,000 25,060
2.88%, 5/1/2030 100,000 90,715
2.25%, 8/1/2031 405,000 343,174
4.90%, 5/1/2033 60,000 58,537
Diageo Capital plc,
2.38%, 10/24/2029(b) 210,000 192,163
2.00%, 4/29/2030(b) 200,000 176,565
Diageo Investment Corp.,
7.45%, 4/15/2035(b) 250,000 296,806
Fomento Economico
Mexicano SAB de CV,
3.50%, 1/16/2050(b) 150,000 111,054
Keurig Dr Pepper, Inc.,
5.10%, 3/15/2027 25,000 25,279
4.60%, 5/25/2028 104,000 104,096
5.05%, 3/15/2029 25,000 25,330
3.95%, 4/15/2029 50,000 48,638
Series 10, 5.20%, 3/15/2031 25,000 25,485
4.05%, 4/15/2032(b) 50,000 47,543
5.30%, 3/15/2034(b) 100,000 101,870
4.50%, 4/15/2052(b) 250,000 208,509
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Molson Coors Beverage Co.,
3.00%, 7/15/2026(b) 190,000 186,378
5.00%, 5/1/2042(b) 150,000 137,980
4.20%, 7/15/2046(b) 150,000 120,877
Pepsico Singapore Financing I
Pte. Ltd.,
4.65%, 2/16/2027 25,000 25,180
4.55%, 2/16/2029 25,000 25,153
4.70%, 2/16/2034 25,000 24,571
PepsiCo, Inc.,
2.38%, 10/6/2026(b) 84,000 81,837
5.13%, 11/10/2026 50,000 50,688
4.40%, 2/7/2027 25,000 25,132
3.00%, 10/15/2027(b) 300,000 291,639
4.45%, 2/7/2028(b) 25,000 25,161
3.60%, 2/18/2028 25,000 24,647
4.45%, 5/15/2028 60,000 60,461
4.50%, 7/17/2029(b) 50,000 50,469
4.60%, 2/7/2030(b) 25,000 25,228
2.75%, 3/19/2030(b) 700,000 647,262
1.63%, 5/1/2030(b) 130,000 113,529
1.40%, 2/25/2031(b) 200,000 167,991
1.95%, 10/21/2031(b) 100,000 85,229
3.90%, 7/18/2032(b) 35,000 33,391
4.45%, 2/15/2033 60,000 60,008
4.80%, 7/17/2034(b) 50,000 49,929
5.00%, 2/7/2035 125,000 126,131
2.63%, 10/21/2041 50,000 35,303
4.45%, 4/14/2046 300,000 263,899
2.88%, 10/15/2049 150,000 98,938
3.63%, 3/19/2050 200,000 150,779
2.75%, 10/21/2051 50,000 31,432
4.20%, 7/18/2052 25,000 20,690
4.65%, 2/15/2053 60,000 53,040
5.25%, 7/17/2054(b) 50,000 48,843
11,779,545
Biotechnology 0.4%
AbbVie, Inc.,
3.20%, 5/14/2026 120,000 118,478
2.95%, 11/21/2026(b) 350,000 342,605
4.80%, 3/15/2027 175,000 176,740
4.65%, 3/15/2028 100,000 100,811
4.80%, 3/15/2029 175,000 177,222
3.20%, 11/21/2029 550,000 519,548
4.88%, 3/15/2030(b) 100,000 101,441
4.95%, 3/15/2031(b) 95,000 96,517
5.05%, 3/15/2034(b) 275,000 276,949
4.55%, 3/15/2035(b) 195,000 188,252
5.20%, 3/15/2035(b) 65,000 66,035
4.50%, 5/14/2035(b) 200,000 191,945
4.05%, 11/21/2039 380,000 333,241
4.40%, 11/6/2042 375,000 331,088
5.35%, 3/15/2044 55,000 54,391
4.75%, 3/15/2045 168,000 153,026
4.70%, 5/14/2045 282,000 254,683
4.88%, 11/14/2048 150,000 137,492
4.25%, 11/21/2049 475,000 393,525
5.40%, 3/15/2054(b) 240,000 235,726
5.60%, 3/15/2055(b) 40,000 40,482
5.50%, 3/15/2064 45,000 44,274

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.15%, 3/2/2028 290,000 295,215
1.65%, 8/15/2028(b) 200,000 182,780
4.05%, 8/18/2029 120,000 117,334
2.45%, 2/21/2030 100,000 90,262
5.25%, 3/2/2030(b) 200,000 204,563
2.00%, 1/15/2032(b) 200,000 167,117
3.35%, 2/22/2032(b) 55,000 50,168
4.20%, 3/1/2033(b) 120,000 113,747
5.25%, 3/2/2033 315,000 319,549
3.15%, 2/21/2040 200,000 152,833
2.80%, 8/15/2041 200,000 143,434
5.60%, 3/2/2043 290,000 287,456
4.40%, 5/1/2045(b) 150,000 126,874
4.56%, 6/15/2048 174,000 146,532
3.38%, 2/21/2050 180,000 125,992
4.66%, 6/15/2051 318,000 271,701
3.00%, 1/15/2052(b) 200,000 129,071
4.20%, 2/22/2052 25,000 19,658
4.88%, 3/1/2053(b) 55,000 48,027
5.65%, 3/2/2053(b) 405,000 397,276
4.40%, 2/22/2062 165,000 129,699
5.75%, 3/2/2063 180,000 175,411
Biogen, Inc.,
2.25%, 5/1/2030(b) 200,000 176,397
3.15%, 5/1/2050(b) 230,000 144,478
3.25%, 2/15/2051(b) 130,000 83,292
Gilead Sciences, Inc.,
1.20%, 10/1/2027 60,000 55,617
4.80%, 11/15/2029 45,000 45,453
1.65%, 10/1/2030 115,000 98,352
5.25%, 10/15/2033(b) 150,000 153,517
5.10%, 6/15/2035(b) 50,000 50,197
4.00%, 9/1/2036(b) 200,000 180,246
5.65%, 12/1/2041 200,000 202,723
4.80%, 4/1/2044 150,000 136,885
4.75%, 3/1/2046 200,000 179,903
4.15%, 3/1/2047 400,000 328,843
2.80%, 10/1/2050 95,000 59,615
5.55%, 10/15/2053(b) 45,000 44,787
5.50%, 11/15/2054(b) 50,000 49,479
5.60%, 11/15/2064 50,000 49,427
Regeneron Pharmaceuticals,
Inc.,
1.75%, 9/15/2030(b) 88,000 75,039
2.80%, 9/15/2050 65,000 38,438
10,181,858
Broadline Retail 0.3%
Alibaba Group Holding Ltd.,
3.40%, 12/6/2027(b) 500,000 486,831
4.00%, 12/6/2037 200,000 176,645
4.20%, 12/6/2047(b) 500,000 407,108
Amazon.com, Inc.,
1.00%, 5/12/2026 250,000 241,644
3.30%, 4/13/2027(b) 195,000 191,725
3.15%, 8/22/2027 250,000 244,468
4.55%, 12/1/2027(b) 400,000 404,221
1.65%, 5/12/2028(b) 200,000 185,517
3.45%, 4/13/2029(b) 180,000 175,576
4.65%, 12/1/2029(b) 130,000 132,502
1.50%, 6/3/2030(b) 200,000 173,714
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
2.10%, 5/12/2031(b) 300,000 261,503
3.60%, 4/13/2032 270,000 254,427
4.70%, 12/1/2032(b) 130,000 131,119
4.80%, 12/5/2034 100,000 101,005
3.88%, 8/22/2037 200,000 179,805
2.88%, 5/12/2041 200,000 149,397
4.05%, 8/22/2047 400,000 332,693
2.50%, 6/3/2050 250,000 151,233
3.10%, 5/12/2051 300,000 203,779
3.95%, 4/13/2052(b) 190,000 151,411
4.25%, 8/22/2057(b) 250,000 205,801
2.70%, 6/3/2060 100,000 58,130
3.25%, 5/12/2061 200,000 132,021
eBay, Inc.,
1.40%, 5/10/2026 40,000 38,670
3.60%, 6/5/2027(b) 500,000 490,611
2.70%, 3/11/2030(b) 88,000 80,123
2.60%, 5/10/2031 75,000 66,026
3.65%, 5/10/2051(b) 100,000 72,174
JD.com, Inc.,
3.38%, 1/14/2030 200,000 189,259
6,069,138
Building Products 0.1%
Allegion plc,
3.50%, 10/1/2029 250,000 237,328
Carlisle Cos., Inc.,
2.75%, 3/1/2030 74,000 67,162
2.20%, 3/1/2032(b) 100,000 83,264
Carrier Global Corp.,
2.49%, 2/15/2027(b) 31,000 29,938
2.72%, 2/15/2030(b) 50,000 45,730
3.38%, 4/5/2040 300,000 235,968
3.58%, 4/5/2050 235,000 171,136
Fortune Brands Innovations,
Inc.,
3.25%, 9/15/2029 50,000 46,791
4.00%, 3/25/2032 100,000 92,954
5.88%, 6/1/2033 32,000 33,242
4.50%, 3/25/2052(b) 30,000 24,040
Johnson Controls International
plc,
5.50%, 4/19/2029(b) 50,000 51,522
1.75%, 9/15/2030(b) 100,000 86,170
2.00%, 9/16/2031 100,000 84,152
4.90%, 12/1/2032 65,000 64,385
4.63%, 7/2/2044(f) 100,000 87,638
4.50%, 2/15/2047 100,000 84,375
Masco Corp.,
2.00%, 2/15/2031(b) 250,000 212,429
3.13%, 2/15/2051 60,000 38,100
Owens Corning,
5.70%, 6/15/2034 35,000 35,971
4.30%, 7/15/2047 200,000 161,035
Trane Technologies Financing
Ltd.,
4.50%, 3/21/2049 250,000 213,585
2,186,915

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.7%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028(b) 25,000 26,004
4.50%, 5/13/2032(b) 50,000 48,838
5.15%, 5/15/2033 45,000 45,391
5.20%, 4/15/2035 50,000 49,883
Apollo Debt Solutions BDC,
Series WI*, 6.90%,
4/13/2029(b) 75,000 77,818
Series WI*, 6.70%,
7/29/2031 50,000 51,588
6.55%, 3/15/2032(c) 50,000 50,662
Ares Capital Corp.,
2.15%, 7/15/2026 96,000 92,590
2.88%, 6/15/2027 100,000 95,639
2.88%, 6/15/2028 250,000 232,691
5.88%, 3/1/2029(b) 35,000 35,533
3.20%, 11/15/2031(b) 150,000 129,764
5.80%, 3/8/2032(b) 50,000 49,700
Ares Management Corp.,
5.60%, 10/11/2054 25,000 23,233
Ares Strategic Income Fund,
5.60%, 2/15/2030(c) 60,000 59,138
6.20%, 3/21/2032(c) 125,000 124,292
Bain Capital Specialty
Finance, Inc.,
2.55%, 10/13/2026 50,000 47,895
Bank of New York Mellon
Corp. (The),
1.05%, 10/15/2026 100,000 95,195
2.05%, 1/26/2027 200,000 192,418
(SOFR + 1.03%), 4.95%,
4/26/2027(b)(d) 80,000 80,415
(SOFR + 1.15%), 3.99%,
6/13/2028(d) 40,000 39,675
(SOFR + 0.84%), 4.89%,
7/21/2028(d) 75,000 75,708
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 25,821
Series J, 1.90%, 1/25/2029 200,000 182,814
(SOFR + 1.17%), 4.54%,
2/1/2029(d) 100,000 100,180
3.85%, 4/26/2029 90,000 88,284
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(d) 75,000 79,345
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(d) 125,000 126,791
(SOFR + 0.89%), 4.94%,
2/11/2031(b)(d) 50,000 50,444
1.80%, 7/28/2031 100,000 85,024
2.50%, 1/26/2032(b) 100,000 86,874
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 75,000 75,788
(SOFR + 1.42%), 4.29%,
6/13/2033(d) 40,000 38,300
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(d) 180,000 189,313
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 100,000 97,872
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(b)(d) 80,000 79,287
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(d) 75,000 81,922
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 125,000 125,835
(SOFR + 1.25%), 5.23%,
11/20/2035(d) 50,000 50,673
(SOFR + 1.77%), 5.61%,
7/21/2039(d) 25,000 25,287
BGC Group, Inc.,
6.60%, 6/10/2029 25,000 25,685
6.15%, 4/2/2030(c) 25,000 24,893
Blackstone Private Credit
Fund,
3.25%, 3/15/2027 200,000 192,705
7.30%, 11/27/2028 25,000 26,442
4.00%, 1/15/2029 200,000 189,891
5.95%, 7/16/2029 25,000 25,270
5.60%, 11/22/2029(c) 50,000 49,580
6.25%, 1/25/2031 25,000 25,417
6.00%, 1/29/2032(b) 100,000 99,143
6.00%, 11/22/2034(b)(c) 50,000 48,101
Blackstone Reg Finance Co.
LLC,
5.00%, 12/6/2034 25,000 24,647
Blackstone Secured Lending
Fund,
5.88%, 11/15/2027 25,000 25,412
2.85%, 9/30/2028 200,000 183,248
5.30%, 6/30/2030 25,000 24,558
Blue Owl Capital Corp.,
3.40%, 7/15/2026 94,000 91,816
3.13%, 4/13/2027 50,000 47,627
2.88%, 6/11/2028 230,000 211,084
Blue Owl Credit Income Corp.,
6.60%, 9/15/2029(b)(c) 150,000 152,423
5.80%, 3/15/2030(b)(c) 100,000 98,058
6.65%, 3/15/2031(b) 100,000 101,989
Blue Owl Finance LLC,
6.25%, 4/18/2034 150,000 153,623
Brookfield Finance I UK plc,
2.34%, 1/30/2032 50,000 42,079
Brookfield Finance LLC,
3.45%, 4/15/2050 200,000 135,650
Brookfield Finance, Inc.,
4.25%, 6/2/2026 40,000 39,849
3.90%, 1/25/2028(b) 40,000 39,288
4.85%, 3/29/2029(b) 300,000 300,960
6.35%, 1/5/2034(b) 50,000 53,254
5.68%, 1/15/2035(b) 50,000 51,148
3.50%, 3/30/2051 35,000 24,102
3.63%, 2/15/2052 15,000 10,488
5.97%, 3/4/2054(b) 125,000 125,738
5.81%, 3/3/2055(b) 25,000 24,388
Cboe Global Markets, Inc.,
1.63%, 12/15/2030 300,000 255,221

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The),
1.15%, 5/13/2026 400,000 386,187
2.45%, 3/3/2027 40,000 38,592
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 300,000 309,669
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(d) 75,000 79,111
1.65%, 3/11/2031 200,000 168,590
2.30%, 5/13/2031 300,000 261,761
1.95%, 12/1/2031 100,000 83,698
2.90%, 3/3/2032 100,000 87,876
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 220,000 234,153
CI Financial Corp.,
4.10%, 6/15/2051 30,000 21,504
CME Group, Inc.,
4.40%, 3/15/2030 25,000 24,960
2.65%, 3/15/2032 50,000 43,993
5.30%, 9/15/2043(b) 80,000 80,003
Credit Suisse USA LLC,
7.13%, 7/15/2032 55,000 61,995
Deutsche Bank AG,
(SOFR + 1.22%), 2.31%,
11/16/2027(d) 170,000 163,356
(SOFR + 1.32%), 2.55%,
1/7/2028(b)(d) 200,000 192,360
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(d) 300,000 313,965
(SOFR + 1.70%), 5.00%,
9/11/2030(b)(d) 150,000 149,286
(SOFR + 3.04%), 3.55%,
9/18/2031(b)(d) 350,000 321,818
(SOFR + 1.72%), 3.04%,
5/28/2032(d) 150,000 131,280
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(d) 200,000 210,692
(SOFR + 2.05%), 5.40%,
9/11/2035(b)(d) 150,000 146,242
FactSet Research Systems,
Inc.,
2.90%, 3/1/2027 30,000 29,056
3.45%, 3/1/2032(b) 25,000 22,510
FS KKR Capital Corp.,
2.63%, 1/15/2027 100,000 95,447
3.25%, 7/15/2027(b) 50,000 47,858
3.13%, 10/12/2028 150,000 136,485
6.13%, 1/15/2030 25,000 24,868
Goldman Sachs Bank USA,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 125,000 126,184
Goldman Sachs Group, Inc.
(The),
3.85%, 1/26/2027(b) 800,000 792,273
(SOFR + 1.51%), 4.39%,
6/15/2027(b)(d) 65,000 64,895
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 500,000 478,363
(SOFR + 0.91%), 1.95%,
10/21/2027(b)(d) 240,000 230,206
(SOFR + 1.11%), 2.64%,
2/24/2028(b)(d) 95,000 91,696
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.85%), 3.62%,
3/15/2028(d) 75,000 73,608
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 199,515
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(b)(d) 700,000 690,343
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 132,039
2.60%, 2/7/2030(b) 200,000 181,251
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 150,000 154,739
(SOFR + 1.21%), 5.05%,
7/23/2030(b)(d) 225,000 226,865
(SOFR + 1.14%), 4.69%,
10/23/2030(b)(d) 110,000 109,324
(SOFR + 1.08%), 5.21%,
1/28/2031(b)(d) 200,000 202,721
(SOFR + 1.28%), 2.62%,
4/22/2032(d) 390,000 340,526
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 280,000 239,818
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 165,000 142,603
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(d) 695,000 612,538
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(d) 200,000 218,284
(SOFR + 1.55%), 5.85%,
4/25/2035(b)(d) 235,000 242,870
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 150,000 149,252
(SOFR + 1.42%), 5.02%,
10/23/2035(b)(d) 275,000 267,397
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 300,000 304,188
6.45%, 5/1/2036 150,000 158,665
6.75%, 10/1/2037 500,000 540,688
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 200,000 171,757
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 200,000 177,950
6.25%, 2/1/2041 350,000 369,107
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 200,000 147,480
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 300,000 211,907
(SOFR + 1.63%), 3.44%,
2/24/2043(d) 185,000 140,009
4.80%, 7/8/2044 300,000 267,573
(SOFR + 1.58%), 5.56%,
11/19/2045(d) 200,000 194,881
(SOFR + 1.70%), 5.73%,
1/28/2056(d) 180,000 179,280
Golub Capital BDC, Inc.,
2.05%, 2/15/2027 100,000 94,214

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.00%, 9/15/2027 180,000 178,375
4.35%, 6/15/2029(b) 150,000 148,770
2.10%, 6/15/2030(b) 165,000 145,353
5.25%, 6/15/2031 50,000 51,235
1.85%, 9/15/2032(b) 500,000 406,408
4.60%, 3/15/2033 110,000 107,484
4.25%, 9/21/2048 100,000 82,519
3.00%, 6/15/2050 75,000 48,740
4.95%, 6/15/2052(b) 120,000 108,204
3.00%, 9/15/2060 120,000 72,168
5.20%, 6/15/2062 110,000 101,501
Janus Henderson US
Holdings, Inc.,
Series WI*, 5.45%,
9/10/2034 25,000 24,168
Jefferies Financial Group, Inc.,
4.85%, 1/15/2027(b) 500,000 499,941
5.88%, 7/21/2028(b) 70,000 71,875
4.15%, 1/23/2030(b) 100,000 95,823
2.63%, 10/15/2031(b) 100,000 84,538
6.20%, 4/14/2034 150,000 152,899
Lazard Group LLC,
6.00%, 3/15/2031(b) 40,000 41,567
LPL Holdings, Inc.,
6.00%, 5/20/2034(b) 100,000 102,059
Main Street Capital Corp.,
3.00%, 7/14/2026 100,000 96,948
6.50%, 6/4/2027 25,000 25,511
6.95%, 3/1/2029 25,000 25,717
Moody's Corp.,
3.25%, 1/15/2028(b) 300,000 291,206
2.00%, 8/19/2031(b) 60,000 51,050
5.00%, 8/5/2034 50,000 49,696
2.75%, 8/19/2041 75,000 52,321
3.25%, 5/20/2050 35,000 23,813
3.10%, 11/29/2061 95,000 58,261
Morgan Stanley,
3.13%, 7/27/2026 500,000 491,357
3.95%, 4/23/2027(b) 500,000 494,574
(SOFR + 0.88%), 1.59%,
5/4/2027(d) 600,000 581,066
(SOFR + 0.86%), 1.51%,
7/20/2027(b)(d) 480,000 461,404
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(d) 195,000 188,051
(SOFR + 1.01%), 5.65%,
4/13/2028(d) 175,000 178,622
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(d) 80,000 79,420
+ 1.34%), 3.59%,
7/22/2028(d) 300,000 292,528
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(b)(d) 600,000 586,877
(SOFR + 1.73%), 5.12%,
2/1/2029(d) 90,000 91,233
(SOFR + 1.59%), 5.16%,
4/20/2029(b)(d) 255,000 258,457
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.63%), 5.45%,
7/20/2029(d) 35,000 35,797
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 73,884
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 225,000 227,983
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 500,000 493,669
(SOFR + 1.26%), 5.66%,
4/18/2030(d) 150,000 154,644
(SOFR + 1.22%), 5.04%,
7/19/2030(d) 100,000 100,836
(SOFR + 1.10%), 4.65%,
10/18/2030(b)(d) 250,000 247,985
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 160,000 162,603
(SOFR + 1.14%), 2.70%,
1/22/2031(b)(d) 400,000 362,377
(SOFR + 3.12%), 3.62%,
4/1/2031(d) 420,000 396,569
7.25%, 4/1/2032(b) 324,000 368,268
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 418,910
(SOFR + 1.18%), 2.24%,
7/21/2032(b)(d) 500,000 425,727
(SOFR + 1.20%), 2.51%,
10/20/2032(b)(d) 275,000 236,041
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 70,000 61,400
(SOFR + 2.08%), 4.89%,
7/20/2033(d) 45,000 44,332
(SOFR + 2.56%), 6.34%,
10/18/2033(d) 130,000 139,473
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 450,000 450,222
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(d) 235,000 237,738
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 125,435
(SOFR + 1.73%), 5.47%,
1/18/2035(b)(d) 350,000 354,139
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 373,056
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 160,000 160,017
(SOFR + 1.42%), 5.59%,
1/18/2036(b)(d) 250,000 255,317
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 450,000 373,090
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 80,000 78,472
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 90,000 90,979
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(b)(d) 75,000 75,702

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.49%), 3.22%,
4/22/2042(d) 200,000 149,777
4.30%, 1/27/2045(b) 300,000 252,423
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 98,551
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 205,000 126,895
(SOFR + 1.71%), 5.52%,
11/19/2055(d) 260,000 253,994
MSD Investment Corp.,
6.25%, 5/31/2030(c) 25,000 24,739
Nasdaq, Inc.,
5.35%, 6/28/2028(b) 65,000 66,533
1.65%, 1/15/2031 400,000 338,465
5.55%, 2/15/2034(b) 78,000 79,991
3.95%, 3/7/2052(b) 190,000 145,661
Nomura Holdings, Inc.,
2.33%, 1/22/2027 300,000 287,945
2.17%, 7/14/2028(b) 200,000 184,630
5.61%, 7/6/2029 200,000 205,459
3.10%, 1/16/2030(b) 200,000 184,393
2.61%, 7/14/2031 200,000 172,660
5.78%, 7/3/2034(b) 200,000 205,113
Northern Trust Corp.,
4.00%, 5/10/2027 65,000 64,705
1.95%, 5/1/2030(b) 80,000 70,519
6.13%, 11/2/2032(b) 130,000 138,835
Oaktree Specialty Lending
Corp.,
2.70%, 1/15/2027 100,000 95,020
7.10%, 2/15/2029 100,000 103,008
Raymond James Financial,
Inc.,
4.95%, 7/15/2046(b) 250,000 226,311
S&P Global, Inc.,
2.45%, 3/1/2027 30,000 29,050
2.70%, 3/1/2029(b) 100,000 93,751
2.50%, 12/1/2029(b) 80,000 73,405
1.25%, 8/15/2030(b) 110,000 93,271
2.90%, 3/1/2032 325,000 289,787
3.25%, 12/1/2049 65,000 45,434
3.70%, 3/1/2052 94,000 70,918
2.30%, 8/15/2060 40,000 20,408
Sixth Street Lending Partners,
5.75%, 1/15/2030 50,000 49,521
State Street Corp.,
5.27%, 8/3/2026(b) 100,000 101,129
4.99%, 3/18/2027(b) 75,000 75,979
4.33%, 10/22/2027 75,000 75,137
(SOFR + 0.56%), 1.68%,
11/18/2027(d) 200,000 191,275
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(d) 40,000 38,421
4.54%, 2/28/2028 50,000 50,236
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 62,041
(SOFR + 1.02%), 4.53%,
2/20/2029(b)(d) 75,000 75,042
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(d) 75,000 77,868
2.40%, 1/24/2030(b) 200,000 182,780
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
4.73%, 2/28/2030 50,000 50,269
2.20%, 3/3/2031 74,000 64,232
(SOFR + 1.05%), 4.68%,
10/22/2032(b)(d) 75,000 74,173
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,305
(SOFR + 1.57%), 4.82%,
1/26/2034(d) 110,000 108,098
(SOFR + 1.89%), 5.16%,
5/18/2034(b)(d) 60,000 60,349
(SOFR + 1.49%), 3.03%,
11/1/2034(d) 100,000 91,034
(SOFR + 1.96%), 6.12%,
11/21/2034(b)(d) 50,000 52,552
(SOFR + 1.22%), 5.15%,
2/28/2036(d) 50,000 50,118
UBS AG,
5.00%, 7/9/2027 250,000 252,879
7.50%, 2/15/2028 250,000 269,218
UBS Group AG,
4.88%, 5/15/2045 400,000 360,138
39,077,874
Chemicals 0.3%
Air Products and Chemicals,
Inc.,
1.85%, 5/15/2027(b) 105,000 100,007
4.60%, 2/8/2029 100,000 100,812
2.05%, 5/15/2030 145,000 128,612
4.75%, 2/8/2031 100,000 100,707
4.80%, 3/3/2033(b) 70,000 69,994
4.85%, 2/8/2034(b) 100,000 99,417
2.70%, 5/15/2040 65,000 47,309
2.80%, 5/15/2050 40,000 25,491
Albemarle Corp.,
5.65%, 6/1/2052 100,000 84,976
Cabot Corp.,
5.00%, 6/30/2032(b) 30,000 29,697
CF Industries, Inc.,
5.15%, 3/15/2034(b) 300,000 291,513
Dow Chemical Co. (The),
6.30%, 3/15/2033 25,000 26,761
5.15%, 2/15/2034 25,000 24,771
5.35%, 3/15/2035 50,000 49,585
9.40%, 5/15/2039 206,000 276,700
4.38%, 11/15/2042 300,000 246,634
4.80%, 5/15/2049 250,000 207,652
6.90%, 5/15/2053(b) 25,000 27,299
5.60%, 2/15/2054 25,000 23,135
5.95%, 3/15/2055 50,000 48,384
DuPont de Nemours, Inc.,
4.73%, 11/15/2028 400,000 401,576
5.42%, 11/15/2048 300,000 302,381
Eastman Chemical Co.,
5.00%, 8/1/2029 50,000 50,260
5.75%, 3/8/2033 35,000 36,145
4.65%, 10/15/2044 200,000 170,066
Ecolab, Inc.,
5.25%, 1/15/2028 75,000 77,116
1.30%, 1/30/2031(b) 200,000 166,246
2.13%, 2/1/2032 100,000 84,760

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Ecolab, Inc.,
2.13%, 8/15/2050 200,000 108,751
2.70%, 12/15/2051 75,000 45,674
2.75%, 8/18/2055 65,000 39,039
FMC Corp.,
5.15%, 5/18/2026 40,000 40,102
3.45%, 10/1/2029 60,000 55,454
5.65%, 5/18/2033(b) 40,000 39,506
4.50%, 10/1/2049(b) 85,000 64,005
6.38%, 5/18/2053(b) 40,000 38,595
Huntsman International LLC,
5.70%, 10/15/2034(b) 25,000 23,647
International Flavors &
Fragrances, Inc.,
5.00%, 9/26/2048(b) 70,000 59,684
Lubrizol Corp. (The),
6.50%, 10/1/2034 147,000 165,153
LYB International Finance III
LLC,
2.25%, 10/1/2030(b) 135,000 117,639
5.63%, 5/15/2033(b) 40,000 40,749
5.50%, 3/1/2034(b) 50,000 49,661
4.20%, 10/15/2049(b) 100,000 74,895
4.20%, 5/1/2050(b) 200,000 149,369
LyondellBasell Industries NV,
4.63%, 2/26/2055(b) 250,000 197,687
Mosaic Co. (The),
4.05%, 11/15/2027(b) 250,000 246,557
5.38%, 11/15/2028 25,000 25,542
Nutrien Ltd.,
4.50%, 3/12/2027(b) 25,000 25,019
5.20%, 6/21/2027 50,000 50,585
4.90%, 3/27/2028(b) 25,000 25,226
5.25%, 3/12/2032(b) 50,000 50,053
5.40%, 6/21/2034 50,000 50,128
5.88%, 12/1/2036 125,000 128,831
5.25%, 1/15/2045 154,000 142,645
5.80%, 3/27/2053 150,000 148,025
PPG Industries, Inc.,
2.80%, 8/15/2029(b) 300,000 278,793
RPM International, Inc.,
2.95%, 1/15/2032 45,000 39,254
Sherwin-Williams Co. (The),
3.45%, 6/1/2027 154,000 150,694
2.95%, 8/15/2029(b) 200,000 186,171
2.20%, 3/15/2032(b) 200,000 168,296
4.50%, 6/1/2047 150,000 127,509
2.90%, 3/15/2052 80,000 48,845
Westlake Corp.,
2.88%, 8/15/2041 100,000 67,519
4.38%, 11/15/2047 100,000 78,999
6,646,307
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2,
4.00%, 5/1/2032(b) 40,000 38,080
Ford Foundation (The),
Series 2020, 2.42%,
6/1/2050 25,000 14,931
RELX Capital, Inc.,
4.00%, 3/18/2029 100,000 97,991
4.75%, 3/27/2030(b) 25,000 25,147
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc.,
4.88%, 4/1/2029 25,000 25,320
5.00%, 11/15/2029 25,000 25,391
4.75%, 7/15/2030 40,000 40,202
1.45%, 2/15/2031 165,000 137,418
2.38%, 3/15/2033 200,000 166,428
5.00%, 4/1/2034(b) 82,000 81,807
5.20%, 11/15/2034 45,000 45,481
5.15%, 3/15/2035 35,000 35,213
6.20%, 3/1/2040 70,000 75,596
Rollins, Inc.,
5.25%, 2/24/2035(c) 25,000 24,874
Veralto Corp.,
5.50%, 9/18/2026 50,000 50,613
5.35%, 9/18/2028(b) 50,000 51,202
5.45%, 9/18/2033(b) 50,000 50,985
Waste Connections, Inc.,
4.25%, 12/1/2028(b) 100,000 99,173
2.20%, 1/15/2032(b) 100,000 84,672
3.20%, 6/1/2032 50,000 44,856
4.20%, 1/15/2033(b) 100,000 95,027
5.00%, 3/1/2034 50,000 49,832
2.95%, 1/15/2052 70,000 44,537
Waste Management, Inc.,
4.95%, 7/3/2027(b) 40,000 40,621
4.50%, 3/15/2028(b) 75,000 75,447
4.88%, 2/15/2029 75,000 76,310
2.00%, 6/1/2029 35,000 31,738
4.63%, 2/15/2030 50,000 50,328
4.65%, 3/15/2030(b) 75,000 75,360
4.95%, 7/3/2031(b) 35,000 35,634
4.80%, 3/15/2032 75,000 75,146
4.15%, 4/15/2032(b) 106,000 102,291
4.63%, 2/15/2033(b) 50,000 49,540
4.88%, 2/15/2034(b) 75,000 75,006
4.95%, 3/15/2035 125,000 124,374
2.95%, 6/1/2041 85,000 63,282
4.15%, 7/15/2049(b) 125,000 103,308
5.35%, 10/15/2054(b) 110,000 107,336
2,490,497
Communications Equipment 0.1%
Cisco Systems, Inc.,
4.80%, 2/26/2027 125,000 126,504
4.55%, 2/24/2028(b) 75,000 75,634
4.85%, 2/26/2029(b) 125,000 127,231
4.75%, 2/24/2030(b) 75,000 76,198
4.95%, 2/26/2031 243,000 247,876
4.95%, 2/24/2032 75,000 76,047
5.05%, 2/26/2034(b) 205,000 207,760
5.10%, 2/24/2035 100,000 101,369
5.90%, 2/15/2039 200,000 214,828
5.50%, 1/15/2040 200,000 205,575
5.30%, 2/26/2054 70,000 68,521
5.50%, 2/24/2055 35,000 35,238
5.35%, 2/26/2064(b) 75,000 72,922
Motorola Solutions, Inc.,
5.00%, 4/15/2029(b) 25,000 25,265
2.30%, 11/15/2030 300,000 262,169
2.75%, 5/24/2031(b) 76,000 67,326
5.60%, 6/1/2032(b) 100,000 103,357

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc.,
5.40%, 4/15/2034(b) 25,000 25,292
2,119,112
Construction & Engineering 0.0%
†
MasTec, Inc.,
5.90%, 6/15/2029(b) 25,000 25,598
Quanta Services, Inc.,
4.75%, 8/9/2027 50,000 50,092
2.90%, 10/1/2030(b) 100,000 90,016
2.35%, 1/15/2032 50,000 41,995
5.25%, 8/9/2034 50,000 49,415
3.05%, 10/1/2041 55,000 38,509
295,625
Construction Materials 0.0%
†
Eagle Materials, Inc.,
2.50%, 7/1/2031(b) 65,000 56,754
Martin Marietta Materials, Inc.,
Series CB, 2.50%,
3/15/2030 500,000 449,899
2.40%, 7/15/2031(b) 25,000 21,624
5.15%, 12/1/2034(b) 30,000 29,813
3.20%, 7/15/2051 50,000 32,688
Vulcan Materials Co.,
4.95%, 12/1/2029 40,000 40,352
5.35%, 12/1/2034(b) 75,000 75,688
4.50%, 6/15/2047(b) 250,000 211,388
5.70%, 12/1/2054(b) 35,000 34,226
952,432
Consumer Finance 0.9%
AerCap Ireland Capital DAC,
4.45%, 4/3/2026 200,000 199,814
2.45%, 10/29/2026 480,000 463,868
3.88%, 1/23/2028(b) 500,000 488,387
3.00%, 10/29/2028 300,000 281,913
3.30%, 1/30/2032 300,000 265,786
3.40%, 10/29/2033 150,000 129,454
5.30%, 1/19/2034(b) 150,000 149,127
4.95%, 9/10/2034 150,000 144,463
3.85%, 10/29/2041(b) 150,000 118,652
Ally Financial, Inc.,
4.75%, 6/9/2027 40,000 39,979
7.10%, 11/15/2027 100,000 105,287
2.20%, 11/2/2028 165,000 149,500
(SOFR + 2.82%), 6.85%,
1/3/2030(b)(d) 50,000 52,227
8.00%, 11/1/2031(b) 150,000 167,145
8.00%, 11/1/2031 50,000 55,622
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(d) 40,000 39,744
American Express Co.,
1.65%, 11/4/2026(b) 200,000 191,607
2.55%, 3/4/2027(b) 110,000 106,313
(United States SOFR
Compounded Index
+ 0.75%), 5.65%,
4/23/2027(d) 75,000 75,850
3.30%, 5/3/2027 300,000 293,781
(SOFR + 0.97%), 5.39%,
7/28/2027(b)(d) 25,000 25,266
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
5.85%, 11/5/2027(b) 95,000 98,404
(SOFR + 1.00%), 5.10%,
2/16/2028(b)(d) 174,000 176,080
(SOFR + 0.93%), 5.04%,
7/26/2028(b)(d) 45,000 45,566
4.05%, 5/3/2029(b) 60,000 59,311
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(b)(d) 100,000 102,038
(United States SOFR
Compounded Index
+ 1.09%), 5.53%,
4/25/2030(b)(d) 175,000 180,428
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(d) 75,000 75,948
(SOFR + 1.94%), 6.49%,
10/30/2031(b)(d) 150,000 162,100
(SOFR + 2.26%), 4.99%,
5/26/2033(d) 25,000 24,641
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(d) 130,000 125,468
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(d) 120,000 119,920
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 155,000 154,929
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(d) 75,000 75,806
4.05%, 12/3/2042 100,000 84,599
American Honda Finance
Corp.,
1.30%, 9/9/2026(b) 115,000 110,013
4.40%, 10/5/2026 50,000 49,960
2.35%, 1/8/2027(b) 100,000 96,432
4.90%, 3/12/2027 50,000 50,388
4.90%, 7/9/2027(b) 50,000 50,449
4.45%, 10/22/2027 50,000 49,981
4.70%, 1/12/2028 20,000 20,102
4.55%, 3/3/2028 25,000 24,989
5.13%, 7/7/2028(b) 150,000 152,523
5.65%, 11/15/2028 50,000 51,727
2.25%, 1/12/2029(b) 50,000 45,827
4.90%, 3/13/2029(b) 50,000 50,429
4.40%, 9/5/2029(b) 50,000 49,311
4.80%, 3/5/2030 25,000 24,945
4.60%, 4/17/2030(b) 60,000 59,486
5.85%, 10/4/2030 50,000 52,572
5.05%, 7/10/2031(b) 50,000 50,371
4.85%, 10/23/2031(b) 50,000 49,769
4.90%, 1/10/2034(b) 35,000 34,183
5.20%, 3/5/2035 25,000 24,732
Capital One Financial Corp.,
3.75%, 7/28/2026 250,000 246,483
3.65%, 5/11/2027(b) 300,000 293,745
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 50,000 51,821

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 300,000 301,017
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(d) 100,000 101,673
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 240,000 249,568
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(d) 95,000 89,062
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(d) 60,000 60,389
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(d) 50,000 50,613
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 200,000 222,743
(SOFR + 1.34%), 2.36%,
7/29/2032(d) 100,000 82,027
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 90,000 90,698
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 280,000 292,651
(SOFR + 2.26%), 6.05%,
2/1/2035(d) 100,000 102,105
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(d) 150,000 151,444
Caterpillar Financial Services
Corp.,
4.35%, 5/15/2026 100,000 100,169
1.15%, 9/14/2026 100,000 95,667
4.45%, 10/16/2026(b) 25,000 25,104
4.50%, 1/7/2027 25,000 25,112
1.70%, 1/8/2027 200,000 191,555
4.50%, 1/8/2027 25,000 25,141
5.00%, 5/14/2027(b) 25,000 25,397
3.60%, 8/12/2027 100,000 98,564
4.40%, 10/15/2027(b) 25,000 25,094
4.60%, 11/15/2027(b) 50,000 50,362
4.40%, 3/3/2028 25,000 25,067
4.85%, 2/27/2029(b) 50,000 50,798
4.38%, 8/16/2029 25,000 24,953
4.70%, 11/15/2029(b) 50,000 50,512
4.80%, 1/8/2030 25,000 25,350
Discover Financial Services,
4.10%, 2/9/2027 250,000 247,458
6.70%, 11/29/2032 100,000 107,412
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 75,000 85,726
Ford Motor Credit Co. LLC,
2.70%, 8/10/2026 200,000 192,865
5.85%, 5/17/2027 200,000 201,049
4.95%, 5/28/2027 200,000 197,094
4.13%, 8/17/2027 200,000 193,209
7.35%, 11/4/2027 400,000 414,476
6.80%, 5/12/2028(b) 400,000 410,820
6.80%, 11/7/2028 200,000 205,691
5.80%, 3/8/2029 200,000 198,041
7.35%, 3/6/2030(b) 200,000 209,278
4.00%, 11/13/2030 200,000 179,062
7.12%, 11/7/2033 200,000 204,384
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc.,
5.40%, 4/6/2026 65,000 65,271
1.50%, 6/10/2026 200,000 192,292
2.35%, 2/26/2027 50,000 47,713
5.00%, 4/9/2027(b) 200,000 200,221
5.35%, 7/15/2027(b) 60,000 60,509
6.00%, 1/9/2028 100,000 102,558
5.05%, 4/4/2028 50,000 50,052
5.80%, 6/23/2028 55,000 56,175
2.40%, 10/15/2028(b) 195,000 178,404
5.80%, 1/7/2029(b) 50,000 50,930
5.55%, 7/15/2029 25,000 25,196
4.90%, 10/6/2029 50,000 49,183
5.35%, 1/7/2030 50,000 49,913
5.85%, 4/6/2030 45,000 45,816
3.60%, 6/21/2030 200,000 183,333
2.70%, 6/10/2031(b) 145,000 123,682
5.60%, 6/18/2031 30,000 30,002
3.10%, 1/12/2032(b) 250,000 213,620
5.63%, 4/4/2032(b) 25,000 24,726
6.40%, 1/9/2033(b) 125,000 128,924
6.10%, 1/7/2034(b) 150,000 150,609
5.95%, 4/4/2034 100,000 99,496
5.45%, 9/6/2034 50,000 48,207
5.90%, 1/7/2035(b) 50,000 49,515
John Deere Capital Corp.,
4.75%, 6/8/2026 40,000 40,235
1.05%, 6/17/2026(b) 100,000 96,279
2.25%, 9/14/2026 250,000 243,077
1.30%, 10/13/2026 55,000 52,657
4.50%, 1/8/2027 75,000 75,438
1.70%, 1/11/2027 200,000 191,455
4.85%, 3/5/2027(b) 25,000 25,305
4.90%, 6/11/2027 50,000 50,691
4.20%, 7/15/2027(b) 35,000 35,025
4.15%, 9/15/2027 60,000 59,901
4.65%, 1/7/2028(b) 25,000 25,310
4.75%, 1/20/2028 40,000 40,575
1.50%, 3/6/2028(b) 250,000 231,421
4.95%, 7/14/2028(b) 148,000 150,996
4.50%, 1/16/2029(b) 50,000 50,237
3.35%, 4/18/2029(b) 40,000 38,573
4.85%, 6/11/2029(b) 50,000 50,811
4.85%, 10/11/2029 40,000 40,781
4.70%, 6/10/2030(b) 40,000 40,400
1.45%, 1/15/2031(b) 200,000 169,773
4.90%, 3/7/2031 25,000 25,417
4.40%, 9/8/2031(b) 75,000 74,254
4.35%, 9/15/2032(b) 60,000 58,519
Series I, 5.15%, 9/8/2033(b) 150,000 153,161
5.10%, 4/11/2034 50,000 50,601
Series MTN1, 5.05%,
6/12/2034 50,000 50,277
PACCAR Financial Corp.,
5.20%, 11/9/2026(b) 25,000 25,398
Series R, 4.50%,
11/25/2026 40,000 40,235
2.00%, 2/4/2027 100,000 96,084
5.00%, 5/13/2027 25,000 25,381
4.45%, 8/6/2027 50,000 50,302
4.60%, 1/10/2028 100,000 100,969

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp.,
4.55%, 3/3/2028(b) 50,000 50,380
4.60%, 1/31/2029 25,000 25,166
4.00%, 9/26/2029 25,000 24,603
5.00%, 3/22/2034 25,000 25,185
Synchrony Financial,
3.95%, 12/1/2027 80,000 78,004
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(d) 50,000 50,704
2.88%, 10/28/2031(b) 180,000 152,224
Toyota Motor Credit Corp.,
5.20%, 5/15/2026(b) 25,000 25,225
4.45%, 5/18/2026 60,000 60,045
1.13%, 6/18/2026(b) 500,000 481,429
4.55%, 8/7/2026 30,000 30,096
5.00%, 8/14/2026(b) 100,000 100,864
5.40%, 11/20/2026(b) 50,000 50,879
4.60%, 1/8/2027 25,000 25,129
3.20%, 1/11/2027(b) 200,000 196,160
1.90%, 1/13/2027(b) 100,000 95,922
Series B, 5.00%, 3/19/2027 50,000 50,657
3.05%, 3/22/2027(b) 100,000 97,593
4.55%, 9/20/2027 90,000 90,440
4.35%, 10/8/2027(b) 50,000 50,018
4.63%, 1/12/2028 40,000 40,301
5.25%, 9/11/2028(b) 25,000 25,657
4.65%, 1/5/2029 25,000 25,128
5.05%, 5/16/2029 25,000 25,450
4.45%, 6/29/2029(b) 90,000 89,870
4.95%, 1/9/2030(b) 25,000 25,376
2.15%, 2/13/2030(b) 500,000 446,338
4.55%, 5/17/2030 60,000 59,784
5.55%, 11/20/2030(b) 98,000 101,936
5.10%, 3/21/2031 50,000 50,808
1.90%, 9/12/2031 100,000 84,259
4.60%, 10/10/2031(b) 50,000 49,507
4.70%, 1/12/2033(b) 45,000 44,566
5.35%, 1/9/2035(b) 175,000 177,866
20,092,115
Consumer Staples Distribution & Retail 0.3%
Costco Wholesale Corp.,
1.38%, 6/20/2027(b) 120,000 113,101
1.60%, 4/20/2030(b) 500,000 438,391
Dollar General Corp.,
4.63%, 11/1/2027 70,000 70,141
5.20%, 7/5/2028 20,000 20,289
3.50%, 4/3/2030(b) 500,000 467,803
5.00%, 11/1/2032(b) 75,000 73,518
5.45%, 7/5/2033(b) 20,000 20,065
Dollar Tree, Inc.,
4.20%, 5/15/2028(b) 90,000 88,355
2.65%, 12/1/2031(b) 50,000 43,095
3.38%, 12/1/2051 50,000 31,819
Kroger Co. (The),
7.50%, 4/1/2031 257,000 291,336
5.00%, 9/15/2034 200,000 195,453
5.40%, 7/15/2040 200,000 196,822
4.45%, 2/1/2047 82,000 68,226
5.40%, 1/15/2049 50,000 47,221
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The),
3.95%, 1/15/2050(b) 100,000 75,985
5.50%, 9/15/2054(b) 180,000 169,789
5.65%, 9/15/2064(b) 85,000 80,267
Sysco Corp.,
5.75%, 1/17/2029(b) 25,000 25,962
2.40%, 2/15/2030 100,000 89,915
5.95%, 4/1/2030 200,000 209,649
5.10%, 9/23/2030(b) 25,000 25,377
2.45%, 12/14/2031 100,000 86,273
6.00%, 1/17/2034(b) 25,000 26,514
5.40%, 3/23/2035 25,000 25,174
6.60%, 4/1/2050(b) 300,000 325,638
3.15%, 12/14/2051 50,000 32,066
Target Corp.,
1.95%, 1/15/2027 130,000 125,126
2.35%, 2/15/2030(b) 105,000 95,114
2.65%, 9/15/2030 50,000 45,449
4.50%, 9/15/2032(b) 100,000 98,285
4.40%, 1/15/2033 150,000 145,817
4.50%, 9/15/2034(b) 50,000 48,101
5.00%, 4/15/2035 25,000 24,891
4.00%, 7/1/2042(b) 96,000 81,219
3.63%, 4/15/2046 200,000 152,058
4.80%, 1/15/2053(b) 150,000 134,954
Walmart, Inc.,
4.00%, 4/15/2026 30,000 29,957
1.05%, 9/17/2026 50,000 47,882
3.95%, 9/9/2027(b) 60,000 59,833
3.90%, 4/15/2028 45,000 44,808
3.70%, 6/26/2028(b) 300,000 296,883
1.50%, 9/22/2028(b) 100,000 91,641
4.00%, 4/15/2030(b) 160,000 159,065
1.80%, 9/22/2031(b) 300,000 257,223
4.15%, 9/9/2032(b) 60,000 58,716
4.10%, 4/15/2033 80,000 77,598
5.25%, 9/1/2035(b) 118,000 123,417
6.50%, 8/15/2037(b) 350,000 400,490
2.50%, 9/22/2041 200,000 140,312
4.05%, 6/29/2048 125,000 103,510
2.65%, 9/22/2051 400,000 250,285
4.50%, 4/15/2053(b) 80,000 70,746
6,501,624
Containers & Packaging 0.1%
Amcor Finance USA, Inc.,
5.63%, 5/26/2033 40,000 41,030
Amcor Flexibles North
America, Inc.,
4.80%, 3/17/2028(c) 50,000 50,271
5.10%, 3/17/2030(c) 25,000 25,201
2.63%, 6/19/2030 50,000 44,894
2.69%, 5/25/2031(b) 75,000 65,993
5.50%, 3/17/2035(c) 40,000 40,135
Avery Dennison Corp.,
2.25%, 2/15/2032 100,000 83,046
5.75%, 3/15/2033 90,000 92,084
Berry Global, Inc.,
5.80%, 6/15/2031(b) 50,000 51,948
5.65%, 1/15/2034(b) 130,000 131,893
International Paper Co.,
6.00%, 11/15/2041(b) 350,000 355,487

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Packaging Corp. of America,
3.00%, 12/15/2029 50,000 46,316
4.05%, 12/15/2049 100,000 76,515
3.05%, 10/1/2051 40,000 25,475
Smurfit Kappa Treasury ULC,
5.44%, 4/3/2034(c) 200,000 201,229
Sonoco Products Co.,
2.25%, 2/1/2027 165,000 157,942
3.13%, 5/1/2030 50,000 45,779
2.85%, 2/1/2032(b) 200,000 173,957
5.00%, 9/1/2034(b) 25,000 23,910
WRKCo, Inc.,
4.90%, 3/15/2029 250,000 251,236
1,984,341
Distributors 0.0%
†
Genuine Parts Co.,
6.50%, 11/1/2028 25,000 26,393
4.95%, 8/15/2029 25,000 25,079
6.88%, 11/1/2033(b) 25,000 27,751
79,223
Diversified Consumer Services 0.0%
†
American University (The),
Series 2019, 3.67%,
4/1/2049 35,000 26,459
California Institute of
Technology,
3.65%, 9/1/2119 100,000 64,650
Duke University,
Series 2020, 2.83%,
10/1/2055 110,000 68,710
George Washington University
(The),
Series 2018, 4.13%,
9/15/2048 73,000 59,801
Georgetown University (The),
Series 20A, 2.94%,
4/1/2050 35,000 22,662
Leland Stanford Junior
University (The),
2.41%, 6/1/2050 150,000 89,236
Massachusetts Institute of
Technology,
5.60%, 7/1/2111 100,000 101,598
4.68%, 7/1/2114(b) 75,000 64,069
Northwestern University,
Series 2020, 2.64%,
12/1/2050 28,000 17,491
President and Fellows of
Harvard College,
3.15%, 7/15/2046(b) 75,000 54,813
3.30%, 7/15/2056(b) 200,000 138,814
Trustees of Princeton
University (The),
Series 2020, 2.52%,
7/1/2050 84,000 52,996
Trustees of the University of
Pennsylvania (The),
Series 2020, 2.40%,
10/1/2050 48,000 28,587
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
University of Southern
California,
Series 21A, 2.95%,
10/1/2051(b) 200,000 130,985
4.98%, 10/1/2053 75,000 70,002
Yale University,
Series 2020, 2.40%,
4/15/2050 61,000 36,657
1,027,530
Diversified REITs 0.1%
Broadstone Net Lease LLC,
2.60%, 9/15/2031 85,000 71,973
Digital Realty Trust LP,
3.70%, 8/15/2027(b) 110,000 108,020
5.55%, 1/15/2028 380,000 388,974
Equinix Europe 2 Financing
Corp. LLC,
5.50%, 6/15/2034(b) 50,000 50,950
GLP Capital LP,
5.38%, 4/15/2026 96,000 96,301
5.30%, 1/15/2029(b) 500,000 500,712
5.63%, 9/15/2034(b) 45,000 44,255
Rayonier LP,
2.75%, 5/17/2031 45,000 39,277
Safehold GL Holdings LLC,
5.65%, 1/15/2035 25,000 24,890
Simon Property Group LP,
1.38%, 1/15/2027 100,000 94,799
2.45%, 9/13/2029(b) 250,000 228,033
2.65%, 2/1/2032 100,000 86,661
5.50%, 3/8/2033 100,000 102,335
4.75%, 9/26/2034 35,000 33,584
4.25%, 11/30/2046(b) 350,000 287,839
3.25%, 9/13/2049(b) 132,000 88,873
5.85%, 3/8/2053(b) 100,000 100,838
VICI Properties LP,
4.75%, 2/15/2028 85,000 85,006
4.95%, 2/15/2030 80,000 79,309
5.13%, 11/15/2031(b) 145,000 142,993
5.13%, 5/15/2032(b) 159,000 155,619
5.63%, 4/1/2035 30,000 29,830
5.63%, 5/15/2052(b) 30,000 27,361
6.13%, 4/1/2054(b) 50,000 48,737
WP Carey, Inc.,
3.85%, 7/15/2029 120,000 115,389
2.45%, 2/1/2032(b) 70,000 58,706
5.38%, 6/30/2034 25,000 24,810
3,116,074
Diversified Telecommunication Services 0.6%
AT&T, Inc.,
2.30%, 6/1/2027(b) 300,000 286,757
1.65%, 2/1/2028(b) 200,000 185,012
4.35%, 3/1/2029(b) 500,000 494,984
4.30%, 2/15/2030(b) 300,000 295,357
2.75%, 6/1/2031(b) 500,000 444,410
2.25%, 2/1/2032 300,000 253,027
2.55%, 12/1/2033 360,000 295,148
5.40%, 2/15/2034(b) 210,000 213,375
4.50%, 5/15/2035(b) 310,000 291,381
4.85%, 3/1/2039(b) 150,000 140,731

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
3.50%, 6/1/2041 300,000 231,463
4.65%, 6/1/2044 150,000 129,354
4.50%, 3/9/2048 300,000 248,988
3.65%, 6/1/2051(b) 500,000 354,117
3.50%, 9/15/2053 740,000 504,599
3.55%, 9/15/2055 775,000 525,221
3.80%, 12/1/2057 514,000 360,838
3.65%, 9/15/2059 579,000 390,496
Bell Canada (The),
5.10%, 5/11/2033(b) 60,000 59,219
Series US-4, 3.65%,
3/17/2051 250,000 178,634
3.65%, 8/15/2052 25,000 17,646
Bell Telephone Co. of Canada
or Bell Canada,
5.20%, 2/15/2034 50,000 49,982
4.46%, 4/1/2048(b) 108,000 87,885
5.55%, 2/15/2054(b) 50,000 47,348
British Telecommunications
plc,
9.62%, 12/15/2030(f) 250,000 305,229
Deutsche Telekom
International Finance BV,
8.75%, 6/15/2030(f) 369,000 433,037
Orange SA,
9.00%, 3/1/2031(f) 100,000 120,841
5.38%, 1/13/2042(b) 250,000 243,159
Sprint Capital Corp.,
6.88%, 11/15/2028(b) 400,000 427,032
8.75%, 3/15/2032 200,000 240,539
Telefonica Emisiones SA,
7.05%, 6/20/2036 300,000 332,617
5.21%, 3/8/2047 250,000 220,995
5.52%, 3/1/2049(b) 150,000 137,143
TELUS Corp.,
2.80%, 2/16/2027(b) 200,000 193,243
3.40%, 5/13/2032(b) 60,000 53,680
4.30%, 6/15/2049(b) 100,000 77,653
Verizon Communications, Inc.,
4.13%, 3/16/2027(b) 300,000 298,452
2.10%, 3/22/2028(b) 125,000 116,844
4.33%, 9/21/2028 283,000 281,537
3.88%, 2/8/2029(b) 110,000 107,375
4.02%, 12/3/2029(b) 400,000 389,156
3.15%, 3/22/2030(b) 200,000 186,407
1.75%, 1/20/2031 500,000 422,803
2.55%, 3/21/2031 348,000 306,636
2.36%, 3/15/2032 840,000 710,802
5.05%, 5/9/2033(b) 45,000 45,200
4.50%, 8/10/2033(b) 250,000 240,032
5.25%, 4/2/2035 140,000 140,353
4.81%, 3/15/2039(b) 385,000 359,544
3.40%, 3/22/2041 530,000 408,057
2.85%, 9/3/2041(b) 110,000 77,407
2.88%, 11/20/2050(b) 700,000 435,885
3.55%, 3/22/2051 370,000 264,170
3.88%, 3/1/2052(b) 90,000 67,250
5.50%, 2/23/2054(b) 25,000 24,300
2.99%, 10/30/2056 500,000 300,332
3.00%, 11/20/2060(b) 180,000 106,218
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
3.70%, 3/22/2061(b) 350,000 241,036
14,400,936
Electric Utilities 1.7%
AEP Texas, Inc.,
5.45%, 5/15/2029 25,000 25,587
4.70%, 5/15/2032 70,000 68,145
5.70%, 5/15/2034(b) 25,000 25,388
3.80%, 10/1/2047 100,000 72,298
5.25%, 5/15/2052 20,000 17,968
AEP Transmission Co. LLC,
Series N, 2.75%, 8/15/2051 50,000 30,392
Series O, 4.50%, 6/15/2052 80,000 66,578
5.40%, 3/15/2053 440,000 421,144
Alabama Power Co.,
3.75%, 9/1/2027 40,000 39,510
3.94%, 9/1/2032 40,000 37,679
5.85%, 11/15/2033 25,000 26,381
5.10%, 4/2/2035(b) 35,000 34,995
4.15%, 8/15/2044 350,000 290,090
3.13%, 7/15/2051 80,000 52,801
American Electric Power Co.,
Inc.,
5.75%, 11/1/2027 100,000 102,910
Series J, 4.30%, 12/1/2028 50,000 49,482
5.20%, 1/15/2029(b) 50,000 50,826
5.95%, 11/1/2032(b) 100,000 104,857
5.63%, 3/1/2033(b) 24,000 24,613
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.95%, 12/15/2054(d) 100,000 102,005
Appalachian Power Co.,
Series BB, 4.50%, 8/1/2032 30,000 28,743
5.65%, 4/1/2034(b) 25,000 25,346
Arizona Public Service Co.,
2.60%, 8/15/2029 50,000 45,878
2.20%, 12/15/2031(b) 100,000 84,115
6.35%, 12/15/2032 100,000 106,521
5.55%, 8/1/2033 25,000 25,307
5.70%, 8/15/2034 25,000 25,487
4.35%, 11/15/2045 50,000 40,965
3.50%, 12/1/2049 200,000 137,355
Baltimore Gas and Electric
Co.,
2.25%, 6/15/2031(b) 80,000 69,624
5.30%, 6/1/2034 25,000 25,330
3.50%, 8/15/2046 100,000 73,099
3.20%, 9/15/2049 115,000 76,704
2.90%, 6/15/2050 60,000 37,520
4.55%, 6/1/2052(b) 30,000 25,276
5.40%, 6/1/2053(b) 25,000 23,780
5.65%, 6/1/2054(b) 25,000 24,536
CenterPoint Energy Houston
Electric LLC,
5.20%, 10/1/2028(b) 105,000 107,505
4.80%, 3/15/2030(b) 50,000 50,315
Series ai., 4.45%, 10/1/2032 40,000 38,754
4.50%, 4/1/2044 250,000 218,680
Series AD, 2.90%, 7/1/2050 60,000 38,259
Series AF, 3.35%, 4/1/2051 60,000 41,793

24 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
CenterPoint Energy Houston
Electric LLC,
Series AJ, 4.85%, 10/1/2052 40,000 35,667
Commonwealth Edison Co.,
5.30%, 6/1/2034 25,000 25,405
4.35%, 11/15/2045 200,000 168,121
3.65%, 6/15/2046 250,000 187,523
4.00%, 3/1/2048 350,000 274,426
Series 127, 3.20%,
11/15/2049 155,000 103,926
Series 131, 2.75%, 9/1/2051 200,000 121,239
Connecticut Light and Power
Co. (The),
4.65%, 1/1/2029 25,000 25,127
Series A, 2.05%, 7/1/2031 100,000 85,347
4.90%, 7/1/2033 25,000 24,742
4.95%, 8/15/2034 25,000 24,782
5.25%, 1/15/2053 100,000 94,971
Dominion Energy South
Carolina, Inc.,
Series A, 2.30%, 12/1/2031 50,000 43,103
6.05%, 1/15/2038(b) 150,000 159,457
5.10%, 6/1/2065 100,000 88,148
DTE Electric Co.,
Series A, 3.00%, 3/1/2032 40,000 35,713
5.20%, 4/1/2033 40,000 40,497
5.20%, 3/1/2034(b) 50,000 50,333
4.30%, 7/1/2044 500,000 427,191
Series B, 3.65%, 3/1/2052 25,000 18,456
5.40%, 4/1/2053 40,000 39,173
Duke Energy Carolinas LLC,
2.95%, 12/1/2026 500,000 489,967
2.45%, 2/1/2030 100,000 90,947
2.85%, 3/15/2032 70,000 61,615
4.95%, 1/15/2033 80,000 80,020
4.85%, 1/15/2034(b) 25,000 24,670
5.25%, 3/15/2035 25,000 25,316
6.10%, 6/1/2037 50,000 52,713
6.00%, 1/15/2038 400,000 420,200
3.20%, 8/15/2049 50,000 33,751
3.55%, 3/15/2052 35,000 24,750
5.35%, 1/15/2053 100,000 95,510
5.40%, 1/15/2054(b) 84,000 80,995
Duke Energy Corp.,
4.85%, 1/5/2027(b) 25,000 25,164
5.00%, 12/8/2027 85,000 85,989
4.30%, 3/15/2028(b) 80,000 79,498
4.85%, 1/5/2029 25,000 25,154
2.45%, 6/1/2030 70,000 62,416
2.55%, 6/15/2031(b) 150,000 130,992
4.50%, 8/15/2032(b) 90,000 86,806
5.75%, 9/15/2033(b) 75,000 78,163
5.45%, 6/15/2034(b) 125,000 126,697
3.75%, 9/1/2046 144,000 106,033
3.50%, 6/15/2051 200,000 136,131
5.00%, 8/15/2052(b) 90,000 78,512
6.10%, 9/15/2053(b) 75,000 76,266
5.80%, 6/15/2054 25,000 24,461
Duke Energy Florida LLC,
3.20%, 1/15/2027(b) 250,000 245,426
2.50%, 12/1/2029(b) 70,000 64,036
2.40%, 12/15/2031(b) 95,000 82,307
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Florida LLC,
5.65%, 4/1/2040(b) 300,000 307,922
3.40%, 10/1/2046 500,000 357,920
3.00%, 12/15/2051 45,000 28,578
6.20%, 11/15/2053 25,000 26,447
Duke Energy Indiana LLC,
5.25%, 3/1/2034(b) 25,000 25,254
6.35%, 8/15/2038 250,000 271,858
5.40%, 4/1/2053 40,000 37,995
Duke Energy Ohio, Inc.,
2.13%, 6/1/2030 155,000 137,109
5.25%, 4/1/2033 25,000 25,363
5.55%, 3/15/2054 25,000 24,212
Duke Energy Progress LLC,
3.40%, 4/1/2032 50,000 45,455
5.25%, 3/15/2033 30,000 30,553
5.10%, 3/15/2034(b) 25,000 25,168
5.05%, 3/15/2035 25,000 24,880
4.15%, 12/1/2044 100,000 81,978
4.20%, 8/15/2045 250,000 205,700
5.35%, 3/15/2053 50,000 47,588
5.55%, 3/15/2055(b) 25,000 24,454
Edison International,
4.13%, 3/15/2028 500,000 480,830
5.25%, 11/15/2028 25,000 24,651
5.45%, 6/15/2029 50,000 49,340
Emera US Finance LP,
4.75%, 6/15/2046 200,000 164,880
Enel Chile SA,
4.88%, 6/12/2028(b) 71,000 70,720
Entergy Arkansas LLC,
5.15%, 1/15/2033 100,000 101,104
5.30%, 9/15/2033 40,000 40,792
5.45%, 6/1/2034(b) 25,000 25,525
5.75%, 6/1/2054 25,000 24,896
Entergy Corp.,
1.90%, 6/15/2028(b) 500,000 459,506
2.80%, 6/15/2030 80,000 72,417
3.75%, 6/15/2050 35,000 24,964
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 88,000 89,077
Entergy Louisiana LLC,
5.35%, 3/15/2034 25,000 25,294
5.15%, 9/15/2034(b) 50,000 49,850
4.75%, 9/15/2052 200,000 173,629
5.70%, 3/15/2054 25,000 24,649
5.80%, 3/15/2055 25,000 24,879
Entergy Mississippi LLC,
5.00%, 9/1/2033 20,000 19,801
5.85%, 6/1/2054 25,000 24,959
5.80%, 4/15/2055 25,000 24,889
Entergy Texas, Inc.,
4.00%, 3/30/2029 50,000 49,010
1.75%, 3/15/2031(b) 400,000 339,007
5.25%, 4/15/2035(b) 50,000 49,932
3.55%, 9/30/2049 200,000 141,692
5.00%, 9/15/2052 20,000 17,777
5.80%, 9/1/2053 25,000 24,979
5.55%, 9/15/2054 25,000 23,960

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy Kansas Central, Inc.,
5.90%, 11/15/2033 25,000 26,188
5.25%, 3/15/2035 25,000 25,100
4.10%, 4/1/2043 200,000 164,511
5.70%, 3/15/2053 20,000 19,901
Evergy Metro, Inc.,
4.95%, 4/15/2033 30,000 29,644
5.40%, 4/1/2034 25,000 25,359
Evergy, Inc.,
2.90%, 9/15/2029 250,000 230,973
Eversource Energy,
4.75%, 5/15/2026 30,000 30,014
5.00%, 1/1/2027 25,000 25,168
2.90%, 3/1/2027(b) 50,000 48,429
4.60%, 7/1/2027(b) 35,000 35,027
5.45%, 3/1/2028 95,000 97,071
5.95%, 2/1/2029(b) 50,000 51,930
Series O, 4.25%,
4/1/2029(b) 400,000 392,813
Series R, 1.65%, 8/15/2030 100,000 84,847
5.85%, 4/15/2031 50,000 51,977
3.38%, 3/1/2032 50,000 44,806
5.13%, 5/15/2033 40,000 39,545
5.50%, 1/1/2034 50,000 50,232
5.95%, 7/15/2034 50,000 51,940
3.45%, 1/15/2050 100,000 69,181
Exelon Corp.,
5.15%, 3/15/2028(b) 30,000 30,483
4.05%, 4/15/2030(b) 300,000 290,648
5.13%, 3/15/2031 50,000 50,554
5.30%, 3/15/2033(b) 60,000 60,813
5.45%, 3/15/2034 35,000 35,587
5.63%, 6/15/2035(b) 300,000 304,599
4.10%, 3/15/2052(b) 35,000 26,915
5.60%, 3/15/2053 90,000 86,665
5.88%, 3/15/2055 50,000 49,892
FirstEnergy Corp.,
Series B, 3.90%,
7/15/2027(b)(f) 106,000 104,227
2.65%, 3/1/2030 80,000 72,042
Series C, 4.85%,
7/15/2047(b)(f) 100,000 85,515
Series C, 3.40%, 3/1/2050 100,000 67,915
Florida Power & Light Co.,
4.45%, 5/15/2026 25,000 25,074
5.05%, 4/1/2028 35,000 35,674
4.40%, 5/15/2028(b) 35,000 35,040
5.15%, 6/15/2029 50,000 51,378
4.63%, 5/15/2030(b) 35,000 35,224
2.45%, 2/3/2032 148,000 127,790
5.10%, 4/1/2033(b) 60,000 60,699
4.80%, 5/15/2033 25,000 24,810
5.63%, 4/1/2034(b) 100,000 104,740
5.30%, 6/15/2034(b) 75,000 76,756
5.65%, 2/1/2037 450,000 467,007
3.95%, 3/1/2048 500,000 396,538
2.88%, 12/4/2051 10,000 6,340
5.30%, 4/1/2053(b) 40,000 38,513
5.60%, 6/15/2054(b) 45,000 45,187
5.70%, 3/15/2055(b) 30,000 30,629
Fortis, Inc.,
3.06%, 10/4/2026 92,000 89,884
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Georgia Power Co.,
4.65%, 5/16/2028 100,000 100,648
4.55%, 3/15/2030 50,000 49,941
4.85%, 3/15/2031(b) 50,000 50,293
4.70%, 5/15/2032(b) 60,000 59,310
4.95%, 5/17/2033 100,000 99,310
5.25%, 3/15/2034 50,000 50,449
5.20%, 3/15/2035 50,000 50,334
4.30%, 3/15/2042(b) 500,000 428,919
5.13%, 5/15/2052(b) 225,000 208,643
Idaho Power Co.,
5.20%, 8/15/2034 25,000 25,121
5.50%, 3/15/2053(b) 20,000 19,267
5.80%, 4/1/2054 25,000 25,120
5.70%, 3/15/2055 35,000 34,354
Indiana Michigan Power Co.,
6.05%, 3/15/2037 50,000 52,776
Series K, 4.55%, 3/15/2046 100,000 85,074
5.63%, 4/1/2053 30,000 29,427
Interstate Power and Light
Co.,
3.60%, 4/1/2029 200,000 192,224
5.70%, 10/15/2033 25,000 25,691
3.70%, 9/15/2046 100,000 74,740
3.10%, 11/30/2051 70,000 45,218
IPALCO Enterprises, Inc.,
5.75%, 4/1/2034 75,000 75,813
Kentucky Utilities Co.,
Series KENT, 5.45%,
4/15/2033 20,000 20,487
Louisville Gas and Electric
Co.,
4.25%, 4/1/2049 450,000 358,620
MidAmerican Energy Co.,
5.35%, 1/15/2034 25,000 25,667
5.80%, 10/15/2036 550,000 578,525
2.70%, 8/1/2052 100,000 61,053
5.85%, 9/15/2054(b) 120,000 123,275
Mississippi Power Co.,
Series B, 3.10%, 7/30/2051 100,000 65,107
Nevada Power Co.,
Series DD, 2.40%, 5/1/2030 100,000 89,959
Series EE, 3.13%, 8/1/2050 100,000 64,855
Series GG, 5.90%, 5/1/2053 30,000 30,026
6.00%, 3/15/2054 50,000 51,018
NextEra Energy Capital
Holdings, Inc.,
1.88%, 1/15/2027 270,000 257,965
4.63%, 7/15/2027 150,000 150,567
4.85%, 2/4/2028(b) 40,000 40,470
4.90%, 2/28/2028(b) 100,000 100,943
1.90%, 6/15/2028(b) 125,000 115,319
4.90%, 3/15/2029(b) 100,000 100,850
2.75%, 11/1/2029(b) 245,000 226,172
5.00%, 2/28/2030(b) 100,000 101,752
5.05%, 3/15/2030(b) 50,000 50,659
2.25%, 6/1/2030(b) 300,000 265,423
2.44%, 1/15/2032(b) 145,000 123,875
5.30%, 3/15/2032 45,000 45,732
5.00%, 7/15/2032(b) 105,000 105,023
5.05%, 2/28/2033(b) 100,000 99,408
5.25%, 3/15/2034(b) 90,000 90,058

26 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
5.45%, 3/15/2035 250,000 252,167
3.00%, 1/15/2052 85,000 52,741
5.25%, 2/28/2053(b) 100,000 91,891
5.55%, 3/15/2054 50,000 47,805
5.90%, 3/15/2055 40,000 39,943
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
6.38%, 8/15/2055(b)(d) 130,000 130,140
Northern States Power Co.,
4.00%, 8/15/2045 165,000 133,719
2.60%, 6/1/2051 48,000 28,671
4.50%, 6/1/2052 25,000 21,121
5.10%, 5/15/2053(b) 40,000 37,038
5.40%, 3/15/2054(b) 30,000 29,128
5.65%, 6/15/2054 25,000 25,205
NSTAR Electric Co.,
4.85%, 3/1/2030(b) 25,000 25,222
3.95%, 4/1/2030 200,000 194,210
5.40%, 6/1/2034 175,000 177,979
5.20%, 3/1/2035 25,000 24,987
OGE Energy Corp.,
5.45%, 5/15/2029 25,000 25,580
Ohio Power Co.,
5.65%, 6/1/2034 25,000 25,368
Series R, 2.90%, 10/1/2051 90,000 55,816
Oklahoma Gas and Electric
Co.,
5.40%, 1/15/2033 150,000 152,895
5.60%, 4/1/2053(b) 125,000 122,003
Oncor Electric Delivery Co.
LLC,
4.50%, 3/20/2027(c) 50,000 50,192
4.65%, 11/1/2029 50,000 50,050
4.55%, 9/15/2032(b) 40,000 38,988
5.65%, 11/15/2033 55,000 57,083
5.35%, 4/1/2035(b)(c) 40,000 40,445
4.55%, 12/1/2041 150,000 132,156
5.30%, 6/1/2042 150,000 144,888
3.10%, 9/15/2049 50,000 32,863
2.70%, 11/15/2051 105,000 61,982
4.60%, 6/1/2052 90,000 75,867
4.95%, 9/15/2052(b) 100,000 89,108
5.55%, 6/15/2054 50,000 48,838
5.80%, 4/1/2055(c) 50,000 50,194
Pacific Gas and Electric Co.,
5.45%, 6/15/2027(b) 100,000 101,021
3.75%, 7/1/2028(b) 150,000 144,228
6.10%, 1/15/2029 30,000 30,993
4.20%, 3/1/2029 200,000 193,464
5.55%, 5/15/2029 50,000 50,683
4.55%, 7/1/2030(b) 250,000 241,991
2.50%, 2/1/2031 150,000 128,941
3.25%, 6/1/2031(b) 200,000 177,953
5.90%, 6/15/2032 100,000 101,989
6.15%, 1/15/2033 115,000 118,443
6.40%, 6/15/2033(b) 40,000 41,805
6.95%, 3/15/2034 75,000 81,270
5.80%, 5/15/2034 50,000 50,488
5.70%, 3/1/2035 50,000 50,005
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.50%, 7/1/2040 100,000 84,935
4.20%, 6/1/2041 250,000 198,880
4.95%, 7/1/2050(b) 250,000 208,758
3.50%, 8/1/2050(b) 190,000 126,293
5.25%, 3/1/2052 200,000 172,527
6.75%, 1/15/2053 135,000 140,983
6.70%, 4/1/2053 30,000 31,217
5.90%, 10/1/2054(b) 100,000 94,712
6.15%, 3/1/2055 50,000 48,939
PacifiCorp,
5.10%, 2/15/2029(b) 50,000 50,941
5.30%, 2/15/2031(b) 50,000 51,030
5.45%, 2/15/2034(b) 50,000 50,403
5.25%, 6/15/2035 177,000 176,914
2.90%, 6/15/2052 550,000 330,545
5.35%, 12/1/2053 100,000 91,809
5.50%, 5/15/2054(b) 65,000 61,011
5.80%, 1/15/2055 100,000 97,565
PECO Energy Co.,
4.90%, 6/15/2033 44,000 43,824
3.70%, 9/15/2047 250,000 189,889
4.60%, 5/15/2052 30,000 25,799
4.38%, 8/15/2052(b) 30,000 24,657
PG&E Recovery Funding LLC,
Series A-3, 5.53%, 6/1/2049 400,000 399,387
PG&E Wildfire Recovery
Funding LLC,
Series A-2, 4.26%, 6/1/2036 1,000,000 944,667
Series A-3, 4.38%, 6/1/2039 250,000 231,344
Potomac Electric Power Co.,
5.20%, 3/15/2034 25,000 25,133
5.50%, 3/15/2054(b) 25,000 24,445
PPL Electric Utilities Corp.,
5.00%, 5/15/2033 100,000 99,967
4.85%, 2/15/2034(b) 25,000 24,701
5.25%, 5/15/2053 100,000 95,665
Progress Energy, Inc.,
7.75%, 3/1/2031 136,000 155,190
Public Service Co. of
Colorado,
Series 35, 1.90%,
1/15/2031(b) 200,000 171,539
Series 38, 4.10%, 6/1/2032 30,000 28,553
5.35%, 5/15/2034 50,000 50,260
4.30%, 3/15/2044 250,000 208,082
Series 34, 3.20%, 3/1/2050 200,000 134,028
Series 36, 2.70%, 1/15/2051 200,000 118,878
Series 39, 4.50%, 6/1/2052 30,000 25,043
5.25%, 4/1/2053 80,000 73,965
5.75%, 5/15/2054 25,000 24,780
5.85%, 5/15/2055 50,000 49,722
Public Service Co. of New
Hampshire,
5.35%, 10/1/2033(b) 75,000 76,656
5.15%, 1/15/2053 45,000 42,178
Public Service Co. of
Oklahoma,
Series J, 2.20%, 8/15/2031 100,000 84,861
5.25%, 1/15/2033(b) 100,000 100,215
5.20%, 1/15/2035(b) 50,000 49,389
Series K, 3.15%, 8/15/2051 50,000 32,279

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Electric and
Gas Co.,
1.90%, 8/15/2031(b) 165,000 140,071
4.90%, 12/15/2032 100,000 100,747
4.65%, 3/15/2033 30,000 29,574
5.20%, 3/1/2034 50,000 50,866
4.85%, 8/1/2034(b) 25,000 24,778
3.95%, 5/1/2042(b) 400,000 329,544
3.20%, 8/1/2049 250,000 171,880
5.45%, 3/1/2054 50,000 49,072
5.30%, 8/1/2054(b) 25,000 24,064
Sierra Pacific Power Co.,
5.90%, 3/15/2054 50,000 50,451
Southern California Edison
Co.,
4.90%, 6/1/2026 30,000 30,022
4.88%, 2/1/2027 50,000 50,176
Series D, 4.70%, 6/1/2027 75,000 74,929
5.85%, 11/1/2027 35,000 35,854
5.15%, 6/1/2029 50,000 50,324
5.25%, 3/15/2030 50,000 50,289
Series G, 2.50%, 6/1/2031 100,000 86,170
5.45%, 6/1/2031 45,000 45,598
2.75%, 2/1/2032 100,000 85,144
5.95%, 11/1/2032 25,000 25,670
6.00%, 1/15/2034 177,000 182,626
5.20%, 6/1/2034 50,000 48,815
5.45%, 3/1/2035 25,000 24,754
Series 08-A, 5.95%,
2/1/2038 50,000 50,320
4.00%, 4/1/2047 200,000 149,340
Series C, 4.13%, 3/1/2048 200,000 150,551
Series B, 4.88%, 3/1/2049 300,000 249,951
3.65%, 2/1/2050 300,000 208,023
Series H, 3.65%, 6/1/2051 30,000 20,555
Series E, 5.45%, 6/1/2052 40,000 35,940
5.88%, 12/1/2053 40,000 38,371
5.75%, 4/15/2054 50,000 46,992
6.20%, 9/15/2055 50,000 49,847
Southern Co. (The),
3.25%, 7/1/2026 295,000 290,354
4.85%, 6/15/2028(b) 40,000 40,468
5.50%, 3/15/2029 50,000 51,565
5.20%, 6/15/2033(b) 40,000 40,094
5.70%, 3/15/2034 150,000 154,919
4.85%, 3/15/2035 50,000 48,392
4.40%, 7/1/2046(b) 200,000 165,439
Southwestern Electric Power
Co.,
Series K, 2.75%, 10/1/2026 200,000 194,614
5.30%, 4/1/2033 25,000 25,064
Series L, 3.85%, 2/1/2048 300,000 219,109
3.25%, 11/1/2051 100,000 65,008
Southwestern Public Service
Co.,
6.00%, 6/1/2054 25,000 25,296
Tampa Electric Co.,
4.90%, 3/1/2029 35,000 35,344
5.15%, 3/1/2035 25,000 24,808
4.10%, 6/15/2042 100,000 83,752
3.63%, 6/15/2050 40,000 28,941
5.00%, 7/15/2052 35,000 31,618
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Tucson Electric Power Co.,
3.25%, 5/15/2032 20,000 17,872
5.20%, 9/15/2034 25,000 24,840
5.50%, 4/15/2053(b) 100,000 95,597
5.90%, 4/15/2055 25,000 25,204
Union Electric Co.,
2.15%, 3/15/2032(b) 100,000 83,850
5.20%, 4/1/2034 50,000 50,322
5.25%, 4/15/2035 50,000 50,398
3.65%, 4/15/2045 250,000 191,219
5.45%, 3/15/2053 100,000 96,634
5.25%, 1/15/2054 25,000 23,402
5.13%, 3/15/2055 25,000 22,962
Virginia Electric and Power
Co.,
2.30%, 11/15/2031 50,000 43,069
5.00%, 4/1/2033 40,000 39,641
5.30%, 8/15/2033(b) 50,000 50,540
5.00%, 1/15/2034 25,000 24,694
5.05%, 8/15/2034(b) 250,000 247,309
5.15%, 3/15/2035 25,000 24,815
Series B, 4.20%, 5/15/2045 200,000 164,804
2.95%, 11/15/2051 50,000 31,124
Series C, 4.63%, 5/15/2052 40,000 33,771
5.45%, 4/1/2053(b) 90,000 86,154
5.70%, 8/15/2053(b) 50,000 49,256
5.35%, 1/15/2054 25,000 23,511
5.55%, 8/15/2054(b) 180,000 174,630
5.65%, 3/15/2055 25,000 24,560
Wisconsin Electric Power Co.,
1.70%, 6/15/2028 245,000 225,588
5.00%, 5/15/2029 25,000 25,447
4.75%, 9/30/2032 25,000 24,889
5.63%, 5/15/2033 59,000 61,824
4.60%, 10/1/2034 25,000 24,215
Wisconsin Power and Light
Co.,
3.95%, 9/1/2032 100,000 93,777
Xcel Energy, Inc.,
4.75%, 3/21/2028 25,000 25,094
3.40%, 6/1/2030(b) 150,000 140,081
4.60%, 6/1/2032 60,000 57,842
5.45%, 8/15/2033 100,000 100,440
5.50%, 3/15/2034(b) 50,000 50,206
5.60%, 4/15/2035 25,000 25,099
6.50%, 7/1/2036 177,000 189,269
38,773,267
Electrical Equipment 0.1%
Eaton Corp.,
3.10%, 9/15/2027 500,000 486,016
4.15%, 3/15/2033(b) 126,000 120,326
4.15%, 11/2/2042 100,000 85,786
Emerson Electric Co.,
2.00%, 12/21/2028 200,000 183,880
1.95%, 10/15/2030(b) 100,000 87,654
2.20%, 12/21/2031 100,000 86,234
5.00%, 3/15/2035(b) 25,000 25,167
2.80%, 12/21/2051 45,000 28,255
Regal Rexnord Corp.,
6.05%, 4/15/2028(b) 20,000 20,518
6.40%, 4/15/2033(b) 120,000 124,565

28 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Rockwell Automation, Inc.,
1.75%, 8/15/2031 50,000 42,345
2.80%, 8/15/2061 60,000 34,806
1,325,552
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc.,
5.41%, 7/1/2032(b) 30,000 30,453
5.60%, 5/29/2034 25,000 25,295
Amphenol Corp.,
5.05%, 4/5/2027 25,000 25,359
5.05%, 4/5/2029 25,000 25,507
2.80%, 2/15/2030(b) 250,000 230,853
2.20%, 9/15/2031 74,000 63,506
5.00%, 1/15/2035(b) 25,000 24,960
Arrow Electronics, Inc.,
5.15%, 8/21/2029 25,000 25,123
2.95%, 2/15/2032(b) 160,000 137,076
5.88%, 4/10/2034(b) 25,000 25,305
Avnet, Inc.,
6.25%, 3/15/2028 30,000 31,037
3.00%, 5/15/2031 100,000 87,406
5.50%, 6/1/2032 20,000 19,863
CDW LLC,
2.67%, 12/1/2026(b) 150,000 144,683
3.28%, 12/1/2028(b) 150,000 141,331
3.57%, 12/1/2031(b) 150,000 135,554
Corning, Inc.,
4.38%, 11/15/2057(b) 380,000 302,269
Flex Ltd.,
6.00%, 1/15/2028 20,000 20,556
5.25%, 1/15/2032 50,000 49,680
Jabil, Inc.,
1.70%, 4/15/2026(b) 140,000 135,971
4.25%, 5/15/2027 30,000 29,790
3.00%, 1/15/2031(b) 270,000 242,032
Keysight Technologies, Inc.,
3.00%, 10/30/2029 75,000 69,277
TD SYNNEX Corp.,
6.10%, 4/12/2034(b) 50,000 51,426
Teledyne Technologies, Inc.,
2.75%, 4/1/2031 110,000 98,008
2,172,320
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC,
2.06%, 12/15/2026(b) 345,000 332,326
3.34%, 12/15/2027(b) 285,000 278,492
3.14%, 11/7/2029(b) 85,000 80,016
5.13%, 9/15/2040(b) 200,000 194,349
Halliburton Co.,
6.70%, 9/15/2038 300,000 332,499
5.00%, 11/15/2045(b) 300,000 269,920
NOV, Inc.,
3.95%, 12/1/2042(b) 90,000 66,912
Schlumberger Investment SA,
2.65%, 6/26/2030(b) 300,000 270,749
1,825,263
Entertainment 0.2%
Electronic Arts, Inc.,
2.95%, 2/15/2051 72,000 45,669
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
NBCUniversal Media LLC,
5.95%, 4/1/2041 100,000 103,398
Netflix, Inc.,
4.88%, 4/15/2028(b) 300,000 304,325
5.88%, 11/15/2028(b) 400,000 418,334
4.90%, 8/15/2034(b) 106,000 106,077
Take-Two Interactive
Software, Inc.,
3.70%, 4/14/2027 45,000 44,262
4.95%, 3/28/2028(b) 80,000 80,772
5.40%, 6/12/2029 25,000 25,623
4.00%, 4/14/2032 55,000 51,491
5.60%, 6/12/2034 25,000 25,542
TWDC Enterprises 18 Corp.,
3.00%, 7/30/2046 150,000 102,223
Walt Disney Co. (The),
2.00%, 9/1/2029(b) 300,000 271,039
2.65%, 1/13/2031(b) 200,000 180,680
6.55%, 3/15/2033(b) 300,000 334,627
6.20%, 12/15/2034(b) 245,000 269,348
6.65%, 11/15/2037 150,000 170,252
3.50%, 5/13/2040(b) 100,000 81,143
5.40%, 10/1/2043(b) 300,000 297,185
2.75%, 9/1/2049 300,000 188,555
4.70%, 3/23/2050(b) 200,000 178,650
3.60%, 1/13/2051(b) 100,000 73,706
3.80%, 5/13/2060 130,000 95,225
Warnermedia Holdings, Inc.,
3.76%, 3/15/2027 450,000 438,911
4.05%, 3/15/2029 130,000 122,428
4.28%, 3/15/2032(b) 230,000 202,639
5.05%, 3/15/2042(b) 580,000 463,886
5.14%, 3/15/2052(b) 750,000 546,748
5.39%, 3/15/2062 100,000 72,389
5,295,127
Financial Services 0.4%
Apollo Global Management,
Inc.,
6.38%, 11/15/2033 25,000 27,062
5.80%, 5/21/2054 50,000 49,403
Berkshire Hathaway, Inc.,
4.50%, 2/11/2043(b) 250,000 233,545
Block Financial LLC,
2.50%, 7/15/2028 105,000 97,144
Corebridge Financial, Inc.,
3.65%, 4/5/2027(b) 50,000 49,124
3.85%, 4/5/2029 50,000 48,344
3.90%, 4/5/2032(b) 150,000 138,664
6.05%, 9/15/2033(b) 50,000 52,170
5.75%, 1/15/2034(b) 25,000 25,656
4.35%, 4/5/2042 50,000 41,811
4.40%, 4/5/2052(b) 210,000 168,071
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(d) 76,000 77,668
Enact Holdings, Inc.,
6.25%, 5/28/2029 50,000 51,300
Equitable Holdings, Inc.,
4.35%, 4/20/2028 650,000 644,419
5.59%, 1/11/2033 150,000 154,215

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Essent Group Ltd.,
6.25%, 7/1/2029 25,000 25,751
Fidelity National Information
Services, Inc.,
1.65%, 3/1/2028(b) 110,000 101,305
2.25%, 3/1/2031 86,000 74,604
3.10%, 3/1/2041(b) 75,000 54,824
Fiserv, Inc.,
3.20%, 7/1/2026 300,000 295,210
5.15%, 3/15/2027 50,000 50,489
2.25%, 6/1/2027(b) 400,000 381,537
5.45%, 3/2/2028 60,000 61,361
5.38%, 8/21/2028 50,000 51,144
3.50%, 7/1/2029 300,000 285,301
4.75%, 3/15/2030 50,000 49,883
2.65%, 6/1/2030 215,000 193,551
5.35%, 3/15/2031 50,000 51,271
5.60%, 3/2/2033 40,000 41,103
5.63%, 8/21/2033 50,000 51,475
5.45%, 3/15/2034 50,000 50,687
5.15%, 8/12/2034(b) 50,000 49,592
4.40%, 7/1/2049(b) 200,000 164,818
Global Payments, Inc.,
2.15%, 1/15/2027 90,000 86,193
4.45%, 6/1/2028(b) 300,000 298,056
3.20%, 8/15/2029(b) 150,000 140,435
5.30%, 8/15/2029 45,000 45,691
2.90%, 5/15/2030(b) 78,000 70,716
2.90%, 11/15/2031 155,000 135,784
5.95%, 8/15/2052(b) 30,000 29,027
HA Sustainable Infrastructure
Capital, Inc.,
6.38%, 7/1/2034(b)(c) 50,000 49,420
Jackson Financial, Inc.,
3.13%, 11/23/2031(b) 200,000 173,977
Mastercard, Inc.,
3.30%, 3/26/2027 60,000 59,032
4.10%, 1/15/2028(b) 40,000 39,922
4.88%, 3/9/2028 40,000 40,747
2.95%, 6/1/2029(b) 200,000 189,873
3.35%, 3/26/2030 220,000 209,311
2.00%, 11/18/2031(b) 300,000 255,883
4.35%, 1/15/2032 50,000 49,108
4.95%, 3/15/2032(b) 50,000 50,872
4.85%, 3/9/2033(b) 50,000 50,421
4.88%, 5/9/2034(b) 50,000 50,128
4.55%, 1/15/2035 45,000 43,855
3.80%, 11/21/2046 100,000 79,806
3.85%, 3/26/2050 162,000 128,284
National Rural Utilities
Cooperative Finance Corp.,
5.60%, 11/13/2026 25,000 25,463
4.80%, 2/5/2027 25,000 25,232
5.10%, 5/6/2027 25,000 25,360
4.80%, 3/15/2028 125,000 126,569
5.05%, 9/15/2028 25,000 25,446
4.85%, 2/7/2029 25,000 25,269
3.70%, 3/15/2029 100,000 97,230
5.15%, 6/15/2029 50,000 51,050
2.40%, 3/15/2030(b) 185,000 167,104
5.00%, 2/7/2031 25,000 25,470
Series C, 8.00%, 3/1/2032 159,000 187,536
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp.,
2.75%, 4/15/2032 50,000 43,518
4.15%, 12/15/2032 30,000 28,360
5.80%, 1/15/2033 50,000 52,358
5.00%, 8/15/2034 25,000 24,825
NMI Holdings, Inc.,
6.00%, 8/15/2029 25,000 25,311
ORIX Corp.,
5.00%, 9/13/2027 40,000 40,438
4.65%, 9/10/2029 25,000 24,985
4.00%, 4/13/2032(b) 50,000 46,891
5.20%, 9/13/2032(b) 40,000 40,459
5.40%, 2/25/2035(b) 50,000 50,285
PayPal Holdings, Inc.,
2.85%, 10/1/2029(b) 170,000 158,514
2.30%, 6/1/2030(b) 100,000 89,458
4.40%, 6/1/2032(b) 60,000 58,453
5.15%, 6/1/2034(b) 50,000 50,218
5.10%, 4/1/2035 25,000 24,863
3.25%, 6/1/2050(b) 120,000 80,795
5.05%, 6/1/2052 60,000 54,689
5.50%, 6/1/2054(b) 50,000 48,317
5.25%, 6/1/2062(b) 60,000 54,708
Radian Group, Inc.,
6.20%, 5/15/2029(b) 50,000 51,572
Shell International Finance
BV,
2.88%, 5/10/2026(b) 500,000 492,668
6.38%, 12/15/2038(b) 250,000 277,006
2.88%, 11/26/2041(b) 50,000 36,087
3.00%, 11/26/2051 100,000 64,931
Visa, Inc.,
2.05%, 4/15/2030(b) 160,000 143,604
1.10%, 2/15/2031(b) 300,000 250,496
4.30%, 12/14/2045 300,000 261,550
2.00%, 8/15/2050 300,000 164,558
Voya Financial, Inc.,
3.65%, 6/15/2026 250,000 247,144
Western Union Co. (The),
6.20%, 11/17/2036 150,000 152,680
Woodside Finance Ltd.,
5.10%, 9/12/2034(b) 75,000 72,765
5.70%, 9/12/2054 75,000 69,953
10,233,231
Food Products 0.4%
Archer-Daniels-Midland Co.,
2.90%, 3/1/2032 20,000 17,748
4.02%, 4/16/2043(b) 172,000 143,780
2.70%, 9/15/2051 80,000 48,894
Bunge Ltd. Finance Corp.,
4.10%, 1/7/2028 25,000 24,731
4.20%, 9/17/2029 25,000 24,572
2.75%, 5/14/2031(b) 100,000 88,610
4.65%, 9/17/2034(b) 125,000 120,847
Campbell's Co. (The),
5.20%, 3/19/2027(b) 50,000 50,622
4.15%, 3/15/2028(b) 500,000 494,856
5.20%, 3/21/2029(b) 50,000 50,762
5.40%, 3/21/2034 50,000 50,378
4.75%, 3/23/2035(b) 50,000 47,907

30 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell’s Co. (The),
5.25%, 10/13/2054(b) 25,000 22,766
Conagra Brands, Inc.,
5.30%, 10/1/2026 50,000 50,488
7.00%, 10/1/2028 221,000 236,597
5.30%, 11/1/2038(b) 250,000 237,882
5.40%, 11/1/2048(b) 50,000 45,512
General Mills, Inc.,
4.70%, 1/30/2027(b) 50,000 50,158
4.20%, 4/17/2028(b) 500,000 495,058
5.50%, 10/17/2028(b) 55,000 56,654
4.88%, 1/30/2030 50,000 50,188
2.25%, 10/14/2031(b) 100,000 85,440
4.95%, 3/29/2033(b) 30,000 29,688
5.25%, 1/30/2035(b) 50,000 50,014
3.00%, 2/1/2051(b) 100,000 64,142
Hershey Co. (The),
2.45%, 11/15/2029 250,000 229,652
4.75%, 2/24/2030 50,000 50,595
4.95%, 2/24/2032 50,000 50,545
5.10%, 2/24/2035 50,000 50,400
Hormel Foods Corp.,
4.80%, 3/30/2027 45,000 45,415
1.70%, 6/3/2028(b) 200,000 184,559
3.05%, 6/3/2051 200,000 131,830
Ingredion, Inc.,
2.90%, 6/1/2030 200,000 183,553
J M Smucker Co. (The),
5.90%, 11/15/2028 75,000 78,419
2.13%, 3/15/2032 100,000 83,281
6.20%, 11/15/2033 75,000 79,863
4.25%, 3/15/2035(b) 300,000 277,783
6.50%, 11/15/2043(b) 40,000 43,013
6.50%, 11/15/2053(b) 25,000 27,049
JBS USA Holding Lux Sarl,
5.13%, 2/1/2028 100,000 101,016
5.50%, 1/15/2030 88,000 89,397
3.00%, 5/15/2032 200,000 172,052
5.75%, 4/1/2033(b) 73,000 74,156
6.75%, 3/15/2034 140,000 151,139
4.38%, 2/2/2052 100,000 77,628
6.50%, 12/1/2052 100,000 103,584
7.25%, 11/15/2053 100,000 112,753
JBS USA LUX Sarl,
5.95%, 4/20/2035(b)(c) 150,000 154,170
6.38%, 2/25/2055(b)(c) 25,000 25,547
Kellanova,
5.25%, 3/1/2033 30,000 30,412
4.50%, 4/1/2046 150,000 129,021
5.75%, 5/16/2054 25,000 25,155
Kraft Heinz Foods Co.,
3.00%, 6/1/2026 200,000 196,458
5.20%, 3/15/2032(b) 50,000 50,553
5.40%, 3/15/2035(b) 50,000 50,398
5.00%, 6/4/2042(b) 250,000 227,845
4.38%, 6/1/2046 400,000 326,945
4.88%, 10/1/2049(b) 100,000 86,552
5.50%, 6/1/2050 200,000 188,810
McCormick & Co., Inc.,
3.40%, 8/15/2027(b) 100,000 97,752
4.95%, 4/15/2033(b) 100,000 98,855
4.70%, 10/15/2034 25,000 23,917
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mead Johnson Nutrition Co.,
4.60%, 6/1/2044 50,000 43,911
Mondelez International, Inc.,
4.75%, 2/20/2029(b) 50,000 50,579
2.75%, 4/13/2030 92,000 83,985
1.50%, 2/4/2031 70,000 58,698
4.75%, 8/28/2034(b) 50,000 48,905
2.63%, 9/4/2050 40,000 23,772
Pilgrim's Pride Corp.,
4.25%, 4/15/2031(b) 100,000 93,916
6.25%, 7/1/2033 45,000 46,581
6.88%, 5/15/2034(b) 100,000 107,717
Tyson Foods, Inc.,
3.55%, 6/2/2027(b) 100,000 98,020
5.40%, 3/15/2029 50,000 51,136
5.70%, 3/15/2034(b) 50,000 51,234
4.55%, 6/2/2047 100,000 83,897
5.10%, 9/28/2048(b) 250,000 225,627
Unilever Capital Corp.,
2.00%, 7/28/2026(b) 100,000 97,279
1.38%, 9/14/2030(b) 165,000 140,360
5.90%, 11/15/2032(b) 206,000 222,587
4.63%, 8/12/2034(b) 100,000 98,344
2.63%, 8/12/2051 200,000 123,184
8,498,098
Gas Utilities 0.1%
Atmos Energy Corp.,
3.00%, 6/15/2027 500,000 485,887
5.90%, 11/15/2033 50,000 52,914
4.13%, 10/15/2044 74,000 61,340
4.30%, 10/1/2048 100,000 82,847
3.38%, 9/15/2049 160,000 111,444
5.75%, 10/15/2052 30,000 30,133
5.00%, 12/15/2054(b) 60,000 54,248
CenterPoint Energy
Resources Corp.,
5.25%, 3/1/2028(b) 140,000 142,714
4.40%, 7/1/2032 40,000 38,313
5.40%, 3/1/2033 100,000 101,738
5.40%, 7/1/2034 100,000 101,012
National Fuel Gas Co.,
5.50%, 10/1/2026 20,000 20,205
ONE Gas, Inc.,
4.66%, 2/1/2044 250,000 223,104
Piedmont Natural Gas Co.,
Inc.,
5.40%, 6/15/2033 20,000 20,259
5.10%, 2/15/2035 25,000 24,760
3.35%, 6/1/2050 150,000 100,458
Southern California Gas Co.,
2.95%, 4/15/2027(b) 80,000 77,678
5.20%, 6/1/2033 40,000 39,912
5.05%, 9/1/2034 50,000 49,378
6.35%, 11/15/2052 10,000 10,702
5.75%, 6/1/2053 40,000 39,215
5.60%, 4/1/2054(b) 25,000 24,252
Southwest Gas Corp.,
5.80%, 12/1/2027 100,000 102,802
4.05%, 3/15/2032 100,000 93,513
3.18%, 8/15/2051 90,000 57,730

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Washington Gas Light Co.,
3.65%, 9/15/2049 100,000 73,873
2,220,431
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC,
3.25%, 6/15/2027 300,000 294,205
4.90%, 4/1/2044 102,000 94,797
4.55%, 9/1/2044 250,000 221,532
3.90%, 8/1/2046(b) 200,000 159,463
4.05%, 6/15/2048(b) 250,000 201,842
3.55%, 2/15/2050 250,000 183,467
2.88%, 6/15/2052 25,000 15,707
4.45%, 1/15/2053 300,000 253,921
5.20%, 4/15/2054(b) 100,000 95,182
5.50%, 3/15/2055 90,000 89,661
Canadian National Railway
Co.,
6.90%, 7/15/2028(b) 242,000 259,672
3.85%, 8/5/2032 40,000 37,357
4.38%, 9/18/2034(b) 50,000 47,461
6.20%, 6/1/2036 236,000 255,794
2.45%, 5/1/2050 85,000 50,025
4.40%, 8/5/2052(b) 35,000 29,669
Canadian Pacific Railway Co.,
2.88%, 11/15/2029(b) 160,000 148,316
4.80%, 3/30/2030 50,000 50,186
2.45%, 12/2/2031(b) 35,000 30,180
5.20%, 3/30/2035 50,000 50,006
5.95%, 5/15/2037 250,000 261,436
3.00%, 12/2/2041(b) 25,000 18,049
3.10%, 12/2/2051 30,000 19,525
4.20%, 11/15/2069 115,000 84,723
6.13%, 9/15/2115 100,000 101,332
CSX Corp.,
4.25%, 3/15/2029 100,000 99,223
4.10%, 11/15/2032(b) 40,000 38,209
5.20%, 11/15/2033(b) 100,000 102,009
5.05%, 6/15/2035 50,000 49,797
4.10%, 3/15/2044 250,000 208,519
4.30%, 3/1/2048 250,000 208,669
4.50%, 3/15/2049 150,000 128,831
3.95%, 5/1/2050 100,000 78,846
4.50%, 11/15/2052(b) 40,000 34,170
4.50%, 8/1/2054 150,000 127,483
4.65%, 3/1/2068 40,000 33,250
Norfolk Southern Corp.,
2.55%, 11/1/2029(b) 100,000 91,590
5.05%, 8/1/2030 90,000 91,887
3.00%, 3/15/2032 55,000 48,923
4.45%, 3/1/2033 200,000 193,248
5.55%, 3/15/2034(b) 50,000 51,923
4.45%, 6/15/2045 200,000 171,531
3.40%, 11/1/2049 170,000 119,275
2.90%, 8/25/2051 100,000 62,590
3.70%, 3/15/2053 40,000 29,109
4.55%, 6/1/2053 45,000 38,149
5.35%, 8/1/2054(b) 70,000 67,203
3.16%, 5/15/2055 250,000 160,157
5.95%, 3/15/2064(b) 75,000 77,284
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ryder System, Inc.,
1.75%, 9/1/2026 165,000 158,395
2.90%, 12/1/2026 270,000 262,579
2.85%, 3/1/2027 25,000 24,186
4.30%, 6/15/2027 25,000 24,835
5.65%, 3/1/2028 40,000 41,099
5.25%, 6/1/2028 40,000 40,703
6.30%, 12/1/2028 25,000 26,368
5.38%, 3/15/2029(b) 25,000 25,577
6.60%, 12/1/2033 25,000 27,221
Uber Technologies, Inc.,
4.80%, 9/15/2034(b) 106,000 102,948
5.35%, 9/15/2054 110,000 102,752
Union Pacific Corp.,
2.15%, 2/5/2027 55,000 52,955
3.95%, 9/10/2028(b) 500,000 494,115
2.38%, 5/20/2031(b) 200,000 176,903
4.50%, 1/20/2033 100,000 98,216
5.10%, 2/20/2035(b) 50,000 50,431
3.60%, 9/15/2037 100,000 85,906
3.20%, 5/20/2041 100,000 76,069
4.05%, 11/15/2045 220,000 180,009
4.05%, 3/1/2046 40,000 32,640
2.95%, 3/10/2052(b) 335,000 214,379
4.95%, 5/15/2053(b) 100,000 92,035
5.60%, 12/1/2054 50,000 50,217
3.95%, 8/15/2059 300,000 223,356
3.84%, 3/20/2060 400,000 290,389
8,319,666
Health Care Equipment & Supplies 0.3%
Abbott Laboratories,
3.75%, 11/30/2026(b) 298,000 296,313
1.15%, 1/30/2028(b) 90,000 83,259
1.40%, 6/30/2030(b) 95,000 82,255
4.75%, 11/30/2036 150,000 147,644
6.00%, 4/1/2039 50,000 54,967
5.30%, 5/27/2040 200,000 204,287
4.90%, 11/30/2046 250,000 236,577
Baxter International, Inc.,
2.60%, 8/15/2026 460,000 447,454
1.92%, 2/1/2027 180,000 171,691
2.27%, 12/1/2028(b) 190,000 174,557
2.54%, 2/1/2032(b) 300,000 257,299
3.13%, 12/1/2051 30,000 19,059
Becton Dickinson & Co.,
3.70%, 6/6/2027 326,000 320,281
4.69%, 2/13/2028(b) 65,000 65,245
5.08%, 6/7/2029 50,000 50,745
1.96%, 2/11/2031 96,000 81,852
4.30%, 8/22/2032 40,000 38,276
4.67%, 6/6/2047 200,000 172,928
3.79%, 5/20/2050(b) 91,000 68,254
Boston Scientific Corp.,
2.65%, 6/1/2030(b) 300,000 273,358
4.70%, 3/1/2049(b) 100,000 89,836
DH Europe Finance II Sarl,
2.60%, 11/15/2029(b) 100,000 92,258
3.25%, 11/15/2039 100,000 79,341
3.40%, 11/15/2049(b) 140,000 100,299

32 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc.,
5.65%, 11/15/2027 200,000 205,361
4.80%, 8/14/2029(b) 40,000 40,123
5.91%, 11/22/2032(b) 300,000 316,625
6.38%, 11/22/2052 100,000 108,473
Koninklijke Philips NV,
5.00%, 3/15/2042 100,000 92,050
Medtronic Global Holdings
SCA,
4.25%, 3/30/2028 35,000 34,973
4.50%, 3/30/2033 60,000 58,626
Medtronic, Inc.,
4.38%, 3/15/2035(b) 350,000 336,525
4.63%, 3/15/2045(b) 172,000 154,367
Smith & Nephew plc,
2.03%, 10/14/2030 96,000 82,890
Solventum Corp.,
5.45%, 2/25/2027 50,000 50,720
5.40%, 3/1/2029 85,000 86,709
5.45%, 3/13/2031(b) 100,000 101,877
5.60%, 3/23/2034(b) 100,000 101,367
5.90%, 4/30/2054(b) 100,000 98,909
6.00%, 5/15/2064 100,000 98,183
STERIS Irish FinCo. UnLtd
Co.,
2.70%, 3/15/2031 150,000 132,987
Stryker Corp.,
4.55%, 2/10/2027(b) 50,000 50,068
4.70%, 2/10/2028 50,000 50,325
4.85%, 12/8/2028 25,000 25,324
4.25%, 9/11/2029 50,000 49,393
4.85%, 2/10/2030(b) 50,000 50,496
1.95%, 6/15/2030(b) 80,000 70,168
5.20%, 2/10/2035 50,000 50,483
4.63%, 3/15/2046 200,000 178,155
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/2027 25,000 25,075
5.35%, 12/1/2028(b) 50,000 51,132
5.05%, 2/19/2030 25,000 25,263
2.60%, 11/24/2031(b) 200,000 174,815
5.20%, 9/15/2034(b) 50,000 49,826
5.50%, 2/19/2035 25,000 25,441
4.45%, 8/15/2045 150,000 127,030
6,711,794
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp.,
4.27%, 8/15/2048 57,000 48,740
Series 2020, 3.01%,
6/15/2050 66,000 43,907
Aetna, Inc.,
6.63%, 6/15/2036 50,000 53,319
6.75%, 12/15/2037 100,000 107,587
Allina Health System,
Series 2019, 3.89%,
4/15/2049 50,000 38,811
Ascension Health,
Series B, 3.11%, 11/15/2039 218,000 170,855
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Banner Health,
Series 2020, 3.18%,
1/1/2050 39,000 26,884
Baylor Scott & White Holdings,
Series 2021, 2.84%,
11/15/2050 86,000 55,427
Cardinal Health, Inc.,
4.70%, 11/15/2026 25,000 25,103
3.41%, 6/15/2027(b) 100,000 97,804
5.13%, 2/15/2029(b) 25,000 25,403
5.00%, 11/15/2029 25,000 25,204
5.35%, 11/15/2034 25,000 25,090
4.37%, 6/15/2047(b) 200,000 164,403
Cencora, Inc.,
4.85%, 12/15/2029 25,000 25,124
4.30%, 12/15/2047(b) 200,000 162,030
Centene Corp.,
4.25%, 12/15/2027(b) 400,000 390,311
2.45%, 7/15/2028 400,000 364,995
3.38%, 2/15/2030(b) 300,000 271,319
3.00%, 10/15/2030 400,000 349,851
Cigna Group (The),
3.05%, 10/15/2027(b) 400,000 387,025
4.38%, 10/15/2028(b) 300,000 297,710
5.00%, 5/15/2029(b) 50,000 50,674
2.38%, 3/15/2031(b) 110,000 95,979
5.13%, 5/15/2031 50,000 50,753
5.40%, 3/15/2033(b) 60,000 61,086
5.25%, 2/15/2034 50,000 50,268
4.80%, 8/15/2038 200,000 186,881
4.80%, 7/15/2046(b) 250,000 218,003
4.90%, 12/15/2048(b) 500,000 435,458
3.40%, 3/15/2051(b) 150,000 100,441
5.60%, 2/15/2054(b) 50,000 47,600
Cleveland Clinic Foundation
(The),
4.86%, 1/1/2114(b) 30,000 25,869
CommonSpirit Health,
2.78%, 10/1/2030 77,000 69,243
5.32%, 12/1/2034 110,000 108,902
3.82%, 10/1/2049 108,000 80,607
4.19%, 10/1/2049 37,000 28,777
3.91%, 10/1/2050 149,000 109,994
6.46%, 11/1/2052 91,000 96,826
CVS Health Corp.,
2.88%, 6/1/2026 400,000 391,966
4.30%, 3/25/2028(b) 502,000 495,947
5.00%, 1/30/2029(b) 80,000 80,372
5.40%, 6/1/2029 100,000 101,881
3.25%, 8/15/2029(b) 150,000 140,066
5.13%, 2/21/2030(b) 80,000 80,520
1.75%, 8/21/2030(b) 210,000 177,953
5.25%, 1/30/2031 65,000 65,626
1.88%, 2/28/2031 210,000 175,629
5.55%, 6/1/2031 100,000 102,076
2.13%, 9/15/2031(b) 10,000 8,334
5.25%, 2/21/2033 80,000 78,991
5.30%, 6/1/2033(b) 80,000 79,222
5.70%, 6/1/2034 100,000 101,551
4.88%, 7/20/2035 200,000 187,950
4.78%, 3/25/2038 400,000 358,900
4.13%, 4/1/2040 100,000 81,315

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
6.00%, 6/1/2044 100,000 97,699
5.13%, 7/20/2045 300,000 261,553
5.05%, 3/25/2048 600,000 512,007
4.25%, 4/1/2050 85,000 63,590
5.63%, 2/21/2053(b) 80,000 73,140
5.88%, 6/1/2053(b) 80,000 75,522
6.05%, 6/1/2054(b) 100,000 97,023
6.00%, 6/1/2063(b) 80,000 75,488
Elevance Health, Inc.,
4.50%, 10/30/2026 30,000 30,007
3.65%, 12/1/2027(b) 300,000 294,196
5.15%, 6/15/2029 45,000 45,914
4.75%, 2/15/2030 30,000 30,160
2.25%, 5/15/2030(b) 200,000 178,142
4.95%, 11/1/2031 75,000 75,186
4.10%, 5/15/2032 40,000 37,917
5.50%, 10/15/2032(b) 100,000 103,385
4.75%, 2/15/2033(b) 120,000 117,370
5.38%, 6/15/2034 150,000 151,889
5.20%, 2/15/2035(b) 70,000 70,226
4.63%, 5/15/2042 250,000 220,523
5.10%, 1/15/2044 50,000 46,215
4.65%, 8/15/2044 100,000 87,042
4.38%, 12/1/2047(b) 300,000 246,082
3.60%, 3/15/2051 200,000 141,765
4.55%, 5/15/2052(b) 40,000 32,890
5.13%, 2/15/2053(b) 150,000 134,564
5.65%, 6/15/2054(b) 50,000 48,225
5.70%, 2/15/2055(b) 40,000 38,991
5.85%, 11/1/2064 75,000 73,435
Hackensack Meridian Health,
Inc.,
Series 2020, 2.88%,
9/1/2050 117,000 75,319
HCA, Inc.,
5.25%, 6/15/2026(b) 350,000 351,023
5.38%, 9/1/2026(b) 220,000 221,209
3.13%, 3/15/2027(b) 30,000 29,135
5.20%, 6/1/2028(b) 40,000 40,493
4.13%, 6/15/2029 250,000 242,745
3.50%, 9/1/2030(b) 500,000 463,681
2.38%, 7/15/2031 50,000 42,540
5.50%, 3/1/2032 40,000 40,388
3.63%, 3/15/2032(b) 375,000 339,011
5.50%, 6/1/2033(b) 80,000 80,299
5.60%, 4/1/2034 55,000 55,305
5.45%, 9/15/2034(b) 150,000 148,698
5.75%, 3/1/2035 100,000 100,900
5.50%, 6/15/2047 160,000 147,341
5.25%, 6/15/2049(b) 80,000 70,400
3.50%, 7/15/2051 120,000 79,131
4.63%, 3/15/2052(b) 330,000 262,718
5.90%, 6/1/2053(b) 75,000 71,678
6.00%, 4/1/2054(b) 95,000 91,915
5.95%, 9/15/2054(b) 55,000 52,831
6.10%, 4/1/2064(b) 75,000 72,471
Humana, Inc.,
1.35%, 2/3/2027 280,000 263,733
5.75%, 3/1/2028(b) 60,000 61,674
5.75%, 12/1/2028 25,000 25,813
3.70%, 3/23/2029 100,000 95,809
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Humana, Inc.,
5.38%, 4/15/2031 50,000 50,389
2.15%, 2/3/2032(b) 215,000 176,545
5.88%, 3/1/2033 100,000 102,239
5.95%, 3/15/2034 100,000 102,328
3.95%, 8/15/2049 150,000 109,058
5.75%, 4/15/2054(b) 74,000 68,750
Johns Hopkins Health System
Corp. (The),
3.84%, 5/15/2046 20,000 15,897
Kaiser Foundation Hospitals,
Series 2021, 2.81%,
6/1/2041(b) 86,000 61,670
4.88%, 4/1/2042(b) 250,000 232,653
Series 2019, 3.27%,
11/1/2049 122,000 85,677
Laboratory Corp. of America
Holdings,
1.55%, 6/1/2026 35,000 33,808
2.95%, 12/1/2029(b) 250,000 231,317
4.35%, 4/1/2030 50,000 48,988
4.55%, 4/1/2032 50,000 48,669
4.80%, 10/1/2034(b) 50,000 48,143
4.70%, 2/1/2045(b) 75,000 65,096
Mass General Brigham, Inc.,
Series 2017, 3.77%,
7/1/2048 43,000 33,472
Series 2020, 3.19%,
7/1/2049(b) 100,000 68,866
Mayo Clinic,
Series 2021, 3.20%,
11/15/2061 79,000 51,396
McKesson Corp.,
1.30%, 8/15/2026(b) 100,000 96,038
3.95%, 2/16/2028 250,000 246,849
4.25%, 9/15/2029(b) 25,000 24,762
Memorial Sloan-Kettering
Cancer Center,
Series 2020, 2.96%,
1/1/2050 57,000 37,636
4.13%, 7/1/2052(b) 50,000 40,371
Mount Sinai Hospital (The),
Series 2017, 3.98%,
7/1/2048(b) 33,000 24,263
New York and Presbyterian
Hospital (The),
2.61%, 8/1/2060 250,000 138,014
Northwell Healthcare, Inc.,
3.98%, 11/1/2046 150,000 115,671
4.26%, 11/1/2047(b) 35,000 28,166
Novant Health, Inc.,
3.17%, 11/1/2051 130,000 85,875
Orlando Health Obligated
Group,
5.48%, 10/1/2035 35,000 35,704
PeaceHealth Obligated Group,
Series 2018, 4.79%,
11/15/2048 100,000 85,551
Providence St Joseph Health
Obligated Group,
Series A, 3.93%, 10/1/2048 38,000 28,954

34 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Providence St Joseph Health
Obligated Group,
Series 21A, 2.70%,
10/1/2051 151,000 87,847
Quest Diagnostics, Inc.,
4.60%, 12/15/2027 25,000 25,128
4.20%, 6/30/2029 100,000 98,394
4.63%, 12/15/2029(b) 25,000 24,884
2.95%, 6/30/2030 75,000 68,912
5.00%, 12/15/2034(b) 100,000 98,439
Stanford Health Care,
Series 2018, 3.80%,
11/15/2048 30,000 23,442
Sutter Health,
Series 2018, 3.70%,
8/15/2028 40,000 38,889
Series 2018, 4.09%,
8/15/2048 50,000 40,292
Series 20A, 3.36%,
8/15/2050(b) 134,000 93,790
Trinity Health Corp.,
Series 2019, 3.43%,
12/1/2048 62,000 46,676
UnitedHealth Group, Inc.,
1.15%, 5/15/2026(b) 120,000 115,877
4.75%, 7/15/2026 40,000 40,266
3.38%, 4/15/2027 200,000 196,620
4.60%, 4/15/2027 55,000 55,364
3.70%, 5/15/2027 55,000 54,351
2.95%, 10/15/2027(b) 200,000 193,554
5.25%, 2/15/2028 45,000 46,148
4.25%, 1/15/2029 120,000 119,266
4.70%, 4/15/2029(b) 50,000 50,441
4.00%, 5/15/2029 100,000 98,279
4.80%, 1/15/2030 125,000 126,412
5.30%, 2/15/2030 300,000 309,653
4.90%, 4/15/2031(b) 75,000 75,941
2.30%, 5/15/2031(b) 75,000 65,633
4.95%, 1/15/2032 200,000 201,408
4.20%, 5/15/2032 140,000 134,603
5.35%, 2/15/2033(b) 60,000 61,518
4.50%, 4/15/2033 120,000 116,048
5.00%, 4/15/2034 75,000 74,604
5.15%, 7/15/2034(b) 200,000 201,354
4.63%, 7/15/2035(b) 105,000 101,754
5.80%, 3/15/2036 300,000 316,526
3.50%, 8/15/2039 100,000 81,373
3.05%, 5/15/2041 180,000 132,545
3.95%, 10/15/2042 250,000 204,833
5.50%, 7/15/2044 200,000 197,012
4.75%, 7/15/2045 250,000 223,428
4.25%, 6/15/2048 300,000 243,469
3.70%, 8/15/2049 200,000 147,011
3.25%, 5/15/2051 60,000 40,106
4.75%, 5/15/2052(b) 200,000 172,894
5.88%, 2/15/2053 145,000 147,067
5.05%, 4/15/2053(b) 120,000 108,669
5.38%, 4/15/2054(b) 275,000 261,265
5.63%, 7/15/2054(b) 200,000 196,321
3.88%, 8/15/2059 100,000 71,656
3.13%, 5/15/2060 100,000 60,612
4.95%, 5/15/2062 100,000 86,838
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
6.05%, 2/15/2063(b) 190,000 195,732
5.20%, 4/15/2063(b) 80,000 72,309
5.50%, 4/15/2064(b) 75,000 71,044
5.75%, 7/15/2064(b) 170,000 167,201
Universal Health Services,
Inc.,
1.65%, 9/1/2026 100,000 95,713
4.63%, 10/15/2029 50,000 48,694
2.65%, 1/15/2032(b) 100,000 83,680
5.05%, 10/15/2034(b) 30,000 28,443
Willis-Knighton Medical
Center,
Series 2018, 4.81%,
9/1/2048 41,000 35,626
23,867,637
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc.,
1.88%, 2/1/2033 300,000 236,405
5.50%, 10/1/2035(b) 50,000 50,222
4.85%, 4/15/2049 300,000 257,008
3.55%, 3/15/2052(b) 70,000 47,838
5.15%, 4/15/2053 70,000 62,191
5.63%, 5/15/2054(b) 50,000 47,683
DOC DR LLC,
2.63%, 11/1/2031 50,000 43,264
Healthcare Realty Holdings
LP,
3.10%, 2/15/2030(b) 250,000 229,394
Healthpeak OP LLC,
1.35%, 2/1/2027 60,000 56,571
3.50%, 7/15/2029 125,000 118,591
3.00%, 1/15/2030 180,000 165,774
5.25%, 12/15/2032 85,000 85,359
Omega Healthcare Investors,
Inc.,
4.50%, 4/1/2027 550,000 547,399
3.63%, 10/1/2029(b) 100,000 93,504
Sabra Health Care LP,
3.90%, 10/15/2029 50,000 46,973
3.20%, 12/1/2031 100,000 86,844
Ventas Realty LP,
4.00%, 3/1/2028 250,000 245,756
4.40%, 1/15/2029 82,000 80,880
3.00%, 1/15/2030 100,000 91,830
2.50%, 9/1/2031 100,000 86,479
5.63%, 7/1/2034 25,000 25,444
5.00%, 1/15/2035 75,000 72,535
Welltower OP LLC,
4.25%, 4/1/2026 50,000 49,858
2.05%, 1/15/2029 70,000 63,595
3.10%, 1/15/2030 100,000 92,893
2.75%, 1/15/2031(b) 300,000 267,576
2.75%, 1/15/2032(b) 200,000 174,214
3,426,080
Health Care Technology 0.0%
†
IQVIA, Inc.,
6.25%, 2/1/2029(b) 88,000 91,633

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP,
Series H, 3.38%,
12/15/2029(b) 100,000 92,925
Series J, 2.90%,
12/15/2031(b) 80,000 69,361
5.70%, 7/1/2034(b) 25,000 25,013
5.50%, 4/15/2035(b) 25,000 24,496
211,795
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc.,
4.63%, 4/13/2030(b) 200,000 200,420
Choice Hotels International,
Inc.,
5.85%, 8/1/2034 50,000 50,105
Darden Restaurants, Inc.,
4.35%, 10/15/2027 25,000 24,816
4.55%, 10/15/2029 25,000 24,696
6.30%, 10/10/2033(b) 50,000 52,984
Expedia Group, Inc.,
3.80%, 2/15/2028(b) 200,000 195,034
3.25%, 2/15/2030(b) 165,000 153,798
5.40%, 2/15/2035(b) 50,000 49,797
Hyatt Hotels Corp.,
5.05%, 3/30/2028 25,000 25,111
5.25%, 6/30/2029 25,000 25,243
5.75%, 4/23/2030(f) 50,000 51,388
5.38%, 12/15/2031 45,000 44,822
5.75%, 3/30/2032 25,000 25,134
5.50%, 6/30/2034(b) 25,000 24,539
Las Vegas Sands Corp.,
3.50%, 8/18/2026(b) 72,000 70,608
5.90%, 6/1/2027(b) 25,000 25,403
6.00%, 8/15/2029 25,000 25,553
Marriott International, Inc.,
5.00%, 10/15/2027(b) 55,000 55,685
5.55%, 10/15/2028 50,000 51,427
Series FF, 4.63%,
6/15/2030(b) 92,000 91,287
Series HH, 2.85%,
4/15/2031(b) 200,000 177,846
5.10%, 4/15/2032(b) 25,000 24,911
Series GG, 3.50%,
10/15/2032(b) 200,000 178,336
5.30%, 5/15/2034(b) 100,000 99,787
5.35%, 3/15/2035(b) 150,000 148,583
5.50%, 4/15/2037 75,000 74,164
McDonald's Corp.,
3.80%, 4/1/2028(b) 200,000 196,823
4.80%, 8/14/2028 50,000 50,570
5.00%, 5/17/2029 25,000 25,495
4.60%, 5/15/2030 25,000 25,004
4.95%, 8/14/2033(b) 75,000 75,345
5.20%, 5/17/2034 25,000 25,523
4.95%, 3/3/2035(b) 25,000 24,879
4.70%, 12/9/2035(b) 400,000 387,675
4.88%, 7/15/2040 250,000 233,887
4.88%, 12/9/2045 250,000 226,311
3.63%, 9/1/2049(b) 200,000 145,916
4.20%, 4/1/2050(b) 50,000 40,201
5.45%, 8/14/2053 75,000 72,539
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Sands China Ltd.,
5.40%, 8/8/2028(b)(f) 200,000 200,187
Starbucks Corp.,
4.85%, 2/8/2027 25,000 25,187
3.50%, 3/1/2028(b) 250,000 243,894
2.55%, 11/15/2030(b) 200,000 178,384
4.90%, 2/15/2031 25,000 25,295
3.00%, 2/14/2032(b) 140,000 124,660
4.80%, 2/15/2033 100,000 99,363
5.00%, 2/15/2034(b) 25,000 24,894
4.45%, 8/15/2049(b) 250,000 205,767
3.50%, 11/15/2050(b) 200,000 139,438
4,768,714
Household Durables 0.0%
†
DR Horton, Inc.,
1.30%, 10/15/2026 220,000 209,460
5.50%, 10/15/2035 25,000 25,134
Leggett & Platt, Inc.,
3.50%, 11/15/2051 50,000 30,224
MDC Holdings, Inc.,
6.00%, 1/15/2043 100,000 97,821
Mohawk Industries, Inc.,
5.85%, 9/18/2028(b) 50,000 51,811
PulteGroup, Inc.,
6.38%, 5/15/2033(b) 50,000 52,949
Whirlpool Corp.,
2.40%, 5/15/2031 175,000 147,013
4.70%, 5/14/2032(b) 20,000 18,637
5.50%, 3/1/2033 50,000 49,304
5.75%, 3/1/2034(b) 25,000 24,499
706,852
Household Products 0.1%
Church & Dwight Co., Inc.,
2.30%, 12/15/2031 100,000 85,899
5.60%, 11/15/2032(b) 40,000 41,782
5.00%, 6/15/2052 40,000 36,373
Clorox Co. (The),
4.60%, 5/1/2032(b) 100,000 98,696
Colgate-Palmolive Co.,
4.60%, 3/1/2028 16,000 16,291
3.25%, 8/15/2032 35,000 32,169
4.60%, 3/1/2033 16,000 16,034
Kimberly-Clark Corp.,
4.50%, 2/16/2033 100,000 99,089
6.63%, 8/1/2037(b) 80,000 92,064
3.20%, 7/30/2046 65,000 46,197
2.88%, 2/7/2050 100,000 66,300
Procter & Gamble Co. (The),
1.00%, 4/23/2026 170,000 164,421
2.85%, 8/11/2027(b) 250,000 243,003
4.35%, 1/29/2029 50,000 50,425
4.15%, 10/24/2029 50,000 50,071
1.20%, 10/29/2030 100,000 84,838
1.95%, 4/23/2031 300,000 262,743
4.55%, 1/29/2034(b) 50,000 49,757
4.55%, 10/24/2034 50,000 49,891
3.60%, 3/25/2050(b) 300,000 229,516
1,815,559

36 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The),
5.45%, 6/1/2028(b) 60,000 61,041
2.45%, 1/15/2031(b) 70,000 59,838
Constellation Energy
Generation LLC,
5.60%, 3/1/2028(b) 40,000 41,084
5.80%, 3/1/2033(b) 40,000 41,424
6.13%, 1/15/2034 25,000 26,344
6.25%, 10/1/2039 180,000 188,901
5.60%, 6/15/2042(b) 75,000 72,563
6.50%, 10/1/2053 76,000 79,680
5.75%, 3/15/2054 50,000 48,104
Oglethorpe Power Corp.,
4.50%, 4/1/2047 40,000 32,764
5.25%, 9/1/2050 200,000 179,949
6.20%, 12/1/2053 50,000 51,162
882,854
Industrial Conglomerates 0.1%
3M Co.,
4.80%, 3/15/2030 25,000 25,078
3.05%, 4/15/2030 100,000 93,216
5.15%, 3/15/2035 25,000 24,992
5.70%, 3/15/2037 415,000 434,112
4.00%, 9/14/2048 96,000 76,297
3.25%, 8/26/2049 90,000 61,897
Honeywell International, Inc.,
2.50%, 11/1/2026(b) 500,000 486,223
1.10%, 3/1/2027 100,000 94,203
4.65%, 7/30/2027 50,000 50,340
4.95%, 2/15/2028 60,000 61,095
4.25%, 1/15/2029 20,000 19,896
2.70%, 8/15/2029(b) 500,000 466,143
4.88%, 9/1/2029 50,000 50,930
4.70%, 2/1/2030 50,000 50,270
1.75%, 9/1/2031 100,000 83,456
4.95%, 9/1/2031(b) 50,000 50,815
4.75%, 2/1/2032(b) 50,000 49,924
5.00%, 2/15/2033 60,000 60,350
4.50%, 1/15/2034(b) 120,000 115,988
5.00%, 3/1/2035(b) 100,000 99,625
2.80%, 6/1/2050 90,000 57,275
5.25%, 3/1/2054 124,000 118,024
5.35%, 3/1/2064 50,000 47,296
Pentair Finance Sarl,
5.90%, 7/15/2032 30,000 30,844
2,708,289
Industrial REITs 0.0%
†
Americold Realty Operating
Partnership LP,
5.60%, 5/15/2032 25,000 25,094
5.41%, 9/12/2034(b) 25,000 24,410
Prologis LP,
4.88%, 6/15/2028(b) 45,000 45,501
2.88%, 11/15/2029 125,000 116,190
2.25%, 4/15/2030 160,000 142,886
1.75%, 7/1/2030 65,000 55,768
1.25%, 10/15/2030(b) 65,000 54,462
2.25%, 1/15/2032 200,000 170,255
4.63%, 1/15/2033 50,000 49,035
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Prologis LP,
4.75%, 6/15/2033(b) 35,000 34,331
5.13%, 1/15/2034 50,000 50,130
5.00%, 3/15/2034(b) 50,000 49,717
5.00%, 1/31/2035 50,000 49,632
3.00%, 4/15/2050 65,000 42,082
2.13%, 10/15/2050 155,000 82,695
5.25%, 6/15/2053 30,000 28,484
5.25%, 3/15/2054(b) 75,000 71,134
Rexford Industrial Realty LP,
5.00%, 6/15/2028 20,000 20,071
2.15%, 9/1/2031 90,000 75,182
1,187,059
Insurance 0.7%
Aflac, Inc.,
3.60%, 4/1/2030(b) 500,000 480,331
Alleghany Corp.,
3.63%, 5/15/2030 50,000 47,917
3.25%, 8/15/2051 50,000 33,350
Allstate Corp. (The),
5.05%, 6/24/2029 25,000 25,391
5.25%, 3/30/2033(b) 20,000 20,260
5.55%, 5/9/2035 100,000 102,608
+ 2.12%), 6.50%,
5/15/2057(d) 195,000 198,857
American International Group,
Inc.,
5.13%, 3/27/2033(b) 60,000 60,084
4.75%, 4/1/2048(b) 100,000 88,405
4.38%, 6/30/2050(b) 200,000 165,874
Aon Corp.,
2.80%, 5/15/2030 200,000 182,385
2.05%, 8/23/2031 50,000 42,479
2.60%, 12/2/2031(b) 25,000 21,761
5.00%, 9/12/2032 30,000 30,056
5.35%, 2/28/2033(b) 25,000 25,422
2.90%, 8/23/2051 50,000 30,691
3.90%, 2/28/2052(b) 30,000 22,227
Aon Global Ltd.,
4.60%, 6/14/2044 250,000 215,477
Aon North America, Inc.,
5.13%, 3/1/2027(b) 55,000 55,594
5.15%, 3/1/2029 75,000 76,327
5.30%, 3/1/2031(b) 75,000 76,736
5.45%, 3/1/2034(b) 225,000 229,100
5.75%, 3/1/2054 188,000 185,406
Arch Capital Finance LLC,
5.03%, 12/15/2046(b) 250,000 227,128
Arthur J Gallagher & Co.,
4.60%, 12/15/2027 50,000 50,108
2.40%, 11/9/2031 200,000 171,114
5.00%, 2/15/2032(b) 30,000 29,997
5.15%, 2/15/2035 190,000 188,282
3.50%, 5/20/2051 78,000 54,240
3.05%, 3/9/2052 100,000 62,631
5.75%, 3/2/2053 12,000 11,738
5.55%, 2/15/2055 100,000 95,957
Athene Holding Ltd.,
6.15%, 4/3/2030 450,000 473,172
6.65%, 2/1/2033 50,000 53,249
5.88%, 1/15/2034 25,000 25,391

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Holding Ltd.,
6.25%, 4/1/2054(b) 50,000 50,077
Berkshire Hathaway Finance
Corp.,
2.30%, 3/15/2027(b) 100,000 96,686
4.20%, 8/15/2048(b) 400,000 333,890
4.25%, 1/15/2049(b) 300,000 253,996
2.85%, 10/15/2050 45,000 28,871
3.85%, 3/15/2052 100,000 76,978
Brighthouse Financial, Inc.,
4.70%, 6/22/2047(b) 150,000 116,933
Brown & Brown, Inc.,
4.20%, 3/17/2032 30,000 28,144
5.65%, 6/11/2034(b) 50,000 50,876
4.95%, 3/17/2052(b) 25,000 21,548
Chubb Corp. (The),
6.00%, 5/11/2037(b) 165,000 176,796
Chubb INA Holdings LLC,
3.35%, 5/3/2026(b) 90,000 89,030
4.65%, 8/15/2029(b) 50,000 50,421
1.38%, 9/15/2030(b) 88,000 74,848
5.00%, 3/15/2034 75,000 75,075
4.35%, 11/3/2045 250,000 214,740
2.85%, 12/15/2051 50,000 32,102
3.05%, 12/15/2061 35,000 21,576
CNO Financial Group, Inc.,
6.45%, 6/15/2034 25,000 26,071
Enstar Group Ltd.,
3.10%, 9/1/2031 80,000 68,964
Everest Reinsurance
Holdings, Inc.,
3.50%, 10/15/2050(b) 125,000 84,115
3.13%, 10/15/2052 50,000 30,611
F&G Annuities & Life, Inc.,
7.40%, 1/13/2028 50,000 52,149
6.50%, 6/4/2029(b) 25,000 25,448
6.25%, 10/4/2034 25,000 24,213
Fairfax Financial Holdings
Ltd.,
4.63%, 4/29/2030(b) 200,000 197,258
6.00%, 12/7/2033(b) 100,000 104,183
6.10%, 3/15/2055(b)(c) 25,000 24,594
Fidelity National Financial,
Inc.,
3.20%, 9/17/2051 35,000 21,489
First American Financial
Corp.,
2.40%, 8/15/2031(b) 75,000 63,275
5.45%, 9/30/2034 25,000 24,461
Globe Life, Inc.,
2.15%, 8/15/2030 250,000 216,638
5.85%, 9/15/2034(b) 25,000 25,600
Hanover Insurance Group,
Inc. (The),
2.50%, 9/1/2030 100,000 87,786
Hartford Insurance Group, Inc.
(The),
6.10%, 10/1/2041 309,000 318,875
Kemper Corp.,
3.80%, 2/23/2032 30,000 26,992
Lincoln National Corp.,
3.05%, 1/15/2030 500,000 461,252
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Loews Corp.,
4.13%, 5/15/2043(b) 200,000 168,465
Manulife Financial Corp.,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 491,589
3.70%, 3/16/2032 20,000 18,534
Markel Group, Inc.,
3.35%, 9/17/2029(b) 475,000 450,401
3.45%, 5/7/2052 100,000 67,733
Marsh & McLennan Cos., Inc.,
4.55%, 11/8/2027 75,000 75,354
4.38%, 3/15/2029 300,000 298,953
4.65%, 3/15/2030(b) 150,000 150,271
4.85%, 11/15/2031(b) 150,000 150,511
5.75%, 11/1/2032(b) 25,000 26,373
5.40%, 9/15/2033(b) 50,000 51,470
5.15%, 3/15/2034(b) 25,000 25,228
5.00%, 3/15/2035 215,000 212,764
5.35%, 11/15/2044(b) 50,000 48,845
4.20%, 3/1/2048(b) 500,000 413,138
6.25%, 11/1/2052(b) 25,000 26,892
5.70%, 9/15/2053(b) 100,000 101,498
5.45%, 3/15/2054(b) 25,000 24,271
5.40%, 3/15/2055 175,000 168,946
MetLife, Inc.,
5.38%, 7/15/2033(b) 50,000 51,529
5.30%, 12/15/2034(b) 50,000 50,812
5.70%, 6/15/2035(b) 159,000 166,323
6.40%, 12/15/2036 300,000 304,277
4.88%, 11/13/2043 250,000 228,573
4.05%, 3/1/2045(b) 100,000 81,104
5.00%, 7/15/2052(b) 60,000 54,484
5.25%, 1/15/2054(b) 100,000 94,971
Nationwide Financial Services,
Inc.,
6.75%, 5/15/2037(g) 40,000 39,602
Old Republic International
Corp.,
3.88%, 8/26/2026(b) 200,000 197,746
5.75%, 3/28/2034 25,000 25,590
Principal Financial Group, Inc.,
5.38%, 3/15/2033 40,000 40,698
4.30%, 11/15/2046(b) 50,000 42,018
5.50%, 3/15/2053(b) 45,000 44,070
Progressive Corp. (The),
2.50%, 3/15/2027 40,000 38,679
3.00%, 3/15/2032 30,000 26,826
6.25%, 12/1/2032 162,000 175,902
4.95%, 6/15/2033(b) 20,000 20,112
3.70%, 1/26/2045 250,000 195,739
4.13%, 4/15/2047 92,000 75,264
Prudential Financial, Inc.,
3.88%, 3/27/2028 200,000 197,061
5.20%, 3/14/2035(b) 50,000 50,048
4.60%, 5/15/2044 250,000 220,272
3.91%, 12/7/2047 186,000 143,348
3.94%, 12/7/2049(b) 505,000 384,785
3.70%, 3/13/2051(b) 300,000 220,767
Prudential Funding Asia plc,
3.13%, 4/14/2030 100,000 93,102

38 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Reinsurance Group of
America, Inc.,
6.00%, 9/15/2033(b) 20,000 20,748
5.75%, 9/15/2034 25,000 25,429
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/2033(b) 60,000 61,068
5.80%, 4/1/2035 25,000 25,604
Travelers Cos., Inc. (The),
6.25%, 6/15/2037 86,000 93,350
5.35%, 11/1/2040 250,000 247,315
4.10%, 3/4/2049 200,000 160,219
5.45%, 5/25/2053(b) 20,000 19,640
Travelers Property Casualty
Corp.,
6.38%, 3/15/2033(b) 192,000 212,249
Unum Group,
4.00%, 6/15/2029(b) 250,000 242,755
4.13%, 6/15/2051 50,000 37,533
W R Berkley Corp.,
4.00%, 5/12/2050 100,000 76,839
Willis North America, Inc.,
4.65%, 6/15/2027 50,000 50,031
4.50%, 9/15/2028(b) 400,000 396,980
2.95%, 9/15/2029(b) 65,000 60,007
5.35%, 5/15/2033 20,000 20,161
5.90%, 3/5/2054 50,000 49,261
15,570,433
Interactive Media & Services 0.1%
Alphabet, Inc.,
2.00%, 8/15/2026 500,000 485,862
0.80%, 8/15/2027(b) 90,000 83,603
1.10%, 8/15/2030 165,000 140,561
1.90%, 8/15/2040 100,000 66,978
2.05%, 8/15/2050 200,000 113,294
2.25%, 8/15/2060 200,000 110,999
Baidu, Inc.,
4.38%, 3/29/2028 200,000 199,337
Meta Platforms, Inc.,
3.50%, 8/15/2027(b) 230,000 226,735
4.60%, 5/15/2028(b) 60,000 60,724
4.30%, 8/15/2029 65,000 64,986
4.80%, 5/15/2030(b) 60,000 61,295
4.55%, 8/15/2031(b) 75,000 75,187
3.85%, 8/15/2032 195,000 184,436
4.95%, 5/15/2033 60,000 60,743
4.75%, 8/15/2034 175,000 173,758
4.45%, 8/15/2052 265,000 225,613
5.60%, 5/15/2053 310,000 312,520
5.40%, 8/15/2054 346,000 339,013
4.65%, 8/15/2062 180,000 154,274
5.75%, 5/15/2063 60,000 60,927
5.55%, 8/15/2064 150,000 147,585
3,348,430
IT Services 0.2%
Accenture Capital, Inc.,
3.90%, 10/4/2027 35,000 34,770
4.05%, 10/4/2029 50,000 49,294
4.25%, 10/4/2031 50,000 49,089
4.50%, 10/4/2034(b) 35,000 33,819
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
CGI, Inc.,
1.45%, 9/14/2026 50,000 47,814
4.95%, 3/14/2030(c) 25,000 25,001
2.30%, 9/14/2031 50,000 42,573
DXC Technology Co.,
1.80%, 9/15/2026 100,000 95,736
2.38%, 9/15/2028 100,000 91,263
IBM International Capital Pte.
Ltd.,
4.60%, 2/5/2027(b) 100,000 100,416
4.60%, 2/5/2029 100,000 100,350
4.75%, 2/5/2031 100,000 100,080
4.90%, 2/5/2034 100,000 98,412
5.25%, 2/5/2044 100,000 95,331
5.30%, 2/5/2054(b) 200,000 187,065
International Business
Machines Corp.,
3.30%, 5/15/2026 400,000 395,727
1.70%, 5/15/2027(b) 300,000 283,988
4.50%, 2/6/2028(b) 100,000 100,528
4.65%, 2/10/2028(b) 100,000 100,638
3.50%, 5/15/2029 400,000 384,180
4.80%, 2/10/2030 100,000 100,729
1.95%, 5/15/2030(b) 100,000 87,909
5.00%, 2/10/2032(b) 100,000 100,773
5.88%, 11/29/2032 53,000 56,387
5.20%, 2/10/2035 100,000 100,198
4.15%, 5/15/2039 300,000 264,045
4.00%, 6/20/2042 150,000 123,742
4.25%, 5/15/2049 300,000 244,617
5.70%, 2/10/2055 100,000 99,183
Kyndryl Holdings, Inc.,
3.15%, 10/15/2031(b) 150,000 131,718
3,725,375
Leisure Products 0.0%
†
Brunswick Corp.,
2.40%, 8/18/2031 65,000 53,979
4.40%, 9/15/2032(b) 100,000 91,519
5.10%, 4/1/2052 30,000 22,763
Hasbro, Inc.,
3.55%, 11/19/2026 100,000 98,150
3.90%, 11/19/2029(b) 100,000 95,124
6.05%, 5/14/2034(b) 25,000 25,661
5.10%, 5/15/2044 100,000 86,970
474,166
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.,
4.20%, 9/9/2027 25,000 24,854
2.75%, 9/15/2029 165,000 152,029
2.30%, 3/12/2031(b) 82,000 71,251
4.75%, 9/9/2034 25,000 24,230
Bio-Rad Laboratories, Inc.,
3.70%, 3/15/2032(b) 50,000 45,120
Danaher Corp.,
2.60%, 10/1/2050 94,000 56,952
2.80%, 12/10/2051(b) 140,000 87,875
Illumina, Inc.,
4.65%, 9/9/2026 25,000 24,978
5.75%, 12/13/2027 100,000 102,238

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Revvity, Inc.,
1.90%, 9/15/2028(b) 60,000 54,758
3.30%, 9/15/2029 100,000 93,635
2.25%, 9/15/2031 35,000 29,454
Thermo Fisher Scientific, Inc.,
4.95%, 8/10/2026 100,000 100,875
5.00%, 12/5/2026 50,000 50,506
4.80%, 11/21/2027 65,000 65,830
1.75%, 10/15/2028(b) 115,000 105,348
5.00%, 1/31/2029 75,000 76,681
2.60%, 10/1/2029(b) 325,000 300,762
4.98%, 8/10/2030(b) 65,000 66,300
2.00%, 10/15/2031(b) 55,000 47,036
4.95%, 11/21/2032(b) 70,000 70,858
5.09%, 8/10/2033 80,000 81,032
5.20%, 1/31/2034 50,000 50,832
2.80%, 10/15/2041 30,000 21,473
5.40%, 8/10/2043(b) 90,000 90,018
5.30%, 2/1/2044 100,000 97,966
1,992,891
Machinery 0.2%
AGCO Corp.,
5.45%, 3/21/2027 50,000 50,614
5.80%, 3/21/2034(b) 50,000 50,703
Caterpillar, Inc.,
2.60%, 9/19/2029(b) 70,000 65,006
6.05%, 8/15/2036 177,000 193,711
3.80%, 8/15/2042(b) 300,000 247,088
3.25%, 9/19/2049(b) 330,000 231,859
CNH Industrial Capital LLC,
1.45%, 7/15/2026(b) 150,000 144,270
4.75%, 3/21/2028 25,000 25,040
4.55%, 4/10/2028 40,000 39,895
5.50%, 1/12/2029(b) 100,000 102,800
5.10%, 4/20/2029(b) 50,000 50,629
Cummins, Inc.,
2.60%, 9/1/2050 50,000 30,062
5.45%, 2/20/2054(b) 92,000 90,102
Deere & Co.,
5.45%, 1/16/2035(b) 50,000 51,775
3.90%, 6/9/2042(b) 250,000 211,354
5.70%, 1/19/2055(b) 150,000 156,229
Dover Corp.,
2.95%, 11/4/2029 45,000 41,851
5.38%, 3/1/2041 100,000 97,390
Flowserve Corp.,
2.80%, 1/15/2032 100,000 85,534
Illinois Tool Works, Inc.,
4.88%, 9/15/2041 200,000 189,987
Ingersoll Rand, Inc.,
5.20%, 6/15/2027 50,000 50,684
5.18%, 6/15/2029 50,000 50,848
5.70%, 8/14/2033 100,000 103,209
5.45%, 6/15/2034(b) 50,000 50,739
Nordson Corp.,
4.50%, 12/15/2029 25,000 24,616
5.80%, 9/15/2033(b) 25,000 26,101
nVent Finance Sarl,
5.65%, 5/15/2033 40,000 39,870
Otis Worldwide Corp.,
5.25%, 8/16/2028 30,000 30,660
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Otis Worldwide Corp.,
3.11%, 2/15/2040(b) 300,000 228,121
Parker-Hannifin Corp.,
4.25%, 9/15/2027(b) 65,000 64,856
3.25%, 6/14/2029 104,000 98,977
4.50%, 9/15/2029(b) 95,000 95,076
4.20%, 11/21/2034(b) 300,000 282,908
Stanley Black & Decker, Inc.,
6.00%, 3/6/2028(b) 100,000 104,243
4.25%, 11/15/2028(b) 250,000 247,759
2.30%, 3/15/2030(b) 500,000 442,924
3.00%, 5/15/2032 40,000 34,748
Westinghouse Air Brake
Technologies Corp.,
3.45%, 11/15/2026 78,000 76,667
4.70%, 9/15/2028(b)(f) 250,000 250,379
4,459,284
Media 0.5%
Charter Communications
Operating LLC,
6.15%, 11/10/2026 95,000 96,928
4.20%, 3/15/2028 200,000 196,136
2.25%, 1/15/2029(b) 100,000 90,062
5.05%, 3/30/2029(b) 150,000 149,307
6.10%, 6/1/2029 75,000 77,441
4.40%, 4/1/2033 75,000 67,807
6.65%, 2/1/2034(b) 125,000 129,565
6.55%, 6/1/2034 75,000 77,150
6.38%, 10/23/2035 300,000 304,024
3.50%, 3/1/2042 100,000 68,407
5.38%, 5/1/2047 400,000 331,432
5.75%, 4/1/2048 350,000 301,862
4.80%, 3/1/2050 500,000 376,967
3.90%, 6/1/2052 200,000 129,325
5.25%, 4/1/2053(b) 180,000 145,458
6.83%, 10/23/2055 150,000 145,943
3.85%, 4/1/2061 310,000 188,282
Comcast Corp.,
5.35%, 11/15/2027 55,000 56,413
3.15%, 2/15/2028 500,000 484,007
4.55%, 1/15/2029(b) 80,000 80,328
5.10%, 6/1/2029(b) 75,000 76,737
2.65%, 2/1/2030 300,000 274,646
3.40%, 4/1/2030(b) 165,000 156,141
1.95%, 1/15/2031(b) 700,000 600,736
5.50%, 11/15/2032(b) 60,000 62,352
4.25%, 1/15/2033(b) 250,000 237,677
4.65%, 2/15/2033(b) 160,000 156,836
7.05%, 3/15/2033(b) 95,000 107,382
4.80%, 5/15/2033(b) 80,000 78,781
5.30%, 6/1/2034(b) 75,000 76,255
4.40%, 8/15/2035 200,000 187,823
6.50%, 11/15/2035(b) 100,000 110,637
3.90%, 3/1/2038 250,000 214,557
3.75%, 4/1/2040 150,000 123,041
3.40%, 7/15/2046 150,000 107,342
4.70%, 10/15/2048(b) 400,000 346,529
4.00%, 11/1/2049 250,000 191,795
2.89%, 11/1/2051 500,000 304,936
2.45%, 8/15/2052 300,000 164,487
5.35%, 5/15/2053(b) 80,000 74,625

40 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
5.65%, 6/1/2054(b) 70,000 68,550
2.94%, 11/1/2056 527,000 309,639
2.65%, 8/15/2062 300,000 157,632
2.99%, 11/1/2063 200,000 113,705
5.50%, 5/15/2064(b) 280,000 262,976
Discovery Communications
LLC,
3.63%, 5/15/2030 200,000 179,928
5.00%, 9/20/2037 125,000 105,441
Fox Corp.,
6.50%, 10/13/2033(b) 100,000 107,106
5.58%, 1/25/2049(b) 300,000 280,991
Grupo Televisa SAB,
6.63%, 1/15/2040 250,000 231,153
Interpublic Group of Cos., Inc.
(The),
2.40%, 3/1/2031 160,000 139,682
5.38%, 6/15/2033 24,000 24,124
3.38%, 3/1/2041 70,000 52,293
Omnicom Group, Inc.,
3.60%, 4/15/2026(b) 200,000 198,028
2.60%, 8/1/2031(b) 82,000 71,739
5.30%, 11/1/2034 50,000 49,949
Paramount Global,
5.50%, 5/15/2033 118,000 113,267
4.38%, 3/15/2043 459,000 339,970
4.60%, 1/15/2045 250,000 187,292
Time Warner Cable LLC,
6.75%, 6/15/2039(b) 700,000 699,599
10,843,223
Metals & Mining 0.2%
ArcelorMittal SA,
6.55%, 11/29/2027 40,000 41,647
6.80%, 11/29/2032 40,000 43,053
6.00%, 6/17/2034(b) 50,000 51,173
7.00%, 10/15/2039(b)(f) 100,000 109,108
6.35%, 6/17/2054 50,000 49,674
Barrick North America Finance
LLC,
5.75%, 5/1/2043 100,000 100,130
BHP Billiton Finance USA Ltd.,
5.25%, 9/8/2026(b) 100,000 101,257
4.75%, 2/28/2028(b) 60,000 60,639
5.10%, 9/8/2028 100,000 102,151
5.00%, 2/21/2030(b) 100,000 101,620
5.25%, 9/8/2030(b) 100,000 102,753
5.13%, 2/21/2032 75,000 75,806
4.90%, 2/28/2033(b) 35,000 34,666
5.25%, 9/8/2033 100,000 101,185
5.30%, 2/21/2035 125,000 126,075
4.13%, 2/24/2042 92,000 77,619
5.00%, 9/30/2043(b) 200,000 187,116
Freeport-McMoRan, Inc.,
5.40%, 11/14/2034(b) 350,000 350,059
Newmont Corp.,
2.25%, 10/1/2030(b) 96,000 85,009
2.60%, 7/15/2032 115,000 99,560
5.35%, 3/15/2034 50,000 50,461
5.88%, 4/1/2035 236,000 247,153
4.88%, 3/15/2042(b) 150,000 138,071
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Nucor Corp.,
4.30%, 5/23/2027 60,000 59,896
4.65%, 6/1/2030(b) 50,000 49,850
5.10%, 6/1/2035 50,000 49,304
5.20%, 8/1/2043 200,000 197,198
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035 106,000 111,816
Rio Tinto Finance USA Ltd.,
2.75%, 11/2/2051 300,000 183,107
Rio Tinto Finance USA plc,
4.38%, 3/12/2027(b) 35,000 35,084
4.50%, 3/14/2028 40,000 40,233
4.88%, 3/14/2030 80,000 80,822
5.00%, 3/14/2032 55,000 55,245
5.00%, 3/9/2033 55,000 55,324
5.25%, 3/14/2035 85,000 85,653
4.13%, 8/21/2042 100,000 84,157
5.13%, 3/9/2053(b) 60,000 55,400
5.75%, 3/14/2055 35,000 35,058
Southern Copper Corp.,
7.50%, 7/27/2035 100,000 113,718
6.75%, 4/16/2040(b) 250,000 270,352
5.88%, 4/23/2045(b) 100,000 98,539
Steel Dynamics, Inc.,
3.25%, 1/15/2031(b) 200,000 183,166
5.38%, 8/15/2034(b) 50,000 50,133
5.25%, 5/15/2035 50,000 49,523
5.75%, 5/15/2055 30,000 29,066
Vale Overseas Ltd.,
3.75%, 7/8/2030(b) 300,000 278,697
6.13%, 6/12/2033(b) 250,000 255,664
6.88%, 11/10/2039 70,000 76,086
6.40%, 6/28/2054(b) 75,000 74,015
5,093,091
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp.,
5.37%, 6/15/2026(f) 81,000 81,466
Ameren Corp.,
5.70%, 12/1/2026 50,000 50,887
1.95%, 3/15/2027 80,000 76,195
5.00%, 1/15/2029 50,000 50,468
5.38%, 3/15/2035 25,000 24,945
Ameren Illinois Co.,
3.85%, 9/1/2032 40,000 37,426
2.90%, 6/15/2051 100,000 63,734
5.90%, 12/1/2052 100,000 103,262
5.55%, 7/1/2054 50,000 49,453
5.63%, 3/1/2055 25,000 24,888
Berkshire Hathaway Energy
Co.,
6.13%, 4/1/2036(b) 150,000 159,686
5.15%, 11/15/2043 400,000 380,072
4.60%, 5/1/2053(b) 90,000 75,139
Black Hills Corp.,
5.95%, 3/15/2028 100,000 103,595
3.05%, 10/15/2029(b) 210,000 194,789
6.15%, 5/15/2034(b) 70,000 73,342
6.00%, 1/15/2035 25,000 25,875
3.88%, 10/15/2049 100,000 73,536

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CenterPoint Energy, Inc.,
5.25%, 8/10/2026(b) 25,000 25,228
5.40%, 6/1/2029 50,000 51,089
2.65%, 6/1/2031(b) 85,000 74,608
Consolidated Edison Co. of
New York, Inc.,
2.40%, 6/15/2031(b) 50,000 44,000
5.20%, 3/1/2033(b) 40,000 40,639
5.50%, 3/15/2034(b) 50,000 51,628
5.38%, 5/15/2034 25,000 25,563
5.13%, 3/15/2035(b) 125,000 125,162
3.95%, 3/1/2043 500,000 404,127
4.50%, 12/1/2045 150,000 129,035
Series 20B, 3.95%,
4/1/2050 88,000 68,082
6.15%, 11/15/2052 200,000 210,511
5.90%, 11/15/2053(b) 50,000 50,966
5.70%, 5/15/2054(b) 25,000 24,917
4.63%, 12/1/2054 150,000 126,734
3.70%, 11/15/2059 50,000 34,765
3.60%, 6/15/2061(b) 200,000 135,841
Consumers Energy Co.,
4.65%, 3/1/2028 200,000 201,596
4.90%, 2/15/2029(b) 100,000 101,285
4.70%, 1/15/2030(b) 25,000 25,110
4.63%, 5/15/2033 100,000 97,663
4.35%, 4/15/2049 300,000 254,082
3.10%, 8/15/2050 45,000 30,326
2.65%, 8/15/2052 15,000 9,104
2.50%, 5/1/2060 100,000 54,875
Dominion Energy, Inc.,
Series D, 2.85%, 8/15/2026 500,000 488,574
Series C, 3.38%, 4/1/2030 300,000 280,358
5.00%, 6/15/2030 50,000 50,245
Series C, 2.25%,
8/15/2031(b) 30,000 25,527
Series A, 4.35%, 8/15/2032 40,000 38,120
5.38%, 11/15/2032(b) 50,000 50,485
Series E, 6.30%, 3/15/2033 10,000 10,652
Series F, 5.25%, 8/1/2033 50,000 49,697
5.45%, 3/15/2035 50,000 49,986
Series B, 5.95%, 6/15/2035 151,000 157,497
Series C, 4.90%, 8/1/2041 300,000 270,682
Series B, 4.85%,
8/15/2052(b) 40,000 34,158
DTE Energy Co.,
4.95%, 7/1/2027 50,000 50,377
4.88%, 6/1/2028 100,000 100,611
5.10%, 3/1/2029 75,000 75,990
2.95%, 3/1/2030(b) 50,000 45,860
5.20%, 4/1/2030(b) 75,000 75,950
5.85%, 6/1/2034 50,000 51,686
National Grid plc,
5.42%, 1/11/2034(b) 100,000 100,943
NiSource, Inc.,
5.25%, 3/30/2028(b) 104,000 105,815
5.20%, 7/1/2029(b) 50,000 50,924
2.95%, 9/1/2029(b) 250,000 232,430
1.70%, 2/15/2031(b) 85,000 71,136
5.35%, 4/1/2034 25,000 25,081
5.95%, 6/15/2041 300,000 304,363
5.00%, 6/15/2052 70,000 62,191
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc.,
5.88%, 10/15/2028(b) 50,000 52,008
5.20%, 4/1/2029 50,000 50,949
4.90%, 3/15/2030(b) 25,000 25,118
6.13%, 10/15/2033 50,000 52,711
5.45%, 4/1/2034 50,000 50,502
5.40%, 3/15/2035 25,000 25,139
Puget Energy, Inc.,
2.38%, 6/15/2028(b) 200,000 185,933
4.22%, 3/15/2032(b) 40,000 37,242
5.73%, 3/15/2035(c) 25,000 24,959
Puget Sound Energy, Inc.,
5.33%, 6/15/2034(b) 25,000 25,343
5.64%, 4/15/2041 200,000 198,541
5.69%, 6/15/2054 25,000 24,785
San Diego Gas & Electric Co.,
4.95%, 8/15/2028 100,000 101,385
Series VVV, 1.70%,
10/1/2030 100,000 85,063
5.40%, 4/15/2035 25,000 25,179
4.15%, 5/15/2048 200,000 157,147
3.32%, 4/15/2050(b) 200,000 136,139
5.35%, 4/1/2053(b) 95,000 89,042
5.55%, 4/15/2054(b) 50,000 48,298
Sempra,
5.40%, 8/1/2026 50,000 50,399
3.40%, 2/1/2028 300,000 289,875
5.50%, 8/1/2033(b) 50,000 50,386
6.00%, 10/15/2039(b) 220,000 222,224
4.00%, 2/1/2048(b) 150,000 111,485
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(d) 126,000 119,510
Southern Co. Gas Capital
Corp.,
Series 20-A, 1.75%,
1/15/2031 250,000 210,752
5.75%, 9/15/2033 50,000 51,596
4.95%, 9/15/2034 25,000 24,337
Series 21A, 3.15%,
9/30/2051 100,000 63,435
WEC Energy Group, Inc.,
5.60%, 9/12/2026(b) 11,000 11,160
5.15%, 10/1/2027 100,000 101,411
4.75%, 1/15/2028 50,000 50,294
1.80%, 10/15/2030(b) 103,000 88,316
9,745,695
Office REITs 0.1%
Boston Properties LP,
2.75%, 10/1/2026 250,000 242,365
2.90%, 3/15/2030 100,000 90,043
3.25%, 1/30/2031(b) 89,000 79,713
2.45%, 10/1/2033(b) 300,000 234,983
5.75%, 1/15/2035(b) 25,000 24,743
COPT Defense Properties LP,
2.00%, 1/15/2029(b) 100,000 89,303
2.90%, 12/1/2033 100,000 81,032
Highwoods Realty LP,
3.05%, 2/15/2030(b) 250,000 223,268

42 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP,
3.05%, 2/15/2030 100,000 88,987
6.25%, 1/15/2036 100,000 99,146
1,253,583
Oil, Gas & Consumable Fuels 1.6%
APA Corp.,
6.10%, 2/15/2035(b)(c) 25,000 24,893
6.75%, 2/15/2055(b)(c) 25,000 24,454
Boardwalk Pipelines LP,
3.40%, 2/15/2031(b) 250,000 227,795
5.63%, 8/1/2034 25,000 25,187
BP Capital Markets America,
Inc.,
5.02%, 11/17/2027 100,000 101,625
4.23%, 11/6/2028 400,000 396,614
4.70%, 4/10/2029(b) 50,000 50,342
4.97%, 10/17/2029 75,000 76,346
4.87%, 11/25/2029 50,000 50,711
2.72%, 1/12/2032(b) 200,000 175,545
4.81%, 2/13/2033 300,000 294,977
4.89%, 9/11/2033(b) 240,000 236,476
4.99%, 4/10/2034 50,000 49,509
5.23%, 11/17/2034(b) 125,000 125,642
3.06%, 6/17/2041 50,000 36,720
3.00%, 2/24/2050 200,000 129,285
2.77%, 11/10/2050 150,000 92,106
2.94%, 6/4/2051(b) 150,000 94,643
3.00%, 3/17/2052 50,000 31,688
3.38%, 2/8/2061(b) 250,000 162,130
BP Capital Markets plc,
3.28%, 9/19/2027(b) 300,000 292,771
Canadian Natural Resources
Ltd.,
5.40%, 12/15/2034(b)(c) 25,000 24,700
6.25%, 3/15/2038(b) 340,000 352,739
4.95%, 6/1/2047 100,000 85,947
Cenovus Energy, Inc.,
2.65%, 1/15/2032(b) 45,000 38,044
6.75%, 11/15/2039 17,000 18,326
5.40%, 6/15/2047(b) 120,000 106,868
3.75%, 2/15/2052(b) 25,000 17,168
Cheniere Corpus Christi
Holdings LLC,
5.13%, 6/30/2027 250,000 252,055
3.70%, 11/15/2029(b) 65,000 62,069
2.74%, 12/31/2039 100,000 80,020
Cheniere Energy Partners LP,
4.50%, 10/1/2029 300,000 291,791
4.00%, 3/1/2031(b) 300,000 281,347
3.25%, 1/31/2032(b) 200,000 176,008
5.75%, 8/15/2034(b) 75,000 76,062
Cheniere Energy, Inc.,
4.63%, 10/15/2028(b) 300,000 296,789
5.65%, 4/15/2034(b) 150,000 151,738
Chevron Corp.,
2.95%, 5/16/2026 300,000 295,784
2.00%, 5/11/2027(b) 120,000 114,783
2.24%, 5/11/2030 152,000 136,491
3.08%, 5/11/2050(b) 25,000 16,991
Chevron USA, Inc.,
1.02%, 8/12/2027 120,000 111,696
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron USA, Inc.,
3.85%, 1/15/2028 50,000 49,735
4.48%, 2/26/2028 50,000 50,352
4.69%, 4/15/2030 50,000 50,425
4.82%, 4/15/2032(b) 50,000 50,299
4.98%, 4/15/2035 50,000 50,114
2.34%, 8/12/2050 200,000 115,574
CNOOC Finance 2013 Ltd.,
3.30%, 9/30/2049 200,000 153,019
Columbia Pipeline Group, Inc.,
5.80%, 6/1/2045(b) 100,000 97,798
ConocoPhillips,
5.90%, 10/15/2032(b) 77,000 82,349
6.50%, 2/1/2039(b) 175,000 194,190
ConocoPhillips Co.,
4.70%, 1/15/2030 100,000 100,608
4.85%, 1/15/2032(b) 50,000 50,061
5.05%, 9/15/2033(b) 70,000 70,251
5.00%, 1/15/2035 125,000 123,747
3.76%, 3/15/2042(b) 100,000 79,768
4.30%, 11/15/2044 155,000 129,930
3.80%, 3/15/2052 50,000 36,989
5.30%, 5/15/2053(b) 40,000 37,420
5.55%, 3/15/2054(b) 50,000 48,417
5.50%, 1/15/2055(b) 55,000 53,153
4.03%, 3/15/2062 200,000 146,048
5.70%, 9/15/2063(b) 50,000 48,659
5.65%, 1/15/2065 100,000 96,517
Continental Resources, Inc.,
4.90%, 6/1/2044 60,000 48,665
Coterra Energy, Inc.,
5.60%, 3/15/2034(b) 50,000 50,302
5.40%, 2/15/2035 100,000 98,416
Devon Energy Corp.,
5.88%, 6/15/2028(b) 100,000 100,296
5.20%, 9/15/2034 75,000 72,342
4.75%, 5/15/2042(b) 300,000 251,734
5.75%, 9/15/2054(b) 75,000 68,657
Diamondback Energy, Inc.,
3.25%, 12/1/2026(b) 84,000 82,357
5.20%, 4/18/2027 125,000 126,531
3.50%, 12/1/2029(b) 100,000 94,583
5.15%, 1/30/2030(b) 125,000 126,896
6.25%, 3/15/2033 35,000 37,012
5.40%, 4/18/2034 100,000 99,834
5.55%, 4/1/2035 70,000 70,275
4.40%, 3/24/2051(b) 50,000 39,038
4.25%, 3/15/2052(b) 60,000 45,544
6.25%, 3/15/2053 60,000 60,076
5.75%, 4/18/2054 200,000 188,552
5.90%, 4/18/2064(b) 60,000 56,442
Eastern Energy Gas Holdings
LLC,
5.80%, 1/15/2035 25,000 25,804
5.65%, 10/15/2054(b) 90,000 86,889
Eastern Gas Transmission &
Storage, Inc.,
3.00%, 11/15/2029(b) 200,000 186,056
Enbridge, Inc.,
1.60%, 10/4/2026(b) 95,000 90,890
5.90%, 11/15/2026 70,000 71,409
5.25%, 4/5/2027 25,000 25,314

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
3.70%, 7/15/2027(b) 50,000 49,083
6.00%, 11/15/2028 50,000 52,037
3.13%, 11/15/2029(b) 150,000 139,530
6.20%, 11/15/2030(b) 80,000 84,659
5.70%, 3/8/2033(b) 230,000 236,059
2.50%, 8/1/2033(b) 200,000 163,629
5.63%, 4/5/2034(b) 131,000 133,076
5.50%, 12/1/2046 100,000 96,366
4.00%, 11/15/2049 100,000 76,751
3.40%, 8/1/2051 65,000 43,752
6.70%, 11/15/2053(b) 120,000 129,635
Energy Transfer LP,
6.05%, 12/1/2026(b) 75,000 76,634
5.55%, 2/15/2028 50,000 51,181
5.25%, 7/1/2029 30,000 30,437
3.75%, 5/15/2030(b) 60,000 56,730
6.40%, 12/1/2030(b) 40,000 42,628
5.75%, 2/15/2033(b) 230,000 235,352
6.55%, 12/1/2033(b) 230,000 245,918
5.55%, 5/15/2034 40,000 39,975
5.60%, 9/1/2034(b) 50,000 50,087
6.05%, 6/1/2041 75,000 73,890
6.50%, 2/1/2042 250,000 258,327
5.00%, 5/15/2044(f) 150,000 129,440
5.35%, 5/15/2045 200,000 179,610
5.30%, 4/15/2047 300,000 265,288
6.25%, 4/15/2049 250,000 248,012
5.00%, 5/15/2050 200,000 168,406
5.95%, 5/15/2054(b) 140,000 133,697
6.05%, 9/1/2054(b) 50,000 48,551
Enterprise Products Operating
LLC,
4.60%, 1/11/2027(b) 50,000 50,270
2.80%, 1/31/2030(b) 120,000 110,864
5.35%, 1/31/2033 70,000 71,748
4.85%, 1/31/2034(b) 50,000 49,248
4.95%, 2/15/2035 75,000 73,958
6.13%, 10/15/2039 285,000 302,331
4.45%, 2/15/2043 100,000 86,416
4.85%, 3/15/2044 100,000 90,735
4.25%, 2/15/2048 250,000 202,599
4.80%, 2/1/2049 300,000 262,980
4.20%, 1/31/2050(b) 134,000 106,387
3.70%, 1/31/2051(b) 250,000 181,614
3.20%, 2/15/2052 80,000 52,704
4.95%, 10/15/2054 200,000 175,201
5.55%, 2/16/2055(b) 45,000 43,708
EOG Resources, Inc.,
4.95%, 4/15/2050 60,000 54,064
5.65%, 12/1/2054(b) 25,000 24,709
EQT Corp.,
3.90%, 10/1/2027(b) 300,000 294,633
5.75%, 2/1/2034(b) 50,000 50,975
Equinor ASA,
3.13%, 4/6/2030(b) 200,000 187,533
3.70%, 4/6/2050 500,000 378,778
Expand Energy Corp.,
5.70%, 1/15/2035(b) 100,000 100,358
Exxon Mobil Corp.,
2.28%, 8/16/2026 100,000 97,532
3.29%, 3/19/2027(b) 200,000 197,475
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
3.48%, 3/19/2030(b) 250,000 240,030
2.61%, 10/15/2030(b) 250,000 227,006
4.23%, 3/19/2040(b) 200,000 178,385
4.11%, 3/1/2046 250,000 205,746
3.10%, 8/16/2049 50,000 34,011
4.33%, 3/19/2050(b) 226,000 188,620
3.45%, 4/15/2051 274,000 195,947
Hess Corp.,
4.30%, 4/1/2027 500,000 497,493
5.60%, 2/15/2041(b) 250,000 250,634
Kinder Morgan Energy
Partners LP,
6.38%, 3/1/2041(b) 100,000 102,909
5.00%, 8/15/2042 350,000 312,020
Kinder Morgan, Inc.,
1.75%, 11/15/2026 150,000 143,519
5.00%, 2/1/2029(b) 60,000 60,500
5.10%, 8/1/2029(b) 40,000 40,419
2.00%, 2/15/2031 50,000 42,754
4.80%, 2/1/2033 60,000 58,078
5.20%, 6/1/2033(b) 90,000 89,188
5.40%, 2/1/2034(b) 75,000 74,920
5.30%, 12/1/2034 350,000 345,431
5.55%, 6/1/2045 200,000 187,462
5.05%, 2/15/2046 250,000 219,248
3.25%, 8/1/2050 50,000 32,141
3.60%, 2/15/2051 100,000 68,661
5.45%, 8/1/2052(b) 60,000 54,869
5.95%, 8/1/2054(b) 25,000 24,440
Marathon Petroleum Corp.,
5.15%, 3/1/2030(b) 50,000 50,301
5.70%, 3/1/2035(b) 50,000 49,794
6.50%, 3/1/2041 250,000 259,028
MPLX LP,
4.25%, 12/1/2027 350,000 346,913
4.00%, 3/15/2028 100,000 98,189
2.65%, 8/15/2030 190,000 169,177
4.95%, 9/1/2032 90,000 88,190
5.00%, 3/1/2033 35,000 34,163
5.50%, 6/1/2034(b) 60,000 59,778
5.40%, 4/1/2035 50,000 49,129
4.50%, 4/15/2038 250,000 219,522
5.20%, 3/1/2047 100,000 87,970
4.70%, 4/15/2048 200,000 163,665
5.50%, 2/15/2049 300,000 272,817
4.95%, 3/14/2052(b) 110,000 92,439
5.95%, 4/1/2055 50,000 48,182
Occidental Petroleum Corp.,
5.00%, 8/1/2027 70,000 70,234
5.20%, 8/1/2029(b) 115,000 114,923
6.63%, 9/1/2030 210,000 220,605
6.13%, 1/1/2031(b) 300,000 308,346
5.38%, 1/1/2032 70,000 68,957
5.55%, 10/1/2034 205,000 200,231
6.45%, 9/15/2036 250,000 257,342
4.20%, 3/15/2048 180,000 128,437
6.05%, 10/1/2054(b) 70,000 65,528
ONEOK Partners LP,
6.13%, 2/1/2041 100,000 101,001
ONEOK, Inc.,
5.55%, 11/1/2026(b) 100,000 101,327

44 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc.,
4.00%, 7/13/2027 500,000 493,880
4.55%, 7/15/2028 86,000 85,679
5.65%, 11/1/2028 100,000 102,999
4.35%, 3/15/2029 100,000 98,393
5.80%, 11/1/2030 75,000 78,018
4.75%, 10/15/2031 200,000 196,018
6.05%, 9/1/2033 100,000 104,119
5.05%, 11/1/2034 150,000 144,805
5.45%, 6/1/2047 100,000 90,604
5.20%, 7/15/2048 250,000 219,704
3.95%, 3/1/2050 25,000 17,957
6.63%, 9/1/2053(b) 350,000 366,257
5.70%, 11/1/2054(b) 130,000 121,677
5.85%, 11/1/2064(b) 80,000 75,198
Ovintiv, Inc.,
5.65%, 5/15/2028 60,000 61,485
6.25%, 7/15/2033 40,000 41,316
6.50%, 2/1/2038 250,000 257,815
7.10%, 7/15/2053(b) 40,000 42,255
Phillips 66,
4.65%, 11/15/2034(b) 200,000 188,988
5.88%, 5/1/2042 132,000 131,863
4.88%, 11/15/2044 300,000 260,243
Phillips 66 Co.,
4.95%, 12/1/2027 40,000 40,494
5.25%, 6/15/2031(b) 75,000 76,240
5.30%, 6/30/2033 100,000 99,992
4.95%, 3/15/2035(b) 75,000 72,230
4.90%, 10/1/2046 50,000 42,996
5.65%, 6/15/2054(b) 50,000 46,454
5.50%, 3/15/2055(b) 25,000 22,779
Pioneer Natural Resources
Co.,
1.90%, 8/15/2030 200,000 173,832
2.15%, 1/15/2031 200,000 174,248
Plains All American Pipeline
LP,
3.55%, 12/15/2029(b) 106,000 99,882
5.70%, 9/15/2034 50,000 50,499
5.95%, 6/15/2035(b) 50,000 50,962
5.15%, 6/1/2042 250,000 223,103
Sabine Pass Liquefaction
LLC,
5.00%, 3/15/2027 200,000 200,908
4.50%, 5/15/2030(b) 400,000 392,644
5.90%, 9/15/2037 60,000 61,793
Shell Finance US, Inc.,
2.38%, 11/7/2029(b) 150,000 137,295
4.13%, 5/11/2035(b) 150,000 140,424
4.55%, 8/12/2043 200,000 177,326
4.38%, 5/11/2045 300,000 255,856
4.00%, 5/10/2046 100,000 80,103
3.75%, 9/12/2046(b) 100,000 77,056
3.25%, 4/6/2050(b) 200,000 138,048
South Bow USA Infrastructure
Holdings LLC,
5.58%, 10/1/2034(c) 45,000 44,060
6.18%, 10/1/2054(c) 60,000 57,287
Spectra Energy Partners LP,
4.50%, 3/15/2045 100,000 82,431
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Suncor Energy, Inc.,
7.15%, 2/1/2032(b) 100,000 109,726
5.95%, 12/1/2034 50,000 51,797
6.85%, 6/1/2039(b) 70,000 77,237
Targa Resources Corp.,
5.20%, 7/1/2027(b) 60,000 60,710
6.15%, 3/1/2029 35,000 36,597
6.13%, 3/15/2033 100,000 104,382
6.50%, 3/30/2034 50,000 53,388
5.50%, 2/15/2035(b) 100,000 99,408
5.55%, 8/15/2035 75,000 74,896
6.25%, 7/1/2052 60,000 60,602
6.50%, 2/15/2053(b) 100,000 103,997
6.13%, 5/15/2055 55,000 54,623
Targa Resources Partners LP,
5.50%, 3/1/2030 100,000 100,932
4.88%, 2/1/2031 100,000 97,892
4.00%, 1/15/2032 100,000 92,276
TotalEnergies Capital
International SA,
3.46%, 2/19/2029(b) 300,000 290,974
2.83%, 1/10/2030(b) 500,000 467,032
3.13%, 5/29/2050 200,000 132,979
3.39%, 6/29/2060 100,000 65,653
TotalEnergies Capital SA,
5.15%, 4/5/2034(b) 50,000 50,593
4.72%, 9/10/2034(b) 75,000 73,600
5.49%, 4/5/2054 164,000 158,676
5.28%, 9/10/2054(b) 75,000 70,684
5.64%, 4/5/2064(b) 50,000 48,824
5.43%, 9/10/2064 150,000 141,251
TransCanada PipeLines Ltd.,
4.25%, 5/15/2028(b) 400,000 395,024
4.10%, 4/15/2030(b) 100,000 96,249
4.63%, 3/1/2034 100,000 94,313
5.85%, 3/15/2036(b) 350,000 357,499
7.63%, 1/15/2039 110,000 127,947
6.10%, 6/1/2040(b) 50,000 51,433
Valero Energy Corp.,
2.80%, 12/1/2031(b) 100,000 87,505
7.50%, 4/15/2032 118,000 133,404
6.63%, 6/15/2037 200,000 214,495
3.65%, 12/1/2051 50,000 33,727
Western Midstream Operating
LP,
4.05%, 2/1/2030(f) 104,000 99,255
6.15%, 4/1/2033(b) 100,000 103,249
5.45%, 11/15/2034 50,000 48,851
5.30%, 3/1/2048 120,000 103,026
5.25%, 2/1/2050(b)(f) 100,000 85,240
Williams Cos., Inc. (The),
3.75%, 6/15/2027(b) 300,000 294,904
5.30%, 8/15/2028(b) 200,000 204,308
4.90%, 3/15/2029(b) 50,000 50,326
4.80%, 11/15/2029 25,000 25,066
3.50%, 11/15/2030(b) 250,000 233,596
2.60%, 3/15/2031(b) 162,000 142,348
4.65%, 8/15/2032 60,000 58,103
5.65%, 3/15/2033(b) 100,000 102,472
5.15%, 3/15/2034 150,000 147,990
5.60%, 3/15/2035 50,000 50,959
6.30%, 4/15/2040 100,000 105,395

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
5.80%, 11/15/2043 150,000 147,910
4.90%, 1/15/2045(b) 350,000 307,951
5.80%, 11/15/2054(b) 100,000 98,442
37,070,322
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC,
8.88%, 5/15/2031 50,000 60,797
Suzano Austria GmbH,
2.50%, 9/15/2028(b) 200,000 181,972
6.00%, 1/15/2029(b) 200,000 203,898
5.00%, 1/15/2030(b) 200,000 195,462
3.75%, 1/15/2031 88,000 79,425
721,554
Passenger Airlines 0.0%
†
American Airlines Pass-
Through Trust,
Series 2021-1, Class A,
2.88%, 7/11/2034 259,783 227,851
Southwest Airlines Co.,
5.13%, 6/15/2027(b) 275,000 276,836
2.63%, 2/10/2030 50,000 44,858
549,545
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
2.38%, 12/1/2029(b) 35,000 31,668
1.95%, 3/15/2031(b) 100,000 85,269
5.00%, 2/14/2034 125,000 123,888
3.13%, 12/1/2049 150,000 96,808
Haleon US Capital LLC,
3.38%, 3/24/2027(b) 400,000 392,026
3.63%, 3/24/2032 500,000 460,365
Kenvue, Inc.,
5.05%, 3/22/2028 105,000 107,269
5.00%, 3/22/2030(b) 80,000 81,681
4.90%, 3/22/2033(b) 140,000 140,225
5.10%, 3/22/2043(b) 60,000 57,691
5.05%, 3/22/2053(b) 100,000 93,596
5.20%, 3/22/2063 45,000 41,994
1,712,480
Pharmaceuticals 0.9%
Astrazeneca Finance LLC,
1.20%, 5/28/2026 200,000 193,251
4.80%, 2/26/2027 75,000 75,794
4.88%, 3/3/2028 100,000 101,672
1.75%, 5/28/2028(b) 125,000 115,624
4.85%, 2/26/2029 75,000 76,112
4.90%, 3/3/2030(b) 100,000 101,999
4.90%, 2/26/2031(b) 75,000 76,342
2.25%, 5/28/2031(b) 35,000 30,633
4.88%, 3/3/2033(b) 100,000 100,696
5.00%, 2/26/2034(b) 75,000 75,729
AstraZeneca plc,
0.70%, 4/8/2026 200,000 192,869
4.00%, 1/17/2029(b) 90,000 88,949
1.38%, 8/6/2030 200,000 170,454
6.45%, 9/15/2037 200,000 223,626
4.00%, 9/18/2042 250,000 211,404
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
AstraZeneca plc,
2.13%, 8/6/2050 85,000 47,136
Bristol-Myers Squibb Co.,
3.20%, 6/15/2026(b) 132,000 130,449
4.90%, 2/22/2027 40,000 40,501
3.90%, 2/20/2028(b) 750,000 743,128
4.90%, 2/22/2029 60,000 61,043
3.40%, 7/26/2029 200,000 191,914
5.75%, 2/1/2031(b) 75,000 79,317
5.10%, 2/22/2031 230,000 235,487
2.95%, 3/15/2032(b) 140,000 125,067
5.90%, 11/15/2033(b) 60,000 64,108
5.20%, 2/22/2034(b) 170,000 172,966
4.13%, 6/15/2039(b) 300,000 265,188
3.25%, 8/1/2042 250,000 187,561
5.50%, 2/22/2044(b) 25,000 24,882
4.55%, 2/20/2048 120,000 103,593
4.25%, 10/26/2049 400,000 327,242
2.55%, 11/13/2050 300,000 176,699
3.70%, 3/15/2052(b) 250,000 184,446
6.25%, 11/15/2053(b) 50,000 53,684
5.55%, 2/22/2054(b) 110,000 108,404
6.40%, 11/15/2063(b) 200,000 218,768
5.65%, 2/22/2064(b) 125,000 122,473
Eli Lilly & Co.,
4.50%, 2/9/2027 75,000 75,494
4.15%, 8/14/2027(b) 75,000 75,042
4.55%, 2/12/2028(b) 50,000 50,494
4.50%, 2/9/2029(b) 75,000 75,617
4.20%, 8/14/2029(b) 65,000 64,621
4.75%, 2/12/2030(b) 50,000 50,766
4.90%, 2/12/2032 50,000 50,745
4.70%, 2/27/2033(b) 40,000 40,033
4.70%, 2/9/2034 175,000 173,111
4.60%, 8/14/2034(b) 75,000 73,717
5.10%, 2/12/2035 125,000 127,467
3.95%, 3/15/2049(b) 100,000 80,326
2.25%, 5/15/2050(b) 300,000 172,185
4.88%, 2/27/2053 40,000 36,773
5.00%, 2/9/2054(b) 160,000 150,015
5.05%, 8/14/2054(b) 135,000 127,556
5.50%, 2/12/2055(b) 50,000 50,625
2.50%, 9/15/2060 150,000 82,714
4.95%, 2/27/2063(b) 100,000 91,041
5.10%, 2/9/2064 75,000 69,926
5.20%, 8/14/2064(b) 100,000 94,809
5.60%, 2/12/2065 60,000 60,550
GlaxoSmithKline Capital plc,
4.32%, 3/12/2027(b) 25,000 25,084
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/2028(b) 300,000 296,136
4.50%, 4/15/2030 25,000 24,999
5.38%, 4/15/2034(b) 201,000 207,945
4.88%, 4/15/2035 25,000 24,755
6.38%, 5/15/2038 200,000 220,603
4.20%, 3/18/2043 50,000 43,215
Johnson & Johnson,
4.50%, 3/1/2027 50,000 50,421
0.95%, 9/1/2027 300,000 278,873
4.55%, 3/1/2028(b) 40,000 40,440
4.80%, 6/1/2029 75,000 76,530
4.70%, 3/1/2030(b) 50,000 50,844

46 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
1.30%, 9/1/2030(b) 300,000 257,092
4.90%, 6/1/2031 75,000 76,788
4.85%, 3/1/2032 50,000 50,802
4.95%, 5/15/2033 263,000 270,813
4.95%, 6/1/2034(b) 75,000 76,875
5.00%, 3/1/2035(b) 50,000 50,877
3.63%, 3/3/2037 100,000 89,099
3.70%, 3/1/2046(b) 250,000 202,044
3.75%, 3/3/2047(b) 100,000 80,483
5.25%, 6/1/2054(b) 50,000 50,219
2.45%, 9/1/2060 500,000 279,568
Merck & Co., Inc.,
1.70%, 6/10/2027(b) 170,000 161,369
4.05%, 5/17/2028 30,000 29,912
1.90%, 12/10/2028(b) 130,000 119,536
3.40%, 3/7/2029(b) 400,000 386,434
4.30%, 5/17/2030(b) 60,000 59,739
2.15%, 12/10/2031 115,000 98,950
4.50%, 5/17/2033(b) 35,000 34,422
3.90%, 3/7/2039 100,000 86,767
3.60%, 9/15/2042 250,000 197,642
4.90%, 5/17/2044(b) 40,000 37,559
3.70%, 2/10/2045 400,000 316,028
4.00%, 3/7/2049 350,000 280,346
2.45%, 6/24/2050 112,000 66,048
2.75%, 12/10/2051 70,000 43,326
5.00%, 5/17/2053 135,000 124,711
2.90%, 12/10/2061 100,000 58,339
5.15%, 5/17/2063(b) 25,000 23,277
Novartis Capital Corp.,
3.10%, 5/17/2027(b) 500,000 489,711
3.80%, 9/18/2029(b) 50,000 48,963
2.20%, 8/14/2030 300,000 268,177
4.00%, 9/18/2031 50,000 48,531
4.20%, 9/18/2034(b) 50,000 47,742
4.40%, 5/6/2044 188,000 167,705
4.00%, 11/20/2045(b) 200,000 167,330
2.75%, 8/14/2050 100,000 64,748
4.70%, 9/18/2054(b) 30,000 27,012
Pfizer Investment Enterprises
Pte. Ltd.,
4.45%, 5/19/2026 300,000 300,483
4.45%, 5/19/2028 300,000 300,723
4.65%, 5/19/2030(b) 500,000 502,573
4.75%, 5/19/2033(b) 395,000 390,659
5.11%, 5/19/2043 250,000 238,420
5.30%, 5/19/2053(b) 520,000 493,726
5.34%, 5/19/2063 350,000 325,862
Pfizer, Inc.,
3.00%, 12/15/2026(b) 300,000 293,966
2.63%, 4/1/2030(b) 100,000 91,460
1.70%, 5/28/2030(b) 140,000 122,188
1.75%, 8/18/2031 100,000 84,719
7.20%, 3/15/2039 525,000 620,271
2.55%, 5/28/2040(b) 45,000 31,973
4.00%, 3/15/2049 500,000 395,527
2.70%, 5/28/2050 65,000 40,166
Pharmacia LLC,
6.60%, 12/1/2028(f) 177,000 189,783
Royalty Pharma plc,
5.15%, 9/2/2029(b) 50,000 50,328
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Royalty Pharma plc,
2.20%, 9/2/2030(b) 50,000 43,241
2.15%, 9/2/2031 35,000 29,326
5.40%, 9/2/2034(b) 50,000 49,427
3.55%, 9/2/2050(b) 200,000 134,052
3.35%, 9/2/2051 50,000 31,670
5.90%, 9/2/2054 50,000 47,830
Sanofi SA,
3.63%, 6/19/2028 96,000 94,311
Shire Acquisitions Investments
Ireland DAC,
3.20%, 9/23/2026(b) 21,000 20,613
Takeda Pharmaceutical Co.
Ltd.,
5.00%, 11/26/2028(b) 300,000 303,925
2.05%, 3/31/2030 200,000 176,319
5.30%, 7/5/2034(b) 200,000 202,386
3.03%, 7/9/2040(b) 200,000 149,215
3.18%, 7/9/2050(b) 300,000 197,134
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 500,000 493,290
5.25%, 6/15/2046 100,000 79,997
Viatris, Inc.,
2.30%, 6/22/2027 100,000 94,154
2.70%, 6/22/2030(b) 150,000 130,631
3.85%, 6/22/2040(b) 300,000 218,086
4.00%, 6/22/2050 100,000 65,585
Wyeth LLC,
6.50%, 2/1/2034 206,000 227,714
Zoetis, Inc.,
3.90%, 8/20/2028(b) 350,000 343,752
3.00%, 5/15/2050 300,000 197,973
21,455,124
Professional Services 0.1%
Automatic Data Processing,
Inc.,
1.70%, 5/15/2028 120,000 111,308
1.25%, 9/1/2030(b) 100,000 84,863
4.45%, 9/9/2034 50,000 48,413
Broadridge Financial
Solutions, Inc.,
3.40%, 6/27/2026 215,000 212,023
2.60%, 5/1/2031 135,000 118,336
Concentrix Corp.,
6.65%, 8/2/2026(b) 50,000 51,011
6.60%, 8/2/2028(b) 50,000 52,187
6.85%, 8/2/2033 50,000 51,673
Equifax, Inc.,
5.10%, 12/15/2027 45,000 45,592
5.10%, 6/1/2028 40,000 40,522
4.80%, 9/15/2029(b) 40,000 40,048
2.35%, 9/15/2031 100,000 85,678
Jacobs Engineering Group,
Inc.,
6.35%, 8/18/2028 100,000 104,331
5.90%, 3/1/2033(b) 75,000 77,088
TR Finance LLC,
3.35%, 5/15/2026(b) 280,000 276,050
UL Solutions, Inc.,
6.50%, 10/20/2028(c) 25,000 26,273

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc.,
5.75%, 4/1/2033 55,000 57,182
5.25%, 6/5/2034(b) 40,000 40,330
5.25%, 3/15/2035 25,000 24,969
3.63%, 5/15/2050(b) 85,000 61,000
1,608,877
Real Estate Management & Development 0.0%
†
CBRE Services, Inc.,
5.95%, 8/15/2034 25,000 26,139
Jones Lang LaSalle, Inc.,
6.88%, 12/1/2028 25,000 26,546
52,685
Residential REITs 0.1%
American Homes 4 Rent LP,
5.50%, 2/1/2034 50,000 50,053
5.25%, 3/15/2035(b) 100,000 98,113
4.30%, 4/15/2052 25,000 19,505
AvalonBay Communities, Inc.,
1.90%, 12/1/2028(b) 200,000 181,909
3.30%, 6/1/2029 20,000 19,016
2.30%, 3/1/2030(b) 76,000 68,058
2.45%, 1/15/2031 210,000 185,983
2.05%, 1/15/2032 85,000 71,946
5.30%, 12/7/2033 25,000 25,384
Camden Property Trust,
2.80%, 5/15/2030 80,000 73,038
ERP Operating LP,
1.85%, 8/1/2031 30,000 25,355
4.65%, 9/15/2034 25,000 23,955
4.50%, 7/1/2044 200,000 173,710
Essential Properties LP,
2.95%, 7/15/2031 100,000 86,715
Essex Portfolio LP,
3.38%, 4/15/2026(b) 300,000 296,577
4.00%, 3/1/2029(b) 100,000 97,251
3.00%, 1/15/2030(b) 75,000 69,033
2.65%, 3/15/2032 35,000 29,942
5.50%, 4/1/2034 100,000 100,946
Invitation Homes Operating
Partnership LP,
2.30%, 11/15/2028 125,000 114,580
5.45%, 8/15/2030(b) 60,000 61,458
4.15%, 4/15/2032 100,000 93,303
5.50%, 8/15/2033(b) 90,000 90,574
2.70%, 1/15/2034 30,000 24,422
Mid-America Apartments LP,
1.10%, 9/15/2026 30,000 28,583
2.75%, 3/15/2030 50,000 45,645
5.30%, 2/15/2032(b) 25,000 25,412
5.00%, 3/15/2034 25,000 24,684
Store Capital LLC,
5.40%, 4/30/2030(c) 25,000 25,039
2.70%, 12/1/2031 100,000 84,544
Sun Communities Operating
LP,
2.30%, 11/1/2028 65,000 59,987
5.50%, 1/15/2029(b) 25,000 25,577
2.70%, 7/15/2031 55,000 47,863
4.20%, 4/15/2032(b) 30,000 28,154
5.70%, 1/15/2033(b) 100,000 101,992
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
UDR, Inc.,
3.00%, 8/15/2031 250,000 222,854
1.90%, 3/15/2033 55,000 43,130
2,844,290
Retail REITs 0.1%
Brixmor Operating Partnership
LP,
4.05%, 7/1/2030(b) 84,000 80,465
2.50%, 8/16/2031(b) 100,000 85,900
5.50%, 2/15/2034 25,000 25,063
Federal Realty OP LP,
5.38%, 5/1/2028 20,000 20,339
3.50%, 6/1/2030(b) 200,000 186,716
Kimco Realty OP LLC,
2.25%, 12/1/2031 25,000 21,255
6.40%, 3/1/2034(b) 25,000 26,837
4.85%, 3/1/2035(b) 100,000 96,265
4.45%, 9/1/2047 250,000 205,772
NNN REIT, Inc.,
2.50%, 4/15/2030(b) 300,000 268,143
5.60%, 10/15/2033(b) 25,000 25,345
5.50%, 6/15/2034(b) 25,000 25,128
3.50%, 4/15/2051 40,000 26,930
Phillips Edison Grocery Center
Operating Partnership I LP,
2.63%, 11/15/2031 100,000 85,930
5.75%, 7/15/2034 25,000 25,202
4.95%, 1/15/2035 25,000 23,740
Realty Income Corp.,
4.70%, 12/15/2028 40,000 40,133
4.75%, 2/15/2029 25,000 25,060
3.40%, 1/15/2030(b) 250,000 235,759
3.25%, 1/15/2031(b) 65,000 59,718
5.63%, 10/13/2032(b) 45,000 46,438
2.85%, 12/15/2032(b) 400,000 344,588
1.80%, 3/15/2033 55,000 43,079
4.90%, 7/15/2033 60,000 58,887
5.13%, 2/15/2034(b) 25,000 24,806
Regency Centers LP,
2.95%, 9/15/2029 50,000 46,590
3.70%, 6/15/2030(b) 300,000 284,624
2,438,712
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc.,
4.32%, 3/24/2028 25,000 25,139
3.92%, 6/1/2032 75,000 71,286
4.39%, 6/1/2052 85,000 72,188
Analog Devices, Inc.,
2.10%, 10/1/2031 102,000 87,585
5.05%, 4/1/2034(b) 25,000 25,369
2.80%, 10/1/2041 175,000 126,677
5.30%, 4/1/2054(b) 25,000 24,130
Applied Materials, Inc.,
3.30%, 4/1/2027 200,000 196,545
4.80%, 6/15/2029(b) 35,000 35,567
1.75%, 6/1/2030 60,000 52,410
5.10%, 10/1/2035(b) 250,000 254,946
4.35%, 4/1/2047 86,000 73,768
2.75%, 6/1/2050 85,000 53,731

48 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom Corp.,
3.88%, 1/15/2027 500,000 494,420
Broadcom, Inc.,
5.05%, 7/12/2027(b) 125,000 126,575
4.15%, 2/15/2028(b) 60,000 59,491
4.80%, 4/15/2028 50,000 50,367
4.00%, 4/15/2029(b)(c) 95,000 92,724
5.05%, 7/12/2029(b) 75,000 76,042
4.35%, 2/15/2030 80,000 78,827
5.05%, 4/15/2030 50,000 50,664
4.15%, 11/15/2030(b) 121,000 117,108
2.45%, 2/15/2031(b)(c) 200,000 175,965
5.15%, 11/15/2031 95,000 96,342
4.55%, 2/15/2032(b) 70,000 68,299
4.15%, 4/15/2032(c) 80,000 75,882
5.20%, 4/15/2032 50,000 50,735
4.30%, 11/15/2032 200,000 190,917
2.60%, 2/15/2033(c) 260,000 219,123
3.42%, 4/15/2033(c) 84,000 74,790
3.47%, 4/15/2034(c) 1,000,000 880,255
4.80%, 10/15/2034(b) 120,000 117,142
3.14%, 11/15/2035(b)(c) 300,000 248,656
4.93%, 5/15/2037(c) 363,000 349,018
3.50%, 2/15/2041(b)(c) 100,000 78,306
Intel Corp.,
3.75%, 3/25/2027 200,000 196,741
3.15%, 5/11/2027 300,000 290,810
3.75%, 8/5/2027 60,000 58,755
4.88%, 2/10/2028(b) 110,000 110,582
1.60%, 8/12/2028 75,000 67,714
4.00%, 8/5/2029 60,000 57,878
2.45%, 11/15/2029(b) 400,000 358,680
5.13%, 2/10/2030(b) 310,000 312,179
3.90%, 3/25/2030 300,000 285,791
5.00%, 2/21/2031 30,000 29,977
2.00%, 8/12/2031(b) 100,000 83,546
4.15%, 8/5/2032(b) 300,000 278,119
5.20%, 2/10/2033 150,000 148,105
5.15%, 2/21/2034(b) 40,000 39,282
2.80%, 8/12/2041 30,000 19,896
5.63%, 2/10/2043(b) 45,000 42,484
4.10%, 5/11/2047(b) 300,000 221,642
3.73%, 12/8/2047 343,000 239,093
3.25%, 11/15/2049 100,000 62,740
4.75%, 3/25/2050(b) 400,000 322,287
4.90%, 8/5/2052(b) 60,000 49,180
5.70%, 2/10/2053(b) 120,000 110,304
5.60%, 2/21/2054(b) 100,000 90,940
3.10%, 2/15/2060 200,000 110,916
5.05%, 8/5/2062 60,000 48,807
5.90%, 2/10/2063(b) 110,000 103,091
KLA Corp.,
4.65%, 7/15/2032 50,000 49,652
4.70%, 2/1/2034 25,000 24,597
3.30%, 3/1/2050 220,000 152,696
4.95%, 7/15/2052(b) 90,000 82,447
5.25%, 7/15/2062(b) 75,000 70,646
Lam Research Corp.,
4.00%, 3/15/2029(b) 94,000 92,582
1.90%, 6/15/2030(b) 90,000 79,025
4.88%, 3/15/2049 75,000 68,398
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.,
4.90%, 3/15/2028 50,000 50,149
5.05%, 3/15/2029(b) 50,000 50,339
5.05%, 2/15/2030(b) 50,000 49,924
Micron Technology, Inc.,
5.38%, 4/15/2028 60,000 61,027
5.33%, 2/6/2029 150,000 152,219
6.75%, 11/1/2029(b) 150,000 160,929
5.30%, 1/15/2031 40,000 40,447
2.70%, 4/15/2032(b) 100,000 85,404
5.88%, 2/9/2033(b) 50,000 51,784
5.88%, 9/15/2033(b) 60,000 62,408
5.80%, 1/15/2035(b) 125,000 128,000
3.37%, 11/1/2041 50,000 36,933
3.48%, 11/1/2051(b) 50,000 33,998
NVIDIA Corp.,
3.20%, 9/16/2026 106,000 104,652
1.55%, 6/15/2028(b) 365,000 337,073
2.85%, 4/1/2030(b) 110,000 102,631
2.00%, 6/15/2031(b) 200,000 174,405
3.50%, 4/1/2050(b) 280,000 212,433
NXP BV,
3.88%, 6/18/2026 35,000 34,690
4.30%, 6/18/2029(b) 100,000 97,981
3.40%, 5/1/2030 35,000 32,587
2.50%, 5/11/2031(b) 190,000 164,557
2.65%, 2/15/2032 40,000 34,214
5.00%, 1/15/2033(b) 85,000 83,690
3.25%, 5/11/2041(b) 195,000 142,946
3.13%, 2/15/2042(b) 50,000 35,495
3.25%, 11/30/2051 30,000 19,400
QUALCOMM, Inc.,
3.25%, 5/20/2027 250,000 245,252
1.30%, 5/20/2028 73,000 66,761
2.15%, 5/20/2030 80,000 71,701
1.65%, 5/20/2032(b) 190,000 155,241
5.40%, 5/20/2033 100,000 104,479
4.65%, 5/20/2035(b) 100,000 98,729
4.30%, 5/20/2047 300,000 252,652
4.50%, 5/20/2052(b) 90,000 76,830
6.00%, 5/20/2053(b) 100,000 105,288
Skyworks Solutions, Inc.,
3.00%, 6/1/2031(b) 40,000 34,549
Texas Instruments, Inc.,
4.60%, 2/8/2027 25,000 25,211
4.60%, 2/15/2028 55,000 55,576
4.60%, 2/8/2029(b) 25,000 25,267
2.25%, 9/4/2029(b) 300,000 274,850
1.90%, 9/15/2031(b) 80,000 68,681
3.65%, 8/16/2032(b) 40,000 37,377
4.90%, 3/14/2033(b) 20,000 20,243
4.85%, 2/8/2034(b) 25,000 25,076
4.15%, 5/15/2048 100,000 82,847
2.70%, 9/15/2051 100,000 61,794
5.00%, 3/14/2053 20,000 18,647
5.15%, 2/8/2054(b) 100,000 94,870
5.05%, 5/18/2063 145,000 132,887
TSMC Arizona Corp.,
3.13%, 10/25/2041 200,000 156,587
4.50%, 4/22/2052(b) 200,000 186,220

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Xilinx, Inc.,
2.38%, 6/1/2030 50,000 45,042
14,293,543
Software 0.6%
Adobe, Inc.,
2.15%, 2/1/2027(b) 245,000 236,266
4.80%, 4/4/2029 25,000 25,405
2.30%, 2/1/2030(b) 100,000 90,778
4.95%, 4/4/2034 25,000 25,197
AppLovin Corp.,
5.13%, 12/1/2029 75,000 75,290
5.38%, 12/1/2031(b) 25,000 25,127
5.50%, 12/1/2034(b) 55,000 54,988
Atlassian Corp.,
5.25%, 5/15/2029(b) 25,000 25,442
5.50%, 5/15/2034 25,000 25,384
Autodesk, Inc.,
2.40%, 12/15/2031 155,000 132,771
Cadence Design Systems,
Inc.,
4.20%, 9/10/2027(b) 35,000 34,899
4.30%, 9/10/2029(b) 50,000 49,504
4.70%, 9/10/2034(b) 25,000 24,410
Intuit, Inc.,
5.25%, 9/15/2026 55,000 55,645
5.13%, 9/15/2028(b) 75,000 76,978
5.20%, 9/15/2033(b) 75,000 76,586
5.50%, 9/15/2053(b) 122,000 121,301
Microsoft Corp.,
2.40%, 8/8/2026 465,000 454,746
3.30%, 2/6/2027 800,000 789,708
1.35%, 9/15/2030 25,000 21,601
3.50%, 2/12/2035(b) 325,000 299,591
3.45%, 8/8/2036 239,000 213,301
2.53%, 6/1/2050 436,000 273,123
2.50%, 9/15/2050 200,000 124,247
2.92%, 3/17/2052 575,000 385,588
2.68%, 6/1/2060 400,000 238,900
3.04%, 3/17/2062 250,000 163,000
Oracle Corp.,
2.65%, 7/15/2026 190,000 185,487
3.25%, 11/15/2027(b) 300,000 290,825
4.50%, 5/6/2028 55,000 55,021
4.80%, 8/3/2028 150,000 151,211
4.20%, 9/27/2029(b) 150,000 147,128
6.15%, 11/9/2029(b) 65,000 68,808
2.95%, 4/1/2030(b) 400,000 367,479
4.65%, 5/6/2030(b) 55,000 54,869
3.25%, 5/15/2030(b) 250,000 232,870
2.88%, 3/25/2031 500,000 447,659
5.25%, 2/3/2032(b) 70,000 70,903
6.25%, 11/9/2032(b) 180,000 191,979
4.90%, 2/6/2033 85,000 83,578
4.30%, 7/8/2034 150,000 139,517
4.70%, 9/27/2034 250,000 238,737
3.90%, 5/15/2035(b) 200,000 178,017
5.50%, 8/3/2035 150,000 151,198
3.80%, 11/15/2037 300,000 252,762
3.60%, 4/1/2040 300,000 235,959
5.38%, 7/15/2040 350,000 334,382
4.50%, 7/8/2044 120,000 101,033
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
4.00%, 7/15/2046 100,000 76,476
4.00%, 11/15/2047(b) 400,000 303,243
3.60%, 4/1/2050 500,000 347,384
6.90%, 11/9/2052(b) 180,000 198,426
5.55%, 2/6/2053(b) 130,000 121,506
5.38%, 9/27/2054 195,000 177,829
6.00%, 8/3/2055(b) 150,000 149,809
3.85%, 4/1/2060 250,000 171,784
4.10%, 3/25/2061(b) 200,000 142,932
5.50%, 9/27/2064 200,000 181,304
6.13%, 8/3/2065(b) 100,000 99,862
Roper Technologies, Inc.,
4.20%, 9/15/2028 82,000 81,053
2.95%, 9/15/2029(b) 90,000 83,729
4.50%, 10/15/2029(b) 25,000 24,847
1.75%, 2/15/2031(b) 245,000 205,904
4.75%, 2/15/2032 50,000 49,446
4.90%, 10/15/2034(b) 75,000 73,298
Salesforce, Inc.,
3.70%, 4/11/2028(b) 500,000 492,577
1.95%, 7/15/2031(b) 35,000 30,138
2.70%, 7/15/2041(b) 200,000 142,706
2.90%, 7/15/2051 290,000 187,103
ServiceNow, Inc.,
1.40%, 9/1/2030 145,000 122,372
Synopsys, Inc.,
4.55%, 4/1/2027 125,000 125,465
4.65%, 4/1/2028 65,000 65,372
4.85%, 4/1/2030 125,000 125,822
5.00%, 4/1/2032 125,000 125,308
5.15%, 4/1/2035(b) 70,000 70,368
5.70%, 4/1/2055(b) 35,000 34,752
VMware LLC,
1.40%, 8/15/2026 300,000 287,299
4.70%, 5/15/2030 300,000 297,369
2.20%, 8/15/2031 150,000 127,496
Workday, Inc.,
3.50%, 4/1/2027(b) 50,000 49,024
3.70%, 4/1/2029 50,000 48,192
3.80%, 4/1/2032(b) 70,000 64,790
12,984,183
Specialized REITs 0.3%
American Tower Corp.,
1.45%, 9/15/2026 105,000 100,405
3.65%, 3/15/2027 35,000 34,408
1.50%, 1/31/2028 300,000 275,465
5.50%, 3/15/2028 60,000 61,418
5.25%, 7/15/2028(b) 40,000 40,717
5.80%, 11/15/2028(b) 85,000 88,131
5.20%, 2/15/2029(b) 25,000 25,399
3.95%, 3/15/2029 300,000 291,455
2.90%, 1/15/2030 110,000 101,184
4.90%, 3/15/2030 50,000 50,265
1.88%, 10/15/2030(b) 165,000 141,141
2.30%, 9/15/2031 145,000 123,988
4.05%, 3/15/2032(b) 60,000 56,630
5.65%, 3/15/2033(b) 60,000 61,848
5.55%, 7/15/2033(b) 40,000 40,881
5.90%, 11/15/2033(b) 100,000 104,786
5.45%, 2/15/2034 25,000 25,363

50 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
5.40%, 1/31/2035 50,000 50,451
5.35%, 3/15/2035(b) 50,000 50,147
2.95%, 1/15/2051(b) 200,000 126,292
Crown Castle, Inc.,
3.70%, 6/15/2026 60,000 59,281
1.05%, 7/15/2026 300,000 285,964
2.90%, 3/15/2027 40,000 38,634
3.65%, 9/1/2027(b) 150,000 146,133
5.00%, 1/11/2028 65,000 65,244
3.80%, 2/15/2028 150,000 145,967
4.80%, 9/1/2028 35,000 34,933
5.60%, 6/1/2029(b) 75,000 76,644
4.90%, 9/1/2029 40,000 39,817
3.10%, 11/15/2029(b) 260,000 239,469
2.25%, 1/15/2031(b) 92,000 78,626
5.10%, 5/1/2033 35,000 34,210
5.80%, 3/1/2034 65,000 66,257
5.20%, 9/1/2034(b) 50,000 48,940
2.90%, 4/1/2041 200,000 140,352
4.75%, 5/15/2047(b) 100,000 85,245
CubeSmart LP,
2.25%, 12/15/2028(b) 155,000 141,960
2.00%, 2/15/2031 50,000 42,303
2.50%, 2/15/2032 175,000 147,795
EPR Properties,
4.95%, 4/15/2028 200,000 198,060
Equinix, Inc.,
1.55%, 3/15/2028(b) 100,000 91,757
2.00%, 5/15/2028 30,000 27,769
3.20%, 11/18/2029(b) 105,000 98,224
2.50%, 5/15/2031(b) 90,000 78,559
2.95%, 9/15/2051 100,000 61,904
3.40%, 2/15/2052 200,000 135,691
Extra Space Storage LP,
5.50%, 7/1/2030(b) 175,000 179,434
2.40%, 10/15/2031(b) 90,000 76,578
2.35%, 3/15/2032 40,000 33,455
5.40%, 2/1/2034 25,000 25,031
5.35%, 1/15/2035 25,000 24,797
5.40%, 6/15/2035 50,000 49,711
Public Storage Operating Co.,
1.50%, 11/9/2026 140,000 133,876
1.85%, 5/1/2028(b) 185,000 171,511
1.95%, 11/9/2028 135,000 123,842
5.13%, 1/15/2029 30,000 30,673
2.30%, 5/1/2031 160,000 138,779
2.25%, 11/9/2031 100,000 85,752
5.10%, 8/1/2033(b) 74,000 74,581
5.35%, 8/1/2053(b) 25,000 23,984
Weyerhaeuser Co.,
4.75%, 5/15/2026 60,000 60,092
7.38%, 3/15/2032 193,000 216,703
5,908,911
Specialty Retail 0.3%
AutoNation, Inc.,
1.95%, 8/1/2028(b) 45,000 40,952
2.40%, 8/1/2031 90,000 75,340
3.85%, 3/1/2032(b) 30,000 27,068
AutoZone, Inc.,
5.05%, 7/15/2026 25,000 25,179
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc.,
4.50%, 2/1/2028(b) 145,000 144,985
6.25%, 11/1/2028 25,000 26,310
5.10%, 7/15/2029(b) 50,000 50,797
4.00%, 4/15/2030(b) 100,000 96,467
4.75%, 8/1/2032 40,000 39,357
4.75%, 2/1/2033(b) 150,000 146,451
5.20%, 8/1/2033 25,000 24,938
6.55%, 11/1/2033 25,000 27,206
5.40%, 7/15/2034(b) 50,000 50,519
Best Buy Co., Inc.,
1.95%, 10/1/2030 125,000 107,248
Dick's Sporting Goods, Inc.,
4.10%, 1/15/2052 50,000 35,898
Home Depot, Inc. (The),
5.15%, 6/25/2026 100,000 101,099
4.95%, 9/30/2026(b) 50,000 50,523
2.50%, 4/15/2027(b) 200,000 193,372
2.88%, 4/15/2027 45,000 43,818
4.88%, 6/25/2027(b) 65,000 65,914
0.90%, 3/15/2028(b) 130,000 118,171
1.50%, 9/15/2028(b) 100,000 91,247
3.90%, 12/6/2028(b) 300,000 295,875
4.90%, 4/15/2029 50,000 50,970
2.95%, 6/15/2029(b) 186,000 175,411
4.75%, 6/25/2029 55,000 55,674
1.38%, 3/15/2031(b) 300,000 249,635
4.85%, 6/25/2031(b) 85,000 86,138
1.88%, 9/15/2031 100,000 84,742
3.25%, 4/15/2032 200,000 182,440
4.50%, 9/15/2032(b) 90,000 89,104
4.95%, 6/25/2034 95,000 95,319
5.88%, 12/16/2036 200,000 213,838
5.95%, 4/1/2041 150,000 158,364
4.20%, 4/1/2043 150,000 128,397
4.40%, 3/15/2045 600,000 517,954
4.50%, 12/6/2048 150,000 129,193
3.35%, 4/15/2050(b) 135,000 95,060
2.38%, 3/15/2051 200,000 114,554
2.75%, 9/15/2051 100,000 61,673
3.63%, 4/15/2052(b) 140,000 102,758
4.95%, 9/15/2052(b) 25,000 22,935
5.30%, 6/25/2054(b) 150,000 144,879
Lowe's Cos., Inc.,
4.80%, 4/1/2026 60,000 60,175
3.35%, 4/1/2027(b) 60,000 58,750
3.10%, 5/3/2027 250,000 243,133
1.30%, 4/15/2028(b) 170,000 154,887
1.70%, 9/15/2028 80,000 72,827
6.50%, 3/15/2029(b) 236,000 252,487
1.70%, 10/15/2030 75,000 63,982
2.63%, 4/1/2031(b) 300,000 265,878
3.75%, 4/1/2032(b) 245,000 227,281
5.00%, 4/15/2033(b) 60,000 59,750
5.15%, 7/1/2033(b) 75,000 75,495
2.80%, 9/15/2041 60,000 41,520
4.05%, 5/3/2047 250,000 194,713
3.00%, 10/15/2050 345,000 215,717
4.25%, 4/1/2052 65,000 50,843
5.63%, 4/15/2053(b) 200,000 193,062
4.45%, 4/1/2062(b) 75,000 58,345
5.80%, 9/15/2062 60,000 58,258

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
5.85%, 4/1/2063 110,000 107,477
O'Reilly Automotive, Inc.,
5.75%, 11/20/2026 35,000 35,642
4.70%, 6/15/2032 100,000 97,947
5.00%, 8/19/2034 25,000 24,564
TJX Cos., Inc. (The),
2.25%, 9/15/2026 500,000 486,158
Tractor Supply Co.,
1.75%, 11/1/2030(b) 55,000 46,727
5.25%, 5/15/2033(b) 20,000 20,203
7,803,593
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.,
2.45%, 8/4/2026 625,000 611,031
3.35%, 2/9/2027(b) 500,000 493,460
3.20%, 5/11/2027(b) 300,000 294,764
1.20%, 2/8/2028(b) 500,000 461,093
4.00%, 5/10/2028 60,000 59,977
1.40%, 8/5/2028 350,000 320,239
3.25%, 8/8/2029(b) 150,000 144,489
2.20%, 9/11/2029(b) 235,000 215,959
4.15%, 5/10/2030(b) 60,000 60,312
1.65%, 5/11/2030 300,000 263,630
1.25%, 8/20/2030 300,000 257,072
1.65%, 2/8/2031(b) 250,000 215,984
1.70%, 8/5/2031 50,000 42,777
3.35%, 8/8/2032(b) 150,000 140,378
4.30%, 5/10/2033 60,000 59,580
4.50%, 2/23/2036(b) 150,000 149,103
3.85%, 5/4/2043 550,000 461,298
4.38%, 5/13/2045 355,000 314,900
4.65%, 2/23/2046 310,000 285,857
2.65%, 5/11/2050 300,000 188,945
2.40%, 8/20/2050 100,000 59,821
2.65%, 2/8/2051 400,000 250,365
2.70%, 8/5/2051 50,000 31,505
3.95%, 8/8/2052(b) 120,000 96,585
4.85%, 5/10/2053(b) 60,000 57,555
2.55%, 8/20/2060 300,000 177,255
2.80%, 2/8/2061 200,000 120,870
2.85%, 8/5/2061 50,000 30,411
4.10%, 8/8/2062(b) 120,000 96,191
Dell International LLC,
6.02%, 6/15/2026(b) 261,000 264,370
4.90%, 10/1/2026 132,000 132,512
5.30%, 10/1/2029(b) 300,000 305,453
4.35%, 2/1/2030 25,000 24,440
5.00%, 4/1/2030 30,000 30,140
5.30%, 4/1/2032 50,000 50,321
5.75%, 2/1/2033(b) 60,000 62,384
5.40%, 4/15/2034(b) 50,000 50,387
4.85%, 2/1/2035(b) 75,000 71,544
5.50%, 4/1/2035 50,000 50,014
8.10%, 7/15/2036 125,000 149,165
3.38%, 12/15/2041(b) 100,000 73,859
8.35%, 7/15/2046(b) 43,000 54,040
3.45%, 12/15/2051 55,000 37,170
Hewlett Packard Enterprise
Co.,
4.45%, 9/25/2026 75,000 74,825
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co.,
4.40%, 9/25/2027(b) 75,000 74,772
5.25%, 7/1/2028(b) 20,000 20,379
4.55%, 10/15/2029 100,000 98,923
4.85%, 10/15/2031(b) 40,000 39,587
5.00%, 10/15/2034(b) 185,000 180,236
6.35%, 10/15/2045(b)(f) 150,000 153,973
5.60%, 10/15/2054 135,000 128,442
HP, Inc.,
4.75%, 1/15/2028 60,000 60,400
4.00%, 4/15/2029(b) 60,000 58,199
2.65%, 6/17/2031(b) 50,000 43,518
5.50%, 1/15/2033(b) 60,000 60,855
6.00%, 9/15/2041(b) 250,000 251,553
Western Digital Corp.,
2.85%, 2/1/2029 250,000 225,684
8,788,551
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc.,
2.85%, 3/27/2030(b) 400,000 370,284
3.88%, 11/1/2045 250,000 200,014
3.38%, 3/27/2050(b) 200,000 142,816
713,114
Tobacco 0.3%
Altria Group, Inc.,
6.20%, 11/1/2028(b) 25,000 26,254
4.80%, 2/14/2029(b) 300,000 300,611
5.80%, 2/14/2039(b) 300,000 301,407
4.50%, 5/2/2043 250,000 206,921
5.38%, 1/31/2044(b) 170,000 162,146
5.95%, 2/14/2049(b) 250,000 246,780
3.70%, 2/4/2051(b) 250,000 172,244
BAT Capital Corp.,
4.70%, 4/2/2027(b) 100,000 100,145
3.56%, 8/15/2027(b) 198,000 193,217
2.26%, 3/25/2028 160,000 149,518
6.34%, 8/2/2030(b) 100,000 106,303
4.74%, 3/16/2032 70,000 68,200
5.35%, 8/15/2032 50,000 50,286
6.42%, 8/2/2033(b) 90,000 96,056
6.00%, 2/20/2034(b) 100,000 104,213
5.63%, 8/15/2035(b) 50,000 50,197
4.39%, 8/15/2037 350,000 307,333
7.08%, 8/2/2043 50,000 54,617
4.76%, 9/6/2049 150,000 122,056
5.65%, 3/16/2052(b) 70,000 64,438
7.08%, 8/2/2053(b) 75,000 82,477
BAT International Finance plc,
4.45%, 3/16/2028 70,000 69,660
5.93%, 2/2/2029(b) 200,000 208,448
Philip Morris International,
Inc.,
4.75%, 2/12/2027(b) 50,000 50,365
4.38%, 11/1/2027(b) 50,000 49,979
5.13%, 11/17/2027(b) 90,000 91,571
4.88%, 2/15/2028(b) 100,000 101,319
5.25%, 9/7/2028(b) 25,000 25,615
4.88%, 2/13/2029 50,000 50,526
4.63%, 11/1/2029 50,000 50,143

52 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.63%, 11/17/2029(b) 70,000 72,981
5.13%, 2/15/2030(b) 100,000 101,966
5.50%, 9/7/2030 25,000 25,976
5.13%, 2/13/2031 100,000 101,742
4.75%, 11/1/2031 50,000 49,851
5.75%, 11/17/2032(b) 180,000 188,431
5.38%, 2/15/2033(b) 250,000 254,978
5.63%, 9/7/2033 25,000 25,910
5.25%, 2/13/2034(b) 250,000 252,346
4.90%, 11/1/2034 50,000 49,130
6.38%, 5/16/2038(b) 360,000 395,163
3.88%, 8/21/2042 100,000 80,240
4.25%, 11/10/2044 160,000 134,059
Reynolds American, Inc.,
5.70%, 8/15/2035 120,000 120,874
5.85%, 8/15/2045 400,000 381,704
5,898,396
Trading Companies & Distributors 0.1%
Air Lease Corp.,
3.75%, 6/1/2026 250,000 247,315
5.30%, 6/25/2026 25,000 25,190
1.88%, 8/15/2026 80,000 77,034
5.30%, 2/1/2028(b) 50,000 50,860
2.10%, 9/1/2028 100,000 91,758
5.10%, 3/1/2029 50,000 50,558
3.25%, 10/1/2029(b) 250,000 234,180
5.20%, 7/15/2031 25,000 25,108
2.88%, 1/15/2032(b) 100,000 87,079
GATX Corp.,
3.25%, 9/15/2026 50,000 49,020
4.00%, 6/30/2030(b) 100,000 96,065
4.90%, 3/15/2033 145,000 142,517
5.45%, 9/15/2033(b) 100,000 101,030
6.05%, 3/15/2034 50,000 52,512
6.90%, 5/1/2034 25,000 27,680
5.50%, 6/15/2035 25,000 24,997
3.10%, 6/1/2051 90,000 56,665
6.05%, 6/5/2054(b) 25,000 25,159
WW Grainger, Inc.,
4.45%, 9/15/2034(b) 45,000 43,177
3.75%, 5/15/2046(b) 250,000 197,453
1,705,357
Water Utilities 0.0%
†
American Water Capital Corp.,
4.45%, 6/1/2032 60,000 58,165
5.15%, 3/1/2034(b) 50,000 50,172
5.25%, 3/1/2035 75,000 75,411
4.30%, 9/1/2045 500,000 420,223
5.45%, 3/1/2054(b) 50,000 48,193
Essential Utilities, Inc.,
4.80%, 8/15/2027(b) 25,000 25,095
5.38%, 1/15/2034(b) 25,000 25,129
3.35%, 4/15/2050 200,000 133,335
5.30%, 5/1/2052(b) 40,000 36,518
872,241
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.3%
America Movil SAB de CV,
6.38%, 3/1/2035(b) 177,000 190,941
6.13%, 3/30/2040 350,000 360,949
Rogers Communications, Inc.,
3.20%, 3/15/2027 60,000 58,374
5.00%, 2/15/2029(b) 150,000 150,134
3.80%, 3/15/2032 214,000 194,270
5.30%, 2/15/2034(b) 150,000 147,244
4.50%, 3/15/2042(b) 70,000 59,229
4.50%, 3/15/2043 100,000 84,002
5.00%, 3/15/2044(b) 80,000 70,762
4.35%, 5/1/2049 300,000 234,764
4.55%, 3/15/2052(b) 80,000 63,794
T-Mobile USA, Inc.,
3.75%, 4/15/2027 500,000 492,762
2.05%, 2/15/2028 100,000 93,398
4.95%, 3/15/2028 85,000 85,977
4.80%, 7/15/2028 80,000 80,610
4.85%, 1/15/2029 45,000 45,254
3.38%, 4/15/2029 500,000 474,943
4.20%, 10/1/2029 50,000 49,096
3.88%, 4/15/2030 500,000 479,321
2.55%, 2/15/2031(b) 500,000 440,793
2.70%, 3/15/2032 80,000 69,200
5.13%, 5/15/2032(b) 50,000 50,315
5.05%, 7/15/2033 245,000 243,351
5.75%, 1/15/2034 65,000 67,707
5.15%, 4/15/2034 25,000 25,031
4.70%, 1/15/2035(b) 75,000 72,173
5.30%, 5/15/2035 150,000 150,805
4.38%, 4/15/2040 250,000 220,060
3.00%, 2/15/2041(b) 200,000 145,101
4.50%, 4/15/2050 150,000 124,750
3.30%, 2/15/2051 300,000 200,261
3.40%, 10/15/2052 200,000 135,164
5.65%, 1/15/2053(b) 200,000 195,101
5.75%, 1/15/2054(b) 80,000 79,159
6.00%, 6/15/2054(b) 100,000 102,073
5.25%, 6/15/2055(b) 100,000 91,840
5.88%, 11/15/2055(b) 80,000 80,538
5.80%, 9/15/2062 200,000 196,301
Vodafone Group plc,
7.88%, 2/15/2030(b) 206,000 235,755
5.25%, 5/30/2048(b) 122,000 112,287
4.88%, 6/19/2049(b) 300,000 255,848
4.25%, 9/17/2050 40,000 30,803
5.63%, 2/10/2053 100,000 93,815
5.75%, 6/28/2054(b) 100,000 95,441
5.75%, 2/10/2063 100,000 94,147
5.88%, 6/28/2064(b) 100,000 95,874
7,119,517
Total Corporate Bonds
(cost $609,260,271)
565,183,931
Foreign Government Securities 1.5%
CANADA 0.3%
Canada Government Bond,
3.75%, 4/26/2028(b) 1,300,000 1,292,659
4.00%, 3/18/2030 180,000 179,688

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 53
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Export Development Canada,
3.88%, 2/14/2028(b) 500,000 498,360
4.13%, 2/13/2029 500,000 501,421
Province of Alberta,
3.30%, 3/15/2028 500,000 488,605
Province of British Columbia,
4.90%, 4/24/2029 400,000 410,302
4.75%, 6/12/2034 400,000 402,489
Province of Manitoba,
4.90%, 5/31/2034 100,000 101,843
Province of Ontario,
2.50%, 4/27/2026 600,000 589,528
2.00%, 10/2/2029(b) 1,000,000 909,619
4.70%, 1/15/2030 35,000 35,663
5.05%, 4/24/2034 200,000 206,007
Province of Quebec,
3.63%, 4/13/2028(b) 500,000 492,903
7.50%, 9/15/2029 578,000 653,563
4.25%, 9/5/2034 200,000 193,875
6,956,525
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028 200,000 192,380
4.85%, 1/22/2029 200,000 201,200
2.45%, 1/31/2031 500,000 437,925
2.55%, 1/27/2032 500,000 431,045
2.55%, 7/27/2033 350,000 289,520
3.10%, 5/7/2041 400,000 293,280
3.50%, 1/25/2050 250,000 176,337
5.33%, 1/5/2054(b) 328,290 306,590
3.25%, 9/21/2071 200,000 119,866
2,448,143
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 112,532
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 198,446
3.50%, 1/11/2028 500,000 485,737
4.10%, 4/24/2028 1,000,000 986,642
2.85%, 2/14/2030 500,000 456,680
4.65%, 9/20/2032 200,000 193,998
4.75%, 9/10/2034(b) 200,000 192,841
5.35%, 2/11/2049 200,000 192,526
4.20%, 10/15/2050 200,000 159,825
3.05%, 3/12/2051 300,000 192,438
5.65%, 1/11/2053(b) 200,000 196,164
4.45%, 4/15/2070(b) 200,000 157,294
3,412,591
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 190,855
5.50%, 3/12/2034 250,000 247,750
3.38%, 1/15/2050 200,000 129,868
3.88%, 7/3/2050 200,000 141,214
5.75%, 3/12/2054 250,000 229,399
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL
State of Israel Government
Bond
4.50%, 4/3/2120 200,000 140,700
1,079,786
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 507,549
4.00%, 10/17/2049(b) 400,000 293,447
800,996
JAPAN 0.1%
Japan Bank for International
Cooperation,
1.88%, 7/21/2026(b) 500,000 485,338
2.88%, 7/21/2027(b) 500,000 486,248
3.50%, 10/31/2028 400,000 391,289
1.88%, 4/15/2031 800,000 696,192
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 447,530
2,506,597
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027 200,000 197,451
3.75%, 1/11/2028 1,000,000 968,438
4.50%, 4/22/2029(b) 300,000 291,091
2.66%, 5/24/2031 700,000 588,912
8.30%, 8/15/2031 300,000 349,335
4.88%, 5/19/2033(b) 200,000 183,442
3.50%, 2/12/2034 250,000 204,927
6.75%, 9/27/2034 596,000 622,015
6.35%, 2/9/2035(b) 200,000 200,342
6.88%, 5/13/2037(b) 300,000 307,080
6.05%, 1/11/2040 400,000 376,220
4.75%, 3/8/2044 400,000 309,600
5.55%, 1/21/2045 300,000 264,825
4.60%, 1/23/2046 347,000 258,341
4.50%, 1/31/2050(b) 200,000 143,480
4.40%, 2/12/2052 200,000 138,542
6.34%, 5/4/2053(b) 350,000 317,699
6.40%, 5/7/2054(b) 400,000 365,084
7.38%, 5/13/2055 200,000 204,300
3.77%, 5/24/2061 200,000 116,100
6,407,224
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 189,520
2.25%, 9/29/2032 200,000 145,629
6.40%, 2/14/2035 200,000 187,340
6.70%, 1/26/2036 250,000 239,025
8.00%, 3/1/2038 200,000 206,000
4.30%, 4/29/2053 500,000 304,075
6.85%, 3/28/2054(b) 200,000 174,700
4.50%, 4/1/2056 400,000 243,360
3.87%, 7/23/2060 200,000 107,050
1,796,699

54 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027(b) 175,000 173,591
2.78%, 1/23/2031 500,000 437,950
8.75%, 11/21/2033 300,000 363,630
3.00%, 1/15/2034(b) 200,000 165,744
3.30%, 3/11/2041 200,000 146,250
5.63%, 11/18/2050(b) 300,000 284,997
5.88%, 8/8/2054(b) 200,000 193,412
3.60%, 1/15/2072 150,000 92,550
1,858,124
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 603,124
2.46%, 5/5/2030(b) 500,000 450,185
7.75%, 1/14/2031 200,000 230,241
6.38%, 10/23/2034 500,000 545,562
3.70%, 3/1/2041 250,000 201,035
3.70%, 2/2/2042 600,000 476,839
3.20%, 7/6/2046 400,000 279,815
5.50%, 1/17/2048 200,000 196,357
2,983,158
POLAND 0.1%
Republic of Poland,
4.88%, 10/4/2033 200,000 196,813
5.13%, 9/18/2034 250,000 247,864
5.38%, 2/12/2035 300,000 301,576
5.50%, 4/4/2053 200,000 188,207
5.50%, 3/18/2054 300,000 281,426
1,215,886
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 963,603
4.50%, 9/15/2032 400,000 394,588
5.13%, 1/11/2033(b) 200,000 204,953
Republic of Korea,
4.13%, 6/10/2044 250,000 221,484
1,784,628
SWEDEN 0.0%
†
Svensk Exportkredit AB,
4.13%, 6/14/2028 500,000 501,029
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 250,000 249,565
4.38%, 1/23/2031(b) 200,000 196,453
5.75%, 10/28/2034 200,000 208,000
5.44%, 2/14/2037 25,000 25,240
5.10%, 6/18/2050 350,000 323,750
4.98%, 4/20/2055 200,000 178,800
5.25%, 9/10/2060 200,000 182,900
1,364,708
Total Foreign Government Securities
(cost $38,438,996)
35,228,626
Mortgage-Backed Securities 24.8%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 730 728
Pool# E02746
3.50%, 11/1/2025 5,689 5,663
Pool# J13883
3.50%, 12/1/2025 13,662 13,594
Pool# J14732
4.00%, 3/1/2026 9,398 9,354
Pool# E02896
3.50%, 5/1/2026 7,991 7,939
Pool# J18127
3.00%, 3/1/2027 21,205 20,934
Pool# J18702
3.00%, 3/1/2027 19,809 19,557
Pool# J19106
3.00%, 5/1/2027 9,585 9,459
Pool# J20471
3.00%, 9/1/2027 42,850 42,221
Pool# G14609
3.00%, 11/1/2027 81,011 79,754
Pool# C00566
7.50%, 12/1/2027 139 141
Pool# G15100
2.50%, 7/1/2028 39,009 38,091
Pool# C18271
7.00%, 11/1/2028 713 745
Pool# C00678
7.00%, 11/1/2028 137 143
Pool# C00836
7.00%, 7/1/2029 141 148
Pool# C31285
7.00%, 9/1/2029 238 248
Pool# G18536
2.50%, 1/1/2030 713,574 688,967
Pool# C37436
8.00%, 1/1/2030 429 450
Pool# C36429
7.00%, 2/1/2030 367 383
Pool# C36306
7.00%, 2/1/2030 242 253
Pool# C00921
7.50%, 2/1/2030 355 368
Pool# G01108
7.00%, 4/1/2030 123 129
Pool# G18552
3.00%, 5/1/2030 265,715 259,194
Pool# U49055
3.00%, 6/1/2030 24,487 23,951
Pool# J32243
3.00%, 7/1/2030 218,630 212,807
Pool# J32255
3.00%, 7/1/2030 45,821 44,628
Pool# J32257
3.00%, 7/1/2030 45,100 43,894
Pool# C41561
8.00%, 8/1/2030 1,210 1,222
Pool# C01051
8.00%, 9/1/2030 549 573
Pool# C43550
7.00%, 10/1/2030 838 876
Pool# C44017
7.50%, 10/1/2030 279 279

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44957
8.00%, 11/1/2030 544 546
Pool# J33361
3.00%, 12/1/2030 98,724 96,179
Pool# G18578
3.00%, 12/1/2030 94,967 92,317
Pool# J33315
3.00%, 12/1/2030 44,528 43,323
Pool# C01103
7.50%, 12/1/2030 214 222
Pool# C46932
7.50%, 1/1/2031 418 419
Pool# G18587
3.00%, 2/1/2031 70,820 68,730
Pool# G18592
3.00%, 3/1/2031 78,035 75,706
Pool# C48206
7.50%, 3/1/2031 1,107 1,108
Pool# C91366
4.50%, 4/1/2031 24,334 24,407
Pool# G18601
3.00%, 5/1/2031 45,865 44,518
Pool# G18605
3.00%, 6/1/2031 26,772 25,975
Pool# J34627
3.00%, 6/1/2031 7,766 7,537
Pool# C91377
4.50%, 6/1/2031 12,726 12,766
Pool# C53324
7.00%, 6/1/2031 1,027 1,074
Pool# J35107
2.50%, 8/1/2031 46,507 44,551
Pool# G01309
7.00%, 8/1/2031 345 360
Pool# G01311
7.00%, 9/1/2031 2,328 2,433
Pool# C01222
7.00%, 9/1/2031 358 374
Pool# G01315
7.00%, 9/1/2031 88 92
Pool# J35522
2.50%, 10/1/2031 181,325 173,572
Pool# C60012
7.00%, 11/1/2031 376 393
Pool# C61298
8.00%, 11/1/2031 1,498 1,503
Pool# J35957
2.50%, 12/1/2031 271,764 260,225
Pool# C61105
7.00%, 12/1/2031 3,453 3,609
Pool# C63171
7.00%, 1/1/2032 2,553 2,669
Pool# V61548
2.50%, 2/1/2032 258,738 247,335
Pool# D99004
3.50%, 3/1/2032 46,775 45,743
Pool# G30577
3.50%, 4/1/2032 103,789 101,551
Pool# G01391
7.00%, 4/1/2032 4,234 4,425
Pool# C01345
7.00%, 4/1/2032 1,762 1,842
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01370
8.00%, 4/1/2032 445 451
Pool# C01381
8.00%, 5/1/2032 6,513 6,851
Pool# C68290
7.00%, 6/1/2032 1,639 1,713
Pool# C68300
7.00%, 6/1/2032 527 551
Pool# D99266
3.50%, 7/1/2032 78,612 76,876
Pool# G01449
7.00%, 7/1/2032 2,754 2,878
Pool# C69908
7.00%, 8/1/2032 12,661 13,233
Pool# C91558
3.50%, 9/1/2032 15,467 15,092
Pool# G16407
2.50%, 1/1/2033 136,036 129,989
Pool# G16408
2.50%, 1/1/2033 97,278 92,968
Pool# G01536
7.00%, 3/1/2033 4,714 4,927
Pool# C01528
5.00%, 4/1/2033 21,581 21,742
Pool# G30646
3.00%, 5/1/2033 103,298 98,723
Pool# G30642
3.00%, 5/1/2033 52,262 49,903
Pool# K90535
3.00%, 5/1/2033 21,038 20,091
Pool# G18693
4.00%, 5/1/2033 28,926 28,717
Pool# G18696
3.50%, 7/1/2033 8,559 8,385
Pool# A16419
6.50%, 11/1/2033 11,051 11,405
Pool# A21356
6.50%, 4/1/2034 20,012 20,653
Pool# C01851
6.50%, 4/1/2034 13,609 14,180
Pool# A24301
6.50%, 5/1/2034 21,196 22,075
Pool# A22067
6.50%, 5/1/2034 8,436 8,707
Pool# G18737
3.50%, 6/1/2034 56,325 54,634
Pool# A24988
6.50%, 7/1/2034 8,372 8,702
Pool# G01741
6.50%, 10/1/2034 3,857 4,026
Pool# G08023
6.50%, 11/1/2034 9,370 9,854
Pool# G01947
7.00%, 5/1/2035 3,637 3,801
Pool# G08073
5.50%, 8/1/2035 38,501 39,454
Pool# A37135
5.50%, 9/1/2035 77,875 79,804
Pool# A47368
5.00%, 10/1/2035 54,971 55,431
Pool# A38531
5.50%, 10/1/2035 105,894 107,998

56 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A38255
5.50%, 10/1/2035 65,309 66,927
Pool# G08088
6.50%, 10/1/2035 37,469 38,903
Pool# A39759
5.50%, 11/1/2035 3,375 3,458
Pool# A40376
5.50%, 12/1/2035 1,467 1,504
Pool# A42305
5.50%, 1/1/2036 4,502 4,636
Pool# A41548
7.00%, 1/1/2036 5,337 5,578
Pool# G08111
5.50%, 2/1/2036 50,975 52,237
Pool# A43885
5.50%, 3/1/2036 139,779 142,698
Pool# A43886
5.50%, 3/1/2036 118,351 120,821
Pool# A43884
5.50%, 3/1/2036 54,114 55,376
Pool# A48378
5.50%, 3/1/2036 47,457 48,619
Pool# A43861
5.50%, 3/1/2036 27,783 28,392
Pool# G08116
5.50%, 3/1/2036 11,678 11,967
Pool# A48735
5.50%, 5/1/2036 5,719 5,840
Pool# A53039
6.50%, 10/1/2036 37,225 38,934
Pool# G05254
5.00%, 1/1/2037 37,634 37,949
Pool# G04331
5.00%, 2/1/2037 37,316 37,628
Pool# G05941
6.00%, 2/1/2037 189,552 197,869
Pool# G03620
6.50%, 10/1/2037 1,353 1,426
Pool# G03721
6.00%, 12/1/2037 17,456 18,224
Pool# G03969
6.00%, 2/1/2038 19,639 20,502
Pool# C91982
3.50%, 3/1/2038 68,711 65,503
Pool# G04913
5.00%, 3/1/2038 67,354 68,029
Pool# G05299
4.50%, 6/1/2038 58,581 57,808
Pool# G04581
6.50%, 8/1/2038 34,217 35,394
Pool# C92013
3.50%, 9/1/2038 164,271 156,764
Pool# A81674
6.00%, 9/1/2038 121,147 126,166
Pool# G05459
5.50%, 5/1/2039 514,170 523,138
Pool# G05535
4.50%, 7/1/2039 187,686 185,627
Pool# A89500
4.50%, 10/1/2039 16,691 16,508
Pool# A91165
5.00%, 2/1/2040 754,777 762,355
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60342
4.50%, 5/1/2042 188,964 186,676
Pool# G60195
4.00%, 6/1/2042 245,223 236,116
Pool# Q08977
4.00%, 6/1/2042 55,843 53,675
Pool# Q09824
4.00%, 8/1/2042 32,943 31,723
Pool# Q11087
4.00%, 9/1/2042 22,161 21,181
Pool# G07158
3.50%, 10/1/2042 141,088 131,678
Pool# G07163
3.50%, 10/1/2042 112,502 105,000
Pool# Q11532
3.50%, 10/1/2042 100,169 93,488
Pool# Q12051
3.50%, 10/1/2042 77,840 72,649
Pool# Q12052
3.50%, 10/1/2042 32,917 30,722
Pool# C09020
3.50%, 11/1/2042 226,235 211,146
Pool# G07264
3.50%, 12/1/2042 212,155 198,005
Pool# Q14292
3.50%, 1/1/2043 57,289 53,468
Pool# Q15884
3.00%, 2/1/2043 309,357 278,593
Pool# Q16470
3.00%, 3/1/2043 623,549 561,545
Pool# V80002
2.50%, 4/1/2043 269,741 233,950
Pool# Q16915
3.00%, 4/1/2043 233,493 210,564
Pool# Q17675
3.50%, 4/1/2043 247,887 231,357
Pool# Q18523
3.50%, 5/1/2043 241,409 225,304
Pool# Q18751
3.50%, 6/1/2043 338,198 315,637
Pool# G07410
3.50%, 7/1/2043 100,499 93,797
Pool# Q20332
3.50%, 7/1/2043 35,070 32,731
Pool# G07459
3.50%, 8/1/2043 293,524 273,945
Pool# G60038
3.50%, 1/1/2044 614,833 573,826
Pool# Q26869
4.00%, 6/1/2044 272,367 260,053
Pool# G07946
4.00%, 7/1/2044 8,283 7,925
Pool# Q28607
3.50%, 9/1/2044 106,777 99,565
Pool# G61231
3.50%, 9/1/2044 29,303 27,349
Pool# G08609
3.50%, 10/1/2044 94,728 87,977
Pool# Q30833
4.00%, 1/1/2045 11,742 11,134
Pool# G60400
4.50%, 1/1/2045 79,191 77,636

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07925
4.00%, 2/1/2045 24,792 23,779
Pool# Q34165
4.00%, 6/1/2045 163,090 155,717
Pool# V81873
4.00%, 8/1/2045 95,865 90,916
Pool# G08669
4.00%, 9/1/2045 139,429 132,203
Pool# V82126
3.50%, 12/1/2045 93,439 86,316
Pool# Q38199
3.50%, 1/1/2046 3,762 3,462
Pool# Q38357
4.00%, 1/1/2046 40,767 38,654
Pool# G61365
4.50%, 1/1/2046 29,244 28,670
Pool# G08697
3.00%, 3/1/2046 420,808 373,958
Pool# Q39364
3.50%, 3/1/2046 67,597 62,360
Pool# Q39434
3.50%, 3/1/2046 53,337 49,202
Pool# Q39440
4.00%, 3/1/2046 24,514 23,246
Pool# G08704
4.50%, 4/1/2046 13,228 12,935
Pool# Q40097
4.50%, 4/1/2046 2,759 2,698
Pool# G60582
3.50%, 5/1/2046 165,983 153,055
Pool# Q40718
3.50%, 5/1/2046 55,091 50,686
Pool# G08707
4.00%, 5/1/2046 67,223 63,738
Pool# G08708
4.50%, 5/1/2046 10,154 9,929
Pool# Q41548
3.00%, 7/1/2046 61,162 54,369
Pool# Q41903
3.50%, 7/1/2046 79,001 72,815
Pool# Q41491
3.50%, 7/1/2046 8,933 8,202
Pool# G61791
4.00%, 7/1/2046 66,014 62,705
Pool# Q41947
4.50%, 7/1/2046 3,589 3,506
Pool# G08715
3.00%, 8/1/2046 428,781 380,708
Pool# Q42596
3.50%, 8/1/2046 68,365 63,086
Pool# Q42203
3.50%, 8/1/2046 18,877 17,430
Pool# G61237
3.50%, 8/1/2046 12,923 12,062
Pool# Q42393
3.50%, 8/1/2046 11,405 10,449
Pool# Q42680
4.00%, 8/1/2046 2,357 2,244
Pool# G08720
4.50%, 8/1/2046 8,551 8,360
Pool# G61323
3.00%, 9/1/2046 401,571 361,682
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08721
3.00%, 9/1/2046 234,160 207,876
Pool# V82617
3.50%, 9/1/2046 153,683 140,931
Pool# G08722
3.50%, 9/1/2046 45,645 42,093
Pool# G60733
4.50%, 9/1/2046 86,424 84,512
Pool# G60722
3.00%, 10/1/2046 669,063 594,051
Pool# Q44035
3.00%, 10/1/2046 333,265 295,468
Pool# G61815
4.00%, 10/1/2046 26,425 25,057
Pool# G61257
3.00%, 11/1/2046 647,204 573,244
Pool# Q44452
3.00%, 11/1/2046 149,255 132,270
Pool# G08732
3.00%, 11/1/2046 42,735 37,888
Pool# Q44473
3.50%, 11/1/2046 19,679 18,014
Pool# Q44223
3.50%, 11/1/2046 12,552 11,482
Pool# G08734
4.00%, 11/1/2046 194,512 184,229
Pool# G08737
3.00%, 12/1/2046 1,430,169 1,264,724
Pool# G60989
3.00%, 12/1/2046 242,721 215,509
Pool# Q45878
3.00%, 12/1/2046 53,008 46,852
Pool# G08738
3.50%, 12/1/2046 888,558 815,424
Pool# Q45024
3.50%, 12/1/2046 66,797 60,598
Pool# G08741
3.00%, 1/1/2047 391,074 346,419
Pool# G08747
3.00%, 2/1/2047 741,176 656,255
Pool# G08748
3.50%, 2/1/2047 185,247 169,857
Pool# G08749
4.00%, 2/1/2047 309,300 292,755
Pool# G61890
4.00%, 2/1/2047 21,914 20,766
Pool# G08751
3.50%, 3/1/2047 278,373 255,245
Pool# Q47592
3.50%, 4/1/2047 48,126 44,034
Pool# Q47484
3.50%, 4/1/2047 10,305 9,515
Pool# G60988
3.00%, 5/1/2047 825,262 732,956
Pool# Q48098
3.50%, 5/1/2047 34,888 31,945
Pool# Q48237
4.50%, 5/1/2047 55,643 54,274
Pool# G61390
3.00%, 6/1/2047 669,160 593,112
Pool# Q48414
4.50%, 6/1/2047 43,090 41,442

58 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q48365
4.50%, 6/1/2047 14,503 14,153
Pool# G08770
3.50%, 7/1/2047 523,932 479,588
Pool# V83270
3.50%, 7/1/2047 110,258 100,849
Pool# G61339
3.00%, 8/1/2047 126,625 112,332
Pool# G08774
3.50%, 8/1/2047 58,226 53,275
Pool# Q49917
3.50%, 8/1/2047 43,928 40,186
Pool# Q53085
3.00%, 9/1/2047 141,662 125,928
Pool# G61295
3.50%, 9/1/2047 300,429 277,732
Pool# G08779
3.50%, 9/1/2047 158,683 145,178
Pool# G61622
3.00%, 10/1/2047 315,575 280,199
Pool# G08785
4.00%, 10/1/2047 18,140 17,082
Pool# Q52075
4.00%, 11/1/2047 105,264 99,646
Pool# V83598
3.50%, 12/1/2047 47,014 42,987
Pool# G67707
3.50%, 1/1/2048 341,576 314,233
Pool# V83909
4.00%, 1/1/2048 124,943 118,339
Pool# G61311
3.50%, 2/1/2048 326,772 298,829
Pool# T65458
3.50%, 2/1/2048 58,252 52,701
Pool# G08801
4.00%, 2/1/2048 95,947 90,541
Pool# Q54460
4.00%, 2/1/2048 95,661 91,015
Pool# G61298
4.00%, 2/1/2048 47,787 45,138
Pool# Q54727
3.50%, 3/1/2048 133,101 121,699
Pool# Q55401
5.00%, 4/1/2048 25,031 25,067
Pool# V84237
3.50%, 5/1/2048 209,063 191,043
Pool# G08813
3.50%, 5/1/2048 24,167 22,095
Pool# G08820
4.50%, 5/1/2048 174,110 169,827
Pool# G08821
5.00%, 5/1/2048 6,668 6,670
Pool# G67712
4.00%, 6/1/2048 92,469 88,142
Pool# G67713
4.00%, 6/1/2048 76,553 72,335
Pool# G08817
4.00%, 6/1/2048 28,080 26,492
Pool# G08818
4.50%, 6/1/2048 96,100 93,736
Pool# Q56473
4.50%, 6/1/2048 22,789 22,145
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q56472
4.50%, 6/1/2048 20,481 19,915
Pool# G08827
4.50%, 7/1/2048 65,412 63,686
Pool# Q57401
4.50%, 7/1/2048 26,504 25,776
Pool# Q57402
4.50%, 7/1/2048 6,866 6,699
Pool# G08833
5.00%, 7/1/2048 2,709 2,712
Pool# G08831
4.00%, 8/1/2048 76,945 72,578
Pool# G08836
4.00%, 9/1/2048 310,557 292,928
Pool# G67716
4.50%, 10/1/2048 53,076 51,771
Pool# G08843
4.50%, 10/1/2048 23,212 22,617
Pool# V85044
4.00%, 12/1/2048 90,242 85,131
Pool# V85082
4.50%, 12/1/2048 16,031 15,620
Pool# G61846
4.00%, 1/1/2049 1,658 1,564
Pool# V85139
4.50%, 1/1/2049 21,632 21,077
FHLMC Non Gold Pool
Pool# 1B8478
7.66%, 7/1/2041(a) 13,796 14,259
Pool# 2B0108
6.77%, 1/1/2042(a) 345 353
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 5,638 5,609
Pool# ZS7757
3.00%, 3/1/2030 156,751 153,151
Pool# SB0383
2.50%, 4/1/2032 433,838 415,417
Pool# ZS8701
3.50%, 6/1/2033 30,063 29,428
Pool# SB0218
3.00%, 10/1/2033 53,854 52,099
Pool# SB0366
3.50%, 2/1/2034 72,733 71,107
Pool# QN0248
3.00%, 7/1/2034 27,739 26,554
Pool# SB0095
3.50%, 7/1/2034 23,973 23,642
Pool# SB0069
3.00%, 9/1/2034 96,671 92,540
Pool# SB8021
3.00%, 12/1/2034 200,622 192,044
Pool# SB8500
2.50%, 7/1/2035 518,596 482,389
Pool# SB8505
2.50%, 10/1/2035 1,543,779 1,437,178
Pool# SB8506
2.00%, 2/1/2036 1,324,503 1,209,602
Pool# SB8508
2.00%, 2/1/2036 974,625 887,667
Pool# RC1826
2.00%, 2/1/2036 290,776 263,566

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8092
1.50%, 3/1/2036 335,767 295,530
Pool# RC1887
2.00%, 3/1/2036 544,027 494,294
Pool# SB8103
2.00%, 5/1/2036 285,860 258,843
Pool# RC2049
2.00%, 6/1/2036 1,272,352 1,153,272
Pool# RC2045
2.00%, 6/1/2036 396,897 359,747
Pool# SB8112
2.50%, 7/1/2036 224,412 208,204
Pool# QN7405
2.00%, 8/1/2036 168,412 153,012
Pool# SB8119
2.00%, 9/1/2036 744,764 674,824
Pool# SB8140
1.50%, 2/1/2037 498,835 438,041
Pool# SB8144
1.50%, 3/1/2037 1,042,796 915,054
Pool# QN9700
1.50%, 3/1/2037 333,140 292,329
Pool# SB8148
2.00%, 4/1/2037 2,279,175 2,061,279
Pool# SB8156
3.00%, 4/1/2037 187,793 177,675
Pool# SB8154
2.50%, 5/1/2037 154,754 143,213
Pool# SB0725
4.00%, 8/1/2037 51,074 49,764
Pool# SB1009
4.00%, 2/1/2038 51,282 50,027
Pool# SB1309
2.00%, 7/1/2038 1,004,980 908,900
Pool# SB8346
4.00%, 12/1/2039 226,961 221,189
Pool# QA2237
3.00%, 7/1/2046 837,533 743,962
Pool# QA2226
3.00%, 7/1/2046 493,603 438,712
Pool# ZS4693
3.00%, 12/1/2046 654,116 577,694
Pool# ZM2339
3.50%, 1/1/2047 131,724 120,522
Pool# ZS4746
3.00%, 12/1/2047 319,587 281,588
Pool# ZA5785
4.50%, 10/1/2048 128,895 125,455
Pool# ZT1321
4.50%, 11/1/2048 157,311 153,049
Pool# ZA6139
4.50%, 12/1/2048 45,376 44,080
Pool# SD0295
3.00%, 2/1/2049 1,517,616 1,351,348
Pool# ZA6536
4.00%, 3/1/2049 61,129 57,604
Pool# ZA6380
4.00%, 3/1/2049 58,737 55,350
Pool# ZT1858
4.50%, 4/1/2049 30,307 29,505
Pool# RA3022
2.50%, 6/1/2050 510,341 429,032
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7521
2.50%, 7/1/2050 725,111 614,207
Pool# SD8074
3.00%, 7/1/2050 211,812 184,603
Pool# SD7523
2.50%, 8/1/2050 190,980 161,488
Pool# SD0500
3.00%, 8/1/2050 33,283 29,467
Pool# SD0514
2.00%, 10/1/2050 708,443 570,757
Pool# RA3723
2.00%, 10/1/2050 231,757 186,677
Pool# SD8100
3.00%, 10/1/2050 1,365,675 1,198,080
Pool# RA3935
2.50%, 11/1/2050 2,220,411 1,867,414
Pool# RA3932
2.50%, 11/1/2050 1,336,434 1,130,498
Pool# RA3934
2.50%, 11/1/2050 677,845 569,451
Pool# RA3987
2.50%, 11/1/2050 279,188 234,443
Pool# RA4071
2.50%, 12/1/2050 767,699 645,026
Pool# RA4216
2.50%, 12/1/2050 710,177 596,273
Pool# SD0522
3.00%, 12/1/2050 447,455 392,474
Pool# RA4411
2.50%, 1/1/2051 1,592,807 1,339,808
Pool# RA4351
2.50%, 1/1/2051 869,358 727,547
Pool# RA4652
2.00%, 2/1/2051 2,704,464 2,177,158
Pool# RA4493
2.00%, 2/1/2051 1,274,897 1,020,594
Pool# QB9104
2.00%, 2/1/2051 684,604 548,050
Pool# RA4737
2.00%, 3/1/2051 2,398,645 1,925,929
Pool# RA4718
2.00%, 3/1/2051 1,090,023 877,494
Pool# SD7537
2.00%, 3/1/2051 572,060 461,559
Pool# SD8139
1.50%, 4/1/2051 835,444 631,329
Pool# SD8140
2.00%, 4/1/2051 4,660,974 3,726,373
Pool# SD8145
1.50%, 5/1/2051 1,655,338 1,252,222
Pool# SD8146
2.00%, 5/1/2051 8,411,286 6,706,073
Pool# QC2070
2.00%, 5/1/2051 113,125 91,049
Pool# SD0593
3.00%, 5/1/2051 1,577,741 1,398,880
Pool# RA5436
2.00%, 6/1/2051 344,028 275,131
Pool# RA5373
2.00%, 6/1/2051 292,981 235,783
Pool# SD8154
1.50%, 7/1/2051 1,667,496 1,259,881

60 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA5398
2.00%, 7/1/2051 987,558 794,758
Pool# QC5128
2.00%, 8/1/2051 279,249 224,002
Pool# SD8166
2.00%, 9/1/2051 1,659,512 1,323,041
Pool# RA6140
2.00%, 10/1/2051 1,194,297 961,419
Pool# RA6085
2.00%, 10/1/2051 686,238 553,797
Pool# RA6091
2.00%, 10/1/2051 664,591 534,843
Pool# RA6503
2.00%, 12/1/2051 8,047,961 6,445,714
Pool# RA6624
2.00%, 1/1/2052 5,309,073 4,228,068
Pool# SD0856
2.00%, 1/1/2052 1,308,372 1,045,133
Pool# SD7347
2.00%, 4/1/2052 848,143 676,501
Pool# SD8211
2.00%, 5/1/2052 9,288,820 7,388,057
Pool# RA7543
4.00%, 6/1/2052 192,128 179,373
Pool# SD8224
2.50%, 7/1/2052 2,614,018 2,174,956
Pool# RA7664
4.00%, 7/1/2052 423,162 394,939
Pool# SD1488
4.00%, 8/1/2052 477,994 446,239
Pool# SD1424
4.00%, 8/1/2052 397,357 371,575
Pool# RA7779
4.50%, 8/1/2052 529,464 507,334
Pool# RA7920
4.00%, 9/1/2052 485,645 453,230
Pool# SD2215
4.00%, 10/1/2052 513,429 483,061
Pool# SD7557
4.50%, 12/1/2052 1,174,768 1,139,288
Pool# RA8406
5.00%, 1/1/2053 606,934 597,086
Pool# RA8411
5.50%, 1/1/2053 178,725 180,914
Pool# QF5629
6.00%, 1/1/2053 421,877 436,897
Pool# SD7560
4.00%, 2/1/2053 830,060 782,821
Pool# SD8299
5.00%, 2/1/2053 2,038,497 2,002,185
Pool# RA8791
5.00%, 4/1/2053 443,640 436,080
Pool# RA8794
5.50%, 4/1/2053 877,977 886,199
Pool# SD2661
5.50%, 4/1/2053 598,089 599,262
Pool# SD8324
5.50%, 5/1/2053 1,091,009 1,091,265
Pool# RA9090
5.50%, 5/1/2053 882,011 882,963
Pool# SD2890
5.50%, 5/1/2053 343,773 345,666
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2905
5.50%, 5/1/2053 205,106 205,805
Pool# RA9162
5.50%, 6/1/2053 437,319 440,744
Pool# SD3085
5.50%, 6/1/2053 217,302 218,681
Pool# SD3260
6.00%, 6/1/2053 172,888 177,336
Pool# SD3565
4.50%, 8/1/2053 178,932 171,763
Pool# SD8348
5.00%, 8/1/2053 1,082,870 1,063,580
Pool# SD3853
5.50%, 8/1/2053 144,575 144,664
Pool# SD3603
6.00%, 8/1/2053 1,539,206 1,583,395
Pool# SD8367
5.50%, 10/1/2053 2,128,495 2,127,899
Pool# RJ0007
6.50%, 10/1/2053 329,154 342,991
Pool# SD4350
6.50%, 10/1/2053 158,168 163,705
Pool# SD4340
5.50%, 11/1/2053 950,841 958,288
Pool# RJ0325
6.50%, 11/1/2053 179,793 186,104
Pool# RJ0528
6.50%, 12/1/2053 338,417 350,607
Pool# RJ0530
6.50%, 12/1/2053 263,470 272,705
Pool# RJ0527
6.50%, 12/1/2053 128,186 132,862
Pool# RJ0717
6.50%, 1/1/2054 63,933 66,504
Pool# SD8401
5.50%, 2/1/2054 3,048,373 3,045,163
Pool# RJ0841
6.00%, 2/1/2054 252,658 259,234
Pool# RJ0858
6.50%, 2/1/2054 521,472 540,009
Pool# SD4870
6.50%, 2/1/2054 82,673 85,672
Pool# RJ0992
5.00%, 5/1/2054 746,269 732,746
Pool# SD5616
6.00%, 5/1/2054 3,987,811 4,082,979
Pool# RJ1422
6.00%, 5/1/2054 429,718 442,604
Pool# RJ1437
6.50%, 5/1/2054 399,795 418,237
Pool# SD5812
6.00%, 7/1/2054 477,395 490,056
Pool# SD6025
6.00%, 8/1/2054 636,139 646,714
Pool# RJ2746
5.50%, 11/1/2054 1,204,016 1,208,699
FNMA Pool
Pool# AC9890
6.77%, 4/1/2040(a) 122,147 124,916
Pool# AC9895
7.06%, 4/1/2040(a) 332,640 341,960

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AJ1249
7.31%, 9/1/2041(a) 36,748 38,116
Pool# AK0714
6.71%, 2/1/2042(a) 5,417 5,580
Pool# AT4250
7.01%, 6/1/2043(a) 12,362 12,727
Pool# BF0203
3.00%, 2/1/2047 365,450 330,026
Pool# BF0206
4.00%, 2/1/2047 214,588 203,441
Pool# BF0200
3.50%, 11/1/2051 159,619 146,399
Pool# BF0171
4.00%, 1/1/2057 138,564 129,403
Pool# BF0184
4.00%, 2/1/2057 155,352 145,081
FNMA UMBS Pool
Pool# AD4089
4.50%, 5/1/2025 1,529 1,524
Pool# 890216
4.50%, 7/1/2025 202 202
Pool# AB1609
4.00%, 10/1/2025 3,730 3,713
Pool# AH1361
3.50%, 12/1/2025 4,636 4,605
Pool# AH1518
3.50%, 12/1/2025 2,048 2,035
Pool# AH5616
3.50%, 2/1/2026 17,778 17,656
Pool# AL0298
4.00%, 5/1/2026 17,550 17,444
Pool# AB4277
3.00%, 1/1/2027 55,036 54,319
Pool# AL1391
3.50%, 1/1/2027 824 813
Pool# AP4746
3.00%, 8/1/2027 15,761 15,518
Pool# AP7855
3.00%, 9/1/2027 97,481 95,899
Pool# AP4640
3.00%, 9/1/2027 10,554 10,391
Pool# AQ5096
3.00%, 11/1/2027 26,107 25,672
Pool# AB6887
3.00%, 11/1/2027 22,548 22,192
Pool# AQ4532
3.00%, 11/1/2027 20,270 19,923
Pool# AQ3758
3.00%, 11/1/2027 14,420 14,167
Pool# AB6886
3.00%, 11/1/2027 10,887 10,706
Pool# AQ7406
3.00%, 11/1/2027 8,893 8,749
Pool# AQ2884
3.00%, 12/1/2027 11,838 11,631
Pool# AS0487
2.50%, 9/1/2028 67,931 66,184
Pool# 930998
4.50%, 4/1/2029 1,311 1,305
Pool# BM1507
2.50%, 12/1/2029 34,738 33,938
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8077
3.50%, 12/1/2029 5,324 5,250
Pool# BM4299
3.00%, 3/1/2030 96,630 95,415
Pool# AS4874
3.00%, 4/1/2030 125,869 122,664
Pool# AS5412
2.50%, 7/1/2030 48,572 46,718
Pool# AS5420
3.00%, 7/1/2030 114,466 111,318
Pool# AL7152
3.50%, 7/1/2030 93,600 92,221
Pool# AS5702
2.50%, 8/1/2030 192,056 184,531
Pool# AZ4898
2.50%, 8/1/2030 114,587 110,494
Pool# AY8448
3.00%, 8/1/2030 379,185 368,668
Pool# AZ2953
3.00%, 9/1/2030 313,493 304,678
Pool# AZ5718
3.00%, 9/1/2030 218,551 212,614
Pool# AS6060
3.00%, 10/1/2030 233,460 226,883
Pool# AZ9234
3.50%, 10/1/2030 10,985 10,770
Pool# BA2993
3.00%, 11/1/2030 53,470 51,963
Pool# AS6174
3.50%, 11/1/2030 7,175 7,021
Pool# AS6272
2.50%, 12/1/2030 70,542 67,671
Pool# AS6295
3.00%, 12/1/2030 102,129 99,255
Pool# BA3545
3.00%, 12/1/2030 44,585 43,344
Pool# AH1515
4.00%, 12/1/2030 106,962 105,919
Pool# AD0716
6.50%, 12/1/2030 248,446 256,141
Pool# BA6532
2.50%, 1/1/2031 56,670 54,447
Pool# BM5016
3.00%, 1/1/2031 149,474 145,835
Pool# AB2121
4.00%, 1/1/2031 17,495 17,340
Pool# AL8060
3.00%, 2/1/2031 106,227 103,304
Pool# MA0641
4.00%, 2/1/2031 72,876 72,166
Pool# 560868
7.50%, 2/1/2031 236 236
Pool# AS6799
3.00%, 3/1/2031 86,685 84,061
Pool# BC0774
3.00%, 3/1/2031 47,113 45,759
Pool# AS6919
3.50%, 3/1/2031 5,969 5,865
Pool# BC4410
3.50%, 3/1/2031 5,550 5,429
Pool# BC0320
3.50%, 3/1/2031 4,492 4,417

62 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC4430
3.00%, 4/1/2031 19,249 18,683
Pool# AL8565
3.00%, 6/1/2031 59,223 57,369
Pool# AL8566
3.00%, 6/1/2031 57,484 55,728
Pool# AL8561
3.50%, 6/1/2031 48,464 47,693
Pool# AS8028
2.50%, 9/1/2031 210,124 201,093
Pool# AL9378
3.00%, 9/1/2031 29,164 28,352
Pool# MA2775
2.50%, 10/1/2031 431,669 412,978
Pool# BM1888
2.50%, 10/1/2031 261,581 255,271
Pool# AS8038
2.50%, 10/1/2031 214,949 205,587
Pool# BC4777
2.50%, 10/1/2031 159,900 152,964
Pool# AL9323
2.50%, 10/1/2031 9,778 9,348
Pool# AS8612
3.00%, 10/1/2031 43,858 42,477
Pool# 607212
7.50%, 10/1/2031 2,190 2,190
Pool# MA0895
3.50%, 11/1/2031 77,814 76,014
Pool# MA2830
2.50%, 12/1/2031 175,180 167,493
Pool# BM3814
2.50%, 12/1/2031 114,214 109,485
Pool# AS8594
2.50%, 1/1/2032 140,695 134,505
Pool# AS8597
2.50%, 1/1/2032 115,559 110,474
Pool# AS8609
3.00%, 1/1/2032 90,854 87,770
Pool# AL9786
3.00%, 1/1/2032 70,102 68,105
Pool# AL9585
3.50%, 1/1/2032 31,032 30,458
Pool# BM1036
2.50%, 2/1/2032 620,924 594,067
Pool# BM4624
3.00%, 2/1/2032 82,895 80,464
Pool# AL9740
3.00%, 2/1/2032 63,566 61,388
Pool# AL9872
3.00%, 2/1/2032 60,536 58,641
Pool# AL9871
3.00%, 2/1/2032 38,132 36,952
Pool# AS8767
3.00%, 2/1/2032 7,569 7,319
Pool# BM1007
2.50%, 3/1/2032 193,035 184,081
Pool# AL9899
3.00%, 3/1/2032 11,771 11,389
Pool# BM3269
2.50%, 4/1/2032 288,348 275,444
Pool# MA1029
3.50%, 4/1/2032 69,502 67,464
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 545556
7.00%, 4/1/2032 1,214 1,268
Pool# AO2565
3.50%, 5/1/2032 14,362 13,891
Pool# AS9695
3.50%, 5/1/2032 13,477 13,215
Pool# 545605
7.00%, 5/1/2032 1,743 1,827
Pool# BM4088
3.00%, 6/1/2032 105,881 102,808
Pool# AO5103
3.50%, 6/1/2032 75,847 74,226
Pool# 890786
3.50%, 6/1/2032 14,263 13,983
Pool# MA1107
3.50%, 7/1/2032 10,091 9,839
Pool# FM1664
4.00%, 7/1/2032 14,570 14,491
Pool# 651361
7.00%, 7/1/2032 746 779
Pool# BM1669
3.00%, 8/1/2032 65,368 63,107
Pool# AP1990
3.50%, 8/1/2032 39,449 38,239
Pool# AP1997
3.50%, 8/1/2032 20,691 20,086
Pool# BH5355
3.50%, 8/1/2032 3,417 3,350
Pool# AO7202
3.50%, 9/1/2032 67,812 66,386
Pool# MA1166
3.50%, 9/1/2032 54,665 53,280
Pool# BM5167
3.50%, 9/1/2032 8,334 8,188
Pool# CA0586
2.50%, 10/1/2032 27,604 26,278
Pool# AP3673
3.50%, 10/1/2032 61,616 60,308
Pool# BH9391
3.50%, 10/1/2032 4,237 4,153
Pool# BM3389
3.00%, 11/1/2032 110,149 106,507
Pool# AB6962
3.50%, 11/1/2032 100,645 98,180
Pool# AQ3343
3.50%, 11/1/2032 59,204 57,733
Pool# BM3977
3.00%, 12/1/2032 160,966 155,692
Pool# CA0951
3.00%, 12/1/2032 89,718 86,584
Pool# FM1661
2.50%, 1/1/2033 268,647 259,488
Pool# BM4338
2.50%, 1/1/2033 184,576 176,949
Pool# BM3919
3.00%, 2/1/2033 98,933 95,667
Pool# BM3750
3.50%, 3/1/2033 87,515 85,866
Pool# BM4129
3.50%, 4/1/2033 100,505 98,613
Pool# 555346
5.50%, 4/1/2033 20,237 20,535

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 713560
5.50%, 4/1/2033 5,207 5,350
Pool# 694846
6.50%, 4/1/2033 1,683 1,765
Pool# AB9402
3.00%, 5/1/2033 122,038 116,712
Pool# AB9403
3.00%, 5/1/2033 53,598 51,115
Pool# AB9300
3.00%, 5/1/2033 38,351 36,753
Pool# BM4132
3.50%, 5/1/2033 81,404 79,720
Pool# MA3372
4.00%, 5/1/2033 67,649 67,087
Pool# 555421
5.00%, 5/1/2033 418,829 419,909
Pool# MA3393
4.00%, 6/1/2033 30,473 30,215
Pool# MA3427
4.00%, 7/1/2033 21,869 21,679
Pool# 720087
5.50%, 7/1/2033 54,250 55,192
Pool# 728721
5.50%, 7/1/2033 9,904 10,070
Pool# 555684
5.50%, 7/1/2033 2,256 2,312
Pool# MA1527
3.00%, 8/1/2033 418,371 398,704
Pool# 743235
5.50%, 10/1/2033 6,755 6,807
Pool# 750229
6.50%, 10/1/2033 13,256 13,667
Pool# FM2154
4.00%, 12/1/2033 15,287 15,207
Pool# 755872
5.50%, 12/1/2033 57,963 58,917
Pool# 725221
5.50%, 1/1/2034 1,760 1,794
Pool# 725223
5.50%, 3/1/2034 210 214
Pool# 725228
6.00%, 3/1/2034 165,994 171,395
Pool# 725425
5.50%, 4/1/2034 102,398 104,408
Pool# 725423
5.50%, 5/1/2034 10,068 10,264
Pool# 725594
5.50%, 7/1/2034 45,202 46,031
Pool# MA3739
3.50%, 8/1/2034 63,574 61,596
Pool# 788027
6.50%, 9/1/2034 17,982 18,680
Pool# MA3827
2.50%, 11/1/2034 382,941 358,151
Pool# FM1905
3.00%, 11/1/2034 46,624 44,631
Pool# 807310
7.00%, 11/1/2034 1,357 1,417
Pool# FM2412
3.50%, 1/1/2035 25,025 24,245
Pool# 735141
5.50%, 1/1/2035 140,075 142,904
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 889852
5.50%, 5/1/2035 3,593 3,635
Pool# FM5474
2.50%, 10/1/2035 371,089 345,229
Pool# MA4156
2.50%, 10/1/2035 298,687 277,230
Pool# FM4900
2.00%, 12/1/2035 47,859 43,592
Pool# 256023
6.00%, 12/1/2035 119,811 124,944
Pool# CA8793
2.00%, 2/1/2036 1,161,039 1,052,408
Pool# CA8736
2.00%, 2/1/2036 573,111 521,962
Pool# CA8789
2.00%, 2/1/2036 563,491 510,763
Pool# FM5908
2.00%, 2/1/2036 390,402 355,569
Pool# CA9141
2.00%, 2/1/2036 381,051 347,046
Pool# CA9145
2.00%, 2/1/2036 323,634 293,351
Pool# FM5571
2.00%, 2/1/2036 176,930 160,903
Pool# CA9435
2.00%, 3/1/2036 358,160 324,644
Pool# CA9475
2.00%, 3/1/2036 330,524 299,597
Pool# CA9441
2.50%, 3/1/2036 260,381 242,747
Pool# CB0262
2.00%, 4/1/2036 532,504 482,175
Pool# 745418
5.50%, 4/1/2036 20,733 21,221
Pool# FM7259
2.50%, 5/1/2036 230,684 214,027
Pool# 745516
5.50%, 5/1/2036 11,918 12,198
Pool# MA4360
2.00%, 6/1/2036 967,980 877,387
Pool# 889745
5.50%, 6/1/2036 2,205 2,245
Pool# CB1090
2.50%, 7/1/2036 134,554 125,251
Pool# FM8538
2.00%, 8/1/2036 182,093 165,442
Pool# 995065
5.50%, 9/1/2036 69,325 70,485
Pool# 888635
5.50%, 9/1/2036 47,656 48,516
Pool# MA4441
1.50%, 10/1/2036 218,676 192,138
Pool# MA4535
1.50%, 2/1/2037 3,722,157 3,266,259
Pool# MA4566
1.50%, 3/1/2037 1,657,256 1,454,248
Pool# MA4581
1.50%, 4/1/2037 434,993 381,707
Pool# BT2234
2.00%, 4/1/2037 4,420,215 3,997,628
Pool# MA4582
2.00%, 4/1/2037 2,079,914 1,881,067

64 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2950
2.50%, 4/1/2037 75,101 69,669
Pool# FS2035
2.00%, 5/1/2037 2,072,692 1,874,536
Pool# CB4006
2.00%, 5/1/2037 1,732,707 1,567,055
Pool# MA4628
2.50%, 6/1/2037 156,279 144,625
Pool# FS2497
1.50%, 8/1/2037 271,553 238,458
Pool# 995024
5.50%, 8/1/2037 27,266 27,884
Pool# MA4726
4.00%, 9/1/2037 69,144 67,452
Pool# 995050
6.00%, 9/1/2037 260,917 272,043
Pool# MA4797
4.00%, 11/1/2037 97,712 95,292
Pool# 955194
7.00%, 11/1/2037 21,950 23,282
Pool# 928940
7.00%, 12/1/2037 18,565 19,383
Pool# MA5023
4.00%, 5/1/2038 46,052 44,882
Pool# MA3389
4.00%, 6/1/2038 54,611 53,402
Pool# MA3464
3.50%, 9/1/2038 117,056 111,437
Pool# 990810
7.00%, 10/1/2038 37,375 39,021
Pool# MA5223
4.00%, 11/1/2038 28,487 27,764
Pool# MA5556
4.00%, 12/1/2039 1,168,336 1,138,370
Pool# AD8536
5.00%, 8/1/2040 84,863 85,607
Pool# AB1735
3.50%, 11/1/2040 4,360 4,064
Pool# AE9747
4.50%, 12/1/2040 302,438 298,334
Pool# AB2067
3.50%, 1/1/2041 116,611 108,702
Pool# 932888
3.50%, 1/1/2041 96,866 90,294
Pool# AB2068
3.50%, 1/1/2041 68,497 63,850
Pool# 932891
3.50%, 1/1/2041 18,083 16,856
Pool# AL3650
5.00%, 2/1/2041 5,773 5,823
Pool# AL6521
5.00%, 4/1/2041 510,974 515,451
Pool# AL0390
5.00%, 5/1/2041 166,194 167,651
Pool# AL5863
4.50%, 6/1/2041 925,561 908,862
Pool# AI9851
4.50%, 9/1/2041 18,782 18,477
Pool# AL0761
5.00%, 9/1/2041 56,715 57,212
Pool# BM3907
5.50%, 9/1/2041 120,885 123,032
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ5431
4.50%, 10/1/2041 45,634 44,681
Pool# AJ4861
4.00%, 12/1/2041 56,210 54,025
Pool# AX5316
4.50%, 1/1/2042 31,296 30,852
Pool# AL2499
4.50%, 1/1/2042 9,867 9,724
Pool# AW8167
3.50%, 2/1/2042 373,049 347,732
Pool# AB5185
3.50%, 5/1/2042 179,158 166,996
Pool# AO3575
4.50%, 5/1/2042 41,969 41,092
Pool# AO4647
3.50%, 6/1/2042 381,606 355,698
Pool# AO8036
4.50%, 7/1/2042 144,508 142,741
Pool# AP2092
4.50%, 8/1/2042 10,596 10,319
Pool# AP6579
3.50%, 9/1/2042 257,338 239,871
Pool# AL2782
4.50%, 9/1/2042 54,207 53,242
Pool# AB6524
3.50%, 10/1/2042 504,170 469,940
Pool# AB7074
3.00%, 11/1/2042 308,142 277,144
Pool# AP8785
3.00%, 11/1/2042 99,062 89,096
Pool# AL2677
3.50%, 11/1/2042 319,465 297,781
Pool# AB6786
3.50%, 11/1/2042 173,541 161,760
Pool# MA1273
3.50%, 12/1/2042 138,335 128,944
Pool# AR4210
3.50%, 1/1/2043 90,172 84,051
Pool# AT4040
3.00%, 3/1/2043 78,244 70,372
Pool# AR8213
3.50%, 4/1/2043 69,755 65,021
Pool# AB9238
3.00%, 5/1/2043 482,726 434,161
Pool# AB9237
3.00%, 5/1/2043 394,391 354,713
Pool# AB9236
3.00%, 5/1/2043 120,858 108,699
Pool# AB9362
3.50%, 5/1/2043 497,160 463,408
Pool# AT4145
3.00%, 6/1/2043 145,109 130,509
Pool# AB9814
3.00%, 7/1/2043 465,396 418,574
Pool# AT6871
3.00%, 7/1/2043 58,745 52,809
Pool# AS0203
3.00%, 8/1/2043 354,657 318,974
Pool# AS0255
4.50%, 8/1/2043 133,423 130,636
Pool# AS0516
3.00%, 9/1/2043 248,616 223,601

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL4471
4.00%, 9/1/2043 178,150 171,207
Pool# AL6951
3.50%, 10/1/2043 246,730 229,978
Pool# BM4222
3.00%, 1/1/2044 339,714 305,578
Pool# AS2276
4.50%, 4/1/2044 188,476 184,538
Pool# AW1006
4.00%, 5/1/2044 69,688 66,864
Pool# AL7767
4.50%, 6/1/2044 16,830 16,566
Pool# AS3161
4.00%, 8/1/2044 417,504 396,054
Pool# BM4650
3.00%, 10/1/2044 615,309 553,482
Pool# CA0688
3.50%, 10/1/2044 147,015 137,033
Pool# BC5090
4.00%, 10/1/2044 33,068 31,543
Pool# AS3946
4.00%, 12/1/2044 474,481 451,550
Pool# AL8303
3.00%, 1/1/2045 108,330 97,431
Pool# BM4384
4.00%, 1/1/2045 187,620 179,537
Pool# BM3611
4.00%, 1/1/2045 150,037 144,069
Pool# BM3804
3.50%, 2/1/2045 67,470 62,888
Pool# AL9555
4.00%, 2/1/2045 957,516 920,997
Pool# AX9524
4.00%, 2/1/2045 550,649 526,983
Pool# AS4418
4.00%, 2/1/2045 379,703 363,053
Pool# AS4375
4.00%, 2/1/2045 261,612 250,369
Pool# AL6889
4.50%, 2/1/2045 58,971 57,739
Pool# BM3931
3.00%, 3/1/2045 296,984 267,145
Pool# AY1312
3.50%, 3/1/2045 879,540 815,814
Pool# AX9567
3.50%, 3/1/2045 51,625 47,448
Pool# BM4975
4.00%, 3/1/2045 75,278 71,600
Pool# AS4578
4.00%, 3/1/2045 70,478 67,418
Pool# BM3664
3.00%, 5/1/2045 336,306 302,514
Pool# AS4921
3.50%, 5/1/2045 440,704 408,181
Pool# AS5012
4.00%, 5/1/2045 712,019 680,481
Pool# BM5562
4.00%, 6/1/2045 132,170 126,694
Pool# AS5312
3.50%, 7/1/2045 91,280 84,430
Pool# AZ7111
4.00%, 7/1/2045 10,585 10,024
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9866
4.00%, 8/1/2045 7,926 7,461
Pool# AL7207
4.50%, 8/1/2045 76,555 74,955
Pool# AL9634
3.50%, 10/1/2045 56,649 52,804
Pool# BA2164
3.00%, 11/1/2045 75,936 67,680
Pool# AS6311
3.50%, 12/1/2045 720,717 664,621
Pool# AS6282
3.50%, 12/1/2045 662,563 612,020
Pool# BC0326
3.50%, 12/1/2045 416,887 384,438
Pool# BC0092
3.50%, 12/1/2045 40,932 37,644
Pool# BC0475
3.50%, 12/1/2045 29,176 26,968
Pool# AS6362
4.50%, 12/1/2045 13,777 13,455
Pool# AS6474
3.50%, 1/1/2046 165,943 153,807
Pool# AS6539
3.50%, 1/1/2046 148,865 137,978
Pool# AL9849
3.50%, 1/1/2046 81,695 76,148
Pool# AS6527
4.00%, 1/1/2046 99,559 94,279
Pool# BC0178
4.50%, 1/1/2046 1,983 1,935
Pool# BC1158
3.50%, 2/1/2046 566,523 522,192
Pool# BC2667
4.00%, 2/1/2046 17,213 16,300
Pool# BC0605
4.00%, 2/1/2046 13,707 12,963
Pool# AL9781
4.50%, 2/1/2046 139,896 137,516
Pool# BC0300
3.50%, 3/1/2046 413,700 380,984
Pool# BM4621
3.50%, 3/1/2046 213,873 199,352
Pool# AS6833
3.50%, 3/1/2046 9,360 8,623
Pool# AS6795
4.00%, 3/1/2046 52,067 49,321
Pool# BA6972
4.00%, 3/1/2046 19,171 18,155
Pool# BC0311
4.50%, 3/1/2046 1,701 1,661
Pool# BC0823
3.50%, 4/1/2046 67,395 62,010
Pool# BA7692
3.50%, 4/1/2046 8,687 7,972
Pool# AS7026
4.00%, 4/1/2046 40,097 37,974
Pool# AS7171
3.50%, 5/1/2046 18,859 17,352
Pool# AS7251
4.00%, 5/1/2046 6,720 6,362
Pool# AS7387
3.50%, 6/1/2046 53,550 49,141

66 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8833
4.00%, 6/1/2046 438,733 419,877
Pool# AS7594
3.50%, 7/1/2046 387,036 355,169
Pool# AS7593
3.50%, 7/1/2046 348,108 319,581
Pool# AL8824
3.50%, 7/1/2046 98,893 91,686
Pool# AS7545
3.50%, 7/1/2046 95,976 88,037
Pool# AS7490
3.50%, 7/1/2046 68,547 62,956
Pool# BC1452
4.00%, 7/1/2046 688,047 651,824
Pool# BD5180
4.50%, 7/1/2046 1,171 1,141
Pool# MA2705
3.00%, 8/1/2046 347,417 308,113
Pool# BC1489
3.00%, 8/1/2046 80,598 71,640
Pool# BD4890
3.50%, 8/1/2046 461,871 423,488
Pool# BC9501
3.50%, 8/1/2046 13,969 12,773
Pool# AS7760
4.00%, 8/1/2046 75,792 71,772
Pool# AS7648
4.00%, 8/1/2046 34,906 33,015
Pool# AS7795
4.00%, 8/1/2046 27,465 25,983
Pool# BD3911
4.00%, 8/1/2046 6,712 6,336
Pool# BD3923
4.00%, 8/1/2046 5,912 5,578
Pool# AS7770
4.50%, 8/1/2046 20,593 20,094
Pool# BD5232
4.50%, 8/1/2046 3,539 3,451
Pool# AL8947
3.50%, 9/1/2046 123,938 114,087
Pool# BD4944
3.50%, 9/1/2046 10,704 9,793
Pool# AL9263
3.00%, 10/1/2046 115,363 102,201
Pool# AL9234
3.50%, 10/1/2046 46,743 43,185
Pool# AS8125
3.50%, 10/1/2046 28,835 26,495
Pool# BM3932
3.50%, 10/1/2046 27,977 25,753
Pool# FM1871
4.00%, 10/1/2046 69,175 66,481
Pool# BC4766
4.50%, 10/1/2046 24,009 23,448
Pool# AS8154
4.50%, 10/1/2046 6,431 6,279
Pool# FM1368
3.00%, 11/1/2046 654,993 582,489
Pool# MA2806
3.00%, 11/1/2046 233,332 206,602
Pool# BC9003
3.00%, 11/1/2046 93,685 82,989
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8369
3.50%, 11/1/2046 369,836 338,812
Pool# BE5067
3.50%, 11/1/2046 242,544 224,193
Pool# BE0065
3.50%, 11/1/2046 10,449 9,621
Pool# BE5038
4.00%, 11/1/2046 7,813 7,471
Pool# MA2833
3.00%, 12/1/2046 1,953,016 1,728,524
Pool# AS8483
3.00%, 12/1/2046 467,996 412,718
Pool# BC9067
3.00%, 12/1/2046 221,221 195,879
Pool# AS8488
3.00%, 12/1/2046 179,595 159,631
Pool# AS8509
3.00%, 12/1/2046 58,115 52,044
Pool# BM1121
3.50%, 12/1/2046 362,446 333,502
Pool# AS8492
3.50%, 12/1/2046 356,966 330,238
Pool# AS8572
3.50%, 12/1/2046 272,687 249,390
Pool# AS8417
3.50%, 12/1/2046 224,300 205,310
Pool# BE4224
3.50%, 12/1/2046 8,781 8,051
Pool# AS8650
3.00%, 1/1/2047 802,520 707,496
Pool# AL9697
3.00%, 1/1/2047 455,295 404,685
Pool# AS8647
3.00%, 1/1/2047 345,264 306,883
Pool# BE5775
3.00%, 1/1/2047 292,063 256,690
Pool# AL9774
3.50%, 1/1/2047 235,387 218,600
Pool# BM3204
3.50%, 1/1/2047 182,436 168,777
Pool# BD2440
3.50%, 1/1/2047 134,027 122,732
Pool# AS8692
3.50%, 1/1/2047 121,212 110,929
Pool# BD2450
3.50%, 1/1/2047 89,975 82,497
Pool# BE6548
3.50%, 1/1/2047 49,140 44,998
Pool# BE7115
4.50%, 1/1/2047 6,101 5,943
Pool# BE5856
4.50%, 1/1/2047 5,465 5,334
Pool# BE6503
4.50%, 1/1/2047 2,549 2,484
Pool# BM3908
5.50%, 1/1/2047 25,059 25,628
Pool# MA2895
3.00%, 2/1/2047 2,509,472 2,220,042
Pool# BM3688
3.50%, 2/1/2047 296,379 273,060
Pool# BD5046
3.50%, 2/1/2047 57,678 52,862

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5274
4.00%, 2/1/2047 50,351 47,682
Pool# BE7869
4.50%, 2/1/2047 2,791 2,719
Pool# BE8495
4.50%, 2/1/2047 2,596 2,531
Pool# AL9859
3.00%, 3/1/2047 742,891 657,498
Pool# AL9848
3.00%, 3/1/2047 244,601 216,485
Pool# BM5383
4.00%, 3/1/2047 35,496 33,630
Pool# AS8966
4.00%, 3/1/2047 20,636 19,488
Pool# AS8979
4.50%, 3/1/2047 32,240 31,446
Pool# BE9247
4.50%, 3/1/2047 3,910 3,810
Pool# BM3707
2.50%, 4/1/2047 129,885 110,662
Pool# AS9463
3.50%, 4/1/2047 101,759 93,632
Pool# AS9451
3.50%, 4/1/2047 70,171 64,230
Pool# BD7122
4.00%, 4/1/2047 299,777 283,286
Pool# AS9467
4.00%, 4/1/2047 161,240 152,453
Pool# AS9470
4.50%, 4/1/2047 108,317 105,562
Pool# BH0304
4.50%, 4/1/2047 5,092 4,961
Pool# AS9562
3.00%, 5/1/2047 51,713 45,628
Pool# BM3237
3.50%, 5/1/2047 247,657 228,586
Pool# AS9577
3.50%, 5/1/2047 97,979 88,622
Pool# BM1268
4.00%, 5/1/2047 192,151 181,640
Pool# AS9794
3.50%, 6/1/2047 89,004 82,023
Pool# AS9747
4.00%, 6/1/2047 450,577 427,006
Pool# BM3549
4.00%, 6/1/2047 185,980 176,169
Pool# BE3702
4.00%, 6/1/2047 67,392 63,664
Pool# BM1295
4.50%, 6/1/2047 68,373 66,676
Pool# BE9624
4.50%, 6/1/2047 9,780 9,466
Pool# BM3801
3.00%, 7/1/2047 410,430 363,472
Pool# AS9938
3.50%, 7/1/2047 98,459 91,086
Pool# BM1551
3.50%, 7/1/2047 84,146 77,426
Pool# AS9909
3.50%, 7/1/2047 49,288 45,352
Pool# BM1492
4.00%, 7/1/2047 321,357 303,779
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9973
4.00%, 7/1/2047 20,610 19,460
Pool# 890673
3.00%, 8/1/2047 206,764 183,349
Pool# MA3087
3.50%, 8/1/2047 165,380 151,186
Pool# CA0240
3.50%, 8/1/2047 86,083 78,614
Pool# BM1658
3.50%, 8/1/2047 68,845 63,077
Pool# BH7375
3.50%, 8/1/2047 57,462 52,598
Pool# CA0123
4.00%, 8/1/2047 251,690 238,497
Pool# BH2597
4.00%, 8/1/2047 165,663 156,310
Pool# BH5359
4.00%, 8/1/2047 90,911 86,014
Pool# CA0133
4.00%, 8/1/2047 29,366 27,708
Pool# BM5787
4.00%, 8/1/2047 9,055 8,584
Pool# CA0407
3.50%, 9/1/2047 134,999 123,328
Pool# BH4004
4.00%, 9/1/2047 145,288 137,205
Pool# BM3556
4.00%, 9/1/2047 85,026 81,075
Pool# CA0392
4.00%, 9/1/2047 57,747 54,475
Pool# CA0265
4.00%, 9/1/2047 17,865 16,875
Pool# CA0487
3.50%, 10/1/2047 346,820 316,756
Pool# BM1959
3.50%, 10/1/2047 248,557 229,944
Pool# CA0493
4.00%, 10/1/2047 156,417 147,618
Pool# BM3015
4.00%, 10/1/2047 105,597 100,579
Pool# CA0549
4.00%, 10/1/2047 94,217 88,859
Pool# CA0496
4.50%, 10/1/2047 114,438 111,479
Pool# CA0623
4.50%, 10/1/2047 26,599 25,977
Pool# CA0693
3.50%, 11/1/2047 250,981 229,245
Pool# CA0680
3.50%, 11/1/2047 125,425 116,032
Pool# BM3358
3.50%, 11/1/2047 107,806 99,731
Pool# CA0696
4.00%, 11/1/2047 280,759 264,675
Pool# BM3191
4.00%, 11/1/2047 57,284 54,073
Pool# CA0808
4.00%, 11/1/2047 47,129 44,606
Pool# BM3379
3.00%, 12/1/2047 364,016 322,839
Pool# BJ2492
3.50%, 12/1/2047 155,341 141,887

68 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3211
4.00%, 12/1/2047 417,116 394,296
Pool# BJ1699
4.00%, 12/1/2047 124,285 118,151
Pool# MA3238
3.50%, 1/1/2048 261,146 238,509
Pool# CA0991
3.50%, 1/1/2048 255,714 236,564
Pool# CA1015
4.00%, 1/1/2048 163,966 155,027
Pool# CA1025
4.50%, 1/1/2048 207,168 201,851
Pool# CA1189
3.50%, 2/1/2048 1,016,337 929,387
Pool# BH9280
3.50%, 2/1/2048 528,059 485,873
Pool# CA1242
3.50%, 2/1/2048 118,382 109,935
Pool# MA3277
4.00%, 2/1/2048 9,291 8,759
Pool# BJ8271
4.50%, 2/1/2048 223,168 217,442
Pool# BJ8269
4.50%, 2/1/2048 171,680 167,242
Pool# BK1586
4.50%, 2/1/2048 152,010 148,110
Pool# BJ8270
4.50%, 2/1/2048 118,824 115,753
Pool# CA4341
3.00%, 3/1/2048 92,898 81,785
Pool# MA3305
3.50%, 3/1/2048 27,995 25,564
Pool# BK1972
4.50%, 3/1/2048 38,769 37,829
Pool# BJ0640
5.00%, 3/1/2048 11,746 11,748
Pool# CA1531
3.50%, 4/1/2048 90,704 84,233
Pool# CA1510
3.50%, 4/1/2048 53,753 49,092
Pool# CA1551
4.00%, 4/1/2048 404,330 381,184
Pool# CA1560
4.50%, 4/1/2048 79,121 76,993
Pool# BJ2681
5.00%, 4/1/2048 30,325 30,302
Pool# MA3348
5.00%, 4/1/2048 3,026 3,027
Pool# BM4024
3.50%, 5/1/2048 57,264 53,178
Pool# MA3358
4.50%, 5/1/2048 124,119 120,884
Pool# MA3374
5.00%, 5/1/2048 7,829 7,830
Pool# CA1898
4.50%, 6/1/2048 100,432 97,836
Pool# CA1951
4.00%, 7/1/2048 97,656 92,025
Pool# BK6577
4.50%, 7/1/2048 9,371 9,108
Pool# CA1988
4.50%, 7/1/2048 3,330 3,235
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK4766
4.50%, 8/1/2048 170,738 166,324
Pool# CA2376
4.00%, 9/1/2048 96,630 91,058
Pool# MA3472
5.00%, 9/1/2048 10,293 10,288
Pool# MA3495
4.00%, 10/1/2048 139,752 131,649
Pool# CA2493
4.50%, 10/1/2048 60,038 58,424
Pool# BM4664
4.50%, 10/1/2048 59,636 58,070
Pool# BM5024
3.00%, 11/1/2048 471,858 415,728
Pool# FM1001
3.50%, 11/1/2048 33,376 30,491
Pool# MA3521
4.00%, 11/1/2048 151,584 142,796
Pool# MA3536
4.00%, 12/1/2048 112,642 106,112
Pool# CA2779
4.50%, 12/1/2048 217,955 212,141
Pool# BN0340
4.50%, 12/1/2048 164,692 160,115
Pool# BM5212
4.50%, 12/1/2048 43,652 42,469
Pool# FM2888
3.50%, 1/1/2049 1,179,928 1,077,774
Pool# MA3563
4.00%, 1/1/2049 1,650,588 1,554,889
Pool# BN3944
4.00%, 1/1/2049 71,985 67,820
Pool# BN3960
4.50%, 1/1/2049 118,170 114,945
Pool# BN6135
4.00%, 2/1/2049 51,884 48,789
Pool# FM2337
4.50%, 2/1/2049 171,141 166,507
Pool# CA3387
4.00%, 4/1/2049 239,220 226,445
Pool# CA3394
5.00%, 4/1/2049 20,947 20,929
Pool# CA3489
4.00%, 5/1/2049 180,352 170,721
Pool# MA3665
4.50%, 5/1/2049 174,150 169,145
Pool# FM1051
4.50%, 5/1/2049 102,025 99,139
Pool# FM7504
3.50%, 6/1/2049 243,126 221,962
Pool# CA3669
4.00%, 6/1/2049 266,085 250,966
Pool# CA3639
4.00%, 6/1/2049 91,076 85,795
Pool# FM8304
4.00%, 7/1/2049 519,763 489,552
Pool# CA3825
4.00%, 7/1/2049 210,409 199,525
Pool# FM7105
3.50%, 8/1/2049 162,224 148,193
Pool# BO5494
3.00%, 11/1/2049 74,892 66,116

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2170
4.00%, 11/1/2049 229,744 216,429
Pool# BO6225
3.00%, 12/1/2049 602,630 529,588
Pool# BO5380
3.00%, 12/1/2049 86,751 76,585
Pool# MA3873
4.00%, 12/1/2049 98,384 92,679
Pool# CA5152
3.00%, 2/1/2050 191,605 168,300
Pool# FM2887
3.00%, 3/1/2050 394,103 346,293
Pool# FM0077
3.00%, 3/1/2050 96,722 84,940
Pool# CA5510
3.00%, 4/1/2050 314,574 276,379
Pool# MA4048
3.00%, 6/1/2050 258,941 226,960
Pool# MA4077
2.00%, 7/1/2050 904,938 726,543
Pool# BP6466
3.00%, 7/1/2050 895,405 785,940
Pool# FM6159
3.00%, 7/1/2050 630,937 553,512
Pool# CA6598
2.50%, 8/1/2050 750,582 634,344
Pool# MA4097
3.00%, 8/1/2050 69,386 60,763
Pool# BQ4909
2.00%, 9/1/2050 1,573,132 1,265,893
Pool# CA6985
2.00%, 9/1/2050 803,422 647,696
Pool# FM4226
2.50%, 9/1/2050 1,940,414 1,635,216
Pool# FM4231
2.50%, 9/1/2050 1,828,134 1,534,213
Pool# FM4222
2.50%, 9/1/2050 441,096 373,312
Pool# CA7029
2.50%, 9/1/2050 425,121 359,872
Pool# CA7972
3.00%, 9/1/2050 539,703 472,914
Pool# CA7572
2.50%, 10/1/2050 2,662,063 2,238,860
Pool# CA7368
2.50%, 10/1/2050 1,108,236 932,060
Pool# CA7369
2.50%, 10/1/2050 797,492 670,711
Pool# MA4181
1.50%, 11/1/2050 814,854 616,523
Pool# CA7573
2.50%, 11/1/2050 3,839,073 3,228,750
Pool# FM4859
2.50%, 11/1/2050 931,352 784,868
Pool# FM4808
2.50%, 11/1/2050 752,875 632,930
Pool# FM5169
3.00%, 11/1/2050 483,717 424,279
Pool# FM5480
3.00%, 11/1/2050 472,834 414,734
Pool# FM4969
2.00%, 12/1/2050 1,552,980 1,253,159
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8442
2.00%, 1/1/2051 1,886,977 1,520,120
Pool# FM6360
3.00%, 1/1/2051 499,487 437,959
Pool# FM6031
2.00%, 2/1/2051 2,394,507 1,911,353
Pool# CA8893
2.00%, 2/1/2051 972,976 781,229
Pool# CA8823
2.00%, 2/1/2051 971,099 779,722
Pool# BQ9747
2.00%, 2/1/2051 727,626 582,491
Pool# FM6135
2.00%, 2/1/2051 525,046 423,626
Pool# CA8866
2.50%, 2/1/2051 605,144 510,741
Pool# MA4280
1.50%, 3/1/2051 3,339,673 2,525,328
Pool# FM6554
2.00%, 3/1/2051 1,745,963 1,408,706
Pool# MA4281
2.00%, 3/1/2051 1,632,148 1,306,847
Pool# FM6569
2.50%, 3/1/2051 2,002,957 1,682,731
Pool# FM7677
2.50%, 3/1/2051 1,883,377 1,587,100
Pool# FM7460
4.00%, 3/1/2051 667,379 628,584
Pool# CB0149
2.00%, 4/1/2051 297,298 239,334
Pool# BR7647
2.00%, 4/1/2051 206,210 166,003
Pool# BR7703
2.50%, 4/1/2051 330,677 278,096
Pool# MA4325
2.00%, 5/1/2051 857,026 685,131
Pool# CB0400
2.00%, 5/1/2051 280,464 227,554
Pool# CB0514
2.50%, 5/1/2051 1,187,482 1,005,358
Pool# FS3950
3.00%, 5/1/2051 1,096,652 962,592
Pool# FS1463
4.00%, 5/1/2051 242,770 228,659
Pool# CB0684
2.00%, 6/1/2051 1,209,320 970,075
Pool# CB0819
2.00%, 6/1/2051 1,096,208 879,340
Pool# MA4355
2.00%, 6/1/2051 1,071,656 857,392
Pool# FM7719
2.00%, 6/1/2051 786,843 634,849
Pool# FM8630
1.50%, 7/1/2051 1,330,119 1,007,445
Pool# MA4378
2.00%, 7/1/2051 1,933,456 1,545,121
Pool# CB1110
2.00%, 7/1/2051 510,694 410,962
Pool# FM8160
2.50%, 7/1/2051 574,297 485,259
Pool# FM8007
2.50%, 7/1/2051 370,371 311,511

70 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1065
2.50%, 7/1/2051 311,641 261,460
Pool# CB1133
2.50%, 7/1/2051 271,851 228,234
Pool# CB1330
2.50%, 8/1/2051 1,393,007 1,171,733
Pool# FM8011
2.50%, 8/1/2051 1,158,996 976,118
Pool# CB1400
3.00%, 8/1/2051 35,778 31,377
Pool# MA4437
2.00%, 10/1/2051 9,544,389 7,609,110
Pool# BU1052
2.00%, 10/1/2051 432,792 348,523
Pool# FM9082
2.00%, 10/1/2051 430,835 346,723
Pool# FM9081
2.00%, 10/1/2051 159,195 128,116
Pool# FS1215
2.50%, 10/1/2051 981,470 822,789
Pool# FS1473
3.50%, 10/1/2051 1,098,900 1,003,072
Pool# MA4464
1.50%, 11/1/2051 1,703,612 1,287,699
Pool# CB2038
2.00%, 11/1/2051 5,155,040 4,119,474
Pool# FM9450
2.00%, 11/1/2051 1,735,776 1,398,509
Pool# MA4465
2.00%, 11/1/2051 1,679,014 1,340,137
Pool# FM9411
2.00%, 11/1/2051 1,657,703 1,325,228
Pool# MA4466
2.50%, 11/1/2051 4,881,156 4,093,103
Pool# BU5908
2.00%, 12/1/2051 3,060,014 2,462,037
Pool# CB2297
2.50%, 12/1/2051 3,919,132 3,307,484
Pool# MA4493
2.50%, 12/1/2051 3,139,106 2,619,702
Pool# FM9543
2.50%, 12/1/2051 2,385,439 2,013,140
Pool# CB2410
2.50%, 12/1/2051 1,701,945 1,436,806
Pool# FM9806
2.50%, 12/1/2051 1,448,754 1,222,642
Pool# FM9864
2.50%, 12/1/2051 876,396 737,693
Pool# CB2469
2.50%, 12/1/2051 796,079 669,580
Pool# FM9697
2.50%, 12/1/2051 395,211 332,711
Pool# FS1192
2.00%, 1/1/2052 4,122,793 3,297,837
Pool# FS1095
2.00%, 1/1/2052 2,497,623 1,998,642
Pool# MA4512
2.50%, 1/1/2052 3,874,242 3,232,558
Pool# FS2639
2.50%, 1/1/2052 845,698 705,458
Pool# FS2040
2.00%, 2/1/2052 1,698,701 1,353,725
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BU9905
2.00%, 2/1/2052 834,477 665,865
Pool# CB2868
2.50%, 2/1/2052 1,597,739 1,337,470
Pool# CB3156
2.00%, 3/1/2052 1,743,837 1,398,816
Pool# BV4133
2.50%, 3/1/2052 1,635,531 1,368,723
Pool# CB3159
2.50%, 3/1/2052 1,609,414 1,352,691
Pool# CB3016
2.50%, 3/1/2052 835,054 704,812
Pool# CB3237
3.00%, 3/1/2052 813,650 706,754
Pool# BV5355
2.50%, 4/1/2052 822,886 688,836
Pool# CB3368
3.00%, 4/1/2052 818,950 711,187
Pool# CB3362
3.00%, 4/1/2052 784,188 686,747
Pool# FS2141
3.50%, 6/1/2052 930,007 845,270
Pool# CB3915
4.50%, 6/1/2052 63,307 60,673
Pool# FS3806
2.50%, 7/1/2052 12,145,666 10,130,826
Pool# MA4653
3.00%, 7/1/2052 753,346 653,259
Pool# MA4733
4.50%, 9/1/2052 871,860 835,419
Pool# CB4673
4.50%, 9/1/2052 812,429 786,132
Pool# CB4831
4.50%, 10/1/2052 1,286,215 1,232,411
Pool# MA4805
4.50%, 11/1/2052 763,903 732,056
Pool# CB5535
5.00%, 1/1/2053 1,785,630 1,756,671
Pool# CB5642
5.50%, 2/1/2053 683,060 686,325
Pool# FS3801
5.50%, 2/1/2053 175,419 175,808
Pool# CB6065
5.00%, 4/1/2053 950,128 933,938
Pool# CB6004
5.50%, 4/1/2053 2,833,280 2,870,383
Pool# CB6082
5.50%, 4/1/2053 642,589 643,195
Pool# CB6182
5.00%, 5/1/2053 915,595 899,285
Pool# CB6650
5.50%, 6/1/2053 2,036,224 2,062,021
Pool# MA5071
5.00%, 7/1/2053 1,134,654 1,114,442
Pool# FS5214
5.00%, 7/1/2053 698,939 689,796
Pool# FS7303
5.00%, 7/1/2053 569,919 559,777
Pool# MA5073
6.00%, 7/1/2053 1,277,173 1,298,794
Pool# FS5424
4.50%, 8/1/2053 519,681 498,756

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB6921
6.00%, 8/1/2053 445,643 459,301
Pool# CB7115
6.00%, 9/1/2053 1,383,561 1,425,057
Pool# CB7482
6.00%, 11/1/2053 1,793,979 1,828,884
Pool# CB7484
6.50%, 11/1/2053 1,224,272 1,264,937
Pool# CB7449
6.50%, 11/1/2053 262,751 271,974
Pool# FS6294
6.50%, 11/1/2053 185,781 192,264
Pool# CB7650
6.50%, 12/1/2053 2,458,969 2,577,133
Pool# CB7653
6.50%, 12/1/2053 968,700 1,011,638
Pool# FS6529
6.50%, 12/1/2053 849,846 886,241
Pool# CB7649
6.50%, 12/1/2053 664,561 699,405
Pool# CB7652
6.50%, 12/1/2053 554,296 579,959
Pool# CB7803
6.50%, 1/1/2054 185,943 193,561
Pool# CB7865
6.50%, 1/1/2054 142,300 147,839
Pool# FS7172
6.50%, 2/1/2054 371,198 386,493
Pool# CB8024
6.50%, 2/1/2054 312,799 330,208
Pool# CB8823
6.50%, 7/1/2054 587,236 611,573
Pool# MA5445
6.00%, 8/1/2054 5,594,915 5,683,650
Pool# CB9009
6.00%, 8/1/2054 1,604,964 1,647,654
Pool# CB9010
6.00%, 8/1/2054 348,775 354,581
Pool# CB9031
6.50%, 8/1/2054 1,761,610 1,832,829
Pool# MA5496
5.00%, 10/1/2054 2,339,974 2,294,259
Pool# CB9472
5.00%, 11/1/2054 1,189,935 1,168,008
Pool# CB9738
5.00%, 1/1/2055 1,604,638 1,575,208
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 4/25/2040 2,840,250 2,491,737
2.00%, 4/25/2040 2,499,750 2,258,832
3.50%, 4/25/2040 1,893,000 1,820,896
4.00%, 4/25/2040 1,093,000 1,064,850
4.50%, 4/25/2040 215,000 213,186
5.00%, 4/25/2040 35,000 35,173
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2055 4,875,000
4,951,255
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 4/25/2055 2,100,000 1,819,782
3.50%, 4/25/2055 1,725,000 1,555,608
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 4/25/2055 2,975,000 2,771,844
4.50%, 4/25/2055 7,025,000 6,719,184
5.00%, 4/25/2055 7,701,000 7,547,369
5.50%, 4/25/2055 10,650,000 10,635,843
6.50%, 4/25/2055 3,837,500 3,956,921
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 579 584
Pool# 486936
6.50%, 2/15/2029 228 236
Pool# 502969
6.00%, 3/15/2029 1,060 1,088
Pool# 487053
7.00%, 3/15/2029 361 364
Pool# 781014
6.00%, 4/15/2029 610 621
Pool# 509099
7.00%, 6/15/2029 1,683 1,690
Pool# 434505
7.50%, 8/15/2029 29 29
Pool# 781124
7.00%, 12/15/2029 2,401 2,487
Pool# 507396
7.50%, 9/15/2030 18,752 18,827
Pool# 531352
7.50%, 9/15/2030 1,342 1,347
Pool# 536334
7.50%, 10/15/2030 107 107
Pool# 486019
7.50%, 1/15/2031 496 498
Pool# 535388
7.50%, 1/15/2031 349 350
Pool# 528589
6.50%, 3/15/2031 6,153 6,244
Pool# 508473
7.50%, 4/15/2031 1,772 1,783
Pool# 544470
8.00%, 4/15/2031 465 466
Pool# 781287
7.00%, 5/15/2031 1,164 1,207
Pool# 781319
7.00%, 7/15/2031 389 410
Pool# 485879
7.00%, 8/15/2031 1,032 1,038
Pool# 572554
6.50%, 9/15/2031 13,956 14,195
Pool# 781328
7.00%, 9/15/2031 1,091 1,133
Pool# 550991
6.50%, 10/15/2031 340 352
Pool# 571267
7.00%, 10/15/2031 148 148
Pool# 555171
6.50%, 12/15/2031 838 867
Pool# 781380
7.50%, 12/15/2031 378 398
Pool# 781481
7.50%, 1/15/2032 1,684 1,763
Pool# 580972
6.50%, 2/15/2032 106 107

72 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781401
7.50%, 2/15/2032 1,342 1,433
Pool# 781916
6.50%, 3/15/2032 10,513 10,798
Pool# 552474
7.00%, 3/15/2032 2,614 2,701
Pool# 781478
7.50%, 3/15/2032 714 757
Pool# 781429
8.00%, 3/15/2032 1,315 1,393
Pool# 781431
7.00%, 4/15/2032 4,859 5,122
Pool# 552616
7.00%, 6/15/2032 20,080 20,589
Pool# 570022
7.00%, 7/15/2032 8,700 9,013
Pool# 595077
6.00%, 10/15/2032 2,637 2,770
Pool# 552903
6.50%, 11/15/2032 33,865 35,205
Pool# 552952
6.00%, 12/15/2032 1,837 1,881
Pool# 602102
6.00%, 2/15/2033 10,509 10,592
Pool# 588192
6.00%, 2/15/2033 2,161 2,189
Pool# 553144
5.50%, 4/15/2033 5,536 5,614
Pool# 604243
6.00%, 4/15/2033 3,642 3,717
Pool# 611526
6.00%, 5/15/2033 5,837 5,848
Pool# 553320
6.00%, 6/15/2033 11,213 11,469
Pool# 604788
6.50%, 11/15/2033 31,224 32,114
Pool# 781688
6.00%, 12/15/2033 13,653 14,094
Pool# 604875
6.00%, 12/15/2033 12,165 12,463
Pool# 781690
6.00%, 12/15/2033 4,967 5,131
Pool# 781699
7.00%, 12/15/2033 1,395 1,410
Pool# 621856
6.00%, 1/15/2034 6,819 6,981
Pool# 564799
6.00%, 3/15/2034 4,889 4,970
Pool# 630038
6.50%, 8/15/2034 24,405 25,414
Pool# 781804
6.00%, 9/15/2034 13,566 14,252
Pool# 781847
6.00%, 12/15/2034 10,662 11,201
Pool# 486921
5.50%, 2/15/2035 2,912 2,968
Pool# 781902
6.00%, 2/15/2035 14,211 14,929
Pool# 781933
6.00%, 6/15/2035 1,444 1,517
Pool# 649513
5.50%, 10/15/2035 68,198 70,106
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 649510
5.50%, 10/15/2035 31,522 32,288
Pool# 652207
5.50%, 3/15/2036 34,056 34,920
Pool# 655519
5.00%, 5/15/2036 15,908 16,119
Pool# 652539
5.00%, 5/15/2036 5,442 5,426
Pool# 606308
5.50%, 5/15/2036 5,498 5,652
Pool# 657912
6.50%, 8/15/2036 2,666 2,759
Pool# 697957
4.50%, 3/15/2039 420,143 409,011
Pool# 704630
5.50%, 7/15/2039 14,369 14,770
Pool# 710724
4.50%, 8/15/2039 118,061 116,312
Pool# 722292
5.00%, 9/15/2039 273,615 277,468
Pool# 782803
6.00%, 11/15/2039 130,160 136,769
Pool# 736666
4.50%, 4/15/2040 312,604 301,433
Pool# 733312
4.00%, 9/15/2040 37,088 35,397
Pool# 742235
4.00%, 12/15/2040 72,315 69,017
Pool# 755959
4.00%, 1/15/2041 70,204 67,348
Pool# 755958
4.00%, 1/15/2041 63,780 61,186
Pool# 742244
4.00%, 1/15/2041 55,126 52,612
Pool# 759075
4.00%, 1/15/2041 53,449 51,011
Pool# 753826
4.00%, 1/15/2041 29,146 27,817
Pool# 690662
4.00%, 1/15/2041 18,001 17,180
Pool# 719486
4.00%, 1/15/2041 6,456 6,130
Pool# 759207
4.00%, 2/15/2041 128,806 122,933
Pool# 757555
4.00%, 2/15/2041 13,446 12,899
Pool# 757557
4.00%, 2/15/2041 6,888 6,608
Pool# 738107
4.00%, 3/15/2041 155,120 147,283
Pool# 784637
4.00%, 8/15/2041 49,234 47,377
Pool# 778869
4.00%, 2/15/2042 92,788 89,013
Pool# AD8789
3.50%, 3/15/2043 306,340 286,861
Pool# AD2254
3.50%, 3/15/2043 39,425 36,988
Pool# AA6403
3.00%, 5/15/2043 371,072 336,912
Pool# AD2411
3.50%, 5/15/2043 188,446 176,978

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 783781
3.50%, 6/15/2043 263,251 245,820
Pool# 784015
3.00%, 7/15/2043 71,132 64,585
Pool# 784459
3.00%, 12/15/2046 163,495 146,740
Pool# 784293
3.00%, 12/15/2046 46,468 41,512
Pool# 784355
4.00%, 12/15/2046 68,175 64,199
Pool# 784500
3.00%, 2/15/2047 354,993 317,978
Pool# 784713
3.00%, 2/15/2047 89,620 80,292
Pool# 784747
4.00%, 5/15/2048 46,600 44,225
Pool# 784715
4.00%, 5/15/2048 39,876 37,937
Pool# 785073
4.00%, 9/15/2049 56,693 53,762
Pool# BD4016
3.00%, 10/15/2049 134,036 119,031
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 156,664 160,090
Pool# 4245
6.00%, 9/20/2038 62,369 66,094
Pool# 4559
5.00%, 10/20/2039 146,642 149,171
Pool# 4715
5.00%, 6/20/2040 38,167 38,684
Pool# 4747
5.00%, 7/20/2040 427,707 433,504
Pool# 4771
4.50%, 8/20/2040 354,833 348,918
Pool# 4802
5.00%, 9/20/2040 294,150 298,137
Pool# 4834
4.50%, 10/20/2040 96,175 94,572
Pool# 737727
4.00%, 12/20/2040 586,273 561,431
Pool# 737730
4.00%, 12/20/2040 170,664 161,649
Pool# 4923
4.50%, 1/20/2041 150,860 148,345
Pool# 4978
4.50%, 3/20/2041 21,223 20,869
Pool# 5017
4.50%, 4/20/2041 217,943 214,310
Pool# 5056
5.00%, 5/20/2041 73,424 74,329
Pool# 5082
4.50%, 6/20/2041 87,081 85,149
Pool# 5175
4.50%, 9/20/2041 103,220 101,498
Pool# 675523
3.50%, 3/20/2042 115,948 106,646
Pool# 5332
4.00%, 3/20/2042 98,564 94,628
Pool# MA0392
3.50%, 9/20/2042 903,028 842,822
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0462
3.50%, 10/20/2042 715,887 667,716
Pool# MA0534
3.50%, 11/20/2042 1,626,616 1,517,160
Pool# MA0625
3.50%, 12/20/2042 341,864 318,860
Pool# MA0698
3.00%, 1/20/2043 375,623 340,475
Pool# MA0852
3.50%, 3/20/2043 378,481 353,011
Pool# MA0934
3.50%, 4/20/2043 344,718 321,519
Pool# AF1001
3.50%, 6/20/2043 305,846 281,681
Pool# MA1376
4.00%, 10/20/2043 149,525 143,306
Pool# AJ9335
3.50%, 10/20/2044 34,297 31,384
Pool# MA2677
3.00%, 3/20/2045 124,020 111,656
Pool# MA2754
3.50%, 4/20/2045 228,879 212,690
Pool# MA2824
2.50%, 5/20/2045 255,373 221,809
Pool# MA2825
3.00%, 5/20/2045 489,779 440,798
Pool# AM4381
3.50%, 5/20/2045 310,522 282,517
Pool# MA2891
3.00%, 6/20/2045 828,924 745,939
Pool# MA2892
3.50%, 6/20/2045 174,341 161,955
Pool# MA2960
3.00%, 7/20/2045 285,946 257,305
Pool# 784156
4.00%, 8/20/2045 119,892 113,630
Pool# AO1103
3.50%, 9/20/2045 502,270 464,105
Pool# AO1099
3.50%, 9/20/2045 269,721 249,228
Pool# MA3106
4.00%, 9/20/2045 66,878 63,896
Pool# MA3172
3.00%, 10/20/2045 137,539 123,747
Pool# MA3173
3.50%, 10/20/2045 94,764 87,933
Pool# MA3174
4.00%, 10/20/2045 8,294 7,919
Pool# MA3243
3.00%, 11/20/2045 262,348 236,014
Pool# MA3244
3.50%, 11/20/2045 249,679 231,618
Pool# 784098
3.00%, 12/20/2045 513,277 461,728
Pool# MA3309
3.00%, 12/20/2045 449,457 404,318
Pool# MA3310
3.50%, 12/20/2045 184,725 171,327
Pool# 784111
3.00%, 1/20/2046 266,823 240,012
Pool# MA3377
4.00%, 1/20/2046 37,227 35,521

74 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784119
3.00%, 2/20/2046 509,682 458,467
Pool# 784115
3.00%, 2/20/2046 23,306 20,964
Pool# MA3520
3.00%, 3/20/2046 340,577 306,336
Pool# MA3521
3.50%, 3/20/2046 648,001 602,759
Pool# MA3522
4.00%, 3/20/2046 255,299 243,836
Pool# MA3596
3.00%, 4/20/2046 177,142 159,244
Pool# MA3597
3.50%, 4/20/2046 186,635 172,893
Pool# MA3662
3.00%, 5/20/2046 677,244 609,013
Pool# MA3735
3.00%, 6/20/2046 412,462 370,801
Pool# MA3736
3.50%, 6/20/2046 1,054,752 976,492
Pool# MA3804
4.00%, 7/20/2046 39,211 37,365
Pool# MA3873
3.00%, 8/20/2046 886,608 796,597
Pool# MA3876
4.50%, 8/20/2046 41,482 40,637
Pool# MA3936
3.00%, 9/20/2046 893,100 802,200
Pool# MA3939
4.50%, 9/20/2046 6,658 6,413
Pool# MA4006
4.50%, 10/20/2046 127,588 124,988
Pool# MA4068
3.00%, 11/20/2046 134,460 120,705
Pool# MA4069
3.50%, 11/20/2046 13,839 12,808
Pool# MA4070
4.00%, 11/20/2046 24,343 23,198
Pool# MA4071
4.50%, 11/20/2046 8,649 8,472
Pool# MA4125
2.50%, 12/20/2046 79,345 68,912
Pool# MA4126
3.00%, 12/20/2046 1,381,095 1,239,814
Pool# MA4194
2.50%, 1/20/2047 311,023 270,130
Pool# MA4196
3.50%, 1/20/2047 86,742 80,274
Pool# MA4261
3.00%, 2/20/2047 364,144 326,798
Pool# MA4262
3.50%, 2/20/2047 1,313,483 1,215,542
Pool# MA4264
4.50%, 2/20/2047 10,160 9,915
Pool# MA4321
3.50%, 3/20/2047 656,644 607,646
Pool# AZ1974
3.50%, 4/20/2047 176,446 163,035
Pool# MA4382
3.50%, 4/20/2047 112,729 104,312
Pool# MA4383
4.00%, 4/20/2047 515,255 489,098
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4384
4.50%, 4/20/2047 12,246 11,936
Pool# MA4509
3.00%, 6/20/2047 128,158 114,948
Pool# MA4511
4.00%, 6/20/2047 243,711 231,163
Pool# MA4512
4.50%, 6/20/2047 28,630 27,905
Pool# MA4585
3.00%, 7/20/2047 23,305 20,885
Pool# MA4587
4.00%, 7/20/2047 731,457 693,345
Pool# 784471
3.50%, 8/20/2047 288,732 267,941
Pool# BC1888
3.50%, 8/20/2047 277,774 256,659
Pool# MA4652
3.50%, 8/20/2047 255,990 236,463
Pool# MA4653
4.00%, 8/20/2047 38,617 36,451
Pool# 784408
3.50%, 10/20/2047 184,721 170,975
Pool# MA4780
4.50%, 10/20/2047 9,466 9,225
Pool# MA4836
3.00%, 11/20/2047 240,056 215,124
Pool# MA4837
3.50%, 11/20/2047 226,917 209,784
Pool# MA4838
4.00%, 11/20/2047 1,008,572 954,568
Pool# 784421
3.50%, 12/20/2047 276,754 258,875
Pool# MA4900
3.50%, 12/20/2047 163,381 151,028
Pool# MA4962
3.50%, 1/20/2048 329,861 304,900
Pool# MA5018
3.00%, 2/20/2048 90,637 81,229
Pool# MA5019
3.50%, 2/20/2048 17,092 15,798
Pool# 784480
3.50%, 4/20/2048 218,528 202,790
Pool# 784479
3.50%, 4/20/2048 157,213 146,109
Pool# 784481
3.50%, 4/20/2048 67,920 62,839
Pool# MA5137
4.00%, 4/20/2048 210,694 198,371
Pool# BD4034
4.00%, 4/20/2048 75,395 70,906
Pool# MA5138
4.50%, 4/20/2048 86,611 84,297
Pool# MA5192
4.00%, 5/20/2048 389,549 368,685
Pool# MA5265
4.50%, 6/20/2048 155,688 151,440
Pool# MA5331
4.50%, 7/20/2048 70,379 68,452
Pool# MA5398
4.00%, 8/20/2048 390,880 368,864
Pool# MA5399
4.50%, 8/20/2048 192,570 187,286

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5465
3.50%, 9/20/2048 61,685 56,951
Pool# MA5466
4.00%, 9/20/2048 87,545 82,640
Pool# BJ2692
4.00%, 11/20/2048 58,811 54,936
Pool# MA5597
5.00%, 11/20/2048 6,426 6,404
Pool# MA5652
4.50%, 12/20/2048 89,298 86,829
Pool# 784656
4.50%, 12/20/2048 51,815 49,857
Pool# BK2856
4.50%, 12/20/2048 12,012 11,544
Pool# MA5653
5.00%, 12/20/2048 18,629 18,578
Pool# MA5712
5.00%, 1/20/2049 68,955 68,573
Pool# MA5818
4.50%, 3/20/2049 62,824 61,082
Pool# MA5878
5.00%, 4/20/2049 7,236 7,218
Pool# MA5987
4.50%, 6/20/2049 414,549 402,539
Pool# MA6041
4.50%, 7/20/2049 113,091 109,796
Pool# MA6092
4.50%, 8/20/2049 48,478 46,889
Pool# MA6153
3.00%, 9/20/2049 92,512 82,516
Pool# MA6474
3.00%, 2/20/2050 596,493 530,765
Pool# MA6542
3.50%, 3/20/2050 148,437 136,363
Pool# MA6657
3.50%, 5/20/2050 298,991 275,009
Pool# MA6766
3.00%, 7/20/2050 729,115 647,652
Pool# BW4732
2.50%, 8/20/2050 831,815 696,426
Pool# BW6206
2.50%, 8/20/2050 758,882 635,364
Pool# MA6820
3.00%, 8/20/2050 604,219 536,889
Pool# MA6821
3.50%, 8/20/2050 491,894 452,096
Pool# MA6864
2.00%, 9/20/2050 1,128,055 923,023
Pool# BW4741
2.50%, 9/20/2050 840,377 703,595
Pool# BY0776
2.50%, 9/20/2050 547,655 458,515
Pool# BY0805
2.50%, 9/20/2050 511,629 428,355
Pool# MA6994
2.00%, 11/20/2050 1,504,316 1,230,895
Pool# MA7051
2.00%, 12/20/2050 2,141,501 1,752,267
Pool# MA7053
3.00%, 12/20/2050 722,754 641,523
Pool# MA7136
2.50%, 1/20/2051 1,569,161 1,339,278
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7192
2.00%, 2/20/2051 3,815,538 3,123,029
Pool# MA7367
2.50%, 5/20/2051 3,241,234 2,765,956
Pool# MA7472
2.50%, 7/20/2051 2,821,716 2,407,931
Pool# MA7534
2.50%, 8/20/2051 2,356,765 2,011,162
Pool# MA7647
1.50%, 10/20/2051 351,349 275,353
Pool# MA7648
2.00%, 10/20/2051 3,068,852 2,511,065
Pool# MA7650
3.00%, 10/20/2051 1,979,416 1,754,169
Pool# MA7704
2.00%, 11/20/2051 786,459 643,514
Pool# MA7705
2.50%, 11/20/2051 1,375,000 1,173,366
Pool# MA7766
2.00%, 12/20/2051 3,015,168 2,467,139
Pool# MA7767
2.50%, 12/20/2051 1,524,468 1,300,916
Pool# MA7826
2.00%, 1/20/2052 986,127 806,891
Pool# MA7935
2.00%, 3/20/2052 3,144,381 2,572,867
Pool# 786843
3.00%, 3/20/2052 430,393 377,914
Pool# MA7986
2.00%, 4/20/2052 3,509,042 2,871,248
Pool# MA7987
2.50%, 4/20/2052 4,014,811 3,426,067
Pool# MA8042
2.50%, 5/20/2052 721,522 615,716
Pool# MA8043
3.00%, 5/20/2052 821,713 728,207
Pool# MA8147
2.50%, 7/20/2052 229,780 196,084
Pool# MA8148
3.00%, 7/20/2052 1,593,713 1,412,357
Pool# MA8197
2.50%, 8/20/2052 908,255 775,115
Pool# MA8265
3.00%, 9/20/2052 403,583 357,657
Pool# MA8491
5.50%, 12/20/2052 697,194 700,208
Pool# MA8726
5.50%, 3/20/2053 302,743 304,369
Pool# MA8800
5.00%, 4/20/2053 1,030,145 1,016,825
Pool# MA8801
5.50%, 4/20/2053 985,066 989,951
Pool# MA8946
4.50%, 6/20/2053 3,170,065 3,048,778
Pool# MA8948
5.50%, 6/20/2053 222,435 223,447
Pool# MA9016
5.00%, 7/20/2053 2,628,371 2,588,322
Pool# 786798
5.50%, 7/20/2053 415,534 420,026
Pool# MA9780
6.00%, 7/20/2054 2,079,194 2,110,918

76 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA9851
5.50%, 8/20/2054 1,192,680 1,195,971
Pool# MA9852
6.00%, 8/20/2054 2,555,854 2,594,851
Pool# MA9853
6.50%, 8/20/2054 817,608 837,141
Pool# MB0024
4.50%, 11/20/2054 1,319,365 1,266,153
Pool# MB0028
6.50%, 11/20/2054 167,644 171,910
Pool# MB0149
6.50%, 1/20/2055 329,833 338,236
Pool# MB0207
6.50%, 2/20/2055 540,882 555,300
Pool# MB0261
6.50%, 3/20/2055 50,000 51,427
GNMA TBA
2.00%, 4/15/2055 1,175,000 960,801
2.50%, 4/15/2055 2,500,000 2,132,105
3.00%, 4/15/2055 275,000 243,547
4.00%, 4/15/2055 4,439,000 4,155,108
4.50%, 4/15/2055 2,625,000 2,518,359
5.00%, 4/15/2055 6,525,000 6,417,612
5.50%, 4/15/2055 9,225,000 9,243,959
6.00%, 4/15/2055 5,400,000 5,480,412
6.50%, 4/15/2055 3,425,000 3,505,994
Total Mortgage-Backed Securities
(cost $632,619,588)
577,481,705
Municipal Bonds 0.5%
California 0.2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 112,957
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 267,048
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 60,637
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 103,913
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 68,688
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 337,514
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 87,953
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 211,580
Municipal Bonds
Principal
Amount ($) Value ($)
California
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 162,557
Series F, 6.58%, 5/15/2049 200,000 216,968
Series N, 3.26%, 5/15/2060 230,000 147,188
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 104,765
State of California
7.55%, 4/1/2039 1,410,000 1,705,520
7.63%, 3/1/2040 425,000 511,220
University of California
Series BD, 3.35%, 7/1/2029 200,000 193,839
Series AQ, 4.77%,
5/15/2115 150,000 126,153
4,418,500
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 534,006
Florida 0.0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 92,966
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 467,000 512,256
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 276,872 306,400
State of Illinois, GO, 5.10%,
6/1/2033 889,412 887,698
1,194,098
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 3.62%, 2/1/2029 31,919 31,654
Series A, 4.48%, 8/1/2039 50,000 47,480
5.20%, 12/1/2039 95,000 95,671
174,805
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 61,657
New Jersey 0.0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 131,916
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 528,803

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 77
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 252,971
913,690
New York 0.1%
City of New York
Series B, 5.26%, 10/1/2052 35,000 34,690
Series D-1, 5.11%,
10/1/2054 35,000 33,940
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 400,000 472,421
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 296,449
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 255,067
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 620,000 664,793
3.18%, 7/15/2060 135,000 89,238
1,846,598
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 98,754
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 145,440
244,194
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 56,690
4.38%, 11/1/2045 60,000 55,255
111,945
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 107,562
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 192,435
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 208,540
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,658
Series A, 4.51%, 11/1/2051 45,000 39,182
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas Fort Worth International
Airport (continued)
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,010
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 260,005
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 345,107
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 152,368
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 139,036 140,913
Series A-2, 5.17%,
4/1/2041 140,000 141,544
1,580,762
Virginia 0.0%
†
University of Virginia,
RB, 2.26%, 9/1/2050 90,000 51,818
Total Municipal Bonds
(cost $12,092,934)
11,844,857
Supranational 1.1%
African Development Bank
4.38%, 3/14/2028(b) 500,000 505,409
3.50%, 9/18/2029 200,000 195,562
4.00%, 3/18/2030(b) 150,000 149,411
Asian Development Bank
1.50%, 1/20/2027 760,000 727,189
3.75%, 4/25/2028 1,250,000 1,241,907
4.50%, 8/25/2028 700,000 711,216
1.88%, 1/24/2030 500,000 452,648
4.00%, 1/12/2033 350,000 345,238
3.88%, 6/14/2033 200,000 194,802
4.13%, 1/12/2034 400,000 394,353
4.38%, 3/22/2035 115,000 115,000
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028 350,000 350,247
4.13%, 1/18/2029 1,000,000 1,004,128
4.50%, 1/16/2030 55,000 56,002
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 203,976
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 448,081
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 1,000,000 1,003,360

78 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
European Investment Bank
0.75%, 10/26/2026 290,000 275,732
2.38%, 5/24/2027(b) 2,000,000 1,933,836
4.50%, 3/14/2030 45,000 45,874
3.63%, 7/15/2030 900,000 880,882
1.25%, 2/14/2031 300,000 255,990
3.75%, 2/14/2033(b) 900,000 874,866
4.13%, 2/13/2034 400,000 394,110
4.63%, 2/12/2035 100,000 102,273
Inter-American Development
Bank
2.00%, 7/23/2026 1,000,000 974,004
2.25%, 6/18/2029 250,000 232,908
3.50%, 9/14/2029 900,000 880,098
4.50%, 2/15/2030 50,000 50,947
1.13%, 1/13/2031 400,000 338,897
3.63%, 9/17/2031 200,000 193,775
3.50%, 4/12/2033 750,000 712,358
4.38%, 7/17/2034 210,000 210,762
Inter-American Investment
Corp.
4.25%, 2/14/2029 200,000 200,867
4.25%, 4/1/2030 100,000 100,409
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 386,993
2.50%, 11/22/2027 1,000,000 963,378
3.50%, 7/12/2028 1,000,000 985,133
1.13%, 9/13/2028 1,000,000 908,234
3.88%, 10/16/2029 75,000 74,443
3.88%, 2/14/2030 850,000 842,629
4.13%, 3/20/2030 310,000 310,634
0.88%, 5/14/2030 1,000,000 854,342
4.00%, 7/25/2030 300,000 298,851
4.00%, 1/10/2031 700,000 695,092
1.63%, 11/3/2031 1,000,000 852,831
4.63%, 1/15/2032 60,000 61,443
4.75%, 11/14/2033 600,000 619,072
3.88%, 8/28/2034 300,000 289,337
International Finance Corp.,
4.50%, 7/13/2028 400,000 406,323
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 505,204
Total Supranational
(cost $26,542,793)
25,811,056
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 1,500,000 1,630,862
FHLMC
0.38%, 7/21/2025 1,165,000 1,151,241
6.25%, 7/15/2032 1,245,000 1,405,555
FNMA
0.50%, 6/17/2025 1,000,000 991,807
6.25%, 5/15/2029 2,500,000 2,715,494
7.25%, 5/15/2030 2,000,000 2,292,959
0.88%, 8/5/2030 440,000 373,310
Tennessee Valley Authority
4.88%, 1/15/2048 500,000 491,074
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
Tennessee Valley Authority
5.25%, 2/1/2055 25,000 24,806
Total U.S. Government Agency Securities
(cost $11,658,425)
11,077,108
U.S. Treasury Obligations 44.3%
U.S. Treasury Bond
4.63%, 11/15/2044 1,270,000 1,271,587
4.50%, 11/15/2054 (b) 3,733,000 3,678,172
U.S. Treasury Bonds
6.50%, 11/15/2026 3,000,000 3,133,828
5.50%, 8/15/2028 3,000,000 3,157,969
5.38%, 2/15/2031 1,000,000 1,070,430
4.25%, 5/15/2039 2,500,000 2,462,695
4.50%, 8/15/2039 1,080,000 1,090,842
4.38%, 11/15/2039 300,000 298,488
1.13%, 5/15/2040 6,000,000 3,796,641
4.38%, 5/15/2040 1,000,000 992,539
1.13%, 8/15/2040 3,000,000 1,880,039
3.88%, 8/15/2040 1,000,000 935,117
1.38%, 11/15/2040 7,500,000 4,873,828
1.88%, 2/15/2041 5,000,000 3,507,812
4.75%, 2/15/2041 (b) 2,000,000 2,061,562
2.25%, 5/15/2041 4,330,000 3,208,767
1.75%, 8/15/2041 4,300,000 2,914,090
3.75%, 8/15/2041 4,900,000 4,466,273
2.00%, 11/15/2041 11,500,000 8,077,402
3.13%, 11/15/2041 4,100,000 3,427,023
2.38%, 2/15/2042 3,000,000 2,226,563
3.13%, 2/15/2042 1,000,000 832,969
3.00%, 5/15/2042 (b) 1,000,000 814,414
3.25%, 5/15/2042 2,000,000 1,689,922
2.75%, 8/15/2042 1,000,000 780,742
3.38%, 8/15/2042 1,473,000 1,262,810
2.75%, 11/15/2042 1,500,000 1,166,719
4.00%, 11/15/2042 3,000,000 2,798,555
3.13%, 2/15/2043 1,750,000 1,436,299
3.88%, 2/15/2043 1,331,000 1,218,177
2.88%, 5/15/2043 2,850,000 2,244,486
4.38%, 8/15/2043 1,000,000 974,531
4.75%, 11/15/2043 594,000 606,831
3.63%, 2/15/2044 3,500,000 3,062,500
3.38%, 5/15/2044 4,000,000 3,364,844
4.63%, 5/15/2044 2,000,000 2,006,484
3.13%, 8/15/2044 3,700,000 2,984,281
4.13%, 8/15/2044 946,000 886,284
3.00%, 11/15/2044 5,500,000 4,333,398
2.50%, 2/15/2045 3,500,000 2,523,418
3.00%, 5/15/2045 (b) 5,500,000 4,314,062
2.88%, 8/15/2045 3,300,000 2,527,465
2.50%, 2/15/2046 2,500,000 1,777,930
2.50%, 5/15/2046 3,000,000 2,126,016
2.88%, 11/15/2046 3,000,000 2,266,875
3.00%, 2/15/2047 2,000,000 1,540,469
3.00%, 5/15/2047 2,000,000 1,536,562
2.75%, 8/15/2047 2,500,000 1,828,125
2.75%, 11/15/2047 3,200,000 2,334,250
3.00%, 2/15/2048 3,000,000 2,286,797
3.13%, 5/15/2048 2,000,000 1,556,797
3.00%, 8/15/2048 3,000,000 2,278,008

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 79
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.38%, 11/15/2048 4,000,000 3,246,719
3.00%, 2/15/2049 3,000,000 2,268,633
2.88%, 5/15/2049 3,500,000 2,579,746
2.25%, 8/15/2049 3,000,000 1,935,234
2.38%, 11/15/2049 800,000 529,219
2.00%, 2/15/2050 4,500,000 2,722,852
1.25%, 5/15/2050 (b) 2,700,000 1,340,613
1.38%, 8/15/2050 5,000,000 2,547,852
1.63%, 11/15/2050 6,800,000 3,701,484
1.88%, 2/15/2051 6,400,000 3,711,000
2.38%, 5/15/2051 6,500,000 4,250,645
2.00%, 8/15/2051 7,200,000 4,287,938
1.88%, 11/15/2051 7,100,000 4,083,887
2.25%, 2/15/2052 6,000,000 3,785,156
2.88%, 5/15/2052 5,500,000 3,993,301
3.00%, 8/15/2052 5,200,000 3,872,172
4.00%, 11/15/2052 (b) 4,800,000 4,328,813
3.63%, 2/15/2053 5,100,000 4,295,355
3.63%, 5/15/2053 5,200,000 4,380,187
4.13%, 8/15/2053 5,000,000 4,607,422
4.75%, 11/15/2053 4,829,000 4,935,955
4.25%, 2/15/2054 6,220,000 5,860,406
4.63%, 5/15/2054 4,700,000 4,715,238
4.25%, 8/15/2054 7,113,000 6,714,005
4.63%, 2/15/2055 3,482,000 3,505,395
U.S. Treasury Notes
0.75%, 3/31/2026 4,000,000 3,871,969
3.75%, 4/15/2026 5,500,000 5,482,813
0.75%, 4/30/2026 5,000,000 4,827,070
4.88%, 4/30/2026 7,000,000 7,059,883
1.63%, 5/15/2026 2,000,000 1,947,578
3.63%, 5/15/2026 9,000,000 8,960,273
0.75%, 5/31/2026 3,000,000 2,888,906
0.88%, 6/30/2026 6,000,000 5,773,359
4.50%, 7/15/2026 6,000,000 6,037,734
0.63%, 7/31/2026 2,000,000 1,913,594
1.50%, 8/15/2026 4,700,000 4,545,598
4.38%, 8/15/2026 6,000,000 6,031,172
0.75%, 8/31/2026 5,000,000 4,780,469
1.38%, 8/31/2026 4,500,000 4,341,094
4.63%, 9/15/2026 (b) 7,000,000 7,065,625
0.88%, 9/30/2026 8,000,000 7,644,688
1.63%, 9/30/2026 (b) 7,000,000 6,765,938
1.13%, 10/31/2026 8,000,000 7,655,938
1.63%, 10/31/2026 (b) 8,000,000 7,717,500
4.63%, 11/15/2026 4,000,000 4,041,562
1.25%, 11/30/2026 2,000,000 1,914,219
4.25%, 11/30/2026 6,000,000 6,028,828
4.38%, 12/15/2026 10,000,000 10,070,313
1.25%, 12/31/2026 6,000,000 5,730,469
4.25%, 12/31/2026 13,593,000 13,663,089
4.00%, 1/15/2027 8,000,000 8,008,438
4.13%, 1/31/2027 14,862,000 14,912,508
2.25%, 2/15/2027 1,200,000 1,164,047
4.13%, 2/15/2027 10,000,000 10,035,938
1.88%, 2/28/2027 2,500,000 2,406,641
4.25%, 3/15/2027 7,500,000 7,547,168
2.50%, 3/31/2027 (b) 2,500,000 2,433,594
3.88%, 3/31/2027 7,634,000 7,631,316
4.50%, 4/15/2027 5,000,000 5,057,617
2.75%, 4/30/2027 3,500,000 3,420,020
2.38%, 5/15/2027 5,700,000 5,522,988
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.50%, 5/31/2027 1,000,000 930,000
2.63%, 5/31/2027 3,000,000 2,920,664
4.63%, 6/15/2027 3,000,000 3,046,055
0.50%, 6/30/2027 5,000,000 4,638,672
4.38%, 7/15/2027 5,000,000 5,051,758
2.75%, 7/31/2027 3,000,000 2,923,945
2.25%, 8/15/2027 5,300,000 5,104,355
3.75%, 8/15/2027 15,000,000 14,950,195
0.50%, 8/31/2027 8,000,000 7,379,375
3.13%, 8/31/2027 3,000,000 2,946,797
3.38%, 9/15/2027 15,000,000 14,821,875
4.13%, 9/30/2027 4,000,000 4,023,281
0.50%, 10/31/2027 3,000,000 2,752,148
4.13%, 10/31/2027 (b) 2,000,000 2,011,328
2.25%, 11/15/2027 5,390,000 5,170,610
4.13%, 11/15/2027 2,000,000 2,011,484
0.63%, 11/30/2027 8,500,000 7,803,398
3.88%, 11/30/2027 3,000,000 2,998,711
3.88%, 12/31/2027 4,500,000 4,498,945
4.25%, 1/15/2028 (b) 827,000 834,753
0.75%, 1/31/2028 4,000,000 3,666,406
3.50%, 1/31/2028 4,000,000 3,958,125
2.75%, 2/15/2028 8,000,000 7,755,000
4.25%, 2/15/2028 (b) 812,000 819,993
1.13%, 2/29/2028 3,000,000 2,774,297
4.00%, 2/29/2028 2,500,000 2,507,324
3.88%, 3/15/2028 793,000 792,876
1.25%, 3/31/2028 1,500,000 1,389,199
3.63%, 3/31/2028 1,000,000 992,734
1.25%, 4/30/2028 5,000,000 4,619,922
3.50%, 4/30/2028 10,430,000 10,309,811
2.88%, 5/15/2028 7,000,000 6,790,273
1.25%, 5/31/2028 4,000,000 3,687,656
3.63%, 5/31/2028 5,500,000 5,454,883
1.25%, 6/30/2028 4,000,000 3,679,531
4.00%, 6/30/2028 4,200,000 4,214,109
1.00%, 7/31/2028 4,000,000 3,640,469
4.13%, 7/31/2028 3,000,000 3,021,211
2.88%, 8/15/2028 (b) 5,500,000 5,322,539
1.13%, 8/31/2028 4,000,000 3,647,812
4.38%, 8/31/2028 4,000,000 4,058,594
1.25%, 9/30/2028 4,500,000 4,111,523
4.63%, 9/30/2028 10,000,000 10,232,812
1.38%, 10/31/2028 7,000,000 6,412,109
4.88%, 10/31/2028 6,000,000 6,191,016
3.13%, 11/15/2028 5,000,000 4,867,969
1.50%, 11/30/2028 3,000,000 2,755,078
4.38%, 11/30/2028 3,000,000 3,046,641
1.38%, 12/31/2028 5,000,000 4,561,719
3.75%, 12/31/2028 3,000,000 2,982,305
1.75%, 1/31/2029 2,000,000 1,847,109
4.00%, 1/31/2029 4,000,000 4,010,938
2.63%, 2/15/2029 7,772,000 7,413,759
1.88%, 2/28/2029 4,000,000 3,705,938
2.38%, 3/31/2029 5,000,000 4,715,430
4.13%, 3/31/2029 3,000,000 3,021,914
2.88%, 4/30/2029 5,000,000 4,803,711
4.63%, 4/30/2029 6,000,000 6,156,328
2.38%, 5/15/2029 5,700,000 5,366,461
2.75%, 5/31/2029 3,500,000 3,342,910
4.50%, 5/31/2029 4,000,000 4,086,719
3.25%, 6/30/2029 11,000,000 10,707,813

80 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.25%, 6/30/2029 5,000,000 5,060,937
2.63%, 7/31/2029 9,500,000 9,008,672
4.00%, 7/31/2029 3,000,000 3,007,852
1.63%, 8/15/2029 3,000,000 2,727,188
3.13%, 8/31/2029 4,000,000 3,869,531
3.50%, 9/30/2029 5,650,000 5,547,373
3.88%, 9/30/2029 3,500,000 3,490,156
4.00%, 10/31/2029 (b) 5,500,000 5,512,246
4.13%, 10/31/2029 8,128,000 8,187,690
1.75%, 11/15/2029 4,000,000 3,637,031
3.88%, 11/30/2029 3,000,000 2,990,859
4.13%, 11/30/2029 (b) 3,000,000 3,023,203
3.88%, 12/31/2029 3,000,000 2,990,391
4.38%, 12/31/2029 2,678,000 2,726,643
3.50%, 1/31/2030 3,000,000 2,940,703
4.25%, 1/31/2030 5,212,000 5,278,779
1.50%, 2/15/2030 4,700,000 4,192,730
4.00%, 2/28/2030 3,700,000 3,708,383
3.63%, 3/31/2030 2,800,000 2,757,016
4.00%, 3/31/2030 4,861,000 4,870,874
3.50%, 4/30/2030 4,000,000 3,914,062
0.63%, 5/15/2030 7,300,000 6,176,199
3.75%, 5/31/2030 2,500,000 2,473,535
3.75%, 6/30/2030 3,000,000 2,966,719
4.00%, 7/31/2030 3,000,000 3,002,461
0.63%, 8/15/2030 7,000,000 5,871,523
4.13%, 8/31/2030 3,000,000 3,019,219
4.63%, 9/30/2030 (b) 2,500,000 2,577,148
4.88%, 10/31/2030 2,000,000 2,086,250
0.88%, 11/15/2030 8,400,000 7,088,812
4.38%, 11/30/2030 3,000,000 3,054,727
3.75%, 12/31/2030 3,000,000 2,959,219
4.00%, 1/31/2031 2,000,000 1,997,500
1.13%, 2/15/2031 9,000,000 7,660,547
4.25%, 2/28/2031 3,000,000 3,034,922
4.13%, 3/31/2031 4,000,000 4,019,844
4.63%, 4/30/2031 3,000,000 3,093,984
1.63%, 5/15/2031 5,500,000 4,786,504
4.63%, 5/31/2031 3,000,000 3,093,867
4.25%, 6/30/2031 4,000,000 4,044,219
4.13%, 7/31/2031 3,500,000 3,513,945
1.25%, 8/15/2031 9,500,000 8,014,512
3.63%, 9/30/2031 6,000,000 5,850,703
4.13%, 10/31/2031 3,550,000 3,561,371
1.38%, 11/15/2031 7,500,000 6,333,984
4.13%, 11/30/2031 11,000,000 11,034,805
4.50%, 12/31/2031 1,313,000 1,345,979
4.38%, 1/31/2032 1,735,000 1,765,634
1.88%, 2/15/2032 7,100,000 6,165,352
4.13%, 2/29/2032 3,605,000 3,614,576
4.13%, 3/31/2032 1,117,000 1,120,142
2.88%, 5/15/2032 8,800,000 8,141,375
2.75%, 8/15/2032 8,200,000 7,497,234
4.13%, 11/15/2032 4,900,000 4,907,273
3.50%, 2/15/2033 8,700,000 8,333,648
3.38%, 5/15/2033 7,500,000 7,104,199
3.88%, 8/15/2033 9,200,000 9,016,719
4.50%, 11/15/2033 9,000,000 9,215,156
4.00%, 2/15/2034 10,000,000 9,864,063
4.38%, 5/15/2034 9,500,000 9,628,398
3.88%, 8/15/2034 (b) 15,000,000 14,620,313
4.25%, 11/15/2034 (b) 9,290,000 9,317,580
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 2/15/2035 (b) 4,729,000 4,885,648
Total U.S. Treasury Obligations
(cost $1,093,784,289)
1,028,555,312
Repurchase Agreements 3.3%
Bank of America NA
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $20,002,422,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047;
total market value
$20,400,000. (h) 20,000,000 20,000,000
BNP Paribas Securities
Corp.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $49,005,962,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$49,980,001. (h) 49,000,000 49,000,000
BofA Securities, Inc.
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070;
total market value
$1,020,000. (h) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,095,309,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$1,117,079. (h) 1,095,176 1,095,176

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 81
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $2,001,688,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$2,040,001. (h) 2,000,000 2,000,000
Pershing LLC
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,000,483,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $4,080,000. (h) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $77,095,176)
77,095,176
Total Investments
(cost $2,548,664,594) — 102.2%
2,376,934,858
Liabilities in excess of other
assets — (2.2)% (51,981,449)
NET ASSETS — 100.0%
$ 2,324,953,409
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2025.
(b) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $280,658,300, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $77,095,176 and by $211,791,116 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/1/2025 - 2/15/2055, a total value of
$288,886,292.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $3,935,949 which represents 0.17% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2025.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2025.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $77,095,176.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

82 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 83
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,036,517 $ – $ 9,036,517
Commercial Mortgage-Backed Securities – 35,620,570 – 35,620,570
Corporate Bonds – 565,183,931 – 565,183,931
Foreign Government Securities – 35,228,626 – 35,228,626
Mortgage-Backed Securities – 577,481,705 – 577,481,705
Municipal Bonds – 11,844,857 – 11,844,857
Repurchase Agreements – 77,095,176 – 77,095,176
Supranational – 25,811,056 – 25,811,056
U.S. Government Agency Securities – 11,077,108 – 11,077,108
U.S. Treasury Obligations – 1,028,555,312 – 1,028,555,312
Total $ – $ 2,376,934,858 $ – $ 2,376,934,858
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

84 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks 97.6%
Shares Value ($)
AUSTRALIA 6.5%
Banks 2.0%
ANZ Group Holdings Ltd. 139,490 2,549,924
Commonwealth Bank of
Australia 78,341 7,444,411
National Australia Bank Ltd. 144,417 3,091,609
Westpac Banking Corp. 161,200 3,200,342
16,286,286
Beverages 0.0%
†
Treasury Wine Estates Ltd. 40,655 248,686
Broadline Retail 0.3%
Wesfarmers Ltd. 53,667 2,431,797
Capital Markets 0.3%
ASX Ltd. 9,714 397,212
Macquarie Group Ltd. 16,950 2,101,407
2,498,619
Commercial Services & Supplies 0.1%
Brambles Ltd. 65,904 829,044
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd. 63,619 777,858
Woolworths Group Ltd. 55,920 1,035,884
1,813,742
Diversified REITs 0.1%
GPT Group (The) 95,517 261,411
Stockland 107,651 331,383
592,794
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 182,369 480,794
Electric Utilities 0.1%
Origin Energy Ltd. 83,811 554,349
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 10,775 234,533
Gas Utilities 0.0%
†
APA Group 58,397 288,919
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 2,952 486,102
Health Care Providers & Services 0.0%
†
Sonic Healthcare Ltd. 20,581 331,955
Health Care Technology 0.0%
†
Pro Medicus Ltd. 2,842 359,158
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 26,434 1,067,532
Lottery Corp. Ltd. (The) 100,373 299,713
1,367,245
Industrial REITs 0.2%
Goodman Group 95,079 1,709,923
Insurance 0.3%
Insurance Australia Group
Ltd. 115,210 558,345
Medibank Pvt Ltd. 124,193 345,421
QBE Insurance Group Ltd. 70,799 975,252
Suncorp Group Ltd. 49,569 600,225
2,479,243
Interactive Media & Services 0.1%
CAR Group Ltd. 18,775 372,976
REA Group Ltd.(a) 2,383 330,006
702,982
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 1.7%
BHP Group Ltd. 237,528 5,760,697
BlueScope Steel Ltd. 19,787 264,508
Fortescue Ltd. 79,941 773,238
Glencore plc 487,504 1,793,350
Northern Star Resources Ltd. 52,386 604,883
Rio Tinto Ltd.(a) 17,265 1,255,435
Rio Tinto plc 52,930 3,164,286
South32 Ltd. 204,208 412,123
14,028,520
Oil, Gas & Consumable Fuels 0.2%
Santos Ltd. 156,135 652,468
Woodside Energy Group Ltd. 88,170 1,275,650
1,928,118
Passenger Airlines 0.0%
†
Qantas Airways Ltd. 34,552 197,039
Professional Services 0.1%
Computershare Ltd. 24,132 593,659
Retail REITs 0.1%
Scentre Group 234,576 492,353
Vicinity Ltd. 174,494 241,349
733,702
Software 0.1%
WiseTech Global Ltd. 8,421 433,366
Trading Companies & Distributors 0.1%
Reece Ltd.(a) 12,076 119,684
SGH Ltd. 9,177 287,090
406,774
Transportation Infrastructure 0.1%
Transurban Group 145,311 1,221,074
53,238,423
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 15,185 1,055,013
Electric Utilities 0.0%
†
Verbund AG 3,071 217,862
Oil, Gas & Consumable Fuels 0.1%
OMV AG 7,402 379,727
Paper & Forest Products 0.0%
†
Mondi plc 19,906 296,775
1,949,377
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 10,350 946,604
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 42,067 2,590,290
Chemicals 0.0%
†
Syensqo SA 3,342 228,662
Distributors 0.0%
†
D'ieteren Group 959 165,225
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,160 311,039
Sofina SA 771 197,235
508,274

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
BELGIUM
Food Products 0.0%
†
Lotus Bakeries NV 22 195,963
Insurance 0.1%
Ageas SA/NV 7,205 432,886
Pharmaceuticals 0.2%
UCB SA 5,990 1,056,419
6,124,323
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 7,467 226,084
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 19,587 427,837
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 178,500 722,626
Broadline Retail 0.4%
Prosus NV 63,510 2,962,804
Food Products 0.0%
†
Wilmar International Ltd. 86,194 213,908
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 116,500 203,404
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 69,000 187,551
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The) 48,708 115,959
4,406,252
DENMARK 2.4%
Air Freight & Logistics 0.2%
DSV A/S 9,617 1,861,553
Banks 0.1%
Danske Bank A/S 32,282 1,058,408
Beverages 0.1%
Carlsberg A/S, Class B 4,308 548,719
Biotechnology 0.1%
Genmab A/S* 3,007 587,039
Zealand Pharma A/S, Class
A* 2,883 216,984
804,023
Building Products 0.0%
†
ROCKWOOL A/S, Class B 457 189,670
Chemicals 0.1%
Novonesis (Novozymes) B,
Class B 16,585 966,552
Electrical Equipment 0.1%
Vestas Wind Systems A/S* 46,228 637,466
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 6,063 637,523
Demant A/S* 4,776 160,586
798,109
Common Stocks
Shares Value ($)
DENMARK
Independent Power and Renewable Electricity Producers
0.0%
†
Orsted A/S Reg. S*(b) 7,583 333,854
Insurance 0.1%
Tryg A/S 15,288 363,880
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 132 226,388
AP Moller - Maersk A/S,
Class B 205 358,701
585,089
Pharmaceuticals 1.3%
Novo Nordisk A/S, Class B 150,769 10,450,155
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 3,932 602,117
19,199,595
FINLAND 1.0%
Banks 0.2%
Nordea Bank Abp 148,325 1,896,733
Communications Equipment 0.2%
Nokia OYJ 249,309 1,314,725
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B(a) 12,317 252,043
Diversified Telecommunication Services 0.1%
Elisa OYJ 6,408 312,243
Electric Utilities 0.1%
Fortum OYJ(a) 20,231 331,668
Insurance 0.1%
Sampo OYJ, Class A 111,570 1,068,552
Machinery 0.2%
Kone OYJ, Class B 16,017 886,236
Metso Oyj(a) 31,446 325,315
Wartsila OYJ Abp 22,682 404,912
1,616,463
Oil, Gas & Consumable Fuels 0.0%
†
Neste OYJ(a) 19,078 175,775
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R(a) 29,496 279,893
UPM-Kymmene OYJ(a) 24,432 655,725
935,618
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 4,878 290,047
8,193,867
FRANCE 9.6%
Aerospace & Defense 1.3%
Airbus SE 27,817 4,904,779
Dassault Aviation SA 1,007 335,044
Safran SA 16,857 4,446,977
Thales SA 4,354 1,169,007
10,855,807
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 30,691 1,076,954

86 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0.1%
Renault SA 9,438 479,602
Banks 0.8%
BNP Paribas SA 47,644 3,967,921
Credit Agricole SA 50,409 916,363
Societe Generale SA 33,456 1,510,466
6,394,750
Beverages 0.1%
Pernod Ricard SA 9,515 945,135
Building Products 0.3%
Cie de Saint-Gobain SA 20,858 2,073,331
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 2,769 217,309
Chemicals 0.7%
Air Liquide SA 27,070 5,151,468
Arkema SA 2,538 193,731
5,345,199
Construction & Engineering 0.5%
Bouygues SA 9,579 377,728
Eiffage SA 3,315 386,565
Vinci SA 23,253 2,938,438
3,702,731
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 27,558 395,211
Diversified REITs 0.0%
†
Covivio SA 2,445 137,355
Diversified Telecommunication Services 0.1%
Orange SA 87,284 1,131,742
Electrical Equipment 0.2%
Legrand SA 12,187 1,290,411
Entertainment 0.0%
†
Bollore SE 31,600 185,262
Financial Services 0.1%
Edenred SE 11,052 360,628
Eurazeo SE 2,047 151,843
512,471
Food Products 0.3%
Danone SA 30,222 2,315,859
Health Care Equipment & Supplies 0.5%
BioMerieux 1,868 230,855
EssilorLuxottica SA 13,921 4,004,863
4,235,718
Hotels, Restaurants & Leisure 0.1%
Accor SA 8,789 401,241
FDJ UNITED Reg. S(b) 5,335 167,708
Sodexo SA 3,990 256,344
825,293
Insurance 0.4%
AXA SA 82,946 3,540,997
IT Services 0.1%
Capgemini SE 7,268 1,086,822
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,306 259,736
Machinery 0.0%
†
Alstom SA* 17,453 386,392
Common Stocks
Shares Value ($)
FRANCE
Media 0.1%
Publicis Groupe SA 10,695 1,007,742
Multi-Utilities 0.3%
Engie SA 84,558 1,647,680
Veolia Environnement SA 33,075 1,136,831
2,784,511
Office REITs 0.0%
†
Gecina SA 2,043 192,471
Oil, Gas & Consumable Fuels 0.8%
TotalEnergies SE 101,020 6,528,997
Personal Care Products 0.5%
L'Oreal SA 11,256 4,179,463
Pharmaceuticals 0.0%
†
Ipsen SA 1,701 196,006
Professional Services 0.1%
Bureau Veritas SA 14,327 433,164
Teleperformance SE 2,465 248,496
681,660
Retail REITs 0.1%
Klepierre SA 9,702 324,466
Unibail-Rodamco-Westfield 5,796 488,656
813,122
Software 0.2%
Dassault Systemes SE 31,627 1,205,240
Textiles, Apparel & Luxury Goods 1.6%
Hermes International SCA 1,483 3,886,167
Kering SA(a) 3,497 726,276
LVMH Moet Hennessy Louis
Vuitton SE 12,883 8,043,149
12,655,592
Trading Companies & Distributors 0.0%
†
Rexel SA 10,001 268,677
Transportation Infrastructure 0.1%
Aeroports de Paris SA 1,524 155,874
Getlink SE 13,641 236,393
392,267
78,299,835
GERMANY 9.7%
Aerospace & Defense 0.5%
MTU Aero Engines AG 2,545 881,464
Rheinmetall AG 2,039 2,924,349
3,805,813
Air Freight & Logistics 0.2%
Deutsche Post AG 44,959 1,919,007
Automobile Components 0.0%
†
Continental AG 4,961 346,766
Automobiles 0.6%
Bayerische Motoren Werke
AG 13,571 1,082,425
Bayerische Motoren Werke
AG (Preference) 2,524 188,193
Dr Ing hc F Porsche AG
(Preference)(b) 5,817 289,739
Mercedes-Benz Group AG 33,808 1,982,610
Porsche Automobil Holding
SE (Preference) 6,905 258,057
Volkswagen AG (Preference) 9,659 978,265
4,779,289

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
GERMANY
Banks 0.1%
Commerzbank AG 44,602 1,012,513
Capital Markets 0.6%
Deutsche Bank AG
(Registered) 87,312 2,061,971
Deutsche Boerse AG 8,771 2,585,119
4,647,090
Chemicals 0.4%
BASF SE 41,782 2,076,597
Covestro AG* 8,097 520,048
Evonik Industries AG 11,558 249,426
Symrise AG, Class A 6,374 660,166
3,506,237
Construction Materials 0.1%
Heidelberg Materials AG 6,425 1,099,343
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 163,404 6,050,624
Electrical Equipment 0.2%
Siemens Energy AG* 30,270 1,767,468
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 2,814 281,137
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG
Reg. S(b) 13,413 719,673
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 9,262 457,422
Fresenius SE & Co. KGaA* 20,081 856,068
1,313,490
Household Products 0.1%
Henkel AG & Co. KGaA 4,686 337,493
Henkel AG & Co. KGaA
(Preference) 7,633 606,816
944,309
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 29,783 1,063,753
Industrial Conglomerates 1.0%
Siemens AG (Registered) 35,578 8,162,617
Insurance 1.5%
Allianz SE (Registered) 18,078 6,892,437
Hannover Rueck SE 2,907 862,982
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 6,263 3,947,755
Talanx AG 2,911 304,504
12,007,678
Interactive Media & Services 0.1%
Scout24 SE Reg. S(b) 3,382 352,516
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 1,182 273,397
Machinery 0.2%
Daimler Truck Holding AG 22,267 895,125
GEA Group AG 7,686 465,005
Knorr-Bremse AG 3,271 296,335
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 229 189,744
1,846,209
Multi-Utilities 0.2%
E.ON SE 105,103 1,586,131
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered) 26,383 190,978
Personal Care Products 0.1%
Beiersdorf AG 4,762 616,459
Pharmaceuticals 0.2%
Bayer AG (Registered) 45,980 1,097,575
Merck KGaA 6,109 836,409
1,933,984
Real Estate Management & Development 0.2%
LEG Immobilien SE 3,320 235,016
Vonovia SE 34,660 935,105
1,170,121
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 61,135 2,018,965
Software 1.6%
Nemetschek SE 2,604 301,970
SAP SE 48,884 12,978,271
13,280,241
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 10,115 349,022
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 8,005 1,874,529
Puma SE 5,502 133,234
2,007,763
Trading Companies & Distributors 0.1%
Brenntag SE 5,860 378,612
79,431,205
HONG KONG 1.8%
Banks 0.1%
Hang Seng Bank Ltd. 34,000 461,958
Capital Markets 0.3%
Futu Holdings Ltd., ADR(a) 2,529 258,843
Hong Kong Exchanges &
Clearing Ltd. 54,000 2,402,195
2,661,038
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 170,220 227,740
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 32,000 191,643
CLP Holdings Ltd. 79,000 643,964
Power Assets Holdings Ltd. 69,000 413,199
1,248,806
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 376,045 345,777
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 505,266 435,189
Ground Transportation 0.0%
†
MTR Corp. Ltd.(a) 70,000 229,740

88 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 8,200 346,607
Swire Pacific Ltd., Class A 21,500 189,537
536,144
Insurance 0.6%
AIA Group Ltd. 505,200 3,818,914
Prudential plc 125,908 1,358,412
5,177,326
Machinery 0.1%
Techtronic Industries Co. Ltd. 65,000 782,852
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd. 87,016 353,426
Henderson Land
Development Co. Ltd. 76,775 221,605
Hongkong Land Holdings
Ltd. 49,800 215,737
Sino Land Co. Ltd. 205,000 205,326
Sun Hung Kai Properties Ltd. 66,500 631,255
Wharf Real Estate
Investment Co. Ltd. 73,500 178,999
1,806,348
Retail REITs 0.1%
Link REIT 124,940 586,935
14,499,853
IRELAND 0.4%
Banks 0.1%
AIB Group plc 94,513 613,512
Bank of Ireland Group plc 48,692 576,238
1,189,750
Building Products 0.1%
Kingspan Group plc 7,457 603,078
Food Products 0.1%
Kerry Group plc, Class A 6,905 723,896
Trading Companies & Distributors 0.1%
AerCap Holdings NV 9,167 936,592
3,453,316
ISRAEL 0.8%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,326 508,755
Banks 0.3%
Bank Hapoalim BM 57,009 772,243
Bank Leumi Le-Israel BM 67,995 913,986
Israel Discount Bank Ltd.,
Class A 55,784 387,627
Mizrahi Tefahot Bank Ltd. 6,991 313,902
2,387,758
Broadline Retail 0.0%
†
Global-e Online Ltd.* 4,518 161,066
Chemicals 0.0%
†
ICL Group Ltd. 37,571 212,649
IT Services 0.1%
Wix.com Ltd.* 2,581 421,684
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 51,089 785,238
Common Stocks
Shares Value ($)
ISRAEL
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 2,116 142,582
Semiconductors & Semiconductor Equipment 0.0%
†
Nova Ltd.* 1,333 247,962
Software 0.2%
Check Point Software
Technologies Ltd.* 4,028 918,062
Nice Ltd.* 3,126 480,878
1,398,940
6,266,634
ITALY 2.9%
Aerospace & Defense 0.1%
Leonardo SpA 19,276 940,786
Automobiles 0.3%
Ferrari NV 5,856 2,497,712
Banks 1.1%
Banco BPM SpA 62,069 631,147
BPER Banca SpA 44,876 352,042
FinecoBank Banca Fineco
SpA 27,553 545,885
Intesa Sanpaolo SpA 708,438 3,647,362
Mediobanca Banca di
Credito Finanziario SpA(a) 22,537 423,195
UniCredit SpA 65,365 3,668,769
9,268,400
Beverages 0.1%
Coca-Cola HBC AG 10,755 486,999
Davide Campari-Milano
NV(a) 31,663 185,898
672,897
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 17,414 184,380
Telecom Italia SpA*(a) 522,046 176,510
360,890
Electric Utilities 0.5%
Enel SpA 380,752 3,088,566
Terna - Rete Elettrica
Nazionale 63,449 574,305
3,662,871
Electrical Equipment 0.1%
Prysmian SpA 13,336 732,034
Financial Services 0.0%
†
Nexi SpA Reg. S*(a)(b) 22,305 118,773
Gas Utilities 0.1%
Snam SpA(a) 90,936 471,763
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 929 92,013
Health Care Providers & Services 0.0%
†
Amplifon SpA(a) 6,709 135,683
Insurance 0.3%
Generali(a) 43,666 1,534,112
Poste Italiane SpA Reg. S(b) 20,615 367,261
Unipol Assicurazioni SpA 17,795 284,597
2,185,970
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 100,536 1,552,725

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 5,365 304,009
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 10,693 660,742
23,657,268
JAPAN 21.2%
Air Freight & Logistics 0.0%
†
SG Holdings Co. Ltd.(a) 16,300 162,657
Automobile Components 0.4%
Aisin Corp. 26,300 286,194
Bridgestone Corp.(a) 26,700 1,072,307
Denso Corp. 88,400 1,096,774
Sumitomo Electric Industries
Ltd. 34,600 577,423
3,032,698
Automobiles 1.5%
Honda Motor Co. Ltd.(a) 211,100 1,915,247
Isuzu Motors Ltd. 25,400 344,012
Nissan Motor Co. Ltd.* 100,500 255,221
Subaru Corp. 26,400 470,032
Suzuki Motor Corp. 74,100 903,469
Toyota Motor Corp. 443,670 7,825,678
Yamaha Motor Co. Ltd. 41,700 333,242
12,046,901
Banks 2.2%
Chiba Bank Ltd. (The)(a) 25,700 241,300
Concordia Financial Group
Ltd. 53,500 352,625
Japan Post Bank Co. Ltd.(a) 84,600 854,428
Mitsubishi UFJ Financial
Group, Inc. 536,667 7,247,814
Mizuho Financial Group, Inc. 113,351 3,087,168
Resona Holdings, Inc. 99,200 858,601
Sumitomo Mitsui Financial
Group, Inc. 174,559 4,454,020
Sumitomo Mitsui Trust
Group, Inc. 30,880 770,565
17,866,521
Beverages 0.2%
Asahi Group Holdings Ltd. 68,500 875,910
Kirin Holdings Co. Ltd. 35,000 485,193
Suntory Beverage & Food
Ltd. 6,100 200,956
1,562,059
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 17,200 470,818
Rakuten Group, Inc.* 74,600 426,904
897,722
Building Products 0.2%
AGC, Inc. 8,800 267,673
Daikin Industries Ltd. 12,300 1,335,379
1,603,052
Capital Markets 0.3%
Daiwa Securities Group, Inc. 60,200 401,653
Japan Exchange Group, Inc. 48,700 498,965
Nomura Holdings, Inc. 135,600 831,320
SBI Holdings, Inc. 13,690 367,163
2,099,101
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0.6%
Asahi Kasei Corp. 56,600 396,226
Mitsubishi Chemical Group
Corp. 61,100 301,559
Nippon Paint Holdings Co.
Ltd. 47,200 354,011
Nippon Sanso Holdings
Corp.(a) 7,800 235,702
Nitto Denko Corp. 34,100 628,481
Shin-Etsu Chemical Co. Ltd. 83,900 2,390,364
Toray Industries, Inc.(a) 68,600 468,461
4,774,804
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 17,500 248,368
Secom Co. Ltd. 20,100 684,349
TOPPAN Holdings, Inc. 10,800 295,034
1,227,751
Construction & Engineering 0.1%
Kajima Corp.(a) 17,900 365,488
Obayashi Corp. 29,300 389,543
Taisei Corp.(a) 7,400 327,510
1,082,541
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd.(a) 31,200 781,766
Kobe Bussan Co. Ltd. 7,700 180,926
MatsukiyoCocokara & Co. 15,000 234,762
Seven & i Holdings Co. Ltd. 102,300 1,486,717
2,684,171
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 1,387,700 1,340,362
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 29,100 315,621
Kansai Electric Power Co.,
Inc. (The) 45,100 533,284
848,905
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 6,000 254,799
Fujikura Ltd. 11,300 415,259
Mitsubishi Electric Corp. 88,300 1,612,220
Nidec Corp.(a) 39,800 666,422
2,948,700
Electronic Equipment, Instruments & Components 0.9%
Keyence Corp. 9,144 3,589,087
Kyocera Corp.(a) 61,500 693,058
Murata Manufacturing Co.
Ltd. 78,700 1,223,598
Omron Corp. 7,900 222,565
Shimadzu Corp. 12,000 300,134
TDK Corp. 91,500 955,169
Yokogawa Electric Corp. 10,300 200,057
7,183,668
Entertainment 0.6%
Capcom Co. Ltd. 15,600 384,658
Konami Group Corp. 4,900 578,753
Nexon Co. Ltd. 15,200 207,766
Nintendo Co. Ltd. 51,700 3,526,428
Toho Co. Ltd. 5,000 248,262
4,945,867

90 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0.2%
Mitsubishi HC Capital, Inc.(a) 39,700 267,045
ORIX Corp. 54,000 1,117,221
1,384,266
Food Products 0.2%
Ajinomoto Co., Inc. 41,800 826,736
Kikkoman Corp.(a) 30,600 294,620
MEIJI Holdings Co. Ltd. 10,560 228,561
Nissin Foods Holdings Co.
Ltd.(a) 9,000 183,264
Yakult Honsha Co. Ltd.(a) 11,500 218,368
1,751,549
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 16,400 371,374
Tokyo Gas Co. Ltd. 16,600 527,716
899,090
Ground Transportation 0.3%
Central Japan Railway Co. 36,900 702,790
East Japan Railway Co. 43,028 848,275
Hankyu Hanshin Holdings,
Inc. 11,200 300,701
Tokyo Metro Co. Ltd.(a) 13,300 161,511
Tokyu Corp.(a) 24,000 270,146
West Japan Railway Co.(a) 21,800 425,051
2,708,474
Health Care Equipment & Supplies 0.5%
Hoya Corp. 16,500 1,861,272
Olympus Corp. 53,100 697,450
Sysmex Corp. 22,700 431,866
Terumo Corp. 62,800 1,179,063
4,169,651
Health Care Technology 0.0%
†
M3, Inc.*(a) 19,900 227,866
Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd.(a) 51,200 1,007,548
Zensho Holdings Co. Ltd.(a) 4,300 230,626
1,238,174
Household Durables 1.1%
Panasonic Holdings Corp. 108,400 1,298,515
Sekisui House Ltd. 28,700 641,860
Sony Group Corp. 287,900 7,333,244
9,273,619
Household Products 0.0%
†
Unicharm Corp. 50,400 400,885
Industrial Conglomerates 0.7%
Hikari Tsushin, Inc.(a) 900 232,002
Hitachi Ltd. 217,100 5,026,099
Sekisui Chemical Co. Ltd. 19,100 325,471
5,583,572
Insurance 1.1%
Dai-ichi Life Holdings, Inc. 168,800 1,285,047
Japan Post Holdings Co. Ltd. 90,500 904,032
Japan Post Insurance Co.
Ltd.(a) 10,000 202,823
MS&AD Insurance Group
Holdings, Inc. 60,023 1,300,225
Sompo Holdings, Inc.(a) 41,550 1,259,534
T&D Holdings, Inc. 22,400 477,137
Tokio Marine Holdings, Inc. 83,300 3,212,682
8,641,480
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services 0.0%
†
LY Corp.(a) 129,000 436,203
IT Services 0.6%
Fujitsu Ltd. 82,700 1,644,049
NEC Corp. 58,500 1,241,511
Nomura Research Institute
Ltd.(a) 18,215 591,109
NTT Data Group Corp.(a) 28,900 522,350
Obic Co. Ltd. 14,600 421,266
Otsuka Corp. 10,300 223,170
SCSK Corp. 7,700 190,012
TIS, Inc.(a) 9,600 265,143
5,098,610
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 28,000 938,484
Shimano, Inc. 3,400 477,226
1,415,710
Machinery 1.1%
Daifuku Co. Ltd. 14,600 356,257
FANUC Corp. 43,900 1,198,092
Hoshizaki Corp. 5,800 223,693
Komatsu Ltd. 42,800 1,242,000
Kubota Corp. 45,600 559,864
Makita Corp. 10,700 355,112
MINEBEA MITSUMI, Inc.(a) 18,000 262,825
Mitsubishi Heavy Industries
Ltd. 150,400 2,570,187
SMC Corp.(a) 2,800 996,333
Toyota Industries Corp. 7,800 665,681
Yaskawa Electric Corp. 10,200 255,875
8,685,919
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 16,400 221,633
Mitsui OSK Lines Ltd.(a) 16,600 575,915
Nippon Yusen KK(a) 20,900 688,159
1,485,707
Media 0.0%
†
Dentsu Group, Inc.(a) 9,001 198,166
Metals & Mining 0.2%
JFE Holdings, Inc.(a) 26,000 318,072
Nippon Steel Corp. 44,244 944,504
Sumitomo Metal Mining Co.
Ltd.(a) 11,100 241,206
1,503,782
Office REITs 0.0%
†
Nippon Building Fund, Inc. 341 289,654
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 130,739 685,900
Idemitsu Kosan Co. Ltd.(a) 40,780 287,281
Inpex Corp. 39,700 546,369
1,519,550
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 7,700 141,862
Japan Airlines Co. Ltd. 6,286 107,355
249,217
Personal Care Products 0.2%
Kao Corp. 22,000 950,693
Shiseido Co. Ltd. 18,000 340,296
1,290,989

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1.1%
Astellas Pharma, Inc.(a) 85,800 829,097
Chugai Pharmaceutical Co.
Ltd. 31,100 1,420,459
Daiichi Sankyo Co. Ltd. 82,500 1,935,937
Eisai Co. Ltd.(a) 12,800 355,118
Kyowa Kirin Co. Ltd. 12,500 181,275
Ono Pharmaceutical Co. Ltd.
(a) 19,100 205,061
Otsuka Holdings Co. Ltd. 21,000 1,090,051
Shionogi & Co. Ltd. 34,100 514,081
Takeda Pharmaceutical Co.
Ltd.(a) 74,549 2,213,936
8,745,015
Professional Services 0.4%
Recruit Holdings Co. Ltd. 65,700 3,413,137
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 2,900 296,603
Daiwa House Industry Co.
Ltd. 26,800 885,918
Hulic Co. Ltd. 20,200 193,842
Mitsubishi Estate Co. Ltd. 48,700 794,794
Mitsui Fudosan Co. Ltd. 125,200 1,117,737
Sumitomo Realty &
Development Co. Ltd. 14,000 525,319
3,814,213
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp.(a) 36,000 1,601,282
Disco Corp. 4,400 905,916
Lasertec Corp. 3,600 308,820
Renesas Electronics Corp. 78,200 1,062,227
SCREEN Holdings Co. Ltd.
(a) 3,700 241,187
Tokyo Electron Ltd. 20,800 2,836,302
6,955,734
Software 0.1%
Oracle Corp. Japan 2,100 220,831
Trend Micro, Inc. 5,700 383,454
604,285
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 9,000 2,687,653
Nitori Holdings Co. Ltd. 3,600 356,441
ZOZO, Inc.(a) 20,700 198,868
3,242,962
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc.(a) 43,300 1,350,120
FUJIFILM Holdings Corp. 52,500 1,005,081
Ricoh Co. Ltd.(a) 23,500 248,531
Seiko Epson Corp. 13,000 207,802
2,811,534
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 30,800 654,134
Tobacco 0.2%
Japan Tobacco, Inc. 55,700 1,529,614
Trading Companies & Distributors 1.3%
ITOCHU Corp.(a) 55,600 2,568,643
Marubeni Corp. 66,900 1,068,920
Mitsubishi Corp. 160,100 2,815,761
Mitsui & Co. Ltd. 118,200 2,221,640
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
MonotaRO Co. Ltd. 11,300 211,030
Sumitomo Corp.(a) 51,000 1,145,695
Toyota Tsusho Corp. 28,700 479,433
10,511,122
Wireless Telecommunication Services 0.8%
KDDI Corp. 143,600 2,266,171
SoftBank Corp. 1,346,200 1,876,040
SoftBank Group Corp. 44,700 2,261,932
6,404,143
173,445,506
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 7,505 188,842
LUXEMBOURG 0.1%
Capital Markets 0.0%
†
CVC Capital Partners plc*(b) 9,587 190,532
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE(a) 6,092 324,609
Metals & Mining 0.1%
ArcelorMittal SA 22,503 649,953
1,165,094
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 99,000 388,816
Sands China Ltd.* 119,900 241,462
630,278
NETHERLANDS 3.9%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 22,781 479,798
ING Groep NV 146,706 2,872,007
3,351,805
Beverages 0.2%
Heineken Holding NV 5,845 424,382
Heineken NV 13,184 1,076,691
1,501,073
Biotechnology 0.2%
Argenx SE* 2,828 1,670,142
Capital Markets 0.1%
Euronext NV Reg. S(b) 3,843 556,565
Chemicals 0.1%
Akzo Nobel NV 7,701 474,777
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 43,092 1,611,025
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 178,020 753,683
Entertainment 0.1%
Universal Music Group NV(a) 38,521 1,061,704
Financial Services 0.2%
Adyen NV Reg. S*(b) 1,032 1,577,414
EXOR NV 4,484 408,015
1,985,429
Food Products 0.0%
†
JDE Peet's NV 7,821 171,861

92 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 37,568 954,479
Insurance 0.2%
Aegon Ltd. 60,889 400,496
ASR Nederland NV 7,909 455,246
NN Group NV 13,006 723,911
1,579,653
Professional Services 0.2%
Randstad NV(a) 4,894 203,579
Wolters Kluwer NV 11,234 1,744,931
1,948,510
Semiconductors & Semiconductor Equipment 1.7%
ASM International NV 2,118 970,421
ASML Holding NV 18,437 12,199,713
BE Semiconductor Industries
NV 3,807 395,445
13,565,579
Trading Companies & Distributors 0.1%
IMCD NV(a) 2,831 376,817
31,563,102
NEW ZEALAND 0.3%
Electric Utilities 0.0%
†
Contact Energy Ltd. 41,765 217,081
Financial Services 0.0%
†
Infratil Ltd. 41,407 244,469
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 26,432 504,579
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 58,778 187,078
Software 0.1%
Xero Ltd.* 6,894 673,999
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 75,837 352,067
2,179,273
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 3,967 581,626
Banks 0.1%
DNB Bank ASA 42,121 1,107,874
Diversified Telecommunication Services 0.0%
†
Telenor ASA 27,768 396,697
Food Products 0.1%
Mowi ASA 23,194 432,052
Orkla ASA 31,612 347,038
Salmar ASA 3,470 166,828
945,918
Insurance 0.0%
†
Gjensidige Forsikring ASA 10,155 233,636
Metals & Mining 0.1%
Norsk Hydro ASA 70,182 409,338
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 14,251 337,671
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels
Equinor ASA 37,783 1,000,595
1,338,266
5,013,355
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 10,657 156,839
PORTUGAL 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 12,770 271,263
Electric Utilities 0.1%
EDP SA 143,646 485,621
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 20,958 368,532
1,125,416
SINGAPORE 1.7%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 70,400 354,257
Banks 0.8%
DBS Group Holdings Ltd. 93,600 3,212,301
Oversea-Chinese Banking
Corp. Ltd. 155,900 1,992,296
United Overseas Bank Ltd. 59,100 1,664,503
6,869,100
Capital Markets 0.1%
Singapore Exchange Ltd. 38,400 382,286
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 351,350 890,810
Entertainment 0.3%
Sea Ltd., ADR* 17,146 2,237,382
Ground Transportation 0.1%
Grab Holdings Ltd., Class A* 105,523 478,019
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 322,496 178,525
Industrial Conglomerates 0.0%
†
Keppel Ltd. 65,700 336,045
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 168,507 333,750
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 47,200 220,531
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 67,114 338,420
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 105,597 214,381
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 290,605 452,514
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 32,457 710,459
13,996,479

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 59,995 1,684,200
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 9,502 225,476
SPAIN 3.0%
Banks 1.3%
Banco Bilbao Vizcaya
Argentaria SA 269,801 3,677,726
Banco de Sabadell SA 259,638 730,959
Banco Santander SA 709,345 4,777,763
CaixaBank SA 185,921 1,447,042
10,633,490
Biotechnology 0.0%
†
Grifols SA* 13,372 119,136
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 8,040 458,582
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 25,031 888,510
Telefonica SA(a) 188,104 885,133
1,773,643
Electric Utilities 0.7%
Acciona SA(a) 1,238 162,116
Endesa SA 14,324 379,340
Iberdrola SA 272,764 4,409,616
Redeia Corp. SA 18,192 365,320
5,316,392
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 21,142 1,620,178
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 15,563 129,800
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 53,298 708,197
Specialty Retail 0.3%
Industria de Diseno Textil SA 51,066 2,547,285
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 3,557 833,802
24,140,505
SWEDEN 3.1%
Aerospace & Defense 0.1%
Saab AB, Class B 14,445 567,513
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A*(a) 74,287 1,218,034
Svenska Handelsbanken AB,
Class A(a) 68,947 778,394
Swedbank AB, Class A(a) 39,918 908,076
2,904,504
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 8,830 252,871
Building Products 0.2%
Assa Abloy AB, Class B 47,189 1,417,965
Common Stocks
Shares Value ($)
SWEDEN
Building Products
Nibe Industrier AB, Class
B(a) 68,296 260,387
1,678,352
Capital Markets 0.1%
EQT AB(a) 18,038 551,464
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 22,178 313,722
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B(a) 130,098 1,009,241
Construction & Engineering 0.0%
†
Skanska AB, Class B* 17,042 376,686
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 106,393 383,934
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 97,048 1,039,906
Financial Services 0.4%
Industrivarden AB, Class A 5,481 201,667
Industrivarden AB, Class
C(a) 7,238 266,177
Investor AB, Class B 81,027 2,418,626
L E Lundbergforetagen AB,
Class B 3,933 197,359
3,083,829
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 7,642 570,063
Household Products 0.1%
Essity AB, Class B(a) 29,370 834,762
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 6,530 178,058
Lifco AB, Class B(a) 10,512 372,116
550,174
Machinery 1.1%
Alfa Laval AB 13,956 597,640
Atlas Copco AB, Class A 125,809 2,015,782
Atlas Copco AB, Class B 73,043 1,029,931
Epiroc AB, Class A 29,719 600,280
Epiroc AB, Class B 17,586 310,690
Indutrade AB(a) 12,322 342,398
Sandvik AB 48,808 1,029,635
SKF AB, Class B*(a) 15,373 312,164
Trelleborg AB, Class B(a) 10,628 396,458
Volvo AB, Class B*(a) 74,362 2,186,953
8,821,931
Metals & Mining 0.0%
†
Boliden AB 12,334 403,841
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 3,882 153,880
Svenska Cellulosa AB SCA,
Class B* 27,349 360,482
514,362
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 35,313 221,082
Sagax AB, Class B(a) 9,910 207,843
428,925

94 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B(a) 25,545 337,241
Trading Companies & Distributors 0.1%
AddTech AB, Class B 13,047 382,465
Beijer Ref AB, Class B(a) 17,357 243,571
626,036
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 24,651 332,343
25,581,700
SWITZERLAND 4.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,358 148,127
Building Products 0.1%
Geberit AG (Registered) 1,578 985,206
Capital Markets 0.8%
Julius Baer Group Ltd. 9,883 682,658
Partners Group Holding AG 1,077 1,528,283
UBS Group AG (Registered) 153,970 4,717,889
6,928,830
Chemicals 0.6%
DSM-Firmenich AG 8,769 869,072
EMS-Chemie Holding AG
(Registered)(a) 316 214,664
Givaudan SA (Registered)(a) 434 1,865,004
Sika AG (Registered) 7,189 1,741,361
4,690,101
Containers & Packaging 0.0%
†
SIG Group AG(a) 13,791 254,839
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,239 713,379
Electric Utilities 0.0%
†
BKW AG 1,062 186,348
Electrical Equipment 0.5%
ABB Ltd. (Registered) 74,037 3,831,505
Food Products 0.2%
Barry Callebaut AG
(Registered)(a) 161 213,543
Chocoladefabriken Lindt &
Spruengli AG(a) 44 593,868
Chocoladefabriken Lindt &
Spruengli AG (Registered) 6 786,174
1,593,585
Health Care Equipment & Supplies 0.2%
Sonova Holding AG
(Registered) 2,320 676,286
Straumann Holding AG
(Registered)(a) 5,326 643,241
1,319,527
Insurance 0.8%
Baloise Holding AG
(Registered) 1,962 411,894
Helvetia Holding AG
(Registered) 1,674 347,150
Swiss Life Holding AG
(Registered) 1,341 1,221,491
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 6,851 4,778,814
6,759,349
Life Sciences Tools & Services 0.2%
Lonza Group AG
(Registered) 3,383 2,082,152
Machinery 0.2%
Schindler Holding AG 1,836 573,600
Schindler Holding AG
(Registered) 1,059 320,210
VAT Group AG Reg. S(b) 1,218 440,133
1,333,943
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 2,178 504,290
Pharmaceuticals 0.1%
Galderma Group AG* 4,081 434,387
Sandoz Group AG 19,341 813,553
1,247,940
Professional Services 0.1%
SGS SA (Registered) 7,207 715,393
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 3,838 471,322
Software 0.0%
†
Temenos AG (Registered) 2,542 197,357
Specialty Retail 0.0%
†
Avolta AG 3,999 174,976
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 7,244 616,077
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 25,166 4,394,628
Swatch Group AG (The)(a) 1,305 225,382
4,620,010
39,374,256
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.1%
Aerospace & Defense 0.9%
BAE Systems plc 140,040 2,833,773
Melrose Industries plc 58,155 358,403
Rolls-Royce Holdings plc* 398,146 3,849,498
7,041,674
Banks 2.2%
Barclays plc 676,242 2,539,354
HSBC Holdings plc 836,707 9,487,162
Lloyds Banking Group plc 2,837,710 2,654,882
NatWest Group plc 358,204 2,098,662
Standard Chartered plc 97,292 1,441,966
18,222,026
Beverages 0.4%
Coca-Cola Europacific
Partners plc(a) 9,794 852,372
Diageo plc 104,817 2,734,339
3,586,711

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED KINGDOM
Broadline Retail 0.1%
Next plc 5,689 819,003
Capital Markets 0.7%
3i Group plc 45,343 2,124,089
London Stock Exchange
Group plc 22,437 3,327,224
Schroders plc 42,578 192,640
5,643,953
Chemicals 0.0%
†
Croda International plc 5,982 226,699
Commercial Services & Supplies 0.1%
Rentokil Initial plc 113,846 514,479
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc 79,727 242,472
Marks & Spencer Group plc 92,492 425,635
Tesco plc 317,492 1,363,991
2,032,098
Diversified Consumer Services 0.1%
Pearson plc 27,038 427,227
Diversified REITs 0.0%
†
Land Securities Group plc 31,913 226,791
Diversified Telecommunication Services 0.1%
BT Group plc(a) 312,348 670,721
Electric Utilities 0.1%
SSE plc 50,514 1,039,497
Electronic Equipment, Instruments & Components 0.1%
Halma plc 18,253 610,470
Financial Services 0.1%
M&G plc 113,560 292,763
Wise plc, Class A* 30,045 367,941
660,704
Food Products 0.0%
†
Associated British Foods plc 15,055 372,377
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 39,430 554,591
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 79,463 2,623,504
Entain plc 27,388 206,367
InterContinental Hotels
Group plc 7,505 807,722
Whitbread plc 8,075 256,783
3,894,376
Household Durables 0.0%
†
Barratt Redrow plc 62,158 341,797
Household Products 0.3%
Reckitt Benckiser Group plc 32,381 2,188,151
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 121,016 684,041
DCC plc 4,459 297,690
Smiths Group plc 15,538 389,161
1,370,892
Industrial REITs 0.1%
Segro plc 62,546 558,214
Insurance 0.3%
Admiral Group plc 11,741 433,865
Aviva plc 120,013 864,875
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Legal & General Group plc 278,992 880,147
Phoenix Group Holdings plc 31,252 231,700
2,410,587
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(b) 40,354 389,326
Machinery 0.0%
†
Spirax Group plc 3,320 267,380
Media 0.1%
Informa plc 63,783 638,040
WPP plc 53,660 405,502
1,043,542
Multi-Utilities 0.4%
Centrica plc 232,536 449,371
National Grid plc 229,021 2,983,748
3,433,119
Personal Care Products 0.8%
Unilever plc 116,002 6,910,672
Pharmaceuticals 1.3%
AstraZeneca plc 72,587 10,608,209
Professional Services 0.6%
Intertek Group plc 7,901 511,588
RELX plc 87,058 4,373,032
4,884,620
Software 0.1%
Sage Group plc (The) 45,890 716,868
Specialty Retail 0.0%
†
JD Sports Fashion plc 130,275 114,568
Kingfisher plc 81,429 267,996
382,564
Tobacco 0.6%
British American Tobacco plc 93,040 3,835,775
Imperial Brands plc 37,316 1,379,980
5,215,755
Trading Companies & Distributors 0.2%
Ashtead Group plc 20,374 1,100,262
Bunzl plc 15,150 580,475
1,680,737
Water Utilities 0.1%
Severn Trent plc 13,502 442,027
United Utilities Group plc 30,750 401,019
843,046
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,001,913 937,597
90,726,473
UNITED STATES 10.7%
Automobiles 0.1%
Stellantis NV 95,955 1,074,520
Biotechnology 0.4%
CSL Ltd. 22,668 3,546,327
Construction & Engineering 0.1%
Ferrovial SE 22,348 1,000,333
Construction Materials 0.4%
Holcim AG 24,400 2,624,789
James Hardie Industries plc
CHDI* 19,675 466,746
3,091,535

96 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 0.7%
Schneider Electric SE 25,600 5,925,963
Energy Equipment & Services 0.1%
Tenaris SA 20,460 399,738
Entertainment 0.5%
Spotify Technology SA*(a) 7,211 3,966,266
Food Products 1.5%
Nestle SA (Registered) 122,652 12,403,489
Health Care Equipment & Supplies 0.3%
Alcon AG 23,411 2,210,168
Insurance 0.3%
Swiss Re AG 14,120 2,396,811
Life Sciences Tools & Services 0.1%
QIAGEN NV* 10,750 426,613
Oil, Gas & Consumable Fuels 1.8%
BP plc 754,710 4,256,809
Shell plc 285,345 10,385,229
14,642,038
Pharmaceuticals 4.1%
GSK plc 194,049 3,706,123
Haleon plc 423,911 2,145,596
Novartis AG (Registered) 92,267 10,263,557
Roche Holding AG 34,333 11,315,338
Sanofi SA 53,218 5,897,082
33,327,696
Professional Services 0.2%
Experian plc 43,140 1,999,430
Software 0.1%
CyberArk Software Ltd.*(a) 2,260 763,880
Monday.com Ltd.* 1,712 416,290
1,180,170
87,591,097
Total Common Stocks
(cost $411,983,045) 798,161,760
Repurchase Agreements 3.0%
Principal
Amount ($)
Bank of America
NA, 4.36%, dated
3/31/2025, due
4/1/2025, repurchase
price $8,000,969,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047;
total market value
$8,160,000.(c) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 4.38%, dated
3/31/2025, due
4/1/2025, repurchase
price $11,001,338,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$11,220,000.(c) 11,000,000 11,000,000
Cantor Fitzgerald &
Co., 4.38%, dated
3/31/2025, due
4/1/2025, repurchase
price $703,554,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$717,537.(c) 703,468 703,468
ING Financial Services
LLC, 4.34%, dated
3/31/2025, due
4/7/2025, repurchase
price $1,000,844,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$1,020,001.(c) 1,000,000 1,000,000
Pershing LLC, 4.35%,
dated 3/31/2025, due
4/1/2025, repurchase
price $4,000,483,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
4/1/2025 - 3/20/2075;
total market value
$4,080,000.(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $24,703,468) 24,703,468
Total Investments
(cost $436,686,513) — 100.6% 822,865,228
Liabilities in excess of other assets
— (0.6)% (5,034,507)
NET ASSETS — 100.0%
$ 817,830,721

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 97
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $50,550,982, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $24,703,468 and by $29,066,020 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/24/2025 - 2/15/2055, a total value of
$53,769,488.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $9,597,631 which represents 1.17% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $24,703,468.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 87 6/2025 EUR 4,881,453 (144,568)
FTSE 100 Index 28 6/2025 GBP 3,107,640 (25,495)
Nikkei 225 Index 21 6/2025 JPY 2,498,817 (88,961)
SPI 200 Index 12 6/2025 AUD 1,476,583 (10,942)
Net contracts (269,966)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

98 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 99
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 24,656,233 $ – $ 24,656,233
Air Freight & Logistics – 4,100,056 – 4,100,056
Automobile Components – 4,456,418 – 4,456,418
Automobiles – 20,878,024 – 20,878,024
Banks – 103,784,247 – 103,784,247
Beverages 852,372 10,803,198 – 11,655,570
Biotechnology – 6,392,499 – 6,392,499
Broadline Retail 161,067 7,111,325 – 7,272,392
Building Products – 7,132,688 – 7,132,688
Capital Markets 258,843 26,117,944 – 26,376,787
Chemicals – 20,651,763 – 20,651,763
Commercial Services & Supplies – 2,884,995 – 2,884,995
Communications Equipment – 2,323,966 – 2,323,966
Construction & Engineering – 6,620,873 – 6,620,873
Construction Materials – 4,190,878 – 4,190,878
Consumer Staples Distribution & Retail – 9,059,555 – 9,059,555
Containers & Packaging – 254,839 – 254,839
Distributors – 165,225 – 165,225
Diversified Consumer Services – 427,227 – 427,227
Diversified REITs – 956,940 – 956,940
Diversified Telecommunication Services – 15,487,261 – 15,487,261
Electric Utilities – 14,109,398 – 14,109,398
Electrical Equipment – 17,133,549 – 17,133,549
Electronic Equipment, Instruments &
Components – 8,834,043 – 8,834,043
Energy Equipment & Services – 399,738 – 399,738
Entertainment 6,203,647 6,473,970 – 12,677,617
Financial Services – 8,732,748 – 8,732,748
Food Products – 21,034,181 – 21,034,181
Gas Utilities – 2,094,962 – 2,094,962
Ground Transportation 478,019 2,938,214 – 3,416,233
Health Care Equipment & Supplies – 16,044,610 – 16,044,610
Health Care Providers & Services – 1,781,127 – 1,781,127
Health Care Technology – 587,024 – 587,024
Hotels, Restaurants & Leisure – 10,549,608 – 10,549,608
Household Durables – 9,615,416 – 9,615,416
Household Products – 4,368,106 – 4,368,106
Independent Power and Renewable
Electricity Producers – 1,714,485 – 1,714,485
Industrial Conglomerates – 16,539,444 – 16,539,444
Industrial REITs – 2,601,886 – 2,601,886
Insurance – 49,278,048 – 49,278,048
Interactive Media & Services – 1,881,028 – 1,881,028
IT Services 421,684 6,185,432 – 6,607,116
Leisure Products – 1,415,710 – 1,415,710
Life Sciences Tools & Services – 3,366,508 – 3,366,508
Machinery – 23,944,493 – 23,944,493
Marine Transportation – 2,762,636 – 2,762,636
Media – 2,249,450 – 2,249,450
Metals & Mining – 19,107,469 – 19,107,469
Multi-Utilities – 8,024,292 – 8,024,292
Office REITs – 482,125 – 482,125
Oil, Gas & Consumable Fuels – 29,141,927 – 29,141,927
Paper & Forest Products – 1,746,756 – 1,746,756
Passenger Airlines – 975,654 – 975,654
Personal Care Products – 12,997,584 – 12,997,584
Pharmaceuticals 785,238 68,348,322 – 69,133,560
Professional Services – 14,236,408 – 14,236,408
Real Estate Management & Development – 8,163,853 – 8,163,853

100 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 2,586,273 $ – $ 2,586,273
Semiconductors & Semiconductor
Equipment – 23,498,698 – 23,498,698
Software 2,098,232 17,592,234 – 19,690,466
Specialty Retail – 7,034,049 – 7,034,049
Technology Hardware, Storage &
Peripherals – 3,427,611 – 3,427,611
Textiles, Apparel & Luxury Goods – 21,200,358 – 21,200,358
Tobacco – 6,745,370 – 6,745,370
Trading Companies & Distributors 936,592 14,248,776 – 15,185,368
Transportation Infrastructure – 2,799,210 – 2,799,210
Water Utilities – 843,046 – 843,046
Wireless Telecommunication Services – 7,674,083 – 7,674,083
Total Common Stocks $ 12,195,694 $ 785,966,066 $ – $ 798,161,760
Repurchase Agreements – 24,703,468 – 24,703,468
Total Assets $ 12,195,694 $ 810,669,534 $ – $ 822,865,228
Liabilities:
Futures Contracts $ (269,966) $ – $ – $ (269,966)
Total Liabilities $ (269,966) $ – $ – $ (269,966)
Total $ 11,925,728 $ 810,669,534 $ – $ 822,595,262
As of March 31, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT International Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 101
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (269,966)
Total $ (269,966)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

102 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 1.3%
BWX Technologies, Inc. 37,609 3,710,128
Curtiss-Wright Corp. 15,551 4,933,866
Hexcel Corp. 33,128 1,814,089
Woodward, Inc.(a) 24,362 4,445,821
14,903,904
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 49,445 1,932,311
Automobile Components 0.8%
Autoliv, Inc.(a) 29,753 2,631,653
Gentex Corp.(a) 93,090 2,168,997
Goodyear Tire & Rubber Co.
(The)*(a) 120,609 1,114,427
Lear Corp.(a) 22,093 1,949,044
Visteon Corp.* 11,093 861,039
8,725,160
Automobiles 0.2%
Harley-Davidson, Inc.(a) 45,823 1,157,031
Thor Industries, Inc.(a) 21,854 1,656,752
2,813,783
Banks 6.7%
Associated Banc-Corp. 66,940 1,508,158
Bank OZK(a) 42,914 1,864,613
Cadence Bank 75,183 2,282,556
Columbia Banking System,
Inc. 86,245 2,150,950
Comerica, Inc. 53,967 3,187,291
Commerce Bancshares, Inc. 50,313 3,130,978
Cullen/Frost Bankers, Inc. 26,183 3,278,112
East West Bancorp, Inc. 56,864 5,104,113
First Financial Bankshares,
Inc. 53,716 1,929,479
First Horizon Corp. 217,416 4,222,219
Flagstar Financial, Inc.(a) 124,997 1,452,465
FNB Corp.(a) 148,856 2,002,113
Glacier Bancorp, Inc. 46,547 2,058,308
Hancock Whitney Corp. 35,746 1,874,878
Home BancShares, Inc. 76,997 2,176,705
International Bancshares Corp. 22,142 1,396,275
Old National Bancorp(a) 132,048 2,798,097
Pinnacle Financial Partners,
Inc. 31,569 3,347,577
Prosperity Bancshares, Inc. 38,762 2,766,444
SouthState Corp.(a) 39,997 3,712,522
Synovus Financial Corp. 58,256 2,722,885
Texas Capital Bancshares,
Inc.* 19,094 1,426,322
UMB Financial Corp. 27,695 2,799,964
United Bankshares, Inc. 55,423 1,921,515
Valley National Bancorp 195,940 1,741,907
Webster Financial Corp. 70,325 3,625,254
Western Alliance Bancorp(a) 45,127 3,467,107
Wintrust Financial Corp.(a) 27,481 3,090,513
Zions Bancorp NA 60,587 3,020,868
76,060,188
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A* 3,501 836,179
Celsius Holdings, Inc.*(a) 64,646 2,302,690
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,434 3,285,900
6,424,769
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.* 77,887 5,505,832
Cytokinetics, Inc.*(a) 48,363 1,943,709
Exelixis, Inc.* 116,973 4,318,643
Halozyme Therapeutics, Inc.* 52,242 3,333,562
Neurocrine Biosciences, Inc.* 41,277 4,565,236
Roivant Sciences Ltd.* 177,623 1,792,216
Sarepta Therapeutics, Inc.*(a) 39,387 2,513,679
United Therapeutics Corp.* 18,263 5,629,935
29,602,812
Broadline Retail 0.5%
Macy's, Inc.(a) 114,429 1,437,228
Nordstrom, Inc.(a) 40,869 999,247
Ollie's Bargain Outlet
Holdings, Inc.* 25,206 2,932,970
5,369,445
Building Products 2.4%
AAON, Inc.(a) 27,811 2,172,873
Advanced Drainage Systems,
Inc.(a) 29,175 3,169,864
Carlisle Cos., Inc.(a) 18,417 6,270,989
Fortune Brands Innovations,
Inc.(a) 50,733 3,088,625
Owens Corning 35,227 5,031,120
Simpson Manufacturing Co.,
Inc. 17,181 2,698,791
Trex Co., Inc.*(a) 43,797 2,544,606
UFP Industries, Inc. 25,086 2,685,205
27,662,073
Capital Markets 3.5%
Affiliated Managers Group,
Inc.(a) 12,545 2,107,936
Carlyle Group, Inc. (The)(a) 87,363 3,808,153
Evercore, Inc., Class A 14,573 2,910,520
Federated Hermes, Inc., Class
B(a) 33,211 1,354,012
Hamilton Lane, Inc., Class A(a) 17,665 2,626,256
Houlihan Lokey, Inc., Class
A(a) 22,478 3,630,197
Interactive Brokers Group,
Inc., Class A 44,673 7,397,402
Janus Henderson Group plc 54,532 1,971,332
Jefferies Financial Group, Inc. 67,422 3,611,796
Morningstar, Inc. 11,054 3,314,763
SEI Investments Co. 40,252 3,124,763
Stifel Financial Corp. 43,010 4,054,123
39,911,253
Chemicals 1.6%
Ashland, Inc. 19,151 1,135,463
Avient Corp. 37,718 1,401,601
Axalta Coating Systems Ltd.* 89,674 2,974,487
Cabot Corp. 22,696 1,886,945
NewMarket Corp. 3,044 1,724,274
Olin Corp. 48,504 1,175,737
RPM International, Inc. 52,652 6,090,783
Scotts Miracle-Gro Co. (The) 17,637 968,095

NVIT Mid Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 13,719 1,372,311
18,729,696
Commercial Services & Supplies 1.6%
Brink's Co. (The) 17,971 1,548,381
Clean Harbors, Inc.* 20,714 4,082,730
MSA Safety, Inc. 15,932 2,337,065
RB Global, Inc. 75,837 7,606,451
Tetra Tech, Inc.(a) 110,437 3,230,282
18,804,909
Communications Equipment 0.5%
Ciena Corp.* 58,961 3,563,013
Lumentum Holdings, Inc.*(a) 28,896 1,801,377
5,364,390
Construction & Engineering 2.2%
AECOM 54,884 5,089,393
Comfort Systems USA, Inc. 14,626 4,714,399
EMCOR Group, Inc. 18,896 6,984,529
Fluor Corp.* 70,803 2,536,163
MasTec, Inc.*(a) 25,418 2,966,535
Valmont Industries, Inc. 8,274 2,361,151
24,652,170
Construction Materials 0.4%
Eagle Materials, Inc.(a) 13,739 3,049,096
Knife River Corp.*(a) 23,285 2,100,540
5,149,636
Consumer Finance 0.8%
Ally Financial, Inc. 112,161 4,090,512
FirstCash Holdings, Inc. 16,408 1,974,210
SLM Corp.(a) 88,326 2,594,135
8,658,857
Consumer Staples Distribution & Retail 3.2%
Albertsons Cos., Inc., Class A 165,918 3,648,537
BJ's Wholesale Club Holdings,
Inc.*(a) 54,255 6,190,495
Casey's General Stores, Inc.
(a) 15,201 6,597,842
Maplebear, Inc.*(a) 66,235 2,642,114
Performance Food Group
Co.*(a) 63,863 5,021,548
Sprouts Farmers Market, Inc.* 41,156 6,282,052
US Foods Holding Corp.* 94,791 6,205,019
36,587,607
Containers & Packaging 1.7%
AptarGroup, Inc. 26,969 4,001,660
Berry Global Group, Inc. 47,387 3,308,086
Crown Holdings, Inc.(a) 48,403 4,320,452
Graphic Packaging Holding
Co. 124,242 3,225,322
Greif, Inc., Class A 11,047 607,475
Silgan Holdings, Inc. 33,564 1,715,792
Sonoco Products Co. 39,683 1,874,625
19,053,412
Diversified Consumer Services 1.4%
Duolingo, Inc., Class A*(a) 15,576 4,836,971
Graham Holdings Co., Class
B(a) 1,422 1,366,343
Grand Canyon Education,
Inc.* 11,803 2,042,155
Common Stocks
Shares Value ($)
Diversified Consumer Services
H&R Block, Inc. 55,785 3,063,154
Service Corp. International 59,027 4,733,966
16,042,589
Diversified REITs 0.5%
WP Carey, Inc.(a) 89,849 5,670,370
Diversified Telecommunication Services 0.4%
Frontier Communications
Parent, Inc.* 91,064 3,265,555
Iridium Communications, Inc. 47,364 1,293,985
4,559,540
Electric Utilities 1.0%
ALLETE, Inc. 22,599 1,484,754
IDACORP, Inc. 22,106 2,569,159
OGE Energy Corp. 83,958 3,858,710
Portland General Electric Co. 42,895 1,913,117
TXNM Energy, Inc.(a) 37,044 1,981,113
11,806,853
Electrical Equipment 1.4%
Acuity, Inc.(a) 12,658 3,333,484
EnerSys 16,431 1,504,751
NEXTracker, Inc., Class A* 59,021 2,487,145
nVent Electric plc(a) 67,556 3,541,286
Regal Rexnord Corp.(a) 27,251 3,102,526
Sensata Technologies Holding
plc(a) 60,261 1,462,535
15,431,727
Electronic Equipment, Instruments & Components 2.7%
Arrow Electronics, Inc.*(a) 21,253 2,206,699
Avnet, Inc. 35,152 1,690,460
Belden, Inc. 16,436 1,647,709
Cognex Corp. 69,643 2,077,451
Coherent Corp.* 63,579 4,128,820
Crane NXT Co.(a) 19,846 1,020,084
Fabrinet*(a) 14,881 2,939,146
Flex Ltd.* 158,438 5,241,129
IPG Photonics Corp.*(a) 10,639 671,747
Littelfuse, Inc. 10,262 2,018,946
Novanta, Inc.* 14,864 1,900,660
TD SYNNEX Corp.(a) 31,003 3,223,072
Vontier Corp.(a) 61,071 2,006,182
30,772,105
Energy Equipment & Services 0.6%
ChampionX Corp. 77,752 2,317,010
NOV, Inc.(a) 162,988 2,480,677
Valaris Ltd.*(a) 26,384 1,035,836
Weatherford International plc 29,506 1,580,046
7,413,569
Entertainment 0.2%
Warner Music Group Corp.,
Class A 58,935 1,847,612
Financial Services 1.9%
Equitable Holdings, Inc. 107,684 5,609,260
Essent Group Ltd. 43,325 2,500,719
Euronet Worldwide, Inc.* 17,193 1,837,072
MGIC Investment Corp. 103,549 2,565,944
Shift4 Payments, Inc., Class
A*(a) 28,370 2,318,113
Voya Financial, Inc.(a) 39,817 2,698,000

104 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Western Union Co. (The)(a) 136,090 1,439,832
WEX, Inc.* 14,142 2,220,577
21,189,517
Food Products 1.0%
Darling Ingredients, Inc.* 65,812 2,055,967
Flowers Foods, Inc. 81,830 1,555,588
Ingredion, Inc. 26,617 3,598,884
Lancaster Colony Corp. 7,977 1,395,975
Pilgrim's Pride Corp.*(a) 16,986 925,907
Post Holdings, Inc.*(a) 19,227 2,237,254
11,769,575
Gas Utilities 1.2%
National Fuel Gas Co. 37,835 2,996,154
New Jersey Resources Corp. 41,004 2,011,656
ONE Gas, Inc.(a) 23,455 1,772,963
Southwest Gas Holdings, Inc. 25,130 1,804,334
Spire, Inc. 23,986 1,876,904
UGI Corp.(a) 88,866 2,938,799
13,400,810
Ground Transportation 1.5%
Avis Budget Group, Inc.*(a) 7,149 542,609
Knight-Swift Transportation
Holdings, Inc., Class A 66,247 2,881,082
Landstar System, Inc. 14,342 2,154,168
Ryder System, Inc. 17,366 2,497,405
Saia, Inc.*(a) 10,942 3,823,463
XPO, Inc.*(a) 48,058 5,170,080
17,068,807
Health Care Equipment & Supplies 1.6%
Dentsply Sirona, Inc. 83,595 1,248,909
Envista Holdings Corp.*(a) 71,840 1,239,958
Globus Medical, Inc., Class A* 46,761 3,422,905
Haemonetics Corp.*(a) 20,891 1,327,623
Lantheus Holdings, Inc.*(a) 28,619 2,793,215
LivaNova plc* 22,478 882,936
Masimo Corp.* 18,373 3,060,942
Penumbra, Inc.* 15,743 4,209,836
18,186,324
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.* 37,510 1,137,303
Amedisys, Inc.* 12,853 1,190,573
Chemed Corp. 6,107 3,757,759
Encompass Health Corp. 41,332 4,186,105
Ensign Group, Inc. (The)(a) 23,316 3,017,091
HealthEquity, Inc.*(a) 35,686 3,153,572
Hims & Hers Health, Inc.*(a) 77,929 2,302,802
Option Care Health, Inc.* 70,368 2,459,362
Tenet Healthcare Corp.* 39,144 5,264,868
26,469,435
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.,
Class A(a) 147,330 2,489,877
Omega Healthcare Investors,
Inc. 114,830 4,372,726
Sabra Health Care REIT, Inc. 96,650 1,688,476
8,551,079
Health Care Technology 0.3%
Doximity, Inc., Class A* 54,774 3,178,535
Common Stocks
Shares Value ($)
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.(a) 87,287 932,225
Hotels, Restaurants & Leisure 3.4%
Aramark(a) 108,479 3,744,695
Boyd Gaming Corp.(a) 27,706 1,823,886
Cava Group, Inc.*(a) 33,419 2,887,736
Choice Hotels International,
Inc.(a) 9,315 1,236,846
Churchill Downs, Inc. 30,232 3,357,868
Hilton Grand Vacations,
Inc.*(a) 25,555 956,012
Hyatt Hotels Corp., Class A(a) 17,353 2,125,742
Light & Wonder, Inc.* 36,333 3,146,801
Marriott Vacations Worldwide
Corp.(a) 13,352 857,732
Planet Fitness, Inc., Class A* 34,724 3,354,686
Texas Roadhouse, Inc., Class
A 27,357 4,558,497
Travel + Leisure Co. 27,991 1,295,703
Vail Resorts, Inc.(a) 15,295 2,447,506
Wendy's Co. (The)(a) 71,312 1,043,295
Wingstop, Inc. 11,984 2,703,351
Wyndham Hotels & Resorts,
Inc. 31,937 2,890,618
38,430,974
Household Durables 1.7%
KB Home(a) 28,166 1,637,008
Somnigroup International, Inc.
(a) 78,019 4,671,778
Taylor Morrison Home Corp.,
Class A* 42,965 2,579,619
Toll Brothers, Inc. 41,059 4,335,420
TopBuild Corp.*(a) 12,042 3,672,208
Whirlpool Corp.(a) 23,012 2,074,071
18,970,104
Independent Power and Renewable Electricity Producers
0.1%
Ormat Technologies, Inc.(a) 23,647 1,673,498
Industrial REITs 1.1%
EastGroup Properties, Inc. 20,941 3,688,757
First Industrial Realty Trust,
Inc. 54,156 2,922,258
Rexford Industrial Realty, Inc.
(a) 91,682 3,589,350
STAG Industrial, Inc. 74,711 2,698,562
12,898,927
Insurance 5.0%
American Financial Group, Inc. 29,595 3,887,007
Brighthouse Financial, Inc.* 24,194 1,403,010
CNO Financial Group, Inc. 42,654 1,776,539
Fidelity National Financial, Inc. 106,339 6,920,542
First American Financial Corp. 42,022 2,757,904
Hanover Insurance Group, Inc.
(The) 14,849 2,582,983
Kemper Corp. 24,715 1,652,198
Kinsale Capital Group, Inc.(a) 9,042 4,400,832
Old Republic International
Corp. 96,224 3,773,905
Primerica, Inc. 13,730 3,906,597

NVIT Mid Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 27,087 5,333,430
RenaissanceRe Holdings Ltd. 20,572 4,937,280
RLI Corp.(a) 33,681 2,705,595
Ryan Specialty Holdings, Inc.,
Class A(a) 43,926 3,244,814
Selective Insurance Group,
Inc. 24,783 2,268,636
Unum Group 68,800 5,604,448
57,155,720
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.,
Class A* 113,176 1,131,760
IT Services 0.4%
ASGN, Inc.* 18,283 1,152,195
Kyndryl Holdings, Inc.*(a) 95,691 3,004,697
4,156,892
Leisure Products 0.5%
Brunswick Corp. 27,085 1,458,527
Mattel, Inc.* 137,692 2,675,356
Polaris, Inc.(a) 21,592 883,977
YETI Holdings, Inc.*(a) 35,044 1,159,956
6,177,816
Life Sciences Tools & Services 1.8%
Avantor, Inc.*(a) 278,622 4,516,463
Bio-Rad Laboratories, Inc.,
Class A* 7,817 1,903,909
Bruker Corp. 45,712 1,908,019
Illumina, Inc.*(a) 65,007 5,157,655
Medpace Holdings, Inc.*(a) 10,380 3,162,682
Repligen Corp.*(a) 21,501 2,735,787
Sotera Health Co.*(a) 63,133 736,131
20,120,646
Machinery 5.0%
AGCO Corp.(a) 25,483 2,358,961
Chart Industries, Inc.*(a) 17,356 2,505,512
CNH Industrial NV(a) 355,234 4,362,274
Crane Co. 19,951 3,056,094
Donaldson Co., Inc. 48,788 3,271,723
Esab Corp.(a) 23,520 2,740,080
Flowserve Corp. 53,869 2,630,962
Graco, Inc. 68,247 5,699,307
ITT, Inc. 33,323 4,303,999
Lincoln Electric Holdings, Inc. 23,200 4,388,512
Middleby Corp. (The)* 22,195 3,373,196
Mueller Industries, Inc.(a) 46,871 3,568,758
Oshkosh Corp. 26,903 2,531,034
RBC Bearings, Inc.* 12,742 4,099,993
Terex Corp. 27,161 1,026,143
Timken Co. (The)(a) 26,288 1,889,319
Toro Co. (The) 41,643 3,029,528
Watts Water Technologies,
Inc., Class A 11,267 2,297,567
57,132,962
Marine Transportation 0.2%
Kirby Corp.* 23,484 2,372,119
Media 0.6%
EchoStar Corp., Class A* 47,155 1,206,225
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A(a) 66,948 3,320,621
Nexstar Media Group, Inc.,
Class A 12,067 2,162,647
6,689,493
Metals & Mining 2.5%
Alcoa Corp. 106,261 3,240,960
ATI, Inc.* 55,244 2,874,345
Carpenter Technology Corp. 20,612 3,734,482
Cleveland-Cliffs, Inc.*(a) 200,507 1,648,168
Commercial Metals Co. 47,581 2,189,202
Reliance, Inc. 22,288 6,435,660
Royal Gold, Inc.(a) 27,153 4,439,787
United States Steel Corp.(a) 92,646 3,915,220
28,477,824
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc.(a) 238,160 4,837,030
Starwood Property Trust, Inc.
(a) 133,122 2,631,822
7,468,852
Multi-Utilities 0.3%
Black Hills Corp. 29,079 1,763,641
Northwestern Energy Group,
Inc. 25,692 1,486,796
3,250,437
Office REITs 0.6%
COPT Defense Properties(a) 47,211 1,287,444
Cousins Properties, Inc.(a) 68,661 2,025,499
Kilroy Realty Corp.(a) 44,134 1,445,830
Vornado Realty Trust(a) 69,118 2,556,675
7,315,448
Oil, Gas & Consumable Fuels 3.4%
Antero Midstream Corp. 139,463 2,510,334
Antero Resources Corp.* 120,126 4,857,895
Chord Energy Corp. 24,914 2,808,306
Civitas Resources, Inc.(a) 36,812 1,284,371
CNX Resources Corp.*(a) 61,300 1,929,724
DT Midstream, Inc. 41,069 3,962,337
HF Sinclair Corp.(a) 65,996 2,169,949
Matador Resources Co. 48,041 2,454,415
Murphy Oil Corp.(a) 56,637 1,608,491
Ovintiv, Inc. 106,740 4,568,472
PBF Energy, Inc., Class A(a) 40,758 778,070
Permian Resources Corp.,
Class A(a) 258,751 3,583,701
Range Resources Corp. 99,418 3,969,761
Viper Energy, Inc., Class A 53,126 2,398,639
38,884,465
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 25,973 2,388,997
Passenger Airlines 0.5%
Alaska Air Group, Inc.* 48,712 2,397,605
American Airlines Group,
Inc.*(a) 274,261 2,893,453
5,291,058
Personal Care Products 0.5%
BellRing Brands, Inc.* 52,553 3,913,096

106 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Personal Care Products
Coty, Inc., Class A* 151,868 830,718
elf Beauty, Inc.*(a) 23,500 1,475,565
6,219,379
Pharmaceuticals 0.4%
Jazz Pharmaceuticals plc* 24,575 3,050,986
Perrigo Co. plc(a) 55,222 1,548,425
4,599,411
Professional Services 2.5%
CACI International, Inc., Class
A*(a) 9,216 3,381,535
Concentrix Corp.(a) 19,470 1,083,311
ExlService Holdings, Inc.* 66,606 3,144,469
Exponent, Inc. 20,661 1,674,781
FTI Consulting, Inc.* 14,608 2,396,880
Genpact Ltd. 66,711 3,360,900
Insperity, Inc. 14,726 1,314,001
KBR, Inc. 54,921 2,735,615
ManpowerGroup, Inc. 18,802 1,088,260
Maximus, Inc. 24,776 1,689,475
Parsons Corp.* 19,166 1,134,819
Paylocity Holding Corp.* 17,921 3,357,320
Science Applications
International Corp.(a) 20,259 2,274,478
28,635,844
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 19,577 4,853,334
Residential REITs 1.1%
American Homes 4 Rent,
Class A 130,297 4,926,529
Equity LifeStyle Properties,
Inc. 78,240 5,218,608
Independence Realty Trust,
Inc.(a) 95,521 2,027,911
12,173,048
Retail REITs 1.0%
Agree Realty Corp.(a) 43,801 3,380,999
Brixmor Property Group, Inc. 124,794 3,313,281
Kite Realty Group Trust(a) 90,399 2,022,226
NNN REIT, Inc. 76,808 3,275,861
11,992,367
Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc.*(a) 54,026 1,357,673
Amkor Technology, Inc. 47,342 854,996
Cirrus Logic, Inc.* 21,778 2,170,287
Entegris, Inc.(a) 62,398 5,458,577
Lattice Semiconductor Corp.* 56,868 2,982,727
MACOM Technology Solutions
Holdings, Inc.* 24,105 2,419,660
MKS Instruments, Inc. 27,512 2,205,087
Onto Innovation, Inc.* 20,236 2,455,436
Power Integrations, Inc. 23,526 1,188,063
Rambus, Inc.* 43,734 2,264,328
Silicon Laboratories, Inc.* 13,334 1,501,008
Synaptics, Inc.*(a) 16,193 1,031,818
Universal Display Corp.(a) 18,010 2,512,035
28,401,695
Software 3.3%
Appfolio, Inc., Class A* 9,379 2,062,442
BILL Holdings, Inc.* 39,187 1,798,291
Common Stocks
Shares Value ($)
Software
Blackbaud, Inc.*(a) 16,178 1,003,845
Commvault Systems, Inc.* 18,043 2,846,464
Docusign, Inc., Class A* 83,219 6,774,026
Dolby Laboratories, Inc., Class
A 24,599 1,975,546
Dropbox, Inc., Class A* 91,472 2,443,217
Dynatrace, Inc.* 122,528 5,777,195
Guidewire Software, Inc.* 34,322 6,430,570
Manhattan Associates, Inc.* 25,073 4,338,632
Qualys, Inc.* 14,989 1,887,565
37,337,793
Specialized REITs 1.7%
CubeSmart 92,526 3,951,786
EPR Properties(a) 31,129 1,637,697
Gaming and Leisure
Properties, Inc. 112,858 5,744,472
Lamar Advertising Co., Class A 36,396 4,141,137
National Storage Affiliates
Trust(a) 29,327 1,155,484
PotlatchDeltic Corp. 29,528 1,332,303
Rayonier, Inc. 56,397 1,572,348
19,535,227
Specialty Retail 3.6%
Abercrombie & Fitch Co.,
Class A*(a) 20,766 1,585,899
AutoNation, Inc.* 10,744 1,739,668
Bath & Body Works, Inc. 84,979 2,576,563
Burlington Stores, Inc.*(a) 25,796 6,147,961
Chewy, Inc., Class A* 68,154 2,215,687
Dick's Sporting Goods, Inc.(a) 23,752 4,787,453
Five Below, Inc.* 22,561 1,690,383
Floor & Decor Holdings, Inc.,
Class A*(a) 44,057 3,545,267
GameStop Corp., Class A*(a) 167,080 3,729,226
Gap, Inc. (The)(a) 91,610 1,888,082
Lithia Motors, Inc., Class A 10,948 3,213,676
Murphy USA, Inc.(a) 7,551 3,547,535
Penske Automotive Group,
Inc.(a) 7,716 1,110,950
RH*(a) 6,244 1,463,656
Valvoline, Inc.* 53,348 1,857,044
41,099,050
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc., Class A* 127,642 5,650,711
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.* 48,169 950,374
Columbia Sportswear Co.(a) 13,272 1,004,558
Crocs, Inc.*(a) 23,326 2,477,221
PVH Corp. 22,895 1,479,933
Skechers USA, Inc., Class A* 54,112 3,072,479
Under Armour, Inc., Class
A*(a) 70,287 439,294
Under Armour, Inc., Class
C*(a) 54,639 325,102
VF Corp.(a) 132,186 2,051,527
11,800,488
Trading Companies & Distributors 1.9%
Applied Industrial
Technologies, Inc. 15,856 3,572,991

NVIT Mid Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Core & Main, Inc., Class A*(a) 78,470 3,790,886
GATX Corp.(a) 14,638 2,272,842
MSC Industrial Direct Co., Inc.,
Class A(a) 17,987 1,397,050
Watsco, Inc.(a) 14,271 7,253,949
WESCO International, Inc.(a) 18,348 2,849,445
21,137,163
Water Utilities 0.4%
Essential Utilities, Inc. 103,985 4,110,527
Total Common Stocks
(cost $773,860,004) 1,122,231,076
Repurchase Agreements 5.2%
Principal
Amount ($)
Bank of America NA,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047; total
market value $1,020,000.
(b) 1,000,000 1,000,000
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $28,003,407,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$28,560,000.(b) 28,000,000 28,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $859,180,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$876,257.(b) 859,075 859,075
ING Financial Services LLC,
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $2,001,688,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$2,040,001.(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $22,002,664,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2027 -
11/15/2045; total market
value $22,451,698.(b) 22,000,000 22,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $58,859,075) 58,859,075
Total Investments
(cost $832,719,079) — 103.7% 1,181,090,151
Liabilities in excess of other assets — (3.7)% (41,939,231)
NET ASSETS — 100.0%
$ 1,139,150,920
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $243,001,502, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $58,859,075 and by $189,955,550 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 2/15/2055, a total value of
$248,814,625.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $58,859,075.
REIT Real Estate Investment Trust

108 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 58 6/2025 USD 17,043,880 (276,752)
Net contracts (276,752)
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 109
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

110 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,122,231,076 $ – $ – $ 1,122,231,076
Repurchase Agreements – 58,859,075 – 58,859,075
Total Assets $ 1,122,231,076 $ 58,859,075 $ – $ 1,181,090,151
Liabilities:
Futures Contracts $ (276,752) $ – $ – $ (276,752)
Total Liabilities $ (276,752) $ – $ – $ (276,752)
Total $ 1,121,954,324 $ 58,859,075 $ – $ 1,180,813,399
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (276,752)
Total $ (276,752)

NVIT Mid Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 111
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

112 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.0%
Axon Enterprise, Inc.* 6,063 3,188,835
Boeing Co. (The)* 63,950 10,906,672
GE Aerospace 91,212 18,256,082
General Dynamics Corp. 21,860 5,958,599
Howmet Aerospace, Inc. 34,962 4,535,620
Huntington Ingalls Industries,
Inc.(a) 3,089 630,280
L3Harris Technologies, Inc. 16,177 3,386,008
Lockheed Martin Corp. 17,803 7,952,778
Northrop Grumman Corp. 11,643 5,961,332
RTX Corp. 112,920 14,957,383
Textron, Inc. 15,882 1,147,474
TransDigm Group, Inc. 4,795 6,632,876
83,513,939
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 10,485 1,073,664
Expeditors International of
Washington, Inc. 11,733 1,410,893
FedEx Corp. 18,896 4,606,467
United Parcel Service, Inc.,
Class B 61,827 6,800,352
13,891,376
Automobile Components 0.0%
†
Aptiv plc*(a) 19,964 1,187,858
Automobiles 1.7%
Ford Motor Co.(a) 327,560 3,285,427
General Motors Co. 84,558 3,976,763
Tesla, Inc.* 237,222 61,478,453
68,740,643
Banks 3.4%
Bank of America Corp. 528,944 22,072,833
Citigroup, Inc. 160,179 11,371,107
Citizens Financial Group, Inc. 36,710 1,504,009
Fifth Third Bancorp(a) 58,023 2,274,502
Huntington Bancshares, Inc. 126,455 1,898,089
JPMorgan Chase & Co. 237,622 58,288,677
KeyCorp 88,895 1,421,431
M&T Bank Corp. 14,224 2,542,540
PNC Financial Services
Group, Inc. (The) 33,704 5,924,152
Regions Financial Corp. 78,252 1,700,416
Truist Financial Corp. 112,762 4,640,156
US Bancorp 134,288 5,669,639
Wells Fargo & Co. 279,501 20,065,377
139,372,928
Beverages 1.3%
Brown-Forman Corp., Class
B(a) 15,771 535,268
Coca-Cola Co. (The) 329,321 23,585,970
Constellation Brands, Inc.,
Class A 13,045 2,394,019
Keurig Dr Pepper, Inc. 102,133 3,494,991
Molson Coors Beverage Co.,
Class B 14,728 896,493
Monster Beverage Corp.* 60,691 3,551,637
PepsiCo, Inc. 116,539 17,473,858
51,932,236
Biotechnology 1.9%
AbbVie, Inc. 150,104 31,449,790
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc.(a) 45,604 14,207,926
Biogen, Inc.* 12,117 1,658,090
Gilead Sciences, Inc. 105,570 11,829,119
Incyte Corp.* 14,413 872,707
Moderna, Inc.*(a) 27,317 774,437
Regeneron Pharmaceuticals,
Inc. 8,999 5,707,436
Vertex Pharmaceuticals, Inc.* 22,030 10,680,585
77,180,090
Broadline Retail 3.8%
Amazon.com, Inc.* 801,560 152,504,806
eBay, Inc. 40,437 2,738,798
155,243,604
Building Products 0.5%
A O Smith Corp.(a) 10,396 679,482
Allegion plc 6,908 901,218
Builders FirstSource, Inc.*(a) 9,975 1,246,276
Carrier Global Corp. 68,629 4,351,079
Johnson Controls International
plc 56,781 4,548,726
Lennox International, Inc. 2,710 1,519,849
Masco Corp. 17,815 1,238,855
Trane Technologies plc 19,128 6,444,606
20,930,091
Capital Markets 3.2%
Ameriprise Financial, Inc. 8,139 3,940,171
Bank of New York Mellon
Corp. (The) 60,779 5,097,535
Blackrock, Inc. 12,320 11,660,634
Blackstone, Inc. 61,762 8,633,092
Cboe Global Markets, Inc. 8,825 1,997,009
Charles Schwab Corp. (The) 145,799 11,413,146
CME Group, Inc. 30,583 8,113,364
FactSet Research Systems,
Inc. 3,183 1,447,119
Franklin Resources, Inc.(a) 26,297 506,217
Goldman Sachs Group, Inc.
(The) 26,626 14,545,518
Intercontinental Exchange, Inc. 48,629 8,388,503
Invesco Ltd. 35,513 538,732
KKR & Co., Inc. 56,909 6,579,249
MarketAxess Holdings, Inc. 3,422 740,350
Moody's Corp. 13,248 6,169,461
Morgan Stanley 105,042 12,255,250
MSCI, Inc., Class A 6,595 3,729,472
Nasdaq, Inc. 34,850 2,643,721
Northern Trust Corp. 16,939 1,671,032
Raymond James Financial,
Inc. 15,771 2,190,750
S&P Global, Inc. 26,929 13,682,625
State Street Corp. 25,507 2,283,642
T. Rowe Price Group, Inc.(a) 18,856 1,732,301
129,958,893
Chemicals 1.3%
Air Products & Chemicals, Inc. 19,097 5,632,087
Albemarle Corp.(a) 9,540 687,071
CF Industries Holdings, Inc. 15,556 1,215,701
Corteva, Inc. 58,241 3,665,106
Dow, Inc. 58,245 2,033,915
DuPont de Nemours, Inc. 34,779 2,597,296

NVIT S&P 500 Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Chemicals
Eastman Chemical Co.(a) 9,702 854,843
Ecolab, Inc. 21,646 5,487,694
International Flavors &
Fragrances, Inc. 21,551 1,672,573
Linde plc 40,732 18,966,449
LyondellBasell Industries NV,
Class A(a) 21,606 1,521,062
Mosaic Co. (The) 27,086 731,593
PPG Industries, Inc.(a) 19,377 2,118,875
Sherwin-Williams Co. (The) 19,857 6,933,866
54,118,131
Commercial Services & Supplies 0.6%
Cintas Corp. 29,324 6,026,962
Copart, Inc.* 74,149 4,196,092
Republic Services, Inc., Class
A 17,224 4,170,964
Rollins, Inc. 23,027 1,244,149
Veralto Corp. 21,732 2,117,783
Waste Management, Inc. 30,970 7,169,864
24,925,814
Communications Equipment 0.9%
Arista Networks, Inc.* 88,464 6,854,191
Cisco Systems, Inc. 338,580 20,893,772
F5, Inc.* 5,096 1,356,912
Juniper Networks, Inc. 28,261 1,022,765
Motorola Solutions, Inc. 14,296 6,258,932
36,386,572
Construction & Engineering 0.1%
Quanta Services, Inc. 12,765 3,244,608
Construction Materials 0.1%
Martin Marietta Materials, Inc. 5,273 2,521,179
Vulcan Materials Co. 11,079 2,584,731
5,105,910
Consumer Finance 0.6%
American Express Co. 47,263 12,716,110
Capital One Financial Corp. 32,635 5,851,456
Discover Financial Services 21,529 3,675,000
Synchrony Financial 33,211 1,758,190
24,000,756
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp. 37,636 35,595,376
Dollar General Corp. 18,025 1,584,938
Dollar Tree, Inc.*(a) 17,238 1,294,057
Kroger Co. (The) 55,931 3,785,969
Sysco Corp. 41,820 3,138,173
Target Corp. 39,731 4,146,327
Walgreens Boots Alliance, Inc.
(a) 56,545 631,608
Walmart, Inc. 368,704 32,368,524
82,544,972
Containers & Packaging 0.2%
Amcor plc(a) 119,712 1,161,206
Avery Dennison Corp.(a) 6,962 1,239,027
Ball Corp. 25,343 1,319,610
International Paper Co. 45,625 2,434,094
Packaging Corp. of America 7,387 1,462,774
Smurfit WestRock plc(a) 42,646 1,921,629
9,538,340
Common Stocks
Shares Value ($)
Distributors 0.1%
Genuine Parts Co. 11,452 1,364,391
LKQ Corp. 22,920 975,017
Pool Corp.(a) 3,151 1,003,121
3,342,529
Diversified Telecommunication Services 0.8%
AT&T, Inc.(a) 609,170 17,227,328
Verizon Communications, Inc. 357,334 16,208,670
33,435,998
Electric Utilities 1.6%
Alliant Energy Corp. 22,595 1,453,988
American Electric Power Co.,
Inc.(a) 45,434 4,964,573
Constellation Energy Corp. 26,659 5,375,254
Duke Energy Corp. 66,080 8,059,778
Edison International 32,233 1,899,168
Entergy Corp. 35,966 3,074,733
Evergy, Inc. 19,154 1,320,668
Eversource Energy 31,994 1,987,147
Exelon Corp. 84,643 3,900,350
FirstEnergy Corp. 44,446 1,796,507
NextEra Energy, Inc. 174,675 12,382,711
NRG Energy, Inc. 17,066 1,629,120
PG&E Corp. 186,061 3,196,528
Pinnacle West Capital Corp.(a) 10,155 967,264
PPL Corp. 62,677 2,263,267
Southern Co. (The) 92,508 8,506,111
Xcel Energy, Inc.(a) 49,480 3,502,689
66,279,856
Electrical Equipment 0.7%
AMETEK, Inc. 19,513 3,358,968
Eaton Corp. plc 33,613 9,137,022
Emerson Electric Co. 48,556 5,323,680
GE Vernova, Inc. 23,586 7,200,334
Generac Holdings, Inc.*(a) 4,937 625,271
Hubbell, Inc., Class B 4,608 1,524,833
Rockwell Automation, Inc. 9,532 2,462,878
29,632,986
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 102,220 6,704,610
CDW Corp. 11,706 1,876,004
Corning, Inc. 64,397 2,948,095
Jabil, Inc. 9,178 1,248,850
Keysight Technologies, Inc.* 14,859 2,225,432
TE Connectivity plc 25,288 3,573,700
Teledyne Technologies, Inc.* 4,049 2,015,228
Trimble, Inc.* 21,130 1,387,185
Zebra Technologies Corp.,
Class A* 4,488 1,268,129
23,247,233
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 83,033 3,649,300
Halliburton Co. 73,769 1,871,520
Schlumberger NV 120,483 5,036,189
10,557,009
Entertainment 1.5%
Electronic Arts, Inc. 20,505 2,963,382
Live Nation Entertainment,
Inc.*(a) 13,052 1,704,330
Netflix, Inc.* 36,309 33,859,232

114 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 13,700 2,839,325
TKO Group Holdings, Inc.,
Class A 5,659 864,752
Walt Disney Co. (The) 153,684 15,168,611
Warner Bros Discovery,
Inc.*(a) 192,351 2,063,926
59,463,558
Financial Services 5.0%
Apollo Global Management,
Inc.(a) 37,793 5,175,373
Berkshire Hathaway, Inc.,
Class B* 155,694 82,919,511
Corpay, Inc.* 6,008 2,095,110
Fidelity National Information
Services, Inc.(a) 45,958 3,432,143
Fiserv, Inc.* 48,184 10,640,473
Global Payments, Inc. 21,588 2,113,897
Jack Henry & Associates, Inc.
(a) 6,351 1,159,693
Mastercard, Inc., Class A 69,210 37,935,385
PayPal Holdings, Inc.* 84,069 5,485,502
Visa, Inc., Class A(a) 146,789 51,443,673
202,400,760
Food Products 0.7%
Archer-Daniels-Midland Co. 41,401 1,987,662
Bunge Global SA 11,960 913,983
Campbell's Co. (The) 15,564 621,315
Conagra Brands, Inc. 39,142 1,043,917
General Mills, Inc. 46,751 2,795,242
Hershey Co. (The) 12,354 2,112,905
Hormel Foods Corp. 23,374 723,192
J M Smucker Co. (The)(a) 9,041 1,070,545
Kellanova 22,566 1,861,469
Kraft Heinz Co. (The)(a) 77,204 2,349,318
Lamb Weston Holdings, Inc.(a) 11,972 638,108
McCormick & Co., Inc. (Non-
Voting)(a) 21,453 1,765,796
Mondelez International, Inc.,
Class A 109,928 7,458,615
Tyson Foods, Inc., Class A 24,256 1,547,775
26,889,842
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 13,144 2,031,799
Ground Transportation 0.9%
CSX Corp. 162,449 4,780,874
JB Hunt Transport Services,
Inc. 6,495 960,935
Norfolk Southern Corp. 19,460 4,609,101
Old Dominion Freight Line, Inc. 15,729 2,602,363
Uber Technologies, Inc.* 178,425 13,000,046
Union Pacific Corp. 51,446 12,153,603
38,106,922
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 147,328 19,543,059
Align Technology, Inc.* 5,700 905,502
Baxter International, Inc. 43,657 1,494,379
Becton Dickinson & Co. 24,503 5,612,657
Boston Scientific Corp.* 124,815 12,591,337
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The)* 17,565 1,481,608
Dexcom, Inc.* 32,799 2,239,844
Edwards Lifesciences Corp.* 50,432 3,655,311
GE HealthCare Technologies,
Inc. 38,983 3,146,318
Hologic, Inc.* 19,456 1,201,797
IDEXX Laboratories, Inc.* 7,119 2,989,624
Insulet Corp.*(a) 6,024 1,581,963
Intuitive Surgical, Inc.* 30,225 14,969,536
Medtronic plc 109,706 9,858,181
ResMed, Inc.(a) 12,318 2,757,384
Solventum Corp.*(a) 11,172 849,519
STERIS plc 8,069 1,828,839
Stryker Corp. 29,349 10,925,165
Zimmer Biomet Holdings, Inc.
(a) 16,586 1,877,204
99,509,227
Health Care Providers & Services 2.4%
Cardinal Health, Inc.(a) 20,794 2,864,789
Cencora, Inc. 14,589 4,057,055
Centene Corp.* 41,868 2,541,806
Cigna Group (The) 23,230 7,642,670
CVS Health Corp. 106,642 7,224,996
DaVita, Inc.* 3,730 570,578
Elevance Health, Inc. 19,839 8,629,171
HCA Healthcare, Inc.(a) 15,401 5,321,816
Henry Schein, Inc.*(a) 10,876 744,897
Humana, Inc. 10,441 2,762,689
Labcorp Holdings, Inc. 7,154 1,665,022
McKesson Corp. 10,707 7,205,704
Molina Healthcare, Inc.*(a) 4,861 1,601,165
Quest Diagnostics, Inc. 9,434 1,596,233
UnitedHealth Group, Inc. 78,171 40,942,061
Universal Health Services,
Inc., Class B(a) 4,717 886,324
96,256,976
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 12,836 1,187,458
Healthpeak Properties, Inc. 57,721 1,167,119
Ventas, Inc. 36,342 2,498,876
Welltower, Inc.(a) 51,775 7,932,448
12,785,901
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 60,893 865,290
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A*(a) 37,090 4,430,771
Booking Holdings, Inc. 2,822 13,000,700
Caesars Entertainment,
Inc.*(a) 17,288 432,200
Carnival Corp.* 87,824 1,715,203
Chipotle Mexican Grill, Inc.,
Class A* 115,062 5,777,263
Darden Restaurants, Inc. 10,116 2,101,700
Domino's Pizza, Inc.(a) 2,875 1,320,919
DoorDash, Inc., Class A* 28,831 5,269,442
Expedia Group, Inc. 10,118 1,700,836
Hilton Worldwide Holdings,
Inc. 20,535 4,672,739
Las Vegas Sands Corp. 29,857 1,153,376

NVIT S&P 500 Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 19,262 4,588,209
McDonald's Corp. 60,871 19,014,274
MGM Resorts International*(a) 19,091 565,857
Norwegian Cruise Line
Holdings Ltd.* 37,473 710,488
Royal Caribbean Cruises Ltd.
(a) 20,914 4,296,572
Starbucks Corp.(a) 96,963 9,511,101
Wynn Resorts Ltd. 8,098 676,183
Yum! Brands, Inc. 24,045 3,783,721
84,721,554
Household Durables 0.3%
DR Horton, Inc. 24,102 3,064,087
Garmin Ltd. 12,704 2,758,419
Lennar Corp., Class A 20,229 2,321,885
Mohawk Industries, Inc.*(a) 4,471 510,499
NVR, Inc.* 266 1,927,008
PulteGroup, Inc. 17,221 1,770,319
12,352,217
Household Products 1.2%
Church & Dwight Co., Inc. 20,745 2,283,817
Clorox Co. (The)(a) 10,797 1,589,858
Colgate-Palmolive Co. 68,580 6,425,946
Kimberly-Clark Corp. 28,069 3,991,973
Procter & Gamble Co. (The) 200,042 34,091,158
48,382,752
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 61,683 766,103
Vistra Corp. 28,632 3,362,542
4,128,645
Industrial Conglomerates 0.5%
3M Co. 46,606 6,844,557
Honeywell International, Inc. 55,047 11,656,202
18,500,759
Industrial REITs 0.2%
Prologis, Inc. 78,670 8,794,519
Insurance 2.4%
Aflac, Inc.(a) 42,795 4,758,376
Allstate Corp. (The) 22,217 4,600,474
American International Group,
Inc. 50,423 4,383,776
Aon plc, Class A 18,315 7,309,333
Arch Capital Group Ltd. 31,682 3,047,175
Arthur J Gallagher & Co. 21,301 7,353,957
Assurant, Inc. 4,613 967,577
Brown & Brown, Inc. 20,508 2,551,195
Chubb Ltd. 31,654 9,559,192
Cincinnati Financial Corp. 13,394 1,978,562
Erie Indemnity Co., Class A(a) 2,063 864,500
Everest Group Ltd. 3,740 1,358,854
Globe Life, Inc. 7,116 937,320
Hartford Insurance Group, Inc.
(The) 24,388 3,017,527
Loews Corp. 15,820 1,454,016
Marsh & McLennan Cos., Inc. 41,676 10,170,194
MetLife, Inc.(a) 48,686 3,908,999
Principal Financial Group, Inc. 18,084 1,525,747
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 49,677 14,059,088
Prudential Financial, Inc. 30,453 3,400,991
Travelers Cos., Inc. (The) 19,298 5,103,549
W R Berkley Corp. 26,452 1,882,324
Willis Towers Watson plc 8,405 2,840,470
97,033,196
Interactive Media & Services 6.1%
Alphabet, Inc., Class A 496,316 76,750,306
Alphabet, Inc., Class C 401,751 62,765,559
Match Group, Inc.(a) 22,017 686,930
Meta Platforms, Inc., Class A 186,105 107,263,478
247,466,273
IT Services 1.2%
Accenture plc, Class A 53,076 16,561,835
Akamai Technologies, Inc.*(a) 12,450 1,002,225
Cognizant Technology
Solutions Corp., Class A 42,343 3,239,240
EPAM Systems, Inc.* 4,639 783,249
Gartner, Inc.* 6,653 2,792,530
GoDaddy, Inc., Class A* 11,663 2,100,973
International Business
Machines Corp. 78,541 19,530,005
VeriSign, Inc.* 7,137 1,811,870
47,821,927
Leisure Products 0.0%
†
Hasbro, Inc. 12,006 738,249
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 24,231 2,834,542
Bio-Techne Corp. 13,140 770,398
Charles River Laboratories
International, Inc.* 4,419 665,148
Danaher Corp. 54,403 11,152,615
IQVIA Holdings, Inc.* 14,217 2,506,457
Mettler-Toledo International,
Inc.* 1,763 2,081,944
Revvity, Inc.(a) 10,921 1,155,442
Thermo Fisher Scientific, Inc. 32,486 16,165,034
Waters Corp.* 5,040 1,857,593
West Pharmaceutical
Services, Inc.(a) 5,972 1,337,011
40,526,184
Machinery 1.6%
Caterpillar, Inc. 40,616 13,395,157
Cummins, Inc. 11,620 3,642,173
Deere & Co. 21,774 10,219,627
Dover Corp. 11,740 2,062,483
Fortive Corp. 28,835 2,110,145
IDEX Corp. 6,374 1,153,503
Illinois Tool Works, Inc. 22,760 5,644,708
Ingersoll Rand, Inc. 34,165 2,734,225
Nordson Corp. 4,354 878,289
Otis Worldwide Corp. 33,519 3,459,161
PACCAR, Inc. 44,173 4,301,125
Parker-Hannifin Corp. 10,902 6,626,781
Pentair plc 14,007 1,225,332
Snap-on, Inc. 4,550 1,533,395
Stanley Black & Decker, Inc.
(a) 13,416 1,031,422
Westinghouse Air Brake
Technologies Corp. 14,500 2,629,575

116 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 20,538 2,453,469
65,100,570
Media 0.5%
Charter Communications, Inc.,
Class A*(a) 8,161 3,007,573
Comcast Corp., Class A 320,521 11,827,225
Fox Corp., Class A 18,060 1,022,196
Fox Corp., Class B 12,311 648,913
Interpublic Group of Cos., Inc.
(The) 30,709 834,057
News Corp., Class A 30,655 834,429
News Corp., Class B 9,114 276,792
Omnicom Group, Inc. 16,409 1,360,470
Paramount Global, Class B 50,867 608,369
20,420,024
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 121,194 4,588,405
Newmont Corp. 95,701 4,620,444
Nucor Corp. 19,594 2,357,942
Steel Dynamics, Inc. 12,359 1,545,864
13,112,655
Multi-Utilities 0.7%
Ameren Corp. 23,188 2,328,075
CenterPoint Energy, Inc.(a) 56,769 2,056,741
CMS Energy Corp. 25,321 1,901,860
Consolidated Edison, Inc. 29,936 3,310,622
Dominion Energy, Inc. 72,316 4,054,758
DTE Energy Co. 17,524 2,423,044
NiSource, Inc. 39,213 1,572,049
Public Service Enterprise
Group, Inc. 41,548 3,419,400
Sempra(a) 54,192 3,867,141
WEC Energy Group, Inc. 27,173 2,961,314
27,895,004
Office REITs 0.0%
†
BXP, Inc.(a) 12,518 841,084
Oil, Gas & Consumable Fuels 3.4%
APA Corp.(a) 29,699 624,273
Chevron Corp.(a) 141,963 23,748,990
ConocoPhillips 108,427 11,387,004
Coterra Energy, Inc. 63,132 1,824,515
Devon Energy Corp. 56,448 2,111,155
Diamondback Energy, Inc. 15,614 2,496,366
EOG Resources, Inc. 48,037 6,160,265
EQT Corp. 51,700 2,762,331
Expand Energy Corp. 17,872 1,989,511
Exxon Mobil Corp. 369,932 43,996,013
Hess Corp. 23,474 3,749,502
Kinder Morgan, Inc. 162,226 4,628,308
Marathon Petroleum Corp.(a) 27,299 3,977,191
Occidental Petroleum Corp. 57,114 2,819,147
ONEOK, Inc. 53,111 5,269,673
Phillips 66 35,623 4,398,728
Targa Resources Corp. 18,602 3,729,143
Texas Pacific Land Corp.(a) 1,569 2,078,909
Valero Energy Corp.(a) 26,506 3,500,648
Williams Cos., Inc. (The) 104,287 6,232,191
137,483,863
Common Stocks
Shares Value ($)
Passenger Airlines 0.1%
Delta Air Lines, Inc. 55,810 2,433,316
Southwest Airlines Co.(a) 51,412 1,726,415
United Airlines Holdings, Inc.* 27,736 1,915,171
6,074,902
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 19,289 1,273,074
Kenvue, Inc. 165,570 3,970,369
5,243,443
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 173,496 10,581,521
Eli Lilly & Co. 66,928 55,276,505
Johnson & Johnson 204,508 33,915,607
Merck & Co., Inc. 214,872 19,286,911
Pfizer, Inc. 480,142 12,166,798
Viatris, Inc. 105,664 920,333
Zoetis, Inc., Class A 38,594 6,354,502
138,502,177
Professional Services 0.7%
Automatic Data Processing,
Inc. 34,443 10,523,370
Broadridge Financial
Solutions, Inc. 10,100 2,448,846
Dayforce, Inc.*(a) 13,476 786,055
Equifax, Inc. 10,564 2,572,968
Jacobs Solutions, Inc. 10,811 1,306,942
Leidos Holdings, Inc. 11,676 1,575,559
Paychex, Inc.(a) 27,097 4,180,525
Paycom Software, Inc.(a) 4,335 947,111
Verisk Analytics, Inc., Class A 11,990 3,568,464
27,909,840
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A* 25,541 3,340,252
CoStar Group, Inc.*(a) 36,685 2,906,552
6,246,804
Residential REITs 0.3%
AvalonBay Communities, Inc.
(a) 11,966 2,568,143
Camden Property Trust 8,878 1,085,779
Equity Residential 28,632 2,049,479
Essex Property Trust, Inc.(a) 5,368 1,645,668
Invitation Homes, Inc. 48,391 1,686,426
Mid-America Apartment
Communities, Inc.(a) 10,256 1,718,700
UDR, Inc. 24,803 1,120,352
11,874,547
Retail REITs 0.3%
Federal Realty Investment
Trust 6,116 598,267
Kimco Realty Corp.(a) 56,787 1,206,156
Realty Income Corp.(a) 74,219 4,305,444
Regency Centers Corp.(a) 13,330 983,221
Simon Property Group, Inc. 26,058 4,327,713
11,420,801
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.* 137,576 14,134,558
Analog Devices, Inc. 42,471 8,565,127
Applied Materials, Inc. 69,066 10,022,858
Broadcom, Inc. 398,347 66,695,238

NVIT S&P 500 Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.* 11,600 719,780
First Solar, Inc.*(a) 9,354 1,182,626
Intel Corp. 364,030 8,267,121
KLA Corp. 11,392 7,744,282
Lam Research Corp. 109,402 7,953,525
Microchip Technology, Inc.(a) 44,805 2,169,010
Micron Technology, Inc. 94,026 8,169,919
Monolithic Power Systems,
Inc. 4,040 2,343,119
NVIDIA Corp. 2,081,239 225,564,683
NXP Semiconductors NV 21,246 4,038,015
ON Semiconductor Corp.* 36,980 1,504,716
QUALCOMM, Inc. 94,252 14,478,050
Skyworks Solutions, Inc.(a) 12,928 835,537
Teradyne, Inc. 14,146 1,168,460
Texas Instruments, Inc. 77,355 13,900,693
399,457,317
Software 9.7%
Adobe, Inc.* 36,994 14,188,309
ANSYS, Inc.* 7,412 2,346,343
Autodesk, Inc.* 18,202 4,765,284
Cadence Design Systems,
Inc.* 23,494 5,975,229
Crowdstrike Holdings, Inc.,
Class A*(a) 20,932 7,380,205
Fair Isaac Corp.* 2,083 3,841,385
Fortinet, Inc.* 53,795 5,178,307
Gen Digital, Inc.(a) 45,482 1,207,092
Intuit, Inc. 23,771 14,595,156
Microsoft Corp. 631,533 237,071,173
Oracle Corp. 136,520 19,086,861
Palantir Technologies, Inc.,
Class A* 173,805 14,669,142
Palo Alto Networks, Inc.*(a) 56,017 9,558,741
PTC, Inc.* 10,264 1,590,407
Roper Technologies, Inc. 9,173 5,408,217
Salesforce, Inc. 81,204 21,791,905
ServiceNow, Inc.* 17,473 13,910,954
Synopsys, Inc.* 13,065 5,602,925
Tyler Technologies, Inc.* 3,607 2,097,074
Workday, Inc., Class A* 18,005 4,204,708
394,469,417
Specialized REITs 0.9%
American Tower Corp. 39,564 8,609,126
Crown Castle, Inc. 37,037 3,860,366
Digital Realty Trust, Inc. 26,954 3,862,239
Equinix, Inc. 8,158 6,651,625
Extra Space Storage, Inc. 17,787 2,641,192
Iron Mountain, Inc.(a) 24,740 2,128,630
Public Storage 13,337 3,991,631
SBA Communications Corp.,
Class A 8,948 1,968,649
VICI Properties, Inc., Class A 91,827 2,995,397
Weyerhaeuser Co. 63,915 1,871,431
38,580,286
Specialty Retail 1.9%
AutoZone, Inc.* 1,419 5,410,335
Best Buy Co., Inc. 17,210 1,266,828
CarMax, Inc.* 12,857 1,001,818
Home Depot, Inc. (The) 84,372 30,921,494
Common Stocks
Shares Value ($)
Specialty Retail
Lowe's Cos., Inc. 48,062 11,209,500
O'Reilly Automotive, Inc.* 4,888 7,002,451
Ross Stores, Inc. 28,023 3,581,059
TJX Cos., Inc. (The) 95,549 11,637,868
Tractor Supply Co.(a) 46,430 2,558,293
Ulta Beauty, Inc.* 4,010 1,469,826
Williams-Sonoma, Inc. 10,461 1,653,884
77,713,356
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 1,276,624 283,576,489
Dell Technologies, Inc., Class
C 25,970 2,367,165
Hewlett Packard Enterprise
Co. 111,378 1,718,563
HP, Inc. 80,921 2,240,702
NetApp, Inc. 17,340 1,523,146
Seagate Technology Holdings
plc 17,771 1,509,646
Super Micro Computer, Inc.*(a) 41,400 1,417,536
Western Digital Corp.* 29,334 1,185,974
295,539,221
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 12,558 1,404,110
Lululemon Athletica, Inc.* 9,667 2,736,341
NIKE, Inc., Class B 101,000 6,411,480
Ralph Lauren Corp., Class A 3,633 801,949
Tapestry, Inc. 17,593 1,238,723
12,592,603
Tobacco 0.7%
Altria Group, Inc.(a) 143,650 8,621,873
Philip Morris International, Inc. 132,071 20,963,630
29,585,503
Trading Companies & Distributors 0.3%
Fastenal Co.(a) 48,239 3,740,935
United Rentals, Inc. 5,569 3,490,092
WW Grainger, Inc. 3,795 3,748,815
10,979,842
Water Utilities 0.1%
American Water Works Co.,
Inc.(a) 16,346 2,411,362
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. 40,752 10,868,966
Total Common Stocks
(cost $1,226,515,420) 4,041,412,509

118 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $46,005,597,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$46,920,001.(b) 46,000,000 46,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,920,161,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$5,017,954.(b) 4,919,563 4,919,563
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $14,001,692,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $14,280,000.(b) 14,000,000 14,000,000
Total Repurchase Agreements
(cost $64,919,563) 64,919,563
Total Investments
(cost $1,291,434,983) — 100.7% 4,106,332,072
Liabilities in excess of other assets — (0.7)% (29,528,993)
NET ASSETS — 100.0%
$ 4,076,803,079
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $183,499,562, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $64,919,563 and by $120,436,536 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 8/15/2054, a total value of
$185,356,099.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $64,919,563.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 142 6/2025 USD 40,138,075 (484,442)
Net contracts (484,442)
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 119
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

120 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,041,412,509 $ – $ – $ 4,041,412,509
Repurchase Agreements – 64,919,563 – 64,919,563
Total Assets $ 4,041,412,509 $ 64,919,563 $ – $ 4,106,332,072
Liabilities:
Futures Contracts $ (484,442) $ – $ – $ (484,442)
Total Liabilities $ (484,442) $ – $ – $ (484,442)
Total $ 4,040,928,067 $ 64,919,563 $ – $ 4,105,847,630

NVIT S&P 500 Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 121
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (484,442)
Total $ (484,442)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

122 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 5,771 22,103
Total Closed End Fund
(cost  $57,219) 22,103
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 1.4%
AAR Corp.* 6,113 342,267
AeroVironment, Inc.* 4,939 588,679
AerSale Corp.* 5,138 38,484
Archer Aviation, Inc., Class
A*(a) 56,593 402,376
Astronics Corp.*(a) 5,218 126,119
Byrna Technologies, Inc.*(a) 2,932 49,375
Cadre Holdings, Inc.(a) 4,380 129,692
Ducommun, Inc.* 2,335 135,500
Eve Holding, Inc.*(a) 8,911 29,584
Intuitive Machines, Inc.* 7,477 55,704
Kratos Defense & Security
Solutions, Inc.*(a) 25,802 766,061
Leonardo DRS, Inc. 12,905 424,316
Mercury Systems, Inc.*(a) 9,192 396,083
Moog, Inc., Class A(a) 4,907 850,628
National Presto Industries, Inc. 937 82,372
Park Aerospace Corp. 3,200 43,040
Redwire Corp.*(a) 3,789 31,411
Rocket Lab USA, Inc.*(a) 61,826 1,105,449
Triumph Group, Inc.* 12,784 323,947
V2X, Inc.* 2,876 141,068
Virgin Galactic Holdings,
Inc.*(a) 5,220 15,817
VirTra, Inc.*(a) 1,777 7,232
6,085,204
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.*(a) 9,026 202,544
Forward Air Corp.* 4,300 86,387
Hub Group, Inc., Class A 10,602 394,076
Radiant Logistics, Inc.* 5,309 32,650
715,657
Automobile Components 1.1%
Adient plc* 14,895 191,550
American Axle &
Manufacturing Holdings,
Inc.* 21,257 86,516
Cooper-Standard Holdings,
Inc.* 3,166 48,503
Dana, Inc. 22,887 305,084
Dorman Products, Inc.* 4,517 544,479
Fox Factory Holding Corp.* 7,435 173,533
Gentherm, Inc.* 5,475 146,401
Goodyear Tire & Rubber Co.
(The)*(a) 50,454 466,195
Holley, Inc.* 7,906 20,318
LCI Industries 4,321 377,785
Luminar Technologies, Inc.,
Class A*(a) 4,787 25,802
Modine Manufacturing Co.* 9,005 691,134
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 5,680 480,301
Phinia, Inc. 7,354 312,030
Solid Power, Inc.*(a) 28,507 29,932
Standard Motor Products, Inc. 3,651 91,019
Stoneridge, Inc.* 4,489 20,605
Visteon Corp.* 4,737 367,686
XPEL, Inc. Reg. S*(a) 4,449 130,712
4,509,585
Automobiles 0.0%
†
Livewire Group, Inc.*(a) 2,867 5,734
Winnebago Industries, Inc. 4,899 168,820
174,554
Banks 10.6%
1st Source Corp. 3,370 201,560
ACNB Corp. 1,628 67,008
Amalgamated Financial Corp. 3,388 97,405
Amerant Bancorp, Inc., Class
A 6,595 136,121
Ameris Bancorp 11,419 657,392
Ames National Corp. 1,751 30,677
Arrow Financial Corp. 3,238 85,127
Associated Banc-Corp. 29,511 664,883
Atlantic Union Bankshares
Corp.(a) 14,692 457,509
Axos Financial, Inc.* 9,475 611,327
Banc of California, Inc. 23,707 336,402
BancFirst Corp. 3,692 405,640
Bancorp, Inc. (The)* 8,091 427,528
Bank First Corp.(a) 1,765 177,806
Bank of Hawaii Corp.(a) 6,335 436,925
Bank of Marin Bancorp 3,092 68,240
Bank of NT Butterfield & Son
Ltd. (The) 7,979 310,543
Bank7 Corp. 774 29,985
BankUnited, Inc. 12,274 422,717
Bankwell Financial Group, Inc. 1,443 43,550
Banner Corp. 5,559 354,497
Bar Harbor Bankshares 2,925 86,287
BayCom Corp. 1,915 48,201
BCB Bancorp, Inc. 2,988 29,462
Berkshire Hills Bancorp, Inc. 7,553 197,058
Blue Foundry Bancorp* 3,416 31,427
Bridgewater Bancshares,
Inc.*(a) 3,591 49,879
Brookline Bancorp, Inc. 14,892 162,323
Burke & Herbert Financial
Services Corp. 2,344 131,522
Business First Bancshares,
Inc. 4,431 107,895
Byline Bancorp, Inc. 5,918 154,815
Cadence Bank 25,429 772,024
California BanCorp* 4,168 59,727
Camden National Corp.(a) 3,184 128,856
Capital Bancorp, Inc. 1,938 54,904
Capital City Bank Group, Inc. 2,575 92,597
Capitol Federal Financial, Inc.
(a) 20,952 117,331
Carter Bankshares, Inc.* 4,442 71,872
Cathay General Bancorp 10,762 463,089
Central Pacific Financial Corp. 3,784 102,319
Chemung Financial Corp. 688 32,728

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Banks
ChoiceOne Financial Services,
Inc.(a) 1,575 45,313
Citizens & Northern Corp. 2,793 56,195
Citizens Financial Services,
Inc.(a) 894 51,897
City Holding Co.(a) 2,467 289,798
Civista Bancshares, Inc. 3,098 60,535
CNB Financial Corp. 4,088 90,958
Coastal Financial Corp.* 2,175 196,642
Colony Bankcorp, Inc. 3,190 51,518
Columbia Financial, Inc.*(a) 4,683 70,245
Community Financial System,
Inc. 8,846 502,984
Community Trust Bancorp, Inc. 3,057 153,951
Community West Bancshares 3,072 56,771
ConnectOne Bancorp, Inc.(a) 6,569 159,692
Customers Bancorp, Inc.* 5,141 258,078
CVB Financial Corp.(a) 23,359 431,207
Dime Community Bancshares,
Inc.(a) 6,969 194,296
Eagle Bancorp, Inc. 5,141 107,961
Eastern Bankshares, Inc. 34,878 571,999
Enterprise Bancorp, Inc. 1,950 75,913
Enterprise Financial Services
Corp. 6,715 360,864
Equity Bancshares, Inc., Class
A 2,929 115,403
Esquire Financial Holdings,
Inc.(a) 1,321 99,577
ESSA Bancorp, Inc. 1,672 31,517
Farmers & Merchants
Bancorp, Inc. 2,483 59,369
Farmers National Banc Corp. 6,916 90,254
FB Financial Corp. 6,647 308,155
Fidelity D&D Bancorp, Inc. 857 35,660
Financial Institutions, Inc.(a) 3,481 86,886
First Bancorp(a) 31,577 745,767
First Bancorp, Inc. (The) 2,094 51,764
First Bancshares, Inc. (The) 5,582 188,727
First Bank 4,076 60,366
First Busey Corp. 15,091 325,966
First Business Financial
Services, Inc. 1,593 75,110
First Commonwealth Financial
Corp. 16,947 263,356
First Community Bankshares,
Inc. 3,268 123,171
First Financial Bancorp 15,895 397,057
First Financial Bankshares,
Inc. 22,862 821,203
First Financial Corp. 2,244 109,911
First Financial Northwest, Inc. 1,219 27,623
First Foundation, Inc.(a) 10,827 56,192
First Internet Bancorp 1,450 38,831
First Interstate BancSystem,
Inc., Class A 14,841 425,195
First Merchants Corp. 10,608 428,988
First Mid Bancshares, Inc. 4,237 147,871
First of Long Island Corp.
(The) 4,705 58,107
First Western Financial, Inc.* 1,380 27,117
Common Stocks
Shares Value ($)
Banks
Five Star Bancorp(a) 3,072 85,402
Flagstar Financial, Inc.(a) 44,625 518,542
Flushing Financial Corp. 5,381 68,339
FS Bancorp, Inc. 1,342 51,009
Fulton Financial Corp. 28,202 510,174
FVCBankcorp, Inc.* 2,595 27,429
German American Bancorp,
Inc. 5,364 201,150
Glacier Bancorp, Inc.(a) 20,115 889,485
Great Southern Bancorp, Inc.
(a) 1,658 91,803
Greene County Bancorp, Inc. 1,395 33,633
Guaranty Bancshares, Inc. 1,440 57,643
Hancock Whitney Corp. 15,888 833,326
Hanmi Financial Corp. 4,070 92,226
HarborOne Bancorp, Inc. 6,555 67,975
HBT Financial, Inc. 2,659 59,588
Heritage Commerce Corp. 11,385 108,385
Heritage Financial Corp. 5,224 127,100
Hilltop Holdings, Inc. 8,350 254,257
Hingham Institution for
Savings(a) 290 68,962
Home Bancorp, Inc. 1,439 64,467
Home BancShares, Inc. 33,552 948,515
HomeStreet, Inc.* 2,965 34,809
HomeTrust Bancshares, Inc. 2,829 96,978
Hope Bancorp, Inc. 20,134 210,803
Horizon Bancorp, Inc. 7,845 118,303
Independent Bank Corp.(a) 10,899 562,360
International Bancshares Corp. 9,732 613,700
Investar Holding Corp. 1,782 31,381
John Marshall Bancorp, Inc. 2,281 37,682
Kearny Financial Corp. 10,426 65,267
Lakeland Financial Corp.(a) 4,220 250,837
LCNB Corp. 2,456 36,324
LINKBANCORP, Inc. 3,402 23,066
Live Oak Bancshares, Inc. 6,241 166,385
Mercantile Bank Corp. 2,980 129,451
Metrocity Bankshares, Inc. 3,506 96,660
Metropolitan Bank Holding
Corp.* 1,941 108,677
Mid Penn Bancorp, Inc. 3,233 83,767
Middlefield Banc Corp.(a) 1,398 39,074
Midland States Bancorp, Inc. 3,698 63,310
MidWestOne Financial Group,
Inc. 3,474 102,865
MVB Financial Corp. 2,183 37,810
National Bank Holdings Corp.,
Class A 6,090 233,064
National Bankshares, Inc.(a) 1,074 28,601
NB Bancorp, Inc.*(a) 6,832 123,454
NBT Bancorp, Inc. 7,748 332,389
Nicolet Bankshares, Inc. 2,388 260,196
Northeast Bank 1,295 118,544
Northeast Community
Bancorp, Inc. 2,554 59,866
Northfield Bancorp, Inc. 7,277 79,392
Northrim Bancorp, Inc. 1,045 76,515
Northwest Bancshares, Inc. 20,905 251,278
Norwood Financial Corp. 1,634 39,494
Oak Valley Bancorp 1,116 27,855
OceanFirst Financial Corp. 10,626 180,748

124 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
OFG Bancorp 7,726 309,195
Old National Bancorp(a) 56,046 1,187,615
Old Second Bancorp, Inc. 7,896 131,389
Orange County Bancorp, Inc. 1,886 44,114
Origin Bancorp, Inc.(a) 5,282 183,127
Orrstown Financial Services,
Inc. 3,350 100,533
Pacific Premier Bancorp, Inc. 16,130 343,892
Park National Corp. 2,618 396,365
Parke Bancorp, Inc. 2,026 38,170
Pathward Financial, Inc. 4,100 299,095
PCB Bancorp 2,268 42,434
Peapack-Gladstone Financial
Corp. 3,168 89,971
Peoples Bancorp of North
Carolina, Inc. 839 22,854
Peoples Bancorp, Inc. 6,603 195,845
Peoples Financial Services
Corp. 1,604 71,330
Pioneer Bancorp, Inc.* 2,248 26,324
Plumas Bancorp 970 41,972
Ponce Financial Group, Inc.* 2,998 37,985
Preferred Bank(a) 1,239 103,655
Primis Financial Corp. 3,509 34,283
Princeton Bancorp, Inc. 996 30,428
Provident Bancorp, Inc.* 2,598 29,825
Provident Financial Services,
Inc. 19,954 342,610
QCR Holdings, Inc. 2,941 209,752
RBB Bancorp 3,256 53,724
Red River Bancshares, Inc. 791 40,855
Renasant Corp.(a) 10,185 345,577
Republic Bancorp, Inc., Class
A 1,630 104,027
S&T Bancorp, Inc. 6,044 223,930
Sandy Spring Bancorp, Inc. 8,342 233,159
Seacoast Banking Corp. of
Florida(a) 14,220 365,881
ServisFirst Bancshares, Inc.(a) 8,910 735,966
Shore Bancshares, Inc. 5,509 74,592
Sierra Bancorp 2,567 71,568
Simmons First National Corp.,
Class A 20,894 428,954
SmartFinancial, Inc. 3,045 94,639
South Plains Financial, Inc. 2,410 79,819
Southern First Bancshares,
Inc.* 1,282 42,203
Southern Missouri Bancorp,
Inc. 1,732 90,099
Southern States Bancshares,
Inc. 1,508 53,911
Southside Bancshares, Inc. 4,810 139,298
SouthState Corp.(a) 17,322 1,607,828
Stellar Bancorp, Inc.(a) 8,761 242,329
Sterling Bancorp, Inc.*(a) 3,556 17,211
Stock Yards Bancorp, Inc.(a) 4,743 327,552
Texas Capital Bancshares,
Inc.* 8,351 623,820
Third Coast Bancshares, Inc.* 2,127 70,978
Timberland Bancorp, Inc. 1,353 40,793
Tompkins Financial Corp. 2,344 147,625
Common Stocks
Shares Value ($)
Banks
Towne Bank(a) 12,761 436,299
TriCo Bancshares 5,844 233,585
Triumph Financial, Inc.* 3,897 225,247
TrustCo Bank Corp. 2,956 90,099
Trustmark Corp. 10,170 350,763
UMB Financial Corp. 12,125 1,225,837
United Bankshares, Inc. 23,149 802,576
United Community Banks, Inc. 19,448 547,072
Unity Bancorp, Inc. 1,469 59,788
Univest Financial Corp. 5,600 158,816
USCB Financial Holdings, Inc.
(a) 2,081 38,623
Valley National Bancorp 83,611 743,302
Veritex Holdings, Inc. 8,840 220,735
Virginia National Bankshares
Corp. 841 30,343
WaFd, Inc.(a) 13,455 384,544
Washington Trust Bancorp,
Inc. 3,336 102,949
WesBanco, Inc. 15,543 481,211
West Bancorp, Inc. 2,979 59,401
Westamerica Bancorp 4,438 224,696
WSFS Financial Corp.(a) 9,878 512,372
45,280,792
Beverages 0.4%
MGP Ingredients, Inc.(a) 2,455 72,128
National Beverage Corp. 4,069 169,026
Primo Brands Corp., Class A 34,894 1,238,388
Vita Coco Co., Inc. (The)*(a) 6,808 208,665
1,688,207
Biotechnology 8.0%
2seventy bio, Inc.* 9,313 46,006
4D Molecular Therapeutics,
Inc.*(a) 8,732 28,204
89bio, Inc.* 19,623 142,659
Absci Corp.*(a) 13,547 34,003
ACADIA Pharmaceuticals,
Inc.*(a) 21,038 349,441
ACELYRIN, Inc.* 13,191 32,582
Achieve Life Sciences, Inc.* 5,698 15,214
Acrivon Therapeutics, Inc.*(a) 2,378 4,827
Actinium Pharmaceuticals,
Inc.*(a) 6,009 9,675
Acumen Pharmaceuticals,
Inc.* 6,975 7,673
ADC Therapeutics SA*(a) 14,621 20,616
ADMA Biologics, Inc.* 40,211 797,786
Adverum Biotechnologies,
Inc.*(a) 3,490 15,251
Aerovate Therapeutics,
Inc.*(a) 1,797 4,510
Agenus, Inc.*(a) 3,412 5,135
Agios Pharmaceuticals, Inc.* 9,858 288,839
Akebia Therapeutics, Inc.*(a) 38,309 73,553
Akero Therapeutics, Inc.* 13,063 528,790
Aldeyra Therapeutics, Inc.* 9,436 54,257
Alector, Inc.* 13,530 16,642
Alkermes plc* 28,268 933,409
Allogene Therapeutics, Inc.*(a) 22,084 32,243
Altimmune, Inc.*(a) 13,107 65,535
ALX Oncology Holdings, Inc.* 5,639 3,513

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Biotechnology
Amicus Therapeutics, Inc.* 51,045 416,527
AnaptysBio, Inc.*(a) 3,541 65,827
Anavex Life Sciences
Corp.*(a) 13,523 116,027
Anika Therapeutics, Inc.* 2,320 34,870
Annexon, Inc.*(a) 17,992 34,725
Apogee Therapeutics, Inc.*(a) 6,557 244,970
Applied Therapeutics, Inc.*(a) 17,316 8,466
Arbutus Biopharma Corp.*(a) 25,671 89,592
Arcellx, Inc.*(a) 7,599 498,494
Arcturus Therapeutics
Holdings, Inc.*(a) 4,359 46,162
Arcus Biosciences, Inc.* 9,758 76,600
Arcutis Biotherapeutics,
Inc.*(a) 18,623 291,264
Ardelyx, Inc.* 41,491 203,721
ArriVent Biopharma, Inc.*(a) 5,163 95,464
Arrowhead Pharmaceuticals,
Inc.*(a) 21,246 270,674
ARS Pharmaceuticals, Inc.*(a) 8,833 111,119
Artiva Biotherapeutics, Inc.*(a) 2,340 7,020
Astria Therapeutics, Inc.*(a) 8,307 44,359
Atossa Therapeutics, Inc.*(a) 21,317 14,344
Aura Biosciences, Inc.*(a) 8,464 49,599
Aurinia Pharmaceuticals, Inc.* 23,840 191,674
Avidity Biosciences, Inc.*(a) 19,891 587,182
Avita Medical, Inc.*(a) 4,722 38,437
Beam Therapeutics, Inc.*(a) 16,119 314,804
Bicara Therapeutics, Inc.*(a) 3,354 43,703
BioCryst Pharmaceuticals,
Inc.*(a) 36,090 270,675
Biohaven Ltd.* 15,137 363,893
Biomea Fusion, Inc.*(a) 5,189 11,053
Black Diamond Therapeutics,
Inc.*(a) 6,287 9,745
Bluebird Bio, Inc.*(a) 1,507 7,354
Blueprint Medicines Corp.*(a) 11,187 990,161
Boundless Bio, Inc.*(a) 2,423 3,659
Bridgebio Pharma, Inc.* 24,602 850,491
C4 Therapeutics, Inc.*(a) 9,929 15,886
Cabaletta Bio, Inc.* 7,252 10,044
CAMP4 Therapeutics Corp.* 1,697 6,788
Candel Therapeutics, Inc.*(a) 5,026 28,397
Capricor Therapeutics, Inc.*(a) 6,489 61,581
Cardiff Oncology, Inc.*(a) 10,188 31,990
CareDx, Inc.*(a) 8,822 156,591
Cargo Therapeutics, Inc.* 5,875 23,911
Caribou Biosciences, Inc.*(a) 12,763 11,654
Cartesian Therapeutics,
Inc.*(a) 1,777 23,421
Catalyst Pharmaceuticals,
Inc.* 19,681 477,264
Celcuity, Inc.*(a) 5,607 56,687
Celldex Therapeutics, Inc.*(a) 11,415 207,182
Century Therapeutics, Inc.*(a) 7,616 3,625
CervoMed, Inc.* 921 8,427
CG oncology, Inc.*(a) 9,447 231,357
Cibus, Inc., Class A*(a) 2,497 4,669
Climb Bio, Inc.*(a) 4,967 6,060
Cogent Biosciences, Inc.*(a) 16,299 97,631
Coherus Biosciences, Inc.*(a) 18,551 14,971
Common Stocks
Shares Value ($)
Biotechnology
Compass Therapeutics,
Inc.*(a) 16,365 31,094
Corbus Pharmaceuticals
Holdings, Inc.*(a) 2,386 12,670
Crinetics Pharmaceuticals,
Inc.*(a) 16,030 537,646
Cullinan Therapeutics, Inc.* 8,930 67,600
Cytokinetics, Inc.*(a) 20,083 807,136
Day One Biopharmaceuticals,
Inc.* 9,296 73,717
Denali Therapeutics, Inc.*(a) 22,120 300,721
Design Therapeutics, Inc.* 5,207 20,099
Dianthus Therapeutics, Inc.*(a) 4,285 77,730
Disc Medicine, Inc.*(a) 4,001 198,610
Dynavax Technologies
Corp.*(a) 23,189 300,761
Dyne Therapeutics, Inc.* 14,609 152,810
Editas Medicine, Inc.*(a) 14,058 16,307
Elevation Oncology, Inc.*(a) 8,633 2,237
Enanta Pharmaceuticals, Inc.* 3,672 20,269
Entrada Therapeutics, Inc.*(a) 4,282 38,709
Erasca, Inc.*(a) 30,381 41,622
Fate Therapeutics, Inc.*(a) 16,839 13,304
Fennec Pharmaceuticals,
Inc.*(a) 3,757 22,880
Fibrobiologics, Inc.*(a) 4,151 3,736
Foghorn Therapeutics, Inc.*(a) 4,618 16,856
Generation Bio Co.* 10,268 4,159
Geron Corp.* 102,806 163,462
Greenwich Lifesciences,
Inc.*(a) 984 9,387
Gyre Therapeutics, Inc.*(a) 1,158 8,940
Halozyme Therapeutics,
Inc.*(a) 21,881 1,396,227
Heron Therapeutics, Inc.*(a) 19,788 43,534
HilleVax, Inc.*(a) 5,242 7,601
Humacyte, Inc.*(a) 14,987 25,553
Ideaya Biosciences, Inc.*(a) 15,150 248,157
IGM Biosciences, Inc.* 2,467 2,837
ImmunityBio, Inc.*(a) 28,088 84,545
Immunome, Inc.*(a) 12,395 83,418
Immunovant, Inc.*(a) 10,155 173,549
Inhibrx Biosciences, Inc.*(a) 1,907 26,679
Inmune Bio, Inc.*(a) 2,083 16,268
Inovio Pharmaceuticals,
Inc.*(a) 4,329 7,056
Inozyme Pharma, Inc.*(a) 9,246 8,414
Insmed, Inc.* 30,181 2,302,508
Intellia Therapeutics, Inc.*(a) 17,982 127,852
Invivyd, Inc.*(a) 13,274 8,035
Iovance Biotherapeutics,
Inc.*(a) 48,374 161,085
Ironwood Pharmaceuticals,
Inc., Class A* 24,815 36,478
iTeos Therapeutics, Inc.* 4,649 27,755
Janux Therapeutics, Inc.*(a) 5,537 149,499
Jasper Therapeutics, Inc.*(a) 1,899 8,166
KalVista Pharmaceuticals,
Inc.* 6,432 74,225
Keros Therapeutics, Inc.*(a) 5,925 60,376

126 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Kiniksa Pharmaceuticals
International plc, Class A* 6,780 150,584
Kodiak Sciences, Inc.*(a) 5,915 16,592
Korro Bio, Inc.*(a) 1,028 17,897
Krystal Biotech, Inc.*(a) 4,315 777,995
Kura Oncology, Inc.* 12,698 83,807
Kymera Therapeutics, Inc.*(a) 8,295 227,034
Kyverna Therapeutics, Inc.*(a) 5,193 10,022
Larimar Therapeutics, Inc.*(a) 7,060 15,179
Lexeo Therapeutics, Inc.*(a) 4,021 13,953
Lexicon Pharmaceuticals,
Inc.*(a) 20,767 9,569
Lineage Cell Therapeutics,
Inc.*(a) 26,695 12,055
Lyell Immunopharma, Inc.*(a) 28,216 15,180
MacroGenics, Inc.* 9,416 11,958
Madrigal Pharmaceuticals,
Inc.*(a) 3,138 1,039,400
MannKind Corp.* 47,654 239,700
MeiraGTx Holdings plc*(a) 8,664 58,742
Mersana Therapeutics, Inc.* 20,534 7,068
Metagenomi, Inc.* 5,069 6,894
Metsera, Inc.*(a) 2,706 73,657
MiMedx Group, Inc.* 21,032 159,843
Mineralys Therapeutics, Inc.* 4,933 78,336
Mirum Pharmaceuticals,
Inc.*(a) 7,042 317,242
Monte Rosa Therapeutics,
Inc.*(a) 7,040 32,666
Myriad Genetics, Inc.* 15,916 141,175
Neurogene, Inc.*(a) 1,863 21,816
Nkarta, Inc.*(a) 8,883 16,345
Novavax, Inc.*(a) 27,222 174,493
Nurix Therapeutics, Inc.*(a) 13,194 156,745
Nuvalent, Inc., Class A*(a) 6,212 440,555
Ocugen, Inc.*(a) 54,954 38,814
Olema Pharmaceuticals,
Inc.*(a) 6,707 25,218
Organogenesis Holdings, Inc.,
Class A*(a) 11,908 51,443
ORIC Pharmaceuticals,
Inc.*(a) 11,210 62,552
Outlook Therapeutics, Inc.* 2,748 3,353
Ovid therapeutics, Inc.* 8,507 2,653
PepGen, Inc.*(a) 2,586 3,633
Perspective Therapeutics,
Inc.*(a) 9,349 19,913
Praxis Precision Medicines,
Inc.*(a) 3,033 114,860
Precigen, Inc.*(a) 25,404 37,852
Prelude Therapeutics, Inc.* 1,794 1,378
Prime Medicine, Inc.*(a) 9,465 18,835
ProKidney Corp., Class A*(a) 17,538 15,367
Protagonist Therapeutics, Inc.* 10,388 502,364
Prothena Corp. plc*(a) 7,159 88,593
PTC Therapeutics, Inc.* 13,265 675,984
Puma Biotechnology, Inc.* 6,989 20,687
Pyxis Oncology, Inc.*(a) 8,102 7,939
Q32 Bio, Inc.* 1,042 1,719
RAPT Therapeutics, Inc.*(a) 4,409 5,379
Common Stocks
Shares Value ($)
Biotechnology
Recursion Pharmaceuticals,
Inc., Class A*(a) 43,893 232,194
REGENXBIO, Inc.*(a) 7,744 55,370
Regulus Therapeutics, Inc.*(a) 10,371 18,149
Relay Therapeutics, Inc.* 21,459 56,223
Renovaro, Inc.*(a) 19,878 10,798
Replimune Group, Inc.*(a) 11,989 116,893
Revolution Medicines, Inc.*(a) 29,825 1,054,612
Rhythm Pharmaceuticals,
Inc.*(a) 9,556 506,181
Rigel Pharmaceuticals, Inc.* 3,098 55,733
Rocket Pharmaceuticals,
Inc.*(a) 13,575 90,545
Sage Therapeutics, Inc.* 9,309 74,007
Sana Biotechnology, Inc.*(a) 23,769 39,932
Savara, Inc.*(a) 19,768 54,757
Scholar Rock Holding
Corp.*(a) 14,094 453,122
Sera Prognostics, Inc., Class
A* 4,558 16,773
Shattuck Labs, Inc.* 6,707 6,372
Skye Bioscience, Inc.* 2,849 4,530
Soleno Therapeutics, Inc.*(a) 4,511 322,311
Solid Biosciences, Inc.*(a) 3,832 14,178
SpringWorks Therapeutics,
Inc.* 12,014 530,178
Spyre Therapeutics, Inc.* 6,994 112,848
Stoke Therapeutics, Inc.* 5,995 39,867
Summit Therapeutics, Inc.*(a) 16,361 315,604
Sutro Biopharma, Inc.* 13,711 8,920
Syndax Pharmaceuticals, Inc.* 14,469 177,752
Tango Therapeutics, Inc.* 7,502 10,278
Taysha Gene Therapies,
Inc.*(a) 30,981 43,064
Tenaya Therapeutics, Inc.* 10,800 6,157
Tevogen Bio Holdings, Inc.*(a) 8,625 9,315
TG Therapeutics, Inc.*(a) 24,360 960,515
Tourmaline Bio, Inc.*(a) 4,252 64,673
Travere Therapeutics, Inc.*(a) 14,745 264,230
TScan Therapeutics, Inc.* 6,399 8,831
Twist Bioscience Corp.*(a) 10,298 404,299
Tyra Biosciences, Inc.*(a) 3,406 31,676
Upstream Bio, Inc.* 3,019 18,476
UroGen Pharma Ltd.*(a) 6,463 71,481
Vanda Pharmaceuticals, Inc.* 10,528 48,324
Vaxcyte, Inc.*(a) 21,734 820,676
Vera Therapeutics, Inc., Class
A*(a) 7,823 187,908
Veracyte, Inc.*(a) 13,595 403,092
Verastem, Inc.*(a) 6,442 38,845
Vericel Corp.* 8,621 384,669
Verve Therapeutics, Inc.* 11,905 54,406
Vir Biotechnology, Inc.*(a) 15,965 103,453
Viridian Therapeutics, Inc.*(a) 12,869 173,474
Voyager Therapeutics, Inc.*(a) 7,884 26,648
Werewolf Therapeutics,
Inc.*(a) 4,951 4,813
X4 Pharmaceuticals, Inc.*(a) 28,042 6,629
XBiotech, Inc.* 4,464 14,463
Xencor, Inc.* 11,794 125,488
XOMA Royalty Corp.* 1,291 25,730
Y-mAbs Therapeutics, Inc.*(a) 6,653 29,473

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Biotechnology
Zenas Biopharma, Inc.*(a) 2,636 20,824
Zentalis Pharmaceuticals, Inc.* 9,384 14,921
Zura Bio Ltd., Class A*(a) 7,341 9,470
Zymeworks, Inc.*(a) 9,644 114,860
34,307,481
Broadline Retail 0.0%
†
1stdibs.com, Inc.* 4,178 12,701
Groupon, Inc., Class A*(a) 3,852 72,302
Savers Value Village, Inc.*(a) 4,134 28,525
113,528
Building Products 1.4%
American Woodmark Corp.* 2,647 155,723
Apogee Enterprises, Inc. 3,858 178,741
AZZ, Inc.(a) 5,134 429,254
Caesarstone Ltd.* 3,237 7,866
CSW Industrials, Inc. 2,940 857,069
Gibraltar Industries, Inc.* 5,367 314,828
Griffon Corp.(a) 6,908 493,922
Insteel Industries, Inc.(a) 3,131 82,345
Janus International Group,
Inc.*(a) 23,601 169,927
JELD-WEN Holding, Inc.*(a) 14,511 86,631
Masterbrand, Inc.* 22,256 290,663
Quanex Building Products
Corp.(a) 8,373 155,654
Resideo Technologies, Inc.* 25,973 459,722
Tecnoglass, Inc.(a) 3,921 280,548
UFP Industries, Inc.(a) 10,487 1,122,529
Zurn Elkay Water Solutions
Corp. 25,135 828,952
5,914,374
Capital Markets 1.8%
Acadian Asset Management,
Inc. 4,869 125,912
AlTi Global, Inc.*(a) 5,825 17,708
Artisan Partners Asset
Management, Inc., Class A 10,930 427,363
B. Riley Financial, Inc. 3,516 13,607
BGC Group, Inc., Class A 55,717 510,925
Cohen & Steers, Inc. 4,940 396,435
Diamond Hill Investment
Group, Inc. 509 72,706
DigitalBridge Group, Inc.(a) 28,081 247,674
Donnelley Financial Solutions,
Inc.*(a) 4,923 215,184
Forge Global Holdings, Inc.*(a) 17,009 9,559
GCM Grosvenor, Inc., Class
A(a) 8,234 108,936
Hamilton Lane, Inc., Class A(a) 6,942 1,032,067
MarketWise, Inc.(a) 5,364 2,648
Moelis & Co., Class A 9,720 567,259
Open Lending Corp.* 17,074 47,124
P10, Inc., Class A(a) 5,682 66,764
Patria Investments Ltd., Class
A(a) 10,236 115,564
Perella Weinberg Partners,
Class A 9,528 175,315
Piper Sandler Cos. 3,116 771,709
PJT Partners, Inc., Class A(a) 4,199 578,958
Common Stocks
Shares Value ($)
Capital Markets
Silvercrest Asset Management
Group, Inc., Class A 1,945 31,820
StepStone Group, Inc., Class
A 11,713 611,770
StoneX Group, Inc.* 7,707 588,661
Value Line, Inc. 139 5,375
Victory Capital Holdings, Inc.,
Class A 7,542 436,456
Virtus Investment Partners,
Inc. 1,230 212,003
WisdomTree, Inc. 23,662 211,065
7,600,567
Chemicals 1.6%
AdvanSix, Inc. 4,627 104,802
American Vanguard Corp. 4,232 18,621
Arq, Inc.* 5,544 23,119
ASP Isotopes, Inc.*(a) 9,485 44,485
Aspen Aerogels, Inc.*(a) 10,935 69,875
Avient Corp. 15,959 593,036
Balchem Corp. 5,608 930,928
Cabot Corp. 9,311 774,117
Core Molding Technologies,
Inc.* 1,260 19,152
Ecovyst, Inc.*(a) 20,294 125,823
Hawkins, Inc.(a) 3,435 363,835
HB Fuller Co. 9,585 537,910
Ingevity Corp.* 6,309 249,773
Innospec, Inc. 4,385 415,479
Intrepid Potash, Inc.* 1,759 51,697
Koppers Holdings, Inc. 3,439 96,292
Kronos Worldwide, Inc.(a) 3,942 29,486
LSB Industries, Inc.*(a) 9,709 63,982
Mativ Holdings, Inc. 9,761 60,811
Minerals Technologies, Inc. 5,620 357,263
Northern Technologies
International Corp. 1,223 12,731
Orion SA 10,056 130,024
Perimeter Solutions, Inc.*(a) 23,605 237,702
PureCycle Technologies,
Inc.*(a) 21,549 149,119
Quaker Chemical Corp.(a) 2,458 303,833
Rayonier Advanced Materials,
Inc.* 11,131 64,003
Sensient Technologies Corp. 7,315 544,456
Stepan Co. 3,701 203,703
Tronox Holdings plc 20,993 147,791
Valhi, Inc. 582 9,458
6,733,306
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 10,981 520,060
ACCO Brands Corp. 16,000 67,040
ACV Auctions, Inc., Class
A*(a) 26,100 367,749
Bridger Aerospace Group
Holdings, Inc.*(a) 2,710 3,062
BrightView Holdings, Inc.* 10,801 138,685
Brink's Co. (The) 7,701 663,518
Casella Waste Systems, Inc.,
Class A* 10,863 1,211,333
CECO Environmental
Corp.*(a) 5,275 120,270

128 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Cimpress plc*(a) 3,000 135,690
CompX International, Inc. 302 6,257
CoreCivic, Inc.* 19,216 389,893
Deluxe Corp. 7,709 121,879
Driven Brands Holdings,
Inc.*(a) 10,638 182,335
Ennis, Inc. 3,925 78,853
Enviri Corp.* 13,396 89,083
GEO Group, Inc. (The)* 22,451 655,794
Healthcare Services Group,
Inc.* 13,222 133,278
HNI Corp. 8,408 372,895
Interface, Inc., Class A 10,245 203,261
LanzaTech Global, Inc.*(a) 18,273 4,424
Liquidity Services, Inc.*(a) 3,840 119,078
Matthews International Corp.,
Class A(a) 5,400 120,096
MillerKnoll, Inc.(a) 11,925 228,245
Montrose Environmental
Group, Inc.*(a) 5,573 79,471
NL Industries, Inc. 1,817 14,354
OPENLANE, Inc.*(a) 18,551 357,663
Perma-Fix Environmental
Services, Inc.*(a) 2,774 20,167
Pitney Bowes, Inc. 17,361 157,117
Pursuit Attractions and
Hospitality, Inc.*(a) 3,674 130,023
Quad/Graphics, Inc. 6,241 34,014
Quest Resource Holding
Corp.*(a) 2,642 6,869
Steelcase, Inc., Class A 16,536 181,235
UniFirst Corp. 2,654 461,796
Virco Mfg. Corp. 2,381 22,524
VSE Corp.(a) 3,121 374,489
7,772,500
Communications Equipment 0.6%
ADTRAN Holdings, Inc.* 13,735 119,769
Applied Optoelectronics,
Inc.*(a) 7,628 117,090
Aviat Networks, Inc.* 2,086 39,989
Calix, Inc.* 10,559 374,211
Clearfield, Inc.*(a) 2,067 61,431
CommScope Holding Co.,
Inc.* 37,828 200,867
Digi International, Inc.* 6,319 175,858
Extreme Networks, Inc.* 22,469 297,265
Harmonic, Inc.* 19,394 185,988
NETGEAR, Inc.* 4,900 119,854
NetScout Systems, Inc.* 12,284 258,087
Ribbon Communications, Inc.* 16,675 65,366
Viasat, Inc.*(a) 21,300 221,946
Viavi Solutions, Inc.* 38,576 431,665
2,669,386
Construction & Engineering 1.5%
Ameresco, Inc., Class A*(a) 5,749 69,448
Arcosa, Inc.(a) 8,462 652,589
Argan, Inc. 2,217 290,804
Bowman Consulting Group
Ltd., Class A* 2,181 47,611
Centuri Holdings, Inc.* 2,921 47,875
Common Stocks
Shares Value ($)
Construction & Engineering
Concrete Pumping Holdings,
Inc. 3,608 19,700
Construction Partners, Inc.,
Class A*(a) 8,092 581,572
Dycom Industries, Inc.* 4,966 756,520
Fluor Corp.* 30,094 1,077,967
Granite Construction, Inc.(a) 7,810 588,874
Great Lakes Dredge & Dock
Corp.* 11,685 101,660
IES Holdings, Inc.*(a) 1,438 237,428
Limbach Holdings, Inc.*(a) 1,816 135,238
Matrix Service Co.* 4,470 55,562
MYR Group, Inc.* 2,826 319,592
Northwest Pipe Co.* 1,702 70,293
Orion Group Holdings, Inc.* 6,389 33,414
Primoris Services Corp. 9,366 537,702
Southland Holdings, Inc.*(a) 851 2,545
Sterling Infrastructure, Inc.* 5,262 595,711
Tutor Perini Corp.* 7,648 177,281
6,399,386
Construction Materials 0.3%
Knife River Corp.*(a) 10,039 905,618
Smith-Midland Corp.*(a) 734 22,805
United States Lime & Minerals,
Inc. 1,859 164,299
1,092,722
Consumer Finance 0.9%
Atlanticus Holdings Corp.* 1,019 52,122
Bread Financial Holdings, Inc. 4,254 213,040
Consumer Portfolio Services,
Inc.* 1,397 12,112
Dave, Inc.*(a) 1,416 117,047
Encore Capital Group, Inc.* 4,198 143,907
Enova International, Inc.* 4,433 428,051
FirstCash Holdings, Inc. 6,782 816,010
Green Dot Corp., Class A* 6,983 58,937
LendingClub Corp.* 19,575 202,014
LendingTree, Inc.* 1,765 88,727
Medallion Financial Corp. 3,469 30,215
Moneylion, Inc.* 1,551 134,177
Navient Corp.(a) 14,051 177,464
Nelnet, Inc., Class A 2,564 284,425
NerdWallet, Inc., Class A*(a) 6,349 57,458
OppFi, Inc.(a) 3,134 29,146
PRA Group, Inc.* 7,020 144,752
PROG Holdings, Inc. 7,334 195,084
Regional Management Corp. 1,483 44,653
Upstart Holdings, Inc.* 14,046 646,537
World Acceptance Corp.* 652 82,511
3,958,389
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The) 5,774 247,878
Chefs' Warehouse, Inc.
(The)*(a) 6,180 336,563
Guardian Pharmacy Services,
Inc., Class A*(a) 1,402 29,806
HF Foods Group, Inc.* 6,626 32,467
Ingles Markets, Inc., Class
A(a) 2,545 165,756

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Natural Grocers by Vitamin
Cottage, Inc. 1,703 68,461
PriceSmart, Inc.(a) 4,441 390,142
SpartanNash Co. 5,930 120,142
Sprouts Farmers Market, Inc.* 17,650 2,694,096
United Natural Foods, Inc.* 10,360 283,760
Village Super Market, Inc.,
Class A 1,474 56,027
Weis Markets, Inc.(a) 2,847 219,361
4,644,459
Containers & Packaging 0.3%
Ardagh Metal Packaging SA(a) 24,123 72,852
Greif, Inc., Class A 4,678 257,244
Greif, Inc., Class B 779 46,179
Myers Industries, Inc. 6,469 77,175
O-I Glass, Inc.* 27,490 315,310
Pactiv Evergreen, Inc. 7,316 131,761
Ranpak Holdings Corp., Class
A*(a) 7,448 40,368
TriMas Corp.(a) 7,140 167,290
1,108,179
Distributors 0.0%
†
A-Mark Precious Metals, Inc. 3,104 78,748
GigaCloud Technology, Inc.,
Class A*(a) 3,933 55,849
Weyco Group, Inc. 1,090 33,223
167,820
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.*(a) 6,596 663,821
American Public Education,
Inc.* 2,642 58,969
Carriage Services, Inc., Class
A 2,452 95,015
Chegg, Inc.* 18,431 11,781
Coursera, Inc.* 24,582 163,716
European Wax Center, Inc.,
Class A*(a) 5,864 23,163
Frontdoor, Inc.* 13,542 520,284
Graham Holdings Co., Class B 568 545,769
KinderCare Learning Cos.,
Inc.*(a) 4,922 57,046
Laureate Education, Inc.* 23,036 471,086
Lincoln Educational Services
Corp.* 4,379 69,495
Mister Car Wash, Inc.*(a) 16,938 133,641
Nerdy, Inc.*(a) 15,606 22,161
OneSpaWorld Holdings Ltd. 17,489 293,640
Perdoceo Education Corp. 10,046 252,958
Strategic Education, Inc. 3,917 328,871
Stride, Inc.*(a) 7,465 944,323
Udemy, Inc.* 15,886 123,275
Universal Technical Institute,
Inc.* 8,119 208,496
4,987,510
Diversified REITs 0.7%
Alexander & Baldwin, Inc. 13,076 225,300
Alpine Income Property Trust,
Inc. 2,179 36,433
American Assets Trust, Inc. 8,673 174,674
Common Stocks
Shares Value ($)
Diversified REITs
Armada Hoffler Properties, Inc. 13,555 101,798
Broadstone Net Lease, Inc. 33,509 570,993
CTO Realty Growth, Inc. 4,908 94,774
Empire State Realty Trust,
Inc., Class A 23,846 186,476
Essential Properties Realty
Trust, Inc.(a) 30,811 1,005,671
Gladstone Commercial Corp.
(a) 7,296 109,294
Global Net Lease, Inc.(a) 35,809 287,904
One Liberty Properties, Inc. 3,209 84,300
2,877,617
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,754 64,196
AST SpaceMobile, Inc., Class
A*(a) 23,614 536,982
ATN International, Inc. 1,679 34,101
Bandwidth, Inc., Class A*(a) 4,392 57,535
Cogent Communications
Holdings, Inc. 7,681 470,922
Globalstar, Inc.*(a) 8,557 178,499
IDT Corp., Class B 2,631 134,997
Liberty Latin America Ltd.,
Class A*(a) 5,804 36,739
Liberty Latin America Ltd.,
Class C*(a) 21,837 135,608
Lumen Technologies, Inc.* 177,907 697,395
Shenandoah
Telecommunications Co.(a) 8,659 108,844
2,455,818
Electric Utilities 0.9%
ALLETE, Inc. 10,273 674,936
Genie Energy Ltd., Class B 2,208 33,230
Hawaiian Electric Industries,
Inc.* 30,474 333,690
MGE Energy, Inc.(a) 6,355 590,761
Otter Tail Corp.(a) 7,269 584,210
Portland General Electric Co. 18,338 817,875
TXNM Energy, Inc.(a) 15,721 840,759
3,875,461
Electrical Equipment 1.2%
Allient, Inc. 2,370 52,093
American Superconductor
Corp.* 6,306 114,391
Amprius Technologies, Inc.*(a) 768 2,058
Array Technologies, Inc.*(a) 26,548 129,289
Atkore, Inc.(a) 6,120 367,139
Blink Charging Co.*(a) 16,114 14,788
Bloom Energy Corp., Class
A*(a) 35,041 688,906
ChargePoint Holdings, Inc.*(a) 69,093 41,801
Energy Vault Holdings, Inc.*(a) 20,273 14,098
EnerSys 6,882 630,254
Enovix Corp.*(a) 28,971 212,647
Fluence Energy, Inc.*(a) 10,677 51,783
FuelCell Energy, Inc.*(a) 2,938 13,485
GrafTech International Ltd.*(a) 48,273 42,210
Hyliion Holdings Corp.*(a) 25,935 36,309
LSI Industries, Inc. 4,753 80,801
NANO Nuclear Energy, Inc.*(a) 4,296 113,672

130 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Net Power, Inc.*(a) 3,322 8,737
NEXTracker, Inc., Class A* 25,251 1,064,077
NuScale Power Corp., Class
A*(a) 15,850 224,436
Plug Power, Inc.*(a) 145,596 196,555
Powell Industries, Inc.(a) 1,642 279,682
Preformed Line Products
Co.(a) 436 61,079
SES AI Corp.*(a) 19,304 10,052
Shoals Technologies Group,
Inc., Class A* 29,081 96,549
SolarMax Technology, Inc.* 7,536 9,043
Stem, Inc.*(a) 28,826 10,098
Sunrun, Inc.*(a) 38,423 225,159
T1 Energy, Inc.*(a) 18,389 23,170
Thermon Group Holdings, Inc.* 5,647 157,269
TPI Composites, Inc.*(a) 8,323 6,708
Ultralife Corp.* 1,609 8,656
Vicor Corp.* 3,963 185,389
5,172,383
Electronic Equipment, Instruments & Components 2.9%
908 Devices, Inc.*(a) 4,627 20,729
Advanced Energy Industries,
Inc. 6,513 620,754
Aeva Technologies, Inc.*(a) 3,452 24,164
Arlo Technologies, Inc.* 17,366 171,402
Badger Meter, Inc.(a) 5,152 980,168
Bel Fuse, Inc., Class A 300 21,618
Bel Fuse, Inc., Class B(a) 1,837 137,518
Belden, Inc.(a) 7,149 716,687
Benchmark Electronics, Inc. 6,265 238,258
Climb Global Solutions, Inc. 773 85,617
CTS Corp. 5,226 217,140
Daktronics, Inc.*(a) 7,020 85,504
ePlus, Inc.* 4,656 284,156
Evolv Technologies Holdings,
Inc.*(a) 21,947 68,475
Fabrinet*(a) 6,370 1,258,139
FARO Technologies, Inc.* 3,284 89,653
Insight Enterprises, Inc.* 4,812 721,752
Itron, Inc.* 7,895 827,080
Kimball Electronics, Inc.* 4,502 74,058
Knowles Corp.* 14,751 224,215
Lightwave Logic, Inc.*(a) 21,088 21,615
Methode Electronics, Inc. 6,215 39,652
MicroVision, Inc.*(a) 37,824 46,902
Mirion Technologies, Inc.,
Class A* 36,259 525,755
Napco Security Technologies,
Inc.(a) 6,273 144,404
nLight, Inc.*(a) 8,414 65,377
Novanta, Inc.* 6,264 800,978
OSI Systems, Inc.*(a) 2,774 539,099
Ouster, Inc.* 8,285 74,399
PAR Technology Corp.*(a) 5,937 364,176
PC Connection, Inc. 2,169 135,389
Plexus Corp.* 4,739 607,208
Powerfleet, Inc. NJ*(a) 17,425 95,663
Richardson Electronics Ltd.(a) 1,780 19,865
Rogers Corp.* 3,287 221,971
Sanmina Corp.* 9,460 720,663
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
ScanSource, Inc.* 4,173 141,924
SmartRent, Inc., Class A*(a) 31,117 37,652
TTM Technologies, Inc.* 17,778 364,627
Vishay Intertechnology, Inc. 21,967 349,275
Vishay Precision Group,
Inc.*(a) 1,936 46,638
12,230,319
Energy Equipment & Services 2.0%
Archrock, Inc. 29,240 767,258
Aris Water Solutions, Inc.,
Class A 4,674 149,755
Atlas Energy Solutions, Inc.,
Class A(a) 12,958 231,171
Borr Drilling Ltd.(a) 41,264 90,368
Bristow Group, Inc., Class A* 4,357 137,594
Cactus, Inc., Class A 11,581 530,757
ChampionX Corp. 33,400 995,320
Core Laboratories, Inc.(a) 8,290 124,267
DMC Global, Inc.*(a) 3,291 27,710
Drilling Tools International
Corp.* 1,527 3,619
Expro Group Holdings NV* 16,500 164,010
Flowco Holdings, Inc., Class
A* 3,330 85,415
Forum Energy Technologies,
Inc.* 1,866 37,525
Geospace Technologies
Corp.*(a) 1,815 13,086
Helix Energy Solutions Group,
Inc.* 25,397 211,049
Helmerich & Payne, Inc. 17,121 447,201
Innovex International, Inc.*(a) 6,149 110,436
Kodiak Gas Services, Inc. 7,859 293,141
Liberty Energy, Inc., Class A 27,898 441,625
Mammoth Energy Services,
Inc.*(a) 3,270 6,671
Nabors Industries Ltd.*(a) 1,678 69,989
Natural Gas Services Group,
Inc.* 1,725 37,898
Noble Corp. plc(a) 23,380 554,106
NPK International, Inc.* 13,869 80,579
Oceaneering International,
Inc.*(a) 18,076 394,238
Oil States International, Inc.* 11,397 58,695
Patterson-UTI Energy, Inc.(a) 68,324 561,623
ProFrac Holding Corp., Class
A*(a) 4,055 30,777
ProPetro Holding Corp.*(a) 15,613 114,756
Ranger Energy Services, Inc.,
Class A 2,976 42,229
RPC, Inc. 14,643 80,537
SEACOR Marine Holdings,
Inc.* 4,025 20,366
Seadrill Ltd.*(a) 11,529 288,225
Select Water Solutions, Inc.,
Class A 16,146 169,533
Solaris Energy Infrastructure,
Inc., Class A(a) 5,352 116,460
TETRA Technologies, Inc.* 22,877 76,867
Tidewater, Inc.*(a) 8,598 363,437
Transocean Ltd.*(a) 128,825 408,375

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Energy Equipment & Services
Valaris Ltd.*(a) 10,796 423,851
8,760,519
Entertainment 0.5%
AMC Entertainment Holdings,
Inc., Class A*(a) 70,873 203,406
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,729 75,852
Atlanta Braves Holdings, Inc.,
Class C*(a) 8,818 352,808
Cinemark Holdings, Inc.(a) 19,544 486,450
Eventbrite, Inc., Class A* 15,076 31,810
Golden Matrix Group, Inc.*(a) 3,259 6,420
IMAX Corp.* 7,374 194,305
Lions Gate Entertainment
Corp., Class A*(a) 11,434 101,191
Lions Gate Entertainment
Corp., Class B* 20,423 161,750
LiveOne, Inc.*(a) 11,404 7,971
Madison Square Garden
Entertainment Corp., Class
A* 6,871 224,957
Marcus Corp. (The) 4,362 72,802
Playstudios, Inc.* 17,505 22,231
Reservoir Media, Inc.* 2,894 22,081
Sphere Entertainment Co.* 4,887 159,903
Vivid Seats, Inc., Class A* 13,025 38,554
2,162,491
Financial Services 2.8%
Acacia Research Corp.*(a) 5,239 16,765
Alerus Financial Corp. 3,903 72,049
AvidXchange Holdings, Inc.* 30,623 259,683
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,871 178,279
Burford Capital Ltd.(a) 35,523 469,259
Cannae Holdings, Inc. 10,323 189,221
Cantaloupe, Inc.*(a) 10,313 81,163
Cass Information Systems,
Inc.(a) 2,503 108,255
Compass Diversified Holdings 11,911 222,378
Enact Holdings, Inc. 5,411 188,032
Essent Group Ltd. 18,306 1,056,622
EVERTEC, Inc. 11,082 407,485
Federal Agricultural Mortgage
Corp., Class C 1,654 310,142
Flywire Corp.* 21,538 204,611
HA Sustainable Infrastructure
Capital, Inc.(a) 20,709 605,531
International Money Express,
Inc.* 5,648 71,278
Jackson Financial, Inc., Class
A 11,566 968,999
Marqeta, Inc., Class A* 82,294 339,051
Merchants Bancorp 3,205 118,585
Mr. Cooper Group, Inc.* 11,129 1,331,028
NCR Atleos Corp.*(a) 12,945 341,489
NewtekOne, Inc. 5,108 61,092
NMI Holdings, Inc., Class A* 14,060 506,863
Onity Group, Inc.* 1,278 41,305
Pagseguro Digital Ltd., Class
A*(a) 32,657 249,173
Common Stocks
Shares Value ($)
Financial Services
Payoneer Global, Inc.* 46,542 340,222
Paysafe Ltd.*(a) 5,913 92,775
Paysign, Inc.* 6,264 13,280
PennyMac Financial Services,
Inc. 4,722 472,719
Priority Technology Holdings,
Inc.*(a) 3,936 26,824
Radian Group, Inc.(a) 26,444 874,503
Remitly Global, Inc.* 26,377 548,642
Repay Holdings Corp., Class
A*(a) 16,261 90,574
Sezzle, Inc.*(a) 2,568 89,598
StoneCo Ltd., Class A*(a) 50,407 528,265
SWK Holdings Corp.*(a) 494 8,591
Velocity Financial, Inc.* 1,565 29,281
Walker & Dunlop, Inc.(a) 5,673 484,247
Waterstone Financial, Inc. 2,912 39,166
12,037,025
Food Products 1.0%
Alico, Inc. 1,170 34,913
B&G Foods, Inc.(a) 13,072 89,805
Beyond Meat, Inc.*(a) 9,955 30,363
BRC, Inc., Class A*(a) 8,507 17,780
Calavo Growers, Inc. 3,133 75,161
Cal-Maine Foods, Inc. 7,211 655,480
Dole plc 13,456 194,439
Forafric Global plc*(a) 651 5,598
Fresh Del Monte Produce, Inc. 6,069 187,107
Hain Celestial Group, Inc.
(The)*(a) 16,333 67,782
J & J Snack Foods Corp.(a) 2,659 350,243
John B Sanfilippo & Son, Inc. 1,513 107,211
Lancaster Colony Corp. 3,410 596,750
Lifeway Foods, Inc.* 745 18,215
Limoneira Co.(a) 3,158 55,960
Mama's Creations, Inc.*(a) 5,402 35,167
Mission Produce, Inc.* 7,823 81,985
Seneca Foods Corp., Class
A*(a) 867 77,198
Simply Good Foods Co.
(The)*(a) 16,145 556,841
SunOpta, Inc.* 16,565 80,506
TreeHouse Foods, Inc.* 8,229 222,924
Utz Brands, Inc. 11,559 162,751
Vital Farms, Inc.*(a) 5,918 180,321
Westrock Coffee Co.*(a) 5,252 37,919
WK Kellogg Co.(a) 11,475 228,697
4,151,116
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A 21,219 767,916
Chesapeake Utilities Corp. 3,887 499,207
New Jersey Resources Corp. 17,442 855,705
Northwest Natural Holding Co. 7,016 299,723
ONE Gas, Inc.(a) 9,890 747,585
RGC Resources, Inc.(a) 1,454 30,345
Southwest Gas Holdings, Inc. 10,712 769,122
Spire, Inc. 9,974 780,465
4,750,068

132 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Ground Transportation 0.4%
ArcBest Corp.(a) 4,227 298,342
Covenant Logistics Group,
Inc., Class A 3,016 66,955
FTAI Infrastructure, Inc.(a) 17,848 80,851
Heartland Express, Inc. 7,694 70,939
Hertz Global Holdings, Inc.*(a) 20,671 81,444
Marten Transport Ltd. 9,439 129,503
PAMT Corp.* 941 11,424
Proficient Auto Logistics,
Inc.*(a) 3,599 30,124
RXO, Inc.* 28,029 535,354
Universal Logistics Holdings,
Inc.(a) 1,189 31,199
Werner Enterprises, Inc. 10,874 318,608
1,654,743
Health Care Equipment & Supplies 2.8%
Accuray, Inc.*(a) 18,273 32,709
Alphatec Holdings, Inc.* 17,935 181,861
AngioDynamics, Inc.* 6,800 63,852
Anteris Technologies Global
Corp.* 2,322 8,452
Artivion, Inc.*(a) 6,989 171,790
AtriCure, Inc.* 8,271 266,822
Avanos Medical, Inc.* 7,623 109,238
Axogen, Inc.* 7,269 134,476
Beta Bionics, Inc.* 2,262 27,687
Bioventus, Inc., Class A* 7,159 65,505
Ceribell, Inc.* 2,092 40,187
Cerus Corp.*(a) 31,786 44,183
CONMED Corp.(a) 5,392 325,623
CVRx, Inc.*(a) 2,412 29,499
Embecta Corp.(a) 10,000 127,500
Fractyl Health, Inc.*(a) 5,293 6,299
Glaukos Corp.* 8,546 841,097
Haemonetics Corp.*(a) 8,670 550,979
ICU Medical, Inc.* 3,738 519,059
Inmode Ltd.*(a) 11,554 204,968
Inogen, Inc.* 4,635 33,048
Integer Holdings Corp.* 5,875 693,309
Integra LifeSciences Holdings
Corp.*(a) 11,775 258,932
iRadimed Corp. 1,233 64,708
iRhythm Technologies, Inc.*(a) 5,450 570,506
Lantheus Holdings, Inc.* 12,049 1,175,982
LeMaitre Vascular, Inc.(a) 3,517 295,076
LivaNova plc* 9,661 379,484
Merit Medical Systems, Inc.* 10,012 1,058,369
Neogen Corp.*(a) 37,832 328,003
NeuroPace, Inc.* 2,242 27,554
Nevro Corp.* 5,638 32,926
Novocure Ltd.* 18,854 335,978
Omnicell, Inc.* 8,135 284,400
OraSure Technologies, Inc.* 12,578 42,388
Orchestra BioMed Holdings,
Inc.*(a) 3,775 16,157
Orthofix Medical, Inc.* 5,985 97,615
OrthoPediatrics Corp.*(a) 3,050 75,121
Paragon 28, Inc.*(a) 8,537 111,493
PROCEPT BioRobotics
Corp.*(a) 7,849 457,283
Pulmonx Corp.* 6,332 42,614
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Pulse Biosciences, Inc.*(a) 3,003 48,318
RxSight, Inc.* 6,430 162,357
Sanara Medtech, Inc.*(a) 526 16,238
Semler Scientific, Inc.*(a) 1,189 43,042
SI-BONE, Inc.* 7,421 104,117
Sight Sciences, Inc.*(a) 5,833 13,999
STAAR Surgical Co.*(a) 8,653 152,552
Stereotaxis, Inc.*(a) 9,136 16,079
Surmodics, Inc.* 2,350 71,745
Tactile Systems Technology,
Inc.* 4,259 56,304
Tandem Diabetes Care,
Inc.*(a) 11,390 218,232
TransMedics Group, Inc.*(a) 5,762 387,667
Treace Medical Concepts,
Inc.*(a) 8,586 72,037
UFP Technologies, Inc.*(a) 1,290 260,206
Utah Medical Products, Inc. 445 24,938
Varex Imaging Corp.* 6,511 75,528
Zimvie, Inc.* 5,048 54,518
Zynex, Inc.*(a) 2,178 4,792
11,915,401
Health Care Providers & Services 3.1%
Accolade, Inc.* 12,361 86,280
AdaptHealth Corp., Class A*(a) 17,904 194,079
Addus HomeCare Corp.*(a) 3,059 302,505
agilon health, Inc.*(a) 53,783 232,880
AirSculpt Technologies,
Inc.*(a) 2,144 5,006
Alignment Healthcare, Inc.* 17,605 327,805
AMN Healthcare Services,
Inc.* 6,583 161,020
Ardent Health Partners, Inc.* 4,217 57,984
Astrana Health, Inc.*(a) 7,587 235,273
Aveanna Healthcare Holdings,
Inc.* 9,709 52,623
BrightSpring Health Services,
Inc.*(a) 9,531 172,416
Brookdale Senior Living,
Inc.*(a) 33,440 209,334
Castle Biosciences, Inc.* 4,458 89,249
Community Health Systems,
Inc.*(a) 22,139 59,775
Concentra Group Holdings
Parent, Inc. 19,160 415,772
CorVel Corp.*(a) 4,668 522,676
Cross Country Healthcare,
Inc.* 5,612 83,563
DocGo, Inc.*(a) 16,773 44,281
Enhabit, Inc.* 8,169 71,806
Ensign Group, Inc. (The)(a) 9,682 1,252,851
Fulgent Genetics, Inc.*(a) 3,537 59,775
GeneDx Holdings Corp., Class
A* 2,212 195,906
Guardant Health, Inc.* 20,851 888,253
HealthEquity, Inc.*(a) 15,018 1,327,141
Hims & Hers Health, Inc.*(a) 33,856 1,000,445
InfuSystem Holdings, Inc.* 3,437 18,491
Innovage Holding Corp.* 2,750 8,195
Joint Corp. (The)* 1,656 20,683
LifeStance Health Group, Inc.* 23,914 159,267

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Health Care Providers & Services
ModivCare, Inc.*(a) 2,027 2,666
Nano-X Imaging Ltd.*(a) 9,124 45,574
National HealthCare Corp.(a) 2,163 200,726
National Research Corp. 2,428 31,078
NeoGenomics, Inc.*(a) 22,363 212,225
OPKO Health, Inc.*(a) 55,715 92,487
Option Care Health, Inc.* 29,951 1,046,787
Owens & Minor, Inc.*(a) 13,470 121,634
PACS Group, Inc.* 6,445 72,442
Patterson Cos., Inc. 13,858 432,924
Pediatrix Medical Group, Inc.* 14,881 215,626
Pennant Group, Inc. (The)* 5,774 145,216
Performant Healthcare, Inc.* 12,888 38,149
Privia Health Group, Inc.* 18,129 406,996
Progyny, Inc.* 13,119 293,078
Quipt Home Medical Corp.*(a) 7,072 16,478
RadNet, Inc.*(a) 11,688 581,127
Select Medical Holdings Corp.
(a) 19,426 324,414
Sonida Senior Living, Inc.*(a) 575 13,392
Surgery Partners, Inc.*(a) 13,617 323,404
Talkspace, Inc.* 20,606 52,751
US Physical Therapy, Inc. 2,572 186,110
Viemed Healthcare, Inc.* 6,479 47,167
13,157,785
Health Care REITs 0.9%
American Healthcare REIT,
Inc. 26,650 807,495
CareTrust REIT, Inc. 32,943 941,511
Community Healthcare Trust,
Inc. 5,055 91,799
Diversified Healthcare Trust(a) 38,224 91,738
Global Medical REIT, Inc.(a) 10,562 92,417
LTC Properties, Inc.(a) 7,923 280,870
National Health Investors, Inc. 7,713 569,682
Sabra Health Care REIT, Inc. 41,999 733,723
Strawberry Fields REIT, Inc. 1,745 20,783
Universal Health Realty
Income Trust(a) 2,165 88,678
3,718,696
Health Care Technology 0.4%
Definitive Healthcare Corp.,
Class A*(a) 9,645 27,874
Evolent Health, Inc., Class
A*(a) 20,589 194,978
Health Catalyst, Inc.* 9,935 45,005
HealthStream, Inc. 4,013 129,138
LifeMD, Inc.* 5,824 31,683
OptimizeRx Corp.* 3,454 29,912
Phreesia, Inc.* 9,952 254,373
Schrodinger, Inc.*(a) 9,808 193,610
Simulations Plus, Inc.(a) 2,619 64,218
Teladoc Health, Inc.* 30,150 239,994
Waystar Holding Corp.* 13,838 516,988
1,727,773
Hotel & Resort REITs 0.7%
Apple Hospitality REIT, Inc.(a) 41,221 532,163
Braemar Hotels & Resorts,
Inc.(a) 12,891 32,099
Chatham Lodging Trust 8,835 62,994
Common Stocks
Shares Value ($)
Hotel & Resort REITs
DiamondRock Hospitality Co. 37,068 286,165
Pebblebrook Hotel Trust(a) 20,971 212,436
RLJ Lodging Trust(a) 27,144 214,166
Ryman Hospitality Properties,
Inc.(a) 10,391 950,153
Service Properties Trust 28,485 74,346
Summit Hotel Properties, Inc.
(a) 18,265 98,814
Sunstone Hotel Investors, Inc. 35,528 334,318
Xenia Hotels & Resorts, Inc. 18,175 213,738
3,011,392
Hotels, Restaurants & Leisure 1.9%
Accel Entertainment, Inc.,
Class A* 9,224 91,502
Biglari Holdings, Inc., Class
B*(a) 109 23,603
BJ's Restaurants, Inc.* 3,276 112,236
Bloomin' Brands, Inc. 13,565 97,261
Brinker International, Inc.* 7,719 1,150,517
Cheesecake Factory, Inc.
(The)(a) 8,459 411,615
Cracker Barrel Old Country
Store, Inc.(a) 3,977 154,387
Dave & Buster's
Entertainment, Inc.*(a) 5,814 102,152
Denny's Corp.*(a) 9,497 34,854
Despegar.com Corp.*(a) 12,443 233,804
Dine Brands Global, Inc.(a) 2,683 62,433
El Pollo Loco Holdings, Inc.* 4,706 48,472
Everi Holdings, Inc.* 14,202 194,141
First Watch Restaurant Group,
Inc.*(a) 6,567 109,341
Full House Resorts, Inc.*(a) 5,321 22,242
Global Business Travel Group
I*(a) 21,933 159,234
Golden Entertainment, Inc. 3,426 90,412
Hilton Grand Vacations,
Inc.*(a) 12,097 452,549
Inspired Entertainment, Inc.* 3,980 33,989
International Game
Technology plc 20,137 327,428
Jack in the Box, Inc.(a) 3,275 89,047
Krispy Kreme, Inc.(a) 14,941 73,510
Kura Sushi USA, Inc., Class
A*(a) 1,219 62,413
Life Time Group Holdings,
Inc.* 14,719 444,514
Lindblad Expeditions Holdings,
Inc.* 6,113 56,668
Monarch Casino & Resort, Inc. 2,215 172,216
Nathan's Famous, Inc. 439 42,309
ONE Group Hospitality, Inc.
(The)*(a) 3,598 10,758
Papa John's International, Inc.
(a) 5,760 236,621
PlayAGS, Inc.* 7,043 85,291
Portillo's, Inc., Class A*(a) 9,950 118,305
Potbelly Corp.* 5,247 49,899
RCI Hospitality Holdings, Inc. 1,459 62,649
Red Rock Resorts, Inc., Class
A 8,655 375,367

134 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Rush Street Interactive, Inc.* 13,720 147,078
Sabre Corp.* 66,331 186,390
Shake Shack, Inc., Class A*(a) 6,695 590,298
Six Flags Entertainment Corp.
(a) 16,235 579,102
Super Group SGHC Ltd. 26,773 172,418
Sweetgreen, Inc., Class A*(a) 17,760 444,355
Target Hospitality Corp.*(a) 5,932 39,033
United Parks & Resorts,
Inc.*(a) 5,469 248,621
Vacasa, Inc., Class A*(a) 1,895 10,195
Xponential Fitness, Inc., Class
A* 4,140 34,486
8,243,715
Household Durables 1.9%
Beazer Homes USA, Inc.* 5,129 104,580
Cavco Industries, Inc.*(a) 1,402 728,521
Century Communities, Inc. 4,837 324,563
Champion Homes, Inc.*(a) 9,348 885,816
Cricut, Inc., Class A(a) 8,571 44,141
Dream Finders Homes, Inc.,
Class A*(a) 5,011 113,048
Ethan Allen Interiors, Inc. 3,850 106,645
Flexsteel Industries, Inc.(a) 759 27,711
GoPro, Inc., Class A*(a) 20,161 13,365
Green Brick Partners, Inc.* 5,487 319,947
Hamilton Beach Brands
Holding Co., Class A(a) 1,409 27,377
Helen of Troy Ltd.* 4,080 218,239
Hooker Furnishings Corp.(a) 1,704 17,108
Hovnanian Enterprises, Inc.,
Class A* 882 92,354
Installed Building Products,
Inc.(a) 4,158 712,931
iRobot Corp.*(a) 5,150 13,905
KB Home(a) 11,133 647,050
Landsea Homes Corp.*(a) 4,925 31,618
La-Z-Boy, Inc. 7,267 284,067
Legacy Housing Corp.*(a) 1,892 47,716
LGI Homes, Inc.*(a) 3,695 245,607
Lifetime Brands, Inc.(a) 2,090 10,304
Lovesac Co. (The)*(a) 2,656 48,286
M/I Homes, Inc.* 4,666 532,764
Meritage Homes Corp. 12,478 884,441
Purple Innovation, Inc., Class
A*(a) 8,758 6,649
Sonos, Inc.* 20,845 222,416
Taylor Morrison Home Corp.,
Class A* 17,896 1,074,476
Traeger, Inc.* 5,223 8,775
Tri Pointe Homes, Inc.* 16,348 521,828
United Homes Group, Inc.* 678 1,898
8,318,146
Household Products 0.3%
Central Garden & Pet Co.*(a) 2,226 81,605
Central Garden & Pet Co.,
Class A* 8,413 275,358
Energizer Holdings, Inc.(a) 12,762 381,839
Oil-Dri Corp. of America 1,694 77,788
Common Stocks
Shares Value ($)
Household Products
WD-40 Co. 2,388 582,672
1,399,262
Independent Power and Renewable Electricity Producers
0.2%
Altus Power, Inc., Class A*(a) 12,510 61,925
Montauk Renewables, Inc.*(a) 11,316 23,650
Ormat Technologies, Inc.(a) 10,139 717,537
Sunnova Energy International,
Inc.*(a) 19,011 7,072
810,184
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 4,691 124,874
Industrial REITs 0.5%
Industrial Logistics Properties
Trust 10,869 37,389
Innovative Industrial
Properties, Inc. 4,922 266,231
LXP Industrial Trust(a) 51,737 447,525
Plymouth Industrial REIT, Inc.
(a) 6,976 113,709
Terreno Realty Corp.(a) 17,248 1,090,419
1,955,273
Insurance 2.3%
Ambac Financial Group, Inc.* 8,310 72,713
American Coastal Insurance
Corp.(a) 4,266 49,358
AMERISAFE, Inc. 3,377 177,461
Baldwin Insurance Group, Inc.
(The), Class A*(a) 11,803 527,476
Bowhead Specialty Holdings,
Inc.* 2,836 115,283
CNO Financial Group, Inc. 18,914 787,768
Crawford & Co., Class A 3,158 36,064
Donegal Group, Inc., Class
A(a) 2,996 58,811
Employers Holdings, Inc. 3,862 195,572
Enstar Group Ltd.* 2,231 741,540
F&G Annuities & Life, Inc. 3,265 117,703
Fidelis Insurance Holdings Ltd. 9,084 147,161
Genworth Financial, Inc.,
Class A* 66,733 473,137
GoHealth, Inc., Class A* 657 8,061
Goosehead Insurance, Inc.,
Class A(a) 3,974 469,170
Greenlight Capital Re Ltd.,
Class A*(a) 5,387 72,994
Hamilton Insurance Group
Ltd., Class B* 7,486 155,185
HCI Group, Inc.(a) 1,466 218,771
Heritage Insurance Holdings,
Inc.* 4,059 58,531
Hippo Holdings, Inc.*(a) 3,401 86,930
Horace Mann Educators Corp.
(a) 6,665 284,795
Investors Title Co. 262 63,163
James River Group Holdings
Ltd. 5,756 24,175
Kingsway Financial Services,
Inc.*(a) 2,051 16,244

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 135
Common Stocks
Shares Value ($)
Insurance
Lemonade, Inc.*(a) 9,134 287,082
Maiden Holdings Ltd.*(a) 16,681 9,513
MBIA, Inc.*(a) 7,345 36,578
Mercury General Corp.(a) 4,750 265,525
NI Holdings, Inc.* 1,529 21,804
Oscar Health, Inc., Class A* 35,951 471,318
Palomar Holdings, Inc.* 4,549 623,577
ProAssurance Corp.* 8,709 203,355
Root, Inc., Class A* 1,523 203,229
Safety Insurance Group, Inc. 2,676 211,083
Selective Insurance Group,
Inc. 10,728 982,041
Selectquote, Inc.* 24,744 82,645
SiriusPoint Ltd.* 12,378 214,016
Skyward Specialty Insurance
Group, Inc.* 6,568 347,579
Stewart Information Services
Corp.(a) 4,880 348,188
Tiptree, Inc., Class A 4,468 107,634
Trupanion, Inc.*(a) 5,898 219,818
United Fire Group, Inc. 3,705 109,149
Universal Insurance Holdings,
Inc. 4,487 106,342
9,808,542
Interactive Media & Services 0.5%
Bumble, Inc., Class A*(a) 14,494 62,904
Cargurus, Inc., Class A*(a) 15,359 447,408
Cars.com, Inc.* 11,589 130,608
EverQuote, Inc., Class A* 4,210 110,260
fuboTV, Inc.*(a) 56,949 166,291
Getty Images Holdings,
Inc.*(a) 16,656 28,815
Grindr, Inc.*(a) 4,290 76,791
MediaAlpha, Inc., Class A* 5,181 47,872
Nextdoor Holdings, Inc.* 29,356 44,915
Outbrain, Inc.*(a) 7,466 27,848
QuinStreet, Inc.* 9,251 165,038
Shutterstock, Inc.(a) 4,442 82,754
System1, Inc.*(a) 6,163 2,350
TrueCar, Inc.* 15,719 24,836
Vimeo, Inc.* 25,721 135,292
Webtoon Entertainment,
Inc.*(a) 2,700 20,709
Yelp, Inc., Class A* 11,118 411,700
Ziff Davis, Inc.* 7,394 277,867
ZipRecruiter, Inc., Class A* 11,773 69,343
2,333,601
IT Services 0.4%
Applied Digital Corp.*(a) 35,157 197,582
ASGN, Inc.*(a) 7,604 479,204
Backblaze, Inc., Class A* 8,169 39,456
BigBear.ai Holdings, Inc.*(a) 17,363 49,658
BigCommerce Holdings, Inc.,
Series 1* 13,044 75,134
Couchbase, Inc.* 7,089 111,652
DigitalOcean Holdings, Inc.*(a) 11,788 393,601
Fastly, Inc., Class A*(a) 22,911 145,027
Grid Dynamics Holdings, Inc.* 10,972 171,712
Hackett Group, Inc. (The) 4,221 123,338
Information Services Group,
Inc. 7,689 30,064
Common Stocks
Shares Value ($)
IT Services
Rackspace Technology,
Inc.*(a) 13,194 22,298
Tucows, Inc., Class A*(a) 1,339 22,602
Unisys Corp.* 11,687 53,643
1,914,971
Leisure Products 0.3%
Acushnet Holdings Corp.(a) 4,831 331,696
AMMO, Inc.*(a) 18,385 25,371
Clarus Corp.(a) 4,367 16,376
Escalade, Inc.(a) 1,771 27,096
Funko, Inc., Class A*(a) 5,220 35,809
JAKKS Pacific, Inc. 1,637 40,385
Johnson Outdoors, Inc., Class
A(a) 808 20,071
Latham Group, Inc.*(a) 6,923 44,515
Malibu Boats, Inc., Class A*(a) 3,313 101,643
Marine Products Corp.(a) 1,063 8,919
MasterCraft Boat Holdings,
Inc.*(a) 2,688 46,287
Peloton Interactive, Inc., Class
A*(a) 62,031 392,036
Smith & Wesson Brands, Inc. 8,133 75,800
Solo Brands, Inc., Class A*(a) 3,415 573
Sturm Ruger & Co., Inc. 2,735 107,458
Topgolf Callaway Brands
Corp.*(a) 25,347 167,037
1,441,072
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies
Corp.*(a) 20,749 154,165
Akoya Biosciences, Inc.*(a) 3,898 5,418
BioLife Solutions, Inc.*(a) 6,292 143,709
Codexis, Inc.*(a) 14,147 38,055
CryoPort, Inc.* 8,101 49,254
Cytek Biosciences, Inc.* 21,578 86,528
Harvard Bioscience, Inc.* 5,847 3,309
Lifecore Biomedical, Inc.*(a) 4,790 33,722
Maravai LifeSciences
Holdings, Inc., Class A* 18,810 41,570
MaxCyte, Inc.*(a) 19,672 53,705
Mesa Laboratories, Inc.(a) 924 109,642
Nautilus Biotechnology, Inc.,
Class A* 8,320 7,163
Niagen Bioscience, Inc.*(a) 8,195 56,545
OmniAb, Inc.*(a) 16,230 38,952
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.*(a) 46,260 54,587
Quanterix Corp.*(a) 6,366 41,443
Quantum-Si, Inc.*(a) 21,314 25,577
Standard BioTools, Inc.*(a) 54,307 58,652
1,001,996
Machinery 3.9%
374Water, Inc.*(a) 14,585 4,959
3D Systems Corp.*(a) 23,188 49,159
Alamo Group, Inc. 1,772 315,788
Albany International Corp.,
Class A 5,506 380,134
Astec Industries, Inc. 4,082 140,625

136 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Atmus Filtration Technologies,
Inc. 14,580 535,523
Blue Bird Corp.*(a) 5,632 182,308
Chart Industries, Inc.*(a) 7,561 1,091,506
Columbus McKinnon Corp. 4,920 83,296
Commercial Vehicle Group,
Inc.* 6,475 7,446
Douglas Dynamics, Inc. 3,799 88,251
Eastern Co. (The)(a) 820 20,762
Energy Recovery, Inc.* 9,910 157,470
Enerpac Tool Group Corp.,
Class A 9,526 427,336
Enpro, Inc.(a) 3,698 598,299
ESCO Technologies, Inc. 4,529 720,654
Federal Signal Corp. 10,543 775,438
Franklin Electric Co., Inc. 7,896 741,276
Gencor Industries, Inc.* 1,714 20,842
Gorman-Rupp Co. (The) 3,482 122,218
Graham Corp.* 1,892 54,527
Greenbrier Cos., Inc. (The)(a) 5,348 273,925
Helios Technologies, Inc. 5,769 185,127
Hillenbrand, Inc. 12,496 301,653
Hillman Solutions Corp.* 33,545 294,861
Hyster-Yale, Inc.(a) 2,045 84,949
JBT Marel Corp.(a) 8,234 1,006,195
Kadant, Inc.(a) 2,058 693,361
Kennametal, Inc. 13,858 295,175
L B Foster Co., Class A* 1,509 29,697
Lindsay Corp. 1,864 235,833
Luxfer Holdings plc 4,821 57,177
Manitowoc Co., Inc. (The)* 6,067 52,116
Mayville Engineering Co., Inc.* 2,062 27,693
Miller Industries, Inc.(a) 1,931 81,816
Mueller Industries, Inc. 19,550 1,488,537
Mueller Water Products, Inc.,
Class A(a) 27,124 689,492
NN, Inc.* 7,715 17,436
Omega Flex, Inc. 477 16,590
Park-Ohio Holdings Corp.(a) 1,546 33,394
Proto Labs, Inc.* 4,280 149,971
REV Group, Inc. 9,067 286,517
Shyft Group, Inc. (The)(a) 5,966 48,265
SPX Technologies, Inc.* 7,860 1,012,211
Standex International Corp. 2,001 322,941
Taylor Devices, Inc.*(a) 369 11,908
Tennant Co. 3,288 262,218
Terex Corp. 11,806 446,031
Titan International, Inc.*(a) 8,342 69,989
Trinity Industries, Inc. 14,275 400,557
Twin Disc, Inc. 1,759 13,316
Wabash National Corp. 7,180 79,339
Watts Water Technologies,
Inc., Class A 4,767 972,087
Worthington Enterprises, Inc. 5,617 281,356
16,739,550
Marine Transportation 0.3%
Costamare, Inc. 7,788 76,634
Genco Shipping & Trading Ltd. 7,295 97,461
Golden Ocean Group Ltd.(a) 21,181 169,025
Himalaya Shipping Ltd.(a) 4,875 26,715
Matson, Inc. 5,784 741,335
Common Stocks
Shares Value ($)
Marine Transportation
Pangaea Logistics Solutions
Ltd.(a) 5,812 27,665
Safe Bulkers, Inc. 11,215 41,383
1,180,218
Media 0.8%
Advantage Solutions, Inc.*(a) 17,774 26,839
AMC Networks, Inc., Class
A*(a) 5,356 36,849
Boston Omaha Corp., Class
A*(a) 4,087 59,589
Cable One, Inc.(a) 994 264,175
Cardlytics, Inc.*(a) 6,834 12,438
Clear Channel Outdoor
Holdings, Inc.*(a) 60,568 67,231
EchoStar Corp., Class A*(a) 21,235 543,191
Emerald Holding, Inc.(a) 2,270 8,921
Entravision Communications
Corp., Class A(a) 13,281 27,890
EW Scripps Co. (The), Class
A*(a) 11,548 34,182
Gambling.com Group Ltd.* 2,965 37,418
Gannett Co., Inc.*(a) 25,808 74,585
Gray Media, Inc. 15,672 67,703
Ibotta, Inc., Class A*(a) 2,744 115,797
iHeartMedia, Inc., Class A* 20,299 33,493
Integral Ad Science Holding
Corp.* 12,954 104,409
John Wiley & Sons, Inc., Class
A(a) 6,903 307,598
Magnite, Inc.*(a) 21,998 250,997
National CineMedia, Inc.*(a) 11,957 69,829
PubMatic, Inc., Class A* 7,501 68,559
Scholastic Corp. 4,252 80,278
Sinclair, Inc. 5,944 94,688
Stagwell, Inc., Class A* 15,343 92,825
TechTarget, Inc.* 4,661 69,030
TEGNA, Inc.(a) 28,545 520,090
Thryv Holdings, Inc.*(a) 6,410 82,112
Townsquare Media, Inc., Class
A 2,363 19,235
WideOpenWest, Inc.* 9,295 46,010
3,215,961
Metals & Mining 1.6%
Alpha Metallurgical Resources,
Inc.*(a) 1,931 241,858
Caledonia Mining Corp. plc 2,874 35,896
Carpenter Technology Corp. 8,422 1,525,898
Century Aluminum Co.*(a) 9,358 173,685
Coeur Mining, Inc.* 109,498 648,228
Commercial Metals Co. 19,892 915,231
Compass Minerals
International, Inc.*(a) 6,179 57,403
Constellium SE, Class A* 22,967 231,737
Contango ORE, Inc.*(a) 1,683 17,183
Critical Metals Corp.*(a) 949 1,319
Dakota Gold Corp.*(a) 10,981 29,100
Hecla Mining Co. 104,393 580,425
i-80 Gold Corp.* 51,289 29,840
Ivanhoe Electric, Inc.*(a) 14,780 85,872
Kaiser Aluminum Corp. 2,806 170,100
Lifezone Metals Ltd.*(a) 5,890 24,620

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 137
Common Stocks
Shares Value ($)
Metals & Mining
MAC Copper Ltd., Class A* 9,217 87,930
Materion Corp. 3,583 292,373
Metallus, Inc.*(a) 7,018 93,760
Novagold Resources, Inc.* 42,351 123,665
Olympic Steel, Inc. 1,862 58,690
Perpetua Resources Corp.*(a) 7,698 82,292
Piedmont Lithium, Inc.*(a) 3,530 22,239
Radius Recycling, Inc., Class
A(a) 4,590 132,559
Ramaco Resources, Inc.,
Class A(a) 4,523 37,225
Ramaco Resources, Inc.,
Class B(a) 839 5,965
Ryerson Holding Corp.(a) 4,926 113,101
SSR Mining, Inc.* 35,661 357,680
SunCoke Energy, Inc. 14,955 137,586
Tredegar Corp.* 5,089 39,185
Warrior Met Coal, Inc.(a) 9,050 431,866
Worthington Steel, Inc.(a) 5,731 145,166
6,929,677
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Advanced Flower Capital, Inc.
(a) 4,014 22,358
AG Mortgage Investment
Trust, Inc. 4,810 35,113
Angel Oak Mortgage REIT, Inc. 1,581 15,067
Apollo Commercial Real
Estate Finance, Inc.(a) 24,692 236,302
Arbor Realty Trust, Inc.(a) 24,899 292,563
Ares Commercial Real Estate
Corp.(a) 9,669 44,767
ARMOUR Residential REIT,
Inc.(a) 9,631 164,690
Blackstone Mortgage Trust,
Inc., Class A(a) 30,779 615,580
BrightSpire Capital, Inc., Class
A(a) 23,306 129,581
Chicago Atlantic Real Estate
Finance, Inc. 2,828 41,572
Chimera Investment Corp. 14,302 183,495
Claros Mortgage Trust, Inc. 15,726 58,658
Dynex Capital, Inc.(a) 15,007 195,391
Ellington Financial, Inc.(a) 15,387 204,032
Franklin BSP Realty Trust, Inc.
(a) 14,316 182,386
Granite Point Mortgage Trust,
Inc. 7,976 20,738
Invesco Mortgage Capital, Inc.
(a) 11,526 90,940
KKR Real Estate Finance
Trust, Inc. 10,537 113,800
Ladder Capital Corp., Class A 21,481 245,098
MFA Financial, Inc.(a) 18,562 190,446
New York Mortgage Trust, Inc.
(a) 16,450 106,761
Nexpoint Real Estate Finance,
Inc. 1,286 19,663
Orchid Island Capital, Inc.(a) 13,508 101,580
PennyMac Mortgage
Investment Trust(a) 15,343 224,775
Ready Capital Corp.(a) 28,307 144,083
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Redwood Trust, Inc. 24,150 146,590
Seven Hills Realty Trust 3,016 37,670
Sunrise Realty Trust, Inc. 1,845 20,424
TPG RE Finance Trust, Inc. 10,903 88,859
Two Harbors Investment Corp. 18,383 245,597
4,218,579
Multi-Utilities 0.5%
Avista Corp. 13,856 580,151
Black Hills Corp. 12,762 774,015
Northwestern Energy Group,
Inc. 10,893 630,378
Unitil Corp. 2,765 159,513
2,144,057
Office REITs 0.7%
Brandywine Realty Trust(a) 30,483 135,954
City Office REIT, Inc. 7,930 41,157
COPT Defense Properties(a) 19,955 544,173
Douglas Emmett, Inc.(a) 20,223 323,568
Easterly Government
Properties, Inc., Class A 17,424 184,694
Franklin Street Properties
Corp. 16,629 29,600
Hudson Pacific Properties, Inc.
(a) 24,016 70,847
JBG SMITH Properties(a) 14,493 233,482
NET Lease Office
Properties*(a) 2,559 80,302
Orion Properties, Inc.(a) 10,993 23,525
Paramount Group, Inc.(a) 33,511 144,097
Peakstone Realty Trust(a) 6,870 86,562
Piedmont Office Realty Trust,
Inc., Class A 22,884 168,655
Postal Realty Trust, Inc., Class
A 3,197 45,653
SL Green Realty Corp.(a) 12,534 723,212
2,835,481
Oil, Gas & Consumable Fuels 3.0%
Aemetis, Inc.*(a) 5,986 10,416
Amplify Energy Corp.* 7,159 26,775
Ardmore Shipping Corp.(a) 6,988 68,413
Berry Corp. 13,562 43,534
BKV Corp.* 2,538 53,298
California Resources Corp. 12,123 533,048
Centrus Energy Corp., Class
A*(a) 2,591 161,186
Clean Energy Fuels Corp.*(a) 28,628 44,373
CNX Resources Corp.*(a) 25,546 804,188
Comstock Resources, Inc.*(a) 16,405 333,678
Core Natural Resources, Inc.
(a) 9,261 714,023
Crescent Energy Co., Class A 28,744 323,083
CVR Energy, Inc. 6,019 116,769
Delek US Holdings, Inc.(a) 11,350 171,044
DHT Holdings, Inc.(a) 23,533 247,096
Diversified Energy Co. plc
Reg. S 8,311 112,365
Dorian LPG Ltd. 6,260 139,848
Empire Petroleum Corp.*(a) 2,821 17,716
Encore Energy Corp.*(a) 31,664 43,380
Energy Fuels, Inc.*(a) 33,250 124,022

138 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Evolution Petroleum Corp. 4,403 22,808
Excelerate Energy, Inc., Class
A 2,953 84,692
FLEX LNG Ltd.(a) 5,329 122,514
FutureFuel Corp. 4,710 18,369
Golar LNG Ltd.(a) 17,252 655,403
Granite Ridge Resources, Inc.
(a) 8,335 50,677
Green Plains, Inc.*(a) 10,726 52,021
Gulfport Energy Corp.* 2,215 407,870
Hallador Energy Co.*(a) 4,767 58,539
HighPeak Energy, Inc.(a) 2,592 32,815
Infinity Natural Resources,
Inc., Class A* 2,125 39,844
International Seaways, Inc.(a) 7,058 234,326
Kinetik Holdings, Inc., Class
A(a) 6,649 345,349
Kosmos Energy Ltd.*(a) 81,669 186,205
Magnolia Oil & Gas Corp.,
Class A(a) 30,340 766,388
Murphy Oil Corp.(a) 24,691 701,224
NACCO Industries, Inc., Class
A 573 19,327
NextDecade Corp.*(a) 20,369 158,471
Nordic American Tankers Ltd.
(a) 33,962 83,547
Northern Oil & Gas, Inc.(a) 17,382 525,458
Par Pacific Holdings, Inc.* 9,828 140,147
PBF Energy, Inc., Class A(a) 17,909 341,883
Peabody Energy Corp. 21,586 292,490
Prairie Operating Co.*(a) 753 4,029
PrimeEnergy Resources
Corp.* 129 29,398
REX American Resources
Corp.* 2,679 100,650
Riley Exploration Permian, Inc.
(a) 1,866 54,431
Ring Energy, Inc.* 24,469 28,139
Sable Offshore Corp.*(a) 8,782 222,799
SandRidge Energy, Inc. 5,395 61,611
Scorpio Tankers, Inc.(a) 7,833 294,364
SFL Corp. Ltd.(a) 22,185 181,917
Sitio Royalties Corp., Class A 13,454 267,331
SM Energy Co. 20,265 606,937
Talos Energy, Inc.*(a) 25,886 251,612
Teekay Corp. Ltd.(a) 9,569 62,868
Teekay Tankers Ltd., Class A 4,175 159,777
Uranium Energy Corp.*(a) 72,433 346,230
Ur-Energy, Inc.*(a) 57,311 38,633
VAALCO Energy, Inc.(a) 17,535 65,932
Vital Energy, Inc.*(a) 5,023 106,588
Vitesse Energy, Inc.(a) 4,081 100,352
W&T Offshore, Inc.(a) 15,739 24,395
World Kinect Corp.(a) 10,124 287,117
12,723,732
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,842 72,101
Sylvamo Corp. 6,168 413,688
485,789
Passenger Airlines 0.4%
Allegiant Travel Co.(a) 2,748 141,934
Common Stocks
Shares Value ($)
Passenger Airlines
Blade Air Mobility, Inc.* 9,653 26,353
Frontier Group Holdings,
Inc.*(a) 7,627 33,101
JetBlue Airways Corp.*(a) 55,367 266,869
Joby Aviation, Inc.*(a) 76,007 457,562
SkyWest, Inc.* 6,968 608,794
Sun Country Airlines Holdings,
Inc.* 7,080 87,226
Wheels Up Experience,
Inc.*(a) 14,782 14,930
1,636,769
Personal Care Products 0.2%
Beauty Health Co. (The)*(a) 12,420 16,643
Edgewell Personal Care Co. 8,499 265,254
Herbalife Ltd.*(a) 17,592 151,819
Honest Co., Inc. (The)* 14,581 68,531
Interparfums, Inc.(a) 3,205 364,953
Medifast, Inc.*(a) 1,832 24,695
Nature's Sunshine Products,
Inc.* 2,114 26,531
Nu Skin Enterprises, Inc.,
Class A 8,693 63,111
Olaplex Holdings, Inc.*(a) 23,055 29,280
USANA Health Sciences, Inc.* 1,912 51,566
Waldencast plc, Class A*(a) 4,054 12,162
1,074,545
Pharmaceuticals 1.9%
Alto Neuroscience, Inc.*(a) 3,612 7,802
Alumis, Inc.*(a) 4,178 25,653
Amneal Pharmaceuticals, Inc.* 28,049 235,051
Amphastar Pharmaceuticals,
Inc.*(a) 6,700 194,233
ANI Pharmaceuticals, Inc.* 3,218 215,445
Aquestive Therapeutics,
Inc.*(a) 12,537 36,357
Arvinas, Inc.* 11,208 78,680
Atea Pharmaceuticals, Inc.*(a) 12,355 36,942
Avadel Pharmaceuticals plc,
ADR*(a) 16,151 126,462
Axsome Therapeutics, Inc.* 6,435 750,514
BioAge Labs, Inc.* 2,405 9,043
Biote Corp., Class A* 4,349 14,482
Cassava Sciences, Inc.*(a) 6,934 10,401
Collegium Pharmaceutical,
Inc.*(a) 5,524 164,891
Contineum Therapeutics, Inc.,
Class A* 1,802 12,578
Corcept Therapeutics, Inc.*(a) 14,238 1,626,264
CorMedix, Inc.*(a) 11,012 67,834
Edgewise Therapeutics, Inc.* 12,925 284,350
Enliven Therapeutics, Inc.*(a) 6,277 123,531
Esperion Therapeutics, Inc.*(a) 34,810 50,126
Evolus, Inc.*(a) 9,707 116,775
EyePoint Pharmaceuticals,
Inc.*(a) 11,604 62,894
Fulcrum Therapeutics, Inc.*(a) 10,573 30,450
Harmony Biosciences
Holdings, Inc.* 6,662 221,112
Harrow, Inc.*(a) 5,393 143,454
Innoviva, Inc.* 9,247 167,648
LENZ Therapeutics, Inc.*(a) 2,127 54,685

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 139
Common Stocks
Shares Value ($)
Pharmaceuticals
Ligand Pharmaceuticals,
Inc.*(a) 3,148 330,981
Liquidia Corp.*(a) 10,895 160,701
Maze Therapeutics, Inc.* 1,502 16,537
MBX Biosciences, Inc.*(a) 1,928 14,229
MediWound Ltd.*(a) 1,767 27,424
Mind Medicine MindMed,
Inc.*(a) 12,987 75,974
Nektar Therapeutics, Class
A*(a) 30,181 20,523
Neumora Therapeutics,
Inc.*(a) 14,798 14,798
Nuvation Bio, Inc.*(a) 33,559 59,064
Ocular Therapeutix, Inc.*(a) 27,070 198,423
Omeros Corp.*(a) 9,888 81,279
Pacira BioSciences, Inc.*(a) 7,857 195,247
Phathom Pharmaceuticals,
Inc.*(a) 6,946 43,551
Phibro Animal Health Corp.,
Class A 3,722 79,502
Pliant Therapeutics, Inc.* 9,791 13,218
Prestige Consumer
Healthcare, Inc.*(a) 8,716 749,315
Rapport Therapeutics, Inc.*(a) 2,920 29,288
Scilex Holding Co.*(a) 9,936 2,469
scPharmaceuticals, Inc.*(a) 7,284 19,157
Septerna, Inc.*(a) 3,217 18,626
SIGA Technologies, Inc.*(a) 8,180 44,826
Supernus Pharmaceuticals,
Inc.* 8,750 286,563
Tarsus Pharmaceuticals, Inc.* 6,595 338,785
Telomir Pharmaceuticals,
Inc.*(a) 3,337 10,779
Terns Pharmaceuticals, Inc.* 12,353 34,094
Theravance Biopharma, Inc.* 6,434 57,456
Third Harmonic Bio, Inc.* 3,362 11,666
Trevi Therapeutics, Inc.* 12,947 81,437
Ventyx Biosciences, Inc.* 10,408 11,969
Verrica Pharmaceuticals,
Inc.*(a) 3,081 1,362
Veru, Inc.*(a) 21,723 10,647
WaVe Life Sciences Ltd.* 17,105 138,208
Xeris Biopharma Holdings,
Inc.* 24,139 132,523
Zevra Therapeutics, Inc.*(a) 9,217 69,035
8,247,313
Professional Services 2.3%
Alight, Inc., Class A 73,831 437,818
Asure Software, Inc.*(a) 3,827 36,548
Barrett Business Services, Inc. 4,537 186,697
BlackSky Technology, Inc.*(a) 4,382 33,873
CBIZ, Inc.* 8,376 635,403
Conduent, Inc.* 28,927 78,103
CRA International, Inc. 1,173 203,164
CSG Systems International,
Inc. 5,133 310,392
DLH Holdings Corp.* 2,541 10,291
ExlService Holdings, Inc.* 27,633 1,304,554
Exponent, Inc. 8,861 718,273
First Advantage Corp.*(a) 10,482 147,691
FiscalNote Holdings, Inc.*(a) 9,675 7,818
Common Stocks
Shares Value ($)
Professional Services
Forrester Research, Inc.* 2,436 22,509
Franklin Covey Co.*(a) 1,824 50,379
Heidrick & Struggles
International, Inc. 3,518 150,676
HireQuest, Inc.(a) 773 9,199
Huron Consulting Group, Inc.* 3,067 439,961
IBEX Holdings Ltd.* 1,395 33,968
ICF International, Inc. 3,316 281,760
Innodata, Inc.*(a) 4,733 169,915
Insperity, Inc. 6,291 561,346
Kelly Services, Inc., Class A 5,468 72,014
Kforce, Inc. 3,301 161,386
Korn Ferry 9,043 613,387
Legalzoom.com, Inc.* 21,806 187,750
Maximus, Inc. 10,004 682,173
Mistras Group, Inc.* 3,812 40,331
NV5 Global, Inc.* 9,868 190,156
Planet Labs PBC*(a) 39,222 132,570
Resolute Holdings
Management, Inc.*(a) 357 11,188
Resources Connection, Inc. 6,140 40,156
Spire Global, Inc.*(a) 3,696 29,901
TriNet Group, Inc. 5,617 445,091
TrueBlue, Inc.* 5,121 27,192
TTEC Holdings, Inc.(a) 3,369 11,084
Upwork, Inc.* 21,799 284,477
Verra Mobility Corp., Class A* 29,012 653,060
Willdan Group, Inc.* 2,326 94,715
WNS Holdings Ltd.*(a) 7,511 461,851
9,968,820
Real Estate Management & Development 0.6%
American Realty Investors,
Inc.*(a) 366 4,008
Anywhere Real Estate, Inc.* 18,604 61,951
Compass, Inc., Class A* 64,866 566,280
Cushman & Wakefield plc*(a) 24,335 248,704
eXp World Holdings, Inc.(a) 14,448 141,301
Forestar Group, Inc.* 3,553 75,110
FRP Holdings, Inc.* 2,052 58,626
Kennedy-Wilson Holdings, Inc.
(a) 20,051 174,043
Marcus & Millichap, Inc.(a) 4,345 149,685
Maui Land & Pineapple Co.,
Inc.* 1,270 22,314
Newmark Group, Inc., Class A 23,915 291,046
Offerpad Solutions, Inc.*(a) 1,899 3,152
Opendoor Technologies,
Inc.*(a) 113,805 116,081
RE/MAX Holdings, Inc., Class
A* 2,967 24,834
Real Brokerage, Inc. (The)* 17,576 71,359
Redfin Corp.*(a) 21,684 199,710
RMR Group, Inc. (The), Class
A 2,941 48,968
St Joe Co. (The)(a) 6,393 300,151
Star Holdings* 2,452 20,866
Stratus Properties, Inc.* 1,205 21,389
Tejon Ranch Co.*(a) 3,686 58,423
Transcontinental Realty
Investors, Inc.* 178 4,975
2,662,976

140 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Residential REITs 0.5%
Apartment Investment and
Management Co., Class A 24,384 214,579
BRT Apartments Corp. 1,783 30,311
Centerspace 2,954 191,272
Clipper Realty, Inc. 2,440 9,370
Elme Communities 15,504 269,770
Independence Realty Trust,
Inc.(a) 39,553 839,710
NexPoint Residential Trust,
Inc. 4,078 161,203
UMH Properties, Inc. 12,746 238,350
Veris Residential, Inc. 13,861 234,528
2,189,093
Retail REITs 1.3%
Acadia Realty Trust 21,146 443,009
Alexander's, Inc.(a) 402 84,082
CBL & Associates Properties,
Inc. 3,915 104,061
Curbline Properties Corp.(a) 16,598 401,506
FrontView REIT, Inc. 2,602 33,280
Getty Realty Corp.(a) 8,702 271,328
InvenTrust Properties Corp. 13,811 405,629
Kite Realty Group Trust(a) 38,353 857,957
Macerich Co. (The) 44,000 755,480
NETSTREIT Corp.(a) 13,984 221,646
Phillips Edison & Co., Inc. 21,508 784,827
Saul Centers, Inc. 1,921 69,290
SITE Centers Corp. 8,567 110,000
Tanger, Inc. 18,751 633,596
Urban Edge Properties 22,888 434,872
Whitestone REIT 8,417 122,636
5,733,199
Semiconductors & Semiconductor Equipment 2.0%
ACM Research, Inc., Class A* 9,155 213,678
Aehr Test Systems*(a) 4,870 35,502
Alpha & Omega
Semiconductor Ltd.*(a) 4,094 101,777
Ambarella, Inc.* 6,753 339,878
Axcelis Technologies, Inc.* 5,767 286,447
CEVA, Inc.* 4,004 102,542
Cohu, Inc.* 8,030 118,121
Credo Technology Group
Holding Ltd.* 24,851 998,016
Diodes, Inc.* 8,005 345,576
Everspin Technologies, Inc.*(a) 3,106 15,841
FormFactor, Inc.* 13,702 387,630
GCT Semiconductor Holding,
Inc.*(a) 1,515 2,485
Ichor Holdings Ltd.* 5,735 129,668
Impinj, Inc.* 4,034 365,884
indie Semiconductor, Inc.,
Class A*(a) 28,553 58,105
Kulicke & Soffa Industries, Inc.
(a) 9,341 308,066
MaxLinear, Inc., Class A* 13,866 150,585
Navitas Semiconductor Corp.,
Class A*(a) 20,898 42,841
NVE Corp.(a) 781 49,781
PDF Solutions, Inc.*(a) 5,417 103,519
Penguin Solutions, Inc.*(a) 9,472 164,529
Photronics, Inc.* 10,719 222,526
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 9,968 503,384
QuickLogic Corp.*(a) 2,242 11,457
Rambus, Inc.* 18,823 974,561
Rigetti Computing, Inc.*(a) 33,120 262,310
Semtech Corp.* 13,011 447,578
Silicon Laboratories, Inc.* 5,617 632,306
SiTime Corp.* 3,236 494,687
SkyWater Technology, Inc.*(a) 4,488 31,820
Synaptics, Inc.* 6,933 441,771
Ultra Clean Holdings, Inc.* 7,709 165,050
Veeco Instruments, Inc.*(a) 9,788 196,543
8,704,464
Software 5.9%
8x8, Inc.* 21,878 43,756
A10 Networks, Inc.(a) 12,689 207,338
ACI Worldwide, Inc.* 18,511 1,012,737
Adeia, Inc. 19,324 255,463
Agilysys, Inc.*(a) 3,992 289,580
Airship AI Holdings, Inc.* 2,620 10,113
Alarm.com Holdings, Inc.* 8,329 463,509
Alkami Technology, Inc.* 10,686 280,507
Amplitude, Inc., Class A* 13,878 141,417
Appian Corp., Class A* 7,166 206,452
Arteris, Inc.* 4,818 33,292
Asana, Inc., Class A* 14,287 208,162
AudioEye, Inc.*(a) 1,190 13,209
Aurora Innovation, Inc., Class
A*(a) 167,808 1,128,509
AvePoint, Inc.* 22,565 325,839
Bit Digital, Inc.*(a) 21,961 44,361
Blackbaud, Inc.*(a) 6,882 427,028
BlackLine, Inc.* 10,214 494,562
Blend Labs, Inc., Class A* 41,296 138,342
Box, Inc., Class A* 24,583 758,631
Braze, Inc., Class A*(a) 11,487 414,451
C3.ai, Inc., Class A*(a) 19,885 418,579
Cerence, Inc.*(a) 7,719 60,980
Cipher Mining, Inc.*(a) 35,961 82,710
Cleanspark, Inc.*(a) 48,460 325,651
Clear Secure, Inc., Class A(a) 15,540 402,641
Clearwater Analytics Holdings,
Inc., Class A* 32,722 876,950
Commvault Systems, Inc.* 7,671 1,210,177
Consensus Cloud Solutions,
Inc.* 3,022 69,748
Core Scientific, Inc.*(a) 31,515 228,169
CS Disco, Inc.*(a) 5,673 23,203
Daily Journal Corp.*(a) 232 92,266
Digimarc Corp.*(a) 2,750 35,255
Digital Turbine, Inc.* 15,970 43,359
Domo, Inc., Class B*(a) 6,217 48,244
D-Wave Quantum, Inc.*(a) 32,003 243,223
E2open Parent Holdings,
Inc.*(a) 35,476 70,952
eGain Corp.* 3,411 16,543
Enfusion, Inc., Class A* 8,810 98,232
EverCommerce, Inc.*(a) 3,504 35,320
Freshworks, Inc., Class A* 36,240 511,346
Hut 8 Corp.*(a) 14,463 168,060
I3 Verticals, Inc., Class A* 3,896 96,114
Intapp, Inc.* 9,415 549,648

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 141
Common Stocks
Shares Value ($)
Software
InterDigital, Inc.(a) 4,450 920,038
Jamf Holding Corp.* 14,201 172,542
Kaltura, Inc.*(a) 19,025 35,767
Life360, Inc.*(a) 1,825 70,062
LiveRamp Holdings, Inc.* 11,348 296,637
Logility Supply Chain
Solutions, Inc., Class A(a) 5,207 74,252
MARA Holdings, Inc.*(a) 59,791 687,596
Meridianlink, Inc.* 5,843 108,271
Mitek Systems, Inc.* 7,761 64,028
N-able, Inc.* 12,590 89,263
NCR Voyix Corp.*(a) 26,208 255,528
NextNav, Inc.*(a) 13,751 167,350
Olo, Inc., Class A*(a) 17,875 107,965
ON24, Inc.* 5,406 28,111
OneSpan, Inc. 6,768 103,212
Ooma, Inc.* 4,320 56,549
Pagaya Technologies Ltd.,
Class A*(a) 6,497 68,089
PagerDuty, Inc.*(a) 15,266 278,910
Porch Group, Inc.* 13,217 96,352
Progress Software Corp.(a) 7,442 383,337
PROS Holdings, Inc.* 8,149 155,075
Q2 Holdings, Inc.* 10,434 834,824
Qualys, Inc.* 6,528 822,071
Rapid7, Inc.* 11,044 292,776
Red Violet, Inc.(a) 1,984 74,579
Rekor Systems, Inc.*(a) 12,028 10,665
ReposiTrak, Inc.(a) 2,049 41,533
Rimini Street, Inc.* 9,595 33,391
Riot Platforms, Inc.*(a) 54,588 388,667
Roadzen, Inc.*(a) 4,025 4,186
Sapiens International Corp.
NV 5,441 147,397
SEMrush Holdings, Inc., Class
A* 6,178 57,641
Silvaco Group, Inc.*(a) 1,102 5,025
SolarWinds Corp. 9,505 175,177
SoundHound AI, Inc., Class
A*(a) 56,829 461,451
SoundThinking, Inc.* 1,509 25,578
Sprinklr, Inc., Class A*(a) 20,845 174,056
Sprout Social, Inc., Class A* 8,915 196,041
SPS Commerce, Inc.* 6,567 871,638
Telos Corp.*(a) 9,461 22,517
Tenable Holdings, Inc.* 20,868 729,963
Terawulf, Inc.*(a) 47,381 129,350
Varonis Systems, Inc., Class
B*(a) 19,401 784,770
Verint Systems, Inc.* 10,870 194,029
Vertex, Inc., Class A*(a) 9,687 339,142
Viant Technology, Inc., Class
A* 2,696 33,457
Weave Communications, Inc.* 7,281 80,746
WM Technology, Inc.*(a) 13,628 15,400
Workiva, Inc., Class A* 8,919 677,041
Xperi, Inc.*(a) 7,836 60,494
Yext, Inc.* 18,832 116,005
Zeta Global Holdings Corp.,
Class A*(a) 31,460 426,598
25,049,770
Common Stocks
Shares Value ($)
Specialized REITs 0.5%
Farmland Partners, Inc. 7,700 85,855
Four Corners Property Trust,
Inc.(a) 17,413 499,753
Gladstone Land Corp. 5,288 55,630
Outfront Media, Inc.(a) 25,845 417,138
PotlatchDeltic Corp. 13,874 625,995
Safehold, Inc.(a) 9,152 171,326
Uniti Group, Inc. 43,555 219,517
2,075,214
Specialty Retail 2.0%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 24,520
Abercrombie & Fitch Co.,
Class A* 8,688 663,503
Academy Sports & Outdoors,
Inc. 11,923 543,808
American Eagle Outfitters, Inc.
(a) 31,331 364,066
America's Car-Mart, Inc.* 1,260 57,191
Arhaus, Inc., Class A*(a) 9,370 81,519
Arko Corp. 13,455 53,147
Asbury Automotive Group,
Inc.* 3,467 765,652
BARK, Inc.*(a) 23,596 32,798
Beyond, Inc.* 7,691 44,608
Boot Barn Holdings, Inc.* 5,183 556,810
Buckle, Inc. (The) 5,396 206,775
Build-A-Bear Workshop, Inc.
(a) 2,107 78,317
Caleres, Inc.(a) 5,691 98,056
Camping World Holdings, Inc.,
Class A 10,032 162,117
Citi Trends, Inc.* 994 22,002
Designer Brands, Inc., Class
A(a) 6,941 25,335
Destination XL Group, Inc.*(a) 9,352 13,654
EVgo, Inc., Class A*(a) 21,809 58,012
Foot Locker, Inc.* 14,730 207,693
Genesco, Inc.* 1,856 39,403
Group 1 Automotive, Inc. 2,287 873,520
GrowGeneration Corp.* 8,492 9,171
Haverty Furniture Cos., Inc. 2,689 53,027
J Jill, Inc.(a) 1,086 21,210
Lands' End, Inc.*(a) 2,516 25,613
Leslie's, Inc.* 29,776 21,900
MarineMax, Inc.* 3,777 81,206
Monro, Inc.(a) 5,366 77,646
National Vision Holdings, Inc.* 13,307 170,064
ODP Corp. (The)* 5,228 74,917
OneWater Marine, Inc., Class
A*(a) 2,008 32,489
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,976 48,727
RealReal, Inc. (The)*(a) 17,562 94,659
Revolve Group, Inc., Class
A*(a) 6,832 146,820
RumbleON, Inc., Class B* 2,725 7,685
Sally Beauty Holdings, Inc.* 18,248 164,779
Shoe Carnival, Inc.(a) 3,220 70,808
Signet Jewelers Ltd.(a) 7,289 423,199
Sleep Number Corp.*(a) 3,633 23,033

142 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Sonic Automotive, Inc., Class
A(a) 2,629 149,748
Stitch Fix, Inc., Class A* 18,023 58,575
ThredUp, Inc., Class A* 15,674 37,774
Tile Shop Holdings, Inc.*(a) 5,012 32,478
Tilly's, Inc., Class A* 2,351 5,172
Torrid Holdings, Inc.*(a) 3,871 21,213
Upbound Group, Inc. 9,434 226,039
Urban Outfitters, Inc.* 11,138 583,631
Victoria's Secret & Co.* 13,868 257,667
Warby Parker, Inc., Class A* 15,661 285,500
Winmark Corp.(a) 478 151,942
Zumiez, Inc.* 2,946 43,866
8,373,064
Technology Hardware, Storage & Peripherals 0.3%
CompoSecure, Inc., Class A(a) 4,295 46,687
Corsair Gaming, Inc.*(a) 7,997 70,853
CPI Card Group, Inc.* 908 26,486
Diebold Nixdorf, Inc.*(a) 4,505 196,959
Eastman Kodak Co.*(a) 10,516 66,461
Immersion Corp.(a) 5,735 43,471
IonQ, Inc.*(a) 35,689 787,656
Turtle Beach Corp.* 3,128 44,637
Xerox Holdings Corp.(a) 20,487 98,952
1,382,162
Textiles, Apparel & Luxury Goods 0.5%
Figs, Inc., Class A*(a) 23,621 108,420
G-III Apparel Group Ltd.* 6,891 188,469
Hanesbrands, Inc.* 62,615 361,289
Kontoor Brands, Inc. 9,681 620,842
Movado Group, Inc. 2,640 44,141
Oxford Industries, Inc.(a) 2,573 150,958
Rocky Brands, Inc. 1,179 20,479
Steven Madden Ltd. 12,687 337,982
Superior Group of Cos., Inc. 2,218 24,265
Vera Bradley, Inc.*(a) 5,109 11,495
Wolverine World Wide, Inc.(a) 13,953 194,086
2,062,426
Tobacco 0.1%
Ispire Technology, Inc.* 3,811 10,404
Turning Point Brands, Inc. 3,043 180,876
Universal Corp.(a) 4,260 238,773
430,053
Trading Companies & Distributors 2.5%
Alta Equipment Group, Inc.(a) 4,453 20,885
Applied Industrial
Technologies, Inc. 6,746 1,520,144
Beacon Roofing Supply, Inc.* 10,832 1,339,918
BlueLinx Holdings, Inc.* 1,455 109,096
Boise Cascade Co. 6,775 664,560
Custom Truck One Source,
Inc.*(a) 8,074 34,072
Distribution Solutions Group,
Inc.* 1,916 53,648
DNOW, Inc.* 18,191 310,702
DXP Enterprises, Inc.* 2,150 176,859
EVI Industries, Inc.(a) 1,027 17,233
FTAI Aviation Ltd.(a) 17,791 1,975,335
GATX Corp.(a) 6,226 966,711
Global Industrial Co. 2,252 50,445
Common Stocks
Shares Value ($)
Trading Companies & Distributors
GMS, Inc.*(a) 6,881 503,483
H&E Equipment Services, Inc. 5,666 537,080
Herc Holdings, Inc.(a) 4,959 665,845
Hudson Technologies, Inc.* 7,289 44,973
Karat Packaging, Inc. 1,247 33,145
McGrath RentCorp 4,277 476,458
MRC Global, Inc.* 14,932 171,419
Rush Enterprises, Inc., Class A 10,759 574,638
Rush Enterprises, Inc., Class
B 1,506 85,119
Titan Machinery, Inc.*(a) 3,459 58,941
Transcat, Inc.*(a) 1,589 118,301
Willis Lease Finance Corp.(a) 495 78,195
Xometry, Inc., Class A*(a) 7,755 193,255
10,780,460
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp.*(a) 1,761 22,911
Water Utilities 0.4%
American States Water Co. 6,606 519,760
Cadiz, Inc.*(a) 8,789 25,752
California Water Service
Group 10,345 501,319
Consolidated Water Co. Ltd.(a) 2,466 60,392
Global Water Resources, Inc. 1,601 16,506
Middlesex Water Co.(a) 3,124 200,248
Pure Cycle Corp.* 3,202 33,525
SJW Group 5,734 313,593
York Water Co. (The) 2,167 75,152
1,746,247
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 10,777 92,898
Spok Holdings, Inc.(a) 2,897 47,626
Telephone & Data Systems,
Inc. 17,419 674,812
815,336
Total Common Stocks
(cost $339,499,693) 420,361,715
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Total Rights
(cost $6,480) 0

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 143
Warrants 0.0%
†
Number of
Warrants Value ($)
Health Care Equipment & Supplies 0.0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 243 618
Total Warrants
(cost $0) 618
Repurchase Agreements 8.9%
Principal
Amount ($)
Bank of America NA,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $17,002,059,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
9/1/2046 - 1/1/2047;
total market value
$17,340,000.(b) 17,000,000 17,000,000
BNP Paribas Securities
Corp.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $5,000,608,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054;
total market value
$5,100,000.(b) 5,000,000 5,000,000
BofA Securities, Inc.,
4.36%, dated 3/31/2025,
due 4/1/2025, repurchase
price $3,000,363,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025,
due 4/1/2025, repurchase
price $7,020,382,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073;
total market value
$7,159,919.(b) 7,019,528 7,019,528
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.34%, dated 3/31/2025,
due 4/7/2025, repurchase
price $2,001,688,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.50% - 4.13%, maturing
2/15/2027 - 11/30/2031;
total market value
$2,040,001.(b) 2,000,000 2,000,000
Pershing LLC,
4.35%, dated 3/31/2025,
due 4/1/2025, repurchase
price $4,000,483,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2025
- 3/20/2075; total market
value $4,080,000.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $38,019,528) 38,019,528
Total Investments
(cost $377,582,920) — 107.1% 458,403,964
Liabilities in excess of other assets — (7.1)% (30,320,597)
NET ASSETS — 100.0%
$ 428,083,367
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $124,082,143, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $38,019,528 and by $91,206,584 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2025 - 2/15/2055, a total value of
$129,226,112.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $38,019,528.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

144 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
Futures contracts outstanding as of March 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 67 6/2025 USD 6,790,785 (86,749)
Net contracts (86,749)
Currency:
USD United States Dollar

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 145
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

146 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 22,103 $ – $ – $ 22,103
Common Stocks
Aerospace & Defense 6,085,204 – – 6,085,204
Air Freight & Logistics 715,657 – – 715,657
Automobile Components 4,509,585 – – 4,509,585
Automobiles 174,554 – – 174,554
Banks 45,280,791 – – 45,280,791
Beverages 1,688,207 – – 1,688,207
Biotechnology 34,307,481 – – 34,307,481
Broadline Retail 113,528 – – 113,528
Building Products 5,914,374 – – 5,914,374
Capital Markets 7,600,567 – – 7,600,567
Chemicals 6,733,306 – – 6,733,306
Commercial Services & Supplies 7,772,501 – – 7,772,501
Communications Equipment 2,669,386 – – 2,669,386
Construction & Engineering 6,399,386 – – 6,399,386
Construction Materials 1,092,722 – – 1,092,722
Consumer Finance 3,958,389 – – 3,958,389
Consumer Staples Distribution & Retail 4,644,459 – – 4,644,459
Containers & Packaging 1,108,179 – – 1,108,179
Distributors 167,820 – – 167,820
Diversified Consumer Services 4,987,510 – – 4,987,510
Diversified REITs 2,877,617 – – 2,877,617
Diversified Telecommunication Services 2,455,818 – – 2,455,818
Electric Utilities 3,875,461 – – 3,875,461
Electrical Equipment 5,172,383 – – 5,172,383
Electronic Equipment, Instruments &
Components 12,230,319 – – 12,230,319
Energy Equipment & Services 8,760,519 – – 8,760,519
Entertainment 2,162,491 – – 2,162,491
Financial Services 12,037,025 – – 12,037,025
Food Products 4,151,116 – – 4,151,116
Gas Utilities 4,750,068 – – 4,750,068
Ground Transportation 1,654,743 – – 1,654,743
Health Care Equipment & Supplies 11,915,401 – – 11,915,401
Health Care Providers & Services 13,157,785 – – 13,157,785
Health Care REITs 3,718,696 – – 3,718,696
Health Care Technology 1,727,773 – – 1,727,773
Hotel & Resort REITs 3,011,392 – – 3,011,392
Hotels, Restaurants & Leisure 8,243,715 – – 8,243,715
Household Durables 8,318,146 – – 8,318,146
Household Products 1,399,262 – – 1,399,262
Independent Power and Renewable
Electricity Producers 810,184 – – 810,184
Industrial Conglomerates 124,874 – – 124,874
Industrial REITs 1,955,273 – – 1,955,273
Insurance 9,808,542 – – 9,808,542
Interactive Media & Services 2,333,601 – – 2,333,601
IT Services 1,914,971 – – 1,914,971
Leisure Products 1,441,072 – – 1,441,072
Life Sciences Tools & Services 1,001,996 – – 1,001,996
Machinery 16,739,550 – – 16,739,550
Marine Transportation 1,180,218 – – 1,180,218
Media 3,215,961 – – 3,215,961
Metals & Mining 6,929,677 – – 6,929,677
Mortgage Real Estate Investment Trusts
(REITs) 4,218,579 – – 4,218,579
Multi-Utilities 2,144,057 – – 2,144,057
Office REITs 2,835,481 – – 2,835,481
Oil, Gas & Consumable Fuels 12,723,732 – – 12,723,732

NVIT Small Cap Index Fund - March 31, 2025 (Unaudited) - Statement of Investments - 147
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 485,789 $ – $ – $ 485,789
Passenger Airlines 1,636,769 – – 1,636,769
Personal Care Products 1,074,545 – – 1,074,545
Pharmaceuticals 8,247,313 – – 8,247,313
Professional Services 9,968,820 – – 9,968,820
Real Estate Management & Development 2,662,976 – – 2,662,976
Residential REITs 2,189,093 – – 2,189,093
Retail REITs 5,733,199 – – 5,733,199
Semiconductors & Semiconductor
Equipment 8,704,464 – – 8,704,464
Software 25,049,770 – – 25,049,770
Specialized REITs 2,075,214 – – 2,075,214
Specialty Retail 8,373,064 – – 8,373,064
Technology Hardware, Storage &
Peripherals 1,382,162 – – 1,382,162
Textiles, Apparel & Luxury Goods 2,062,426 – – 2,062,426
Tobacco 430,053 – – 430,053
Trading Companies & Distributors 10,780,460 – – 10,780,460
Transportation Infrastructure 22,911 – – 22,911
Water Utilities 1,746,247 – – 1,746,247
Wireless Telecommunication Services 815,336 – – 815,336
Total Common Stocks $ 420,361,715 $ – $ – $ 420,361,715
Repurchase Agreements – 38,019,528 – 38,019,528
Rights – – – –
Warrants – – 618 618
Total Assets $ 420,383,818 $ 38,019,528 $ 618 $ 458,403,964
Liabilities:
Futures Contracts $ (86,749) $ – $ – $ (86,749)
Total Liabilities $ (86,749) $ – $ – $ (86,749)
Total $ 420,297,069 $ 38,019,528 $ 618 $ 458,317,215
As of March 31, 2025, the Fund held one common stock investment and five rights investments that were categorized as Level 3 investments which were each valued at $0.
Warrants Total
Balance as of 12/31/2024 $ 1,557 $ 1,557
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2 2
Purchases — —
Sales (2) (2)
Change in Unrealized Appreciation/Depreciation (939) (939)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 03/31/2025 $ 618 $ 618
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 03/31/2025 $ (160) $ (160)

148 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Small Cap Index Fund
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (86,749)
Total $ (86,749)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - March 31, 2025 (Unaudited) - Statement of
Investments - 1
Common Stocks 96.3%
Shares Value ($)
AUSTRALIA 7.6%
Banks 1.8%
ANZ Group Holdings Ltd. 244,933 4,477,456
Diversified REITs 0.7%
Mirvac Group 1,337,755 1,760,917
Diversified Telecommunication Services 0.3%
Telstra Group Ltd. 285,467 752,599
Insurance 2.2%
QBE Insurance Group Ltd. 397,186 5,471,215
Metals & Mining 1.2%
Glencore plc 798,856 2,938,700
Passenger Airlines 1.4%
Qantas Airways Ltd. 613,843 3,500,558
18,901,445
CANADA 1.6%
Oil, Gas & Consumable Fuels 1.6%
Cenovus Energy, Inc. 287,000 3,988,743
FRANCE 11.5%
Aerospace & Defense 3.0%
Airbus SE 16,648 2,935,427
Thales SA 16,311 4,379,346
7,314,773
Banks 2.0%
BNP Paribas SA 59,532 4,957,986
Building Products 1.5%
Cie de Saint-Gobain SA 37,542 3,731,758
Insurance 2.5%
AXA SA 144,926 6,186,947
Machinery 0.7%
Alstom SA * 81,137 1,796,291
Multi-Utilities 1.8%
Veolia Environnement SA 127,539 4,383,682
28,371,437
GERMANY 10.2%
Air Freight & Logistics 1.0%
Deutsche Post AG 56,320 2,403,934
Chemicals 0.6%
LANXESS AG 46,505 1,395,958
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG
(Registered) 133,906 4,958,354
Industrial Conglomerates 3.4%
Siemens AG (Registered) 36,803 8,443,667
Insurance 1.7%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,677 4,208,712
Multi-Utilities 1.5%
E.ON SE 244,704 3,692,878
25,103,503
HONG KONG 1.1%
Insurance 1.1%
Prudential plc 260,033 2,805,477
Common Stocks
Shares Value ($)
IRELAND 3.7%
Banks 2.8%
AIB Group plc 1,077,703 6,995,691
Household Durables 0.9%
Cairn Homes plc 1,042,888 2,152,797
9,148,488
JAPAN 21.6%
Automobiles 0.9%
Yamaha Motor Co. Ltd. 289,700 2,315,111
Banks 5.8%
Mitsubishi UFJ Financial Group,
Inc. 542,800 7,330,642
Resona Holdings, Inc. 270,300 2,339,514
Sumitomo Mitsui Financial Group,
Inc. 190,200 4,853,113
14,523,269
Beverages 1.1%
Asahi Group Holdings Ltd. 216,800 2,772,223
Broadline Retail 0.5%
Pan Pacific International Holdings
Corp. 40,700 1,114,086
Consumer Staples Distribution & Retail 2.0%
MatsukiyoCocokara & Co. 150,800 2,360,142
Seven & i Holdings Co. Ltd. 172,700 2,509,834
4,869,976
Diversified Telecommunication Services 1.4%
Nippon Telegraph & Telephone
Corp. 3,651,300 3,526,746
Financial Services 1.0%
ORIX Corp. 122,300 2,530,299
Food Products 1.0%
Yamazaki Baking Co. Ltd. 127,800 2,456,485
Health Care Equipment & Supplies 1.0%
Hoya Corp. 22,000 2,481,696
Household Durables 1.3%
Sony Group Corp. 126,000 3,209,409
Machinery 0.8%
MINEBEA MITSUMI, Inc. 127,100 1,855,840
Textiles, Apparel & Luxury Goods 1.0%
Asics Corp. 118,500 2,516,716
Trading Companies & Distributors 3.3%
ITOCHU Corp. 68,900 3,183,084
Mitsubishi Corp. 289,000 5,082,792
8,265,876
Wireless Telecommunication Services 0.5%
KDDI Corp. 72,400 1,142,554
53,580,286
NETHERLANDS 5.9%
Banks 3.2%
ING Groep NV 398,686 7,804,923
Biotechnology 1.0%
Argenx SE * 4,151 2,451,470
Insurance 1.7%
ASR Nederland NV 74,905 4,311,568
14,567,961

2 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia Over-
seas Value Fund)
Common Stocks
Shares Value ($)
NORWAY 1.0%
Banks 1.0%
DNB Bank ASA 94,374 2,482,243
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 0.5%
Semiconductors & Semiconductor Equipment 0.5%
STMicroelectronics NV 54,826 1,200,100
SOUTH AFRICA 0.5%
Metals & Mining 0.5%
Anglo American plc 42,185 1,184,232
SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd. 19,318 765,026
SPAIN 2.3%
Banks 2.3%
CaixaBank SA 722,745 5,625,197
SWITZERLAND 2.3%
Capital Markets 2.3%
UBS Group AG (Registered) 182,490 5,591,787
UNITED KINGDOM 14.3%
Banks 4.8%
Barclays plc 1,062,296 3,989,025
HSBC Holdings plc 715,354 8,111,177
12,100,202
Beverages 1.7%
Coca-Cola Europacific Partners
plc 48,200 4,194,846
Consumer Staples Distribution & Retail 1.1%
Tesco plc 630,405 2,708,310
Hotels, Restaurants & Leisure 0.8%
Compass Group plc 58,998 1,947,843
Personal Care Products 1.4%
Unilever plc 59,803 3,562,200
Pharmaceuticals 1.5%
AstraZeneca plc 25,122 3,671,448
Specialty Retail 0.4%
JD Sports Fashion plc 1,189,029 1,045,674
Tobacco 1.2%
Imperial Brands plc 79,845 2,952,741
Trading Companies & Distributors 0.6%
Ashtead Group plc 25,420 1,372,763
Wireless Telecommunication Services 0.8%
Vodafone Group plc 2,013,055 1,883,831
35,439,858
UNITED STATES 11.9%
Automobiles 0.6%
Stellantis NV 136,890 1,532,917
Construction Materials 2.0%
CRH plc 56,562 4,928,757
Oil, Gas & Consumable Fuels 5.4%
Shell plc 362,635 13,198,225
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 3.1%
Sanofi SA 69,734 7,727,219
Trading Companies & Distributors 0.8%
Ferguson Enterprises, Inc. 12,895 2,044,776
29,431,894
Total Common Stocks
(cost $203,009,451) 238,187,677
Total Investments
(cost $203,009,451) — 96.3% 238,187,677
Other assets in excess of liabilities — 3.7% 9,062,160
NET ASSETS — 100.0%
$247,249,837
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - March 31, 2025 (Unaudited) - Statement of
Investments - 3
Forward Foreign Currency Contracts outstanding as of March 31, 2025:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 1,010,300 USD 702,296 Westpac Banking Corp. 4/16/2025 244
NZD 827,300 USD 467,986 Westpac Banking Corp. 4/16/2025 1,870
USD 4,380,754 CAD 6,253,500 Goldman Sachs International 4/16/2025 32,215
CNY 5,641,200 USD 775,617 Morgan Stanley Co., Inc.
**
5/21/2025 4,909
HKD 32,884,600 USD 4,229,921 Westpac Banking Corp. 5/21/2025 1,647
JPY 283,985,900 USD 1,882,520 Westpac Banking Corp. 5/21/2025 21,411
SGD 5,325,900 USD 3,948,311 Westpac Banking Corp. 5/21/2025 26,220
USD 645,970 JPY 95,316,700 Morgan Stanley Co., Inc. 5/21/2025 6,937
USD 743,051 KRW 1,076,012,700 Toronto Dominion Bank
**
5/21/2025 10,387
CHF 15,094,700 USD 17,189,988 Goldman Sachs International 6/18/2025 30,049
DKK 10,286,400 USD 1,488,817 Morgan Stanley Co., Inc. 6/18/2025 9,639
SEK 68,178,300 USD 6,787,458 Morgan Stanley Co., Inc. 6/18/2025 26,597
USD 1,693,808 EUR 1,549,900 Westpac Banking Corp. 6/18/2025 10,560
Total unrealized appreciation 182,685
AUD 981,300 USD 617,320 Westpac Banking Corp. 4/16/2025 (4,086)
ILS 8,223,900 USD 2,294,463 Morgan Stanley Co., Inc. 4/16/2025 (81,974)
USD 1,509,159 AUD 2,422,600 Goldman Sachs International 4/16/2025 (4,774)
CHF 1,485,800 USD 1,697,032 Morgan Stanley Co., Inc. 6/18/2025 (2,031)
CZK 14,281,400 USD 620,108 Morgan Stanley Co., Inc. 6/18/2025 (340)
EUR 1,896,200 USD 2,067,812 Morgan Stanley Co., Inc. 6/18/2025 (8,470)
USD 932,334 EUR 880,900 Morgan Stanley Co., Inc. 6/18/2025 (24,355)
USD 8,640,576 EUR 8,025,300 Westpac Banking Corp. 6/18/2025 (75,192)
USD 10,613,034 GBP 8,272,600 Goldman Sachs International 6/18/2025 (72,320)
Total unrealized depreciation (273,542)
Net unrealized depreciation (90,857)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
CNY Chinese yuan
CZK Czech koruna
DKK Danish krone
EUR Euro
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

4 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia Over-
seas Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - March 31, 2025 (Unaudited) - Statement of
Investments - 5
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,314,773 $ – $ 7,314,773
Air Freight & Logistics – 2,403,934 – 2,403,934
Automobiles – 3,848,027 – 3,848,027
Banks – 58,966,968 – 58,966,968
Beverages 4,194,846 2,772,223 – 6,967,069
Biotechnology – 2,451,470 – 2,451,470
Broadline Retail – 1,114,086 – 1,114,086
Building Products – 3,731,758 – 3,731,758
Capital Markets – 5,591,787 – 5,591,787
Chemicals – 1,395,958 – 1,395,958
Construction Materials – 4,928,757 – 4,928,757
Consumer Staples Distribution & Retail – 7,578,286 – 7,578,286
Diversified REITs – 1,760,917 – 1,760,917
Diversified Telecommunication Services – 9,237,699 – 9,237,699
Financial Services – 2,530,299 – 2,530,299
Food Products – 2,456,485 – 2,456,485
Health Care Equipment & Supplies – 2,481,696 – 2,481,696
Hotels, Restaurants & Leisure – 1,947,843 – 1,947,843
Household Durables – 5,362,206 – 5,362,206
Industrial Conglomerates – 8,443,667 – 8,443,667
Insurance – 22,983,918 – 22,983,918
Machinery – 3,652,131 – 3,652,131
Metals & Mining – 4,122,932 – 4,122,932
Multi-Utilities – 8,076,560 – 8,076,560
Oil, Gas & Consumable Fuels 3,988,743 13,198,226 – 17,186,969
Passenger Airlines – 3,500,558 – 3,500,558
Personal Care Products – 3,562,200 – 3,562,200
Pharmaceuticals – 11,398,667 – 11,398,667
Semiconductors & Semiconductor
Equipment – 1,200,100 – 1,200,100
Specialty Retail – 1,045,674 – 1,045,674
Technology Hardware, Storage &
Peripherals – 765,026 – 765,026
Textiles, Apparel & Luxury Goods – 2,516,716 – 2,516,716
Tobacco – 2,952,741 – 2,952,741
Trading Companies & Distributors – 11,683,415 – 11,683,415
Wireless Telecommunication Services – 3,026,385 – 3,026,385
Forward Foreign Currency Contracts – 182,685 – 182,685
Total Assets $ 8,183,589 $ 230,186,773 $ – $ 238,370,362
Liabilities:
Forward Foreign Currency Contracts $ – $ (273,542) $ – $ (273,542)
Total Liabilities $ – $ (273,542) $ – $ (273,542)
Total $ 8,183,589 $ 229,913,231 $ – $ 238,096,820
As of March 31, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

6 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia Over-
seas Value Fund)
a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2025:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 182,685
Total $ 182,685
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (273,542)
Total $ (273,542)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) - March 31, 2025 (Unaudited) - State-
ment of Investments - 7
Common Stocks 99.3%
Shares Value ($)
BRAZIL 8.4%
Banks 2.5%
Itau Unibanco Holding SA
(Preference) 645,670 3,553,960
Ground Transportation 1.2%
Localiza Rent a Car SA * 276,500 1,627,568
Metals & Mining 3.1%
Vale SA, Class B, ADR 436,500 4,356,270
Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA, ADR 158,300 2,270,022
11,807,820
CHILE 1.5%
Metals & Mining 1.5%
Antofagasta plc 99,600 2,175,551
CHINA 34.7%
Banks 1.7%
China Construction Bank Corp.,
Class H 2,687,000 2,383,973
Broadline Retail 5.8%
Alibaba Group Holding Ltd., ADR 36,300 4,799,949
PDD Holdings, Inc., ADR * 29,100 3,443,985
8,243,934
Diversified Consumer Services 1.2%
TAL Education Group, ADR * 125,200 1,653,892
Ground Transportation 1.0%
Full Truck Alliance Co. Ltd., ADR 113,100 1,444,287
Hotels, Restaurants & Leisure 2.5%
Meituan, Class B Reg. S *(a) 172,500 3,487,710
Household Durables 3.0%
Haier Smart Home Co. Ltd., Class
A 1,115,300 4,215,067
Insurance 3.7%
China Life Insurance Co. Ltd.,
Class H 1,825,000 3,536,718
PICC Property & Casualty Co.
Ltd., Class H 898,000 1,662,695
5,199,413
Interactive Media & Services 9.9%
Tencent Holdings Ltd. 217,400 13,855,451
Life Sciences Tools & Services 1.5%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 240,800 2,159,683
Machinery 2.5%
Shenzhen Inovance Technology
Co. Ltd., Class A 371,500 3,501,718
Pharmaceuticals 1.9%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 852,000 2,683,472
48,828,600
GREECE 3.8%
Banks 3.8%
Alpha Services and Holdings SA 921,600 2,216,173
National Bank of Greece SA 301,600 3,107,611
5,323,784
Common Stocks
Shares Value ($)
HUNGARY 3.1%
Banks 3.1%
OTP Bank Nyrt. 65,000 4,379,573
INDIA 7.6%
Banks 3.8%
HDFC Bank Ltd. 142,400 3,033,110
ICICI Bank Ltd. 140,100 2,207,498
5,240,608
Construction & Engineering 1.3%
Larsen & Toubro Ltd. 46,200 1,877,789
Construction Materials 1.0%
JK Cement Ltd. 25,200 1,450,312
IT Services 1.5%
Tata Consultancy Services Ltd. 49,700 2,088,634
10,657,343
MALAYSIA 0.9%
Banks 0.9%
CIMB Group Holdings Bhd. 784,500 1,234,641
MEXICO 7.4%
Banks 1.1%
Regional SAB de CV 250,700 1,595,503
Beverages 1.7%
Fomento Economico Mexicano
SAB de CV, ADR 24,700 2,410,226
Construction Materials 0.9%
Cemex SAB de CV, ADR 218,600 1,226,346
Consumer Staples Distribution & Retail 3.7%
Wal-Mart de Mexico SAB de CV 1,913,300 5,269,300
10,501,375
PERU 2.2%
Banks 2.2%
Credicorp Ltd. 16,900 3,146,104
POLAND 2.6%
Banks 2.6%
Powszechna Kasa Oszczednosci
Bank Polski SA 190,200 3,717,254
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0.0%
†
Magnit PJSC ^∞ 32,259 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 4.1%
Financial Services 0.9%
FirstRand Ltd. 340,200 1,335,581
Metals & Mining 1.7%
Anglo American Platinum Ltd. 57,700 2,317,034

8 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT
Emerging Markets Fund)
Common Stocks
Shares Value ($)
SOUTH AFRICA
Wireless Telecommunication Services 1.5%
MTN Group Ltd. 322,500 2,172,301
5,824,916
SOUTH KOREA 8.7%
Aerospace & Defense 1.3%
Korea Aerospace Industries Ltd. 36,360 1,867,300
Automobile Components 1.2%
Hyundai Mobis Co. Ltd. 9,200 1,636,439
Technology Hardware, Storage & Peripherals 6.2%
Samsung Electronics Co. Ltd. 220,430 8,729,410
12,233,149
TAIWAN 11.9%
Electronic Equipment, Instruments & Components 0.8%
Yageo Corp. 81,000 1,185,510
Machinery 1.1%
Hiwin Technologies Corp. 210,000 1,543,419
Semiconductors & Semiconductor Equipment 8.6%
MediaTek, Inc. 47,000 1,981,847
Taiwan Semiconductor
Manufacturing Co. Ltd. 362,000 10,091,765
12,073,612
Textiles, Apparel & Luxury Goods 1.4%
Eclat Textile Co. Ltd. 145,000 1,934,928
16,737,469
TURKEY 0.9%
Electrical Equipment 0.9%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 436,000 1,303,832
UNITED ARAB EMIRATES 1.5%
Oil, Gas & Consumable Fuels 1.5%
Adnoc Gas plc 2,455,000 2,140,577
Total Common Stocks
(cost $131,014,455) 140,011,988
Total Investments
(cost $131,014,455) — 99.3% 140,011,988
Other assets in excess of liabilities — 0.7% 952,373
NET ASSETS — 100.0%
$140,964,361
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $8,330,865 which represents 5.91% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) - March 31, 2025 (Unaudited) - State-
ment of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT
Emerging Markets Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,867,300 $ – $ 1,867,300
Automobile Components – 1,636,439 – 1,636,439
Banks 8,295,567 22,279,833 – 30,575,400
Beverages 2,410,226 – – 2,410,226
Broadline Retail 8,243,934 – – 8,243,934
Construction & Engineering – 1,877,789 – 1,877,789
Construction Materials 1,226,346 1,450,312 – 2,676,658
Consumer Staples Distribution & Retail 5,269,300 – – 5,269,300
Diversified Consumer Services 1,653,892 – – 1,653,892
Electrical Equipment – 1,303,832 – 1,303,832
Electronic Equipment, Instruments &
Components – 1,185,510 – 1,185,510
Financial Services – 1,335,581 – 1,335,581
Ground Transportation 3,071,855 – – 3,071,855
Hotels, Restaurants & Leisure – 3,487,710 – 3,487,710
Household Durables – 4,215,067 – 4,215,067
Insurance – 5,199,413 – 5,199,413
Interactive Media & Services – 13,855,451 – 13,855,451
IT Services – 2,088,634 – 2,088,634
Life Sciences Tools & Services – 2,159,683 – 2,159,683
Machinery – 5,045,136 – 5,045,136
Metals & Mining 4,356,270 4,492,585 – 8,848,855
Oil, Gas & Consumable Fuels 2,270,022 2,140,577 – 4,410,599
Pharmaceuticals – 2,683,472 – 2,683,472
Semiconductors & Semiconductor
Equipment – 12,073,613 – 12,073,613
Technology Hardware, Storage &
Peripherals – 8,729,410 – 8,729,410
Textiles, Apparel & Luxury Goods – 1,934,928 – 1,934,928
Wireless Telecommunication Services – 2,172,301 – 2,172,301
Total $ 36,797,412 $ 103,214,576 $ – $ 140,011,988
As of March 31, 2025, the Fund held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks 98.8%
Shares Value ($)
ARGENTINA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Vista Energy SAB de CV, ADR * 5,667 263,856
AUSTRALIA 3.8%
Commercial Services & Supplies 0.8%
Brambles Ltd. 79,812 1,004,000
Food Products 0.1%
Inghams Group Ltd. (a) 48,201 94,685
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 7,410 299,251
Interactive Media & Services 0.6%
REA Group Ltd. (a) 5,639 780,909
Metals & Mining 1.2%
Evolution Mining Ltd. 91,361 408,637
Northern Star Resources Ltd. 33,932 391,801
Perseus Mining Ltd. 107,843 226,963
Ramelius Resources Ltd. 103,337 153,751
Westgold Resources Ltd. (a) 106,506 194,115
1,375,267
Multi-Utilities 0.2%
AGL Energy Ltd. 46,017 301,968
Passenger Airlines 0.7%
Qantas Airways Ltd. 155,691 887,858
4,743,938
BELGIUM 0.2%
Beverages 0.1%
Anheuser-Busch InBev SA/NV 2,092 128,815
Consumer Staples Distribution & Retail 0.1%
Colruyt Group N.V 1,692 69,603
198,418
BRAZIL 1.4%
Insurance 0.5%
BB Seguridade Participacoes SA 95,400 673,732
Metals & Mining 0.2%
Vale SA 19,700 195,742
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA (Preference) 138,500 901,902
1,771,376
BURKINA FASO 0.1%
Metals & Mining 0.1%
IAMGOLD Corp. * 23,710 147,956
CANADA 7.4%
Broadline Retail 0.7%
Dollarama, Inc. 8,602 919,826
Capital Markets 0.2%
Brookfield Corp., Class A 3,792 198,447
Consumer Staples Distribution & Retail 1.0%
Empire Co. Ltd., Class A 12,634 423,606
Loblaw Cos. Ltd. 3,293 461,462
Metro, Inc., Class A 4,692 326,277
1,211,345
Insurance 1.8%
Fairfax Financial Holdings Ltd. 933 1,348,452
iA Financial Corp., Inc. 3,541 336,273
Manulife Financial Corp. 24,035 748,917
2,433,642
Common Stocks
Shares Value ($)
CANADA
IT Services 0.7%
CGI, Inc. 5,497 548,765
Shopify, Inc., Class A *(a) 3,256 309,750
858,515
Metals & Mining 0.9%
Centerra Gold, Inc. 35,055 222,405
Hudbay Minerals, Inc. 24,596 186,472
Kinross Gold Corp. 27,499 346,449
Torex Gold Resources, Inc. * 12,653 350,385
1,105,711
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources Ltd. 30,148 927,663
Parex Resources, Inc. 24,771 231,004
Suncor Energy, Inc. 27,367 1,059,650
2,218,317
Trading Companies & Distributors 0.3%
Finning International, Inc. 12,006 337,808
9,283,611
CHINA 10.5%
Automobiles 0.1%
BYD Co. Ltd., Class H 3,000 151,641
Banks 1.4%
Bank of China Ltd., Class H 850,000 514,357
BOC Hong Kong Holdings Ltd. 134,000 542,476
China Construction Bank Corp.,
Class H 445,000 394,815
China Merchants Bank Co. Ltd.,
Class H 40,000 235,367
1,687,015
Broadline Retail 2.5%
Alibaba Group Holding Ltd. 94,400 1,565,212
Alibaba Group Holding Ltd., ADR
(a) 2,708 358,079
JD.com, Inc., Class A 47,157 973,155
PDD Holdings, Inc., ADR *(a) 2,250 266,288
3,162,734
Communications Equipment 0.1%
BYD Electronic International Co.
Ltd. 17,500 91,521
Consumer Finance 0.1%
Qifu Technology, Inc., Class A,
ADR 2,470 110,928
Diversified Telecommunication Services 0.1%
China Tower Corp. Ltd., Class H
Reg. S (b) 93,000 125,271
Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group
Co. Ltd. 9,400 86,888
Entertainment 0.6%
NetEase, Inc. 36,500 752,252
Gas Utilities 0.1%
Kunlun Energy Co. Ltd. 168,000 163,912
Hotels, Restaurants & Leisure 0.9%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 249,632
Meituan, Class B Reg. S *(b) 44,100 891,640
1,141,272

12 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Household Durables 0.8%
Midea Group Co. Ltd., Class H * 92,100 937,337
Insurance 0.6%
China Life Insurance Co. Ltd.,
Class H 53,000 102,710
Ping An Insurance Group Co. of
China Ltd., Class H 110,500 659,278
761,988
Interactive Media & Services 2.0%
Kanzhun Ltd., ADR * 6,485 124,317
Kuaishou Technology Reg. S *(b) 58,600 414,058
Tencent Holdings Ltd. 29,800 1,899,229
2,437,604
Machinery 0.4%
Yangzijiang Shipbuilding Holdings
Ltd. 286,300 499,869
Oil, Gas & Consumable Fuels 0.1%
PetroChina Co. Ltd., Class H 212,000 171,795
Real Estate Management & Development 0.2%
KE Holdings, Inc., ADR (a) 9,412 189,087
Technology Hardware, Storage & Peripherals 0.3%
Xiaomi Corp., Class B Reg. S *(b) 63,400 402,637
Textiles, Apparel & Luxury Goods 0.1%
361 Degrees International Ltd. 224,000 127,814
13,001,565
DENMARK 1.1%
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 19,761 1,369,682
FRANCE 5.0%
Automobile Components 0.1%
Valeo SE 10,296 97,169
Banks 1.6%
BNP Paribas SA 18,327 1,526,321
Societe Generale SA 11,579 522,767
2,049,088
Building Products 0.2%
Cie de Saint-Gobain SA 2,832 281,507
Construction & Engineering 1.1%
Vinci SA 11,187 1,413,680
Oil, Gas & Consumable Fuels 1.2%
TotalEnergies SE 22,578 1,459,233
Personal Care Products 0.7%
L'Oreal SA 2,365 878,148
Retail REITs 0.1%
Unibail-Rodamco-Westfield 1,307 110,192
6,289,017
GERMANY 4.4%
Aerospace & Defense 0.5%
Rheinmetall AG 366 524,919
Automobiles 0.2%
Mercedes-Benz Group AG 2,020 118,459
Volkswagen AG (Preference) 1,552 157,187
275,646
Banks 0.2%
Commerzbank AG 13,740 311,913
Common Stocks
Shares Value ($)
GERMANY
Capital Markets 1.8%
Deutsche Bank AG (Registered) 56,669 1,338,301
Deutsche Boerse AG 2,837 836,163
2,174,464
Chemicals 0.4%
BASF SE 9,928 493,429
Electrical Equipment 0.3%
Siemens Energy AG * 5,695 332,532
Entertainment 0.2%
CTS Eventim AG & Co. KGaA 3,054 305,115
Hotels, Restaurants & Leisure 0.3%
TUI AG * 58,529 398,914
IT Services 0.1%
IONOS Group SE * 4,853 134,046
Machinery 0.4%
Knorr-Bremse AG 4,595 416,283
Traton SE 2,769 93,252
509,535
Software 0.0%
†
SAP SE 233 61,859
5,522,372
GREECE 0.4%
Banks 0.4%
Alpha Services and Holdings SA 116,453 280,035
National Bank of Greece SA 26,561 273,678
553,713
HONG KONG 1.6%
Food Products 1.4%
WH Group Ltd. Reg. S (b) 1,948,000 1,791,205
Insurance 0.1%
AIA Group Ltd. 17,400 131,530
Machinery 0.1%
Techtronic Industries Co. Ltd. 7,000 84,307
2,007,042
INDIA 4.6%
Aerospace & Defense 0.2%
Hindustan Aeronautics Ltd. Reg. S 6,269 305,095
Banks 0.5%
State Bank of India 73,252 658,549
Capital Markets 0.2%
BSE Ltd. 3,811 243,042
Diversified Telecommunication Services 0.5%
Indus Towers Ltd. * 150,959 586,863
Financial Services 0.1%
LIC Housing Finance Ltd. 16,772 110,301
IT Services 1.7%
HCL Technologies Ltd. 62,809 1,164,151
Infosys Ltd. 45,927 840,008
2,004,159
Metals & Mining 0.4%
Vedanta Ltd. 94,150 507,120
Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd. 10,794 160,544

NVIT International Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
INDIA
Pharmaceuticals 0.4%
Sun Pharmaceutical Industries Ltd. 25,621 519,367
Real Estate Management & Development 0.2%
Oberoi Realty Ltd. 15,616 297,955
Textiles, Apparel & Luxury Goods 0.3%
Page Industries Ltd. 680 339,150
5,732,145
INDONESIA 0.2%
Food Products 0.2%
Indofood Sukses Makmur Tbk. PT 462,900 197,585
IRELAND 0.3%
Banks 0.1%
AIB Group plc 18,982 123,218
Trading Companies & Distributors 0.2%
AerCap Holdings NV 2,359 241,019
364,237
ISRAEL 0.4%
IT Services 0.3%
Wix.com Ltd. * 2,724 445,047
Semiconductors & Semiconductor Equipment 0.1%
Nova Ltd. *(a) 490 90,322
535,369
ITALY 2.6%
Aerospace & Defense 0.3%
Leonardo SpA 8,001 390,498
Automobiles 1.4%
Ferrari NV 3,970 1,693,291
Banks 0.7%
UniCredit SpA 14,843 833,099
Construction Materials 0.1%
Buzzi SpA 3,562 172,009
Diversified Telecommunication Services 0.1%
Telecom Italia SpA *(a) 548,762 185,543
3,274,440
JAPAN 13.9%
Automobile Components 1.3%
Denso Corp. 120,800 1,498,760
Sumitomo Electric Industries Ltd. 7,500 125,164
1,623,924
Automobiles 0.2%
Suzuki Motor Corp. 19,900 242,632
Banks 1.1%
Hachijuni Bank Ltd. (The) 14,300 101,327
Hyakugo Bank Ltd. (The) (a) 23,500 116,021
Kyoto Financial Group, Inc. (a) 52,400 798,702
Sumitomo Mitsui Financial Group,
Inc. 16,400 418,460
1,434,510
Capital Markets 0.4%
Daiwa Securities Group, Inc. (a) 72,500 483,718
Chemicals 0.7%
Kaneka Corp. 8,400 214,084
Nissan Chemical Corp. 23,500 698,671
912,755
Common Stocks
Shares Value ($)
JAPAN
Consumer Finance 0.1%
Credit Saison Co. Ltd. (a) 4,700 111,270
Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone
Corp. 272,600 263,301
Electric Utilities 0.2%
Kyushu Electric Power Co., Inc. 22,700 198,140
Electrical Equipment 1.7%
Mitsubishi Electric Corp. 111,500 2,035,815
Financial Services 0.2%
ORIX Corp. 9,300 192,410
Ground Transportation 0.1%
Central Japan Railway Co. 4,200 79,992
East Japan Railway Co. 4,500 88,716
168,708
Household Durables 0.7%
Sony Group Corp. 35,500 904,238
Insurance 2.7%
Dai-ichi Life Holdings, Inc. 42,400 322,784
Japan Post Holdings Co. Ltd. 206,700 2,064,789
MS&AD Insurance Group
Holdings, Inc. 42,300 916,307
3,303,880
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 4,500 150,828
Machinery 0.5%
FANUC Corp. 4,200 114,624
Glory Ltd. (a) 11,900 209,106
Mitsubishi Heavy Industries Ltd. 8,800 150,383
NGK Insulators Ltd. (a) 11,300 138,990
613,103
Metals & Mining 0.2%
Mitsui Mining & Smelting Co. Ltd. 7,300 212,925
Pharmaceuticals 1.0%
Chugai Pharmaceutical Co. Ltd. 8,200 374,526
Daiichi Sankyo Co. Ltd. 35,000 821,307
1,195,833
Real Estate Management & Development 0.2%
Daito Trust Construction Co. Ltd. 1,600 163,643
Tokyu Fudosan Holdings Corp. 21,200 141,285
304,928
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. (a) 2,300 102,304
Lasertec Corp. 2,000 171,566
Tokyo Electron Ltd. 7,200 981,797
1,255,667
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. 23,200 723,390
Wireless Telecommunication Services 0.7%
KDDI Corp. 42,800 675,432
SoftBank Corp. 155,400 216,563
891,995
17,223,970
MALAYSIA 0.3%
Electric Utilities 0.1%
Tenaga Nasional Bhd. 45,400 136,920

14 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MALAYSIA
Real Estate Management & Development 0.2%
Sime Darby Property Bhd. 599,300 179,421
316,341
MEXICO 0.4%
Beverages 0.4%
Coca-Cola Femsa SAB de CV,
ADR 5,808 530,212
NETHERLANDS 3.7%
Consumer Staples Distribution & Retail 0.6%
Koninklijke Ahold Delhaize NV 21,376 799,157
Financial Services 0.9%
EXOR NV (a) 11,727 1,067,081
Professional Services 1.0%
Wolters Kluwer NV 8,406 1,305,669
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV 2,096 1,386,918
4,558,825
NORWAY 1.0%
Aerospace & Defense 1.0%
Kongsberg Gruppen ASA 8,865 1,299,752
PHILIPPINES 0.4%
Transportation Infrastructure 0.4%
International Container Terminal
Services, Inc. 73,760 457,892
POLAND 0.6%
Metals & Mining 0.4%
KGHM Polska Miedz SA 11,348 372,499
Oil, Gas & Consumable Fuels 0.1%
ORLEN SA 10,105 178,780
Textiles, Apparel & Luxury Goods 0.1%
LPP SA 40 182,796
734,075
SAUDI ARABIA 0.5%
Electrical Equipment 0.2%
Electrical Industries Co. 170,695 274,602
Food Products 0.1%
Almarai Co. JSC 6,374 94,268
Wireless Telecommunication Services 0.2%
Etihad Etisalat Co. 15,150 246,190
615,060
SINGAPORE 0.9%
Banks 0.8%
Oversea-Chinese Banking Corp.
Ltd. 9,100 116,292
United Overseas Bank Ltd. 30,600 861,824
978,116
Entertainment 0.1%
Sea Ltd., ADR *(a) 1,027 134,013
1,112,129
SOUTH AFRICA 0.8%
Insurance 0.1%
Old Mutual Ltd. 173,342 112,595
Common Stocks
Shares Value ($)
SOUTH AFRICA
Metals & Mining 0.6%
Harmony Gold Mining Co. Ltd.,
ADR 53,324 787,595
Wireless Telecommunication Services 0.1%
Vodacom Group Ltd. 21,120 144,384
1,044,574
SOUTH KOREA 3.5%
Automobiles 0.3%
Kia Corp. 6,700 423,089
Banks 0.9%
Hana Financial Group, Inc. 23,036 937,490
KB Financial Group, Inc. 2,489 133,789
1,071,279
Electric Utilities 0.1%
Korea Electric Power Corp. 6,568 97,319
Financial Services 0.3%
Meritz Financial Group, Inc. 4,526 377,216
Household Durables 0.1%
LG Electronics, Inc. 1,254 66,360
Insurance 0.1%
Samsung Life Insurance Co. Ltd. 1,214 68,789
Personal Care Products 0.1%
LG H&H Co. Ltd. 308 65,543
Pharmaceuticals 0.1%
Hanmi Pharm Co. Ltd. 1,149 176,848
Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc. 5,777 766,101
Technology Hardware, Storage & Peripherals 0.9%
Samsung Electronics Co. Ltd. 32,758 1,297,274
4,409,818
SPAIN 3.7%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria
SA 44,763 610,176
Banco Santander SA 211,653 1,425,580
2,035,756
Electric Utilities 2.1%
Iberdrola SA 162,764 2,631,310
4,667,066
SWEDEN 1.5%
Automobiles 0.1%
Volvo Car AB, Class B *(a) 32,882 63,480
Hotels, Restaurants & Leisure 0.2%
Betsson AB, Class B * 12,474 193,778
Household Products 0.5%
Essity AB, Class B (a) 24,517 696,829
Leisure Products 0.1%
Thule Group AB Reg. S (b) 3,731 107,601
Machinery 0.2%
SKF AB, Class B *(a) 8,149 165,474
Volvo AB, Class B * 2,582 75,935
241,409

NVIT International Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining 0.4%
Boliden AB 18,635 610,149
1,913,246
SWITZERLAND 1.9%
Capital Markets 0.3%
UBS Group AG (Registered) 10,311 315,946
Chemicals 0.6%
Givaudan SA (Registered) 173 743,423
Electrical Equipment 0.6%
ABB Ltd. (Registered) 16,732 865,901
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 5,596 475,920
2,401,190
TAIWAN 4.8%
Communications Equipment 0.1%
Accton Technology Corp. 8,000 141,385
Electrical Equipment 0.1%
CyberPower Systems, Inc. 13,000 109,996
Electronic Equipment, Instruments & Components 1.0%
Delta Electronics, Inc. 80,000 881,820
Hon Hai Precision Industry Co.
Ltd. 35,000 156,395
Lotes Co. Ltd. 4,000 168,684
1,206,899
Entertainment 0.1%
International Games System Co.
Ltd. 3,000 70,162
Passenger Airlines 0.1%
Eva Airways Corp. 98,000 120,277
Semiconductors & Semiconductor Equipment 3.4%
MediaTek, Inc. 35,000 1,475,843
Realtek Semiconductor Corp. 8,000 126,907
Taiwan Semiconductor
Manufacturing Co. Ltd. 97,000 2,704,148
4,306,898
5,955,617
THAILAND 0.4%
Health Care Providers & Services 0.1%
Bangkok Dusit Medical Services
PCL, Class F 210,900 136,021
Oil, Gas & Consumable Fuels 0.3%
PTT Exploration & Production PCL 112,600 387,663
523,684
TURKEY 0.2%
Banks 0.2%
Akbank TAS 128,129 176,216
Turkiye Garanti Bankasi A/S 41,460 128,777
304,993
UNITED ARAB EMIRATES 0.6%
Energy Equipment & Services 0.1%
ADNOC Drilling Co. PJSC 84,375 118,012
Real Estate Management & Development 0.5%
Emaar Properties PJSC 172,065 626,855
744,867
Common Stocks
Shares Value ($)
UNITED KINGDOM 8.4%
Aerospace & Defense 0.5%
Rolls-Royce Holdings plc * 63,544 614,379
Banks 3.6%
Barclays plc 257,891 968,406
HSBC Holdings plc 29,808 337,984
NatWest Group plc 344,977 2,021,166
Standard Chartered plc 87,552 1,297,609
4,625,165
Commercial Services & Supplies 0.2%
Johnson Service Group plc 110,000 189,832
Consumer Staples Distribution & Retail 0.5%
J Sainsbury plc 24,748 75,266
Marks & Spencer Group plc 108,199 497,916
573,182
Independent Power and Renewable Electricity Producers 0.1%
Drax Group plc 12,028 91,006
Marine Transportation 0.1%
Global Ship Lease, Inc., Class A 4,573 104,493
Metals & Mining 0.1%
Anglogold Ashanti plc (a) 4,401 163,365
Oil, Gas & Consumable Fuels 0.1%
Harbour Energy plc 32,044 86,941
Passenger Airlines 0.5%
International Consolidated Airlines
Group SA 192,475 651,253
Personal Care Products 0.2%
Unilever plc 3,276 195,164
Pharmaceuticals 1.1%
AstraZeneca plc, ADR (a) 18,649 1,370,702
Professional Services 0.5%
RELX plc 12,500 627,891
Tobacco 0.8%
Imperial Brands plc 26,500 979,994
Wireless Telecommunication Services 0.1%
Vodafone Group plc 125,742 117,670
10,391,037
UNITED STATES 7.1%
Construction Materials 0.1%
Titan Cement International SA 2,859 131,421
Electrical Equipment 0.8%
Schneider Electric SE 4,492 1,039,821
Entertainment 0.5%
Spotify Technology SA * 1,197 658,386
Pharmaceuticals 5.7%
GSK plc 132,658 2,533,623
Novartis AG (Registered) 21,833 2,428,650
Roche Holding AG 5,954 1,957,690
Sanofi SA 1,155 127,985
7,047,948
8,877,576
Total Common Stocks
(cost $104,057,186) 123,338,246

16 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Equity Fund
Warrants 0.0%
†
Number of
Warrants Value ($)
CANADA 0.0%
†
Software 0.0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreements 2.5%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$1,000,122, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
1/31/2026 - 8/15/2054; total
market value $1,020,000.(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$2,078,807, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $2,120,126.(c) 2,078,555 2,078,555
Total Repurchase Agreements
(cost $3,078,555) 3,078,555
Total Investments
(cost $107,135,741) — 101.3% 126,416,801
Liabilities in excess of other assets — (1.3)% (1,613,481)
NET ASSETS — 100.0%
$124,803,320
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $5,415,563, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $3,078,555 and by $2,984,220 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
4/24/2025 - 2/15/2055, a total value of $6,062,775.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2025
was $3,982,044 which represents 3.19% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $3,078,555.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,134,644 $ – $ 3,134,644
Automobile Components – 1,721,092 – 1,721,092
Automobiles – 2,849,780 – 2,849,780
Banks – 16,666,415 – 16,666,415
Beverages 530,212 128,816 – 659,028
Broadline Retail 1,544,193 2,538,368 – 4,082,561
Building Products – 281,507 – 281,507
Capital Markets 198,447 3,217,171 – 3,415,618
Chemicals – 2,149,607 – 2,149,607
Commercial Services & Supplies – 1,193,832 – 1,193,832
Communications Equipment – 232,905 – 232,905
Construction & Engineering – 1,413,680 – 1,413,680
Construction Materials – 303,430 – 303,430
Consumer Finance 110,928 111,269 – 222,197
Consumer Staples Distribution & Retail 1,211,345 1,441,942 – 2,653,287
Diversified Telecommunication Services – 1,160,977 – 1,160,977
Electric Utilities – 3,063,689 – 3,063,689
Electrical Equipment – 4,658,668 – 4,658,668
Electronic Equipment, Instruments &
Components – 1,293,787 – 1,293,787
Energy Equipment & Services – 118,012 – 118,012
Entertainment 792,399 1,127,529 – 1,919,928
Financial Services – 1,747,008 – 1,747,008
Food Products – 2,177,742 – 2,177,742
Gas Utilities – 163,912 – 163,912
Ground Transportation – 168,708 – 168,708
Health Care Providers & Services – 136,021 – 136,021
Hotels, Restaurants & Leisure – 2,033,215 – 2,033,215
Household Durables – 1,907,936 – 1,907,936
Household Products – 696,829 – 696,829
Independent Power and Renewable
Electricity Producers – 91,006 – 91,006
Insurance 3,107,376 4,378,783 – 7,486,159
Interactive Media & Services 124,317 3,094,196 – 3,218,513
IT Services 1,303,561 2,138,205 – 3,441,766
Leisure Products – 258,428 – 258,428
Machinery – 1,948,223 – 1,948,223
Marine Transportation 104,493 – – 104,493
Metals & Mining 2,400,369 3,077,960 – 5,478,329
Multi-Utilities – 301,968 – 301,968
Oil, Gas & Consumable Fuels 3,384,075 2,444,955 – 5,829,030
Passenger Airlines – 1,659,389 – 1,659,389
Personal Care Products – 1,138,854 – 1,138,854
Pharmaceuticals 1,370,702 10,309,677 – 11,680,379
Professional Services – 1,933,560 – 1,933,560
Real Estate Management & Development 189,087 1,409,159 – 1,598,246
Retail REITs – 110,192 – 110,192
Semiconductors & Semiconductor
Equipment 90,322 7,715,583 – 7,805,905
Software – 61,859 – 61,859
Technology Hardware, Storage &
Peripherals – 2,899,220 – 2,899,220
Textiles, Apparel & Luxury Goods – 649,760 – 649,760
Tobacco – 979,994 – 979,994
Trading Companies & Distributors 578,827 – – 578,827
Transportation Infrastructure – 457,892 – 457,892
Wireless Telecommunication Services – 1,400,239 – 1,400,239
Total Common Stocks $ 17,040,653 $ 106,297,593 $ – $ 123,338,246
Repurchase Agreements – 3,078,555 – 3,078,555

NVIT International Equity Fund - March 31, 2025 (Unaudited) - Statement of Investments - 19
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Warrants $ – $ – $ – $ –
Total $ 17,040,653 $ 109,376,148 $ – $ 126,416,801
As of March 31, 2025, the Fund held one warrant investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99.3%
Shares Value ($)
AUSTRALIA 4.6%
Capital Markets 2.5%
Macquarie Group Ltd. 38,097 4,723,145
Industrial REITs 2.1%
Goodman Group 215,573 3,876,915
8,600,060
BELGIUM 1.8%
Banks 1.8%
KBC Group NV 36,250 3,315,399
DENMARK 3.0%
Pharmaceuticals 3.0%
Novo Nordisk A/S, Class B 80,290 5,565,089
FAROE ISLANDS 1.4%
Food Products 1.4%
Bakkafrost P/F 55,223 2,598,853
FRANCE 11.8%
Aerospace & Defense 3.6%
Safran SA 15,345 4,048,102
Thales SA 10,056 2,699,939
6,748,041
Beverages 0.6%
Remy Cointreau SA (a) 25,093 1,181,364
Personal Care Products 1.7%
L'Oreal SA 8,382 3,112,319
Textiles, Apparel & Luxury Goods 5.9%
Hermes International SCA 2,040 5,345,773
LVMH Moet Hennessy Louis
Vuitton SE 9,342 5,832,423
11,178,196
22,219,920
GERMANY 15.3%
Construction Materials 1.6%
Heidelberg Materials AG 17,669 3,023,236
Industrial Conglomerates 2.1%
Siemens AG (Registered) 17,276 3,963,611
Insurance 2.9%
Hannover Rueck SE 18,145 5,386,588
Personal Care Products 1.6%
Beiersdorf AG 23,320 3,018,864
Software 7.1%
Nemetschek SE 26,796 3,107,370
SAP SE 39,136 10,390,263
13,497,633
28,889,932
HONG KONG 5.0%
Capital Markets 1.8%
Hong Kong Exchanges & Clearing
Ltd. 76,400 3,398,661
Insurance 1.9%
AIA Group Ltd. 462,400 3,495,380
Machinery 1.3%
Techtronic Industries Co. Ltd. 207,500 2,499,105
9,393,146
Common Stocks
Shares Value ($)
IRELAND 1.1%
Building Products 1.1%
Kingspan Group plc 26,252 2,123,105
JAPAN 19.7%
Chemicals 1.6%
Shin-Etsu Chemical Co. Ltd. 109,000 3,105,479
Electronic Equipment, Instruments & Components 2.6%
Keyence Corp. 12,500 4,906,341
Health Care Equipment & Supplies 3.6%
Hoya Corp. 33,600 3,790,226
Terumo Corp. 158,600 2,977,697
6,767,923
Household Durables 3.7%
Sony Group Corp. 272,600 6,943,531
Industrial Conglomerates 2.5%
Hitachi Ltd. 203,300 4,706,614
Machinery 2.4%
FANUC Corp. 91,700 2,502,619
Makita Corp. 62,100 2,060,980
4,563,599
Semiconductors & Semiconductor Equipment 1.8%
Tokyo Electron Ltd. 25,400 3,463,561
Wireless Telecommunication Services 1.5%
SoftBank Group Corp. 54,400 2,752,776
37,209,824
NETHERLANDS 9.9%
Entertainment 2.1%
Universal Music Group NV (a) 143,470 3,954,276
Professional Services 2.6%
Wolters Kluwer NV 31,044 4,821,936
Semiconductors & Semiconductor Equipment 5.2%
ASM International NV 4,699 2,152,978
ASML Holding NV 11,813 7,816,630
9,969,608
18,745,820
NEW ZEALAND 1.6%
Software 1.6%
Xero Ltd. * 31,751 3,104,170
SPAIN 1.7%
Hotels, Restaurants & Leisure 1.7%
Amadeus IT Group SA 40,920 3,135,829
SWEDEN 1.1%
Building Products 1.1%
Assa Abloy AB, Class B 69,084 2,075,879
SWITZERLAND 7.9%
Chemicals 2.0%
Sika AG (Registered) 15,699 3,802,702
Health Care Equipment & Supplies 1.1%
Straumann Holding AG
(Registered) (a) 17,871 2,158,348
Insurance 1.8%
Zurich Insurance Group AG 4,934 3,441,639
Life Sciences Tools & Services 3.0%
Lonza Group AG (Registered) 9,003 5,541,123
14,943,812

NVIT NS Partners International Focused Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
UNITED KINGDOM 6.8%
Capital Markets 1.6%
London Stock Exchange Group plc 20,955 3,107,455
Hotels, Restaurants & Leisure 1.5%
Compass Group plc 86,426 2,853,390
Pharmaceuticals 3.7%
AstraZeneca plc 47,180 6,895,110
12,855,955
UNITED STATES 6.6%
Construction Materials 1.0%
James Hardie Industries plc CHDI
* 77,532 1,839,277
Electrical Equipment 3.5%
Schneider Electric SE 28,335 6,559,068
Professional Services 2.1%
Experian plc 86,088 3,989,961
12,388,306
Total Common Stocks
(cost $169,270,759) 187,165,099
Repurchase Agreements 3.6%
Principal
Amount ($)
BofA Securities, Inc., 4.36%,
dated 3/31/2025, due
4/1/2025, repurchase price
$2,000,242, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.63%, maturing
1/25/2033 - 7/20/2070; total
market value $2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.38%, dated 3/31/2025, due
4/1/2025, repurchase price
$1,875,975, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 8.50%, maturing
6/1/2026 - 12/20/2073; total
market value $1,913,262.(b) 1,875,747 1,875,747
MetLife, Inc., 4.36%, dated
3/31/2025, due 4/1/2025,
repurchase price $3,000,363,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2027 - 11/15/2045; total
market value $3,061,595.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $6,875,747) 6,875,747
Total Investments
(cost $176,146,506) — 102.9% 194,040,846
Liabilities in excess of other assets — (2.9)% (5,481,665)
NET ASSETS — 100.0%
$188,559,181
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2025. The total value of securities on loan as of
March 31, 2025 was $6,382,423, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $6,875,747.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2025 was $6,875,747.
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
REIT Real Estate Investment Trust

22 - Statement of Investments - March 31, 2025 (Unaudited) - NVIT NS Partners International Focused Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NS Partners International Focused Growth Fund - March 31, 2025 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 187,165,099 $ – $ 187,165,099
Repurchase Agreements – 6,875,747 – 6,875,747
Total $ – $ 194,040,846 $ – $ 194,040,846
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.